UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Jose Del Real, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

with a copy to:

Himanshu Surti

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2021

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2021 (Unaudited)

	FlexShares® US Quality Low Volatility Index Fund	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	FlexShares® Emerging Markets Quality Low Volatility Index Fund	FlexShares® Morningstar US Market Factor Tilt Index Fund

ASSETS
Securities, at cost	$123,131,940	$78,264,310	$14,593,991	$895,894,724
Affiliate securities, at cost	—	—	—	564,869
Securities Lending Reinvestments, at cost	—	2,693,457	—	115,578,812

Securities, at value†	144,285,726	85,820,241	16,364,258	1,651,089,390
Affiliate securities, at value	—	—	—	864,880
Securities Lending Reinvestments, at value	—	2,693,457	—	115,582,271
Cash	743,243	309,905	129,092	14,363,438
Cash segregated at broker*	3,457	46,317	17,510	373,705
Foreign cash††	—	298,750	16,477	—
Restricted cash**	—	—	58,942	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	7,426	374	—
Receivables:
Dividends and interest	122,117	443,759	21,135	954,406
Securities lending income	—	1,707	—	20,637
Capital shares issued	—	—	—	—
Investment adviser	557	374	52	6,581
Securities sold	—	—	—	—
Variation margin on futures contracts	39,871	16,298	116	480,796

Total Assets	145,194,971	89,638,234	16,607,956	1,783,736,104

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	8,122	16	—
Due to brokers	49,128	—	—	—
Payables:
Cash collateral received from securities loaned	—	2,693,459	—	115,578,792
Deferred compensation (Note 7)	3,960	2,373	397	131,296
Investment advisory fees (Note 4)	25,972	22,846	5,224	333,191
Trustee fees (Note 7)	1,629	1,052	159	21,345
Securities purchased	—	—	—	—
Deferred non-US capital gains taxes	—	—	30,771	—
Due to Authorized Participant	—	—	58,942	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	4,200	9,000	8,000	12,000

Total Liabilities	84,889	2,736,852	103,509	116,076,624

Net Assets	$145,110,082	$86,901,382	$16,504,447	$1,667,659,480

NET ASSETS CONSIST OF:
Paid-in capital	$121,083,802	$79,135,308	$15,170,848	$955,495,545
Distributable earnings (loss)	24,026,280	7,766,074	1,333,599	712,163,935

Net Assets	$145,110,082	$86,901,382	$16,504,447	$1,667,659,480

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	2,950,001	3,200,001	600,001	10,000,001
Net Asset Value	$49.19	$27.16	$27.51	$166.77

† Securities on loan, at value	$—	$4,037,422	$—	$152,977,337
†† Cost of foreign cash	$—	$295,781	$16,363	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Select Index Fund

ASSETS
Securities, at cost	$484,274,917	$243,433,738	$69,814,232	$142,973,220
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	18,370,885	2,462,892	263,694	57,104

Securities, at value†	617,689,622	332,668,145	94,060,732	176,634,790
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	18,370,885	2,462,892	263,694	57,104
Cash	2,619,909	674,002	639,735	1,602,237
Cash segregated at broker*	972,240	355,657	43,555	150,741
Foreign cash††	8,762,028	2,067,259	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	43,535	8,464	—	—
Receivables:
Dividends and interest	4,852,464	517,294	85,127	170,728
Securities lending income	43,557	24,281	445	290
Capital shares issued	—	—	—	2,551,627
Investment adviser	2,354	1,002	379	859
Securities sold	—	—	—	—
Variation margin on futures contracts	389,500	—	38,788	85,647

Total Assets	653,746,094	338,778,996	95,132,455	181,254,023

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	53,418	23,130	—	—
Payables:
Cash collateral received from securities loaned	18,370,885	2,462,892	263,694	57,104
Deferred compensation (Note 7)	80,588	40,176	4,552	4,975
Investment advisory fees (Note 4)	202,474	151,293	25,188	46,877
Trustee fees (Note 7)	9,792	4,294	1,211	1,860
Securities purchased	—	3	—	2,521,572
Deferred non-US capital gains taxes	—	861	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	10,524	—	—
Capital shares redeemed	—	—	—	—
Other	60,000	75,000	6,500	7,700

Total Liabilities	18,777,157	2,768,173	301,145	2,640,088

Net Assets	$634,968,937	$336,010,823	$94,831,310	$178,613,935

NET ASSETS CONSIST OF:
Paid-in capital	$609,467,143	$318,315,263	$71,479,286	$133,179,532
Distributable earnings (loss)	25,501,794	17,695,560	23,352,024	45,434,403

Net Assets	$634,968,937	$336,010,823	$94,831,310	$178,613,935

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	8,800,001	5,300,001	2,075,001	1,750,001
Net Asset Value	$72.16	$63.40	$45.70	$102.07

† Securities on loan, at value	$60,720,569	$13,947,664	$3,999,717	$3,033,560
†† Cost of foreign cash	$8,613,398	$2,060,700	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

Statements of Assets and Liabilities (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund

ASSETS
Securities, at cost	$121,457,437	$4,111,739,406	$2,134,286,524	$309,965,609
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	3,005,671	36,663,555	15,057,745	10,941,163

Securities, at value†	167,504,958	5,093,317,156	2,606,955,936	358,577,366
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	3,005,671	36,666,781	15,057,745	10,941,163
Cash	2,072,410	14,074,053	11,326,404	3,366,869
Cash segregated at broker*	72,682	3,818,514	1,152,603	634,183
Foreign cash††	391,226	22,614,720	7,214,156	1,824,119
Restricted cash**	—	1,609,602	36,159	—
Due from Authorized Participant	—	491,217	13,756,173	—
Unrealized appreciation on forward foreign currency contracts	792	334,480	91,073	3,641
Receivables:
Dividends and interest	390,981	10,054,421	5,916,957	582,833
Securities lending income	1,219	44,931	38,816	4,556
Capital shares issued	—	26,397,959	—	—
Investment adviser	639	18,409	9,480	872
Securities sold	—	185	—	—
Variation margin on futures contracts	115,824	1,019,433	605,984	132,153

Total Assets	173,556,402	5,210,461,861	2,662,161,486	376,067,755

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	707	387,889	44,841	11,755
Payables:
Cash collateral received from securities loaned	3,005,671	36,663,531	15,057,745	10,941,163
Deferred compensation (Note 7)	6,419	464,032	122,433	24,450
Investment advisory fees (Note 4)	58,371	1,873,543	981,305	121,185
Trustee fees (Note 7)	1,978	57,382	32,290	4,766
Securities purchased	—	26,276,231	14,232,367	—
Deferred non-US capital gains taxes	—	541,955	1,325,110	—
Due to Authorized Participant	—	1,609,602	36,159	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	43,000	105,000	66,000	20,000

Total Liabilities	3,116,146	67,979,165	31,898,250	11,123,319

Net Assets	$170,440,256	$5,142,482,696	$2,630,263,236	$364,944,436

NET ASSETS CONSIST OF:
Paid-in capital	$125,220,748	$5,204,600,842	$2,271,481,277	$346,337,530
Distributable earnings (loss)	45,219,508	(62,118,146)	358,781,959	18,606,906

Net Assets	$170,440,256	$5,142,482,696	$2,630,263,236	$364,944,436

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	1,250,001	136,400,001	45,500,001	5,650,001
Net Asset Value	$136.35	$37.70	$57.81	$64.59

† Securities on loan, at value	$4,528,506	$126,528,187	$148,101,015	$34,686,748
†† Cost of foreign cash	$374,007	$22,399,789	$7,086,581	$1,807,582

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Real Assets Allocation Index Fund	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund

ASSETS
Securities, at cost	$—	$1,150,456,323	$371,357,325	$15,164,904
Affiliate securities, at cost	6,527,022	—	—	—
Securities Lending Reinvestments, at cost	—	67,036,575	15,820,569	338,785

Securities, at value†	—	1,526,753,498	477,637,708	19,939,725
Affiliate securities, at value	7,377,304	—	—	—
Securities Lending Reinvestments, at value	—	67,038,747	15,820,569	338,785
Cash	2,101	4,933,927	1,180,589	310,222
Cash segregated at broker*	—	192,995	90,252	53,154
Foreign cash††	—	—	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	—	1,882,571	494,879	23,744
Securities lending income	—	9,318	3,171	71
Capital shares issued	—	—	—	—
Investment adviser	18	5,734	1,883	55
Securities sold	557,043	151,051	—	1,954
Variation margin on futures contracts	—	246,767	55,483	12,073

Total Assets	7,936,466	1,601,214,608	495,284,534	20,679,783

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Payables:
Cash collateral received from securities loaned	—	67,036,561	15,820,569	338,785
Deferred compensation (Note 7)	553	150,246	35,139	5,726
Investment advisory fees (Note 4)	579	467,150	151,013	6,154
Trustee fees (Note 7)	83	22,486	7,234	274
Securities purchased	547,822	—	—	—
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	40,266	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	—	11,600	8,450	1,100

Total Liabilities	549,037	67,728,309	16,022,405	352,039

Net Assets	$7,387,429	$1,533,486,299	$479,262,129	$20,327,744

NET ASSETS CONSIST OF:
Paid-in capital	$6,764,682	$1,088,590,340	$368,761,428	$16,129,883
Distributable earnings (loss)	622,747	444,895,959	110,500,701	4,197,861

Net Assets	$7,387,429	$1,533,486,299	$479,262,129	$20,327,744

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	225,001	27,900,001	9,100,001	350,001
Net Asset Value	$32.83	$54.96	$52.67	$58.08

† Securities on loan, at value	$—	$85,123,744	$26,149,841	$568,864
†† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

Statements of Assets and Liabilities (cont.)

	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

ASSETS
Securities, at cost	$475,235,368	$59,461,566	$47,454,347	$1,352,671,804
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	23,036,738	2,428,130	2,161,098	—

Securities, at value†	570,988,369	71,139,202	55,082,684	1,430,541,496
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	23,036,738	2,428,130	2,161,098	—
Cash	6,107,073	460,239	225,203	265,564
Cash segregated at broker*	1,369,294	99,055	32,163	—
Foreign cash††	8,981,957	767,601	123,371	—
Restricted cash**	43,703	—	—	—
Due from Authorized Participant	137,676	—	—	—
Unrealized appreciation on forward foreign currency contracts	43,618	1,857	1,886	—
Receivables:
Dividends and interest	3,936,613	456,248	322,848	1,910,510
Securities lending income	14,616	5,997	1,243	1,704
Capital shares issued	—	—	2,931	—
Investment adviser	2,154	279	173	5,739
Securities sold	—	—	141	—
Variation margin on futures contracts	334,542	32,233	9,416	—

Total Assets	614,996,353	75,390,841	57,963,157	1,432,725,013

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	85,140	14,680	3,498	—
Payables:
Cash collateral received from securities loaned	23,036,738	2,428,130	2,161,098	—
Deferred compensation (Note 7)	63,291	8,552	4,753	232,236
Investment advisory fees (Note 4)	223,605	28,064	20,853	208,642
Trustee fees (Note 7)	8,353	1,071	475	21,068
Securities purchased	134,814	—	—	—
Deferred non-US capital gains taxes	—	—	19,990	—
Due to Authorized Participant	43,703	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	32,501	5,000	32,000	—

Total Liabilities	23,628,145	2,485,497	2,242,667	461,946

Net Assets	$591,368,208	$72,905,344	$55,720,490	$1,432,263,067

NET ASSETS CONSIST OF:
Paid-in capital	$657,552,598	$86,546,723	$62,075,747	$1,386,353,138
Distributable earnings (loss)	(66,184,390)	(13,641,379)	(6,355,257)	45,909,929

Net Assets	$591,368,208	$72,905,344	$55,720,490	$1,432,263,067

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	22,500,001	3,000,001	1,800,001	53,904,000
Net Asset Value	$26.28	$24.30	$30.96	$26.57

† Securities on loan, at value	$45,022,886	$7,107,596	$3,861,859	$54,504,147
†† Cost of foreign cash	$8,849,453	$757,160	$122,784	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit- Scored US Corporate Bond Index Fund	FlexShares® Credit- Scored US Long Corporate Bond Index Fund

ASSETS
Securities, at cost	$556,968,020	$105,677,836	$283,089,798	$56,643,496
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	3,648,356	—	—	—

Securities, at value†	599,496,820	106,867,362	286,954,476	56,487,495
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	3,648,356	—	—	—
Cash	175,034	39,136,799	4,252,059	877,573
Cash segregated at broker*	—	—	—	—
Foreign cash††	—	—	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	886,469	217,785	2,362,724	577,525
Securities lending income	4,297	—	—	—
Capital shares issued	—	—	—	—
Investment adviser	2,447	478	1,355	170
Securities sold	—	4,233,516	11,428,312	2,864,266
Variation margin on futures contracts	—	—	—	—

Total Assets	604,213,423	150,455,940	304,998,926	60,807,029

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Payables:
Cash collateral received from securities loaned	3,648,356	—	—	—
Deferred compensation (Note 7)	82,478	5,676	11,125	2,654
Investment advisory fees (Note 4)	87,542	17,420	52,518	9,470
Trustee fees (Note 7)	9,155	1,417	3,100	693
Securities purchased	—	43,627,584	11,913,268	2,669,242
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	—	4,400	4,000	2,500

Total Liabilities	3,827,531	43,656,497	11,984,011	2,684,559

Net Assets	$600,385,892	$106,799,443	$293,014,915	$58,122,470

NET ASSETS CONSIST OF:
Paid-in capital	$557,987,246	$109,150,518	$287,150,024	$57,717,434
Distributable earnings (loss)	42,398,646	(2,351,075)	5,864,891	405,036

Net Assets	$600,385,892	$106,799,443	$293,014,915	$58,122,470

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	21,450,001	4,500,001	5,450,001	1,000,001
Net Asset Value	$27.99	$23.73	$53.76	$58.12

† Securities on loan, at value	$115,918,300	$—	$—	$—
†† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

Statements of Assets and Liabilities (cont.)

	FlexShares® High Yield Value-Scored Bond Index Fund	FlexShares® Ready Access Variable Income Fund	FlexShares® Core Select Bond Fund

ASSETS
Securities, at cost	$202,136,005	$409,659,193	$58,243,024
Affiliate securities, at cost	—	—	54,282,553
Securities Lending Reinvestments, at cost	—	—	—

Securities, at value†	207,873,474	411,809,065	58,053,728
Affiliate securities, at value	—	—	54,636,120
Securities Lending Reinvestments, at value	—	—	—
Cash	2,618,624	1,042,174	281,418
Cash segregated at broker*	—	—	—
Foreign cash††	—	—	—
Restricted cash**	—	—	—
Due from Authorized Participant	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Receivables:
Dividends and interest	3,351,651	1,398,632	—
Securities lending income	—	—	—
Capital shares issued	4,968,446	762	—
Investment adviser	937	1,879	481
Securities sold	16,809,158	4,012,453	8,127,502
Variation margin on futures contracts	—	—	—

Total Assets	235,622,290	418,264,965	121,099,249

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—
Payables:
Cash collateral received from securities loaned	—	—	—
Deferred compensation (Note 7)	7,120	25,864	4,475
Investment advisory fees (Note 4)	63,229	85,934	16,585
Trustee fees (Note 7)	2,912	6,689	1,521
Securities purchased	21,957,545	950,000	8,125,170
Deferred non-US capital gains taxes	—	—	—
Due to Authorized Participant	—	—	—
Variation margin on futures contracts	—	—	—
Capital shares redeemed	—	3,809,512	—
Other	5,500	2,275	—

Total Liabilities	22,036,306	4,880,274	8,147,751

Net Assets	$213,585,984	$413,384,691	$112,951,498

NET ASSETS CONSIST OF:
Paid-in capital	$205,273,895	$410,551,813	$113,118,206
Distributable earnings (loss)	8,312,089	2,832,878	(166,708)

Net Assets	$213,585,984	$413,384,691	$112,951,498

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	4,300,001	5,425,001	4,325,001
Net Asset Value	$49.67	$76.20	$26.12

† Securities on loan, at value	$—	$—	$—
†† Cost of foreign cash	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

Statements of Operations

For the six months ended April 30, 2021 (Unaudited)

	FlexShares® US Quality Low Volatility Index Fund	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	FlexShares® Emerging Markets Quality Low Volatility Index Fund	FlexShares® Morningstar US Market Factor Tilt Index Fund

INVESTMENT INCOME
Dividend income	$1,027,261	$1,380,538	$126,047	$11,864,472
Dividend income received from affiliate	—	—	—	10,321
Interest income	18	—	—	—
Securities lending income (net of fees) (Note 2)	—	2,707	12	211,678
Foreign withholding tax on dividends	(1,340)	(110,718)	(20,144)	(10,731)

Total Investment Income	1,025,939	1,272,527	105,915	12,075,740

EXPENSES
Deferred compensation (Note 7)	2,310	1,391	240	25,534
Investment advisory fees	140,282	127,934	27,065	1,807,760
Trustee fees (Note 7)	4,589	2,898	493	54,674
Other expenses (Note 4)	—	—	—	315

Total Gross Expenses Before Fees Reimbursed	147,181	132,223	27,798	1,888,283

Less:
Investment advisory fees reimbursed (Note 4)	(3,501)	(2,120)	(358)	(40,346)

Total Net Expenses	143,680	130,103	27,440	1,847,937

Net Investment Income (Loss)	882,259	1,142,424	78,475	10,227,803

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	(207,374)	1,161,701	124,784 (1)	19,716,094
In-kind redemptions on investments in affiliated securities	—	—	—	3,297
In-kind redemptions on investments in securities	3,645,305	—	—	10,059,062
Expiration or closing of futures contracts	70,495	109,798	36,910	3,004,394
Settlement of forward foreign currency contracts	—	(8,564)	98	—
Foreign currency transactions	—	5,957	(287)	—

Net Realized Gain (Loss)	3,508,426	1,268,892	161,505	32,782,847

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	19,790,035	8,861,822	1,422,387 (2)	408,761,543 (3)
Securities lending	—	—	—	1,256
Futures contracts	49,377	45,689	(180)	824,992
Forward foreign currency contracts	—	(2,417)	358	—
Translation of other assets and liabilities denominated in foreign currencies	—	4,112	370	—

Net Change in Unrealized Appreciation (Depreciation)	19,839,412	8,909,206	1,422,935	409,587,791

Net Realized and Unrealized Gain (Loss)	23,347,838	10,178,098	1,584,440	442,370,638

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,230,097	$11,320,522	$1,662,915	$452,598,441

(1)	Net of non-US capital gains tax of $(18,661).

(2)	Net of deferred non-US capital gains tax of $30,771.

(3)	Includes $259,946 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

Statements of Operations (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Select Index Fund

INVESTMENT INCOME
Dividend income	$8,522,159	$3,075,948	$675,531	$1,275,587
Dividend income received from affiliate	—	—	—	—
Interest income	—	654	—	—
Securities lending income (net of fees) (Note 2)	209,277	96,382	2,864	2,775
Foreign withholding tax on dividends	(841,900)	(423,116)	—	—

Total Investment Income	7,889,536	2,749,868	678,395	1,278,362

EXPENSES
Deferred compensation (Note 7)	10,805	4,876	1,607	2,404
Investment advisory fees	1,154,592	824,511	142,344	236,349
Trustee fees (Note 7)	22,724	10,571	3,328	5,339
Other expenses (Note 4)	—	—	—	—

Total Gross Expenses Before Fees Reimbursed	1,188,121	839,958	147,279	244,092

Less:
Investment advisory fees reimbursed (Note 4)	(16,174)	(6,668)	(2,433)	(3,660)

Total Net Expenses	1,171,947	833,290	144,846	240,432

Net Investment Income (Loss)	6,717,589	1,916,578	533,549	1,037,930

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	1,551,610	8,556,837 (1)	524,148	931,782
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	3,586,561	—	1,841,892	13,765,161
Expiration or closing of futures contracts	2,384,258	730,771	95,629	182,593
Settlement of forward foreign currency contracts	28,430	32,497	—	—
Foreign currency transactions	72,646	(77,435)	—	—

Net Realized Gain (Loss)	7,623,505	9,242,670	2,461,669	14,879,536

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	150,639,563	62,607,408 (2)	19,034,856	18,143,308
Securities lending	—	—	—	—
Futures contracts	975,733	(32,868)	55,229	126,130
Forward foreign currency contracts	50,318	(26,882)	—	—
Translation of other assets and liabilities denominated in foreign currencies	190,180	1,295	—	—

Net Change in Unrealized Appreciation (Depreciation)	151,855,794	62,548,953	19,090,085	18,269,438

Net Realized and Unrealized Gain (Loss)	159,479,299	71,791,623	21,551,754	33,148,974

Net Increase (Decrease) in Net Assets Resulting from Operations	$166,196,888	$73,708,201	$22,085,303	$34,186,904

(1)	Net of non-US capital gains tax of $(677).

(2)	Net of deferred non-US capital gains tax of $861.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund

INVESTMENT INCOME
Dividend income	$1,543,984	$73,284,168	$31,432,463		$4,630,275
Dividend income received from affiliate	—	—	—		—
Interest income	—	—	—		—
Securities lending income (net of fees) (Note 2)	3,911	473,902	216,821		26,698
Foreign withholding tax on dividends	(86,745)	(3,621,117)	(1,808,134)		(255,107)

Total Investment Income	1,461,150	70,136,953	29,841,150		4,401,866

EXPENSES
Deferred compensation (Note 7)	2,506	68,034	39,703		5,154
Investment advisory fees	306,134	9,077,116	5,260,273		652,356
Trustee fees (Note 7)	5,270	144,908	82,703		11,019
Other expenses (Note 4)	—	—	—		—

Total Gross Expenses Before Fees Reimbursed	313,910	9,290,058	5,382,679		668,529

Less:
Investment advisory fees reimbursed (Note 4)	(3,554)	(92,384)	(57,910)		(7,600)

Total Net Expenses	310,356	9,197,674	5,324,769		660,929

Net Investment Income (Loss)	1,150,794	60,939,279	24,516,381		3,740,937

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—		—
Transactions in investment securities	1,895,035	(85,535,599)	(10,720,030	)(1)	(2,763,203)
In-kind redemptions on investments in affiliated securities	—	—	—		—
In-kind redemptions on investments in securities	1,734,784	18,819,343	—		2,563,098
Expiration or closing of futures contracts	250,436	6,325,267	3,745,579		1,221,303
Settlement of forward foreign currency contracts	(9,953)	429,933	(81,179)		(23,840)
Foreign currency transactions	24,825	602,828	562,494		73,771

Net Realized Gain (Loss)	3,895,127	(59,358,228)	(6,493,136)		1,071,129

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	29,185,943	1,270,861,732 (2)	396,269,048	(3)	66,771,626
Securities lending	—	2,186	—		—
Futures contracts	162,946	2,041,353	1,464,636		157,364
Forward foreign currency contracts	(3,046)	(129,055)	72,607		(7,496)
Translation of other assets and liabilities denominated in foreign currencies	18,882	389,739	84,643		26,742

Net Change in Unrealized Appreciation (Depreciation)	29,364,725	1,273,165,955	397,890,934		66,948,236

Net Realized and Unrealized Gain (Loss)	33,259,852	1,213,807,727	391,397,798		68,019,365

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,410,646	$1,274,747,006	$415,914,179		$71,760,302

(1)	Net of non-US capital gains tax of $(85,396).

(2)	Net of deferred non-US capital gains tax of $541,955.

(3)	Net of deferred non-US capital gains tax of $1,325,110.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

Statements of Operations (cont.)

	FlexShares® Real Assets Allocation Index Fund		FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund

INVESTMENT INCOME
Dividend income	$—		$18,651,827	$6,128,158	$207,328
Dividend income received from affiliate	52,227		—	—	—
Interest income	—		—	—	—
Securities lending income (net of fees) (Note 2)	—		59,338	21,012	532
Foreign withholding tax on dividends	—		—	(791)	—

Total Investment Income	52,227		18,711,165	6,148,379	207,860

EXPENSES
Deferred compensation (Note 7)	94		25,780	8,324	288
Investment advisory fees	15,314		2,654,267	857,504	30,262
Trustee fees (Note 7)	220		54,705	17,588	636
Other expenses (Note 4)	—		—	—	—

Total Gross Expenses Before Fees Reimbursed	15,628		2,734,752	883,416	31,186

Less:
Investment advisory fees reimbursed (Note 4)	(12,615)		(39,434)	(12,774)	(451)

Total Net Expenses	3,013		2,695,318	870,642	30,735

Net Investment Income (Loss)	49,214		16,015,847	5,277,737	177,125

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	6,174		—	—	—
Transactions in investment securities	—		1,423,954	(997,062)	728,264
In-kind redemptions on investments in affiliated securities	—		—	—	—
In-kind redemptions on investments in securities	—		71,082,713	23,752,355	—
Expiration or closing of futures contracts	—		1,236,691	264,512	9,621
Settlement of forward foreign currency contracts	—		—	—	—
Foreign currency transactions	—		—	—	—

Net Realized Gain (Loss)	6,174		73,743,358	23,019,805	737,885

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	1,240,211	(1)	254,961,842	72,765,396	3,626,487
Securities lending	—		780	—	—
Futures contracts	—		448,353	97,822	12,071
Forward foreign currency contracts	—		—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—		—	—	—

Net Change in Unrealized Appreciation (Depreciation)	1,240,211		255,410,975	72,863,218	3,638,558

Net Realized and Unrealized Gain (Loss)	1,246,385		329,154,333	95,883,023	4,376,443

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,295,599		$345,170,180	$101,160,760	$4,553,568

(1)	Includes $1,240,211 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

INVESTMENT INCOME
Dividend income	$11,337,373	$1,438,492	$792,815	$—
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	13,400,106
Securities lending income (net of fees) (Note 2)	50,884	11,996	4,144	24,216
Foreign withholding tax on dividends	(1,079,614)	(141,597)	(69,537)	—

Total Investment Income	10,308,643	1,308,891	727,422	13,424,322

EXPENSES
Deferred compensation (Note 7)	9,552	1,222	600	24,180
Investment advisory fees	1,256,918	161,592	88,602	1,210,170
Trustee fees (Note 7)	20,371	2,617	1,337	50,435
Other expenses (Note 4)	—	—	—	—

Total Gross Expenses Before Fees Reimbursed	1,286,841	165,431	90,539	1,284,785

Less:
Investment advisory fees reimbursed (Note 4)	(13,867)	(1,797)	(819)	(40,311)

Total Net Expenses	1,272,974	163,634	89,720	1,244,474

Net Investment Income (Loss)	9,035,669	1,145,257	637,702	12,179,848

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	18,707,779	2,523,282	841,336	7,390,639
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	2,149,355	266,094	—	10,347,059
Expiration or closing of futures contracts	2,455,293	244,680	64,200	—
Settlement of forward foreign currency contracts	159,607	(22,594)	635	—
Foreign currency transactions	79,660	22,057	(2,095)	—

Net Realized Gain (Loss)	23,551,694	3,033,519	904,076	17,737,698

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	107,217,447	12,239,919	8,475,117 (1)	23,624,365
Securities lending	—	—	—	—
Futures contracts	948,899	85,914	23,616	—
Forward foreign currency contracts	(76,327)	(13,904)	(1,804)	—
Translation of other assets and liabilities denominated in foreign currencies	244,091	11,480	4,266	—

Net Change in Unrealized Appreciation (Depreciation)	108,334,110	12,323,409	8,501,195	23,624,365

Net Realized and Unrealized Gain (Loss)	131,885,804	15,356,928	9,405,271	41,362,063

Net Increase (Decrease) in Net Assets Resulting from Operations	$140,921,473	$16,502,185	$10,042,973	$53,541,911

(1)	Net of deferred non-US capital gains tax of $19,990.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

Statements of Operations (cont.)

	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit- Scored US Corporate Bond Index Fund	FlexShares® Credit- Scored US Long Corporate Bond Index Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—
Dividend income received from affiliate	—	—	—	—
Interest income	6,006,565	289,917	2,622,253	845,565
Securities lending income (net of fees) (Note 2)	22,754	—	—	—
Foreign withholding tax on dividends	—	—	—	—

Total Investment Income	6,029,319	289,917	2,622,253	845,565

EXPENSES
Deferred compensation (Note 7)	10,670	1,891	5,064	946
Investment advisory fees	527,077	101,947	294,482	54,934
Trustee fees (Note 7)	22,295	3,808	9,747	1,839
Other expenses (Note 4)	—	—	—	—

Total Gross Expenses Before Fees Reimbursed	560,042	107,646	309,293	57,719

Less:
Investment advisory fees reimbursed (Note 4)	(18,043)	(3,115)	(8,022)	(1,531)

Total Net Expenses	541,999	104,531	301,271	56,188

Net Investment Income (Loss)	5,487,320	185,386	2,320,982	789,377

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	4,526,489	834,234	1,799,191	428,846
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	3,130,725	—	—	—
Expiration or closing of futures contracts	—	—	—	—
Settlement of forward foreign currency contracts	—	—	—	—
Foreign currency transactions	—	—	—	—

Net Realized Gain (Loss)	7,657,214	834,234	1,799,191	428,846

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	5,184,132	(1,065,351)	(3,613,854)	(2,028,239)
Securities lending	—	—	—	—
Futures contracts	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	5,184,132	(1,065,351)	(3,613,854)	(2,028,239)

Net Realized and Unrealized Gain (Loss)	12,841,346	(231,117)	(1,814,663)	(1,599,393)

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,328,666	$(45,731)	$506,319	$(810,016)

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® High Yield Value-Scored Bond Index Fund	FlexShares® Ready Access Variable Income Fund	FlexShares® Core Select Bond Fund

INVESTMENT INCOME
Dividend income	$—	$—	$296,920
Dividend income received from affiliate	—	—	855,688
Interest income	6,288,388	2,036,900	—
Securities lending income (net of fees) (Note 2)	—	—	—
Foreign withholding tax on dividends	—	—	—

Total Investment Income	6,288,388	2,036,900	1,152,608

EXPENSES
Deferred compensation (Note 7)	3,639	8,199	2,073
Investment advisory fees	365,319	547,626	193,009
Trustee fees (Note 7)	7,427	16,665	4,082
Other expenses (Note 4)	—	—	—

Total Gross Expenses Before Fees Reimbursed	376,385	572,490	199,164

Less:
Investment advisory fees reimbursed (Note 4)	(5,749)	(13,597)	(100,970)

Total Net Expenses	370,636	558,893	98,194

Net Investment Income (Loss)	5,917,752	1,478,007	1,054,414

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	(1,252,102)
Transactions in investment securities	6,677,639	617,589	516,769
In-kind redemptions on investments in affiliated securities	—	—	496,352
In-kind redemptions on investments in securities	—	—	292,521
Expiration or closing of futures contracts	—	—	—
Settlement of forward foreign currency contracts	—	—	—
Foreign currency transactions	—	—	—

Net Realized Gain (Loss)	6,677,639	617,589	53,540

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	7,523,086	(858,943)	(2,090,392	)(1)
Securities lending	—	—	—
Futures contracts	—	—	—
Forward foreign currency contracts	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	7,523,086	(858,943)	(2,090,392)

Net Realized and Unrealized Gain (Loss)	14,200,725	(241,354)	(2,036,852)

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,118,477	$1,236,653	$(982,438)

(1)	Includes $(1,134,945) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® US Quality Low Volatility Index Fund		FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$882,259	$820,548	$1,142,424	$1,041,274
Net realized gain (loss)	3,508,426	(694,524)	1,268,892	(1,704,692)
Net change in unrealized appreciation (depreciation)	19,839,412	1,304,851	8,909,206	(1,448,187)

Net Increase (Decrease) in Net Assets
Resulting from Operations	24,230,097	1,430,875	11,320,522	(2,111,605)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(873,640)	(643,733)	(698,022)	(864,658)
Tax return of capital	—	—	—	—

Total distributions	(873,640)	(643,733)	(698,022)	(864,658)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	24,909,345	107,381,424	10,531,878	63,603,016
Cost of shares redeemed	(13,679,258)	(3,711,596)	—	—

Net Increase (Decrease) from Capital Transactions	11,230,087	103,669,828	10,531,878	63,603,016

Total Increase (Decrease) in Net Assets	34,586,544	104,456,970	21,154,378	60,626,753

NET ASSETS
Beginning of Period	$110,523,538	$6,066,568	$65,747,004	$5,120,251

End of Period	$145,110,082	$110,523,538	$86,901,382	$65,747,004

SHARE TRANSACTIONS
Beginning of period	2,700,001	150,001	2,800,001	200,001
Shares issued	—	—	—	—
Shares issued in-kind	550,000	2,650,000	400,000	2,600,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(300,000)	(100,000)	—	—

Shares Outstanding, End of Period	2,950,001	2,700,001	3,200,001	2,800,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Emerging Markets Quality Low Volatility Index Fund		FlexShares® Morningstar US Market Factor Tilt Index Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$78,475	$150,459	$10,227,803	$23,501,673
Net realized gain (loss)	161,505	(556,324)	32,782,847	121,619,088
Net change in unrealized appreciation (depreciation)	1,422,935	322,631	409,587,791	(115,132,476)

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,662,915	(83,234)	452,598,441	29,988,285

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(13,650)	(168,979)	(10,271,816)	(23,509,426)
Tax return of capital	—	—	—	—

Total distributions	(13,650)	(168,979)	(10,271,816)	(23,509,426)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	5,276,872	7,242,230	70,247,490	28,195,556
Cost of shares redeemed	—	(2,400,617)	(19,701,064)	(306,024,565)

Net Increase (Decrease) from Capital Transactions	5,276,872	4,841,613	50,546,426	(277,829,009)

Total Increase (Decrease) in Net Assets	6,926,137	4,589,400	492,873,051	(271,350,150)

NET ASSETS
Beginning of Period	$9,578,310	$4,988,910	$1,174,786,429	$1,446,136,579

End of Period	$16,504,447	$9,578,310	$1,667,659,480	$1,174,786,429

SHARE TRANSACTIONS
Beginning of period	400,001	200,001	9,700,001	12,100,001
Shares issued	—	—	—	—
Shares issued in-kind	200,000	300,000	450,000	300,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(100,000)	(150,000)	(2,700,000)

Shares Outstanding, End of Period	600,001	400,001	10,000,001	9,700,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund		FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$6,717,589	$16,169,983	$1,916,578	$6,156,347
Net realized gain (loss)	7,623,505	(29,509,439)	9,242,670	(12,435,161)
Net change in unrealized appreciation (depreciation)	151,855,794	(111,181,202)	62,548,953	(13,844,715)

Net Increase (Decrease) in Net Assets
Resulting from Operations	166,196,888	(124,520,658)	73,708,201	(20,123,529)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(4,023,791)	(23,632,565)	(1,407,331)	(8,202,693)
Tax return of capital	—	—	—	—

Total distributions	(4,023,791)	(23,632,565)	(1,407,331)	(8,202,693)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	—	37,863,151	—
Cost of shares redeemed	(26,219,756)	(317,973,662)	—	(159,241,139)

Net Increase (Decrease) from Capital Transactions	(26,219,756)	(317,973,662)	37,863,151	(159,241,139)

Total Increase (Decrease) in Net Assets	135,953,341	(466,126,885)	110,164,021	(187,567,361)

NET ASSETS
Beginning of Period	$499,015,596	$965,142,481	$225,846,802	$413,414,163

End of Period	$634,968,937	$499,015,596	$336,010,823	$225,846,802

SHARE TRANSACTIONS
Beginning of period	9,200,001	15,400,001	4,700,001	8,200,001
Shares issued	—	—	—	—
Shares issued in-kind	—	—	600,000	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(400,000)	(6,200,000)	—	(3,500,000)

Shares Outstanding, End of Period	8,800,001	9,200,001	5,300,001	4,700,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® US Quality Large Cap Index Fund		FlexShares® STOXX® US ESG Select Index Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$533,549	$1,048,649	$1,037,930	$1,203,766
Net realized gain (loss)	2,461,669	1,168,558	14,879,536	(2,609,895)
Net change in unrealized appreciation (depreciation)	19,090,085	2,315,780	18,269,438	8,424,199

Net Increase (Decrease) in Net Assets
Resulting from Operations	22,085,303	4,532,987	34,186,904	7,018,070

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(545,780)	(976,050)	(911,383)	(1,145,374)
Tax return of capital	—	—	—	—

Total distributions	(545,780)	(976,050)	(911,383)	(1,145,374)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	6,907,970	27,538,152	88,757,564	28,636,289
Cost of shares redeemed	(5,458,623)	(10,423,258)	(32,470,721)	(1,481,524)

Net Increase (Decrease) from Capital Transactions	1,449,347	17,114,894	56,286,843	27,154,765

Total Increase (Decrease) in Net Assets	22,988,870	20,671,831	89,562,364	33,027,461

NET ASSETS
Beginning of Period	$71,842,440	$51,170,609	$89,051,571	$56,024,110

End of Period	$94,831,310	$71,842,440	$178,613,935	$89,051,571

SHARE TRANSACTIONS
Beginning of period	2,025,001	1,475,001	1,125,001	775,001
Shares issued	—	—	—	—
Shares issued in-kind	175,000	850,000	950,000	375,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(125,000)	(300,000)	(325,000)	(25,000)

Shares Outstanding, End of Period	2,075,001	2,025,001	1,750,001	1,125,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	19

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® Global ESG Select Index Fund		FlexShares® Morningstar Global Upstream Natural Resources Index Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$1,150,794	$1,657,054	$60,939,279	$119,595,799
Net realized gain (loss)	3,895,127	(1,568,609)	(59,358,228)	(39,761,254)
Net change in unrealized appreciation (depreciation)	29,364,725	6,374,388	1,273,165,955	(779,563,599)

Net Increase (Decrease) in Net Assets
Resulting from Operations	34,410,646	6,462,833	1,274,747,006	(699,729,054)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(885,280)	(1,663,474)	(50,906,814)	(122,625,164)
Tax return of capital	—	—	—	—

Total distributions	(885,280)	(1,663,474)	(50,906,814)	(122,625,164)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	32,068,372	14,933,528	1,079,289,082	8,825,295
Cost of shares redeemed	(6,476,774)	—	(85,372,386)	(1,771,946,391)

Net Increase (Decrease) from Capital Transactions	25,591,598	14,933,528	993,916,696	(1,763,121,096)

Total Increase (Decrease) in Net Assets	59,116,964	19,732,887	2,217,756,888	(2,585,475,314)

NET ASSETS
Beginning of Period	$111,323,292	$91,590,405	$2,924,725,808	$5,510,201,122

End of Period	$170,440,256	$111,323,292	$5,142,482,696	$2,924,725,808

SHARE TRANSACTIONS
Beginning of period	1,050,001	900,001	109,500,001	175,500,001
Shares issued	—	—	—	—
Shares issued in-kind	250,000	150,000	29,650,000	250,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(50,000)	—	(2,750,000)	(66,250,000)

Shares Outstanding, End of Period	1,250,001	1,050,001	136,400,001	109,500,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$24,516,381	$42,348,376	$3,740,937	$8,457,554
Net realized gain (loss)	(6,493,136)	(51,372,425)	1,071,129	(20,467,829)
Net change in unrealized appreciation (depreciation)	397,890,934	(114,928,084)	66,948,236	(76,869,427)

Net Increase (Decrease) in Net Assets
Resulting from Operations	415,914,179	(123,952,133)	71,760,302	(88,879,702)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(20,971,098)	(40,390,855)	(1,900,093)	(14,558,175)
Tax return of capital	—	—	—	(168,159)

Total distributions	(20,971,098)	(40,390,855)	(1,900,093)	(14,726,334)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	378,723,978	660,871,183	53,526,393	85,130,549
Cost of shares redeemed	—	(116,962,142)	(23,016,531)	(93,214,545)

Net Increase (Decrease) from Capital Transactions	378,723,978	543,909,041	30,509,862	(8,083,996)

Total Increase (Decrease) in Net Assets	773,667,059	379,566,053	100,370,071	(111,690,032)

NET ASSETS
Beginning of Period	$1,856,596,177	$1,477,030,124	$264,574,365	$376,264,397

End of Period	$2,630,263,236	$1,856,596,177	$364,944,436	$264,574,365

SHARE TRANSACTIONS
Beginning of period	38,600,001	28,100,001	5,200,001	5,650,001
Shares issued	—	—	—	—
Shares issued in-kind	6,900,000	13,400,000	850,000	1,450,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(2,900,000)	(400,000)	(1,900,000)

Shares Outstanding, End of Period	45,500,001	38,600,001	5,650,001	5,200,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

Statements of Changes in Net Assets (cont.)

	FlexShares® Real Assets Allocation Index Fund		FlexShares® Quality Dividend Index Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$49,214	$278,087	$16,015,847	$41,042,206
Net realized gain (loss)	6,174	(288,406)	73,743,358	63,818,614
Net change in unrealized appreciation (depreciation)	1,240,211	(1,066,621)	255,410,975	(185,641,841)

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,295,599	(1,076,940)	345,170,180	(80,781,021)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(50,028)	(278,767)	(15,324,600)	(51,028,755)
Tax return of capital	—	—	—	—

Total distributions	(50,028)	(278,767)	(15,324,600)	(51,028,755)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	1,640,129	—	144,924,459	147,107,228
Cost of shares redeemed	—	(5,503,899)	(206,460,345)	(457,464,822)

Net Increase (Decrease) from Capital Transactions	1,640,129	(5,503,899)	(61,535,886)	(310,357,594)

Total Increase (Decrease) in Net Assets	2,885,700	(6,859,606)	268,309,694	(442,167,370)

NET ASSETS
Beginning of Period	$4,501,729	$11,361,335	$1,265,176,605	$1,707,343,975

End of Period	$7,387,429	$4,501,729	$1,533,486,299	$1,265,176,605

SHARE TRANSACTIONS
Beginning of period	175,001	375,001	29,150,001	36,850,001
Shares issued	—	—	—	—
Shares issued in-kind	50,000	—	2,900,000	3,250,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(200,000)	(4,150,000)	(10,950,000)

Shares Outstanding, End of Period	225,001	175,001	27,900,001	29,150,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Defensive Index Fund		FlexShares® Quality Dividend Dynamic Index Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$5,277,737	$12,604,759	$177,125	$844,204
Net realized gain (loss)	23,019,805	9,870,639	737,885	2,220,861
Net change in unrealized appreciation (depreciation)	72,863,218	(42,112,077)	3,638,558	(6,207,406)

Net Increase (Decrease) in Net Assets
Resulting from Operations	101,160,760	(19,636,679)	4,553,568	(3,142,341)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(5,274,263)	(16,131,191)	(171,508)	(962,948)
Tax return of capital	—	—	—	—

Total distributions	(5,274,263)	(16,131,191)	(171,508)	(962,948)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	53,955,900	120,783,417	2,764,865	—
Cost of shares redeemed	(81,753,062)	(124,805,477)	—	(35,021,933)

Net Increase (Decrease) from Capital Transactions	(27,797,162)	(4,022,060)	2,764,865	(35,021,933)

Total Increase (Decrease) in Net Assets	68,089,335	(39,789,930)	7,146,925	(39,127,222)

NET ASSETS
Beginning of Period	$411,172,794	$450,962,724	$13,180,819	$52,308,041

End of Period	$479,262,129	$411,172,794	$20,327,744	$13,180,819

SHARE TRANSACTIONS
Beginning of period	9,650,001	9,750,001	300,001	1,150,001
Shares issued	—	—	—	—
Shares issued in-kind	1,100,000	2,800,000	50,000	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(1,650,000)	(2,900,000)	—	(850,000)

Shares Outstanding, End of Period	9,100,001	9,650,001	350,001	300,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Index Fund		FlexShares® International Quality Dividend Defensive Index Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$9,035,669	$21,426,092	$1,145,257	$2,469,326
Net realized gain (loss)	23,551,694	(49,578,473)	3,033,519	(6,127,777)
Net change in unrealized appreciation (depreciation)	108,334,110	(36,850,169)	12,323,409	(2,835,580)

Net Increase (Decrease) in Net Assets
Resulting from Operations	140,921,473	(65,002,550)	16,502,185	(6,494,031)

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(5,278,882)	(22,159,155)	(816,267)	(2,523,077)
Tax return of capital	—	—	—	—

Total distributions	(5,278,882)	(22,159,155)	(816,267)	(2,523,077)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	23,339,693	9,495,567	—	3,677,673
Cost of shares redeemed	(21,090,657)	(243,541,907)	(2,184,308)	(13,975,686)

Net Increase (Decrease) from Capital Transactions	2,249,036	(234,046,340)	(2,184,308)	(10,298,013)

Total Increase (Decrease) in Net Assets	137,891,627	(321,208,045)	13,501,610	(19,315,121)

NET ASSETS
Beginning of Period	$453,476,581	$774,684,626	$59,403,734	$78,718,855

End of Period	$591,368,208	$453,476,581	$72,905,344	$59,403,734

SHARE TRANSACTIONS
Beginning of period	22,500,001	33,600,001	3,100,001	3,600,001
Shares issued	—	—	—	—
Shares issued in-kind	900,000	400,000	—	200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(900,000)	(11,500,000)	(100,000)	(700,000)

Shares Outstanding, End of Period	22,500,001	22,500,001	3,000,001	3,100,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund		FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$637,702	$925,989	$12,179,848	$16,808,449
Net realized gain (loss)	904,076	(878,854)	17,737,698	12,155,953
Net change in unrealized appreciation (depreciation)	8,501,195	(3,322,029)	23,624,365	42,400,460

Net Increase (Decrease) in Net Assets
Resulting from Operations	10,042,973	(3,274,894)	53,541,911	71,364,862

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(277,004)	(952,482)	(10,194,142)	(12,627,726)
Tax return of capital	—	—	—	—

Total distributions	(277,004)	(952,482)	(10,194,142)	(12,627,726)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	23,578,199	10,025,244	125,034,197	343,216,451
Cost of shares redeemed	—	(30,812,569)	(165,609,506)	(151,185,194)

Net Increase (Decrease) from Capital Transactions	23,578,199	(20,787,325)	(40,575,309)	192,031,257

Total Increase (Decrease) in Net Assets	33,344,168	(25,014,701)	2,772,460	250,768,393

NET ASSETS
Beginning of Period	$22,376,322	$47,391,023	$1,429,490,607	$1,178,722,214

End of Period	$55,720,490	$22,376,322	$1,432,263,067	$1,429,490,607

SHARE TRANSACTIONS
Beginning of period	1,000,001	1,900,001	55,554,000	47,954,000
Shares issued	—	—	—	350,000
Shares issued in-kind	800,000	400,000	4,750,000	13,350,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(1,300,000)	(6,400,000)	(6,100,000)

Shares Outstanding, End of Period	1,800,001	1,000,001	53,904,000	55,554,000

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	25

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund		FlexShares® Disciplined Duration MBS Index Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$5,487,320	$7,386,692	$185,386	$1,028,489
Net realized gain (loss)	7,657,214	9,689,662	834,234	348,869
Net change in unrealized appreciation (depreciation)	5,184,132	25,429,146	(1,065,351)	1,683,407

Net Increase (Decrease) in Net Assets
Resulting from Operations	18,328,666	42,505,500	(45,731)	3,060,765

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(4,368,797)	(5,908,902)	(1,538,829)	(1,754,929)
Tax return of capital	—	—	—	—

Total distributions	(4,368,797)	(5,908,902)	(1,538,829)	(1,754,929)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	23,585,987	119,287,446	11,969,283	66,955,234
Cost of shares redeemed	(33,255,174)	(116,973,562)	(3,605,765)	(3,570,206)

Net Increase (Decrease) from Capital Transactions	(9,669,187)	2,313,884	8,363,518	63,385,028

Total Increase (Decrease) in Net Assets	4,290,682	38,910,482	6,778,958	64,690,864

NET ASSETS
Beginning of Period	$596,095,210	$557,184,728	$100,020,485	$35,329,621

End of Period	$600,385,892	$596,095,210	$106,799,443	$100,020,485

SHARE TRANSACTIONS
Beginning of period	21,800,001	21,850,001	4,150,001	1,500,001
Shares issued	—	—	500,000	2,800,000
Shares issued in-kind	850,000	4,450,000	—	—
Shares redeemed	—	—	(150,000)	(150,000)
Shares redeemed in-kind	(1,200,000)	(4,500,000)	—	—

Shares Outstanding, End of Period	21,450,001	21,800,001	4,500,001	4,150,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Credit-Scored US Corporate Bond Index Fund		FlexShares® Credit-Scored US Long Corporate Bond Index Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$2,320,982	$3,543,318	$789,377	$1,108,090
Net realized gain (loss)	1,799,191	2,972,745	428,846	1,951,533
Net change in unrealized appreciation (depreciation)	(3,613,854)	3,098,927	(2,028,239)	168,819

Net Increase (Decrease) in Net Assets
Resulting from Operations	506,319	9,614,990	(810,016)	3,228,442

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(5,365,229)	(3,976,789)	(2,538,040)	(1,038,434)
Tax return of capital	—	—	—	—

Total distributions	(5,365,229)	(3,976,789)	(2,538,040)	(1,038,434)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	95,476,416	99,484,140	20,958,435	26,818,282
Cost of shares redeemed	—	—	(5,848,320)	—

Net Increase (Decrease) from Capital Transactions	95,476,416	99,484,140	15,110,115	26,818,282

Total Increase (Decrease) in Net Assets	90,617,506	105,122,341	11,762,059	29,008,290

NET ASSETS
Beginning of Period	$202,397,409	$97,275,068	$46,360,411	$17,352,121

End of Period	$293,014,915	$202,397,409	$58,122,470	$46,360,411

SHARE TRANSACTIONS
Beginning of period	3,700,001	1,850,001	750,001	300,001
Shares issued	1,750,000	1,850,000	350,000	450,000
Shares issued in-kind	—	—	—	—
Shares redeemed	—	—	(100,000)	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	5,450,001	3,700,001	1,000,001	750,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

Statements of Changes in Net Assets (cont.)

	FlexShares® High Yield Value- Scored Bond Index Fund		FlexShares® Ready Access Variable Income Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$5,917,752	$10,800,929	$1,478,007	$4,996,263
Net realized gain (loss)	6,677,639	(4,005,108)	617,589	169,631
Net change in unrealized appreciation (depreciation)	7,523,086	(1,237,194)	(858,943)	1,872,649

Net Increase (Decrease) in Net Assets
Resulting from Operations	20,118,477	5,558,627	1,236,653	7,038,543

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(6,217,716)	(9,992,636)	(1,793,127)	(5,325,015)
Tax return of capital	—	—	—	—

Total distributions	(6,217,716)	(9,992,636)	(1,793,127)	(5,325,015)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	46,999,843	93,576,705	5,727,247	218,827,724
Cost of shares redeemed	(36,937,555)	—	(60,987,366)	(26,436,867)

Net Increase (Decrease) from Capital Transactions	10,062,288	93,576,705	(55,260,119)	192,390,857

Total Increase (Decrease) in Net Assets	23,963,049	89,142,696	(55,816,593)	194,104,385

NET ASSETS
Beginning of Period	$189,622,935	$100,480,239	$469,201,284	$275,096,899

End of Period	$213,585,984	$189,622,935	$413,384,691	$469,201,284

SHARE TRANSACTIONS
Beginning of period	4,100,001	2,100,001	6,150,001	3,625,001
Shares issued	950,000	2,000,000	75,000	2,875,000
Shares issued in-kind	—	—	—	—
Shares redeemed	(750,000)	—	(800,000)	(350,000)
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	4,300,001	4,100,001	5,425,001	6,150,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Core Select Bond Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

OPERATIONS
Net investment income (loss)	$1,054,414	$1,184,248
Net realized gain (loss)	53,540	770,397
Net change in unrealized appreciation (depreciation)	(2,090,392)	1,203,701

Net Increase (Decrease) in Net Assets
Resulting from Operations	(982,438)	3,158,346

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(1,772,820)	(1,218,108)
Tax return of capital	—	—

Total distributions	(1,772,820)	(1,218,108)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	15,966,175	80,884,377
Cost of shares redeemed	(9,382,725)	—

Net Increase (Decrease) from Capital Transactions	6,583,450	80,884,377

Total Increase (Decrease) in Net Assets	3,828,192	82,824,615

NET ASSETS
Beginning of Period	$109,123,306	$26,298,691

End of Period	$112,951,498	$109,123,306

SHARE TRANSACTIONS
Beginning of period	4,075,001	1,025,001
Shares issued	—	—
Shares issued in-kind	600,000	3,050,000
Shares redeemed	—	—
Shares redeemed in-kind	(350,000)	—

Shares Outstanding, End of Period	4,325,001	4,075,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	29

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® US Quality Low Volatility Index Fund
Six Months ended April 30, 2021 (Unaudited)	$40.93	$0.31	(a)	$8.26	$8.57	$(0.31)	$—	$—	$(0.31)
Year ended October 31, 2020	40.44	0.64	(a)	0.38	1.02	(0.53)	—	—	(0.53)
For the period 07/15/19* through 10/31/19	40.00	0.17	(a)	0.35	0.52	(0.08)	—	—	(0.08)

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Six Months ended April 30, 2021 (Unaudited)	23.48	0.37	(a)	3.54	3.91	(0.23)	—	—	(0.23)
Year ended October 31, 2020	25.60	0.64	(a)	(2.22)	(1.58)	(0.54)	—	—	(0.54)
For the period 07/15/19* through 10/31/19	25.00	0.16	(a)	0.53	0.69	(0.09)	—	—	(0.09)

FlexShares® Emerging Markets Quality Low Volatility Index Fund
Six Months ended April 30, 2021 (Unaudited)	23.95	0.15	(a)	3.44	3.59	(0.03)	—	—	(0.03)
Year ended October 31, 2020	24.94	0.56	(a)	(0.91)	(0.35)	(0.64)	—	—	(0.64)
For the period 07/15/19* through 10/31/19	25.00	0.23	(a)	(0.18)	0.05	(0.11)	—	—	(0.11)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$49.19	21.00%	20.94%	0.23%	0.22%	1.38%	1.38%	22%	$145,110
40.93	2.63	2.60	0.23	0.22	1.55	1.56	47	110,524
40.44	1.30	1.43	0.23	0.22	1.45	1.45	9	6,067

27.16	16.66	16.37	0.33	0.32	2.85	2.85	26	86,901
23.48	(6.24)	(6.06)	0.33	0.32	2.63	2.64	62	65,747
25.60	2.76	3.04	0.32	0.32	2.21	2.21	14	5,120

27.51	14.98	14.22	0.41	0.40	1.15	1.16	29	16,504
23.95	(1.41)	(0.59)	0.41	0.40	2.38	2.39	81	9,578
24.94	0.19	0.31	0.40	0.40	3.18	3.18	12	4,989

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar US Market Factor Tilt Index Fund
Six Months ended April 30, 2021 (Unaudited)	$121.11	$1.05	(a)	$45.67	$46.72	$(1.06)	$—	$—	$(1.06)
Year ended October 31, 2020	119.52	2.10	(a)	1.60	3.70	(2.11)	—	—	(2.11)
Year ended October 31, 2019	110.13	1.95	(a)	9.33	11.28	(1.89)	—	—	(1.89)
Year ended October 31, 2018	107.50	2.02	(a)	2.59	4.61	(1.98)	—	—	(1.98)
Year ended October 31, 2017	88.32	1.74	(a)	19.13	20.87	(1.69)	—	—	(1.69)
Year ended October 31, 2016	87.02	1.65	(a)	2.33	3.98	(2.68)	—	—	(2.68)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Six Months ended April 30, 2021 (Unaudited)	54.24	0.75	(a)	17.63	18.38	(0.46)	—	—	(0.46)
Year ended October 31, 2020	62.67	1.31	(a)	(7.88)	(6.57)	(1.86)	—	—	(1.86)
Year ended October 31, 2019	59.76	1.85	(a)	2.89	4.74	(1.83)	—	—	(1.83)
Year ended October 31, 2018	67.51	1.78	(a)	(7.39)	(5.61)	(2.14)	—	—	(2.14)
Year ended October 31, 2017	55.62	1.58	(a)	11.91 (k)	13.49	(1.60)	—	—	(1.60)
Year ended October 31, 2016	58.18	1.59	(a)	(1.55)	0.04	(2.60)	—	—	(2.60)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$166.77	38.69%	38.64%	0.26%	0.25%	1.41%	1.41%	12%	$1,667,659
121.11	3.28	3.33	0.26	0.25	1.78	1.79	26	1,174,786
119.52	10.41	10.41	0.26	0.25	1.72	1.72	28	1,446,137
110.13	4.22	4.19	0.25	0.25	1.77	1.77	15	1,387,665
107.50	23.77	23.72	0.26	0.25	1.73	1.74	22	1,150,199
88.32	4.70	4.77	0.28	0.27	1.92	1.93	26	830,253

72.16	33.92	33.77	0.40	0.39	2.26	2.26	12	634,969
54.24	(10.57)	(10.23)	0.40	0.39	2.28	2.28	21	499,016
62.67	8.13	8.16	0.40	0.39	3.09	3.09	25	965,142
59.76	(8.61)	(9.48)	0.39	0.39	2.65	2.65	34	968,096
67.51	24.58 (k)	25.38	0.40	0.39	2.57	2.57	22	985,608
55.62	0.20	0.80	0.43	0.42	2.91	2.92	35	622,898

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	33

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Six Months ended April 30, 2021 (Unaudited)	$48.05	$0.40	(a)	$15.25	$15.65	$(0.30)	$—	$—	$(0.30)
Year ended October 31, 2020	50.42	1.02	(a)	(1.97)	(0.95)	(1.42)	—	—	(1.42)
Year ended October 31, 2019	47.92	1.49	(a)	2.46	3.95	(1.45)	—	—	(1.45)
Year ended October 31, 2018	57.38	1.46	(a)	(9.34)	(7.88)	(1.58)	—	—	(1.58)
Year ended October 31, 2017	47.52	1.28	(a)	9.80	11.08	(1.22)	—	—	(1.22)
Year ended October 31, 2016	45.02	0.97	(a)	3.10	4.07	(1.57)	—	—	(1.57)

FlexShares® US Quality Large Cap Index Fund
Six Months ended April 30, 2021 (Unaudited)	35.48	0.25	(a)	10.22	10.47	(0.25)	—	—	(0.25)
Year ended October 31, 2020	34.69	0.62	(a)	0.76	1.38	(0.59)	—	—	(0.59)
Year ended October 31, 2019	33.44	0.68	(a)	1.29	1.97	(0.72)	—	—	(0.72)
Year ended October 31, 2018	31.83	0.54	(a)	1.58	2.12	(0.51)	—	—	(0.51)
Year ended October 31, 2017	26.15	0.49	(a)	5.65	6.14	(0.46)	—	—	(0.46)
Year ended October 31, 2016	26.62	0.50	(a)	(0.47)	0.03	(0.50)	—	—	(0.50)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$63.40	32.62%	33.66%	0.60%	0.59%	1.36%	1.37%	17%	$336,011
48.05	(1.86)	(1.44)	0.60	0.59	2.13	2.14	41	225,847
50.42	8.29	8.08	0.60	0.59	2.92	2.93	45	413,414
47.92	(14.05)	(15.22)	0.59	0.59	2.56	2.56	49	488,736
57.38	23.56	23.47	0.60	0.59	2.44	2.44	34	568,071
47.52	9.41	10.65	0.66	0.65	2.23	2.23	34	299,351

45.70	29.59	29.69	0.33	0.32	1.19	1.20	18	94,831
35.48	4.13	4.16	0.33	0.32	1.77	1.77	48	71,842
34.69	6.04	6.01	0.33	0.32	2.04	2.05	69	51,171
33.44	6.63	6.30	0.33	0.32	1.56	1.57	94	61,859
31.83	23.65	24.08	0.34	0.32	1.65	1.67	64	27,055
26.15	0.12	0.12	0.38	0.32	1.87	1.93	59	6,538

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® STOXX® US ESG Select Index Fund
Six Months ended April 30, 2021 (Unaudited)	$79.16	$0.65	(a)	$22.85	$23.50	$(0.59)	$—	$—	$(0.59)
Year ended October 31, 2020	72.29	1.27	(a)	6.81	8.08	(1.21)	—	—	(1.21)
Year ended October 31, 2019	64.33	1.21	(a)	7.83	9.04	(1.08)	—	—	(1.08)
Year ended October 31, 2018	60.49	1.09	(a)	3.84	4.93	(1.09)	—	—	(1.09)
Year ended October 31, 2017	49.96	1.05	(a)	10.45	11.50	(0.97)	—	—	(0.97)
For the period 07/13/16* through 10/31/16	50.00	0.27	(a)	(0.15)	0.12	(0.16)	—	—	(0.16)

FlexShares® STOXX® Global ESG Select Index Fund
Six Months ended April 30, 2021 (Unaudited)	106.02	0.99	(a)	30.11	31.10	(0.77)	—	—	(0.77)
Year ended October 31, 2020	101.77	1.72	(a)	4.26	5.98	(1.73)	—	—	(1.73)
Year ended October 31, 2019	91.61	2.05	(a)	10.12	12.17	(2.01)	—	—	(2.01)
Year ended October 31, 2018	91.97	1.95	(a)	(0.61)	1.34	(1.70)	—	—	(1.70)
Year ended October 31, 2017	75.52	1.56	(a)	16.67 (k)	18.23	(1.78)	—	—	(1.78)
For the period 07/13/16* through 10/31/16	75.00	0.41	(a)	0.34	0.75	(0.23)	—	—	(0.23)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

				RATIOS/SUPPLEMENTAL DATA
	Total Return(b)			Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)		Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$102.07	29.77%		29.68%	0.33%	0.32%	1.40%	1.40%	18%	$178,614
79.16	11.40		11.45	0.33	0.32	1.67	1.68	66	89,052
72.29	14.21		14.26	0.33	0.32	1.78	1.79	75	56,024
64.33	8.13		7.97	0.33	0.32	1.66	1.67	110	28,946
60.49	23.19		23.30	0.35	0.32	1.82	1.85	67	13,610
49.96	0.24		0.28	0.37	0.32	1.75	1.80	20	4,996

136.35	29.39		29.10	0.43	0.42	1.57	1.58	22	170,440
106.02	6.03		6.46	0.43	0.42	1.66	1.66	58	111,323
101.77	13.49		12.96	0.43	0.42	2.15	2.16	66	91,590
91.61	1.38		1.71	0.43	0.42	2.03	2.04	78	73,284
91.97	24.37	(k)	24.55	0.45	0.42	1.81	1.83	64	32,189
75.52	1.00		1.03	0.45	0.42	1.74	1.77	22	7,552

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

Financial Highlights (cont.)

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Six Months ended April 30, 2021 (Unaudited)	$26.71	$0.53	(a)	$10.89		$11.42	$(0.43)	$—	$—	$(0.43)
Year ended October 31, 2020	31.40	0.89	(a)	(4.65)		(3.76)	(0.93)	—	—	(0.93)
Year ended October 31, 2019	31.51	1.08	(a)	(0.09)		0.99	(1.10)	—	—	(1.10)
Year ended October 31, 2018	31.59	0.91	(a)	(0.13)		0.78	(0.86)	—	—	(0.86)
Year ended October 31, 2017	27.40	0.70	(a)	4.13	(k)	4.83	(0.64)	—	—	(0.64)
Year ended October 31, 2016	25.52	0.55	(a)	2.73		3.28	(1.40)	—	—	(1.40)

FlexShares® STOXX® Global Broad Infrastructure Index Fund
Six Months ended April 30, 2021 (Unaudited)	48.10	0.59	(a)	9.63		10.22	(0.51)	—	—	(0.51)
Year ended October 31, 2020	52.56	1.25	(a)	(4.53)		(3.28)	(1.18)	—	—	(1.18)
Year ended October 31, 2019	45.09	1.35	(a)	7.34		8.69	(1.22)	—	—	(1.22)
Year ended October 31, 2018	47.85	1.36	(a)	(2.71)		(1.35)	(1.41)	—	—	(1.41)
Year ended October 31, 2017	43.49	1.37	(a)	4.40		5.77	(1.41)	—	—	(1.41)
Year ended October 31, 2016	43.30	1.34	(a)	(0.02	)(g)	1.32	(1.13)	—	—	(1.13)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$37.70	42.89%	42.37%	0.47%	0.46%	3.08%	3.08%	16%	$5,142,483
26.71	(11.87)	(11.46)	0.47	0.46	3.03	3.04	29	2,924,726
31.40	3.16	3.06	0.47	0.46	3.40	3.41	24	5,510,201
31.51	2.33	2.01	0.46	0.46	2.72	2.72	30	5,435,783
31.59	17.81 (k)	17.97	0.47	0.46	2.36	2.36	18	4,760,397
27.40	13.84	14.05	0.49	0.48	2.20	2.20	18	2,822,012

57.81	21.33	21.03	0.48	0.47	2.18	2.19	9	2,630,263
48.10	(6.23)	(5.93)	0.48	0.47	2.51	2.52	13	1,856,596
52.56	19.52	19.99	0.48	0.47	2.73	2.74	12	1,477,030
45.09	(2.90)	(3.25)	0.47	0.47	2.88	2.89	13	773,363
47.85	13.44	13.23	0.48	0.47	2.97	2.98	12	875,628
43.49	3.09	3.26	0.48	0.47	3.09	3.10	14	669,676

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains		Tax return of capital	Total

FlexShares® Global Quality Real Estate Index Fund
Six Months ended April 30, 2021 (Unaudited)	$50.88	$0.75	(a)	$13.34	$14.09	$(0.38)	$—		$—	$(0.38)
Year ended October 31, 2020	66.60	1.43	(a)	(14.62)	(13.19)	(2.50)	—		(0.03)	(2.53)
Year ended October 31, 2019	57.96	1.76	(a)	8.68	10.44	(1.80)	—		—	(1.80)
Year ended October 31, 2018	62.02	1.80	(a)	(3.99)	(2.19)	(1.87)	—		—	(1.87)
Year ended October 31, 2017	57.12	0.99	(a)	5.54	6.53	(1.63)	—		—	(1.63)
Year ended October 31, 2016	57.47	1.90	(a)	(0.58)	1.32	(1.67)	—		—	(1.67)

FlexShares® Real Assets Allocation Index Fund
Six Months ended April 30, 2021 (Unaudited)	25.72	0.28	(a)	7.12	7.40	(0.29)	—		—	(0.29)
Year ended October 31, 2020	30.30	0.86	(a)	(4.58)	(3.72)	(0.86)	—		—	(0.86)
Year ended October 31, 2019	26.45	0.76	(a)	3.85	4.61	(0.76)	—		—	(0.76)
Year ended October 31, 2018	28.08	0.80	(a)	(1.64)	(0.84)	(0.79)	0.00	(h)	—	(0.79)
Year ended October 31, 2017	25.63	0.66	(a)	2.54	3.20	(0.75)	—		—	(0.75)
For the period 11/23/15* through 10/31/16	25.00	0.86	(a)	0.51 (g)	1.37	(0.74)	—		—	(0.74)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$64.59	27.79%	27.97%	0.46%		0.45%		2.57%	2.57%	25%	$364,944
50.88	(20.29)	(20.40)	0.46		0.45		2.53	2.54	56	264,574
66.60	18.37	18.65	0.46		0.45		2.80	2.81	53	376,264
57.96	(3.69)	(3.95)	0.46		0.45		2.92	2.92	61	275,332
62.02	11.71	11.71	0.46		0.45		1.67	1.67	64	244,970
57.12	2.28	2.44	0.46		0.45		3.26	3.27	57	197,049

32.83	28.86	29.29	0.58	(i)	0.11	(i)	1.36	1.83	11	7,387
25.72	(12.45)	(12.54)	0.58	(i)	0.11	(i)	2.65	3.11	14	4,502
30.30	17.69	17.72	0.58	(i)	0.11	(i)	2.22	2.69	4	11,361
26.45	(3.09)	(3.32)	0.59	(i)	0.11	(i)	2.39	2.87	5	13,887
28.08	12.73	13.05	0.65	(i)	0.11	(i)	1.88	2.42	11	6,318
25.63	5.56	5.60	0.72	(i)	0.11	(i)	3.03	3.64	11	1,282

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Quality Dividend Index Fund
Six Months ended April 30, 2021 (Unaudited)	$43.40	$0.56	(a)	$11.54	$12.10	$(0.54)	$—	$—	$(0.54)
Year ended October 31, 2020	46.33	1.24	(a)	(2.67)	(1.43)	(1.25)	(0.25)	—	(1.50)
Year ended October 31, 2019	44.53	1.24	(a)	2.29	3.53	(1.19)	(0.54)	—	(1.73)
Year ended October 31, 2018	42.57	1.20	(a)	1.98	3.18	(1.22)	—	—	(1.22)
Year ended October 31, 2017	37.11	1.23	(a)	5.43	6.66	(1.20)	—	—	(1.20)
Year ended October 31, 2016	35.99	1.23	(a)	1.03	2.26	(1.14)	—	—	(1.14)

FlexShares® Quality Dividend Defensive Index Fund
Six Months ended April 30, 2021 (Unaudited)	42.61	0.55	(a)	10.06	10.61	(0.55)	—	—	(0.55)
Year ended October 31, 2020	46.25	1.21	(a)	(3.28)	(2.07)	(1.21)	(0.36)	—	(1.57)
Year ended October 31, 2019	44.46	1.22	(a)	3.35	4.57	(1.14)	(1.64)	—	(2.78)
Year ended October 31, 2018	42.04	1.21	(a)	2.45	3.66	(1.24)	—	—	(1.24)
Year ended October 31, 2017	36.82	1.18	(a)	5.18	6.36	(1.14)	—	—	(1.14)
Year ended October 31, 2016	35.81	1.11	(a)	0.99	2.10	(1.09)	—	—	(1.09)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$54.96	27.99%	27.95%	0.38%	0.37%	2.22%	2.23%	27%	$1,533,486
43.40	(2.98)	(2.98)	0.38	0.37	2.79	2.79	75	1,265,177
46.33	8.45	8.52	0.38	0.37	2.80	2.81	95	1,707,344
44.53	7.42	7.40	0.37	0.37	2.64	2.64	76	1,759,108
42.57	18.10	18.03	0.38	0.37	3.00	3.00	89	1,815,665
37.11	6.41	6.43	0.38	0.37	3.38	3.38	85	1,438,149

52.67	25.02	24.99	0.38	0.37	2.27	2.27	28	479,262
42.61	(4.45)	(4.43)	0.38	0.37	2.77	2.77	76	411,173
46.25	11.40	11.40	0.38	0.37	2.76	2.76	91	450,963
44.46	8.69	8.74	0.38	0.37	2.70	2.71	94	320,091
42.04	17.44	17.41	0.38	0.37	2.94	2.95	74	313,167
36.82	5.96	5.96	0.38	0.37	3.09	3.10	72	252,223

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2021 (Unaudited)	$43.94	$0.57	(a)	$14.14	$14.71	$(0.57)	$—	$—	$(0.57)
Year ended October 31, 2020	45.49	1.33	(a)	(1.21)	0.12	(1.67)	—	—	(1.67)
Year ended October 31, 2019	42.20	1.21	(a)	3.26	4.47	(1.18)	—	—	(1.18)
Year ended October 31, 2018	41.84	1.15	(a)	0.40	1.55	(1.19)	—	—	(1.19)
Year ended October 31, 2017	35.32	1.19	(a)	6.45	7.64	(1.12)	—	—	(1.12)
Year ended October 31, 2016	35.14	1.11	(a)	0.31 (g)	1.42	(1.24)	—	—	(1.24)

FlexShares® International Quality Dividend Index Fund
Six Months ended April 30, 2021 (Unaudited)	20.15	0.41	(a)	5.96	6.37	(0.24)	—	—	(0.24)
Year ended October 31, 2020	23.06	0.79	(a)	(2.86)	(2.07)	(0.84)	—	—	(0.84)
Year ended October 31, 2019	22.37	1.13	(a)	0.70	1.83	(1.14)	—	—	(1.14)
Year ended October 31, 2018	26.27	1.22	(a)	(3.86)	(2.64)	(1.26)	—	—	(1.26)
Year ended October 31, 2017	22.45	1.06	(a)	3.69	4.75	(0.93)	—	—	(0.93)
Year ended October 31, 2016	23.03	0.92	(a)	(0.68)	0.24	(0.82)	—	—	(0.82)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$58.08	33.62%	33.59%	0.38%	0.37%	2.16%	2.16%	26%	$20,328
43.94	0.86	0.91	0.38	0.37	2.93	2.94	77	13,181
45.49	10.86	10.89	0.38	0.37	2.81	2.82	77	52,308
42.20	3.59	3.67	0.38	0.37	2.61	2.62	77	44,305
41.84	21.81	21.59	0.38	0.37	2.99	3.00	63	58,571
35.32	4.16	4.43	0.38	0.37	3.23	3.25	69	52,979

26.28	31.68	31.55	0.48	0.47	3.37	3.37	34	591,368
20.15	(8.94)	(8.93)	0.48	0.47	3.68	3.68	74	453,477
23.06	8.41	9.09	0.48	0.47	4.98	4.98	71	774,685
22.37	(10.48)	(11.30)	0.47	0.47	4.77	4.78	71	765,167
26.27	21.50	21.80	0.48	0.47	4.27	4.28	69	979,701
22.45	1.16	2.05	0.48	0.47	4.17	4.18	68	496,050

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® International Quality Dividend Defensive Index Fund
Six Months ended April 30, 2021 (Unaudited)	$19.16	$0.38	(a)	$5.03	$5.41	$(0.27)	$—	$—	$(0.27)
Year ended October 31, 2020	21.87	0.74	(a)	(2.70)	(1.96)	(0.75)	—	—	(0.75)
Year ended October 31, 2019	21.39	1.09	(a)	0.51	1.60	(1.12)	—	—	(1.12)
Year ended October 31, 2018	25.06	1.14	(a)	(3.54)	(2.40)	(1.27)	—	—	(1.27)
Year ended October 31, 2017	22.16	0.99	(a)	2.81	3.80	(0.90)	—	—	(0.90)
Year ended October 31, 2016	22.54	0.83	(a)	(0.35)	0.48	(0.86)	—	—	(0.86)

FlexShares® International Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2021 (Unaudited)	22.38	0.49	(a)	8.30	8.79	(0.21)	—	—	(0.21)
Year ended October 31, 2020	24.94	0.70	(a)	(2.45)	(1.75)	(0.81)	—	—	(0.81)
Year ended October 31, 2019	23.51	1.05	(a)	1.52	2.57	(1.14)	—	—	(1.14)
Year ended October 31, 2018	27.82	1.32	(a)	(4.34)	(3.02)	(1.29)	—	—	(1.29)
Year ended October 31, 2017	23.47	1.11	(a)	4.08	5.19	(0.84)	—	—	(0.84)
Year ended October 31, 2016	23.82	0.83	(a)	(0.13)	0.70	(0.98)	—	(0.07)	(1.05)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$24.30	28.32%	28.00%	0.48%	0.47%	3.32%	3.32%	31%	$72,905
19.16	(8.92)	(8.88)	0.48	0.47	3.65	3.66	75	59,404
21.87	7.66	8.12	0.48	0.47	5.02	5.03	63	78,719
21.39	(10.03)	(10.91)	0.48	0.47	4.68	4.68	69	87,703
25.06	17.45	17.69	0.48	0.47	4.18	4.19	72	95,217
22.16	2.24	3.39	0.48	0.47	3.78	3.79	73	77,561

30.96	39.33	38.96	0.48	0.47	3.37	3.38	29	55,720
22.38	(6.99)	(7.03)	0.48	0.47	2.90	2.91	85	22,376
24.94	11.30	12.23	0.48	0.47	4.36	4.37	88	47,391
23.51	(11.34)	(12.11)	0.48	0.47	4.83	4.83	75	63,481
27.82	22.37	22.91	0.48	0.47	4.19	4.20	76	91,796
23.47	3.17	3.96	0.49	0.47	3.70	3.72	75	18,777

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2021 (Unaudited)	$25.73	$0.23	(a)	$0.80	$1.03	$(0.19)	$—	$—	$(0.19)
Year ended October 31, 2020	24.58	0.33	(a)	1.09	1.42	(0.27)	—	—	(0.27)
Year ended October 31, 2019	23.81	0.46	(a)	0.79	1.25	(0.48)	—	—	(0.48)
Year ended October 31, 2018	24.60	0.68	(a)	(0.78)	(0.10)	(0.69)	—	—	(0.69)
Year ended October 31, 2017	24.82	0.37	(a)	(0.27)	0.10	(0.32)	—	—	(0.32)
Year ended October 31, 2016	24.38	0.15	(a)	0.47	0.62	(0.16)	—	(0.02)	(0.18)

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2021 (Unaudited)	27.34	0.26	(a)	0.59	0.85	(0.20)	—	—	(0.20)
Year ended October 31, 2020	25.50	0.36	(a)	1.76	2.12	(0.28)	—	—	(0.28)
Year ended October 31, 2019	23.95	0.44	(a)	1.59	2.03	(0.48)	—	—	(0.48)
Year ended October 31, 2018	25.06	0.71	(a)	(1.08)	(0.37)	(0.74)	—	—	(0.74)
Year ended October 31, 2017	25.45	0.47	(a)	(0.45)	0.02	(0.41)	—	—	(0.41)
Year ended October 31, 2016	24.56	0.30	(a)	0.88	1.18	(0.27)	—	(0.02)	(0.29)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$26.57	4.03%	4.10%	0.19%	0.18%	1.80%	1.81%	30%	$1,432,263
25.73	5.81	5.85	0.19	0.18	1.33	1.33	71	1,429,491
24.58	5.30	5.35	0.19	0.18	1.89	1.89	52	1,178,722
23.81	(0.41)	(0.49)	0.18	0.18	2.79	2.80	85	1,641,610
24.60	0.42	0.46	0.21	0.20	1.49	1.50	134	2,113,130
24.82	2.55	2.55	0.21	0.20	0.62	0.63	105	1,841,902

27.99	3.14	3.29	0.19	0.18	1.87	1.87	24	600,386
27.34	8.39	8.47	0.19	0.18	1.35	1.35	66	596,095
25.50	8.53	8.45	0.19	0.18	1.77	1.78	41	557,185
23.95	(1.51)	(1.51)	0.18	0.18	2.88	2.88	65	904,027
25.06	0.08	0.08	0.21	0.20	1.86	1.87	87	819,372
25.45	4.81	4.64	0.21	0.20	1.18	1.19	72	651,605

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Disciplined Duration MBS Index Fund
Six Months ended April 30, 2021 (Unaudited)	$24.10	$0.04	(a)	$(0.05)	$(0.01)	$(0.36)	$—	$—	$(0.36)
Year ended October 31, 2020	23.55	0.37	(a)	0.85	1.22	(0.67)	—	—	(0.67)
Year ended October 31, 2019	22.74	0.61	(a)	1.03	1.64	(0.83)	—	—	(0.83)
Year ended October 31, 2018	23.86	0.49	(a)	(0.88)	(0.39)	(0.73)	—	—	(0.73)
Year ended October 31, 2017	24.74	0.39	(a)	(0.50)	(0.11)	(0.77)	—	—	(0.77)
Year ended October 31, 2016	24.87	0.45	(a)	0.29	0.74	(0.87)	—	—	(0.87)

FlexShares® Credit-Scored US Corporate Bond Index Fund
Six Months ended April 30, 2021 (Unaudited)	54.70	0.47	(a)	(0.30)	0.17	(0.49)	(0.62)	—	(1.11)
Year ended October 31, 2020	52.58	1.32	(a)	2.39	3.71	(1.37)	(0.22)	—	(1.59)
Year ended October 31, 2019	48.59	1.63	(a)	3.94	5.57	(1.58)	—	—	(1.58)
Year ended October 31, 2018	50.98	1.40	(a)	(2.43)	(1.03)	(1.36)	—	—	(1.36)
Year ended October 31, 2017	51.49	1.26	(a)	(0.34)	0.92	(1.23)	(0.20)	—	(1.43)
Year ended October 31, 2016	50.32	1.21	(a)	1.13	2.34	(1.17)	—	—	(1.17)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements		Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$23.73	0.00%	0.12%	0.21%	0.20%		0.36%	0.36%		178%	$106,799
24.10	5.19	5.19	0.21	0.20		1.54	1.54		175	100,020
23.55	7.36	7.07	0.21	0.20		2.64	2.65		61	35,330
22.74	(1.65)	(1.31)	0.21	0.20		2.09	2.10		160	71,628
23.86	(0.44)	(0.53)	0.21	0.20		1.61	1.62		61	38,183
24.74	3.02	2.69	0.21	—	(j)	1.62	1.83	(j)	89	42,063

53.76	0.31	0.38	0.23	0.22		1.73	1.73		24	293,015
54.70	7.20	7.22	0.23	0.22		2.46	2.46		62	202,397
52.58	11.66	11.56	0.23	0.22		3.20	3.21		65	97,275
48.59	(2.05)	(2.23)	0.23	0.22		2.83	2.84		76	60,736
50.98	1.85	1.99	0.23	0.22		2.48	2.49		65	50,982
51.49	4.71	4.70	0.24	0.22		2.34	2.36		59	36,041

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	51

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Six Months ended April 30, 2021 (Unaudited)	$61.81	$0.95	(a)	$(1.51)	$(0.56)	$(0.93)	$(2.20)	$—	$(3.13)
Year ended October 31, 2020	57.84	1.99	(a)	3.90	5.89	(1.92)	—	—	(1.92)
Year ended October 31, 2019	48.04	2.11	(a)	9.89	12.00	(2.20)	—	—	(2.20)
Year ended October 31, 2018	53.88	2.07	(a)	(5.87)	(3.80)	(2.04)	—	—	(2.04)
Year ended October 31, 2017	53.83	2.06	(a)	0.74	2.80	(2.07)	(0.68)	—	(2.75)
Year ended October 31, 2016	50.29	2.14	(a)	3.56	5.70	(2.16)	—	—	(2.16)

FlexShares® High Yield Value-Scored Bond Index Fund
Six Months ended April 30, 2021 (Unaudited)	46.25	1.45	(a)	3.49	4.94	(1.52)	—	—	(1.52)
Year ended October 31, 2020	47.85	3.12	(a)	(1.77)	1.35	(2.95)	—	—	(2.95)
Year ended October 31, 2019	48.84	2.67	(a)	0.78	3.45	(3.57)	—	(0.87)	(4.44)
For the period 07/17/18* through 10/31/18	50.00	1.68	(a)	(1.60)	0.08	(1.24)	—	—	(1.24)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$58.12	(1.10)%	(0.74)%	0.23%	0.22%	3.15%	3.16%	39%	$58,122
61.81	10.34	10.57	0.23	0.22	3.27	3.28	74	46,360
57.84	25.57	25.51	0.23	0.22	4.06	4.07	44	17,352
48.04	(7.24)	(7.86)	0.23	0.22	4.05	4.06	93	26,424
53.88	5.58	4.25	0.24	0.22	3.92	3.94	91	18,858
53.83	11.60	12.75	0.25	0.22	4.01	4.04	80	13,457

49.67	10.84	10.73	0.38	0.37	5.98	5.99	81	213,586
46.25	3.07	3.12	0.38	0.37	6.78	6.78	95	189,623
47.85	7.48	7.64	0.38	0.37	5.56	5.57	44	100,480
48.84	0.13	0.13	0.38	0.37	11.56	11.57	18	48,845

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	53

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Ready Access Variable Income Fund
Six Months ended April 30, 2021 (Unaudited)	$76.29	$0.25	(a)	$(0.04)	$0.21	$(0.28)	$(0.02)	$—	$(0.30)
Year ended October 31, 2020	75.89	1.07	(a)	0.57	1.64	(1.23)	(0.01)	—	(1.24)
Year ended October 31, 2019	75.48	1.98	(a)	0.41	2.39	(1.98)	—	—	(1.98)
Year ended October 31, 2018	75.61	1.58	(a)	(0.24)	1.34	(1.47)	—	—	(1.47)
Year ended October 31, 2017	75.56	0.89	(a)	0.00 (h)	0.89	(0.84)	—	—	(0.84)
Year ended October 31, 2016	75.36	0.65	(a)	0.23	0.88	(0.63)	(0.05)	—	(0.68)

FlexShares® Core Select Bond Fund
Six Months ended April 30, 2021 (Unaudited)	26.78	0.25	(a)	(0.48)	(0.23)	(0.32)	(0.11)	—	(0.43)
Year ended October 31, 2020	25.66	0.51	(a)	1.19	1.70	(0.58)	—	—	(0.58)
Year ended October 31, 2019	23.74	0.73	(a)	1.93	2.66	(0.74)	—	—	(0.74)
Year ended October 31, 2018	25.08	0.63	(a)	(1.31)	(0.68)	(0.66)	—	—	(0.66)
For the period 11/18/16* through 10/31/17	25.00	0.55	(a)	0.15	0.70	(0.62)	—	—	(0.62)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)

The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized gain (loss) for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)

The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)

Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Select Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$76.20	0.28%	0.28%	0.26%		0.25%		0.67%	0.67%	46%	$413,385
76.29	2.18	2.17	0.26		0.25		1.41	1.41	79	469,201
75.89	3.21	3.18	0.26		0.25		2.61	2.62	73	275,097
75.48	1.80	1.91	0.26		0.25		2.09	2.10	131	211,350
75.61	1.18	1.06	0.26		0.25		1.17	1.18	71	162,557
75.56	1.19	1.18	0.26		0.25		0.86	0.87	59	109,564

26.12	(0.89)	(0.93)	0.36	(i)	0.18	(i)	1.73	1.91	46	112,951
26.78	6.69	6.57	0.36	(i)	0.20	(i)	1.76	1.93	91	109,123
25.66	11.38	11.41	0.36	(i)	0.19	(i)	2.80	2.97	135	26,299
23.74	(2.73)	(2.92)	0.36	(i)	0.16	(i)	2.41	2.61	53	38,583
25.08	2.86	3.19	0.43	(i)	0.16	(i)	2.08	2.35	99	3,762

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	55

Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.4%

Air Freight & Logistics – 2.1%

CH Robinson Worldwide, Inc.	7,906	$767,515

Expeditors International of Washington, Inc.	11,505	1,263,939

United Parcel Service, Inc., Class B	5,251	1,070,469
		3,101,923

Automobiles – 0.4%

Tesla, Inc.*	885	627,854

Banks – 0.1%

JPMorgan Chase & Co.	1,180	181,496

Beverages – 1.6%

Coca-Cola Co. (The)	11,623	627,410

PepsiCo, Inc.	12,095	1,743,615
		2,371,025

Biotechnology – 2.6%

Amgen, Inc.	10,266	2,460,144

Regeneron Pharmaceuticals, Inc.*	2,537	1,221,058

United Therapeutics Corp.*	590	118,921
		3,800,123

Capital Markets – 2.2%

Intercontinental Exchange, Inc.	8,083	951,450

Nasdaq, Inc.	5,251	848,246

S&P Global, Inc.	3,422	1,335,915
		3,135,611

Chemicals – 0.9%

Ecolab, Inc.	5,723	1,282,639

Commercial Services & Supplies – 2.7%

Republic Services, Inc.	8,260	878,038

Tetra Tech, Inc.	5,487	700,306

Waste Connections, Inc.	7,847	934,656

Waste Management, Inc.	10,679	1,473,382
		3,986,382

Consumer Finance – 0.1%

Credit Acceptance Corp.*	236	93,170

Diversified Financial Services – 0.4%

Berkshire Hathaway, Inc., Class B*	1,888	519,106

Investments	Shares	Value

Diversified Telecommunication Services – 6.0%

AT&T, Inc.	61,950	$1,945,850

Cogent Communications Holdings, Inc.	11,328	855,377

Iridium Communications, Inc.*	21,299	809,149

Liberty Global plc, Class C*	11,564	312,922

Verizon Communications, Inc.	72,393	4,183,591

Vonage Holdings Corp.*	46,079	624,370
		8,731,259

Electric Utilities – 3.7%

American Electric Power Co., Inc.	8,260	732,745

Duke Energy Corp.	1,062	106,933

IDACORP, Inc.	8,496	870,670

NextEra Energy, Inc.	17,287	1,339,915

Pinnacle West Capital Corp.	9,263	784,113

PNM Resources, Inc.	826	40,771

Portland General Electric Co.	14,337	729,180

Xcel Energy, Inc.	10,856	774,033
		5,378,360

Equity Real Estate Investment Trusts (REITs) – 3.5%

Camden Property Trust	6,077	732,157

Crown Castle International Corp.	3,717	702,736

Equinix, Inc.	295	212,624

Equity LifeStyle Properties, Inc.	13,688	949,947

Extra Space Storage, Inc.	767	114,045

Life Storage, Inc.	6,844	657,435

Public Storage	4,779	1,343,663

SBA Communications Corp.	1,062	318,303
		5,030,910

Food & Staples Retailing – 5.2%

Casey’s General Stores, Inc.	3,363	747,225

Costco Wholesale Corp.	7,729	2,875,884

Kroger Co. (The)	1,298	47,429

Sprouts Farmers Market, Inc.*	32,568	834,066

Walmart, Inc.	21,771	3,045,981
		7,550,585

Food Products – 1.2%

Hershey Co. (The)	6,844	1,124,469

McCormick & Co., Inc. (Non-Voting)	7,080	639,749
		1,764,218

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – 1.6%

Abbott Laboratories	10,325	$1,239,826

Stryker Corp.	4,012	1,053,672
		2,293,498

Health Care Providers & Services – 1.3%

Chemed Corp.	2,124	1,012,319

Encompass Health Corp.	8,614	730,984

UnitedHealth Group, Inc.	236	94,117
		1,837,420

Household Durables – 0.7%

Helen of Troy Ltd.*	4,720	996,911

Household Products – 1.1%

Clorox Co. (The)	4,307	786,027

Procter & Gamble Co. (The)	354	47,231

WD-40 Co.	3,186	792,486
		1,625,744

Independent Power and Renewable Electricity Producers – 0.7%

Atlantica Sustainable Infrastructure plc	26,491	1,021,228

Insurance – 4.5%

Alleghany Corp.*	885	600,889

Allstate Corp. (The)	9,263	1,174,548

Aon plc, Class A	3,953	993,942

Arthur J Gallagher & Co.	3,717	538,779

Chubb Ltd.	5,782	992,133

Progressive Corp. (The)	295	29,718

Travelers Cos., Inc. (The)	7,906	1,222,742

W R Berkley Corp.	13,216	1,053,580
		6,606,331

Interactive Media & Services – 5.4%

Alphabet, Inc., Class A*	1,239	2,915,986

Alphabet, Inc., Class C*	1,433	3,453,702

Facebook, Inc., Class A*	4,484	1,457,659
		7,827,347

Internet & Direct Marketing Retail – 3.7%

Amazon.com, Inc.*	1,395	4,837,051

Investments	Shares	Value

Internet & Direct Marketing Retail – (continued)

Stamps.com, Inc.*	2,360	$484,673
		5,321,724

IT Services – 10.5%

Accenture plc, Class A	8,614	2,497,802

Automatic Data Processing, Inc.	2,183	408,199

Genpact Ltd.	14,927	709,480

Globant SA*	3,245	743,689

Jack Henry & Associates, Inc.	2,714	441,921

Mastercard, Inc., Class A	15,458	5,905,883

Visa, Inc., Class A	19,234	4,492,293
		15,199,267

Life Sciences Tools & Services – 1.8%

Charles River Laboratories International, Inc.*	2,537	843,426

ICON plc*	5,074	1,100,804

QIAGEN NV*	13,393	644,605
		2,588,835

Media – 1.6%

Cable One, Inc.	354	633,660

Charter Communications, Inc., Class A*	2,478	1,668,809
		2,302,469

Metals & Mining – 2.1%

Agnico Eagle Mines Ltd.	11,505	718,372

Newmont Corp.	20,591	1,285,085

Royal Gold, Inc.	9,735	1,088,957
		3,092,414

Multiline Retail – 1.5%

Ollie’s Bargain Outlet Holdings, Inc.*	4,484	413,739

Target Corp.	8,791	1,822,022
		2,235,761

Multi-Utilities – 1.8%

Ameren Corp.	1,711	145,162

CMS Energy Corp.	7,198	463,479

Consolidated Edison, Inc.	7,788	602,869

WEC Energy Group, Inc.	13,865	1,347,262
		2,558,772

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	57

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – 9.0%

Eli Lilly and Co.	14,278	$2,609,590

Johnson & Johnson	38,232	6,221,494

Merck & Co., Inc.	44,014	3,279,043

Zoetis, Inc.	5,841	1,010,668
		13,120,795

Professional Services – 0.6%

Verisk Analytics, Inc.	4,484	843,889

Road & Rail – 2.9%

JB Hunt Transport Services, Inc.	5,074	866,183

Landstar System, Inc.	6,844	1,179,084

Old Dominion Freight Line, Inc.	5,192	1,338,549

Werner Enterprises, Inc.	16,756	774,630
		4,158,446

Software – 8.8%

Adobe, Inc.*	4,071	2,069,452

Atlassian Corp. plc, Class A*	3,186	756,866

Check Point Software Technologies Ltd.*	9,027	1,054,444

Intuit, Inc.	1,770	729,523

Microsoft Corp.	24,662	6,219,263

Tyler Technologies, Inc.*	2,301	977,603

Zoom Video Communications, Inc., Class A*	2,891	923,877
		12,731,028

Specialty Retail – 2.1%

Home Depot, Inc. (The)	5,841	1,890,557

O’Reilly Automotive, Inc.*	2,006	1,109,077
		2,999,634

Technology Hardware, Storage & Peripherals – 4.5%

Apple, Inc.	49,678	6,530,670

Investments	Shares	Value

Water Utilities – 0.5%

American Water Works Co., Inc.	4,897	$763,883
Total Common Stocks (Cost $123,056,947)		144,210,727
	Principal Amount

SHORT-TERM INVESTMENTS – 0.0%(a)

U.S. TREASURY OBLIGATIONS – 0.0%(a)

U.S. Treasury Bills 0.05%, 7/15/2021(b) (c) (Cost $74,993)	$75,000	74,999
Total Investments – 99.4% (Cost $123,131,940)		144,285,726

Other assets less liabilities – 0.6%		824,356
NET ASSETS – 100.0%		$145,110,082

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)	All or a portion of the security pledged as collateral for Futures Contracts.

(c)	The rate shown was the current yield as of April 30, 2021.

Percentages shown are based on Net Assets.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,833,263
Aggregate gross unrealized depreciation	(641,645)
Net unrealized appreciation	$21,191,618
Federal income tax cost	$123,137,436

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	4	06/18/2021	USD	$834,880	$43,328

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.8%

Air Freight & Logistics – 0.5%

DSV Panalpina A/S	768	$171,498

SG Holdings Co. Ltd.	12,800	290,885
		462,383

Auto Components – 0.1%

Bridgestone Corp.	3,200	128,141

Automobiles – 0.3%

Toyota Motor Corp.	3,200	237,925

Banks – 10.1%

Bank Leumi Le-Israel BM*	53,984	380,827

Bank of Nova Scotia (The)	19,392	1,233,793

BOC Hong Kong Holdings Ltd.	224,000	790,230

Chiba Bank Ltd. (The)(a)	32,000	199,661

Commonwealth Bank of Australia	19,360	1,331,560

Hang Seng Bank Ltd.	35,200	691,142

Oversea-Chinese Banking Corp. Ltd.	60,800	557,547

Royal Bank of Canada	16,416	1,565,405

Shizuoka Bank Ltd. (The)	83,200	637,102

Skandinaviska Enskilda Banken AB, Class A	3,072	39,473

Sumitomo Mitsui Financial Group, Inc.	22,400	779,148

Swedbank AB, Class A	3,008	52,912

Toronto-Dominion Bank (The)	7,488	514,336
		8,773,136

Beverages – 0.4%

Carlsberg A/S, Class B	768	134,948

Suntory Beverage & Food Ltd.	6,400	216,056
		351,004

Capital Markets – 2.3%

Deutsche Boerse AG	4,288	739,699

Euronext NV(b)	864	87,055

Japan Exchange Group, Inc.	19,200	449,941

Singapore Exchange Ltd.	86,400	678,653
		1,955,348

Chemicals – 5.9%

Air Liquide SA	7,872	1,327,821

Investments	Shares	Value

Chemicals – (continued)

Akzo Nobel NV	3,808	$458,040

Chr Hansen Holding A/S*	3,680	338,713

Croda International plc	6,528	611,353

Givaudan SA (Registered)	143	599,564

Koninklijke DSM NV	3,808	683,943

Novozymes A/S, Class B	10,656	759,486

Symrise AG	2,944	380,624
		5,159,544

Commercial Services & Supplies – 1.6%

Brambles Ltd.	62,688	503,603

Secom Co. Ltd.	7,100	589,539

Securitas AB, Class B	16,352	279,342
		1,372,484

Diversified Financial Services – 1.6%

Groupe Bruxelles Lambert SA(a)	3,552	389,021

Industrivarden AB, Class A	832	31,959

Investor AB, Class A	544	46,321

Investor AB, Class B(a)	10,432	886,919

L E Lundbergforetagen AB, Class B	352	20,140

Sofina SA	64	24,361
		1,398,721

Diversified Telecommunication Services – 6.7%

BCE, Inc.	15,136	714,844

Deutsche Telekom AG (Registered)	44,352	854,255

Elisa OYJ	11,200	636,242

HKT Trust & HKT Ltd.	448,000	650,642

Koninklijke KPN NV	93,664	323,149

Nippon Telegraph & Telephone Corp.	25,600	645,240

Proximus SADP	12,128	258,852

Singapore Telecommunications Ltd.	195,200	366,807

Spark New Zealand Ltd.	10,711	33,815

Swisscom AG (Registered)(a)	1,376	747,254

Telefonica Deutschland Holding AG	111,712	325,170

Telia Co. AB	8,128	33,682

United Internet AG (Registered)	6,016	253,545
		5,843,497

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	59

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – 4.2%

Chubu Electric Power Co., Inc.	25,600	$309,270

CLP Holdings Ltd.	71,500	705,624

Emera, Inc.(a)	4,992	226,714

Fortis, Inc.(a)	7,552	336,593

Hydro One Ltd.(b)	11,616	278,267

Iberdrola SA	83,392	1,127,851

Power Assets Holdings Ltd.	64,000	393,467

Tohoku Electric Power Co., Inc.	35,200	310,119
		3,687,905

Electronic Equipment, Instruments & Components – 1.2%

Halma plc	9,504	340,549

Hamamatsu Photonics KK	6,400	371,218

Hirose Electric Co. Ltd.	2,000	318,558
		1,030,325

Food & Staples Retailing – 5.8%

Etablissements Franz Colruyt NV	10,688	634,690

ICA Gruppen AB	13,376	616,934

J Sainsbury plc	101,696	334,689

Kesko OYJ, Class B	5,664	172,776

Koninklijke Ahold Delhaize NV	27,456	740,024

Loblaw Cos. Ltd.	6,880	381,694

Metro, Inc.	8,096	370,644

Seven & i Holdings Co. Ltd.	12,800	550,269

Sundrug Co. Ltd.	12,800	436,211

Tesco plc	138,848	424,855

Tsuruha Holdings, Inc.	1,900	219,368

Welcia Holdings Co. Ltd.(a)	6,400	199,662
		5,081,816

Food Products – 4.7%

MEIJI Holdings Co. Ltd.	3,200	198,198

Nestle SA (Registered)	32,224	3,846,882
		4,045,080

Gas Utilities – 1.8%

Osaka Gas Co. Ltd.	19,200	370,281

Toho Gas Co. Ltd.(a)	9,600	533,114

Tokyo Gas Co. Ltd.	32,000	647,875
		1,551,270

Investments	Shares	Value

Health Care Equipment & Supplies – 2.5%

Coloplast A/S, Class B	4,352	$721,030

ConvaTec Group plc(b)	51,936	156,903

DiaSorin SpA	544	92,500

Fisher & Paykel Healthcare Corp. Ltd.	3,072	79,240

Hoya Corp.	6,900	784,973

Sysmex Corp.	3,700	369,814
		2,204,460

Health Care Providers & Services – 0.1%

Sonic Healthcare Ltd.	1,856	51,440

Hotels, Restaurants & Leisure – 0.7%

McDonald’s Holdings Co. Japan Ltd.	12,800	584,347

Household Durables – 0.8%

Rinnai Corp.	1,000	100,453

SEB SA	1,760	320,981

Sekisui House Ltd.	12,800	258,682
		680,116

Household Products – 1.0%

Lion Corp.	12,800	240,062

Reckitt Benckiser Group plc	6,624	591,638
		831,700

Independent Power and Renewable Electricity Producers – 0.3%

Uniper SE	7,776	284,005

Industrial Conglomerates – 1.0%

Jardine Matheson Holdings Ltd.	12,800	860,672

Insurance – 3.4%

Admiral Group plc	14,400	623,845

Ageas SA	256	15,520

AIA Group Ltd.	12,800	162,990

Assicurazioni Generali SpA	21,024	422,276

Direct Line Insurance Group plc	152,160	600,629

Gjensidige Forsikring ASA	896	20,431

NN Group NV	320	16,013

Sampo OYJ, Class A	2,880	136,979

Tryg A/S	43,168	989,119
		2,987,802

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – 2.5%

Adyen NV* (b)	64	$157,283

CGI, Inc.*	4,000	353,601

Fujitsu Ltd.	1,800	286,620

Itochu Techno-Solutions Corp.	6,400	221,911

Nomura Research Institute Ltd.	7,900	243,205

NTT Data Corp.	6,400	99,421

Obic Co. Ltd.	3,400	657,262

Shopify, Inc., Class A*	96	113,521
		2,132,824

Leisure Products – 0.4%

Bandai Namco Holdings, Inc.	4,300	315,739

Machinery – 2.4%

Alstom SA*	7,232	395,595

Knorr-Bremse AG	5,248	644,389

Kone OYJ, Class B	9,216	724,897

Schindler Holding AG	1,056	300,805

Schindler Holding AG (Registered)	96	26,735
		2,092,421

Marine – 1.0%

Kuehne + Nagel International AG (Registered)	3,008	900,372

Metals & Mining – 1.9%

Fortescue Metals Group Ltd.	12,928	225,589

Franco-Nevada Corp.	3,520	489,944

Kinross Gold Corp.	38,592	271,355

Polymetal International plc	12,672	262,386

Wheaton Precious Metals Corp.	8,672	359,442
		1,608,716

Multiline Retail – 0.9%

Wesfarmers Ltd.	18,880	789,132

Oil, Gas & Consumable Fuels – 0.1%

Idemitsu Kosan Co. Ltd.	3,200	76,615

Personal Products – 0.7%

Kobayashi Pharmaceutical Co. Ltd.	6,400	570,880

Unilever plc	1,024	59,993
		630,873

Investments	Shares	Value

Pharmaceuticals – 11.6%

AstraZeneca plc	6,720	$717,817

Chugai Pharmaceutical Co. Ltd.	16,000	600,302

GlaxoSmithKline plc	78,624	1,458,273

Novartis AG (Registered)	3,328	284,470

Novo Nordisk A/S, Class B	30,976	2,271,685

Ono Pharmaceutical Co. Ltd.	6,400	161,076

Roche Holding AG	11,168	3,644,095

Roche Holding AG – BR(a)	128	44,517

Sanofi(a)	3,712	389,967

Santen Pharmaceutical Co. Ltd.	35,200	450,849

UCB SA	1,024	94,991
		10,118,042

Professional Services – 1.8%

RELX plc	28,064	730,299

Wolters Kluwer NV(a)	8,704	788,565
		1,518,864

Real Estate Management & Development – 3.8%

Deutsche Wohnen SE	4,064	220,151

Hang Lung Properties Ltd.	224,000	611,419

Henderson Land Development Co. Ltd.	160,000	711,743

Hongkong Land Holdings Ltd.	73,600	364,320

New World Development Co. Ltd.	32,000	169,335

PSP Swiss Property AG (Registered)	4,224	521,487

Sun Hung Kai Properties Ltd.	48,000	724,927
		3,323,382

Road & Rail – 1.4%

Hankyu Hanshin Holdings, Inc.	1,700	53,502

Kintetsu Group Holdings Co. Ltd.*	6,400	229,230

MTR Corp. Ltd.	112,000	624,397

Nagoya Railroad Co. Ltd.*	12,800	293,461
		1,200,590

Semiconductors & Semiconductor Equipment – 0.7%

ASML Holding NV	928	604,589

Software – 1.9%

Dassault Systemes SE	2,464	572,321

Nice Ltd.*	1,376	332,953

Open Text Corp.	6,144	289,071

Oracle Corp. Japan	3,200	300,078

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	61

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

SAP SE	896	$125,938
		1,620,361

Specialty Retail – 1.6%

ABC-Mart, Inc.	9,600	513,792

Nitori Holdings Co. Ltd.	3,200	574,100

Yamada Holdings Co. Ltd.	64,000	318,521
		1,406,413

Technology Hardware, Storage & Peripherals – 0.9%

Canon, Inc.	16,000	381,026

FUJIFILM Holdings Corp.	6,400	414,956
		795,982

Textiles, Apparel & Luxury Goods – 2.5%

Hermes International	704	884,764

LVMH Moet Hennessy Louis Vuitton SE	1,760	1,326,723
		2,211,487

Tobacco – 0.7%

Japan Tobacco, Inc.	32,000	598,399

Trading Companies & Distributors – 1.4%

ITOCHU Corp.	28,800	897,950

MonotaRO Co. Ltd.	12,800	326,719
		1,224,669

Transportation Infrastructure – 0.1%

Aena SME SA* (b)	544	94,759

Water Utilities – 1.3%

Pennon Group plc	26,336	377,033

Severn Trent plc	7,520	257,901

United Utilities Group plc	35,552	476,582
		1,111,516

Wireless Telecommunication Services – 2.2%

KDDI Corp.	28,800	871,074

Rogers Communications, Inc., Class B	448	22,047

Softbank Corp.	38,400	495,172

Vodafone Group plc	254,976	482,941
		1,871,234
Total Common Stocks (Cost $78,264,310)		85,810,100

Investments	Number of Rights	Value

RIGHTS – 0.0%(c)

Capital Markets – 0.0%(c)

Euronext NV, expiring 5/10/2021, price 59.65 EUR* (Cost $–)	864	$10,141
	Principal Amount

SECURITIES LENDING REINVESTMENTS(d) – 3.1%

REPURCHASE AGREEMENTS – 3.1%

Societe Generale, New York Branch, 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $2,693,459, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.63%, maturing 6/17/2021 – 2/15/2044; total market value $2,737,874 (Cost $2,693,457)	$2,693,459	2,693,457
Total Investments – 101.9% (Cost $80,957,767)		88,513,698

Liabilities in excess of other assets – (1.9%)		(1,612,316)
NET ASSETS – 100.0%		$86,901,382

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $4,037,422, collateralized in the form of cash with a value of $2,693,459 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $539,395 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from May 13, 2021 – February 15, 2051 and $1,053,146 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from July 7, 2021 – September 20, 2117; a total value of $4,286,000.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $2,693,457.

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations

OYJ – Public Limited Company

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,222,960
Aggregate gross unrealized depreciation	(1,731,069)
Net unrealized appreciation	$7,491,891
Federal income tax cost	$81,037,393

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	8	06/18/2021	USD	$902,920	$16,282

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of April 30, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	4,000	BNP Paribas SA	USD	3,180	06/16/2021	$72
CAD	20,000	Morgan Stanley	USD	15,839	06/16/2021	420
CHF	7,000	Bank of New York	USD	7,581	06/16/2021	103
DKK	2,566,000	Bank of New York	USD	411,008	06/16/2021	4,673
DKK	80,000	Morgan Stanley	USD	12,929	06/16/2021	30
EUR	27,000	Citibank NA	USD	32,275	06/16/2021	257
JPY	3,400,000	Morgan Stanley	USD	31,030	06/16/2021	87
SEK	80,000	Morgan Stanley	USD	9,418	06/16/2021	47
USD	102,315	Morgan Stanley	AUD	132,000	06/16/2021	330
USD	36,279	Morgan Stanley	EUR	30,000	06/16/2021	133
USD	125,567	Morgan Stanley	GBP	90,000	06/16/2021	943
USD	52,982	BNP Paribas SA	JPY	5,753,000	06/16/2021	331
Total unrealized appreciation						$7,426
AUD	9,000	Morgan Stanley	USD	6,978	06/16/2021	$(24)
AUD	20,000	Toronto-Dominion Bank (The)	USD	15,495	06/16/2021	(44)
EUR	17,000	Morgan Stanley	USD	20,568	06/16/2021	(22)
GBP	61,000	Morgan Stanley	USD	84,661	06/16/2021	(193)
JPY	1,500,000	BNP Paribas SA	USD	13,772	06/16/2021	(44)
JPY	1,380,000	Morgan Stanley	USD	12,675	06/16/2021	(45)
USD	17,298	Morgan Stanley	CHF	16,000	06/16/2021	(265)
USD	369,577	Citibank NA	DKK	2,300,000	06/16/2021	(3,013)
USD	15,787	Morgan Stanley	DKK	100,000	06/16/2021	(413)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	63

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	24,059	Toronto-Dominion Bank (The)	DKK	150,000	06/16/2021	$(240)
USD	116,102	BNP Paribas SA	EUR	97,000	06/16/2021	(772)
USD	53,282	Morgan Stanley	EUR	45,000	06/16/2021	(939)
USD	36,987	Toronto-Dominion Bank (The)	EUR	31,000	06/16/2021	(365)
USD	15,267	Toronto-Dominion Bank (The)	GBP	11,000	06/16/2021	(55)
USD	177,813	Morgan Stanley	JPY	19,600,000	06/16/2021	(1,565)
USD	19,043	BNP Paribas SA	SEK	162,000	06/16/2021	(123)
Total unrealized depreciation						$(8,122)
Net unrealized depreciation						$(696)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

SEK – Swedish Krona

USD – US Dollar

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2021:

Australia	3.3%
Belgium	1.6
Canada	8.7
Denmark	6.2
Finland	1.9
France	6.1
Germany	4.4
Hong Kong	7.2
Israel	0.8
Italy	0.6
Japan	24.1
Netherlands	4.4
New Zealand	0.1
Norway	0.0 †
Singapore	3.3
Spain	1.4
Sweden	2.3
Switzerland	12.6
United Kingdom	9.8
Other[1]	1.2
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.2%

Air Freight & Logistics – 0.6%

ZTO Express Cayman, Inc., ADR	3,132	$100,725

Automobiles – 0.2%

Hero MotoCorp Ltd.	1,056	40,191

Banks – 12.4%

Al Rajhi Bank	144	3,798

Banco BBVA Peru SA	4,560	2,478

Banco de Chile	82,485	8,789

Bank Central Asia Tbk. PT	3,600	7,981

Bank of China Ltd., Class H	372,000	147,998

Bank of Communications Co. Ltd., Class H	156,000	99,824

Chang Hwa Commercial Bank Ltd.	126,000	80,743

China Construction Bank Corp., Class H	210,000	166,284

China Merchants Bank Co. Ltd., Class H	1,500	12,100

Commercial International Bank Egypt SAE*	32,778	121,944

E.Sun Financial Holding Co. Ltd.	84,709	81,728

First Financial Holding Co. Ltd.	126,000	103,297

Hong Leong Bank Bhd.	18,600	80,913

Hua Nan Financial Holdings Co. Ltd.	138,000	93,867

Industrial & Commercial Bank of China Ltd., Class H	198,000	128,994

Malayan Banking Bhd.	51,185	102,835

Masraf Al Rayan QSC	112,188	137,670

Mega Financial Holding Co. Ltd.	138,000	161,304

Postal Savings Bank of China Co. Ltd., Class H(a)	132,000	85,996

Qatar National Bank QPSC	40,626	199,727

Sberbank of Russia PJSC	13,800	54,725

SinoPac Financial Holdings Co. Ltd.	114,000	54,280

Taiwan Cooperative Financial Holding Co. Ltd.	133,890	102,576
		2,039,851

Beverages – 0.1%

Arca Continental SAB de CV	3,600	19,354

Investments	Shares	Value

Biotechnology – 1.4%

Celltrion, Inc.*	61	$14,587

Green Cross Corp.	222	67,557

Seegene, Inc.	1,728	145,405
		227,549

Capital Markets – 0.8%

Macquarie Korea Infrastructure Fund	12,678	137,340

Chemicals – 2.7%

Asian Paints Ltd.	4,554	155,939

PhosAgro PJSC	2,592	150,770

Pidilite Industries Ltd.*	5,562	136,346
		443,055

Commercial Services & Supplies – 0.8%

S-1 Corp.	1,722	126,168

Diversified Consumer Services – 0.7%

China East Education Holdings Ltd.(a)	51,000	119,114

Diversified Telecommunication Services – 4.3%

China Tower Corp. Ltd., Class H(a)	516,000	74,408

Chunghwa Telecom Co. Ltd.	42,000	171,410

Maroc Telecom	8,388	129,501

Saudi Telecom Co.	3,936	133,296

Telefonica Brasil SA	10,800	85,998

Tower Bersama Infrastructure Tbk. PT	563,400	108,819
		703,432

Electric Utilities – 1.7%

Cia de Transmissao de Energia Eletrica Paulista (Preference)	3,600	17,916

Enel Chile SA	1,102,998	74,901

Manila Electric Co.	14,580	82,605

Transmissora Alianca de Energia Eletrica SA	13,800	106,325
		281,747

Electronic Equipment, Instruments & Components – 1.1%

Hon Hai Precision Industry Co. Ltd.	18,000	74,750

WPG Holdings Ltd.	60,000	110,622
		185,372

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	65

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – 0.5%

NetEase, Inc., ADR	576	$64,546

Netmarble Corp.(a)	126	14,669
		79,215

Food & Staples Retailing – 3.7%

Berli Jucker PCL, NVDR	62,400	71,142

BIM Birlesik Magazalar A/S	14,040	110,058

InRetail Peru Corp.(a)	2,130	75,402

President Chain Store Corp.	9,000	87,316

Puregold Price Club, Inc.	72,840	56,426

Sun Art Retail Group Ltd.	93,000	85,734

Wal-Mart de Mexico SAB de CV	37,200	122,270
		608,348

Food Products – 5.8%

Dali Foods Group Co. Ltd.(a)	111,000	66,027

Gruma SAB de CV, Class B	8,430	92,049

International Holdings Co. PJSC*	7,410	182,973

Nestle Malaysia Bhd.	3,600	119,256

Orion Corp.	924	97,189

PPB Group Bhd.	18,000	81,291

Tingyi Cayman Islands Holding Corp.	30,000	53,999

Uni-President China Holdings Ltd.	114,000	138,851

Uni-President Enterprises Corp.	44,000	118,297
		949,932

Gas Utilities – 2.8%

China Resources Gas Group Ltd.	26,000	141,100

ENN Energy Holdings Ltd.	7,000	119,328

Grupo Energia Bogota SA ESP	113,634	79,279

Petronas Gas Bhd.	31,800	122,188
		461,895

Health Care Equipment & Supplies – 0.6%

Hartalega Holdings Bhd.	17,400	43,666

Top Glove Corp. Bhd.	40,200	55,446
		99,112

Health Care Providers & Services – 3.8%

Apollo Hospitals Enterprise Ltd.	2,202	95,054

Bangkok Dusit Medical Services PCL, NVDR	163,800	114,154

Investments	Shares	Value

Health Care Providers & Services – (continued)

Bangkok Dusit Medical Services PCL, Class F	17,400	$12,126

Bumrungrad Hospital PCL, NVDR	31,800	136,851

Celltrion Healthcare Co. Ltd.*	832	83,922

IHH Healthcare Bhd.	64,800	85,105

Mitra Keluarga Karyasehat Tbk. PT(a)	598,800	108,609
		635,821

Hotels, Restaurants & Leisure – 0.9%

Jubilant Foodworks Ltd.*	1,110	43,333

Yum China Holdings, Inc.	1,680	105,706
		149,039

Household Durables – 0.4%

Coway Co. Ltd.	1,062	63,872

Household Products – 0.1%

Hindustan Unilever Ltd.	528	16,778

Independent Power and Renewable Electricity Producers – 0.7%

Colbun SA	464,341	79,317

Unipro PJSC	792,000	30,298
		109,615

Industrial Conglomerates – 0.3%

Enka Insaat ve Sanayi A/S	58,200	55,098

Insurance – 0.8%

Ping An Insurance Group Co. of China Ltd., Class H	12,000	131,250

Interactive Media & Services – 6.4%

Tencent Holdings Ltd.	13,100	1,050,786

Internet & Direct Marketing Retail – 11.1%

Alibaba Group Holding Ltd., ADR*	4,830	1,115,488

JD.com, Inc., ADR*	1,284	99,330

Meituan, Class B* (a)	5,000	191,841

Naspers Ltd., Class N	456	104,053

Pinduoduo, Inc., ADR*	528	70,715

Prosus NV*	2,328	252,865
		1,834,292

IT Services – 2.9%

Infosys Ltd.	4,140	75,696

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

Mphasis Ltd.	210	$5,003

Samsung SDS Co. Ltd.	204	33,562

Tata Consultancy Services Ltd.	7,020	287,695

Tech Mahindra Ltd.	5,328	69,081
		471,037

Marine – 1.3%

MISC Bhd.	1,200	1,986

Orient Overseas International Ltd.	13,000	210,562
		212,548

Metals & Mining – 1.2%

Polyus PJSC	546	100,875

Vale SA	4,600	92,436
		193,311

Multiline Retail – 0.0%(b)

Robinson PCL* (c)	600	376

Multi-Utilities – 0.5%

Qatar Electricity & Water Co. QSC	18,558	87,667

Oil, Gas & Consumable Fuels – 3.1%

China Shenhua Energy Co. Ltd., Class H	69,000	143,920

LUKOIL PJSC	270	20,846

Petronas Dagangan Bhd.	15,600	76,774

Qatar Fuel QSC	18,054	90,245

Reliance Industries Ltd.	1,326	35,704

Surgutneftegas PJSC (Preference)	249,600	142,443
		509,932

Personal Products – 0.0%(b)

Hengan International Group Co. Ltd.	500	3,241

Pharmaceuticals – 2.0%

Cadila Healthcare Ltd.*	1,476	11,381

Dr Reddy’s Laboratories Ltd.	72	5,018

Lupin Ltd.	2,118	30,581

Richter Gedeon Nyrt.	3,198	91,607

Sino Biopharmaceutical Ltd.	102,000	109,921

Yuhan Corp.	1,498	86,593
		335,101

Investments	Shares	Value

Road & Rail – 1.1%

CJ Logistics Corp.*	540	$83,256

GMexico Transportes SAB de CV(a)	56,400	91,053
		174,309

Semiconductors & Semiconductor Equipment – 8.1%

Taiwan Semiconductor Manufacturing Co. Ltd.	62,000	1,331,758

Specialty Retail – 1.2%

Home Product Center PCL	2,800	1,268

Home Product Center PCL, NVDR	251,600	113,932

Zhongsheng Group Holdings Ltd.	12,000	90,925
		206,125

Technology Hardware, Storage & Peripherals – 4.9%

Chicony Electronics Co. Ltd.	37,000	111,929

Lite-On Technology Corp.	7,000	16,013

Samsung Electronics Co. Ltd.	9,228	676,120
		804,062

Textiles, Apparel & Luxury Goods – 0.0%(b)

Page Industries Ltd.	12	4,805

Thrifts & Mortgage Finance – 0.0%(b)

Housing Development Finance Corp. Ltd.	228	7,449

Tobacco – 0.6%

KT&G Corp.	1,416	104,894

Transportation Infrastructure – 1.8%

Jiangsu Expressway Co. Ltd., Class H	72,000	84,915

Promotora y Operadora de Infraestructura SAB de CV	4,020	31,192

Shenzhen Expressway Co. Ltd., Class H	76,000	78,869

Shenzhen International Holdings Ltd.	42,000	69,974

Westports Holdings Bhd.	34,800	36,530
		301,480

Water Utilities – 0.5%

Guangdong Investment Ltd.	50,000	76,994

Wireless Telecommunication Services – 5.3%

Advanced Info Service PCL, NVDR	16,800	92,262

America Movil SAB de CV, Series L	34,200	23,987

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	67

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Wireless Telecommunication Services – (continued)

Far EasTone Telecommunications Co. Ltd.*	60,000	$139,834

Globe Telecom, Inc.	3,090	117,632

Intouch Holdings PCL, NVDR	70,800	144,954

Maxis Bhd.	72,600	81,525

PLDT, Inc.	3,180	84,272

Taiwan Mobile Co. Ltd.	38,000	136,040

Vodacom Group Ltd.	5,736	49,711
		870,217
Total Common Stocks (Cost $14,593,990)		16,364,257
	Principal Amount

CORPORATE BONDS – 0.0%(b)

Food Products – 0.0%(b)

Britannia Industries Ltd. 8.00%, 8/28/2022 (Cost $1)	INR 78	1
Total Investments – 99.2% (Cost $14,593,991)		16,364,258

Other assets less liabilities – 0.8%		140,189
NET ASSETS – 100.0%		$16,504,447
*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

(c)

Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021 amounted to $376, which represents approximately 0.00% of net assets of the Fund.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

INR – Indian Rupee

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,970,816
Aggregate gross unrealized depreciation	(249,640)
Net unrealized appreciation	$1,721,176
Federal income tax cost	$14,644,976

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	2	06/18/2021	USD	$133,660	$1,536

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of April 30, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
HKD	1,100,000	BNP Paribas SA	USD	141,502	06/16/2021	$143
HKD	460,000	Morgan Stanley	USD	59,096	06/16/2021	137
USD	167,493	Citibank NA	HKD	1,300,000	06/16/2021	94
Total unrealized appreciation						$374
USD	15,436	Toronto-Dominion Bank (The)	HKD	120,000	06/16/2021	$(16)
Total unrealized depreciation						$(16)
Net unrealized appreciation						$358

Abbreviations:

HKD – Hong Kong Dollar

USD – US Dollar

FlexShares® Emerging Markets Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2021:

Brazil	1.8%
Chile	1.0
China	31.7
Colombia	0.5
Egypt	0.7
Hungary	0.6
India	6.2
Indonesia	1.4
Malaysia	5.4
Mexico	2.3
Morocco	0.8
Peru	0.5
Philippines	2.1
Qatar	3.1
Russia	3.0
Saudi Arabia	0.8
South Africa	2.5
South Korea	10.5
Taiwan	18.0
Thailand	4.2
Turkey	1.0
United Arab Emirates	1.1
Other[1]	0.8
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	69

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.1%

Aerospace & Defense – 1.4%

AAR Corp.*	3,000	$120,720

Aerojet Rocketdyne Holdings, Inc.	5,400	252,288

AeroVironment, Inc.* (a)	800	88,296

Axon Enterprise, Inc.*	4,000	606,440

Boeing Co. (The)*	19,000	4,451,890

BWX Technologies, Inc.	3,800	254,296

Cubic Corp.(a)	1,600	119,744

Curtiss-Wright Corp.	1,600	204,640

Ducommun, Inc.*	200	11,786

General Dynamics Corp.	7,600	1,445,748

HEICO Corp.(a)	1,200	168,960

HEICO Corp., Class A(a)	2,000	252,560

Hexcel Corp.*	2,800	157,948

Howmet Aerospace, Inc.*	13,200	421,872

Huntington Ingalls Industries, Inc.	1,400	297,248

Kaman Corp.(a)	1,000	53,350

Kratos Defense & Security Solutions, Inc.*	8,200	219,268

L3Harris Technologies, Inc.	6,800	1,422,764

Lockheed Martin Corp.	8,200	3,120,592

Maxar Technologies, Inc.(a)	5,000	194,050

Mercury Systems, Inc.*	1,800	135,432

Moog, Inc., Class A	7,800	675,090

National Presto Industries, Inc.(a)	200	20,576

Northrop Grumman Corp.	5,200	1,843,088

PAE, Inc.* (a)	7,200	64,584

Parsons Corp.* (a)	600	26,598

Raytheon Technologies Corp.	50,600	4,211,944

Spirit AeroSystems Holdings, Inc., Class A	5,000	228,450

Teledyne Technologies, Inc.*	1,000	447,750

Textron, Inc.	8,400	539,616

TransDigm Group, Inc.*	1,400	859,236

Triumph Group, Inc.*	13,400	226,728

Vectrus, Inc.* (a)	1,200	62,820

Virgin Galactic Holdings, Inc.* (a)	7,200	159,480
		23,365,852

Investments	Shares	Value

Air Freight & Logistics – 0.5%

Air Transport Services Group, Inc.* (a)	2,000	$52,640

Atlas Air Worldwide Holdings, Inc.* (a)	7,400	502,534

CH Robinson Worldwide, Inc.	4,200	407,736

Echo Global Logistics, Inc.*	3,200	104,640

Expeditors International of Washington, Inc.	4,600	505,356

FedEx Corp.	8,400	2,438,604

Forward Air Corp.	1,000	88,290

Hub Group, Inc., Class A* (a)	2,800	184,016

United Parcel Service, Inc., Class B	20,000	4,077,200

XPO Logistics, Inc.*	3,000	417,360
		8,778,376

Airlines – 0.7%

Alaska Air Group, Inc.*	30,600	2,115,684

Allegiant Travel Co.*	1,000	235,730

American Airlines Group, Inc.* (a)	151,200	3,284,064

Delta Air Lines, Inc.*	20,000	938,400

Hawaiian Holdings, Inc.* (a)	12,800	321,408

JetBlue Airways Corp.*	79,400	1,616,584

SkyWest, Inc.*	13,400	665,444

Southwest Airlines Co.*	17,600	1,104,928

Spirit Airlines, Inc.* (a)	20,600	737,892

United Airlines Holdings, Inc.* (a)	8,800	478,720
		11,498,854

Auto Components – 0.4%

Adient plc*	24,200	1,121,428

American Axle & Manufacturing Holdings, Inc.*	18,200	168,896

Aptiv plc*	7,000	1,007,230

Autoliv, Inc.* (a)	2,200	221,452

BorgWarner, Inc.	6,400	310,912

Cooper Tire & Rubber Co.	4,200	239,358

Cooper-Standard Holdings, Inc.* (a)	3,400	98,736

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Auto Components – (continued)

Dana, Inc.	10,800	$273,240

Dorman Products, Inc.*	1,000	99,180

Fox Factory Holding Corp.*	2,000	306,460

Gentex Corp.	7,000	246,260

Gentherm, Inc.*	1,200	85,440

Goodyear Tire & Rubber Co. (The)*	48,800	839,848

LCI Industries	1,000	146,500

Lear Corp.(a)	1,800	330,912

Motorcar Parts of America, Inc.* (a)	4,400	95,040

Patrick Industries, Inc.	1,400	125,440

Standard Motor Products, Inc.	600	25,698

Tenneco, Inc., Class A*	15,600	157,092

Veoneer, Inc.* (a)	25,400	581,660

Visteon Corp.*	1,000	121,810
		6,602,592

Automobiles – 1.3%

Ford Motor Co.*	140,000	1,615,600

General Motors Co.*	44,200	2,529,124

Harley-Davidson, Inc.(a)	9,600	464,352

Tesla, Inc.*	21,200	15,040,128

Thor Industries, Inc.	13,800	1,953,942

Winnebago Industries, Inc.(a)	6,800	543,660
		22,146,806

Banks – 7.4%

1st Source Corp.(a)	5,800	276,022

Allegiance Bancshares, Inc.	600	23,760

Ameris Bancorp	15,000	811,350

Associated Banc-Corp.	32,200	704,858

Atlantic Union Bankshares Corp.	16,600	641,922

Banc of California, Inc.(a)	4,000	71,600

BancFirst Corp.(a)	600	41,706

Bancorp, Inc. (The)*	14,200	315,311

BancorpSouth Bank	25,200	745,668

Bank of America Corp.	260,200	10,545,906

Bank of Hawaii Corp.(a)	1,400	127,246

Bank OZK	30,800	1,262,492

BankUnited, Inc.(a)	23,800	1,109,318

Investments	Shares	Value

Banks – (continued)

Banner Corp.(a)	6,800	$386,512

Berkshire Hills Bancorp, Inc.	4,200	93,198

BOK Financial Corp.(a)	8,200	721,108

Boston Private Financial Holdings, Inc.	24,600	362,112

Brookline Bancorp, Inc.(a)	3,000	48,300

Bryn Mawr Bank Corp.	600	27,576

Cadence Bancorp	2,600	57,850

Camden National Corp.	5,400	257,688

Cathay General Bancorp	15,600	631,488

Central Pacific Financial Corp.	4,200	113,190

CIT Group, Inc.	21,600	1,151,064

Citigroup, Inc.	71,600	5,100,784

Citizens Financial Group, Inc.	16,400	758,992

City Holding Co.(a)	600	46,440

Columbia Banking System, Inc.(a)	2,400	104,472

Comerica, Inc.	34,200	2,570,472

Commerce Bancshares, Inc.(a)	2,933	228,217

Community Bank System, Inc.(a)	3,600	279,468

Community Trust Bancorp, Inc.	2,200	98,032

ConnectOne Bancorp, Inc.	5,400	146,610

CrossFirst Bankshares, Inc.*	2,800	41,272

Cullen/Frost Bankers, Inc.(a)	14,000	1,680,840

Customers Bancorp, Inc.*	4,628	159,758

CVB Financial Corp.(a)	33,600	712,656

Dime Community Bancshares, Inc.	12,200	404,064

Eagle Bancorp, Inc.(a)	6,000	320,460

East West Bancorp, Inc.	35,000	2,665,250

Eastern Bankshares, Inc.	6,400	136,512

Enterprise Financial Services Corp.(a)	6,400	314,432

FB Financial Corp.	1,400	58,744

Fifth Third Bancorp	26,600	1,078,364

First Bancorp/NC	4,800	203,520

First Bancorp/PR	59,800	751,686

First Bancshares, Inc. (The)(a)	6,600	258,192

First Busey Corp.	15,000	374,700

First Citizens BancShares, Inc., Class A(a)	1,800	1,561,428

First Commonwealth Financial Corp.	26,400	382,536

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	71

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

First Financial Bancorp(a)	19,200	$470,592

First Financial Bankshares, Inc.	7,000	343,560

First Financial Corp.	1,800	79,632

First Foundation, Inc.	10,600	252,280

First Hawaiian, Inc.	28,000	768,880

First Horizon Corp.	126,200	2,308,198

First Interstate BancSystem, Inc., Class A	2,600	122,122

First Merchants Corp.	14,600	674,666

First Midwest Bancorp, Inc.	22,600	473,922

First Republic Bank	4,600	842,904

Flushing Financial Corp.(a)	5,600	130,312

FNB Corp.(a)	69,200	891,988

Fulton Financial Corp.(a)	33,200	566,060

German American Bancorp, Inc.(a)	800	34,664

Glacier Bancorp, Inc.(a)	3,400	200,430

Great Southern Bancorp, Inc.	400	22,564

Great Western Bancorp, Inc.	9,600	317,280

Hancock Whitney Corp.	18,400	850,816

Hanmi Financial Corp.	8,000	162,400

HarborOne Bancorp, Inc.	2,400	34,344

Heartland Financial USA, Inc.	8,000	402,160

Heritage Commerce Corp.	15,800	190,706

Hilltop Holdings, Inc.(a)	18,000	633,600

Home BancShares, Inc.	37,600	1,046,408

Hope Bancorp, Inc.	22,600	339,226

Horizon Bancorp, Inc.(a)	8,000	146,720

Huntington Bancshares, Inc.(a)	40,000	612,800

Independent Bank Corp. – MA(a)	1,200	98,280

Independent Bank Corp. – MI	8,400	197,904

Independent Bank Group, Inc.	9,800	739,998

International Bancshares Corp.	15,000	710,850

Investors Bancorp, Inc.	60,600	887,184

JPMorgan Chase & Co.	103,800	15,965,478

KeyCorp	37,400	813,824

Lakeland Bancorp, Inc.	6,600	119,658

Lakeland Financial Corp.	800	52,184

Live Oak Bancshares, Inc.	1,000	63,960

M&T Bank Corp.	4,800	756,912

Midland States Bancorp, Inc.	5,000	140,900

Investments	Shares	Value

Banks – (continued)

National Bank Holdings Corp., Class A(a)	1,200	$47,880

NBT Bancorp, Inc.	1,400	53,046

OceanFirst Financial Corp.	17,400	397,764

OFG Bancorp	16,000	379,040

Old National Bancorp	41,600	786,240

Pacific Premier Bancorp, Inc.	7,000	308,210

PacWest Bancorp	25,000	1,085,250

Park National Corp.	400	50,036

Peoples Bancorp, Inc.(a)	6,600	220,638

People’s United Financial, Inc.	94,200	1,707,846

Pinnacle Financial Partners, Inc.	19,000	1,665,160

PNC Financial Services Group, Inc. (The)	14,800	2,766,860

Popular, Inc.(a)	21,200	1,567,952

Preferred Bank	2,400	157,296

Prosperity Bancshares, Inc.	21,000	1,540,560

QCR Holdings, Inc.(a)	1,800	86,796

Regions Financial Corp.	37,000	806,600

Renasant Corp.(a)	3,800	160,094

S&T Bancorp, Inc.	2,400	79,080

Sandy Spring Bancorp, Inc.	9,800	444,528

Seacoast Banking Corp. of Florida*	5,200	189,020

ServisFirst Bancshares, Inc.(a)	1,600	101,184

Signature Bank	13,400	3,370,234

Silvergate Capital Corp., Class A*	1,000	107,220

Simmons First National Corp., Class A	22,600	644,100

South State Corp.	2,800	236,096

Southside Bancshares, Inc.(a)	1,000	40,150

Sterling Bancorp	50,000	1,256,500

Stock Yards Bancorp, Inc.(a)	800	40,928

SVB Financial Group*	1,800	1,029,294

Synovus Financial Corp.	37,000	1,733,820

TCF Financial Corp.	38,000	1,729,760

Texas Capital Bancshares, Inc.*	3,600	247,068

Tompkins Financial Corp.(a)	400	31,260

Towne Bank	14,800	458,504

TriCo Bancshares	800	37,024

TriState Capital Holdings, Inc.* (a)	3,000	71,610

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Triumph Bancorp, Inc.*	600	$53,178

Truist Financial Corp.	47,000	2,787,570

Trustmark Corp.	17,000	550,970

UMB Financial Corp.	1,400	135,842

Umpqua Holdings Corp.	47,600	887,264

United Bankshares, Inc.(a)	28,600	1,123,122

United Community Banks, Inc.	23,000	752,560

Univest Financial Corp.	6,200	173,166

US Bancorp	47,800	2,836,930

Valley National Bancorp(a)	91,200	1,255,824

Veritex Holdings, Inc.	14,600	493,188

Washington Trust Bancorp, Inc.	5,600	285,880

Webster Financial Corp.(a)	19,800	1,047,618

Wells Fargo & Co.	110,000	4,955,500

WesBanco, Inc.(a)	13,600	493,544

Westamerica Bancorp	800	50,720

Western Alliance Bancorp	25,000	2,626,750

Wintrust Financial Corp.	12,600	971,460

Zions Bancorp NA	37,200	2,075,760
		123,623,006

Beverages – 0.9%

Boston Beer Co., Inc. (The), Class A*	200	243,298

Brown-Forman Corp., Class A(a)	1,600	114,160

Brown-Forman Corp., Class B	5,000	381,400

Coca-Cola Co. (The)	103,800	5,603,124

Coca-Cola Consolidated, Inc.	200	58,650

Constellation Brands, Inc., Class A	6,000	1,441,920

Keurig Dr Pepper, Inc.	21,800	781,530

Molson Coors Beverage Co., Class B* (a)	7,600	417,620

Monster Beverage Corp.*	10,400	1,009,320

National Beverage Corp.	800	38,872

PepsiCo, Inc.	37,000	5,333,920
		15,423,814

Biotechnology – 2.4%

AbbVie, Inc.	60,400	6,734,600

ACADIA Pharmaceuticals, Inc.*	3,200	65,792

Investments	Shares	Value

Biotechnology – (continued)

Acceleron Pharma, Inc.*	3,200	$399,904

Adverum Biotechnologies, Inc.* (a)	16,600	64,740

Agenus, Inc.* (a)	2,400	7,416

Agios Pharmaceuticals, Inc.* (a)	1,000	55,800

Akebia Therapeutics, Inc.* (a)	57,600	183,744

Alector, Inc.* (a)	5,400	105,300

Alexion Pharmaceuticals, Inc.*	7,800	1,315,704

Alkermes plc*	5,400	118,827

Alnylam Pharmaceuticals, Inc.*	4,000	562,560

Altimmune, Inc.* (a)	7,000	101,290

Amgen, Inc.	19,800	4,744,872

Amicus Therapeutics, Inc.* (a)	8,200	80,688

Anika Therapeutics, Inc.* (a)	600	24,108

Apellis Pharmaceuticals, Inc.* (a)	5,000	253,350

Arcus Biosciences, Inc.* (a)	5,200	175,500

Ardelyx, Inc.* (a)	13,000	95,030

Arena Pharmaceuticals, Inc.* (a)	4,600	315,698

Arrowhead Pharmaceuticals, Inc.*	3,600	261,936

Assembly Biosciences, Inc.* (a)	1,800	7,704

Athenex, Inc.* (a)	20,200	81,002

Avita Medical, Inc.* (a)	6,800	140,352

BioCryst Pharmaceuticals, Inc.* (a)	17,400	202,449

Biogen, Inc.*	5,000	1,336,650

BioMarin Pharmaceutical, Inc.* (a)	3,400	264,928

Bioxcel Therapeutics, Inc.* (a)	1,200	40,764

Blueprint Medicines Corp.* (a)	1,800	173,376

Cardiff Oncology, Inc.* (a)	10,200	101,286

CareDx, Inc.*	3,400	268,838

Catalyst Pharmaceuticals, Inc.*	41,400	189,612

ChemoCentryx, Inc.* (a)	1,400	67,662

Clovis Oncology, Inc.* (a)	34,800	206,712

Coherus Biosciences, Inc.* (a)	18,400	272,320

Crinetics Pharmaceuticals, Inc.* (a)	8,600	148,866

CRISPR Therapeutics AG* (a)	3,400	446,318

Cue Biopharma, Inc.* (a)	2,400	29,112

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	73

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Cytokinetics, Inc.* (a)	2,200	$55,968

Deciphera Pharmaceuticals, Inc.*	600	27,822

Denali Therapeutics, Inc.* (a)	2,200	132,968

Dicerna Pharmaceuticals, Inc.*	2,400	74,856

Dynavax Technologies Corp.*	1,000	9,980

Editas Medicine, Inc.* (a)	1,800	66,618

Eiger BioPharmaceuticals, Inc.* (a)	4,200	35,658

Emergent BioSolutions, Inc.*	2,600	158,548

Enanta Pharmaceuticals, Inc.*	2,000	101,480

Epizyme, Inc.* (a)	2,600	20,306

Esperion Therapeutics, Inc.* (a)	5,400	145,530

Exact Sciences Corp.*	4,800	632,736

Exelixis, Inc.*	10,000	246,200

Fate Therapeutics, Inc.* (a)	4,400	384,516

FibroGen, Inc.*	600	13,392

Flexion Therapeutics, Inc.*	3,800	29,488

G1 Therapeutics, Inc.* (a)	10,400	219,128

Gilead Sciences, Inc.	40,600	2,576,882

Global Blood Therapeutics, Inc.* (a)	4,800	195,744

Halozyme Therapeutics, Inc.* (a)	8,000	399,600

Heron Therapeutics, Inc.* (a)	600	10,488

Homology Medicines, Inc.* (a)	8,000	54,160

Ideaya Biosciences, Inc.*	2,600	53,430

ImmunoGen, Inc.*	8,600	69,316

Immunovant, Inc.* (a)	4,400	68,992

Incyte Corp.*	6,600	563,508

Insmed, Inc.*	7,000	236,110

Intellia Therapeutics, Inc.* (a)	4,200	322,434

Intercept Pharmaceuticals, Inc.* (a)	4,200	83,076

Invitae Corp.* (a)	6,000	209,400

Ionis Pharmaceuticals, Inc.* (a)	6,200	265,484

Iovance Biotherapeutics, Inc.* (a)	3,800	119,472

Ironwood Pharmaceuticals, Inc.* (a)	5,400	59,616

Jounce Therapeutics, Inc.*	5,600	52,808

Kadmon Holdings, Inc.* (a)	37,200	151,032

Investments	Shares	Value

Biotechnology – (continued)

Karyopharm Therapeutics, Inc.* (a)	1,800	$16,812

Kodiak Sciences, Inc.* (a)	800	96,672

Ligand Pharmaceuticals, Inc.*	600	87,534

Madrigal Pharmaceuticals, Inc.* (a)	600	81,660

Mersana Therapeutics, Inc.* (a)	3,600	57,348

Mirati Therapeutics, Inc.*	1,000	166,220

Moderna, Inc.*	8,600	1,537,852

Molecular Templates, Inc.* (a)	4,800	44,928

Myriad Genetics, Inc.*	3,400	102,748

Natera, Inc.* (a)	4,600	506,092

Neurocrine Biosciences, Inc.*	2,600	245,674

Nkarta, Inc.*	800	25,480

Novavax, Inc.*	3,400	805,562

OPKO Health, Inc.* (a)	33,400	136,940

Precision BioSciences, Inc.* (a)	1,000	9,290

Prothena Corp. plc* (a)	1,600	42,464

PTC Therapeutics, Inc.* (a)	2,000	82,420

Radius Health, Inc.*	7,800	173,940

Regeneron Pharmaceuticals, Inc.*	3,000	1,443,900

REVOLUTION Medicines, Inc.* (a)	3,600	119,484

Rhythm Pharmaceuticals, Inc.*	1,200	25,872

Rigel Pharmaceuticals, Inc.* (a)	37,200	138,384

Rocket Pharmaceuticals, Inc.* (a)	3,000	137,520

Sage Therapeutics, Inc.*	1,600	126,016

Sangamo Therapeutics, Inc.* (a)	4,000	47,120

Sarepta Therapeutics, Inc.* (a)	2,000	141,680

Seagen, Inc.*	4,200	603,792

Seres Therapeutics, Inc.* (a)	7,200	149,832

Sorrento Therapeutics, Inc.* (a)	21,200	174,476

Spectrum Pharmaceuticals, Inc.* (a)	8,400	26,124

Sutro Biopharma, Inc.* (a)	1,800	36,918

TG Therapeutics, Inc.* (a)	3,200	143,072

Translate Bio, Inc.*	6,600	153,252

Travere Therapeutics, Inc.*	1,200	29,664

Twist Bioscience Corp.* (a)	1,400	187,866

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Biotechnology – (continued)

Ultragenyx Pharmaceutical, Inc.* (a)	2,200	$245,608

United Therapeutics Corp.*	10,800	2,176,848

Vanda Pharmaceuticals, Inc.*	1,600	26,560

Veracyte, Inc.*	5,600	278,600

Vericel Corp.*	3,800	237,196

Vertex Pharmaceuticals, Inc.*	6,600	1,440,120

Viking Therapeutics, Inc.* (a)	19,400	123,966

Vir Biotechnology, Inc.* (a)	5,400	257,796

Voyager Therapeutics, Inc.* (a)	1,000	4,820

XBiotech, Inc.*	600	10,248

Xencor, Inc.*	1,400	59,584

Y-mAbs Therapeutics, Inc.*	3,000	90,210

ZIOPHARM Oncology, Inc.* (a)	5,000	17,300
		40,365,020

Building Products – 0.8%

A O Smith Corp.	3,800	257,450

AAON, Inc.(a)	1,400	91,574

Advanced Drainage Systems, Inc.	1,800	200,988

Allegion plc	3,000	403,140

American Woodmark Corp.*	4,800	477,408

Apogee Enterprises, Inc.(a)	5,400	189,702

Armstrong World Industries, Inc.	2,200	228,030

AZEK Co., Inc. (The)*	4,800	231,744

Builders FirstSource, Inc.* (a)	48,600	2,365,362

Carrier Global Corp.	29,000	1,263,820

Cornerstone Building Brands, Inc.* (a)	12,800	179,968

Fortune Brands Home & Security, Inc.	4,600	482,908

Gibraltar Industries, Inc.*	1,000	91,860

Griffon Corp.	7,200	195,264

Insteel Industries, Inc.	400	15,252

JELD-WEN Holding, Inc.*	19,000	554,230

Johnson Controls International plc	26,000	1,620,840

Lennox International, Inc.(a)	1,000	335,340

Masco Corp.	7,800	498,264

Investments	Shares	Value

Building Products – (continued)

Masonite International Corp.*	800	$101,032

Owens Corning	4,600	445,326

PGT Innovations, Inc.* (a)	6,600	173,778

Quanex Building Products Corp.(a)	4,800	130,992

Resideo Technologies, Inc.*	29,800	894,298

Simpson Manufacturing Co., Inc.	1,600	180,320

Trane Technologies plc	6,200	1,077,746

Trex Co., Inc.*	4,000	431,960

UFP Industries, Inc.	2,000	168,080
		13,286,676

Capital Markets – 2.9%

Affiliated Managers Group, Inc.	10,800	1,740,636

Ameriprise Financial, Inc.	4,200	1,085,280

Apollo Global Management, Inc.(a)	5,400	298,998

Ares Management Corp.	4,000	210,080

Artisan Partners Asset Management, Inc., Class A	3,200	162,944

B. Riley Financial, Inc.(a)	4,200	299,418

Bank of New York Mellon Corp. (The)	26,000	1,296,880

BGC Partners, Inc., Class A	48,000	254,400

BlackRock, Inc.	4,800	3,932,640

Blackstone Group, Inc. (The), Class A	17,400	1,539,726

Blucora, Inc.*	16,600	238,957

Brightsphere Investment Group, Inc.	6,800	153,068

Carlyle Group, Inc. (The)	1,800	76,788

Charles Schwab Corp. (The)	40,317	2,838,317

CME Group, Inc.	9,800	1,979,502

Cohen & Steers, Inc.	800	54,416

Cowen, Inc., Class A(a)	8,800	347,512

Evercore, Inc., Class A	2,600	364,338

FactSet Research Systems, Inc.	1,000	336,220

Federated Hermes, Inc., Class B	20,000	576,000

Focus Financial Partners, Inc., Class A*	8,600	404,716

Franklin Resources, Inc.(a)	11,600	348,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	75

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Goldman Sachs Group, Inc. (The)	11,800	$4,111,710

Hamilton Lane, Inc., Class A	1,000	90,450

Houlihan Lokey, Inc.	1,800	119,286

Interactive Brokers Group, Inc., Class A	3,000	214,560

Intercontinental Exchange, Inc.	14,800	1,742,108

Invesco Ltd.	93,200	2,516,400

Janus Henderson Group plc(a)	37,400	1,286,186

KKR & Co., Inc.	15,000	848,700

LPL Financial Holdings, Inc.	3,400	532,780

MarketAxess Holdings, Inc.	1,000	488,460

Moelis & Co., Class A	1,600	86,848

Moody’s Corp.	4,200	1,372,182

Morgan Stanley	51,497	4,251,077

Morningstar, Inc.(a)	600	159,006

MSCI, Inc.	2,200	1,068,694

Nasdaq, Inc.	3,200	516,928

Northern Trust Corp.(b)	7,600	864,880

Piper Sandler Cos.	3,600	417,564

PJT Partners, Inc., Class A(a)	400	29,412

Raymond James Financial, Inc.	4,000	523,120

S&P Global, Inc.	6,400	2,498,496

SEI Investments Co.	3,400	208,896

State Street Corp.	12,000	1,007,400

StepStone Group, Inc., Class A	600	19,980

Stifel Financial Corp.	23,400	1,619,046

StoneX Group, Inc.*	5,000	317,600

T. Rowe Price Group, Inc.	6,200	1,111,040

Tradeweb Markets, Inc., Class A	6,600	536,448

Victory Capital Holdings, Inc., Class A(a)	1,200	33,300

Virtu Financial, Inc., Class A	21,600	640,008

Virtus Investment Partners, Inc.	2,000	546,920

Waddell & Reed Financial, Inc., Class A(a)	16,000	399,680
		48,718,001

Chemicals – 1.7%

AdvanSix, Inc.* (a)	9,200	267,536

Air Products and Chemicals, Inc.	5,800	1,673,184

Investments	Shares	Value

Chemicals – (continued)

Albemarle Corp.	3,400	$571,778

American Vanguard Corp.(a)	200	3,956

Amyris, Inc.* (a)	7,400	107,744

Ashland Global Holdings, Inc.	2,200	189,662

Avient Corp.(a)	3,000	152,310

Axalta Coating Systems Ltd.*	8,200	261,498

Balchem Corp.	2,200	279,818

Cabot Corp.	14,000	768,320

Celanese Corp.	4,000	626,600

CF Industries Holdings, Inc.	5,400	262,602

Chase Corp.(a)	400	47,376

Chemours Co. (The)	41,600	1,256,320

Corteva, Inc.	19,600	955,696

Dow, Inc.	21,600	1,350,000

DuPont de Nemours, Inc.	18,193	1,402,862

Eastman Chemical Co.	4,600	530,794

Ecolab, Inc.	6,600	1,479,192

Element Solutions, Inc.	55,600	1,216,528

Ferro Corp.*	6,800	113,288

FMC Corp.	3,600	425,664

FutureFuel Corp.(a)	1,800	22,860

Hawkins, Inc.	800	26,680

HB Fuller Co.	1,600	106,912

Huntsman Corp.	12,800	366,976

Ingevity Corp.*	1,600	124,928

Innospec, Inc.	800	77,928

International Flavors & Fragrances, Inc.	6,801	966,898

Koppers Holdings, Inc.*	7,200	239,328

Kraton Corp.*	3,800	135,888

Kronos Worldwide, Inc.	4,800	81,600

Linde plc	14,200	4,058,928

Livent Corp.* (a)	4,000	72,080

LyondellBasell Industries NV, Class A	9,400	975,156

Minerals Technologies, Inc.	9,000	703,260

Mosaic Co. (The)	9,000	316,620

NewMarket Corp.	200	69,318

Olin Corp.	36,600	1,574,898

PPG Industries, Inc.	6,000	1,027,440

PQ Group Holdings, Inc.(a)	10,600	148,400

Quaker Chemical Corp.	200	48,470

RPM International, Inc.	3,600	341,424

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Scotts Miracle-Gro Co. (The)	1,200	$277,392

Sensient Technologies Corp.	1,400	115,136

Sherwin-Williams Co. (The)	6,600	1,807,542

Stepan Co.	600	78,396

Tredegar Corp.(a)	800	11,696

Trinseo SA	3,400	210,494

Tronox Holdings plc, Class A(a)	9,600	203,520

Valvoline, Inc.(a)	7,000	219,800

W R Grace & Co.	2,400	164,952

Westlake Chemical Corp.(a)	400	37,556
		28,555,204

Commercial Services & Supplies – 0.7%

ABM Industries, Inc.	15,000	771,150

ACCO Brands Corp.	29,200	250,536

ADT, Inc.(a)	24,600	226,320

Brady Corp., Class A	1,600	87,312

BrightView Holdings, Inc.*	8,800	157,784

Brink’s Co. (The)(a)	1,600	127,872

Casella Waste Systems, Inc., Class A*	1,400	93,954

Cimpress plc* (a)	5,400	514,404

Cintas Corp.	2,400	828,336

Clean Harbors, Inc.*	1,800	160,128

Copart, Inc.*	5,600	697,256

CoreCivic, Inc., REIT*	14,200	110,334

Covanta Holding Corp.	3,800	57,152

Deluxe Corp.(a)	7,400	325,748

Ennis, Inc.	8,200	169,986

Harsco Corp.*	1,000	17,930

Healthcare Services Group, Inc.(a)	6,400	191,680

Herman Miller, Inc.	15,600	647,400

HNI Corp.(a)	4,000	169,360

IAA, Inc.*	2,800	175,868

Interface, Inc.	16,800	215,712

KAR Auction Services, Inc.* (a)	34,200	512,658

Kimball International, Inc., Class B	1,400	20,412

Knoll, Inc.	7,400	176,860

Investments	Shares	Value

Commercial Services & Supplies – (continued)

Matthews International Corp., Class A	5,200	$215,176

MSA Safety, Inc.(a)	2,200	353,672

Pitney Bowes, Inc.	21,400	159,858

Republic Services, Inc.	5,800	616,540

Rollins, Inc.(a)	5,400	201,312

SP Plus Corp.*	7,600	260,908

Steelcase, Inc., Class A	15,800	218,040

Stericycle, Inc.*	5,600	427,168

Tetra Tech, Inc.	2,200	280,786

UniFirst Corp.(a)	600	134,514

US Ecology, Inc.* (a)	1,000	42,460

Viad Corp.*	2,600	108,316

Waste Management, Inc.	10,600	1,462,482
		11,187,384

Communications Equipment – 0.8%

Arista Networks, Inc.*	1,400	441,238

Calix, Inc.*	4,400	186,076

Casa Systems, Inc.*	1,400	10,983

Ciena Corp.*	7,400	373,478

Cisco Systems, Inc.	141,600	7,208,856

CommScope Holding Co., Inc.* (a)	41,800	687,610

Comtech Telecommunications Corp.	9,600	230,208

EchoStar Corp., Class A*	7,400	180,930

Extreme Networks, Inc.*	16,800	191,184

F5 Networks, Inc.*	1,600	298,816

Harmonic, Inc.*	3,200	25,024

Infinera Corp.* (a)	23,000	212,060

Juniper Networks, Inc.	13,800	350,382

Lumentum Holdings, Inc.* (a)	2,600	221,130

Motorola Solutions, Inc.	5,000	941,500

NETGEAR, Inc.*	8,600	320,006

NetScout Systems, Inc.*	20,000	523,900

Plantronics, Inc.*	10,000	399,900

Ribbon Communications, Inc.*	31,800	214,650

Ubiquiti, Inc.	400	114,132

Viasat, Inc.* (a)	4,800	248,592

Viavi Solutions, Inc.*	7,600	124,336
		13,504,991

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	77

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – 0.5%

AECOM*	6,400	$425,152

Aegion Corp.*	7,000	210,700

Ameresco, Inc., Class A* (a)	1,400	73,906

API Group Corp.* (c)	33,400	710,084

Arcosa, Inc.	1,600	96,464

Argan, Inc.	400	20,060

Comfort Systems USA, Inc.	7,400	609,464

Construction Partners, Inc., Class A*	1,200	38,076

Dycom Industries, Inc.*	1,600	150,096

EMCOR Group, Inc.	12,400	1,485,520

Fluor Corp.*	25,600	588,288

Granite Construction, Inc.	4,000	152,400

Great Lakes Dredge & Dock Corp.*	13,200	207,240

MasTec, Inc.* (a)	14,200	1,481,912

MYR Group, Inc.* (a)	3,200	249,280

Primoris Services Corp.	12,600	411,516

Quanta Services, Inc.	5,600	541,184

Sterling Construction Co., Inc.*	3,200	66,720

Tutor Perini Corp.*	12,200	196,420

Valmont Industries, Inc.	800	197,480

WillScot Mobile Mini Holdings Corp.* (a)	13,600	398,072
		8,310,034

Construction Materials – 0.1%

Eagle Materials, Inc.* (a)	2,000	276,280

Forterra, Inc.*	4,800	112,608

Martin Marietta Materials, Inc.	1,800	635,616

Summit Materials, Inc., Class A*	3,800	109,402

US Concrete, Inc.*	2,600	164,866

Vulcan Materials Co.	3,600	641,664
		1,940,436

Consumer Finance – 0.9%

Ally Financial, Inc.	14,600	751,170

American Express Co.	22,600	3,465,710

Capital One Financial Corp.	16,200	2,415,096

Credit Acceptance Corp.* (a)	600	236,874

Curo Group Holdings Corp.	4,200	60,144

Investments	Shares	Value

Consumer Finance – (continued)

Discover Financial Services	9,200	$1,048,800

Encore Capital Group, Inc.* (a)	8,400	330,456

Enova International, Inc.*	8,200	280,768

FirstCash, Inc.	1,400	100,842

Green Dot Corp., Class A*	2,800	128,128

LendingClub Corp.* (a)	12,800	196,992

LendingTree, Inc.* (a)	600	123,894

Navient Corp.(a)	36,600	615,978

Nelnet, Inc., Class A	2,000	148,460

OneMain Holdings, Inc.	19,400	1,103,278

Oportun Financial Corp.*	1,000	21,710

PRA Group, Inc.* (a)	12,200	459,696

PROG Holdings, Inc.(a)	17,200	876,168

Santander Consumer USA Holdings, Inc.	6,800	230,792

SLM Corp.	93,200	1,832,312

Synchrony Financial	16,400	717,336

World Acceptance Corp.* (a)	400	52,296
		15,196,900

Containers & Packaging – 0.8%

Amcor plc(a)	55,800	655,650

AptarGroup, Inc.	1,600	241,296

Avery Dennison Corp.	2,000	428,340

Ball Corp.	9,000	842,760

Berry Global Group, Inc.* (a)	30,400	1,934,048

Crown Holdings, Inc.	5,200	570,960

Graphic Packaging Holding Co.	60,000	1,113,000

Greif, Inc., Class A	6,400	387,264

International Paper Co.	13,800	800,400

Myers Industries, Inc.	400	9,024

O-I Glass, Inc.*	35,400	583,746

Packaging Corp. of America	3,600	531,540

Ranpak Holdings Corp.*	14,000	269,220

Sealed Air Corp.	38,200	1,887,080

Silgan Holdings, Inc.	16,800	708,456

Sonoco Products Co.	22,800	1,492,488

Westrock Co.	10,200	568,650
		13,023,922

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Distributors – 0.1%

Core-Mark Holding Co., Inc.	1,600	$68,096

Genuine Parts Co.	4,400	549,868

LKQ Corp.*	11,200	523,152

Pool Corp.	1,000	422,520
		1,563,636

Diversified Consumer Services – 0.3%

Adtalem Global Education, Inc.*	12,000	411,720

American Public Education, Inc.*	400	12,184

Bright Horizons Family Solutions, Inc.*	1,600	231,728

Chegg, Inc.* (a)	3,800	343,254

frontdoor, Inc.*	3,000	160,590

Graham Holdings Co., Class B	1,000	635,610

Grand Canyon Education, Inc.*	2,000	216,580

H&R Block, Inc.	37,400	832,524

Houghton Mifflin Harcourt Co.* (a)	39,800	361,384

Laureate Education, Inc., Class A*	27,400	376,750

OneSpaWorld Holdings Ltd.* (a)	10,200	108,681

Perdoceo Education Corp.* (a)	6,400	74,624

Service Corp. International(a)	5,000	267,200

Strategic Education, Inc.(a)	4,400	330,264

Stride, Inc.* (a)	1,400	40,082

Terminix Global Holdings, Inc.*	5,400	274,806

WW International, Inc.* (a)	10,600	294,044
		4,972,025

Diversified Financial Services – 1.3%

Berkshire Hathaway, Inc., Class B*	64,800	17,816,760

Cannae Holdings, Inc.*	21,600	857,520

Equitable Holdings, Inc.(a)	16,200	554,526

Jefferies Financial Group, Inc.	51,200	1,664,512

Voya Financial, Inc.	5,400	366,228
		21,259,546

Investments	Shares	Value

Diversified Telecommunication Services – 1.1%

Anterix, Inc.*	400	$18,928

AT&T, Inc.	237,200	7,450,452

ATN International, Inc.	400	18,232

Bandwidth, Inc., Class A*	400	52,880

Cincinnati Bell, Inc.*	11,400	175,902

Cogent Communications Holdings, Inc.	4,000	302,040

Consolidated Communications Holdings, Inc.* (a)	21,000	151,200

Iridium Communications, Inc.*	7,800	296,322

Liberty Latin America Ltd., Class A*	9,600	133,296

Liberty Latin America Ltd., Class C*	30,000	418,500

Lumen Technologies, Inc.(a)	26,600	341,278

ORBCOMM, Inc.*	29,000	332,340

Verizon Communications, Inc.	138,400	7,998,136

Vonage Holdings Corp.*	7,800	105,690
		17,795,196

Electric Utilities – 1.2%

ALLETE, Inc.	1,600	112,576

Alliant Energy Corp.	8,200	460,594

American Electric Power Co., Inc.	17,600	1,561,296

Avangrid, Inc.(a)	1,000	50,900

Duke Energy Corp.	25,600	2,577,664

Edison International	10,800	642,060

Entergy Corp.	6,200	677,598

Evergy, Inc.	6,200	396,614

Eversource Energy	8,400	724,248

Exelon Corp.	33,400	1,500,996

FirstEnergy Corp.	19,400	735,648

Hawaiian Electric Industries, Inc.(a)	7,400	318,644

IDACORP, Inc.	3,200	327,936

MGE Energy, Inc.(a)	1,200	89,772

NextEra Energy, Inc.	54,600	4,232,046

NRG Energy, Inc.	10,200	365,364

OGE Energy Corp.(a)	3,000	100,680

Otter Tail Corp.(a)	800	37,784

PG&E Corp.*	55,600	629,392

Pinnacle West Capital Corp.	3,600	304,740

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	79

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

PNM Resources, Inc.	5,400	$266,544

Portland General Electric Co.	6,200	315,332

PPL Corp.	23,600	687,468

Southern Co. (The)	36,800	2,435,056

Xcel Energy, Inc.	14,400	1,026,720
		20,577,672

Electrical Equipment – 0.8%

Acuity Brands, Inc.(a)	9,200	1,706,784

AMETEK, Inc.	5,800	782,594

Array Technologies, Inc.*	400	11,264

Atkore, Inc.*	12,200	955,016

AZZ, Inc.	200	10,528

Bloom Energy Corp., Class A* (a)	4,800	124,656

Eaton Corp. plc	14,000	2,001,020

Emerson Electric Co.	21,000	1,900,290

Encore Wire Corp.	800	59,744

EnerSys	1,400	128,212

FuelCell Energy, Inc.* (a)	23,400	227,214

Generac Holdings, Inc.*	1,800	583,110

GrafTech International Ltd.	37,800	480,816

Hubbell, Inc.(a)	1,400	268,814

nVent Electric plc	43,200	1,315,440

Plug Power, Inc.*	22,800	650,028

Regal Beloit Corp.	2,600	375,518

Rockwell Automation, Inc.	3,200	845,632

Sensata Technologies Holding plc*	4,800	277,152

Sunrun, Inc.* (a)	3,400	166,600

Thermon Group Holdings, Inc.*	1,000	19,100

TPI Composites, Inc.*	600	31,890

Vicor Corp.* (a)	800	73,784
		12,995,206

Electronic Equipment, Instruments & Components – 1.2%

Amphenol Corp., Class A	17,200	1,158,248

Arlo Technologies, Inc.*	27,000	165,510

Arrow Electronics, Inc.*	18,600	2,121,702

Avnet, Inc.	20,400	895,968

Badger Meter, Inc.	1,000	93,390

Belden, Inc.	13,400	579,952

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

Benchmark Electronics, Inc.	1,200	$36,024

CDW Corp.	3,600	641,988

Cognex Corp.	4,600	396,152

Coherent, Inc.*	800	207,992

Corning, Inc.	27,800	1,229,038

CTS Corp.(a)	1,200	39,024

Dolby Laboratories, Inc., Class A	3,200	324,704

ePlus, Inc.*	4,000	401,440

Fabrinet*	1,200	102,744

FARO Technologies, Inc.*	600	45,507

Flex Ltd.* (a)	21,000	365,400

FLIR Systems, Inc.	8,000	479,760

II-VI, Inc.* (a)	3,600	241,704

Insight Enterprises, Inc.* (a)	9,200	923,404

IPG Photonics Corp.*	1,000	217,110

Itron, Inc.*	2,800	251,832

Jabil, Inc.	33,600	1,761,312

Keysight Technologies, Inc.*	5,000	721,750

Knowles Corp.*	3,000	62,700

Littelfuse, Inc.	1,000	265,240

Methode Electronics, Inc.(a)	10,600	476,258

National Instruments Corp.	8,200	339,562

nLight, Inc.*	400	11,736

Novanta, Inc.*	2,200	289,762

OSI Systems, Inc.* (a)	600	57,942

PC Connection, Inc.(a)	400	18,140

Plexus Corp.*	1,000	92,440

Rogers Corp.*	600	117,504

Sanmina Corp.*	17,600	718,784

ScanSource, Inc.*	3,600	108,828

SYNNEX Corp.	1,600	193,920

TE Connectivity Ltd.	9,200	1,237,124

Trimble, Inc.*	7,000	574,000

TTM Technologies, Inc.* (a)	24,800	372,000

Vishay Intertechnology, Inc.	7,200	176,904

Vontier Corp.*	5,600	175,504

Zebra Technologies Corp., Class A*	1,400	682,836
		19,372,839

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares		Value

COMMON STOCKS – (continued)

Energy Equipment & Services – 0.4%

Archrock, Inc.	14,400		$134,496

Baker Hughes Co.	24,400		489,952

Cactus, Inc., Class A(a)	2,000		59,620

ChampionX Corp.*	48,800		1,025,288

Core Laboratories NV	2,600		73,268

Frank’s International NV*	50,400		163,800

Halliburton Co.	24,800		485,088

Helix Energy Solutions Group, Inc.*	18,400		78,936

Helmerich & Payne, Inc.(a)	28,200		722,766

Liberty Oilfield Services, Inc., Class A* (a)	16,200		189,540

Nabors Industries Ltd.*	—	(d)	21

NexTier Oilfield Solutions, Inc.*	18,600		66,774

NOV, Inc.*	84,400		1,261,780

Oceaneering International, Inc.*	18,800		202,100

Patterson-UTI Energy, Inc.(a)	31,800		214,968

ProPetro Holding Corp.*	14,000		134,820

RPC, Inc.* (a)	15,200		73,872

Schlumberger NV	43,000		1,163,150

Transocean Ltd.* (a)	130,400		419,888
			6,960,127

Entertainment – 1.4%

Activision Blizzard, Inc.	20,800		1,896,752

Cinemark Holdings, Inc.* (a)	27,200		576,640

Electronic Arts, Inc.	7,800		1,108,224

IMAX Corp.*	2,400		49,488

Liberty Media Corp-Liberty Formula One, Class A*	2,200		91,124

Liberty Media Corp-Liberty Formula One, Class C*	6,000		281,640

Lions Gate Entertainment Corp., Class A*	18,400		266,248

Lions Gate Entertainment Corp., Class B*	35,800		451,080

Live Nation Entertainment, Inc.* (a)	3,800		311,144

Madison Square Garden Entertainment Corp.*	200		18,122

Madison Square Garden Sports Corp., Class A*	1,200		221,808

Investments	Shares	Value

Entertainment – (continued)

Netflix, Inc.*	12,000	$6,161,640

Roku, Inc.*	2,800	960,316

Take-Two Interactive Software, Inc.*	3,800	666,444

Walt Disney Co. (The)*	49,600	9,226,592

Warner Music Group Corp., Class A	800	30,368

World Wrestling Entertainment, Inc., Class A(a)	1,600	88,176

Zynga, Inc., Class A* (a)	26,200	283,484
		22,689,290

Equity Real Estate Investment Trusts (REITs) – 3.2%

Acadia Realty Trust	4,400	91,916

Agree Realty Corp.	3,800	267,368

Alexander & Baldwin, Inc.	6,200	113,646

Alexander’s, Inc.	200	55,448

Alexandria Real Estate Equities, Inc.	3,400	615,740

American Assets Trust, Inc.	600	21,030

American Campus Communities, Inc.	5,400	244,134

American Finance Trust, Inc.	29,400	294,294

American Homes 4 Rent, Class A	7,000	259,280

American Tower Corp.	11,600	2,955,332

Americold Realty Trust(a)	5,200	210,028

Apartment Investment & Management Co., Class A	2,657	18,440

Apple Hospitality REIT, Inc.(a)	6,000	95,160

Armada Hoffler Properties, Inc.	2,000	27,260

AvalonBay Communities, Inc.	4,000	768,000

Boston Properties, Inc.	4,400	481,140

Brandywine Realty Trust	46,200	625,086

Brixmor Property Group, Inc.	11,600	259,144

Brookfield Property REIT, Inc., Class A(a)	13,600	244,596

Camden Property Trust	2,600	313,248

CareTrust REIT, Inc.	3,200	77,376

CatchMark Timber Trust, Inc., Class A(a)	2,200	25,586

Chatham Lodging Trust*	7,800	108,186

City Office REIT, Inc.(a)	6,600	72,138

Colony Capital, Inc.* (a)	106,000	742,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	81

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Columbia Property Trust, Inc.	6,200	$111,662

Community Healthcare Trust, Inc.	800	40,736

CoreSite Realty Corp.	2,600	315,874

Corporate Office Properties Trust	10,200	286,008

Cousins Properties, Inc.	6,200	227,354

Crown Castle International Corp.	12,000	2,268,720

CubeSmart(a)	11,600	491,144

CyrusOne, Inc.	3,000	218,490

DiamondRock Hospitality Co.*	18,600	193,812

Digital Realty Trust, Inc.	8,600	1,327,066

Diversified Healthcare Trust	47,800	211,037

Douglas Emmett, Inc.(a)	6,200	207,948

Duke Realty Corp.	10,000	465,200

Easterly Government Properties, Inc.(a)	7,200	154,296

EastGroup Properties, Inc.	2,400	380,784

Empire State Realty Trust, Inc., Class A(a)	40,400	460,156

EPR Properties*	15,600	744,276

Equinix, Inc.	2,400	1,729,824

Equity Commonwealth	24,400	702,720

Equity LifeStyle Properties, Inc.	5,000	347,000

Equity Residential	8,200	608,686

Essential Properties Realty Trust, Inc.(a)	3,000	78,570

Essex Property Trust, Inc.	1,600	464,832

Extra Space Storage, Inc.	3,600	535,284

Federal Realty Investment Trust(a)	3,400	383,656

First Industrial Realty Trust, Inc.	8,200	408,114

Four Corners Property Trust, Inc.(a)	2,400	69,288

Franklin Street Properties Corp.(a)	29,800	157,344

Gaming and Leisure Properties, Inc.	7,963	370,200

GEO Group, Inc. (The)(a)	13,200	72,732

Getty Realty Corp.	800	25,264

Global Net Lease, Inc.	8,400	161,280

Investments	Shares		Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Healthcare Realty Trust, Inc.	8,800		$283,008

Healthcare Trust of America, Inc., Class A	12,400		364,188

Healthpeak Properties, Inc.	13,600		467,024

Highwoods Properties, Inc.(a)	24,600		1,101,834

Host Hotels & Resorts, Inc.*	19,000		345,040

Hudson Pacific Properties, Inc.	6,800		191,148

Independence Realty Trust, Inc.	3,200		53,888

Industrial Logistics Properties Trust(a)	18,400		456,320

Innovative Industrial Properties, Inc.(a)	1,000		183,130

Invitation Homes, Inc.	14,800		518,888

Iron Mountain, Inc.(a)	7,800		312,936

iStar, Inc.(a)	6,400		118,464

JBG SMITH Properties	7,800		254,358

Kilroy Realty Corp.	5,800		397,532

Kimco Realty Corp.	17,400		365,400

Kite Realty Group Trust(a)	3,600		74,916

Lamar Advertising Co., Class A	4,000		396,160

Lexington Realty Trust(a)	8,000		97,920

Life Storage, Inc.	4,497		431,982

LTC Properties, Inc.(a)	1,400		59,542

Macerich Co. (The)(a)	25,800		355,782

Medical Properties Trust, Inc.	25,400		560,070

Mid-America Apartment Communities, Inc.	3,200		503,456

Monmouth Real Estate Investment Corp.	3,600		66,528

National Health Investors, Inc.	11,600		851,556

National Retail Properties, Inc.	7,200		334,224

National Storage Affiliates Trust	2,000		90,880

NexPoint Residential Trust, Inc.	—	(d)	14

Office Properties Income Trust	1,800		49,950

Omega Healthcare Investors, Inc.	6,000		228,000

Outfront Media, Inc.*	36,400		887,068

Paramount Group, Inc.	47,200		500,792

Park Hotels & Resorts, Inc.* (a)	59,800		1,334,138

Pebblebrook Hotel Trust(a)	10,200		243,576

Physicians Realty Trust	14,400		269,712

Piedmont Office Realty Trust, Inc., Class A	31,600		588,392

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Plymouth Industrial REIT, Inc.(a)	10,600	$197,584

PotlatchDeltic Corp.	2,200	130,592

Preferred Apartment Communities, Inc., Class A	19,200	195,840

Prologis, Inc.	21,400	2,493,742

PS Business Parks, Inc.	600	97,422

Public Storage	4,400	1,237,104

QTS Realty Trust, Inc., Class A(a)	4,400	292,556

Rayonier, Inc.(a)	9,200	333,776

Realty Income Corp.	9,000	622,350

Regency Centers Corp.	3,000	190,980

Retail Opportunity Investments Corp.(a)	4,800	84,480

Retail Properties of America, Inc., Class A(a)	6,200	72,726

Rexford Industrial Realty, Inc.(a)	8,000	444,400

RLJ Lodging Trust	14,200	229,188

RPT Realty	10,000	127,100

Ryman Hospitality Properties, Inc.*	3,800	298,870

Sabra Health Care REIT, Inc.	7,400	134,458

Safehold, Inc.(a)	400	28,284

Saul Centers, Inc.	800	34,544

SBA Communications Corp.	3,000	899,160

Service Properties Trust	13,600	167,484

Simon Property Group, Inc.	10,200	1,241,748

SITE Centers Corp.	5,600	82,600

SL Green Realty Corp.(a)	2,587	191,464

Spirit Realty Capital, Inc.(a)	4,200	199,668

STAG Industrial, Inc.(a)	9,800	357,798

STORE Capital Corp.(a)	10,400	372,216

Summit Hotel Properties, Inc.* (a)	11,200	113,904

Sun Communities, Inc.	3,800	633,954

Sunstone Hotel Investors, Inc.*	10,000	131,600

Tanger Factory Outlet Centers, Inc.(a)	24,800	432,760

Terreno Realty Corp.(a)	4,600	296,792

UDR, Inc.	10,800	501,660

Uniti Group, Inc.	6,400	72,960

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Universal Health Realty Income Trust	400	$26,780

Urban Edge Properties	5,200	98,020

Urstadt Biddle Properties, Inc., Class A(a)	6,200	112,654

Ventas, Inc.	9,000	499,140

VEREIT, Inc.	5,638	269,722

VICI Properties, Inc.(a)	17,400	551,580

Vornado Realty Trust	2,000	91,500

Washington REIT	7,200	167,184

Weingarten Realty Investors	4,600	148,764

Welltower, Inc.	10,800	810,324

Weyerhaeuser Co.	19,200	744,384

WP Carey, Inc.(a)	4,800	359,472

Xenia Hotels & Resorts, Inc.*	31,600	613,988
		53,978,025

Food & Staples Retailing – 1.1%

Andersons, Inc. (The)	3,000	86,160

BJ’s Wholesale Club Holdings, Inc.* (a)	34,400	1,536,648

Casey’s General Stores, Inc.	1,000	222,190

Chefs’ Warehouse, Inc. (The)* (a)	9,800	315,854

Costco Wholesale Corp.	11,800	4,390,662

Grocery Outlet Holding Corp.* (a)	1,600	64,624

HF Foods Group, Inc.* (a)	11,600	72,268

Ingles Markets, Inc., Class A(a)	2,400	147,096

Kroger Co. (The)	28,400	1,037,736

Performance Food Group Co.*	6,200	363,940

PriceSmart, Inc.(a)	600	50,424

Rite Aid Corp.* (a)	15,800	276,816

SpartanNash Co.(a)	11,000	213,070

Sprouts Farmers Market, Inc.* (a)	31,400	804,154

Sysco Corp.	14,800	1,254,004

United Natural Foods, Inc.* (a)	16,200	597,132

US Foods Holding Corp.*	13,200	547,272

Walgreens Boots Alliance, Inc.	22,000	1,168,200

Walmart, Inc.	37,000	5,176,670

Weis Markets, Inc.(a)	5,200	269,620
		18,594,540

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	83

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares		Value

COMMON STOCKS – (continued)

Food Products – 1.0%

Archer-Daniels-Midland Co.	20,200		$1,275,226

B&G Foods, Inc.(a)	17,600		513,568

Beyond Meat, Inc.* (a)	1,200		158,016

Bunge Ltd.(a)	4,200		354,564

Calavo Growers, Inc.	600		46,878

Cal-Maine Foods, Inc.(a)	1,000		37,360

Campbell Soup Co.	8,200		391,550

Conagra Brands, Inc.	18,400		682,456

Darling Ingredients, Inc.*	5,400		375,030

Flowers Foods, Inc.(a)	13,000		311,480

Freshpet, Inc.*	2,600		480,532

General Mills, Inc.	21,800		1,326,748

Hain Celestial Group, Inc. (The)* (a)	2,600		106,626

Hershey Co. (The)	4,000		657,200

Hormel Foods Corp.(a)	7,600		351,120

Hostess Brands, Inc.* (a)	4,200		64,218

Ingredion, Inc.	15,000		1,401,150

J & J Snack Foods Corp.(a)	1,400		230,454

J M Smucker Co. (The)(a)	4,000		523,960

John B Sanfilippo & Son, Inc.	400		35,160

Kellogg Co.	7,000		436,940

Kraft Heinz Co. (The)	18,600		767,994

Lamb Weston Holdings, Inc.	4,400		354,200

Lancaster Colony Corp.	1,600		295,536

McCormick & Co., Inc. (Non-Voting)	6,800		614,448

Mondelez International, Inc., Class A	45,600		2,772,936

Pilgrim’s Pride Corp.*	8,000		191,680

Post Holdings, Inc.*	3,600		409,608

Sanderson Farms, Inc.	600		98,718

Seneca Foods Corp., Class A*	600		27,636

Simply Good Foods Co. (The)* (a)	2,800		96,740

Tootsie Roll Industries, Inc.	—	(d)	1

TreeHouse Foods, Inc.* (a)	15,000		714,000

Tyson Foods, Inc., Class A	8,400		650,580

Whole Earth Brands, Inc.* (a)	13,800		186,300
			16,940,613

Investments	Shares	Value

Gas Utilities – 0.3%

Atmos Energy Corp.	4,000	$414,360

Chesapeake Utilities Corp.	600	71,112

National Fuel Gas Co.	20,000	993,200

New Jersey Resources Corp.(a)	3,200	134,240

Northwest Natural Holding Co.(a)	2,800	150,976

ONE Gas, Inc.	1,600	128,752

South Jersey Industries, Inc.(a)	26,800	663,300

Southwest Gas Holdings, Inc.	14,400	1,003,968

Spire, Inc.(a)	13,200	994,488

UGI Corp.	8,200	358,422
		4,912,818

Health Care Equipment & Supplies – 2.6%

Abbott Laboratories	49,200	5,907,936

ABIOMED, Inc.*	1,200	384,876

Accelerate Diagnostics, Inc.* (a)	15,000	109,650

Align Technology, Inc.*	2,000	1,191,060

AngioDynamics, Inc.*	800	19,440

Antares Pharma, Inc.* (a)	1,000	3,790

AtriCure, Inc.*	1,400	107,898

Avanos Medical, Inc.*	1,600	69,136

Baxter International, Inc.	13,800	1,182,522

Becton Dickinson and Co.	8,200	2,040,242

Boston Scientific Corp.*	41,200	1,796,320

Cantel Medical Corp.*	2,600	228,566

Cardiovascular Systems, Inc.* (a)	1,000	40,320

Cerus Corp.* (a)	18,600	113,460

Co-Diagnostics, Inc.* (a)	10,600	93,916

CONMED Corp.	1,000	140,950

Cooper Cos., Inc. (The)	1,400	575,246

CryoLife, Inc.* (a)	1,400	40,852

CryoPort, Inc.* (a)	1,200	67,884

Danaher Corp.	16,800	4,266,192

Dentsply Sirona, Inc.	6,200	418,562

DexCom, Inc.*	2,800	1,081,080

Edwards Lifesciences Corp.*	16,800	1,604,736

Envista Holdings Corp.* (a)	7,400	320,272

ESC Co.* ‡ (e)	4,032	—

Glaukos Corp.* (a)	2,800	263,648

Globus Medical, Inc., Class A*	4,800	344,496

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Haemonetics Corp.*	3,000	$201,780

Heska Corp.* (a)	200	36,530

Hill-Rom Holdings, Inc.	1,800	198,396

Hologic, Inc.*	7,000	458,850

ICU Medical, Inc.*	600	124,962

IDEXX Laboratories, Inc.*	2,200	1,207,778

Insulet Corp.* (a)	1,800	531,396

Integer Holdings Corp.*	1,000	93,880

Integra LifeSciences Holdings Corp.*	4,600	340,768

Intersect ENT, Inc.*	1,200	26,172

Intuitive Surgical, Inc.*	3,200	2,768,000

iRhythm Technologies, Inc.*	1,000	77,860

Lantheus Holdings, Inc.* (a)	9,600	227,520

LeMaitre Vascular, Inc.(a)	400	20,988

LivaNova plc*	3,400	288,558

Masimo Corp.*	1,400	325,738

Medtronic plc	37,400	4,896,408

Merit Medical Systems, Inc.*	1,800	114,480

Natus Medical, Inc.*	1,400	35,770

Neogen Corp.*	3,400	326,434

Nevro Corp.* (a)	1,000	172,810

Novocure Ltd.*	2,200	449,020

NuVasive, Inc.*	1,800	128,610

OraSure Technologies, Inc.* (a)	600	5,490

Orthofix Medical, Inc.*	800	35,480

Outset Medical, Inc.*	600	35,952

Penumbra, Inc.* (a)	1,000	305,990

Quidel Corp.* (a)	1,200	125,748

Quotient Ltd.* (a)	11,000	43,120

ResMed, Inc.	4,000	751,880

Shockwave Medical, Inc.* (a)	2,200	359,612

STAAR Surgical Co.*	2,400	328,824

STERIS plc	2,400	506,448

Stryker Corp.	9,200	2,416,196

Surmodics, Inc.*	400	21,396

Tactile Systems Technology, Inc.* (a)	400	22,920

Tandem Diabetes Care, Inc.*	2,000	183,800

Teleflex, Inc.	1,200	506,976

Varex Imaging Corp.* (a)	5,400	128,196

Investments	Shares	Value

Health Care Equipment & Supplies – (continued)

West Pharmaceutical Services, Inc.	2,000	$657,040

Zimmer Biomet Holdings, Inc.	5,600	992,096

Zynex, Inc.* (a)	6,400	94,528
		42,987,450

Health Care Providers & Services – 2.6%

1Life Healthcare, Inc.*	5,600	243,656

Acadia Healthcare Co., Inc.*	22,400	1,364,608

AdaptHealth Corp.* (a)	3,800	110,428

Addus HomeCare Corp.*	400	42,320

Amedisys, Inc.*	1,000	269,850

AmerisourceBergen Corp.	5,600	676,480

AMN Healthcare Services, Inc.*	3,800	301,340

Anthem, Inc.	8,600	3,262,754

Brookdale Senior Living, Inc.*	60,200	393,708

Cardinal Health, Inc.	11,000	663,740

Castle Biosciences, Inc.* (a)	1,000	69,030

Centene Corp.*	20,600	1,271,844

Chemed Corp.	400	190,644

Cigna Corp.	12,400	3,087,724

Community Health Systems, Inc.* (a)	30,000	334,500

CorVel Corp.*	200	23,402

Covetrus, Inc.*	8,791	251,862

CVS Health Corp.	43,400	3,315,760

DaVita, Inc.*	3,000	349,590

Encompass Health Corp.	2,800	237,608

Ensign Group, Inc. (The)	2,600	223,210

Fulgent Genetics, Inc.* (a)	1,600	123,232

Guardant Health, Inc.*	1,800	286,164

HCA Healthcare, Inc.	9,200	1,849,752

HealthEquity, Inc.* (a)	4,800	364,656

Henry Schein, Inc.*	4,800	348,000

Humana, Inc.	4,600	2,048,104

Laboratory Corp. of America Holdings*	3,600	957,132

LHC Group, Inc.* (a)	1,000	208,270

Magellan Health, Inc.*	1,400	131,880

McKesson Corp.	5,800	1,087,848

MEDNAX, Inc.*	15,800	415,856

ModivCare, Inc.*	400	56,032

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	85

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Providers & Services – (continued)

Molina Healthcare, Inc.* (a)	2,200	$561,220

National Research Corp.	400	20,520

Option Care Health, Inc.* (a)	19,200	366,336

Owens & Minor, Inc.	6,200	223,758

Patterson Cos., Inc.(a)	22,600	726,364

Premier, Inc., Class A(a)	3,400	120,190

Progyny, Inc.* (a)	3,600	204,876

Quest Diagnostics, Inc.(a)	4,600	606,648

R1 RCM, Inc.*	3,800	103,664

RadNet, Inc.* (a)	1,400	31,276

Select Medical Holdings Corp.*	23,000	867,560

Surgery Partners, Inc.*	6,200	298,840

Tenet Healthcare Corp.*	26,600	1,576,316

Tivity Health, Inc.* (a)	11,600	280,488

Triple-S Management Corp., Class B*	6,000	142,260

UnitedHealth Group, Inc.	32,200	12,841,360

Universal Health Services, Inc., Class B	2,600	385,866

US Physical Therapy, Inc.	400	44,980
		43,963,506

Health Care Technology – 0.4%

Allscripts Healthcare Solutions, Inc.* (a)	41,000	637,960

American Well Corp., Class A* (a)	8,000	123,120

Cerner Corp.	8,600	645,430

Change Healthcare, Inc.*	56,800	1,303,560

Computer Programs and Systems, Inc.(a)	4,000	120,080

Evolent Health, Inc., Class A* (a)	21,800	472,188

HealthStream, Inc.*	400	9,664

Inovalon Holdings, Inc., Class A*	7,200	217,512

Inspire Medical Systems, Inc.*	1,600	378,912

Omnicell, Inc.*	2,600	377,052

Phreesia, Inc.*	2,800	144,900

Schrodinger, Inc.* (a)	2,600	198,224

Teladoc Health, Inc.* (a)	4,000	689,400

Investments	Shares	Value

Health Care Technology – (continued)

Veeva Systems, Inc., Class A*	3,400	$960,330

Vocera Communications, Inc.* (a)	1,000	36,170
		6,314,502

Hotels, Restaurants & Leisure – 2.1%

Aramark	7,000	272,090

BJ’s Restaurants, Inc.*	3,000	182,970

Bloomin’ Brands, Inc.* (a)	7,800	246,480

Booking Holdings, Inc.*	1,116	2,752,145

Boyd Gaming Corp.*	5,600	370,440

Brinker International, Inc.* (a)	12,000	805,560

Caesars Entertainment, Inc.*	7,800	763,152

Carnival Corp.*	26,200	732,552

Cheesecake Factory, Inc. (The)*	4,000	250,360

Chipotle Mexican Grill, Inc.*	800	1,193,624

Choice Hotels International, Inc.*	1,000	113,800

Churchill Downs, Inc.	1,600	338,400

Cracker Barrel Old Country Store, Inc.	1,600	267,952

Darden Restaurants, Inc.	3,200	469,504

Dave & Buster’s Entertainment, Inc.*	5,000	228,300

Denny’s Corp.* (a)	2,000	37,880

Dine Brands Global, Inc.* (a)	1,800	173,970

Domino’s Pizza, Inc.	1,400	591,276

DraftKings, Inc., Class A* (a)	7,400	419,284

Everi Holdings, Inc.*	9,400	166,192

Expedia Group, Inc.*	4,200	740,166

Extended Stay America, Inc.(a)	9,600	190,944

Hilton Grand Vacations, Inc.*	6,600	294,096

Hilton Worldwide Holdings, Inc.* (a)	7,800	1,003,860

Hyatt Hotels Corp., Class A* (a)	1,200	98,796

Jack in the Box, Inc.	600	72,390

Las Vegas Sands Corp.*	10,800	661,608

Marriott International, Inc., Class A*	6,800	1,009,936

Marriott Vacations Worldwide Corp.*	10,200	1,811,826

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

McDonald’s Corp.	20,200	$4,768,816

MGM Resorts International	13,400	545,648

Norwegian Cruise Line Holdings Ltd.* (a)	85,800	2,664,090

Papa John’s International, Inc.(a)	800	77,376

Penn National Gaming, Inc.*	5,600	499,072

Planet Fitness, Inc., Class A*	3,000	251,970

Red Rock Resorts, Inc., Class A*	2,400	87,912

Royal Caribbean Cruises Ltd.* (a)	6,400	556,480

Ruth’s Hospitality Group, Inc.* (a)	5,800	151,438

Scientific Games Corp.* (a)	15,000	877,800

SeaWorld Entertainment, Inc.*	4,000	219,040

Shake Shack, Inc., Class A* (a)	2,600	282,750

Six Flags Entertainment Corp.*	5,800	272,484

Starbucks Corp.	33,400	3,823,966

Texas Roadhouse, Inc.*	2,800	299,656

Travel + Leisure Co.	21,800	1,406,754

Vail Resorts, Inc.*	1,200	390,192

Wendy’s Co. (The)	6,000	135,420

Wingstop, Inc.	2,400	380,184

Wyndham Hotels & Resorts, Inc.	3,600	263,196

Wynn Resorts Ltd.*	2,400	308,160

Yum! Brands, Inc.	9,400	1,123,488
		35,645,445

Household Durables – 1.1%

Beazer Homes USA, Inc.*	2,400	53,544

Cavco Industries, Inc.*	200	41,886

Century Communities, Inc.* (a)	8,200	606,308

DR Horton, Inc.	12,200	1,199,138

Ethan Allen Interiors, Inc.	4,800	137,808

Garmin Ltd.	4,000	548,960

GoPro, Inc., Class A* (a)	3,200	35,936

Green Brick Partners, Inc.*	8,400	216,804

Helen of Troy Ltd.* (a)	1,000	211,210

Hooker Furniture Corp.(a)	800	30,008

Installed Building Products, Inc.	800	107,720

Investments	Shares	Value

Household Durables – (continued)

iRobot Corp.* (a)	1,800	$195,840

KB Home	22,800	1,099,644

La-Z-Boy, Inc.	1,600	71,136

Leggett & Platt, Inc.(a)	5,000	248,350

Lennar Corp., Class A	10,200	1,056,720

Lennar Corp., Class B	600	48,342

LGI Homes, Inc.* (a)	5,800	961,524

M/I Homes, Inc.*	8,200	571,704

MDC Holdings, Inc.	14,685	861,422

Meritage Homes Corp.*	9,600	1,021,344

Mohawk Industries, Inc.*	1,800	369,900

Newell Brands, Inc.	13,600	366,656

NVR, Inc.*	88	441,593

PulteGroup, Inc.	10,600	626,672

Skyline Champion Corp.*	2,000	88,860

Sonos, Inc.*	2,400	96,072

Taylor Morrison Home Corp., Class A*	33,400	1,042,414

Tempur Sealy International, Inc.	43,000	1,640,020

Toll Brothers, Inc.	28,600	1,793,220

TopBuild Corp.*	1,400	311,332

Tri Pointe Homes, Inc.*	34,200	814,644

Tupperware Brands Corp.*	600	14,622

Universal Electronics, Inc.* (a)	3,000	170,550

Whirlpool Corp.	2,400	567,480
		17,669,383

Household Products – 0.9%

Central Garden & Pet Co.* (a)	1,800	97,452

Central Garden & Pet Co., Class A*	11,200	551,824

Church & Dwight Co., Inc.	6,400	548,736

Clorox Co. (The)	3,400	620,500

Colgate-Palmolive Co.	23,000	1,856,100

Energizer Holdings, Inc.	2,800	138,040

Kimberly-Clark Corp.	12,000	1,599,840

Procter & Gamble Co. (The)	66,600	8,885,772

Spectrum Brands Holdings, Inc.	10,000	881,400

WD-40 Co.	800	198,992
		15,378,656

Independent Power and Renewable Electricity Producers – 0.1%

AES Corp. (The)	21,800	606,476

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	87

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Independent Power and Renewable Electricity Producers – (continued)

Clearway Energy, Inc., Class A	1,200	$31,896

Clearway Energy, Inc., Class C	2,600	74,594

Ormat Technologies, Inc.(a)	3,800	275,120

Sunnova Energy International, Inc.*	200	7,064

Vistra Corp.	18,200	307,034
		1,302,184

Industrial Conglomerates – 0.8%

3M Co.	19,200	3,785,088

Carlisle Cos., Inc.	1,600	306,640

General Electric Co.	287,200	3,768,064

Honeywell International, Inc.	19,000	4,237,760

Raven Industries, Inc.(a)	3,200	129,984

Roper Technologies, Inc.	3,200	1,428,608
		13,656,144

Insurance – 2.7%

Aflac, Inc.	23,600	1,268,028

Alleghany Corp.*	400	271,588

Allstate Corp. (The)	10,800	1,369,440

American Equity Investment Life Holding Co.	24,200	749,716

American Financial Group, Inc.	3,000	368,580

American International Group, Inc.	27,400	1,327,530

American National Group, Inc.	1,400	158,690

AMERISAFE, Inc.(a)	600	37,248

Aon plc, Class A(a)	6,000	1,508,640

Arch Capital Group Ltd.*	15,400	611,534

Argo Group International Holdings Ltd.	2,400	125,232

Arthur J Gallagher & Co.	5,200	753,740

Assurant, Inc.	2,400	373,440

Assured Guaranty Ltd.	20,600	1,047,510

Athene Holding Ltd., Class A*	31,000	1,849,770

Axis Capital Holdings Ltd.(a)	3,000	167,400

Brighthouse Financial, Inc.* (a)	19,200	898,368

Brown & Brown, Inc.	6,400	340,352

Chubb Ltd.	15,600	2,676,804

Cincinnati Financial Corp.(a)	4,400	495,792

CNO Financial Group, Inc.(a)	36,000	919,080

Investments	Shares	Value

Insurance – (continued)

Employers Holdings, Inc.	1,000	$40,480

Enstar Group Ltd.*	400	100,472

Erie Indemnity Co., Class A(a)	200	42,804

Everest Re Group Ltd.	1,200	332,340

FBL Financial Group, Inc., Class A(a)	3,600	204,084

Fidelity National Financial, Inc.	11,629	530,515

First American Financial Corp.	27,800	1,793,100

Genworth Financial, Inc., Class A* (a)	84,000	362,880

Globe Life, Inc.	3,000	307,470

Goosehead Insurance, Inc., Class A	400	43,976

Hanover Insurance Group, Inc. (The)	8,400	1,161,804

Hartford Financial Services Group, Inc. (The)	13,600	897,056

HCI Group, Inc.(a)	1,400	102,788

Heritage Insurance Holdings, Inc.	6,000	54,660

Horace Mann Educators Corp.	11,400	457,140

James River Group Holdings Ltd.	1,000	47,110

Kemper Corp.	13,800	1,077,228

Kinsale Capital Group, Inc.(a)	600	104,406

Lemonade, Inc.* (a)	1,400	126,560

Lincoln National Corp.(a)	7,400	474,562

Loews Corp.	9,400	524,050

Markel Corp.*	353	415,276

Marsh & McLennan Cos., Inc.	13,600	1,845,520

MBIA, Inc.* (a)	6,600	66,132

Mercury General Corp.(a)	7,400	460,798

MetLife, Inc.	27,400	1,743,462

National Western Life Group, Inc., Class A	200	45,860

Old Republic International Corp.	70,600	1,738,172

Palomar Holdings, Inc.*	600	42,216

Primerica, Inc.	1,600	255,632

Principal Financial Group, Inc.(a)	10,000	638,700

ProAssurance Corp.	4,000	100,000

Progressive Corp. (The)	20,400	2,055,096

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Prudential Financial, Inc.	13,800	$1,384,968

Reinsurance Group of America, Inc.	1,800	234,954

RenaissanceRe Holdings Ltd.	1,800	303,858

RLI Corp.	1,400	156,044

Root, Inc., Class A* (a)	8,400	90,468

Safety Insurance Group, Inc.	4,200	344,526

Selective Insurance Group, Inc.	13,200	1,005,048

SiriusPoint Ltd.* (a)	7,000	74,060

Stewart Information Services Corp.	7,200	422,280

Travelers Cos., Inc. (The)	9,000	1,391,940

Trupanion, Inc.*	3,000	243,300

United Fire Group, Inc.	7,800	236,028

Universal Insurance Holdings, Inc.	2,400	33,480

Unum Group	51,400	1,452,564

W R Berkley Corp.	3,600	286,992

Watford Holdings Ltd.*	3,000	104,580

White Mountains Insurance Group Ltd.	200	233,086

Willis Towers Watson plc	3,600	931,896
		44,440,903

Interactive Media & Services – 4.0%

Alphabet, Inc., Class A*	8,200	19,298,700

Alphabet, Inc., Class C*	7,921	19,090,561

Angi, Inc., Class A*	1,800	28,818

Cars.com, Inc.*	10,800	142,668

EverQuote, Inc., Class A* (a)	600	20,322

Facebook, Inc., Class A* (a)	65,600	21,325,248

Match Group, Inc.* (a)	7,000	1,089,410

Pinterest, Inc., Class A* (a)	14,200	942,454

Snap, Inc., Class A* (a)	25,200	1,557,864

TripAdvisor, Inc.*	3,600	169,668

Twitter, Inc.*	22,600	1,247,972

Yelp, Inc.*	1,600	62,880

Zillow Group, Inc., Class A*	800	106,680

Zillow Group, Inc., Class C* (a)	3,600	468,432

ZoomInfo Technologies, Inc., Class A* (a)	5,600	290,416
		65,842,093

Investments	Shares	Value

Internet & Direct Marketing Retail – 2.9%

Amazon.com, Inc.*	11,676	$40,485,596

Chewy, Inc., Class A* (a)	2,600	207,272

eBay, Inc.	21,800	1,216,222

Etsy, Inc.* (a)	3,200	636,128

Groupon, Inc.* (a)	3,000	151,890

GrubHub, Inc.*	3,000	204,120

Magnite, Inc.* (a)	8,600	344,430

MercadoLibre, Inc.*	1,200	1,885,176

Overstock.com, Inc.* (a)	2,800	228,200

PetMed Express, Inc.(a)	800	23,540

Quotient Technology, Inc.*	2,200	35,948

Qurate Retail, Inc., Series A(a)	98,600	1,173,340

RealReal, Inc. (The)*	6,600	163,482

Shutterstock, Inc.(a)	2,000	174,360

Stamps.com, Inc.*	1,400	287,518

Stitch Fix, Inc., Class A* (a)	1,200	51,984

Waitr Holdings, Inc.* (a)	33,000	81,180

Wayfair, Inc., Class A* (a)	2,200	650,254
		48,000,640

IT Services – 4.1%

Accenture plc, Class A	17,200	4,987,484

Akamai Technologies, Inc.*	5,600	608,720

Alliance Data Systems Corp.	10,800	1,272,780

Automatic Data Processing, Inc.	11,400	2,131,686

Black Knight, Inc.*	4,000	289,680

BM Technologies, Inc.* (e)	1,477	14,489

Broadridge Financial Solutions, Inc.	3,000	475,890

Cardtronics plc, Class A*	3,600	139,824

Cass Information Systems, Inc.(a)	200	9,178

Cognizant Technology Solutions Corp., Class A	18,800	1,511,520

Conduent, Inc.*	53,800	365,840

CSG Systems International, Inc.	1,000	45,990

DXC Technology Co.*	62,400	2,053,584

EPAM Systems, Inc.*	1,800	823,950

Euronet Worldwide, Inc.*	2,200	315,546

EVERTEC, Inc.	2,000	79,800

Evo Payments, Inc., Class A* (a)	1,600	45,616

ExlService Holdings, Inc.*	1,200	110,856

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	89

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

Fastly, Inc., Class A* (a)	2,800	$178,836

Fidelity National Information Services, Inc.	16,600	2,538,140

Fiserv, Inc.*	19,400	2,330,328

FleetCor Technologies, Inc.*	2,400	690,528

Gartner, Inc.*	3,000	587,640

Genpact Ltd.(a)	4,200	199,626

Global Payments, Inc.	8,000	1,717,040

GoDaddy, Inc., Class A*	4,800	416,736

International Business Machines Corp.	29,400	4,171,272

International Money Express, Inc.*	3,000	47,340

Jack Henry & Associates, Inc.	2,200	358,226

Limelight Networks, Inc.* (a)	4,200	13,146

LiveRamp Holdings, Inc.*	2,200	107,756

Mastercard, Inc., Class A	24,000	9,169,440

MAXIMUS, Inc.	2,800	256,592

MongoDB, Inc.* (a)	1,200	356,952

Okta, Inc.* (a)	3,000	809,100

Paychex, Inc.	8,800	857,912

PayPal Holdings, Inc.*	31,800	8,340,822

Perficient, Inc.* (a)	1,200	78,732

Perspecta, Inc.	34,600	1,012,742

Repay Holdings Corp.*	200	4,570

Sabre Corp.* (a)	81,400	1,219,372

Shift4 Payments, Inc., Class A* (a)	1,400	138,446

Square, Inc., Class A*	10,400	2,546,128

Switch, Inc., Class A	1,800	33,426

Sykes Enterprises, Inc.*	10,000	438,300

TTEC Holdings, Inc.	600	61,038

Tucows, Inc., Class A* (a)	400	31,444

Twilio, Inc., Class A*	4,600	1,691,880

Unisys Corp.*	15,400	369,600

VeriSign, Inc.*	2,800	612,556

Verra Mobility Corp.* (a)	12,000	161,280

Visa, Inc., Class A(a)	47,000	10,977,320

Western Union Co. (The)	16,600	427,616

WEX, Inc.*	2,200	451,462
		68,685,777

Investments	Shares	Value

Leisure Products – 0.3%

Acushnet Holdings Corp.	1,200	$50,772

Brunswick Corp.	3,200	342,816

Callaway Golf Co.	4,600	133,170

Hasbro, Inc.	3,400	338,130

Johnson Outdoors, Inc., Class A	400	56,724

Malibu Boats, Inc., Class A*	5,800	483,488

Mattel, Inc.* (a)	13,800	296,148

Peloton Interactive, Inc., Class A*	6,200	609,770

Polaris, Inc.	14,400	2,016,432

Smith & Wesson Brands, Inc.	9,200	160,080

Sturm Ruger & Co., Inc.(a)	600	38,964

Vista Outdoor, Inc.*	10,400	339,144

YETI Holdings, Inc.*	3,000	256,260
		5,121,898

Life Sciences Tools & Services – 1.0%

10X Genomics, Inc., Class A*	2,200	435,160

Adaptive Biotechnologies Corp.*	1,400	58,240

Agilent Technologies, Inc.	8,400	1,122,576

Avantor, Inc.*	14,000	448,560

Bio-Rad Laboratories, Inc., Class A*	600	378,078

Bio-Techne Corp.	1,000	427,490

Bruker Corp.(a)	2,800	191,856

Charles River Laboratories International, Inc.*	1,400	465,430

Codexis, Inc.* (a)	8,600	199,348

Illumina, Inc.*	4,200	1,649,928

IQVIA Holdings, Inc.*	5,000	1,173,450

Luminex Corp.(a)	1,200	44,028

Medpace Holdings, Inc.*	1,000	169,680

Mettler-Toledo International, Inc.*	600	787,992

NanoString Technologies, Inc.* (a)	3,800	302,746

NeoGenomics, Inc.*	3,400	166,566

Pacific Biosciences of California, Inc.* (a)	11,800	352,230

PerkinElmer, Inc.	3,000	388,890

PPD, Inc.*	6,400	295,680

PRA Health Sciences, Inc.*	1,800	300,402

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Life Sciences Tools & Services – (continued)

Quanterix Corp.*	1,400	$85,596

Repligen Corp.* (a)	1,600	338,736

Syneos Health, Inc.*	4,800	407,280

Thermo Fisher Scientific, Inc.	11,000	5,172,530

Waters Corp.*	1,800	539,766
		15,902,238

Machinery – 2.1%

AGCO Corp.	3,800	554,496

Alamo Group, Inc.	400	62,900

Albany International Corp., Class A	1,000	89,240

Allison Transmission Holdings, Inc.	7,200	298,584

Altra Industrial Motion Corp.	4,200	247,842

Astec Industries, Inc.	600	45,006

Barnes Group, Inc.	1,600	79,872

Blue Bird Corp.*	4,000	107,760

Caterpillar, Inc.	15,200	3,467,272

Chart Industries, Inc.*	2,400	385,512

CIRCOR International, Inc.*	2,800	96,236

Colfax Corp.* (a)	25,600	1,156,864

Columbus McKinnon Corp.(a)	800	39,608

Crane Co.	12,600	1,185,156

Cummins, Inc.	5,200	1,310,608

Deere & Co.	8,800	3,263,480

Donaldson Co., Inc.	5,200	326,976

Douglas Dynamics, Inc.	800	35,784

Dover Corp.	4,000	596,760

EnPro Industries, Inc.	400	34,260

ESCO Technologies, Inc.	1,000	108,760

Evoqua Water Technologies Corp.*	2,800	80,024

Federal Signal Corp.	2,000	82,860

Flowserve Corp.	4,800	190,272

Fortive Corp.	8,400	594,888

Franklin Electric Co., Inc.	1,200	97,524

Gates Industrial Corp. plc*	14,200	244,950

Gorman-Rupp Co. (The)	800	27,616

Graco, Inc.	4,600	353,280

Greenbrier Cos., Inc. (The)(a)	9,400	444,056

Helios Technologies, Inc.	400	28,912

Investments	Shares	Value

Machinery – (continued)

Hillenbrand, Inc.	19,600	$962,164

Hyster-Yale Materials Handling, Inc.	400	32,340

IDEX Corp.(a)	1,800	403,560

Illinois Tool Works, Inc.	7,800	1,797,588

Ingersoll Rand, Inc.*	9,000	444,690

ITT, Inc.	3,600	339,516

John Bean Technologies Corp.	1,200	174,456

Kadant, Inc.	400	71,212

Kennametal, Inc.	4,200	168,672

Lincoln Electric Holdings, Inc.	2,600	332,930

Lindsay Corp.	400	66,312

Luxfer Holdings plc	10,400	229,944

Lydall, Inc.* (a)	4,200	154,770

Manitowoc Co., Inc. (The)*	3,600	82,368

Meritor, Inc.*	6,000	162,180

Middleby Corp. (The)* (a)	3,200	580,224

Miller Industries, Inc.(a)	1,600	68,832

Mueller Industries, Inc.	1,200	53,844

Mueller Water Products, Inc., Class A	5,600	80,416

Navistar International Corp.*	13,400	592,950

Nordson Corp.	1,400	295,974

Oshkosh Corp.	16,800	2,090,424

Otis Worldwide Corp.	10,200	794,274

PACCAR, Inc.	10,200	916,776

Parker-Hannifin Corp.	3,600	1,129,716

Pentair plc(a)	4,400	283,844

Proto Labs, Inc.* (a)	800	89,648

RBC Bearings, Inc.*	1,000	199,430

REV Group, Inc.* (a)	7,200	131,328

Rexnord Corp.	5,000	249,650

Snap-on, Inc.	1,800	427,680

SPX Corp.*	1,600	97,056

SPX FLOW, Inc.	1,600	106,544

Standex International Corp.	400	37,928

Stanley Black & Decker, Inc.	5,600	1,157,912

Tennant Co.(a)	400	31,564

Terex Corp.	5,400	253,746

Timken Co. (The)	17,000	1,425,790

Toro Co. (The)	2,800	320,880

TriMas Corp.*	1,600	50,944

Trinity Industries, Inc.	3,200	88,448

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	91

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Wabash National Corp.(a)	16,600	$292,326

Watts Water Technologies, Inc., Class A	800	99,640

Welbilt, Inc.*	12,400	277,016

Westinghouse Air Brake Technologies Corp.	5,200	426,764

Woodward, Inc.	2,400	300,024

Xylem, Inc.	4,400	486,860
		34,498,512

Marine – 0.1%

Kirby Corp.*	13,800	879,060

Matson, Inc.(a)	1,200	78,396
		957,456

Media – 1.4%

Altice USA, Inc., Class A*	8,200	297,742

AMC Networks, Inc., Class A* (a)	5,600	281,568

Cable One, Inc.	200	358,000

Cardlytics, Inc.*	1,600	220,048

Charter Communications, Inc., Class A* (a)	4,000	2,693,800

Clear Channel Outdoor Holdings, Inc.*	75,400	189,254

Comcast Corp., Class A	155,800	8,748,170

Discovery, Inc., Class A* (a)	4,400	165,704

Discovery, Inc., Class C*	11,800	381,258

DISH Network Corp., Class A*	8,800	394,152

EW Scripps Co. (The), Class A(a)	16,200	350,244

Fox Corp., Class A	9,000	336,780

Fox Corp., Class B	3,000	109,140

Gray Television, Inc.	25,000	508,000

iHeartMedia, Inc., Class A*	20,600	394,284

Interpublic Group of Cos., Inc. (The)	12,000	381,000

John Wiley & Sons, Inc., Class A	11,800	671,892

Liberty Broadband Corp., Class A*	600	94,602

Liberty Broadband Corp., Class C*	5,000	813,600

Investments	Shares	Value

Media – (continued)

Liberty Media Corp-Liberty SiriusXM, Class A* (a)	2,200	$99,418

Liberty Media Corp-Liberty SiriusXM, Class C*	5,000	226,150

Meredith Corp.*	9,400	292,340

MSG Networks, Inc., Class A* (a)	9,200	146,004

New York Times Co. (The), Class A	8,600	390,526

News Corp., Class A	10,600	277,667

News Corp., Class B	3,400	82,654

Nexstar Media Group, Inc., Class A	9,800	1,444,618

Omnicom Group, Inc.	6,200	510,012

Scholastic Corp.	1,000	30,330

Sinclair Broadcast Group, Inc., Class A(a)	13,600	441,592

Sirius XM Holdings, Inc.(a)	37,800	230,580

TechTarget, Inc.* (a)	200	15,340

TEGNA, Inc.	57,000	1,143,420

Tribune Publishing Co.*	5,800	101,152

ViacomCBS, Inc.(a)	18,000	738,360

ViacomCBS, Inc., Class A(a)	1,400	63,280

WideOpenWest, Inc.*	12,800	180,096
		23,802,777

Metals & Mining – 0.8%

Alcoa Corp.*	47,200	1,729,408

Allegheny Technologies, Inc.* (a)	32,400	753,624

Arconic Corp.* (a)	4,400	125,840

Carpenter Technology Corp.(a)	9,000	340,830

Century Aluminum Co.*	10,800	169,128

Cleveland-Cliffs, Inc.* (a)	25,400	453,644

Coeur Mining, Inc.*	8,000	64,640

Commercial Metals Co.(a)	31,800	929,196

Compass Minerals International, Inc.	3,600	244,512

Freeport-McMoRan, Inc.	39,200	1,478,232

Hecla Mining Co.	17,600	104,016

Kaiser Aluminum Corp.	1,400	168,658

Materion Corp.	600	42,486

McEwen Mining, Inc.* (a)	109,000	130,800

Newmont Corp.	21,800	1,360,538

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Nucor Corp.	9,800	$806,148

Reliance Steel & Aluminum Co.	2,600	416,806

Royal Gold, Inc.	1,800	201,348

Schnitzer Steel Industries, Inc., Class A	3,400	160,514

Southern Copper Corp.(a)	2,000	138,820

Steel Dynamics, Inc.	49,200	2,667,624

United States Steel Corp.(a)	15,000	345,150

Warrior Met Coal, Inc.	5,800	91,930

Worthington Industries, Inc.	9,800	639,548
		13,563,440

Mortgage Real Estate Investment Trusts (REITs) – 0.6%

AGNC Investment Corp.(a)	14,000	251,020

Annaly Capital Management, Inc.	39,000	354,120

Apollo Commercial Real Estate Finance, Inc.(a)	24,600	374,166

Arbor Realty Trust, Inc.	10,600	187,408

ARMOUR Residential REIT, Inc.	20,200	251,086

Blackstone Mortgage Trust, Inc., Class A(a)	32,200	1,046,178

Capstead Mortgage Corp.(a)	32,200	208,656

Chimera Investment Corp.	44,800	588,672

Colony Credit Real Estate, Inc.	10,000	86,900

Dynex Capital, Inc.	6,200	125,240

Ellington Financial, Inc.	14,200	254,748

Granite Point Mortgage Trust, Inc.(a)	6,200	82,088

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	3,400	178,160

Invesco Mortgage Capital, Inc.(a)	52,800	205,920

KKR Real Estate Finance Trust, Inc.(a)	7,800	164,580

Ladder Capital Corp.(a)	21,400	254,446

MFA Financial, Inc.	77,200	339,680

New Residential Investment Corp.	105,800	1,134,176

New York Mortgage Trust, Inc.(a)	66,000	302,940

Orchid Island Capital, Inc.(a)	3,200	17,600

Investments	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) – (continued)

PennyMac Mortgage Investment Trust(a)	9,000	$180,450

Ready Capital Corp.(a)	14,800	214,748

Redwood Trust, Inc.	2,000	22,220

Starwood Property Trust, Inc.	71,000	1,833,220

TPG RE Finance Trust, Inc.(a)	13,200	164,472

Two Harbors Investment Corp.	48,200	375,960
		9,198,854

Multiline Retail – 0.7%

Big Lots, Inc.(a)	9,800	675,612

Dillard’s, Inc., Class A(a)	1,600	158,256

Dollar General Corp.	6,800	1,460,300

Dollar Tree, Inc.*	7,400	850,260

Franchise Group, Inc.(a)	8,200	315,946

Kohl’s Corp.	39,200	2,299,472

Macy’s, Inc.*	70,800	1,173,864

Nordstrom, Inc.*	28,000	1,027,040

Ollie’s Bargain Outlet Holdings, Inc.* (a)	3,600	332,172

Target Corp.	17,200	3,564,872
		11,857,794

Multi-Utilities – 0.8%

Ameren Corp.	6,800	576,912

Avista Corp.	2,200	101,244

Black Hills Corp.(a)	4,200	289,716

CenterPoint Energy, Inc.	20,400	499,596

CMS Energy Corp.	7,000	450,730

Consolidated Edison, Inc.	10,600	820,546

Dominion Energy, Inc.	28,400	2,269,160

DTE Energy Co.	7,000	980,140

MDU Resources Group, Inc.	50,200	1,679,692

NiSource, Inc.	16,000	416,320

NorthWestern Corp.(a)	13,200	897,996

Public Service Enterprise Group, Inc.	18,200	1,149,512

Sempra Energy	9,400	1,293,158

Unitil Corp.	5,200	299,676

WEC Energy Group, Inc.	8,600	835,662
		12,560,060

Oil, Gas & Consumable Fuels – 3.2%

Antero Midstream Corp.(a)	76,600	661,824

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	93

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Antero Resources Corp.* (a)	72,800	$656,656

APA Corp.	91,800	1,836,000

Arch Resources, Inc.*	1,200	53,292

Bonanza Creek Energy, Inc.*	5,400	178,686

Cabot Oil & Gas Corp.(a)	13,200	220,044

Cheniere Energy, Inc.*	8,800	682,176

Chevron Corp.	65,800	6,782,006

Cimarex Energy Co.	3,600	238,320

Clean Energy Fuels Corp.*	35,600	391,600

CNX Resources Corp.*	56,400	756,888

Comstock Resources, Inc.*	3,600	19,764

ConocoPhillips	43,600	2,229,704

Continental Resources, Inc.*	10,800	294,192

CVR Energy, Inc.(a)	5,400	114,966

Delek US Holdings, Inc.	14,000	332,220

Devon Energy Corp.	142,207	3,324,800

Diamondback Energy, Inc.	41,000	3,350,930

Dorian LPG Ltd.* (a)	8,600	114,294

EOG Resources, Inc.	14,400	1,060,416

EQT Corp.*	70,400	1,344,640

Equitrans Midstream Corp.	81,000	660,960

Exxon Mobil Corp.	141,200	8,082,288

Green Plains, Inc.* (a)	7,200	214,560

Hess Corp.	6,800	506,668

HollyFrontier Corp.	32,600	1,141,000

International Seaways, Inc.	8,000	141,440

Kinder Morgan, Inc.	61,200	1,043,460

Kosmos Energy Ltd.* (a)	107,800	308,308

Magnolia Oil & Gas Corp., Class A* (a)	15,400	173,404

Marathon Oil Corp.	197,200	2,220,472

Marathon Petroleum Corp.	21,200	1,179,780

Matador Resources Co.	5,200	136,812

Murphy Oil Corp.(a)	28,600	484,198

Occidental Petroleum Corp.	24,000	608,640

ONEOK, Inc.(a)	12,600	659,484

Ovintiv, Inc.	65,600	1,569,808

Par Pacific Holdings, Inc.* (a)	11,800	179,242

PBF Energy, Inc., Class A* (a)	23,000	326,140

PDC Energy, Inc.* (a)	26,600	971,166

Phillips 66	11,000	890,010

Pioneer Natural Resources Co.	5,600	861,448

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Range Resources Corp.*	23,200	$227,824

Renewable Energy Group, Inc.* (a)	10,200	566,304

REX American Resources Corp.*	200	16,146

Southwestern Energy Co.*	174,400	744,688

Targa Resources Corp.	56,800	1,970,392

Tellurian, Inc.* (a)	7,600	16,834

Valero Energy Corp.	12,800	946,688

Williams Cos., Inc. (The)	44,200	1,076,712

World Fuel Services Corp.	13,000	402,090
		52,970,384

Paper & Forest Products – 0.2%

Clearwater Paper Corp.* (a)	2,600	86,996

Domtar Corp.*	12,600	496,692

Glatfelter Corp.(a)	1,600	23,552

Louisiana-Pacific Corp.	24,200	1,594,296

Mercer International, Inc.	12,400	204,476

Neenah, Inc.	600	31,902

Schweitzer-Mauduit International, Inc.	7,600	347,092

Verso Corp., Class A(a)	11,400	176,016
		2,961,022

Personal Products – 0.3%

BellRing Brands, Inc., Class A*	3,800	98,002

Coty, Inc., Class A* (a)	77,400	774,774

Edgewell Personal Care Co.(a)	14,400	550,080

elf Beauty, Inc.*	1,000	30,250

Estee Lauder Cos., Inc. (The), Class A	6,000	1,882,800

Herbalife Nutrition Ltd.* (a)	18,000	823,860

Inter Parfums, Inc.	600	44,160

Medifast, Inc.	800	181,672

Nu Skin Enterprises, Inc., Class A	13,400	708,324

USANA Health Sciences, Inc.*	400	35,996
		5,129,918

Pharmaceuticals – 2.5%

Aerie Pharmaceuticals, Inc.* (a)	1,400	23,982

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Amneal Pharmaceuticals, Inc.* (a)	11,600	$63,916

Amphastar Pharmaceuticals, Inc.* (a)	1,400	24,360

ANI Pharmaceuticals, Inc.* (a)	400	13,312

Arvinas, Inc.*	600	41,364

Axsome Therapeutics, Inc.*	4,400	266,024

Bristol-Myers Squibb Co.	76,000	4,743,920

Cara Therapeutics, Inc.* (a)	1,800	23,310

Catalent, Inc.*	4,200	472,374

Collegium Pharmaceutical, Inc.* (a)	10,800	240,840

Corcept Therapeutics, Inc.* (a)	3,400	77,486

Elanco Animal Health, Inc.*	15,200	481,992

Eli Lilly and Co.	21,600	3,947,832

Endo International plc*	65,000	372,450

Horizon Therapeutics plc* (a)	7,400	700,188

Innoviva, Inc.* (a)	10,400	119,080

Intra-Cellular Therapies, Inc.*	1,800	61,974

Jazz Pharmaceuticals plc*	2,200	361,680

Johnson & Johnson	71,200	11,586,376

Merck & Co., Inc.	84,000	6,258,000

Nektar Therapeutics* (a)	13,000	254,930

Odonate Therapeutics, Inc.*	1,600	5,360

Omeros Corp.* (a)	7,800	137,748

Pacira BioSciences, Inc.*	1,400	88,452

Perrigo Co. plc	1,600	66,608

Pfizer, Inc.	185,200	7,157,980

Prestige Consumer Healthcare, Inc.*	13,800	601,128

Reata Pharmaceuticals, Inc., Class A* (a)	2,200	223,080

Revance Therapeutics, Inc.*	8,000	232,960

Royalty Pharma plc, Class A(a)	3,800	167,200

Supernus Pharmaceuticals, Inc.* (a)	15,600	475,020

TherapeuticsMD, Inc.* (a)	56,600	68,486

Theravance Biopharma, Inc.*	5,200	102,648

Tilray, Inc., Class 2* (a)	3,400	62,356

Viatris, Inc.*	32,200	428,260

Zoetis, Inc.	13,800	2,387,814

Zogenix, Inc.*	6,200	117,118
		42,457,608

Investments	Shares	Value

Professional Services – 1.1%

ASGN, Inc.*	13,200	$1,388,376

Booz Allen Hamilton Holding Corp.	3,800	315,210

CACI International, Inc., Class A*	5,800	1,478,188

CBIZ, Inc.*	2,000	67,180

Clarivate plc*	6,000	167,580

CoreLogic, Inc.	3,200	255,040

CoStar Group, Inc.*	1,200	1,025,316

CRA International, Inc.(a)	200	16,052

Equifax, Inc.	3,400	779,382

Exponent, Inc.	3,400	327,522

Forrester Research, Inc.*	400	17,380

FTI Consulting, Inc.* (a)	1,200	166,620

Heidrick & Struggles International, Inc.	3,200	135,360

Huron Consulting Group, Inc.*	800	45,008

ICF International, Inc.	600	54,636

IHS Markit Ltd.	11,000	1,183,380

Insperity, Inc.	1,200	105,048

Jacobs Engineering Group, Inc.	5,000	668,050

KBR, Inc.	36,200	1,432,072

Kelly Services, Inc., Class A*	9,200	230,460

Kforce, Inc.	600	33,624

Korn Ferry	4,400	298,716

Leidos Holdings, Inc.	3,600	364,608

ManpowerGroup, Inc.	14,200	1,716,638

ManTech International Corp., Class A	2,800	238,980

Nielsen Holdings plc	81,200	2,082,780

Resources Connection, Inc.(a)	6,800	95,948

Robert Half International, Inc.	4,800	420,528

Science Applications International Corp.	12,600	1,126,692

TransUnion	5,200	543,868

TriNet Group, Inc.*	1,400	110,194

TrueBlue, Inc.* (a)	2,800	79,240

Upwork, Inc.*	4,000	184,240

Verisk Analytics, Inc.	4,400	828,080
		17,981,996

Real Estate Management & Development – 0.3%

CBRE Group, Inc., Class A*	12,400	1,056,480

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	95

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Cushman & Wakefield plc* (a)	21,800	$370,600

eXp World Holdings, Inc.* (a)	4,400	151,184

Forestar Group, Inc.*	1,400	35,476

Howard Hughes Corp. (The)*	1,400	151,116

Jones Lang LaSalle, Inc.*	11,800	2,217,338

Kennedy-Wilson Holdings, Inc.	2,800	57,540

Newmark Group, Inc., Class A	35,600	382,700

Realogy Holdings Corp.*	32,200	556,416

Redfin Corp.* (a)	5,200	368,056

St Joe Co. (The)(a)	800	36,632
		5,383,538

Road & Rail – 1.0%

AMERCO	200	119,326

ArcBest Corp.	5,400	392,904

Avis Budget Group, Inc.* (a)	11,000	985,710

CSX Corp.	20,600	2,075,450

Heartland Express, Inc.(a)	1,800	33,462

JB Hunt Transport Services, Inc.	2,400	409,704

Kansas City Southern	2,800	818,188

Knight-Swift Transportation Holdings, Inc.	5,000	235,600

Landstar System, Inc.	1,600	275,648

Lyft, Inc., Class A* (a)	5,800	322,828

Marten Transport Ltd.	3,000	50,160

Norfolk Southern Corp.	8,800	2,457,312

Old Dominion Freight Line, Inc.	2,800	721,868

Ryder System, Inc.	11,800	942,112

Saia, Inc.*	1,000	234,500

Schneider National, Inc., Class B	200	4,846

Uber Technologies, Inc.*	39,200	2,146,984

Union Pacific Corp.	18,200	4,042,038

Werner Enterprises, Inc.	2,800	129,444
		16,398,084

Semiconductors & Semiconductor Equipment – 3.9%

Advanced Energy Industries, Inc.	1,400	154,434

Advanced Micro Devices, Inc.* (a)	31,800	2,595,516

Alpha & Omega Semiconductor Ltd.*	6,000	186,600

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Ambarella, Inc.*	1,000	$97,490

Amkor Technology, Inc.(a)	22,200	448,884

Analog Devices, Inc.	10,000	1,531,600

Applied Materials, Inc.	31,600	4,193,636

Axcelis Technologies, Inc.*	1,200	49,836

Broadcom, Inc.	13,800	6,295,560

Brooks Automation, Inc.	2,800	283,724

CEVA, Inc.* (a)	600	33,264

Cirrus Logic, Inc.*	3,200	238,112

CMC Materials, Inc.	2,200	403,546

Cohu, Inc.*	5,200	208,052

Cree, Inc.* (a)	3,600	357,912

Diodes, Inc.*	1,400	107,534

Enphase Energy, Inc.*	3,200	445,600

Entegris, Inc.	3,800	427,804

First Solar, Inc.*	2,200	168,366

FormFactor, Inc.*	2,600	101,790

Ichor Holdings Ltd.*	800	44,616

Intel Corp.	139,400	8,019,682

KLA Corp.	4,200	1,324,470

Kulicke & Soffa Industries, Inc.	2,200	125,070

Lam Research Corp.	4,000	2,481,800

Lattice Semiconductor Corp.*	9,600	482,976

MACOM Technology Solutions Holdings, Inc.* (a)	1,600	90,576

Magnachip Semiconductor Corp.*	5,600	140,056

Marvell Technology, Inc.	22,114	999,774

Maxim Integrated Products, Inc.	6,400	601,600

MaxLinear, Inc.*	1,600	57,584

Microchip Technology, Inc.	8,200	1,232,378

Micron Technology, Inc.*	38,600	3,322,302

MKS Instruments, Inc.	3,000	537,330

Monolithic Power Systems, Inc.	1,200	433,656

NeoPhotonics Corp.*	7,200	67,392

NVIDIA Corp.	16,800	10,086,384

NXP Semiconductors NV	7,400	1,424,574

ON Semiconductor Corp.*	13,400	522,600

Onto Innovation, Inc.*	4,400	301,488

PDF Solutions, Inc.*	600	10,638

Photronics, Inc.*	16,800	213,360

Power Integrations, Inc.	3,400	281,554

Qorvo, Inc.*	3,400	639,778

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

QUALCOMM, Inc.	30,600	$4,247,280

Rambus, Inc.*	4,000	75,920

Semtech Corp.*	3,800	257,412

Silicon Laboratories, Inc.*	2,600	366,470

Skyworks Solutions, Inc.	4,600	834,118

SMART Global Holdings, Inc.* (a)	4,800	221,520

SolarEdge Technologies, Inc.* (a)	1,600	421,664

SunPower Corp.* (a)	6,800	174,692

Synaptics, Inc.* (a)	1,800	251,766

Teradyne, Inc.	4,600	575,368

Texas Instruments, Inc.	25,800	4,657,158

Ultra Clean Holdings, Inc.*	9,600	490,272

Universal Display Corp.	1,200	268,428

Veeco Instruments, Inc.* (a)	1,800	41,418

Xilinx, Inc.	6,800	870,128
		65,524,512

Software – 6.7%

2U, Inc.* (a)	6,200	243,350

8x8, Inc.*	3,400	111,826

ACI Worldwide, Inc.*	6,600	249,348

Adobe, Inc.*	13,200	6,710,088

Alarm.com Holdings, Inc.* (a)	1,200	107,712

Altair Engineering, Inc., Class A* (a)	1,200	78,000

Alteryx, Inc., Class A*	200	16,350

Anaplan, Inc.*	6,000	357,900

ANSYS, Inc.*	2,400	877,584

Appfolio, Inc., Class A* (a)	400	57,852

Appian Corp.* (a)	2,200	266,596

Aspen Technology, Inc.* (a)	1,800	235,512

Autodesk, Inc.*	5,800	1,693,078

Avalara, Inc.*	3,200	453,472

Avaya Holdings Corp.*	21,400	615,678

Bill.com Holdings, Inc.*	2,200	340,186

Blackbaud, Inc.* (a)	1,600	113,792

Blackline, Inc.*	1,600	185,696

Bottomline Technologies DE, Inc.*	1,400	67,984

Box, Inc., Class A* (a)	5,600	119,280

Investments	Shares	Value

Software – (continued)

Cadence Design Systems, Inc.*	7,600	$1,001,452

CDK Global, Inc.	7,400	396,566

Cerence, Inc.* (a)	1,200	115,692

Ceridian HCM Holding, Inc.* (a)	2,800	264,544

ChannelAdvisor Corp.* (a)	4,000	84,600

Citrix Systems, Inc.	3,200	396,320

Cloudera, Inc.* (a)	11,400	144,666

Cloudflare, Inc., Class A*	3,600	305,064

CommVault Systems, Inc.*	1,400	97,314

Cornerstone OnDemand, Inc.*	4,600	203,619

Coupa Software, Inc.* (a)	2,400	645,696

Crowdstrike Holdings, Inc., Class A* (a)	5,000	1,042,550

Datadog, Inc., Class A* (a)	4,200	360,234

Digimarc Corp.* (a)	1,400	47,222

Digital Turbine, Inc.*	3,600	271,548

DocuSign, Inc.*	4,600	1,025,524

Domo, Inc., Class B*	2,400	154,296

Dropbox, Inc., Class A* (a)	17,800	457,460

Duck Creek Technologies, Inc.* (a)	4,400	182,952

Dynatrace, Inc.*	6,600	343,464

Ebix, Inc.(a)	6,600	198,726

Elastic NV*	1,000	120,620

Envestnet, Inc.*	1,600	118,128

Everbridge, Inc.* (a)	1,200	159,252

Fair Isaac Corp.*	800	417,128

FireEye, Inc.* (a)	14,800	294,150

Five9, Inc.*	2,000	375,940

Fortinet, Inc.*	3,800	776,074

Guidewire Software, Inc.*	3,400	358,734

HubSpot, Inc.*	1,200	631,740

InterDigital, Inc.(a)	1,000	69,420

Intuit, Inc.	7,600	3,132,416

J2 Global, Inc.* (a)	10,800	1,306,800

Jamf Holding Corp.*	4,600	167,992

LivePerson, Inc.* (a)	2,600	142,090

Manhattan Associates, Inc.*	2,800	384,272

Microsoft Corp.	206,800	52,150,824

MicroStrategy, Inc., Class A* (a)	400	262,864

Mimecast Ltd.*	1,800	78,156

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	97

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Software – (continued)

Model N, Inc.*	4,800	$190,944

nCino, Inc.* (a)	2,200	143,858

New Relic, Inc.*	1,600	102,880

NortonLifeLock, Inc.	14,200	306,862

Nuance Communications, Inc.* (a)	9,200	489,164

Nutanix, Inc., Class A*	5,400	146,016

OneSpan, Inc.*	2,000	53,620

Oracle Corp.	64,400	4,880,876

PagerDuty, Inc.* (a)	4,400	186,824

Palantir Technologies, Inc., Class A* (a)	21,400	493,056

Palo Alto Networks, Inc.*	2,400	848,136

Paycom Software, Inc.*	1,400	538,174

Paylocity Holding Corp.* (a)	1,200	231,888

Pegasystems, Inc.(a)	1,000	126,940

Progress Software Corp.	1,600	69,856

Proofpoint, Inc.*	3,400	585,174

PROS Holdings, Inc.* (a)	4,600	197,708

PTC, Inc.*	2,800	366,632

Q2 Holdings, Inc.* (a)	1,600	166,432

QAD, Inc., Class A(a)	2,400	169,656

Qualys, Inc.* (a)	1,000	101,360

Rapid7, Inc.*	1,400	113,750

RingCentral, Inc., Class A* (a)	2,000	637,900

Sailpoint Technologies Holdings, Inc.*	5,400	263,682

salesforce.com, Inc.*	24,600	5,665,872

ServiceNow, Inc.*	5,200	2,633,124

Slack Technologies, Inc., Class A*	10,600	449,440

Smartsheet, Inc., Class A*	5,000	296,500

SolarWinds Corp.*	1,800	30,348

Splunk, Inc.* (a)	4,200	530,964

Sprout Social, Inc., Class A*	2,600	172,354

SPS Commerce, Inc.*	2,400	245,856

SS&C Technologies Holdings, Inc.	6,000	445,320

Sumo Logic, Inc.* (a)	2,600	50,674

SVMK, Inc.*	13,000	233,870

Synopsys, Inc.*	4,200	1,037,652

Tenable Holdings, Inc.*	1,600	59,992

Investments	Shares	Value

Software – (continued)

Teradata Corp.* (a)	3,800	$187,986

Trade Desk, Inc. (The), Class A*	1,200	875,172

Tyler Technologies, Inc.*	1,400	594,804

Upland Software, Inc.*	3,800	188,328

Varonis Systems, Inc.*	6,000	317,700

Verint Systems, Inc.*	2,200	106,854

Vertex, Inc., Class A* (a)	2,600	53,118

VMware, Inc., Class A* (a)	2,000	321,660

Workday, Inc., Class A*	5,200	1,284,400

Workiva, Inc.* (a)	1,400	131,600

Xperi Holding Corp.(a)	28,600	587,730

Yext, Inc.* (a)	3,400	47,430

Zendesk, Inc.* (a)	3,200	467,680

Zoom Video Communications, Inc., Class A*	5,400	1,725,678

Zscaler, Inc.*	1,800	337,752

Zuora, Inc., Class A* (a)	14,000	226,800
		112,305,439

Specialty Retail – 3.1%

Abercrombie & Fitch Co., Class A*	11,400	427,386

Academy Sports & Outdoors, Inc.*	5,000	154,050

Advance Auto Parts, Inc.	2,000	400,320

American Eagle Outfitters, Inc.(a)	39,000	1,348,230

America’s Car-Mart, Inc.* (a)	1,200	180,996

Asbury Automotive Group, Inc.* (a)	5,000	993,050

At Home Group, Inc.*	9,600	303,168

AutoNation, Inc.*	14,400	1,475,712

AutoZone, Inc.*	800	1,171,296

Bed Bath & Beyond, Inc.*	32,600	825,432

Best Buy Co., Inc.	8,400	976,668

Boot Barn Holdings, Inc.*	600	42,324

Buckle, Inc. (The)(a)	7,400	310,356

Burlington Stores, Inc.*	1,800	587,394

Caleres, Inc.(a)	3,600	83,916

Camping World Holdings, Inc., Class A(a)	7,800	339,612

CarMax, Inc.*	5,800	772,792

Carvana Co.* (a)	1,600	456,416

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Children’s Place, Inc. (The)* (a)	3,200	$250,720

Citi Trends, Inc.* (a)	1,000	104,600

Designer Brands, Inc., Class A* (a)	12,000	212,400

Dick’s Sporting Goods, Inc.(a)	16,800	1,387,344

Five Below, Inc.*	1,200	241,524

Floor & Decor Holdings, Inc., Class A*	2,200	244,024

Foot Locker, Inc.	26,400	1,557,072

GameStop Corp., Class A* (a)	12,400	2,152,516

Gap, Inc. (The)	10,400	344,240

Genesco, Inc.*	2,000	100,000

Group 1 Automotive, Inc.	4,600	755,136

GrowGeneration Corp.*	2,400	104,640

Guess?, Inc.(a)	5,600	151,424

Hibbett Sports, Inc.*	2,400	190,680

Home Depot, Inc. (The)	36,200	11,716,854

L Brands, Inc.*	9,600	632,640

Lithia Motors, Inc., Class A	6,400	2,460,032

Lowe’s Cos., Inc.	24,400	4,788,500

MarineMax, Inc.* (a)	6,400	363,520

Monro, Inc.	1,000	70,590

Murphy USA, Inc.	5,800	808,520

National Vision Holdings, Inc.* (a)	2,600	131,066

ODP Corp. (The)*	14,800	598,364

O’Reilly Automotive, Inc.*	2,000	1,105,760

Penske Automotive Group, Inc.	8,600	754,134

Rent-A-Center, Inc.	13,400	771,170

RH* (a)	800	550,416

Ross Stores, Inc.	9,200	1,204,648

Sally Beauty Holdings, Inc.* (a)	21,000	421,470

Shoe Carnival, Inc.	1,600	95,920

Signet Jewelers Ltd.* (a)	10,800	645,300

Sleep Number Corp.*	2,000	223,780

Sonic Automotive, Inc., Class A	7,000	345,380

Sportsman’s Warehouse Holdings, Inc.*	12,200	214,232

TJX Cos., Inc. (The)	32,000	2,272,000

Tractor Supply Co.	3,200	603,520

Ulta Beauty, Inc.*	1,400	461,090

Urban Outfitters, Inc.*	18,200	653,380

Investments	Shares	Value

Specialty Retail – (continued)

Vroom, Inc.* (a)	3,400	$157,318

Williams-Sonoma, Inc.	2,600	443,950

Zumiez, Inc.*	6,200	266,414
		51,405,406

Technology Hardware, Storage & Peripherals – 3.9%

3D Systems Corp.* (a)	2,400	51,696

Apple, Inc.	431,000	56,659,259

Dell Technologies, Inc., Class C*	7,600	747,308

Diebold Nixdorf, Inc.* (a)	23,600	354,236

Hewlett Packard Enterprise Co.	48,800	781,776

HP, Inc.	46,400	1,582,704

NCR Corp.*	32,600	1,491,450

NetApp, Inc.	7,400	552,706

Pure Storage, Inc., Class A*	15,400	311,388

Seagate Technology plc	8,200	761,288

Super Micro Computer, Inc.* (a)	8,200	303,564

Western Digital Corp.*	11,400	805,182

Xerox Holdings Corp.	42,400	1,023,536
		65,426,093

Textiles, Apparel & Luxury Goods – 1.0%

Capri Holdings Ltd.*	9,400	517,752

Carter’s, Inc.*	1,600	174,064

Columbia Sportswear Co.	800	87,208

Crocs, Inc.*	2,600	260,312

Deckers Outdoor Corp.* (a)	1,000	338,200

Fossil Group, Inc.* (a)	4,200	54,180

G-III Apparel Group Ltd.*	5,200	168,948

Hanesbrands, Inc.	87,600	1,844,856

Kontoor Brands, Inc.(a)	4,000	251,320

Levi Strauss & Co., Class A	800	23,088

Lululemon Athletica, Inc.*	3,000	1,005,810

NIKE, Inc., Class B	34,000	4,509,080

Oxford Industries, Inc.	1,200	109,476

PVH Corp.*	17,600	1,991,968

Ralph Lauren Corp.*	1,800	239,922

Skechers USA, Inc., Class A*	5,200	252,148

Steven Madden Ltd.	2,600	105,742

Tapestry, Inc.*	68,000	3,253,800

Under Armour, Inc., Class A* (a)	5,600	136,136

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	99

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – (continued)

Under Armour, Inc., Class C*	11,200	$222,992

VF Corp.	9,000	788,940

Wolverine World Wide, Inc.(a)	6,400	267,008
		16,602,950

Thrifts & Mortgage Finance – 0.7%

Axos Financial, Inc.*	13,000	586,950

Capitol Federal Financial, Inc.(a)	12,200	157,685

Essent Group Ltd.	28,200	1,482,756

Federal Agricultural Mortgage Corp., Class C	2,600	267,436

Flagstar Bancorp, Inc.	12,000	558,480

HomeStreet, Inc.	800	32,672

Meridian Bancorp, Inc.	5,200	114,972

Meta Financial Group, Inc.	9,800	482,748

MGIC Investment Corp.	74,800	1,139,952

Mr Cooper Group, Inc.* (a)	19,400	668,912

New York Community Bancorp, Inc.	103,200	1,234,272

NMI Holdings, Inc., Class A*	22,800	589,152

Northfield Bancorp, Inc.(a)	1,400	22,652

Northwest Bancshares, Inc.	6,800	95,472

PennyMac Financial Services, Inc.(a)	10,800	650,268

Premier Financial Corp.	11,800	372,762

Provident Financial Services, Inc.(a)	15,000	353,550

Radian Group, Inc.	48,800	1,202,432

Rocket Cos., Inc., Class A(a)	2,800	62,860

TFS Financial Corp.	2,000	39,120

TrustCo Bank Corp.(a)	33,600	245,784

Walker & Dunlop, Inc.	7,600	842,460

Washington Federal, Inc.(a)	19,400	631,470

Waterstone Financial, Inc.	8,800	173,360

WSFS Financial Corp.	4,200	214,578
		12,222,755

Tobacco – 0.5%

Altria Group, Inc.	60,400	2,884,100

Philip Morris International, Inc.	52,000	4,940,000

Turning Point Brands, Inc.	200	9,764

Investments	Shares	Value

Tobacco – (continued)

Universal Corp.	6,000	$337,380

Vector Group Ltd.	12,000	156,600
		8,327,844

Trading Companies & Distributors – 0.7%

Air Lease Corp.	27,000	1,261,170

Applied Industrial Technologies, Inc.	2,800	267,848

Beacon Roofing Supply, Inc.*	14,600	822,418

Boise Cascade Co.(a)	8,000	533,760

CAI International, Inc.(a)	1,800	76,590

Fastenal Co.	15,800	826,024

GATX Corp.(a)	9,000	879,390

GMS, Inc.*	12,000	524,520

H&E Equipment Services, Inc.	9,800	381,220

Herc Holdings, Inc.*	2,400	253,440

McGrath RentCorp	600	49,188

MRC Global, Inc.* (a)	6,800	64,056

MSC Industrial Direct Co., Inc., Class A(a)	11,600	1,045,856

NOW, Inc.*	15,400	151,228

Rush Enterprises, Inc., Class A(a)	3,000	148,080

SiteOne Landscape Supply, Inc.* (a)	2,600	466,388

Systemax, Inc.(a)	400	17,088

Triton International Ltd.	17,400	872,958

United Rentals, Inc.*	2,600	831,870

Univar Solutions, Inc.* (a)	36,400	849,940

Watsco, Inc.	800	234,288

WESCO International, Inc.*	11,200	1,027,264

WW Grainger, Inc.	1,200	520,248
		12,104,832

Transportation Infrastructure – 0.0%(f)

Macquarie Infrastructure Corp.	1,000	33,310

Water Utilities – 0.1%

American States Water Co.(a)	3,600	285,084

American Water Works Co., Inc.	4,800	748,752

Cadiz, Inc.* (a)	13,200	153,780

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – (continued)

California Water Service Group	1,600	$94,000

Essential Utilities, Inc.	5,200	245,076

Middlesex Water Co.	600	49,212

SJW Group	3,400	222,870

York Water Co. (The)(a)	600	30,984
		1,829,758

Wireless Telecommunication Services – 0.2%

Boingo Wireless, Inc.*	1,600	22,336

Gogo, Inc.* (a)	19,200	200,064

Shenandoah Telecommunications Co.	5,000	236,300

Telephone and Data Systems, Inc.	27,200	625,056

T-Mobile US, Inc.*	16,400	2,166,932

United States Cellular Corp.*	2,200	75,086
		3,325,774
Total Common Stocks (Cost $896,438,476)		1,651,880,336
	Number of Warrants

WARRANTS – 0.0%(f)

Oil, Gas & Consumable Fuels – 0.0%(f)

Occidental Petroleum Corp., expiring 8/3/2027, price 22.00* (Cost $21,117)	4,266	45,988
	Number of Rights

RIGHTS – 0.0%(f)

Biotechnology – 0.0%(f)

Achillion Pharmaceuticals, Inc., CVR* ‡ (e)	44,344	25,720

Media – 0.0%(f)

Media General, Inc., CVR* ‡ (e)	22,261	2,226
Total Rights (Cost $–)		27,946

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(g) – 6.9%

CERTIFICATES OF DEPOSIT – 0.9%

Bank of Nova Scotia, Houston
(ICE LIBOR USD 3 Month + 0.08%), 0.27%, 7/21/2021(h)	$4,000,000	$4,000,088

Cooperatieve Rabobank UA, London
(ICE LIBOR USD 3 Month + 0.08%), 0.27%, 7/30/2021(h)	5,000,000	5,001,000

Nordea Bank Abp, New York Branch
(ICE LIBOR USD 3 Month + 0.03%), 0.24%, 10/7/2021(h)	4,000,000	4,001,600

Royal Bank of Canada, New York
(ICE LIBOR USD 3 Month + 0.04%), 0.24%, 10/5/2021(h)	3,000,000	3,000,654
Total Certificates of Deposit (Cost $15,999,883)		16,003,342

REPURCHASE AGREEMENTS – 6.0%

BofA Securities, Inc., 0.50%, dated 4/30/2021, due 8/2/2021, repurchase price $6,000,000, collateralized by various Common Stocks; total market value $6,534,092	6,000,000	6,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	101

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $35,000,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/15/2023 – 2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $35,612,094	$35,000,000	$35,000,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $23,828,929, collateralized by various U.S. Treasury Securities, ranging from 0.88% – 5.00%, maturing 1/15/2028 – 2/15/2047; total market value $24,043,888	23,828,929	23,828,929

Deutsche Bank AG, London Branch, 0.15%, dated 4/30/2021, due 5/3/2021, repurchase price $14,750,000, collateralized by various U.S. Treasury Securities, 0.13%, maturing 7/15/2030; Foreign Government Fixed Income Securities, ranging from 0.25% – 3.13%, maturing 7/23/2021 – 2/14/2031; total market value $14,977,560	14,750,000	14,750,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

NBC Global Finance Ltd., 0.19%, dated 4/30/2021, due 5/3/2021, repurchase price $20,000,000, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 1/31/2023 – 8/15/2050; Common Stockstotal market value $21,965,303	$20,000,000	$20,000,000
Total Repurchase Agreements (Cost $99,578,929)		99,578,929
Total Securities Lending Reinvestments (Cost $115,578,812)		115,582,271
Total Investments – 106.0% (Cost $1,012,038,405)		1,767,536,541

Liabilities in excess of other assets – (6.0%)		(99,877,061)
NET ASSETS – 100.0%		$1,667,659,480

*	Non-income producing security.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $152,977,337, collateralized in the form of cash with a value of $115,578,792 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $39,422,213 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from May 11, 2021 – February 15, 2051 and $3,765,597 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from July 7, 2021 – September 20, 2117; a total value of $158,766,602.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Amount represents less than one share.

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

(e)

Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021 amounted to $42,435, which represents approximately 0.00% of net assets of the Fund.

(f)	Represents less than 0.05% of net assets.

(g)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $115,582,271.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2021.

Percentages shown are based on Net Assets.

Abbreviations

CVR – Contingent Value Rights

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – US Dollar

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$764,147,679
Aggregate gross unrealized depreciation	(7,863,191)
Net unrealized appreciation	$756,284,488
Federal income tax cost	$1,011,904,039

Investment in a company which was affiliated for the period ended April 30, 2021, was as follows:

Security	Value October 31, 2020	Purchases at Cost	Sales Proceeds	Shares April 30, 2021	Value April 30, 2021	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$577,006	$34,308	$9,677	7,600	$864,880	$259,946	$10,321	$3,297

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
Russell 2000 E-Mini Index	18	06/18/2021	USD	$2,035,350	$2,361
S&P 500 E-Mini Index	43	06/18/2021	USD	8,974,960	522,698
S&P Midcap 400 E-Mini Index	16	06/18/2021	USD	4,352,480	126,927
					$651,986

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	103

Schedule of Investments

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.3%

Aerospace & Defense – 0.7%

Airbus SE*	10,164	$1,222,808

Austal Ltd.(a)	121,440	226,073

Avon Rubber plc	3,300	151,600

BAE Systems plc	70,796	496,180

CAE, Inc.*	4,836	151,346

Dassault Aviation SA(a)	55	59,985

Elbit Systems Ltd.	412	56,769

Leonardo SpA	12,428	101,644

LISI	880	28,444

Meggitt plc*	22,412	144,602

MTU Aero Engines AG	792	200,121

QinetiQ Group plc	34,496	158,568

Rolls-Royce Holdings plc*	197,692	286,360

Saab AB, Class B	2,493	74,002

Safran SA	5,808	868,226

Singapore Technologies Engineering Ltd.	17,900	51,935

Thales SA	2,024	206,566

Ultra Electronics Holdings plc	1,661	46,501
		4,531,730

Air Freight & Logistics – 0.7%

bpost SA* (a)	1,452	15,460

Cia de Distribucion Integral Logista Holdings SA	2,159	44,963

Deutsche Post AG (Registered)	23,012	1,356,144

DSV Panalpina A/S	3,205	715,692

Freightways Ltd.(a)	12,987	103,711

ID Logistics Group*	81	22,427

Kerry Logistics Network Ltd.(a)	40,500	121,758

Kintetsu World Express, Inc.	1,900	45,803

Konoike Transport Co. Ltd.	10,800	113,133

Mainfreight Ltd.	3,192	165,815

PostNL NV	188,716	987,990

Royal Mail plc*	14,455	99,268

SG Holdings Co. Ltd.	9,200	209,074

Yamato Holdings Co. Ltd.	6,000	169,342
		4,170,580

Investments	Shares	Value

Airlines – 0.5%

Air Canada*	7,592	$152,864

Air France-KLM* (a)	83,688	467,047

Air New Zealand Ltd.* (a)	11,968	14,941

ANA Holdings, Inc.* (a)	4,500	103,129

Deutsche Lufthansa AG (Registered)*	10,660	137,796

easyJet plc*	10,440	149,751

Exchange Income Corp.(a)	15,141	474,218

Finnair OYJ* (a)	289,149	250,686

Japan Airlines Co. Ltd.*	500	10,617

JET2 plc*	64,020	1,322,049

Qantas Airways Ltd.*	35,730	136,618

Singapore Airlines Ltd.*	29,999	114,097

Wizz Air Holdings plc* (b)	728	49,400
		3,383,213

Auto Components – 1.7%

Aisin Corp.	5,700	219,542

ARB Corp. Ltd.	997	30,135

Bridgestone Corp.	15,700	628,689

CIE Automotive SA	3,217	89,690

Cie Generale des Etablissements Michelin SCA	4,576	662,959

Cie Plastic Omnium SA	720	24,234

Continental AG	2,728	369,906

Denso Corp.	8,100	523,104

Dometic Group AB(c)	5,962	94,093

Exedy Corp.	13,200	189,115

Faurecia SE(a)	3,967	214,355

FCC Co. Ltd.	17,600	282,908

Freni Brembo SpA*	3,647	45,483

Futaba Industrial Co. Ltd.	25,600	121,553

Gestamp Automocion SA* (b)	65,516	338,975

G-Tekt Corp.	15,100	192,437

GUD Holdings Ltd.	4,852	50,035

Hella GmbH & Co. KGaA*	1,496	89,792

HI-LEX Corp.(a)	13,200	201,312

Ichikoh Industries Ltd.	17,400	111,591

Johnson Electric Holdings Ltd.(a)	133,278	355,209

JTEKT Corp.	2,300	20,705

Koito Manufacturing Co. Ltd.	3,200	199,369

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Auto Components – (continued)

KYB Corp.*	3,300	$88,338

Linamar Corp.	17,116	1,002,167

Magna International, Inc.	7,568	714,106

Musashi Seimitsu Industry Co. Ltd.	17,600	307,382

NGK Spark Plug Co. Ltd.	2,700	45,056

NHK Spring Co. Ltd.	2,900	21,437

Nifco, Inc.	2,400	81,899

Nippon Seiki Co. Ltd.	17,700	194,481

NOK Corp.	200	2,565

Nokian Renkaat OYJ	2,552	95,174

Pacific Industrial Co. Ltd.	19,900	213,556

Pirelli & C SpA* (b)	2,876	16,192

Schaeffler AG (Preference)	69,652	628,434

Stanley Electric Co. Ltd.	3,800	108,815

Sumitomo Electric Industries Ltd.	17,600	261,814

Sumitomo Riko Co. Ltd.	8,000	51,818

Sumitomo Rubber Industries Ltd.	9,300	115,032

TI Fluid Systems plc(b)	97,988	404,295

Tokai Rika Co. Ltd.	2,400	38,776

Topre Corp.	17,600	234,924

Toyo Tire Corp.	4,600	84,252

Toyoda Gosei Co. Ltd.	2,000	48,854

Toyota Boshoku Corp.	2,700	50,292

Toyota Industries Corp.	2,100	168,108

TPR Co. Ltd.	9,900	141,927

TS Tech Co. Ltd.	4,800	66,881

Valeo SA	5,588	181,221

Yokohama Rubber Co. Ltd. (The)	8,000	148,648
		10,571,635

Automobiles – 1.9%

Aston Martin Lagonda Global Holdings plc* (b)	578	15,521

Bayerische Motoren Werke AG	7,348	737,717

Bayerische Motoren Werke AG (Preference)	2,092	171,751

Daimler AG (Registered)	19,360	1,725,777

Ferrari NV	1,848	396,317

Honda Motor Co. Ltd.	39,600	1,170,918

Investments	Shares	Value

Automobiles – (continued)

Isuzu Motors Ltd.	7,800	$78,924

Mazda Motor Corp.	17,300	133,899

Mitsubishi Motors Corp.* (a)	9,700	26,268

Nissan Motor Co. Ltd.*	57,600	288,619

Porsche Automobil Holding SE (Preference)	2,596	273,693

Renault SA*	5,764	232,620

Stellantis NV	52,120	866,885

Subaru Corp.	13,600	252,267

Suzuki Motor Corp.(a)	8,800	333,869

Toyota Motor Corp.	59,100	4,394,179

Trigano SA	352	62,967

Volkswagen AG (Preference)	4,048	1,055,975

Yamaha Motor Co. Ltd.	6,700	167,278
		12,385,444

Banks – 10.2%

77 Bank Ltd. (The)	35,200	440,865

ABN AMRO Bank NV, CVA(b)	1,848	23,910

AIB Group plc* (a)	45,372	132,942

Aktia Bank OYJ	19,932	255,778

AMCO – Asset Management Co. SpA* (d)	239	1,126

Aozora Bank Ltd.	5,300	113,947

Australia & New Zealand Banking Group Ltd.	63,668	1,413,443

Awa Bank Ltd. (The)	17,600	355,043

Banca Monte dei Paschi di Siena SpA* (a)	136,487	186,730

Banca Popolare di Sondrio SCPA* (a)	182,160	767,495

Banco Bilbao Vizcaya Argentaria SA	155,232	872,768

Banco BPM SpA(a)	32,208	91,890

Banco Comercial Portugues SA, Class R*	3,341,448	500,793

Banco de Sabadell SA*	2,106,412	1,337,328

Banco Espirito Santo SA (Registered)* ‡ (d)	48,647	—

Banco Santander SA	402,732	1,558,660

Bank Hapoalim BM*	25,652	204,846

Bank Leumi Le-Israel BM*	33,308	234,969

Bank of East Asia Ltd. (The)	36,467	76,626

Bank of Georgia Group plc*	17,536	248,136

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	105

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Bank of Ireland Group plc*	19,096	$112,226

Bank of Iwate Ltd. (The)	8,800	163,272

Bank of Kyoto Ltd. (The)(a)	2,600	139,390

Bank of Montreal(a)	14,872	1,402,455

Bank of Nagoya Ltd. (The)(a)	8,800	218,581

Bank of Nova Scotia (The)	27,324	1,738,457

Bank of Okinawa Ltd. (The)	2,340	57,331

Bank of Queensland Ltd.	13,492	94,006

Bankinter SA	21,280	116,736

Banque Cantonale de Geneve	480	84,732

Banque Cantonale Vaudoise (Registered)	701	71,556

Barclays plc	355,432	863,659

BAWAG Group AG(b)	3,120	168,788

Bendigo & Adelaide Bank Ltd.	9,421	75,174

BNP Paribas SA*	25,652	1,648,677

BPER Banca	423,720	968,121

CaixaBank SA*	98,193	315,251

Canadian Imperial Bank of Commerce(a)	10,648	1,106,000

Canadian Western Bank	34,672	952,620

Chiba Bank Ltd. (The)	17,400	108,566

Close Brothers Group plc	5,588	122,861

Commerzbank AG*	27,848	184,077

Commonwealth Bank of Australia	28,996	1,994,314

Concordia Financial Group Ltd.	36,721	137,739

Credit Agricole SA(a)	24,288	376,350

Credito Emiliano SpA*	23,232	143,749

Dah Sing Banking Group Ltd.	125,040	137,487

Dah Sing Financial Holdings Ltd.	88,000	284,955

Danske Bank A/S	15,576	297,645

DBS Group Holdings Ltd.	44,409	998,401

DNB ASA	23,628	509,207

Ehime Bank Ltd. (The)	13,200	108,687

Erste Group Bank AG	6,908	246,149

FIBI Holdings Ltd.*	6,028	209,833

FinecoBank Banca Fineco SpA*	6,110	105,327

Fukuoka Financial Group, Inc.(a)	7,200	122,520

Investments	Shares	Value

Banks – (continued)

Graubuendner Kantonalbank	7	$11,397

Gunma Bank Ltd. (The)	21,800	71,201

Hachijuni Bank Ltd. (The)	20,800	70,979

Hang Seng Bank Ltd.(a)	13,200	259,178

Hirogin Holdings, Inc.	14,000	77,233

Hokkoku Bank Ltd. (The)	7,900	175,772

Hokuhoku Financial Group, Inc.	52,400	440,562

HSBC Holdings plc	475,552	2,981,351

Hyakugo Bank Ltd. (The)	79,200	229,691

Hyakujushi Bank Ltd. (The)(a)	13,200	183,922

ING Groep NV	84,304	1,078,787

Intesa Sanpaolo SpA*	375,628	1,049,512

Israel Discount Bank Ltd., Class A*	39,662	179,518

Juroku Bank Ltd. (The)	15,000	276,657

Jyske Bank A/S (Registered)*	19,844	970,413

KBC Group NV*	7,260	564,752

Keiyo Bank Ltd. (The)	41,900	159,082

Kiyo Bank Ltd. (The)	28,600	375,996

Kyushu Financial Group, Inc.	7,600	29,550

Laurentian Bank of Canada	16,676	576,652

Liberbank SA	913,132	323,393

Lloyds Banking Group plc	1,649,472	1,037,634

Luzerner Kantonalbank AG (Registered)(a)	204	96,403

Mebuki Financial Group, Inc.	4,610	10,038

Mediobanca Banca di Credito Finanziario SpA*	14,784	167,327

Mitsubishi UFJ Financial Group, Inc.	299,200	1,582,156

Mizrahi Tefahot Bank Ltd.*	1,889	53,292

Mizuho Financial Group, Inc.	57,229	803,683

Musashino Bank Ltd. (The)	16,300	242,327

Nanto Bank Ltd. (The)	46	768

National Australia Bank Ltd.	80,916	1,666,345

National Bank of Canada	8,272	600,866

Natwest Group plc	61,468	167,317

Nishi-Nippon Financial Holdings, Inc.	52,800	338,619

Nordea Bank Abp	82,984	863,232

North Pacific Bank Ltd.(a)	118,800	306,497

Ogaki Kyoritsu Bank Ltd. (The)	1,200	21,562

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Oversea-Chinese Banking Corp. Ltd.	66,070	$605,873

Raiffeisen Bank International AG	6,028	131,996

Resona Holdings, Inc.	61,600	253,039

Ringkjoebing Landbobank A/S	1,100	112,179

Royal Bank of Canada	33,440	3,188,788

San-In Godo Bank Ltd. (The)	52,800	242,009

Sbanken ASA(b)	31,592	393,940

Senshu Ikeda Holdings, Inc.	79,200	122,454

Seven Bank Ltd.	3,800	8,170

Shiga Bank Ltd. (The)	1,000	19,715

Shinsei Bank Ltd.	5,200	75,689

Shizuoka Bank Ltd. (The)	8,400	64,323

Skandinaviska Enskilda Banken AB, Class A	34,408	442,117

Skandinaviska Enskilda Banken AB, Class C	684	8,736

Societe Generale SA*	18,348	522,807

Spar Nord Bank A/S	34,364	381,040

SpareBank 1 Nord Norge	40,216	403,215

Sparebank 1 Oestlandet	14,784	206,416

SpareBank 1 SMN	46,552	629,793

SpareBank 1 SR-Bank ASA	8,041	104,333

Sparebanken Vest	37,576	384,887

St Galler Kantonalbank AG (Registered)	110	51,560

Standard Chartered plc	53,636	385,864

Sumitomo Mitsui Financial Group, Inc.	30,800	1,071,329

Sumitomo Mitsui Trust Holdings, Inc.	8,800	299,492

Suruga Bank Ltd.	81,800	292,611

Svenska Handelsbanken AB, Class A	36,608	425,057

Svenska Handelsbanken AB, Class B	908	11,114

Swedbank AB, Class A	22,044	387,763

Sydbank A/S	25,432	759,957

TBC Bank Group plc*	18,480	249,212

Toho Bank Ltd. (The)	13,600	26,502

TOMONY Holdings, Inc.(a)	79,200	213,026

Investments	Shares	Value

Banks – (continued)

Toronto-Dominion Bank (The)	42,372	$2,910,449

Unicaja Banco SA(b)	390,632	385,834

UniCredit SpA	53,284	549,195

United Overseas Bank Ltd.	37,426	748,014

Valiant Holding AG (Registered)	6,468	717,682

Van Lanschot Kempen NV, CVA	14,784	433,356

Virgin Money UK plc*	489,808	1,357,006

Walliser Kantonalbank (Registered)	485	56,899

Westpac Banking Corp.	80,608	1,555,396

Yamagata Bank Ltd. (The)	2,200	20,208

Yamaguchi Financial Group, Inc.	13,300	78,482
		64,533,385

Beverages – 1.1%

AG Barr plc*	4,785	33,655

Anheuser-Busch InBev SA/NV	13,860	981,559

Asahi Group Holdings Ltd.	12,700	530,401

Britvic plc	7,320	89,441

Budweiser Brewing Co. APAC Ltd.(a) (b)	39,600	125,170

C&C Group plc* (a)	18,656	76,509

Carlsberg A/S, Class B	1,716	301,525

Coca-Cola Amatil Ltd.(d)	11,076	113,790

Coca-Cola Bottlers Japan Holdings, Inc.(a)	3,354	53,545

Coca-Cola European Partners plc	3,487	198,131

Coca-Cola HBC AG, DI	4,000	138,566

Davide Campari-Milano NV	13,420	158,513

Diageo plc	40,040	1,802,269

Fevertree Drinks plc	2,199	76,359

Heineken Holding NV	1,496	148,753

Heineken NV	3,212	372,896

Ito En Ltd.(a)	800	44,280

Kirin Holdings Co. Ltd.	13,238	248,337

Molson Coors Canada, Inc., Class B*	156	8,623

Pernod Ricard SA	3,608	741,403

Primo Water Corp.(a)	5,512	92,031

Remy Cointreau SA(a)	584	116,842

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	107

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Beverages – (continued)

Royal Unibrew A/S	1,210	$147,880

Sapporo Holdings Ltd.	1,800	35,801

Suntory Beverage & Food Ltd.	3,000	101,276

Takara Holdings, Inc.	8,600	110,859

Treasury Wine Estates Ltd.	14,352	111,306
		6,959,720

Biotechnology – 0.6%

Abcam plc*	4,545	96,154

Argenx SE*	704	203,733

Aurinia Pharmaceuticals, Inc.* (a)	4,368	57,946

Bavarian Nordic A/S*	2,132	98,047

BioGaia AB, Class B	1,134	54,315

Clinuvel Pharmaceuticals Ltd.	1,368	30,729

CSL Ltd.	7,964	1,668,120

Galapagos NV*	924	72,178

Genmab A/S*	1,320	485,039

Genus plc	520	36,610

Grifols SA	3,564	96,747

Grifols SA (Preference), Class B	5,680	100,854

Hansa Biopharma AB* (a)	2,660	52,959

HEALIOS KK* (a)	1,100	16,615

Mesoblast Ltd.* (a)	16,640	25,129

MorphoSys AG*	880	83,201

PeptiDream, Inc.*	2,500	107,154

Pharma Mar SA(a)	414	47,345

PureTech Health plc*	5,168	29,695

SanBio Co. Ltd.* (a)	2,200	30,211

Swedish Orphan Biovitrum AB*	5,369	91,465

Vitrolife AB	1,652	62,089

Zealand Pharma A/S*	4,664	153,261
		3,699,596

Building Products – 1.1%

AGC, Inc.	4,400	200,467

Aica Kogyo Co. Ltd.(a)	1,500	53,246

Assa Abloy AB, Class B(a)	15,928	454,534

Bunka Shutter Co. Ltd.	28,100	245,767

Central Glass Co. Ltd.	200	4,121

Cie de Saint-Gobain	11,088	700,756

Investments	Shares	Value

Building Products – (continued)

Daikin Industries Ltd.	4,500	$902,841

dormakaba Holding AG	132	86,837

Geberit AG (Registered)	484	318,616

Genuit Group plc	15,664	122,535

GWA Group Ltd.	17,760	41,019

Inwido AB*	22,836	400,236

James Halstead plc	4,686	32,829

Kingspan Group plc	2,641	235,454

Lindab International AB	3,680	74,856

Lixil Corp.(a)	4,400	119,193

Munters Group AB* (b)	10,384	102,050

Nibe Industrier AB, Class B	8,458	309,882

Nichias Corp.(a)	800	20,866

Nichiha Corp.	13,200	382,819

Reliance Worldwide Corp. Ltd.	23,739	90,402

ROCKWOOL International A/S, Class A	220	86,360

ROCKWOOL International A/S, Class B	174	78,217

Sanwa Holdings Corp.	9,800	126,327

Schweiter Technologies AG	56	90,995

Sekisui Jushi Corp.	3,600	69,757

Shin Nippon Air Technologies Co. Ltd.(a)	8,800	173,335

Takara Standard Co. Ltd.	19,776	278,443

Takasago Thermal Engineering Co. Ltd.	22,000	331,092

Tarkett SA*	13,722	331,197

TOTO Ltd.	3,900	202,306

Tyman plc	76,560	447,855

Uponor OYJ	4,092	119,405
		7,234,615

Capital Markets – 3.2%

3i Group plc	22,528	399,870

Amundi SA* (b)	1,440	128,450

Anima Holding SpA(b)	116,996	606,034

Ashmore Group plc	9,588	53,100

ASX Ltd.	2,104	118,610

Avanza Bank Holding AB	2,704	97,406

Azimut Holding SpA	5,680	136,170

Banca Generali SpA	1,397	53,512

Brederode SA	80	9,804

Brewin Dolphin Holdings plc	17,746	83,539

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Brookfield Asset Management, Inc., Class A	23,584	$1,074,121

Bure Equity AB	1,980	90,714

CI Financial Corp.	5,304	85,195

Credit Suisse Group AG (Registered)	49,544	518,554

Daiwa Securities Group, Inc.	22,000	117,160

Deutsche Bank AG (Registered)*	31,504	440,152

Deutsche Boerse AG	2,684	463,002

Draper Esprit plc*	49,588	578,779

EFG International AG* (a)	34,100	298,359

EQT AB	6,188	209,517

Euronext NV(a) (b)	1,402	141,263

Fairfax India Holdings Corp.* (a) (b)	42,724	515,679

flatexDEGIRO AG*	2,024	259,974

Flow Traders(b)	2,452	101,362

Gimv NV	9,152	575,097

GMO Financial Holdings, Inc.(a)	15,200	117,228

Haitong International Securities Group Ltd.(a)	792,000	249,831

Hargreaves Lansdown plc	5,061	120,489

Hong Kong Exchanges & Clearing Ltd.	17,658	1,068,549

IG Group Holdings plc	673	8,535

IGM Financial, Inc.(a)	2,200	78,472

Intermediate Capital Group plc	6,864	207,748

Investec plc	292,776	1,181,633

IOOF Holdings Ltd.	258,148	727,833

IP Group plc*	139,744	248,432

JAFCO Group Co. Ltd.	300	21,573

Japan Exchange Group, Inc.	7,400	173,415

Julius Baer Group Ltd.	5,720	360,742

Jupiter Fund Management plc	215,116	769,616

London Stock Exchange Group plc	5,060	518,431

Macquarie Group Ltd.	5,984	741,839

Magellan Financial Group Ltd.	2,640	98,904

Man Group plc	61,623	143,466

Monex Group, Inc.(a)	9,200	71,206

Investments	Shares	Value

Capital Markets – (continued)

Natixis SA	27,241	$133,269

Ninety One plc	39,732	134,447

Nomura Holdings, Inc.	83,000	445,658

Okasan Securities Group, Inc.(a)	82,900	344,326

Partners Group Holding AG	308	439,011

Pendal Group Ltd.	6,964	39,646

Perpetual Ltd.(a)	3,971	106,285

Platinum Asset Management Ltd.	16	58

Quilter plc(b)	80,080	181,280

Rathbone Brothers plc	2,584	60,534

Ratos AB, Class B	80,872	476,868

Rothschild & Co.	12,584	448,399

Sanne Group plc	9,329	83,440

SBI Holdings, Inc.	4,800	135,694

Schroders plc	960	47,956

Schroders plc (Non-Voting)	96	3,502

Singapore Exchange Ltd.	7,600	59,696

St James’s Place plc	8,712	164,227

Standard Life Aberdeen plc	36,296	139,454

TMX Group Ltd.(a)	1,313	144,567

Tokai Tokyo Financial Holdings, Inc.	26,400	99,026

TP ICAP Group plc	299,437	985,677

UBS Group AG (Registered)	89,188	1,361,705

Value Partners Group Ltd.* (a)	8,000	5,686

VNV Global AB*	4,708	58,128

Vontobel Holding AG (Registered)	339	25,516

VP Bank AG (Registered)*	1,760	221,918

VZ Holding AG	285	24,561
		20,433,899

Chemicals – 3.1%

ADEKA Corp.	4,200	81,806

Air Liquide SA	7,304	1,232,013

Air Water, Inc.	6,000	99,355

Akzo Nobel NV	3,344	402,229

Arkema SA	1,716	214,835

Asahi Kasei Corp.	35,200	370,823

BASF SE	21,384	1,726,777

Borregaard ASA	6,375	140,725

C Uyemura & Co. Ltd.	2,200	151,558

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	109

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Chr Hansen Holding A/S*	1,584	$145,794

Chugoku Marine Paints Ltd.	9,500	85,522

CI Takiron Corp.	26,400	163,996

Clariant AG (Registered)	2,836	59,438

Corbion NV	1,352	79,294

Covestro AG(b)	2,948	193,126

Croda International plc	2,552	238,997

Daicel Corp.	100	773

DIC Corp.	2,899	74,076

Elkem ASA(b)	7	26

EMS-Chemie Holding AG (Registered)(a)	156	145,814

Evonik Industries AG	4,160	145,827

FUCHS PETROLUB SE	55	2,387

FUCHS PETROLUB SE (Preference)	1,182	63,091

Fuso Chemical Co. Ltd.	1,100	39,651

Givaudan SA (Registered)	132	553,443

Hexpol AB	5,784	71,173

ICL Group Ltd.	5,140	33,043

Incitec Pivot Ltd.*	54,091	110,724

Israel Corp. Ltd. (The)*	1,485	392,478

JCU Corp.	500	17,566

Johnson Matthey plc	3,360	151,193

JSP Corp.	2,300	37,476

JSR Corp.	3,100	95,435

K+S AG (Registered)	9,758	108,375

Kansai Paint Co. Ltd.	5,300	133,488

Koninklijke DSM NV	2,908	522,297

Konishi Co. Ltd.(a)	12,500	191,551

Kumiai Chemical Industry Co. Ltd.(a)	8,000	64,992

Kuraray Co. Ltd.	6,700	72,759

Kureha Corp.(a)	6,500	440,053

LANXESS AG	2,156	158,890

Lenzing AG*	485	64,106

Lintec Corp.	1,800	39,243

Methanex Corp.(a)	23,892	871,625

Mitsubishi Chemical Holdings Corp.(a)	27,100	201,691

Mitsubishi Gas Chemical Co., Inc.	6,200	143,337

Investments	Shares	Value

Chemicals – (continued)

Mitsui Chemicals, Inc.	5,600	$176,241

Nihon Parkerizing Co. Ltd.(a)	1,900	18,356

Nippon Kayaku Co. Ltd.	8,100	74,994

Nippon Paint Holdings Co. Ltd.	16,000	228,645

Nippon Sanso Holdings Corp.	7,200	135,298

Nippon Shokubai Co. Ltd.(a)	400	21,005

Nippon Soda Co. Ltd.	12,039	349,699

Nissan Chemical Corp.(a)	3,800	195,380

Nitto Denko Corp.	3,300	273,528

NOF Corp.	2,000	105,759

Novozymes A/S, Class B	3,828	272,833

Nufarm Ltd.*	23,520	95,019

Nutrien Ltd.	9,152	504,766

OCI NV*	1,318	30,796

Okamoto Industries, Inc.(a)	5,000	185,261

Orica Ltd.	4,722	49,460

Osaka Soda Co. Ltd.(a)	9,600	216,846

Sakata INX Corp.(a)	18,000	167,312

Sanyo Chemical Industries Ltd.	3,400	161,438

Shikoku Chemicals Corp.	7,600	85,314

Shin-Etsu Chemical Co. Ltd.	6,600	1,114,039

Shin-Etsu Polymer Co. Ltd.	4,800	45,495

Showa Denko KK	1,700	51,480

Sika AG (Registered)	2,728	814,766

SOL SpA	3,009	59,694

Solvay SA	1,584	201,741

Sumitomo Bakelite Co. Ltd.	3,000	121,312

Sumitomo Chemical Co. Ltd.	38,200	194,661

Symrise AG	1,980	255,990

Synthomer plc	26,532	186,797

T Hasegawa Co. Ltd.	900	16,814

Taiyo Holdings Co. Ltd.	900	43,557

Teijin Ltd.	3,000	49,348

Tenma Corp.	1,100	23,096

Tessenderlo Group SA*	9,856	421,195

Toagosei Co. Ltd.	5,300	59,398

Tokai Carbon Co. Ltd.	11,000	178,931

Tokuyama Corp.	3,200	72,311

Tokyo Ohka Kogyo Co. Ltd.	700	46,494

Toray Industries, Inc.	39,600	246,067

Tosoh Corp.	12,200	216,308

Toyo Ink SC Holdings Co. Ltd.	14,800	272,968

Toyobo Co. Ltd.(a)	39,600	478,946

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Ube Industries Ltd.	3,900	$78,817

Umicore SA	3,256	198,174

Victrex plc	2,830	92,001

Wacker Chemie AG	786	118,746

Yara International ASA	3,432	179,568

Zeon Corp.	8,000	127,496
		19,647,031

Commercial Services & Supplies – 1.3%

Aggreko plc	97,240	1,161,215

Babcock International Group plc*	193,644	772,424

Befesa SA(b)	2,288	160,300

Bell System24 Holdings, Inc.	5,600	84,483

Biffa plc* (b)	5,928	22,694

Bilfinger SE	12,100	452,711

Boyd Group Services, Inc.	208	38,599

Brambles Ltd.	25,652	206,075

Bravida Holding AB(b)	988	14,722

Cleanaway Waste Management Ltd.	56,747	124,928

Coor Service Management Holding AB(b)	6,692	56,665

Dai Nippon Printing Co. Ltd.	3,900	77,461

Daiseki Co. Ltd.	2,500	94,003

Downer EDI Ltd.	34,707	150,937

Duskin Co. Ltd.	3,700	87,774

Elis SA*	2,812	50,370

Elis SA—XLON*	4,520	81,346

HomeServe plc	7,771	117,707

Intrum AB	4,732	163,129

ISS A/S*	3,956	75,212

Kokuyo Co. Ltd.	5,600	86,481

Lassila & Tikanoja OYJ(a)	960	16,711

Loomis AB	2,271	74,637

Mitsubishi Pencil Co. Ltd.(a)	1,800	23,862

Nippon Kanzai Co. Ltd.	1,300	25,797

Okamura Corp.	41,400	512,458

Park24 Co. Ltd.	2,200	42,488

Pilot Corp.	500	15,919

Prestige International, Inc.	4,000	26,568

Prosegur Cash SA(a) (b)	156,640	141,422

Investments	Shares	Value

Commercial Services & Supplies – (continued)

Prosegur Cia de Seguridad SA(a)	101,332	$315,449

Relia, Inc.	2,100	25,014

Rentokil Initial plc	32,208	223,146

Ritchie Bros Auctioneers, Inc.(a)	2,886	183,431

Sato Holdings Corp.	1,100	26,950

Secom Co. Ltd.	4,400	365,348

Securitas AB, Class B	7,047	120,384

Serco Group plc*	57,046	110,655

Smart Metering Systems plc	5,165	58,068

Societe BIC SA(a)	770	54,457

Sohgo Security Services Co. Ltd.	2,900	127,085

SPIE SA*	1,216	30,769

TOMRA Systems ASA	2,590	129,933

Toppan Printing Co. Ltd.	4,400	74,994

Transcontinental, Inc., Class A(a)	29,040	549,546

Waste Connections, Inc.	5,368	638,906
		7,993,233

Communications Equipment – 0.3%

BATM Advanced Communications Ltd.*	10,755	14,882

Evertz Technologies Ltd.	1,712	21,459

Gilat Satellite Networks Ltd.	21,780	226,238

Nokia OYJ*	97,636	463,379

Spirent Communications plc	5,928	20,880

Telefonaktiebolaget LM Ericsson, Class A	3,789	52,069

Telefonaktiebolaget LM Ericsson, Class B	40,139	550,361

VTech Holdings Ltd.	66,000	605,458
		1,954,726

Construction & Engineering – 2.0%

ACS Actividades de Construccion y Servicios SA(a)	7,849	256,341

AF Gruppen ASA	2,860	69,708

Arcadis NV(a)	4,708	198,362

Ashtrom Group Ltd.	4,545	98,186

Badger Daylighting Ltd.(a)	2,812	95,044

Balfour Beatty plc	6,760	29,202

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	111

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

Boskalis Westminster*	218	$6,965

Bouygues SA(a)	5,676	243,520

Chiyoda Corp.* (a)	43,600	202,633

Cie d’Entreprises CFE(a)	2,156	218,532

CIMIC Group Ltd.* (a)	5,661	84,833

COMSYS Holdings Corp.	4,300	133,361

Dai-Dan Co. Ltd.(a)	8,900	222,205

Eiffage SA*	1,760	193,055

Elco Ltd.	2,552	135,337

Elecnor SA	20,900	261,658

Electra Ltd.	103	57,236

Ferrovial SA	4,889	139,130

Fomento de Construcciones y Contratas SA	3,696	48,497

GOLD FIN HLDG* ‡ (d)	89,827	416

Hazama Ando Corp.	15,600	118,886

Hibiya Engineering Ltd.	8,800	149,344

HOCHTIEF AG*	442	41,491

Instalco AB(b)	4,092	174,118

JDC Corp.(a)	22,000	120,360

JGC Holdings Corp.(a)	5,400	61,606

John Laing Group plc(b)	31,724	134,933

Kajima Corp.	12,300	169,919

Kandenko Co. Ltd.	3,000	25,635

Kinden Corp.	2,300	39,096

Kumagai Gumi Co. Ltd.	14,000	389,369

Kyowa Exeo Corp.	3,900	103,722

Kyudenko Corp.	2,100	73,007

Maeda Corp.	8,100	69,139

Maeda Road Construction Co. Ltd.	1,200	23,055

Meisei Industrial Co. Ltd.	15,600	109,181

Mirait Holdings Corp.	6,700	108,249

Monadelphous Group Ltd.(a)	9,080	89,426

Morgan Sindall Group plc	17,556	559,065

NCC AB, Class B	246	4,652

Nichireki Co. Ltd.	8,800	115,288

Nippo Corp.	2,000	52,367

Nippon Densetsu Kogyo Co. Ltd.	1,700	27,560

Nippon Koei Co. Ltd.	4,400	118,670

Nippon Road Co. Ltd. (The)	1,900	138,017

Investments	Shares	Value

Construction & Engineering – (continued)

Nishimatsu Construction Co. Ltd.(a)	24,600	$653,569

NRW Holdings Ltd.	182,424	274,077

Obayashi Corp.	8,900	81,179

Okumura Corp.	16,200	405,204

Peab AB, Class B*	3,999	57,840

Penta-Ocean Construction Co. Ltd.	1,500	11,692

Raito Kogyo Co. Ltd.	7,600	122,095

Raiznext Corp.(a)	13,200	138,998

Sacyr SA—BATE(a)	156,741	435,107

Sanki Engineering Co. Ltd.(a)	19,200	244,161

Shapir Engineering and Industry Ltd.	7,497	53,881

Shikun & Binui Ltd.*	10,568	71,325

Shimizu Corp.	9,000	73,693

Shinnihon Corp.	5,400	41,696

SHO-BOND Holdings Co. Ltd.	1,200	50,062

Skanska AB, Class B	5,096	138,372

SNC-Lavalin Group, Inc.(a)	6,208	138,724

Sumitomo Densetsu Co. Ltd.(a)	8,800	186,619

Sumitomo Mitsui Construction Co. Ltd.	76,440	325,887

Sweco AB, Class B	7,413	132,379

Taihei Dengyo Kaisha Ltd.	4,600	111,691

Taikisha Ltd.	15,200	408,838

Taisei Corp.	3,500	129,043

Takamatsu Construction Group Co. Ltd.	8,900	167,814

Toda Corp.	14,000	99,776

Toenec Corp.	4,400	153,168

Tokyu Construction Co. Ltd.	36,000	186,085

Totetsu Kogyo Co. Ltd.	10,600	245,059

Veidekke ASA	3,088	47,575

Vinci SA	7,920	871,416

Webuild SpA(a)	114,004	246,068

WSP Global, Inc.	1,210	125,534

YIT OYJ	62,832	389,531

Yokogawa Bridge Holdings Corp.	18,000	339,070

Yurtec Corp.	17,800	127,021
		12,994,625

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction Materials – 0.8%

Adbri Ltd.(a)	8,796	$21,878

Boral Ltd.* (a)	35,620	170,591

Breedon Group plc*	45,296	64,722

Brickworks Ltd.	3,147	49,347

Buzzi Unicem SpA	3,148	84,166

Cementir Holding NV	19,404	216,767

CRH plc	12,981	615,929

CSR Ltd.	42,536	196,156

Fletcher Building Ltd.(a)	17,649	92,061

HeidelbergCement AG	3,300	302,787

Ibstock plc(b)	9,600	29,348

Imerys SA	1,103	57,414

James Hardie Industries plc, CHDI	6,640	220,037

LafargeHolcim Ltd. (Registered)*	11,880	733,341

Marshalls plc*	18,348	184,685

Mitani Sekisan Co. Ltd.(a)	100	3,486

RHI Magnesita NV	12,848	807,607

Sumitomo Osaka Cement Co. Ltd.(a)	14,900	472,334

Taiheiyo Cement Corp.	100	2,506

Titan Cement International SA*	13,420	272,050

Vicat SA	12,760	642,069

Wienerberger AG	3,846	151,025
		5,390,306

Consumer Finance – 0.3%

Acom Co. Ltd.(a)	24,400	104,694

AEON Financial Service Co. Ltd.	4,800	54,453

Aiful Corp.	8,800	25,280

Cembra Money Bank AG	726	79,004

Credit Corp. Group Ltd.	3,350	75,121

Credit Saison Co. Ltd.	6,200	71,186

Hong Leong Finance Ltd.	110,000	208,359

Isracard Ltd.*	77,440	290,100

Jaccs Co. Ltd.	13,200	257,708

Provident Financial plc*	11,220	38,029

Resurs Holding AB(b)	62,594	324,083

Sun Hung Kai & Co. Ltd.	105,996	54,589

Zip Co. Ltd.* (a)	14,040	87,412
		1,670,018

Investments	Shares	Value

Containers & Packaging – 0.3%

BillerudKorsnas AB	2,965	$60,627

Cascades, Inc.(a)	27,764	325,440

CCL Industries, Inc., Class B	2,960	167,874

DS Smith plc	27,632	160,989

FP Corp.	1,200	46,604

Fuji Seal International, Inc.	2,000	44,408

Huhtamaki OYJ	2,051	97,426

Mayr Melnhof Karton AG	275	57,138

Orora Ltd.	35,495	87,190

Pack Corp. (The)	1,200	29,905

Pact Group Holdings Ltd.	77,704	217,882

Rengo Co. Ltd.(a)	700	5,809

SIG Combibloc Group AG*	9,988	244,868

Smurfit Kappa Group plc	5,148	263,751

Toyo Seikan Group Holdings Ltd.	5,600	65,476

Vidrala SA	396	44,620

Winpak Ltd.	74	2,567
		1,922,574

Distributors – 0.1%

Arata Corp.	7,900	320,900

Bapcor Ltd.(a)	16,060	95,771

Doshisha Co. Ltd.	7,000	117,835

Inchcape plc*	8,938	96,712

Jardine Cycle & Carriage Ltd.	4,422	77,046

PALTAC Corp.	800	41,645
		749,909

Diversified Consumer Services – 0.1%

AcadeMedia AB(b)	28,644	298,440

Benesse Holdings, Inc.	2,000	44,152

IDP Education Ltd.(a)	2,501	43,893

InvoCare Ltd.(a)	4,432	38,685
		425,170

Diversified Financial Services – 1.3%

Ackermans & van Haaren NV	454	72,688

Aker ASA, Class A	760	56,852

AMP Ltd.(a)	89,503	77,087

Banca Mediolanum SpA	9,158	85,682

Banque Nationale de Belgique	84	186,565

BFF Bank SpA(b)	55,308	496,019

Burford Capital Ltd.*	82,104	1,089,027

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	113

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Financial Services – (continued)

Cerved Group SpA*	10,505	$123,361

Challenger Ltd.	11,680	46,104

Creades AB, Class A	18,920	281,929

ECN Capital Corp.	100,540	673,427

Element Fleet Management Corp.(a)	13,936	170,490

Eurazeo SE	1,664	138,816

EXOR NV	2,816	231,598

First Pacific Co. Ltd.	968,000	331,522

Fuyo General Lease Co. Ltd.	700	46,558

GRENKE AG	495	20,105

Groupe Bruxelles Lambert SA(a)	880	96,379

HAL Trust	1,010	181,160

Industrivarden AB, Class A(a)	1,496	57,464

Industrivarden AB, Class C	250	9,035

Investor AB, Class A	2,092	178,132

Investor AB, Class B(a)	7,379	627,356

Japan Securities Finance Co. Ltd.(a)	22,000	162,225

KBC Ancora*	1,377	60,205

Kinnevik AB, Class B* (a)	4,796	265,444

L E Lundbergforetagen AB, Class B	1,348	77,127

M&G plc	72,688	218,691

Mitsubishi HC Capital, Inc.	33,229	190,306

Mizuho Leasing Co. Ltd.	13,338	398,413

Omni Bridgeway Ltd.(a)	113,564	328,959

Onex Corp.	157	10,502

ORIX Corp.	27,900	448,600

PEUGEOT INVEST	308	41,600

Plus500 Ltd.	4,264	83,833

Ricoh Leasing Co. Ltd.	4,400	139,481

Sofina SA	330	125,612

SRH NV* ‡ (d)	2,857	—

Tokyo Century Corp.(a)	600	37,052

Wendel SE	497	66,231

Zenkoku Hosho Co. Ltd.	1,600	71,799
		8,003,436

Investments	Shares	Value

Diversified Telecommunication Services – 1.2%

ARTERIA Networks Corp.(a)	1,900	$26,978

BCE, Inc.	3,652	172,477

Bezeq The Israeli Telecommunication Corp. Ltd.*	52,780	57,559

BT Group plc*	226,248	516,709

Cellnex Telecom SA(a) (b)	11,395	645,262

Chorus Ltd.	13,242	64,513

Deutsche Telekom AG (Registered)	77,396	1,490,709

Elisa OYJ	1,820	103,389

Euskaltel SA(b)	8,683	115,606

Gamma Communications plc	1,701	42,816

HKBN Ltd.(a)	51,500	75,458

HKT Trust & HKT Ltd.	53,400	77,554

Iliad SA	646	117,426

Infrastrutture Wireless Italiane SpA(b)	5,179	60,474

Internet Initiative Japan, Inc.	4,600	102,559

Koninklijke KPN NV	57,464	198,256

Nippon Telegraph & Telephone Corp.	31,800	801,509

NOS SGPS SA	1,360	5,164

Orange SA	49,280	613,996

PCCW Ltd.	127,035	73,602

Proximus SADP(a)	4,056	86,569

Singapore Telecommunications Ltd.	211,200	396,873

Spark New Zealand Ltd.	3,270	10,323

Swisscom AG (Registered)(a)	352	191,158

Telecom Italia SpA	255,816	140,518

Telecom Italia SpA (Retirement Savings Plan)	178,600	104,919

Telefonica Deutschland Holding AG	14,053	40,905

Telefonica SA(a)	134,062	621,893

Telekom Austria AG	1,426	11,673

Telenor ASA	5,588	99,846

Telia Co. AB	49,764	206,218

Telstra Corp. Ltd.	52,988	138,755

TELUS Corp.	10,203	211,491

United Internet AG (Registered)	1,560	65,746

Vocus Group Ltd.*	38,775	163,836
		7,852,739

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – 1.3%

Acciona SA	857	$149,281

AusNet Services	46,020	67,364

BKW AG	773	86,619

Chubu Electric Power Co., Inc.	17,600	212,623

Chugoku Electric Power Co., Inc. (The)	4,206	46,945

CK Infrastructure Holdings Ltd.	500	3,064

CLP Holdings Ltd.	22,500	222,050

Contact Energy Ltd.	20,140	108,956

EDP—Energias de Portugal SA	32,564	181,185

Electricite de France SA*	11,915	173,841

Elia Group SA/NV(a)	794	86,024

Emera, Inc.(a)	2,950	133,975

Endesa SA	4,476	117,786

Enel SpA	181,676	1,808,006

EVN AG	2,240	51,180

Fortis, Inc.	6,132	273,303

Fortum OYJ	9,900	260,400

Genesis Energy Ltd.	14,326	35,359

HK Electric Investments & HK Electric Investments Ltd.(b)	500	501

Hokkaido Electric Power Co., Inc.(a)	86,100	408,818

Hokuriku Electric Power Co.	9,300	56,325

Hydro One Ltd.(b)	9,680	231,889

Iberdrola SA	96,867	1,310,096

Kansai Electric Power Co., Inc. (The)	21,700	214,806

Kyushu Electric Power Co., Inc.(a)	4,400	40,174

Mercury NZ Ltd.	17,270	85,995

Okinawa Electric Power Co., Inc. (The)	18,370	243,522

Orsted A/S(b)	3,080	449,811

Power Assets Holdings Ltd.	17,000	104,515

Red Electrica Corp. SA	3,432	63,108

Romande Energie Holding SA (Registered)	21	29,702

Shikoku Electric Power Co., Inc.	8,600	62,943

Spark Infrastructure Group	1,271	2,150

SSE plc	17,380	353,252

Terna Rete Elettrica Nazionale SpA	22,982	169,591

Investments	Shares	Value

Electric Utilities – (continued)

Tohoku Electric Power Co., Inc.	5,600	$49,337

Tokyo Electric Power Co. Holdings, Inc.*	31,200	92,197

Trustpower Ltd.	5,123	32,494

Verbund AG(a)	1,385	113,874
		8,133,061

Electrical Equipment – 1.4%

ABB Ltd. (Registered)	31,768	1,032,752

Ballard Power Systems, Inc.* (a)	1,824	39,795

Denyo Co. Ltd.(a)	8,800	160,937

Fagerhult AB	31,408	216,178

Fuji Electric Co. Ltd.	4,500	204,817

Fujikura Ltd.*	110,000	566,580

Huber + Suhner AG (Registered)	867	69,584

ITM Power plc*	10,192	73,449

Legrand SA	4,972	484,809

Mabuchi Motor Co. Ltd.(a)	2,000	80,051

Mitsubishi Electric Corp.	32,700	503,192

NEL ASA*	12,688	36,927

Nexans SA*	10,340	850,772

Nidec Corp.	8,910	1,031,573

Nissin Electric Co. Ltd.(a)	1,200	13,229

Nitto Kogyo Corp.	1,800	31,700

NKT A/S*	2,904	120,905

Nordex SE*	3,040	88,049

OSRAM Licht AG*	880	55,139

Prysmian SpA	5,460	171,220

Schneider Electric SE	8,888	1,423,231

Siemens Energy AG*	6,952	232,653

Siemens Gamesa Renewable Energy SA*	6,044	219,001

Signify NV* (b)	3,848	219,150

Somfy SA	275	48,664

TKH Group NV, CVA	2,194	105,012

Ushio, Inc.	5,900	78,213

Vestas Wind Systems A/S	18,920	790,777
		8,948,359

Electronic Equipment, Instruments & Components – 1.8%

Alps Alpine Co. Ltd.	5,348	64,780

ALSO Holding AG (Registered)*	52	15,765

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	115

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Amano Corp.	2,600	$70,623

Anritsu Corp.(a)	500	9,734

Azbil Corp.	3,000	121,312

Barco NV	2,608	66,495

Canon Electronics, Inc.	2,800	44,777

Canon Marketing Japan, Inc.	3,700	89,263

Carel Industries SpA(a) (b)	4,028	90,287

Citizen Watch Co. Ltd.	106,000	355,903

Comet Holding AG (Registered)	352	90,311

CONEXIO Corp.	2,200	27,876

Daiwabo Holdings Co. Ltd.(a)	44,000	687,947

FIH Mobile Ltd.* (a)	1,208,000	171,086

Fingerprint Cards AB, Class B*	10,108	41,588

FIT Hon Teng Ltd.* (a) (b)	44,000	13,540

Halma plc	8,140	291,674

Hamamatsu Photonics KK	3,400	197,210

Hexagon AB, Class B	4,972	474,753

Hirose Electric Co. Ltd.	782	124,556

Hitachi Ltd.	22,000	1,083,043

Horiba Ltd.	800	52,038

Hosiden Corp.	17,600	166,975

Ibiden Co. Ltd.	4,400	208,517

Inficon Holding AG (Registered)	110	117,833

Iriso Electronics Co. Ltd.	1,200	56,759

Japan Aviation Electronics Industry Ltd.	2,044	36,521

Jenoptik AG	2,585	79,289

Kaga Electronics Co. Ltd.	8,900	196,312

Keyence Corp.	3,200	1,537,569

Kyocera Corp.	5,300	321,816

Lagercrantz Group AB, Class B	5,832	60,246

Landis+Gyr Group AG*	1,102	76,604

LEM Holding SA (Registered)	27	50,622

Macnica Fuji Electronics Holdings, Inc.	22,100	446,226

Murata Manufacturing Co. Ltd.	10,700	851,947

Mycronic AB	3,001	88,585

Nichicon Corp.	7,600	74,675

Nippon Ceramic Co. Ltd.	900	21,235

Nippon Signal Co. Ltd.	23,500	199,300

Investments	Shares		Value

Electronic Equipment, Instruments & Components – (continued)

Nissha Co. Ltd.	4,400		$51,606

Nohmi Bosai Ltd.	2,500		47,207

Oki Electric Industry Co. Ltd.	39,600		418,444

Omron Corp.	4,400		333,708

Optex Group Co. Ltd.	1,000		15,260

Oxford Instruments plc	4,444		134,134

Renishaw plc	1,617		140,262

Restar Holdings Corp.(a)	13,200		233,314

Shimadzu Corp.	6,200		216,962

Siix Corp.	3,628		48,426

Spectris plc	3,026		136,331

Taiyo Yuden Co. Ltd.	2,500		114,816

TDK Corp.	2,900		393,989

Topcon Corp.	2,200		30,030

Venture Corp. Ltd.	4,500		68,156

VSTECS Holdings Ltd.	356,000		352,478

Yokogawa Electric Corp.	1,600		29,042
			11,539,757

Energy Equipment & Services – 0.4%

BW Offshore Ltd.	42,284		170,394

Drilling Co. of 1972 A/S (The)*	5,984		252,819

John Wood Group plc*	264,792		1,032,396

Modec, Inc.	10,400		198,761

Ocean Yield ASA(a)	30,348		109,072

Saipem SpA(a)	199,716		461,963

SBM Offshore NV	5,113		89,094

Subsea 7 SA	26		264

TechnipFMC plc* (a)	12,457		92,521

Tenaris SA	6,336		68,325

TGS NOPEC Geophysical Co. ASA	1,140		17,392

Vallourec SA*	—	(e)	4

Worley Ltd.	10,916		91,572
			2,584,577

Entertainment – 0.6%

Bollore SA	12,858		65,010

Capcom Co. Ltd.	5,200		168,885

CTS Eventim AG & Co. KGaA*	1,375		95,142

Daiichikosho Co. Ltd.	1,100		40,959

DeNA Co. Ltd.	4,000		81,716

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – (continued)

Embracer Group AB*	8,008	$246,801

EVENT Hospitality and Entertainment Ltd.*	2,282	22,563

IGG, Inc.(a)	308,000	521,076

Kinepolis Group NV*	1,030	55,995

Koei Tecmo Holdings Co. Ltd.	2,246	100,377

Konami Holdings Corp.	2,200	131,229

Modern Times Group MTG AB, Class B*	586	9,009

Nexon Co. Ltd.	8,800	291,844

Nintendo Co. Ltd.	2,100	1,204,419

Paradox Interactive AB	952	22,315

Shochiku Co. Ltd.	300	33,649

Square Enix Holdings Co. Ltd.	1,800	100,123

Toei Animation Co. Ltd.	900	102,758

Toho Co. Ltd.	4,100	163,167

Ubisoft Entertainment SA*	1,425	107,145

Vivendi SE*	15,180	529,937
		4,094,119

Equity Real Estate Investment Trusts (REITs) – 2.5%

Activia Properties, Inc.(a)	15	69,164

Advance Residence Investment Corp.	18	57,390

Aedifica SA	1,039	127,076

AEON REIT Investment Corp.	29	39,930

ALE Property Group	9,620	33,216

Allied Properties REIT(a)	1,540	53,391

alstria office REIT-AG	6,756	121,098

Altarea SCA	1,188	239,973

ARGAN SA	1,898	189,182

Argosy Property Ltd.	67,002	71,390

Artis REIT(a)	22,836	201,778

Ascendas REIT	68,635	160,444

Ascott Residence Trust	30,164	24,033

Assura plc	57,957	59,742

Aventus Group	20,768	47,645

Befimmo SA	657	27,958

Big Yellow Group plc	7,176	118,829

Boardwalk REIT(a)	616	18,357

British Land Co. plc (The)	16,528	118,630

BWP Trust	12,444	39,699

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Capital & Counties Properties plc*	43,340	$109,092

CapitaLand China Trust	3,414	3,541

CapitaLand Integrated Commercial Trust	37,044	59,865

Carmila SA	17,512	294,290

CDL Hospitality Trusts	36,800	34,576

Centuria Office REIT	160,732	273,146

Champion REIT	68,000	39,573

Charter Hall Group	5,096	55,110

Charter Hall Long Wale REIT	3,602	13,606

Charter Hall Retail REIT	25,935	74,525

Charter Hall Social Infrastructure REIT	31	78

Choice Properties REIT	3,957	44,839

Cofinimmo SA	507	77,817

Comforia Residential REIT, Inc.	34	108,870

Cominar REIT(a)	36,168	286,945

Covivio(a)	1,449	129,428

Cromwell European REIT(b)	115,868	66,254

Cromwell Property Group(a)	48,403	32,715

Daiwa House REIT Investment Corp.	42	112,622

Daiwa Securities Living Investments Corp.	26	26,689

Derwent London plc	1,508	69,506

Dexus	8,888	69,823

Dream Office REIT(a)	3,966	68,120

ESR-REIT	1,044,000	325,661

Far East Hospitality Trust	53,976	25,560

First Capital REIT(a)	39,688	571,350

Fortune REIT	48,000	48,390

Frasers Centrepoint Trust	33,249	60,730

Frasers Hospitality Trust	39,200	16,353

Frasers Logistics & Commercial Trust(b)	4,239	4,684

Frontier Real Estate Investment Corp.	12	52,477

Fukuoka REIT Corp.	26	42,626

Gecina SA	352	51,548

Global One Real Estate Investment Corp.	48	55,551

GLP J-REIT	74	124,027

Goodman Group	30,052	438,970

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	117

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Goodman Property Trust(a)	19,085	$30,537

GPT Group (The)	41,404	147,759

Granite REIT(a)	1,072	68,571

Great Portland Estates plc	14,916	143,118

Growthpoint Properties Australia Ltd.(a)	19,121	55,240

H&R REIT(a)	5,632	69,725

Hamborner REIT AG	6,058	66,465

Hammerson plc(a)	1,687,382	930,768

Hankyu Hanshin REIT, Inc.	26	36,417

Heiwa Real Estate REIT, Inc.	87	131,091

Hibernia REIT plc	34,222	46,882

Hoshino Resorts REIT, Inc.	24	140,963

Hulic Reit, Inc.(a)	23	36,739

ICADE	154	11,994

Ichigo Office REIT Investment Corp.(a)	40	34,948

Ingenia Communities Group	35,948	146,615

Inmobiliaria Colonial Socimi SA	7,185	72,957

InterRent REIT(a)	28,380	354,116

Invincible Investment Corp.	121	43,450

Irongate Group(a)	174,504	188,040

Japan Hotel REIT Investment Corp.	77	44,099

Japan Logistics Fund, Inc.	19	54,407

Japan Metropolitan Fund Invest	147	144,842

Japan Prime Realty Investment Corp.	25	101,665

Japan Real Estate Investment Corp.(a)	24	148,868

Kenedix Office Investment Corp.	9	66,365

Kenedix Residential Next Investment Corp.	34	70,237

Kenedix Retail REIT Corp.	31	79,354

Keppel DC REIT	47,500	96,043

Keppel Pacific Oak US REIT(b)	154,000	114,730

Keppel REIT	80,733	75,247

Kiwi Property Group Ltd.	3,973	3,620

Klepierre SA	5,108	135,647

Land Securities Group plc	13,636	136,085

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

LaSalle Logiport REIT	44	$71,451

Link REIT	36,774	347,767

LondonMetric Property plc	31,548	98,454

LXI REIT plc(b)	81,418	153,986

Mapletree Commercial Trust	34,368	56,574

Mapletree Industrial Trust	33,416	71,082

Mapletree Logistics Trust	73,207	109,502

Mapletree North Asia Commercial Trust(b)	49,500	40,555

Merlin Properties Socimi SA	10,940	121,081

Mirvac Group	45,364	94,261

Mori Hills REIT Investment Corp.	16	23,230

Mori Trust Hotel Reit, Inc.(a)	132	164,842

National Storage REIT	70,798	109,923

Nippon Accommodations Fund, Inc.	8	47,500

Nippon Building Fund, Inc.	17	111,669

Nippon Prologis REIT, Inc.	41	131,659

NIPPON REIT Investment Corp.	23	89,218

Nomura Real Estate Master Fund, Inc.	51	80,626

NTT UD REIT Investment Corp.(a)	67	99,423

One REIT, Inc.	14	39,321

Orix JREIT, Inc.	49	86,430

OUE Commercial REIT	82,177	25,016

Parkway Life REIT	12,500	39,180

Precinct Properties New Zealand Ltd.	22,735	26,915

Primary Health Properties plc	6,188	12,954

Property for Industry Ltd.(a)	26,317	53,815

Reit 1 Ltd.	69,740	370,487

Retail Estates NV	3,784	291,076

Safestore Holdings plc	6,952	81,960

Sasseur REIT(b)	277,200	192,732

Scentre Group	122,012	256,355

Secure Income REIT plc(a)	14,030	73,330

Segro plc	19,096	265,848

Sekisui House Reit, Inc.	55	45,789

Shaftesbury plc* (a)	14,432	125,586

Shopping Centres Australasia Property Group	54,215	104,277

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Societe Fonciere Lyonnaise SA	516	$37,518

SPH REIT	44,800	29,802

Star Asia Investment Corp.	156	79,923

Starhill Global REIT	600,800	255,150

Stockland	57,904	209,327

Summit Industrial Income REIT(a)	14,652	185,919

Sunlight REIT	55,000	30,237

Suntec REIT	3,900	4,485

Tokyu REIT, Inc.	21	35,677

Tritax Big Box REIT plc	47,975	126,404

UK Commercial Property REIT Ltd.	18,880	21,017

Unibail-Rodamco-Westfield* (a)	3,476	287,009

Unibail-Rodamco-Westfield, CHDI* (a)	5	20

UNITE Group plc (The)	9,194	148,299

United Urban Investment Corp.	84	125,572

Vicinity Centres	98,852	121,028

Vital Healthcare Property Trust(a)	45,502	95,984

Warehouses De Pauw CVA	4,239	149,617

Waypoint REIT	46,112	88,692

Workspace Group plc	8,954	101,658

WPT Industrial REIT(a)	7,436	124,330
		16,087,028

Food & Staples Retailing – 1.4%

Aeon Co. Ltd.	14,713	401,459

Ain Holdings, Inc.	800	44,426

Alimentation Couche-Tard, Inc.	608	20,639

Alimentation Couche-Tard, Inc., Class B	12,408	420,089

Arcs Co. Ltd.	2,818	60,534

Axfood AB	3,184	79,828

Belc Co. Ltd.	800	42,377

Carrefour SA(a)	10,949	212,271

Casino Guichard Perrachon SA* (a)	2,142	74,907

Cawachi Ltd.	5,400	116,097

Coles Group Ltd.	24,728	311,731

Cosmos Pharmaceutical Corp.	200	28,709

Investments	Shares	Value

Food & Staples Retailing – (continued)

Create SD Holdings Co. Ltd.	2,000	$60,656

Daikokutenbussan Co. Ltd.	400	29,861

Dairy Farm International Holdings Ltd.	7,600	33,136

Distribuidora Internacional de Alimentacion SA*	37,128	3,647

Empire Co. Ltd., Class A	1,666	52,355

Etablissements Franz Colruyt NV	1,044	61,996

George Weston Ltd.	1,629	143,713

GrainCorp Ltd., Class A	10,837	42,692

Heiwado Co. Ltd.	18,800	382,003

ICA Gruppen AB	1,916	88,371

Inageya Co. Ltd.	2,398	34,970

Itochu-Shokuhin Co. Ltd.	400	18,041

J Sainsbury plc	16,852	55,461

Jeronimo Martins SGPS SA	988	18,066

Kato Sangyo Co. Ltd.	1,400	40,986

Kesko OYJ, Class A	2,248	64,406

Kesko OYJ, Class B	7,848	239,398

Kobe Bussan Co. Ltd.(a)	3,200	85,544

Koninklijke Ahold Delhaize NV	25,960	699,702

Kusuri no Aoki Holdings Co. Ltd.	600	42,157

Loblaw Cos. Ltd.	2,640	146,464

MARR SpA*	1,155	25,875

Matsumotokiyoshi Holdings Co. Ltd.(a)	3,600	144,422

Maxvalu Nishinihon Co. Ltd.(a)	8,800	144,513

Maxvalu Tokai Co. Ltd.	2,400	54,453

Metcash Ltd.(a)	43,474	119,214

METRO AG	8,528	93,421

Metro, Inc.	4,532	207,480

Nihon Chouzai Co. Ltd.	1,600	25,909

North West Co., Inc. (The)	95	2,734

Olam International Ltd.	35,100	45,907

Qol Holdings Co. Ltd.	10,300	129,192

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	243	17,082

Seven & i Holdings Co. Ltd.	17,900	769,517

Sheng Siong Group Ltd.	51,500	60,001

Shufersal Ltd.	3,578	29,036

Sligro Food Group NV* (a)	10,032	318,820

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	119

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food & Staples Retailing – (continued)

Sonae SGPS SA	301,268	$282,880

Sugi Holdings Co. Ltd.	800	61,479

Sundrug Co. Ltd.	1,600	54,526

Tesco plc	110,011	336,618

Tsuruha Holdings, Inc.	900	103,911

United Super Markets Holdings, Inc.	2,000	20,219

Valor Holdings Co. Ltd.(a)	20,400	436,163

Welcia Holdings Co. Ltd.(a)	3,600	112,310

Wm Morrison Supermarkets plc	55,924	134,611

Woolworths Group Ltd.	19,272	585,046

Yokohama Reito Co. Ltd.	22,100	176,913

Zur Rose Group AG* (a)	260	86,662
		8,735,606

Food Products – 2.5%

a2 Milk Co. Ltd. (The)* (a)	8,840	48,522

AAK AB	5,004	114,866

Agrana Beteiligungs AG	6,028	130,617

Ajinomoto Co., Inc.	7,900	158,029

Ariake Japan Co. Ltd.	800	46,329

Associated British Foods plc*	4,888	156,198

Austevoll Seafood ASA	8,913	114,145

Bakkafrost P/F	1,281	101,855

Barry Callebaut AG (Registered)	38	83,995

Bega Cheese Ltd.(a)	8,671	42,800

Bell Food Group AG (Registered)	320	99,995

Bonduelle SCA	3,784	99,986

Calbee, Inc.	3,200	76,674

Chocoladefabriken Lindt & Spruengli AG*	24	222,883

Chocoladefabriken Lindt & Spruengli AG (Registered)*	4	395,592

Chubu Shiryo Co. Ltd.(a)	13,200	164,479

Costa Group Holdings Ltd.	13,860	49,891

Danone SA	10,692	754,628

DyDo Group Holdings, Inc.	500	23,192

Ebro Foods SA	1,618	33,151

Elders Ltd.	1,508	14,176

Investments	Shares		Value

Food Products – (continued)

Emmi AG (Registered)	41		$42,616

First Resources Ltd.	5,100		5,865

Freedom Foods Group Ltd.* (a)	4,368		1,383

Fuji Oil Holdings, Inc.	3,400		87,562

Fujicco Co. Ltd.	2,000		35,149

Fujiya Co. Ltd.	400		7,842

Glanbia plc(a)	7,586		111,776

Golden Agri-Resources Ltd.	213,400		40,101

Grieg Seafood ASA*	20,900		208,165

House Foods Group, Inc.	2,400		74,544

Inghams Group Ltd.(a)	151,800		383,433

Itoham Yonekyu Holdings, Inc.	6,500		41,805

Japfa Ltd.	201,820		138,804

J-Oil Mills, Inc.	8,800		148,539

Kagome Co. Ltd.	900		25,813

Kameda Seika Co. Ltd.	900		37,793

Kerry Group plc, Class A	2,244		291,203

Kikkoman Corp.(a)	4,000		245,551

Kotobuki Spirits Co. Ltd.(a)	1,000		59,833

Leroy Seafood Group ASA	11,649		107,177

Lotus Bakeries NV	13		70,892

Maple Leaf Foods, Inc.	301		6,941

Maruha Nichiro Corp.(a)	17,600		402,221

Mehadrin Ltd.*	—	(e)	16

MEIJI Holdings Co. Ltd.	1,600		99,099

Mitsui DM Sugar Holdings Co. Ltd.	3,400		56,239

Morinaga & Co. Ltd.	1,100		36,631

Morinaga Milk Industry Co. Ltd.	1,200		65,651

Mowi ASA	3,640		90,078

Nestle SA (Registered)	48,312		5,767,458

Neto Malinda Trading Ltd.*	2,288		53,663

Nichirei Corp.	3,500		88,441

Nippn Corp.	1,500		21,408

Nippon Suisan Kaisha Ltd.	123,200		575,959

Nisshin Oillio Group Ltd. (The)	9,900		278,057

Nisshin Seifun Group, Inc.	7,090		114,291

Nissin Foods Holdings Co. Ltd.	1,500		106,354

Norway Royal Salmon ASA	2,651		63,115

Orkla ASA	13,798		141,099

Premier Foods plc*	280,104		378,123

Premium Brands Holdings Corp.	1,100		106,915

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Riken Vitamin Co. Ltd.(a)	400	$4,981

S&B Foods, Inc.	4,400	196,441

Sakata Seed Corp.	2,800	98,751

Salmar ASA	52	3,616

Saputo, Inc.	4,455	141,450

Savencia SA	1,716	151,624

Schouw & Co. A/S	1,160	124,306

Showa Sangyo Co. Ltd.	4,400	118,871

Societe LDC SA(a)	1,734	199,972

Strauss Group Ltd.	952	27,882

Suedzucker AG	1,979	32,447

Synlait Milk Ltd.* (a)	1,760	4,142

Tate & Lyle plc	3,262	36,131

Toyo Suisan Kaisha Ltd.	2,800	114,121

Vilmorin & Cie SA	1,612	113,133

Viscofan SA	825	56,509

Vitasoy International Holdings Ltd.(a)	16,000	61,904

WH Group Ltd.(b)	154,000	134,631

Wilmar International Ltd.	74,800	293,488

Yakult Honsha Co. Ltd.	1,700	82,741

Yamazaki Baking Co. Ltd.	2,900	45,926
		15,592,675

Gas Utilities – 0.3%

AltaGas Ltd.	6,799	126,949

APA Group	16,324	126,473

Enagas SA(a)	5,500	119,971

Hong Kong & China Gas Co. Ltd.(a)	151,340	242,788

Naturgy Energy Group SA(a)	6,820	175,118

Nippon Gas Co. Ltd.	6,000	105,503

Osaka Gas Co. Ltd.	5,700	109,927

Rubis SCA	2,653	124,713

Saibu Gas Holdings Co. Ltd.(a)	3,600	83,821

Shizuoka Gas Co. Ltd.	26,400	223,653

Snam SpA	23,751	133,808

Superior Plus Corp.	14,520	177,280

Toho Gas Co. Ltd.	2,000	111,065

Tokyo Gas Co. Ltd.	6,800	137,674
		1,998,743

Investments	Shares	Value

Health Care Equipment & Supplies – 1.3%

Alcon, Inc.*	7,832	$588,226

Ambu A/S, Class B(a)	3,172	177,967

Ansell Ltd.	52	1,697

Arjo AB, Class B	4,131	40,842

Asahi Intecc Co. Ltd.	3,200	86,130

BioMerieux	825	98,241

Carl Zeiss Meditec AG	715	126,138

Cochlear Ltd.	848	145,746

Coloplast A/S, Class B	1,496	247,854

ConvaTec Group plc(b)	5,396	16,302

CYBERDYNE, Inc.* (a)	4,500	25,772

Demant A/S*	2,796	140,396

DiaSorin SpA	293	49,821

Draegerwerk AG & Co. KGaA	1,496	132,185

Draegerwerk AG & Co. KGaA (Preference)	2,816	263,226

Eiken Chemical Co. Ltd.	1,600	31,881

Elekta AB, Class B	6,069	81,320

Fisher & Paykel Healthcare Corp. Ltd.	10,847	279,789

Getinge AB, Class B	3,120	105,713

GN Store Nord A/S	1,976	178,611

Hogy Medical Co. Ltd.	1,200	36,229

Hoya Corp.	6,900	784,973

Japan Lifeline Co. Ltd.	3,000	42,267

Koninklijke Philips NV*	14,516	819,198

Mani, Inc.(a)	3,900	91,912

Menicon Co. Ltd.	1,600	97,489

Nagaileben Co. Ltd.	1,500	35,117

Nakanishi, Inc.	5,100	104,608

Nanosonics Ltd.* (a)	16,777	78,145

Nihon Kohden Corp.	2,300	69,544

Nipro Corp.	5,200	62,606

Olympus Corp.	22,000	452,358

Paramount Bed Holdings Co. Ltd.	1,600	31,764

PolyNovo Ltd.* (a)	32,604	75,555

Revenio Group OYJ	3,036	218,370

Sartorius AG (Preference)	612	345,672

Sectra AB, Class B*	1,100	78,704

Siemens Healthineers AG(b)	3,085	176,328

Smith & Nephew plc	15,444	335,820

Sonova Holding AG (Registered)*	842	249,355

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	121

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Straumann Holding AG (Registered)	187	$267,465

Sysmex Corp.	2,400	239,879

Terumo Corp.	11,800	446,069

Ypsomed Holding AG (Registered)	81	13,020
		7,970,304

Health Care Providers & Services – 0.7%

AEVIS VICTORIA SA* (a)	15,004	222,087

Alfresa Holdings Corp.	5,500	98,472

Ambea AB* (b)	20,095	188,931

Amplifon SpA*	3,067	129,702

As One Corp.	700	87,416

BML, Inc.	3,300	114,272

CareTech Holdings plc(a)	55,704	433,442

Chartwell Retirement Residences	5,472	55,645

China Evergrande New Energy Vehicle Group Ltd.* (a)	40,000	309,263

CVS Group plc*	8,404	259,477

EBOS Group Ltd.(a)	2,014	42,990

Fagron	2,504	56,247

Fresenius Medical Care AG & Co. KGaA	2,728	217,267

Fresenius SE & Co. KGaA	9,504	467,705

Galenica AG(b)	132	8,944

Healius Ltd.	27,458	87,809

Korian SA	2,644	106,053

Mediclinic International plc*	22,600	96,000

Medipal Holdings Corp.	700	12,859

NMC Health plc* (d)	2,074	1,120

Orpea SA	950	122,423

Raffles Medical Group Ltd.	4,124	3,565

Ramsay Health Care Ltd.	2,240	116,483

Ryman Healthcare Ltd.(a)	2,860	29,119

Ship Healthcare Holdings, Inc.	1,800	47,163

Sonic Healthcare Ltd.	9,467	262,383

Summerset Group Holdings Ltd.	11,568	100,929

Suzuken Co. Ltd.(a)	3,380	121,681

Toho Holdings Co. Ltd.	4,200	70,855

Town Health International Medical Group Ltd.*	398,000	16,654

Investments	Shares	Value

Health Care Providers & Services – (continued)

UDG Healthcare plc	11,405	$135,327

Vital KSK Holdings, Inc.	18,000	115,603
		4,137,886

Health Care Technology – 0.1%

AGFA-Gevaert NV*	15,224	75,048

CompuGroup Medical SE & Co. KGaA	624	57,164

M3, Inc.	6,800	471,374
		603,586

Hotels, Restaurants & Leisure – 2.1%

Accor SA*	4,180	168,417

Arcland Service Holdings Co. Ltd.	1,400	28,012

Aristocrat Leisure Ltd.	8,932	256,455

Atom Corp.(a)	5,800	39,797

Autogrill SpA* (a)	49,852	413,122

Basic-Fit NV* (b)	1,196	54,019

Betsson AB*	46,024	420,194

Carnival plc*	5,876	136,792

Colowide Co. Ltd.(a)	3,500	58,790

Compass Group plc*	30,272	659,083

Corporate Travel Management Ltd.*	3,366	48,127

Create Restaurants Holdings, Inc.* (a)	4,400	31,318

Crown Resorts Ltd.*	11,014	103,965

Domino’s Pizza Enterprises Ltd.(a)	1,460	120,277

Domino’s Pizza Group plc(a)	15,345	81,287

Doutor Nichires Holdings Co. Ltd.	11,500	171,282

Entain plc*	12,408	290,591

Evolution Gaming Group AB(b)	2,640	522,021

Flight Centre Travel Group Ltd.* (a)	4,910	63,528

Flutter Entertainment plc*	1,493	306,763

Flutter Entertainment plc—XDUB*	1,009	206,306

Fuji Kyuko Co. Ltd.	1,000	47,756

Galaxy Entertainment Group Ltd.*	36,000	317,040

Gamesys Group plc	2,860	76,622

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Hotels, Restaurants & Leisure – (continued)

Genting Singapore Ltd.	144,000	$93,626

Great Canadian Gaming Corp.*	2,860	103,106

Greggs plc*	6,556	214,220

Hiday Hidaka Corp.(a)	2,191	33,555

HIS Co. Ltd.* (a)	14,000	288,184

Hongkong & Shanghai Hotels Ltd. (The)	24,307	24,379

Ichibanya Co. Ltd.(a)	1,000	44,051

InterContinental Hotels Group plc*	2,200	156,930

J D Wetherspoon plc*	3,795	70,198

Kindred Group plc, SDR	7,392	128,070

Kisoji Co. Ltd.(a)	1,700	35,694

KOMEDA Holdings Co. Ltd.	1,200	22,352

Kyoritsu Maintenance Co. Ltd.(a)	1,600	50,794

La Francaise des Jeux SAEM(b)	3,300	169,310

Mandarin Oriental International Ltd.* (a)	8,000	15,600

McDonald’s Holdings Co. Japan Ltd.	1,100	50,217

Melco International Development Ltd.(a)	21,000	41,909

Melia Hotels International SA* (a)	44,792	367,523

MGM China Holdings Ltd.(a)	32,400	53,480

Miramar Hotel & Investment	132,000	258,329

Mitchells & Butlers plc*	126,927	554,274

MOS Food Services, Inc.(a)	2,100	57,483

NagaCorp Ltd.(a)	90,000	96,410

Ohsho Food Service Corp.	1,504	77,054

Oriental Land Co. Ltd.	3,900	552,148

Pandox AB*	5,720	100,252

Playtech plc*	127,644	822,499

Plenus Co. Ltd.	14,200	262,811

PointsBet Holdings Ltd.*	13,992	146,990

Restaurant Brands International, Inc.	4,048	277,753

Restaurant Brands New Zealand Ltd.*	1,154	10,847

Ringer Hut Co. Ltd.	1,700	34,418

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Round One Corp.	5,100	$56,363

Royal Holdings Co. Ltd.* (a)	1,600	27,797

Saizeriya Co. Ltd.	1,800	39,457

Sands China Ltd.*	40,400	191,939

Scandic Hotels Group AB* (a) (b)	51,304	232,137

Shangri-La Asia Ltd.* (a)	32,000	30,489

SJM Holdings Ltd.	76,000	98,635

SkiStar AB*	2,828	42,876

Skylark Holdings Co. Ltd.* (a)	3,700	54,905

Sodexo SA*	988	98,835

SSP Group plc*	332,567	1,473,458

Star Entertainment Grp Ltd. (The)*	11,421	35,112

Tabcorp Holdings Ltd.	42,680	163,852

Toridoll Holdings Corp.	3,200	50,501

Trainline plc* (b)	29,876	189,285

TUI AG, DI*	25,756	153,590

Webjet Ltd.*	5,413	20,906

Whitbread plc*	1,820	81,745

Wynn Macau Ltd.* (a)	12,800	24,622

Yoshinoya Holdings Co. Ltd.	4,900	90,644

Zensho Holdings Co. Ltd.	3,600	90,243
		13,083,421

Household Durables – 1.9%

Azorim-Investment Development & Construction Co. Ltd.*	34,650	143,478

Barratt Developments plc	28,996	309,930

Bellway plc	3,680	184,037

Berkeley Group Holdings plc	1,456	93,276

Bonava AB, Class B	32,392	385,375

Breville Group Ltd.(a)	4,514	90,902

Cairn Homes plc*	38,456	51,274

Casio Computer Co. Ltd.	3,600	63,598

Countryside Properties plc* (b)	13,624	97,900

Crest Nicholson Holdings plc*	118,404	670,171

De’ Longhi SpA	2,352	103,004

DFS Furniture plc*	105,952	390,211

Electra Consumer Products 1970 Ltd.	4,888	229,680

Electrolux AB, Series B	7,237	203,354

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	123

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – (continued)

ES-Con Japan Ltd.	18,000	$121,367

Fiskars OYJ Abp	574	11,968

Forbo Holding AG (Registered)	24	45,997

Fujitsu General Ltd.(a)	2,100	55,716

Haseko Corp.	3,500	46,910

Hunter Douglas NV*	1,352	110,673

Husqvarna AB, Class B	10,433	145,407

Iida Group Holdings Co. Ltd.	5,400	131,560

JM AB	1,842	68,336

Kaufman & Broad SA	6,468	294,318

Man Wah Holdings Ltd.(a)	54,400	114,447

Nagawa Co. Ltd.	500	37,830

Neinor Homes SA(a) (b)	16,280	215,577

Nikon Corp.	1,400	13,167

Nobia AB(a)	53,372	464,557

Open House Co. Ltd.	4,000	166,324

Panasonic Corp.	52,800	622,654

Persimmon plc	7,436	322,455

Pressance Corp.	17,600	258,916

Redrow plc	99,220	949,536

Rinnai Corp.	100	10,045

Sangetsu Corp.	2,256	31,785

SEB SA	616	112,343

Sekisui Chemical Co. Ltd.	8,500	147,907

Sekisui House Ltd.	16,600	335,478

Sharp Corp.(a)	6,200	104,766

Sony Group Corp.	20,900	2,084,168

Sumitomo Forestry Co. Ltd.	7,700	178,226

Taylor Wimpey plc	87,516	217,622

Token Corp.(a)	3,100	276,803

TomTom NV*	25	220

Vistry Group plc	85,830	1,470,595

Zojirushi Corp.	1,300	20,706
		12,204,569

Household Products – 0.4%

Earth Corp.	600	33,100

Essity AB, Class A	616	20,398

Essity AB, Class B	9,592	313,428

Henkel AG & Co. KGaA	1,694	168,645

Henkel AG & Co. KGaA (Preference)	2,288	263,200

Investments	Shares	Value

Household Products – (continued)

Lion Corp.(a)	2,400	$45,012

Pigeon Corp.	2,400	81,350

PZ Cussons plc	28,228	103,179

Reckitt Benckiser Group plc	11,484	1,025,720

Unicharm Corp.	9,600	372,741
		2,426,773

Independent Power and Renewable Electricity Producers – 0.4%

Albioma SA	3,476	157,334

Boralex, Inc., Class A	2,081	66,649

Brookfield Renewable Corp.	2,992	123,917

Capital Power Corp.(a)	8,536	271,928

ContourGlobal plc(b)	17,776	49,224

Doral Group Renewable Energy Resources Ltd.*	2,244	9,832

Drax Group plc	168,036	950,625

EDP Renovaveis SA*	26	620

Electric Power Development Co. Ltd.(a)	7,500	119,802

Encavis AG	3,696	71,233

Enlight Renewable Energy Ltd.*	32,188	67,485

ERG SpA	2,090	62,546

Innergex Renewable Energy, Inc.	559	9,542

Meridian Energy Ltd.	28,875	110,426

Northland Power, Inc.(a)	2,116	72,827

Scatec ASA(b)	988	26,697

Solaria Energia y Medio Ambiente SA*	7,392	151,764

TransAlta Corp.	3,496	34,329

Uniper SE	2,028	74,069
		2,430,849

Industrial Conglomerates – 0.9%

Arad Investment & Industrial Development Ltd.	1,408	149,076

Bonheur ASA	8,448	227,769

CK Hutchison Holdings Ltd.	64,356	527,817

DCC plc	988	85,961

Guoco Group Ltd.	4,000	48,411

Indus Holding AG	7,285	303,431

Investment AB Latour, Class B(a)	3,256	99,731

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Industrial Conglomerates – (continued)

Italmobiliare SpA	245	$8,700

Jardine Matheson Holdings Ltd.	4,400	295,856

Keppel Corp. Ltd.	26,400	107,553

Lifco AB, Class B	1,696	182,723

Melrose Industries plc	81,356	183,493

Mie Kotsu Group Holdings, Inc.	700	3,016

Nisshinbo Holdings, Inc.(a)	47,400	361,230

Nolato AB, Class B*	710	70,238

Noritsu Koki Co. Ltd.	800	18,912

NWS Holdings Ltd.	53,401	59,061

Rheinmetall AG	1,144	119,399

Shun Tak Holdings Ltd.(a)	880,000	282,122

Siemens AG (Registered)	13,068	2,183,813

Smiths Group plc	2,860	64,367

TOKAI Holdings Corp.	2,795	22,860

Toshiba Corp.(a)	8,800	363,497
		5,769,036

Insurance – 4.3%

Admiral Group plc	4,708	203,963

Aegon NV	38,669	179,961

Ageas SA	5,544	336,096

AIA Group Ltd.	204,800	2,607,842

Allianz SE (Registered)	9,284	2,418,504

Alm Brand A/S	8,488	96,591

ASR Nederland NV	4,759	208,589

Assicurazioni Generali SpA	28,512	572,675

AUB Group Ltd.	2,255	35,534

Aviva plc	91,212	505,529

AXA SA(a)	48,400	1,370,659

Baloise Holding AG (Registered)*	1,056	178,769

Beazley plc*	12,948	60,737

Clal Insurance Enterprises Holdings Ltd.*	24,068	433,741

CNP Assurances	5,980	104,849

Coface SA*	35,640	435,470

Dai-ichi Life Holdings, Inc.	24,400	438,756

Direct Line Insurance Group plc	46,112	182,020

E-L Financial Corp. Ltd.	704	537,929

Fairfax Financial Holdings Ltd.(a)	660	301,287

Investments	Shares	Value

Insurance – (continued)

Gjensidige Forsikring ASA	945	$21,549

Great Eastern Holdings Ltd.	2,400	41,419

Great-West Lifeco, Inc.(a)	6,344	183,791

Grupo Catalana Occidente SA	2,102	88,057

Hannover Rueck SE	1,232	228,098

Harel Insurance Investments & Financial Services Ltd.	8,005	84,163

Helvetia Holding AG (Registered)*	1,265	152,291

Hiscox Ltd.*	9,568	107,569

iA Financial Corp., Inc.	4,092	230,246

IDI Insurance Co. Ltd.	4,420	171,711

Insurance Australia Group Ltd.	31,768	120,242

Intact Financial Corp.	2,816	373,986

Japan Post Holdings Co. Ltd.*	38,100	319,844

Just Group plc*	493,026	744,738

Lancashire Holdings Ltd.	15,268	150,300

Legal & General Group plc	125,576	473,612

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros*	21,280	41,755

Manulife Financial Corp.	45,012	982,053

Mapfre SA	37,752	81,371

Medibank Pvt Ltd.	52,475	124,846

Menora Mivtachim Holdings Ltd.	13,157	288,019

Migdal Insurance & Financial Holdings Ltd.*	90,400	108,006

MS&AD Insurance Group Holdings, Inc.	13,200	373,761

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,080	892,259

nib holdings Ltd.	11,260	53,752

NN Group NV	6,282	314,364

Phoenix Group Holdings plc	13,544	133,404

Phoenix Holdings Ltd. (The)	5,085	45,310

Poste Italiane SpA(b)	12,259	160,855

Power Corp. of Canada(a)	12,945	376,712

Prudential plc	58,564	1,244,246

QBE Insurance Group Ltd.(a)	33,264	253,350

RSA Insurance Group plc	21,516	203,287

Sabre Insurance Group plc(b)	21,200	76,463

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	125

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Sagicor Financial Co. Ltd.	44,055	$218,091

Sampo OYJ, Class A	11,792	560,853

SCOR SE(a)	5,676	183,870

Societa Cattolica Di Assicurazione SpA* (a)	52,835	313,943

Sompo Holdings, Inc.	8,500	315,722

Steadfast Group Ltd.	30,934	99,642

Storebrand ASA(a)	17,930	172,131

Sun Life Financial, Inc.	15,620	841,946

Suncorp Group Ltd.	23,188	188,251

Swiss Life Holding AG (Registered)	704	343,413

Swiss Re AG	6,248	581,471

T&D Holdings, Inc.	13,200	161,702

Tokio Marine Holdings, Inc.	17,600	842,121

Topdanmark A/S	1,650	80,662

Tryg A/S	5,124	117,407

Unipol Gruppo SpA	6,080	33,339

UnipolSai Assicurazioni SpA(a)	27,841	86,670

UNIQA Insurance Group AG	39,072	314,193

Wuestenrot & Wuerttembergische AG	7,744	168,732

Yunfeng Financial Group Ltd.* (a)	136,000	52,006

Zurich Insurance Group AG	3,300	1,355,748
		27,486,843

Interactive Media & Services – 0.2%

Adevinta ASA*	470	8,627

Auto Trader Group plc* (b)	15,928	125,747

carsales.com Ltd.(a)	11,484	176,440

Dip Corp.	1,400	38,681

Kakaku.com, Inc.	1,600	43,475

LIFULL Co. Ltd.	7,600	27,186

New Work SE	159	48,330

REA Group Ltd.(a)	1,596	195,219

Rightmove plc	17,688	150,368

Scout24 AG(b)	1,879	156,390

SEEK Ltd.*	5,653	135,235

Z Holdings Corp.	37,200	171,868
		1,277,566

Investments	Shares	Value

Internet & Direct Marketing Retail – 0.5%

ASKUL Corp.	500	$18,297

ASOS plc*	1,370	99,015

Belluna Co. Ltd.	15,600	165,412

boohoo Group plc*	15,511	73,039

Delivery Hero SE* (b)	2,112	335,727

Dustin Group AB(b)	3,680	46,001

HelloFresh SE*	1,596	132,567

Just Eat Takeaway.com NV* (a) (b)	1,629	169,041

Moneysupermarket.com Group plc	22,168	83,853

Ocado Group plc*	10,340	300,212

Prosus NV*	7,964	865,041

Rakuten Group, Inc.	7,000	88,953

Shop Apotheke Europe NV* (a) (b)	1,276	263,740

Zalando SE* (b)	3,740	389,621

ZOZO, Inc.	2,800	94,525
		3,125,044

IT Services – 1.8%

AddNode Group AB*	5,148	175,948

Adyen NV* (b)	528	1,297,590

Afterpay Ltd.*	4,356	395,868

Alten SA*	1,130	141,607

Amadeus IT Group SA*	7,832	534,577

Atea ASA*	4,972	95,512

Atos SE	1,804	122,959

Bechtle AG	673	137,200

CANCOM SE	1,981	122,480

Capgemini SE	2,552	468,188

CGI, Inc.*	4,532	400,630

Computacenter plc	1,092	40,489

Computershare Ltd.	15,875	173,148

Digital Garage, Inc.	1,300	53,579

DTS Corp.(a)	4,000	93,866

Edenred	3,202	181,743

FDM Group Holdings plc	3,850	54,478

Formula Systems 1985 Ltd.	829	79,645

Fujitsu Ltd.	3,900	621,010

GMO internet, Inc.	1,200	35,735

Indra Sistemas SA* (a)	47,080	491,088

Infocom Corp.	1,600	41,015

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Services – (continued)

Infomart Corp.	5,300	$49,991

Itochu Techno-Solutions Corp.	2,400	83,217

Keywords Studios plc*	6,556	245,627

Link Administration Holdings Ltd.	6,885	26,485

Matrix IT Ltd.	2,464	64,879

Megaport Ltd.* (a)	7,072	78,555

NEC Corp.	2,900	168,739

NEC Networks & System Integration Corp.	2,400	41,345

NET One Systems Co. Ltd.	3,800	124,807

Nexi SpA* (b)	8,052	154,506

NEXTDC Ltd.*	16,647	149,035

Nihon Unisys Ltd.	2,600	82,421

Nomura Research Institute Ltd.	5,745	176,862

NS Solutions Corp.	800	24,189

NSD Co. Ltd.	5,160	84,076

NTT Data Corp.	10,400	161,559

Nuvei Corp.* (b)	4,136	290,650

Obic Co. Ltd.	1,500	289,968

Otsuka Corp.	3,400	171,392

Reply SpA	880	119,812

S&T AG* (a)	228	6,197

SCSK Corp.	900	52,203

Shopify, Inc., Class A*	1,892	2,231,428

Softcat plc	364	9,661

Sopra Steria Group SACA*	884	164,732

SUNeVision Holdings Ltd.	90,000	92,818

TietoEVRY OYJ	1,598	55,402

TIS, Inc.	6,100	151,516

Transcosmos, Inc.	2,100	59,942

Worldline SA* (b)	3,094	304,036
		11,474,405

Leisure Products – 0.3%

Bandai Namco Holdings, Inc.	4,500	330,424

BRP, Inc.	1,664	152,738

Games Workshop Group plc	684	102,753

Heiwa Corp.	2,450	41,489

MIPS AB(b)	2,948	238,643

Sega Sammy Holdings, Inc.	5,300	76,078

Shimano, Inc.	1,700	389,364

Investments	Shares	Value

Leisure Products – (continued)

Technogym SpA* (b)	4,905	$65,837

Thule Group AB(b)	2,805	127,516

Tomy Co. Ltd.	9,300	79,808

Universal Entertainment Corp.*	300	7,279

Yamaha Corp.	4,400	239,513

Yonex Co. Ltd.	10,000	54,984
		1,906,426

Life Sciences Tools & Services – 0.3%

Clinigen Group plc	5,270	62,276

EPS Holdings, Inc.	1,900	20,338

Eurofins Scientific SE(a)	2,200	218,092

Evotec SE*	3,180	132,567

Gerresheimer AG	755	81,298

Lonza Group AG (Registered)	1,188	756,527

QIAGEN NV*	4,369	210,280

Sartorius Stedim Biotech	260	119,561

Siegfried Holding AG (Registered)*	165	151,875

Tecan Group AG (Registered)	303	147,771
		1,900,585

Machinery – 3.8%

Aalberts NV	1,404	76,141

Aida Engineering Ltd.(a)	17,600	147,814

Alfa Laval AB(a)	5,280	178,836

Alstom SA*	4,401	240,738

Amada Co. Ltd.	7,200	77,925

ANDRITZ AG(a)	2,081	113,231

Atlas Copco AB, Class A	9,328	565,918

Atlas Copco AB, Class B(a)	6,952	361,340

ATS Automation Tooling Systems, Inc.*	1,400	33,743

Beijer Alma AB	2,304	51,934

Bobst Group SA (Registered)*	52	3,461

Bodycote plc	11,283	118,101

Bucher Industries AG (Registered)	275	144,488

Bystronic AG	55	67,299

Cargotec OYJ, Class B	684	39,704

CKD Corp.	2,500	52,697

CNH Industrial NV	22,220	330,878

Concentric AB	914	20,581

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	127

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Construcciones y Auxiliar de Ferrocarriles SA	720	$34,713

Daetwyler Holding AG	352	114,239

Daifuku Co. Ltd.	2,800	277,169

Daiwa Industries Ltd.	1,600	16,292

Danieli & C Officine Meccaniche SpA	2,024	49,704

Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	18,815	301,691

DMG Mori AG	1,007	50,792

DMG Mori Co. Ltd.	2,100	33,871

Duerr AG	2,684	112,956

Epiroc AB, Class A	10,130	219,833

Epiroc AB, Class B	7,876	154,712

FANUC Corp.	3,100	713,988

Fincantieri SpA* (a)	213,096	164,689

FLSmidth & Co. A/S(a)	18,216	718,302

Fluidra SA	912	31,728

Fuji Corp.	1,000	26,632

Fujitec Co. Ltd.	2,400	54,234

Furukawa Co. Ltd.	17,600	199,501

GEA Group AG	4,200	184,593

Georg Fischer AG (Registered)	133	186,656

Glory Ltd.	100	2,145

Harmonic Drive Systems, Inc.	1,500	101,139

Hino Motors Ltd.	10,300	86,222

Hitachi Construction Machinery Co. Ltd.	4,400	135,053

Hitachi Zosen Corp.	70,400	532,001

Hoshizaki Corp.	1,200	106,491

IHI Corp.	2,500	50,226

IMI plc	1,824	40,255

Interpump Group SpA	2,231	118,976

Interroll Holding AG (Registered)	34	116,309

Japan Steel Works Ltd. (The)	2,200	53,377

Jungheinrich AG (Preference)	3,036	159,054

Kawasaki Heavy Industries Ltd.*	2,800	66,936

KION Group AG	1,848	184,510

Kitz Corp.	30,700	192,674

Investments	Shares	Value

Machinery – (continued)

Komatsu Ltd.	21,300	$624,551

Kone OYJ, Class B	6,336	498,366

Konecranes OYJ	2,273	104,853

Krones AG	926	80,817

Kubota Corp.	17,600	413,815

Kurita Water Industries Ltd.	3,400	156,772

Kyokuto Kaihatsu Kogyo Co. Ltd.	17,700	267,998

Makita Corp.	5,800	260,802

Manitou BF SA	6,888	231,341

Max Co. Ltd.	2,800	42,856

Meidensha Corp.	16,700	354,458

Metso Outotec OYJ	17,994	202,402

MINEBEA MITSUMI, Inc.	8,811	220,950

MISUMI Group, Inc.	2,900	81,716

Mitsubishi Heavy Industries Ltd.	8,800	261,412

Mitsuboshi Belting Ltd.	8,800	134,530

Miura Co. Ltd.(a)	3,300	172,993

Morgan Advanced Materials plc	109,472	449,403

Morita Holdings Corp.	2,600	37,821

Nachi-Fujikoshi Corp.	8,700	331,906

Neles OYJ	989	14,424

NFI Group, Inc.(a)	24,860	557,137

NGK Insulators Ltd.	7,900	143,899

Nikkiso Co. Ltd.	31,200	320,549

Nitta Corp.	3,400	81,808

Noritake Co. Ltd.	4,400	145,519

Norma Group SE	12,892	720,100

NSK Ltd.(a)	17,600	161,983

NTN Corp.*	206,800	586,506

Obara Group, Inc.(a)	4,400	149,142

OC Oerlikon Corp. AG (Registered)	469	5,487

Oiles Corp.	2,920	41,567

OKUMA Corp.	1,000	53,886

Organo Corp.	4,400	294,662

OSG Corp.	1,500	24,962

Palfinger AG	5,409	244,176

Pfeiffer Vacuum Technology AG	398	77,329

Rational AG	55	45,923

Rotork plc	23,256	110,958

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

Sandvik AB(a)	16,280	$402,969

Schindler Holding AG	706	201,106

Sembcorp Marine Ltd.*	3,528,569	556,975

SFS Group AG	593	76,462

Shibaura Machine Co. Ltd.(a)	4,449	106,152

Shima Seiki Manufacturing Ltd.	1,300	26,130

Shinmaywa Industries Ltd.	21,400	191,475

SKF AB, Class A	2,427	63,863

SKF AB, Class B	3,728	96,377

SMC Corp.	1,100	638,534

Spirax-Sarco Engineering plc	1,437	235,071

Stabilus SA	582	45,540

Sumitomo Heavy Industries Ltd.	5,200	150,570

Tadano Ltd.(a)	8,900	90,380

Takeuchi Manufacturing Co. Ltd.	4,400	118,549

Takuma Co. Ltd.(a)	4,600	94,310

Techtronic Industries Co. Ltd.	22,000	401,089

Tocalo Co. Ltd.	8,200	111,404

Trelleborg AB, Class B	6,432	167,803

Tsubakimoto Chain Co.	11,000	294,863

Tsugami Corp.	3,400	54,310

Tsukishima Kikai Co. Ltd.	13,200	146,003

Union Tool Co.	500	15,827

Valmet OYJ	4,237	177,293

VAT Group AG(b)	660	188,727

Vesuvius plc	85,888	639,769

Volvo AB, Class A	5,280	133,003

Volvo AB, Class B(a)	36,872	901,987

Wacker Neuson SE*	11,924	321,245

Wartsila OYJ Abp	8,141	105,205

Weir Group plc (The)*	3,920	104,044

Yaskawa Electric Corp.	4,400	202,882
		23,986,188

Marine – 0.3%

AP Moller – Maersk A/S, Class A	52	122,474

AP Moller – Maersk A/S, Class B	104	258,752

Dfds A/S*	1,804	106,879

Golden Ocean Group Ltd.*	40,668	351,945

Investments	Shares	Value

Marine – (continued)

Kawasaki Kisen Kaisha Ltd.*	1,300	$36,215

Kuehne + Nagel International AG (Registered)	748	223,896

Nippon Yusen KK	4,400	172,691

SITC International Holdings Co. Ltd.	49,000	187,058

Stolt-Nielsen Ltd.	12,056	181,677

Wallenius Wilhelmsen ASA*	71,008	238,283

Wilh Wilhelmsen Holding ASA, Class A	2,468	51,688
		1,931,558

Media – 1.2%

Ascential plc*	19,337	93,384

Cogeco, Inc.	3,080	241,803

CyberAgent, Inc.	8,800	180,983

Daily Mail & General Trust plc, Class A	6,037	75,060

Dentsu Group, Inc.	2,100	64,553

Euromoney Institutional Investor plc	4,083	56,192

Eutelsat Communications SA	9,280	117,466

Future plc	3,420	111,750

Hakuhodo DY Holdings, Inc.	7,400	124,637

Informa plc*	34,584	269,200

IPSOS	16,412	683,584

ITV plc*	91,152	152,707

JCDecaux SA*	968	24,681

Lagardere SCA* (a)	4,213	113,503

Mediaset Espana Comunicacion SA*	67,232	429,759

Mediaset SpA* (a)	113,520	363,230

Metropole Television SA*	22,704	505,078

Nine Entertainment Co. Holdings Ltd.	10,556	23,239

Nippon Television Holdings, Inc.	2,400	31,398

Pearson plc	15,708	180,513

ProSiebenSat.1 Media SE*	9,500	206,364

Publicis Groupe SA	5,315	344,607

Quebecor, Inc., Class B	4,781	128,444

RAI Way SpA(b)	8,120	47,750

Schibsted ASA, Class A*	2,349	118,578

Schibsted ASA, Class B*	2,493	109,524

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	129

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

SES SA, Receipts(a)	6,561	$49,790

Shaw Communications, Inc., Class B	6,892	199,443

Singapore Press Holdings Ltd.	613,900	849,050

SKY Perfect JSAT Holdings, Inc.	57,200	240,198

Storytel AB* (a)	4,092	102,981

Stroeer SE & Co. KGaA	620	52,954

Telenet Group Holding NV	1,273	54,585

Television Francaise 1*	37,972	375,056

TX Group AG*	1,188	91,570

Wowow, Inc.	3,630	88,338

WPP plc	31,504	425,546

Zenrin Co. Ltd.	2,400	25,316
		7,352,814

Metals & Mining – 4.9%

Acerinox SA	69,652	968,015

Agnico Eagle Mines Ltd.	2,999	187,273

Aichi Steel Corp.	6,100	186,675

Alamos Gold, Inc., Class A	3,943	31,571

Alumina Ltd.(a)	7,644	10,215

Anglo American plc	34,672	1,473,757

Antofagasta plc	7,124	184,004

Aperam SA	18,172	942,613

ArcelorMittal SA	17,556	512,497

Asahi Holdings, Inc.(a)	36,800	746,740

Aura Minerals, Inc.	17,996	201,288

Aurubis AG	1,848	159,150

B2Gold Corp.	13,052	62,809

Barrick Gold Corp.	4,064	86,519

Barrick Gold Corp. – XLON	22,380	478,861

Bekaert SA	13,288	584,497

BHP Group Ltd.(a)	48,136	1,773,613

BHP Group plc	49,984	1,511,791

BlueScope Steel Ltd.	14,740	246,163

Boliden AB(a)	5,544	216,233

Centamin plc	110,748	164,683

Centerra Gold, Inc.	10,411	95,969

Champion Iron Ltd.*	128,876	677,937

Daido Steel Co. Ltd.(a)	2,000	94,781

Dowa Holdings Co. Ltd.	2,200	91,780

Eldorado Gold Corp.*	7,220	71,249

Investments	Shares	Value

Metals & Mining – (continued)

Endeavour Mining Corp.	2,501	$52,025

Eramet SA*	4,664	336,591

Evolution Mining Ltd.	35,786	127,987

Evraz plc	23,537	209,346

Ferrexpo plc	117,568	714,273

First Majestic Silver Corp.* (a)	7,676	116,182

First Quantum Minerals Ltd.(a)	13,936	320,929

Fortescue Metals Group Ltd.	40,568	707,897

Franco-Nevada Corp.	2,575	358,411

Glencore plc*	250,360	1,023,269

Granges AB*	35,024	470,535

Greatland Gold plc*	392,436	119,536

Hill & Smith Holdings plc	3,264	66,522

Hitachi Metals Ltd.	4,740	91,934

Hochschild Mining plc	14,099	36,270

Hudbay Minerals, Inc.(a)	19,756	147,423

IAMGOLD Corp.* (a)	214,764	670,374

IGO Ltd.	19,186	111,003

Iluka Resources Ltd.(a)	6,916	41,349

Ivanhoe Mines Ltd., Class A*	21,170	149,198

JFE Holdings, Inc.	17,600	231,543

Kinross Gold Corp.	23,033	161,954

Kirkland Lake Gold Ltd.	3,432	127,410

Kobe Steel Ltd.	15,800	113,905

Kyoei Steel Ltd.	12,700	177,652

Labrador Iron Ore Royalty Corp.(a)	27,985	955,885

Lundin Gold, Inc.*	6,342	61,451

Lundin Mining Corp.	8,112	97,922

Lynas Rare Earths Ltd.*	39,248	166,744

MAG Silver Corp.*	4,656	80,085

Mineral Resources Ltd.	1,300	47,950

Mitsubishi Materials Corp.	5,300	118,942

Mount Gibson Iron Ltd.	218,737	156,291

New Gold, Inc.*	63,184	103,749

Newcrest Mining Ltd.	10,692	219,030

Nippon Light Metal Holdings Co. Ltd.	26,400	514,450

Nippon Steel Corp.	10,915	190,430

Norsk Hydro ASA	42,080	269,249

Northern Star Resources Ltd.	25,378	206,030

Novagold Resources, Inc.*	7,962	71,452

OceanaGold Corp.* (a)	288,728	481,135

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Osaka Steel Co. Ltd.(a)	1,000	$11,445

Osisko Gold Royalties Ltd.	5,548	66,926

Outokumpu OYJ* (a)	14,960	97,428

OZ Minerals Ltd.	11,440	211,554

Pan American Silver Corp.(a)	4,082	129,674

Perseus Mining Ltd.*	23,104	21,862

Petropavlovsk plc*	1,133,396	402,982

Polymetal International plc	5,376	111,315

Pretium Resources, Inc.*	5,096	53,479

Ramelius Resources Ltd.(a)	7,332	9,628

Regis Resources Ltd.	7,828	15,722

Resolute Mining Ltd.* (a)	454,036	170,099

Rio Tinto Ltd.	9,548	893,524

Rio Tinto plc	24,552	2,065,443

Salzgitter AG*	988	31,494

Sandfire Resources Ltd.	77,088	400,153

Sandstorm Gold Ltd.*	13,772	101,874

Sanyo Special Steel Co. Ltd.*	4,800	72,633

Sims Ltd.	5,980	72,938

South32 Ltd.	117,172	260,667

SSAB AB, Class A*	13,394	73,039

SSR Mining, Inc.(a)	8,601	136,405

St Barbara Ltd.	306,324	436,564

Sumitomo Metal Mining Co. Ltd.	5,100	216,448

Teck Resources Ltd., Class B	12,320	260,481

thyssenkrupp AG*	3,839	51,390

Toho Titanium Co. Ltd.	200	1,835

Tokyo Steel Manufacturing Co. Ltd.(a)	35,200	341,035

Torex Gold Resources, Inc.* (a)	40,392	488,565

Turquoise Hill Resources Ltd.* (a)	39,732	698,265

UACJ Corp.* (a)	9,600	221,765

voestalpine AG	1,880	81,700

Westgold Resources Ltd.* (a)	158,576	264,583

Wheaton Precious Metals Corp.	6,328	262,286

Yamana Gold, Inc.	24,430	111,804

Yodogawa Steel Works Ltd.	2,900	63,993
		31,095,994

Investments	Shares	Value

Multiline Retail – 0.5%

B&M European Value Retail SA	23,980	$187,854

Canadian Tire Corp. Ltd., Class A(a)	1,248	198,755

Dollarama, Inc.(a)	4,444	206,919

Europris ASA(b)	5,876	40,137

Fuji Co. Ltd.(a)	13,200	249,134

H2O Retailing Corp.	36,415	284,177

Harvey Norman Holdings Ltd.(a)	5,610	22,837

Isetan Mitsukoshi Holdings Ltd.	300	2,091

Izumi Co. Ltd.(a)	1,300	51,677

J Front Retailing Co. Ltd.	300	2,854

Lifestyle International Holdings Ltd.* (a)	132,000	107,240

Marks & Spencer Group plc*	57,720	126,268

Marui Group Co. Ltd.	5,500	102,951

Next plc*	2,420	261,415

Pan Pacific International Holdings Corp.	11,900	256,388

Ryohin Keikaku Co. Ltd.	6,000	126,252

Seria Co. Ltd.	1,000	36,275

Takashimaya Co. Ltd.	9,100	100,237

Warehouse Group Ltd. (The)(a)	11,552	28,264

Wesfarmers Ltd.	21,560	901,149
		3,292,874

Multi-Utilities – 0.6%

A2A SpA	75,020	146,933

ACEA SpA	1,552	35,292

AGL Energy Ltd.	12,320	84,983

Algonquin Power & Utilities Corp.(a)	8,846	142,591

Atco Ltd., Class I	1,064	36,490

Centrica plc* (a)	173,334	135,978

E.ON SE	29,984	361,886

Engie SA	40,656	605,409

Hera SpA	30,628	123,330

Iren SpA	34,534	103,099

Keppel Infrastructure Trust	170,047	70,299

National Grid plc	59,195	746,313

REN – Redes Energeticas Nacionais SGPS SA	13,606	39,883

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	131

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multi-Utilities – (continued)

RWE AG	9,680	$367,529

Sembcorp Industries Ltd.	17,200	27,408

Suez SA	9,640	230,468

Telecom Plus plc	4,843	87,170

Veolia Environnement SA	8,976	286,233
		3,631,294

Oil, Gas & Consumable Fuels – 3.8%

Aker BP ASA	4,404	126,583

Ampol Ltd.	6,084	120,262

ARC Resources Ltd.(a)	265,441	1,667,907

Beach Energy Ltd.(a)	90,532	89,163

BP plc	451,792	1,895,352

BRIGHTOIL* ‡ (d)	50,147	—

BW LPG Ltd.(b)	36,652	271,972

Cairn Energy plc	23,656	55,614

Cameco Corp.	9,372	157,393

Canadian Natural Resources Ltd.	18,172	551,128

Cenovus Energy, Inc.	32,051	249,332

China Aviation Oil Singapore Corp. Ltd.	96,000	81,539

Cosmo Energy Holdings Co. Ltd.	27,000	580,239

Crescent Point Energy Corp.(a)	227,040	895,093

Diversified Gas & Oil plc(b)	286,352	483,692

DNO ASA* (a)	22,960	27,088

Enbridge, Inc.	34,760	1,339,596

ENEOS Holdings, Inc.	74,850	322,669

Energean plc*	3,432	39,582

Eni SpA	58,740	702,162

Equinor ASA	22,924	467,685

Equital Ltd.*	8,140	213,103

Euronav NV	6,241	53,822

Galp Energia SGPS SA	7,324	84,728

Gaztransport Et Technigaz SA	660	56,450

Gibson Energy, Inc.(a)	7,625	139,149

Hafnia Ltd.	46,860	100,847

Idemitsu Kosan Co. Ltd.	4,282	102,520

Imperial Oil Ltd.	7,476	215,736

Inpex Corp.	24,000	163,798

Inter Pipeline Ltd.	11,856	172,703

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Itochu Enex Co. Ltd.	17,700	$168,571

Iwatani Corp.	2,197	137,683

Japan Petroleum Exploration Co. Ltd.	14,900	276,721

Keyera Corp.(a)	1,840	42,044

Koninklijke Vopak NV	1,558	71,457

Lundin Energy AB	4,170	133,744

Mitsuuroko Group Holdings Co. Ltd.(a)	1,200	15,666

Naphtha Israel Petroleum Corp. Ltd.*	20,959	99,000

Neste OYJ	7,656	464,501

New Hope Corp. Ltd.	29,304	26,371

Oil Refineries Ltd.*	656,568	182,192

OMV AG	5,148	254,146

Origin Energy Ltd.	32,516	104,487

Parex Resources, Inc.*	52,272	983,659

Parkland Corp.	2,207	70,828

Paz Oil Co. Ltd.	3,916	432,609

Pembina Pipeline Corp.	12,848	396,239

PrairieSky Royalty Ltd.(a)	9,460	101,352

Repsol SA	40,403	483,356

Royal Dutch Shell plc, Class A	95,568	1,806,150

Royal Dutch Shell plc, Class B	83,160	1,495,658

San-Ai Oil Co. Ltd.(a)	26,100	292,030

Santos Ltd.	38,368	206,869

Suncor Energy, Inc.	24,948	533,151

TC Energy Corp.	16,060	793,862

TOTAL SE	57,992	2,570,782

Tourmaline Oil Corp.(a)	3,328	71,743

United Energy Group Ltd.* (a)	198,000	39,259

Washington H Soul Pattinson & Co. Ltd.	3,009	70,357

Whitehaven Coal Ltd.* (a)	362,824	358,737

Woodside Petroleum Ltd.	14,125	249,422

Z Energy Ltd.*	38,324	73,693
		24,433,246

Paper & Forest Products – 0.5%

Canfor Corp.* (a)	23,364	583,055

Daiken Corp.	6,500	122,382

Daio Paper Corp.	3,745	61,329

Hokuetsu Corp.	66,100	341,672

Holmen AB, Class B(a)	1,540	72,668

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Paper & Forest Products – (continued)

Metsa Board OYJ	6,595	$84,075

Mondi plc	11,176	304,059

Navigator Co. SA (The)	79,552	268,716

Nippon Paper Industries Co. Ltd.(a)	3,700	45,427

Oji Holdings Corp.	26,000	163,890

Stella-Jones, Inc.	4,576	191,194

Stora Enso OYJ, Class R	10,208	195,754

Svenska Cellulosa AB SCA, Class A	3,160	57,028

Svenska Cellulosa AB SCA, Class B	6,688	117,455

UPM-Kymmene OYJ	10,208	399,987

West Fraser Timber Co. Ltd.(a)	2,747	211,909
		3,220,600

Personal Products – 1.0%

Beiersdorf AG	1,320	149,209

Blackmores Ltd.(a)	46	2,546

Fancl Corp.	400	13,064

Interparfums SA*	654	45,269

Jamieson Wellness, Inc.(a) (b)	6,072	190,422

Kao Corp.	7,800	500,019

Kobayashi Pharmaceutical Co. Ltd.	1,400	124,880

Kose Corp.(a)	700	105,411

L’Occitane International SA	15,500	44,603

L’Oreal SA(a)	3,749	1,541,882

Mandom Corp.	2,600	48,667

Milbon Co. Ltd.	1,000	53,245

Noevir Holdings Co. Ltd.	1,900	83,697

Ontex Group NV* (a)	23,804	310,910

Pola Orbis Holdings, Inc.	2,000	51,837

Rohto Pharmaceutical Co. Ltd.	2,000	51,288

Shiseido Co. Ltd.	6,700	485,958

Unilever plc	20,736	1,214,865

Unilever plc	23,440	1,370,785
		6,388,557

Pharmaceuticals – 4.1%

ALK-Abello A/S*	208	90,302

Almirall SA	4,342	68,263

Investments	Shares	Value

Pharmaceuticals – (continued)

Aphria, Inc.* (a)	15,976	$245,185

Astellas Pharma, Inc.	30,600	459,259

AstraZeneca plc	22,440	2,396,997

Bausch Health Cos., Inc.*	7,348	236,352

Bayer AG (Registered)	22,836	1,479,511

Canopy Growth Corp.* (a)	6,156	165,885

Chugai Pharmaceutical Co. Ltd.	9,200	345,174

COSMO Pharmaceuticals NV* (a)	413	39,849

Cronos Group, Inc.*	15,356	125,200

Daiichi Sankyo Co. Ltd.	30,300	772,573

Dechra Pharmaceuticals plc	3,080	172,026

Eisai Co. Ltd.	5,500	358,716

Faes Farma SA	16,374	68,318

Financiere de Tubize SA(a)	751	73,771

GlaxoSmithKline plc	116,864	2,167,527

GW Pharmaceuticals plc* (d)	1	18

H Lundbeck A/S	1,852	57,200

Haw Par Corp. Ltd.	3,200	31,750

Hikma Pharmaceuticals plc	2,900	97,971

Hisamitsu Pharmaceutical Co., Inc.	1,900	110,553

Hutchison China MediTech Ltd.*	7,150	41,875

Ipsen SA	770	74,562

JCR Pharmaceuticals Co. Ltd.	2,400	65,322

Kaken Pharmaceutical Co. Ltd.	1,500	61,754

Kissei Pharmaceutical Co. Ltd.	1,400	28,409

Kyowa Kirin Co. Ltd.	4,400	133,644

Merck KGaA	2,508	441,246

Mochida Pharmaceutical Co. Ltd.	900	31,330

Nichi-iko Pharmaceutical Co. Ltd.(a)	26,400	221,721

Nippon Shinyaku Co. Ltd.	2,000	134,669

Novartis AG (Registered)	41,712	3,565,449

Novo Nordisk A/S, Class B	28,908	2,120,024

Ono Pharmaceutical Co. Ltd.	9,400	236,580

Orion OYJ, Class A	1,474	65,298

Orion OYJ, Class B	1,404	62,248

Otsuka Holdings Co. Ltd.	10,100	388,181

Recordati Industria Chimica e Farmaceutica SpA	2,359	130,175

Roche Holding AG	11,792	3,847,705

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	133

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Roche Holding AG – BR	496	$172,503

Sanofi(a)	19,360	2,033,877

Santen Pharmaceutical Co. Ltd.	8,900	113,993

Seikagaku Corp.	1,800	16,534

Shionogi & Co. Ltd.(a)	4,100	215,568

Sosei Group Corp.*	1,200	18,817

Sumitomo Dainippon Pharma Co. Ltd.	3,600	62,412

Taisho Pharmaceutical Holdings Co. Ltd.	600	35,351

Takeda Pharmaceutical Co. Ltd.	35,217	1,171,161

Teva Pharmaceutical Industries Ltd.*	25,916	270,478

Torii Pharmaceutical Co. Ltd.	800	18,868

Towa Pharmaceutical Co. Ltd.	10,000	206,944

Tsumura & Co.	900	29,971

UCB SA	2,200	204,083

Vifor Pharma AG(a)	837	120,725

Virbac SA*	212	68,905

ZERIA Pharmaceutical Co. Ltd.(a)	1,800	32,178
		26,004,960

Professional Services – 1.3%

Adecco Group AG (Registered)	3,960	268,501

AF Poyry AB, Class B	4,429	145,089

ALS Ltd.	13,503	109,936

Applus Services SA*	59,004	624,700

Benefit One, Inc.	2,000	50,190

Bureau Veritas SA*	4,296	128,616

DKSH Holding AG	660	53,152

en-japan, Inc.	1,700	51,558

Experian plc	15,972	617,424

Funai Soken Holdings, Inc.	2,700	47,872

Hays plc*	34,264	77,517

Intertek Group plc	2,376	201,921

Intertrust NV* (b)	35,860	664,791

IPH Ltd.(a)	21,158	115,712

JAC Recruitment Co. Ltd.	1,300	20,219

Meitec Corp.	1,500	83,299

Morneau Shepell, Inc.	2,428	60,986

Investments	Shares	Value

Professional Services – (continued)

Nihon M&A Center, Inc.	4,800	$125,769

Nomura Co. Ltd.	6,000	43,639

Outsourcing, Inc.	4,800	73,819

Pagegroup plc*	20,728	160,858

Persol Holdings Co. Ltd.	5,700	104,765

Randstad NV	2,596	187,754

Recruit Holdings Co. Ltd.	28,100	1,269,712

RELX plc	32,560	847,296

RWS Holdings plc	22,176	210,935

SGS SA (Registered)	88	260,512

SmartGroup Corp. Ltd.(a)	54,824	298,136

SMS Co. Ltd.	3,200	87,359

Stantec, Inc.	1,027	48,044

Synergie SE	3,124	142,905

TechnoPro Holdings, Inc.	1,900	139,582

Teleperformance	924	357,163

Thomson Reuters Corp.	2,072	191,991

Wolters Kluwer NV(a)	5,324	482,344
		8,354,066

Real Estate Management & Development – 2.7%

ADLER Group SA(a) (b)	33,264	984,262

Aedas Homes SA* (b)	9,152	236,869

Aeon Mall Co. Ltd.	1,990	31,569

AFI Properties Ltd.*	3,784	157,037

Airport City Ltd.*	1,928	32,100

Allreal Holding AG (Registered)	366	74,159

Alrov Properties and Lodgings Ltd.*	2,548	132,846

Altus Group Ltd.	1,792	90,474

Amot Investments Ltd.	11,168	73,171

Aroundtown SA	23,027	177,518

Atrium Ljungberg AB, Class B	2,912	60,921

Azrieli Group Ltd.	1,016	71,579

Bayside Land Corp. Ltd.	9,800	90,013

Big Shopping Centers Ltd.*	16	1,936

Blue Square Real Estate Ltd.	2,385	175,822

Bukit Sembawang Estates Ltd.	70,400	249,236

CA Immobilien Anlagen AG(a)	1,760	77,226

CapitaLand Ltd.	60,131	168,135

Castellum AB	6,732	164,085

Catena AB	1,676	81,305

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Cibus Nordic Real Estate AB	17,380	$367,096

City Developments Ltd.	600	3,558

CK Asset Holdings Ltd.	66,000	414,261

CLS Holdings plc	14,403	49,655

Colliers International Group, Inc.	1,142	123,502

Corem Property Group AB, Class B(a)	61,048	137,319

Daibiru Corp.	3,300	38,493

Daito Trust Construction Co. Ltd.	1,900	201,985

Daiwa House Industry Co. Ltd.	16,200	479,457

Deutsche EuroShop AG*	19,844	458,654

Deutsche Wohnen SE	5,720	309,858

Dios Fastigheter AB	40,744	388,130

Fabege AB	8,276	123,566

Far East Consortium International Ltd.	504,358	178,578

Fastighets AB Balder, Class B*	2,816	162,418

FastPartner AB, Class A	6,642	73,052

FirstService Corp.	676	109,714

Gazit-Globe Ltd.	23,040	150,600

Goldcrest Co. Ltd.(a)	1,000	14,519

Grand City Properties SA	2,508	67,508

Great Eagle Holdings Ltd.	140,776	496,632

GuocoLand Ltd.	36,400	45,418

Henderson Land Development Co. Ltd.	33,239	147,860

Hiag Immobilien Holding AG	355	41,259

Ho Bee Land Ltd.	78,800	161,699

Hufvudstaden AB, Class A	2,610	41,639

Hulic Co. Ltd.	4,900	55,767

Hysan Development Co. Ltd.	19,000	71,554

Ichigo, Inc.	14,300	44,612

Immobel SA(a)	1,100	86,866

IMMOFINANZ AG(a)	2,253	46,948

Intershop Holding AG	76	50,914

Israel Canada T.R Ltd.	26,616	101,266

Isras Investment Co. Ltd.	312	68,309

IWG plc*	18,668	94,780

Jeudan A/S	560	22,118

K Wah International Holdings Ltd.	613,089	305,485

Investments	Shares	Value

Real Estate Management & Development – (continued)

Kerry Properties Ltd.	38,500	$129,873

Klovern AB, Class B	28,607	55,484

Kowloon Development Co. Ltd.(a)	180,000	211,360

Kungsleden AB	208	2,422

LEG Immobilien SE	1,144	159,336

Lendlease Corp. Ltd.	14,937	146,649

Mega Or Holdings Ltd.	3,373	112,005

Melisron Ltd.*	944	57,222

Mitsubishi Estate Co. Ltd.	20,400	335,101

Mitsui Fudosan Co. Ltd.	21,900	474,846

Mivne Real Estate KD Ltd.	14,248	39,229

Mobimo Holding AG (Registered)	232	73,768

New World Development Co. Ltd.	33,590	177,749

Nexity SA(a)	18,436	1,000,472

Nomura Real Estate Holdings, Inc.	5,800	142,738

NP3 Fastigheter AB	1,584	29,073

OUE Ltd.	41,600	45,965

Oxley Holdings Ltd.	467,080	89,526

PATRIZIA AG	3,248	88,951

Property & Building Corp. Ltd.*	480	57,348

PSP Swiss Property AG (Registered)	531	65,556

Real Matters, Inc.*	423	5,539

Relo Group, Inc.	2,270	46,727

S IMMO AG	2,564	66,669

Sagax AB, Class B	3,740	99,076

Samhallsbyggnadsbolaget i Norden AB	36,868	140,744

SAMTY Co. Ltd.	13,500	247,015

Savills plc	10,452	172,932

Sella Capital Real Estate Ltd., REIT	65,936	168,329

Selvaag Bolig ASA	21,356	157,056

Singapore Land Group Ltd.	5,656	11,946

Sino Land Co. Ltd.	31,136	46,262

Sirius Real Estate Ltd.	94,543	132,994

St Modwen Properties plc	1,373	8,250

Starts Corp., Inc.	13,200	322,679

Sumitomo Realty & Development Co. Ltd.	11,800	392,848

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	135

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Summit Real Estate Holdings Ltd.*	14,606	$238,634

Sun Hung Kai Properties Ltd.	31,500	475,733

Swire Pacific Ltd., Class A	3,500	28,322

Swire Properties Ltd.	24,800	74,079

Swiss Prime Site AG (Registered)	1,314	127,863

TAG Immobilien AG	4,270	132,155

Tokyo Tatemono Co. Ltd.	9,600	141,666

Tokyu Fudosan Holdings Corp.	20,000	111,065

Tosei Corp.	10,400	102,854

Tricon Residential, Inc.	13,948	147,847

UOL Group Ltd.	15,599	90,283

Vonovia SE	9,122	600,005

Wallenstam AB, Class B	7,068	109,333

Wharf Real Estate Investment Co. Ltd.(a)	25,000	143,881

Wihlborgs Fastigheter AB	5,830	119,279

Wing Tai Holdings Ltd.	59,200	85,436

YH Dimri Construction & Development Ltd.	1,596	95,218
		17,202,704

Road & Rail – 1.4%

Aurizon Holdings Ltd.	31,840	92,231

Canadian National Railway Co.	11,528	1,240,042

Canadian Pacific Railway Ltd.(a)	2,376	885,949

Central Japan Railway Co.	2,700	394,854

ComfortDelGro Corp. Ltd.	18,400	23,788

East Japan Railway Co.	9,000	615,809

Firstgroup plc*	532,136	547,419

Fukuyama Transporting Co. Ltd.	1,000	38,287

Hamakyorex Co. Ltd.	6,800	191,300

Hankyu Hanshin Holdings, Inc.	4,600	144,769

Hitachi Transport System Ltd.	2,700	83,862

Keikyu Corp.(a)	1,300	16,627

Keio Corp.(a)	2,800	181,876

Keisei Electric Railway Co. Ltd.(a)	4,500	140,387

Kintetsu Group Holdings Co. Ltd.*	3,900	139,687

Investments	Shares	Value

Road & Rail – (continued)

Kyushu Railway Co.	2,100	$47,109

Maruzen Showa Unyu Co. Ltd.	7,900	229,834

MTR Corp. Ltd.	25,764	143,634

Mullen Group Ltd.	36,168	396,019

Nagoya Railroad Co. Ltd.*	4,400	100,877

Nankai Electric Railway Co. Ltd.(a)	3,000	66,200

National Express Group plc*	226,688	940,327

Nikkon Holdings Co. Ltd.	2,600	54,400

Nippon Express Co. Ltd.	1,600	122,227

Nishi-Nippon Railroad Co. Ltd.	1,000	25,809

Nobina AB* (b)	29,304	259,918

Odakyu Electric Railway Co. Ltd.(a)	4,600	124,358

Sankyu, Inc.	2,333	99,463

SBS Transit Ltd.	30,400	72,207

Seibu Holdings, Inc.	2,600	27,973

Seino Holdings Co. Ltd.	7,500	103,060

Senko Group Holdings Co. Ltd.(a)	3,600	33,100

Sixt SE*	550	76,405

Sixt SE (Preference)	298	24,645

Stef SA	1,320	148,096

TFI International, Inc.	3,696	323,573

Tobu Railway Co. Ltd.	4,000	102,832

Tokyu Corp.	8,900	114,400

Tonami Holdings Co. Ltd.	4,400	213,348

Trancom Co. Ltd.	600	46,549

Transport International Holdings Ltd.	105,600	220,531

West Japan Railway Co.	4,400	242,814
		9,096,595

Semiconductors & Semiconductor Equipment – 1.6%

Advantest Corp.	3,100	294,387

AIXTRON SE*	7,964	170,314

ams AG* (a)	8,459	146,819

ASM International NV	1,012	308,094

ASM Pacific Technology Ltd.	5,000	75,835

ASML Holding NV	7,128	4,643,868

BE Semiconductor Industries NV	2,618	212,162

Dialog Semiconductor plc*	720	56,459

Disco Corp.	700	226,705

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Infineon Technologies AG	22,616	$913,812

Japan Material Co. Ltd.	3,900	45,349

Lasertec Corp.	1,000	176,936

Melexis NV	495	53,987

Mimasu Semiconductor Industry Co. Ltd.	200	5,136

Nordic Semiconductor ASA*	8,272	205,102

Renesas Electronics Corp.*	15,600	181,968

Rohm Co. Ltd.	2,000	198,161

SCREEN Holdings Co. Ltd.	1,800	172,252

Shinko Electric Industries Co. Ltd.	1,400	45,213

Siltronic AG	396	66,834

SOITEC*	816	165,125

STMicroelectronics NV	11,836	443,973

SUMCO Corp.	7,600	196,910

Tokyo Electron Ltd.	2,500	1,105,165

Tower Semiconductor Ltd.*	3,423	100,157

Ulvac, Inc.	1,700	77,764
		10,288,487

Software – 1.2%

Altium Ltd.	1,716	39,302

Avast plc(b)	17,028	112,623

AVEVA Group plc	3,926	189,164

BlackBerry Ltd.* (a)	8,682	76,714

Blue Prism Group plc* (a)	4,832	81,620

Bravura Solutions Ltd.(a)	5,168	11,258

Constellation Software, Inc.	356	522,028

Dassault Systemes SE	2,264	525,867

Descartes Systems Group, Inc. (The)*	832	53,178

Enghouse Systems Ltd.	1,300	61,523

Fuji Soft, Inc.	1,600	80,216

GB Group plc	1,064	13,236

Hilan Ltd.	1,569	82,239

IRESS Ltd.	19,140	149,030

Kinaxis, Inc.*	520	67,014

Lightspeed POS, Inc.* (a)	2,184	152,376

Micro Focus International plc	140,536	1,007,920

Miroku Jyoho Service Co. Ltd.	1,000	16,724

Nemetschek SE	884	65,978

Investments	Shares	Value

Software – (continued)

Nice Ltd.*	1,189	$287,705

Open Text Corp.	3,696	173,894

Oracle Corp. Japan	800	75,019

Sage Group plc (The)	16,500	145,752

SAP SE	18,392	2,585,100

SimCorp A/S	1,100	145,583

Sinch AB* (b)	780	123,378

Software AG	1,320	57,268

Systena Corp.	5,200	106,992

TeamViewer AG* (b)	2,080	99,054

Technology One Ltd.	7,884	57,733

Temenos AG (Registered)	765	112,479

Trend Micro, Inc.	2,500	118,933

Vitec Software Group AB, Class B	4,356	206,319

WiseTech Global Ltd.	4,953	120,249
		7,723,468

Specialty Retail – 1.8%

ABC-Mart, Inc.	700	37,464

Alpen Co. Ltd.	200	4,261

Arcland Sakamoto Co. Ltd.	16,700	228,106

Aritzia, Inc.*	2,860	71,302

AT-Group Co. Ltd.	10,400	158,704

Autobacs Seven Co. Ltd.	2,100	28,088

Bic Camera, Inc.	4,100	42,311

Bilia AB, Class A(a)	36,564	639,543

CECONOMY AG*	64,548	378,413

Clas Ohlson AB, Class B*	13,508	144,813

DCM Holdings Co. Ltd.	2,400	23,933

Delek Automotive Systems Ltd.	17,264	214,353

Dixons Carphone plc*	410,916	792,525

Dufry AG (Registered)*	1,188	78,206

Dunelm Group plc	2,604	53,143

Eagers Automotive Ltd.	4,180	50,564

EDION Corp.	30,800	327,147

Fast Retailing Co. Ltd.	1,100	902,804

Fenix Outdoor International AG	369	54,810

Fielmann AG*	607	46,254

Fnac Darty SA*	8,932	630,625

Fox Wizel Ltd.	855	99,410

GrandVision NV* (b)	1,506	48,768

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	137

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

H & M Hennes & Mauritz AB, Class B*	11,440	$282,491

Hikari Tsushin, Inc.	600	120,653

Hornbach Baumarkt AG	3,608	144,415

Hornbach Holding AG & Co. KGaA	3,784	354,165

IDOM, Inc.	20,800	120,456

Industria de Diseno Textil SA(a)	17,072	608,729

JB Hi-Fi Ltd.(a)	2,881	102,993

JD Sports Fashion plc*	8,827	112,241

JINS Holdings, Inc.(a)	900	63,153

Joshin Denki Co. Ltd.(a)	8,800	221,882

Joyful Honda Co. Ltd.	2,000	24,610

Kathmandu Holdings Ltd.*	266,816	277,589

Kingfisher plc*	45,013	222,679

Kohnan Shoji Co. Ltd.	13,200	356,975

Kojima Co. Ltd.	13,200	107,237

K’s Holdings Corp.	6,100	83,320

Leon’s Furniture Ltd.	12,116	216,969

Luk Fook Holdings International Ltd.	148,672	372,118

Mekonomen AB*	16,060	275,778

Nafco Co. Ltd.	4,400	88,962

Nick Scali Ltd.(a)	30,272	262,598

Nishimatsuya Chain Co. Ltd.	1,300	20,385

Nitori Holdings Co. Ltd.	1,600	287,050

PAL GROUP Holdings Co. Ltd.	8,800	123,822

Pets at Home Group plc	11,308	69,546

Premier Investments Ltd.	6,508	132,163

Super Retail Group Ltd.(a)	5,324	49,062

T-Gaia Corp.	9,800	167,839

United Arrows Ltd.	8,800	153,933

USS Co. Ltd.	1,000	18,124

Vivo Energy plc(b)	154,220	213,525

Watches of Switzerland Group plc* (c)	10,868	110,297

WH Smith plc*	3,950	98,961

Wickes Group plc*	8,632	29,873

World Co. Ltd.	9,000	115,027

Yamada Holdings Co. Ltd.	7,800	38,820

Yellow Hat Ltd.	17,800	299,150
		11,403,137

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – 0.4%

Brother Industries Ltd.	7,400	$156,456

Canon, Inc.(a)	16,800	400,077

Eizo Corp.	1,400	52,001

Elecom Co. Ltd.	1,600	33,667

FUJIFILM Holdings Corp.	6,700	434,407

Konica Minolta, Inc.	18,900	106,859

Logitech International SA (Registered)	3,109	349,062

MCJ Co. Ltd.(a)	30,800	280,090

Ricoh Co. Ltd.	16,600	176,471

Riso Kagaku Corp.(a)	1,700	20,530

Seiko Epson Corp.(a)	8,300	141,086

Toshiba TEC Corp.*	1,100	43,877

Wacom Co. Ltd.	13,200	84,655
		2,279,238

Textiles, Apparel & Luxury Goods – 2.0%

adidas AG*	3,036	938,719

Asics Corp.	5,200	82,540

Brunello Cucinelli SpA* (a)	1,368	69,758

Burberry Group plc*	7,700	219,724

Canada Goose Holdings, Inc.* (a)	1,100	46,443

Chow Sang Sang Holdings International Ltd.	196,000	334,117

Cie Financiere Richemont SA (Registered)	8,888	912,529

Coats Group plc	98,856	79,933

Crystal International Group Ltd.(b)	397,500	209,834

Delta Galil Industries Ltd.*	4,626	127,012

Descente Ltd.*	2,400	41,542

EssilorLuxottica SA – IM	2,578	429,138

EssilorLuxottica SA – MO	1,910	318,217

Gildan Activewear, Inc.*	2,703	93,733

Goldwin, Inc.(a)	1,900	113,508

Gunze Ltd.	700	24,784

Hermes International	529	664,830

HUGO BOSS AG	1,980	91,480

Japan Wool Textile Co. Ltd. (The)	24,400	217,648

Kering SA	1,232	988,474

Kurabo Industries Ltd.	6,800	112,789

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Textiles, Apparel & Luxury Goods – (continued)

LVMH Moet Hennessy Louis Vuitton SE	4,488	$3,383,142

Moncler SpA*	3,061	188,000

Pacific Textiles Holdings Ltd.	308,000	197,089

Pandora A/S	1,848	209,998

Puma SE*	1,760	185,851

Samsonite International SA* (a) (b)	593,400	1,101,711

Seiko Holdings Corp.	13,500	237,876

Seiren Co. Ltd.(a)	25,600	443,120

Stella International Holdings Ltd.	110,500	136,580

Swatch Group AG (The)	364	111,589

Swatch Group AG (The) (Registered)	8	480

Tod’s SpA*	245	11,544

Wacoal Holdings Corp.	1,500	33,800

Yondoshi Holdings, Inc.	1,400	23,734

Yue Yuen Industrial Holdings Ltd.	22,000	55,235
		12,436,501

Thrifts & Mortgage Finance – 0.6%

Aareal Bank AG	24,552	691,603

Deutsche Pfandbriefbank AG* (b)	59,004	680,742

Equitable Group, Inc.	4,532	491,476

Home Capital Group, Inc.*	22,616	597,296

OSB Group plc	145,376	964,536

Paragon Banking Group plc	101,332	659,968
		4,085,621

Tobacco – 0.6%

British American Tobacco plc	52,756	1,959,022

Imperial Brands plc	24,376	508,778

Japan Tobacco, Inc.	26,400	493,679

Scandinavian Tobacco Group A/S(a) (b)	20,153	367,329

Swedish Match AB	3,300	271,001
		3,599,809

Investments	Shares	Value

Trading Companies & Distributors – 1.6%

AddTech AB, Class B	2,196	$38,436

Advan Co. Ltd.	1,200	10,221

Ashtead Group plc	6,424	413,676

Beijer Ref AB	2,340	36,391

Brenntag SE	2,205	198,229

Bunzl plc	5,984	192,795

Electrocomponents plc	2,548	37,607

Ferguson plc	3,564	450,622

Finning International, Inc.(a)	4,111	106,902

Grafton Group plc	11,760	194,248

Hanwa Co. Ltd.(a)	17,600	522,501

Howden Joinery Group plc*	15,972	178,858

IMCD NV	1,360	198,016

Inaba Denki Sangyo Co. Ltd.	19,200	448,975

Inabata & Co. Ltd.(a)	13,000	195,883

Indutrade AB	6,594	172,497

ITOCHU Corp.(a)	31,900	994,604

Japan Pulp & Paper Co. Ltd.	5,900	195,668

Kanamoto Co. Ltd.(a)	14,323	350,786

Kanematsu Corp.	30,800	405,764

Marubeni Corp.	47,000	390,688

Mitsubishi Corp.	30,800	850,977

Mitsui & Co. Ltd.(a)	36,000	758,666

MonotaRO Co. Ltd.	5,600	142,940

Nagase & Co. Ltd.	4,900	73,788

Nippon Steel Trading Corp.	5,000	176,570

Nishio Rent All Co. Ltd.	9,900	273,075

Reece Ltd.	5,999	93,930

Rexel SA*	4,641	91,457

Richelieu Hardware Ltd.	1,340	46,773

Russel Metals, Inc.(a)	21,692	496,895

Seven Group Holdings Ltd.(a)	104	1,730

Sojitz Corp.	43,300	129,141

Sumitomo Corp.	24,200	329,442

Toromont Industries Ltd.	2,360	188,002

Toyota Tsusho Corp.	5,300	224,015

Travis Perkins plc*	7,704	163,937

Yamazen Corp.(a)	33,000	294,662

Yuasa Trading Co. Ltd.	8,800	239,111
		10,308,478

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	139

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – 0.4%

Aena SME SA* (b)	1,100	$191,609

Aeroports de Paris* (a)	555	71,287

ASTM SpA*	1,668	51,805

Atlantia SpA*	10,824	211,411

Atlas Arteria Ltd.(a)	25,621	119,537

Auckland International Airport Ltd.* (a)	22,876	124,579

Enav SpA(b)	12,657	58,843

Flughafen Zurich AG (Registered)* (a)	320	57,611

Fraport AG Frankfurt Airport Services Worldwide*	890	59,162

Getlink SE	8,876	141,362

Hamburger Hafen und Logistik AG	1,220	30,078

James Fisher & Sons plc	1,322	19,036

Kamigumi Co. Ltd.	800	15,553

Port of Tauranga Ltd.	5,225	27,742

Qube Holdings Ltd.	55,759	129,644

SATS Ltd.*	19,000	57,982

Signature Aviation plc*	24,573	137,553

Sumitomo Warehouse Co. Ltd. (The)	26,400	341,276

Sydney Airport*	7,964	38,079

Transurban Group	45,276	495,574

Westshore Terminals Investment Corp.(a)	16,456	268,336
		2,648,059

Water Utilities – 0.1%

Pennon Group plc	4,356	62,362

Severn Trent plc	5,280	181,079

United Utilities Group plc	11,220	150,406
		393,847

Wireless Telecommunication Services – 1.0%

1&1 Drillisch AG	987	29,704

Airtel Africa plc(b)	34,804	36,623

Cellcom Israel Ltd.*	33,968	131,647

Freenet AG	2,198	53,581

KDDI Corp.	37,000	1,119,089

Investments	Shares	Value

Wireless Telecommunication Services – (continued)

Millicom International Cellular SA, SDR*	1,924	$76,225

Orange Belgium SA	11,176	295,308

Rogers Communications, Inc., Class B	6,820	335,622

Softbank Corp.(a)	35,300	455,197

SoftBank Group Corp.	27,882	2,521,509

StarHub Ltd.	17,700	17,961

Tele2 AB, Class B	11,244	145,408

VEON Ltd.* (a)	19,670	33,387

Vodafone Group plc	600,468	1,137,325
		6,388,586
Total Common Stocks (Cost $484,188,004)		617,565,483

CLOSED END FUNDS – 0.0%(f)

Independent Power and Renewable Electricity Producers – 0.0%(f)

Renewables Infrastructure Group Ltd. (The) (Cost $86,913)	57,872	100,799
	Number of Rights

RIGHTS – 0.0%(f)

Capital Markets – 0.0%(f)

Credit Suisse Group AG, expiring 5/6/2021, price 1,000 CHF*‡ (d)	49,544	—

Euronext NV, expiring 5/10/2021, price 59.65 EUR*	1,402	16,455
		16,455

Metals & Mining – 0.0%

Regis Resources Ltd., expiring 4/15/2021, price 2.70 AUD* ‡ (d)	2,541	—
Total Rights (Cost $—)		16,455

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Number of Warrants	Value

WARRANTS – 0.0%(f)

Textiles, Apparel & Luxury Goods – 0.0%(f)

Cie Financiere Richemont SA, expiring 11/22/2023, price 67.00 CHF* (Cost $—)	16,100	$6,885

	Principal Amount

SECURITIES LENDING REINVESTMENTS(g) – 2.9%

REPURCHASE AGREEMENTS – 2.9%

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $3,300,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% –3.00%, maturing 5/15/2023 – 2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $3,357,712	$3,300,000	3,300,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $9,570,885, collateralized by various U.S. Treasury Securities, ranging from 0.88% –5.00%, maturing 1/15/2028 – 2/15/2047; total market value $9,657,223	9,570,885	9,570,885

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

Deutsche Bank AG, London Branch, 0.15%, dated 4/30/2021, due 5/3/2021, repurchase price $4,700,000, collateralized by various U.S. Treasury Securities, 0.13%, maturing 7/15/2030; Foreign Government Fixed Income Securities, ranging from 0.25% – 3.13%, maturing 7/23/2021 –2/14/2031; total market value $4,772,511	$4,700,000	$4,700,000

NBC Global Finance Ltd., 0.19%, dated 4/30/2021, due 5/3/2021, repurchase price $800,000, collateralized by various U.S. Treasury Securities, ranging from 0.13% –4.38%, maturing 1/31/2023 – 8/15/2050; Common Stocks; total market value $878,612	800,000	800,000
		18,370,885
Total Securities Lending Reinvestments (Cost $18,370,885)		18,370,885
Total Investments –100.2% (Cost $502,645,802)		636,060,507

Liabilities in excess of other assets – (0.2%)		(1,091,570)
NET ASSETS – 100.0%		$634,968,937

*	Non-income producing security.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $60,720,569, collateralized in the form of cash with a value of $18,370,885 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $20,925,197 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from May 13, 2021 – February 15, 2051 and $26,162,769 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	141

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

0.00% – 8.50%, and maturity dates ranging from July 7, 2021 – September 20, 2117; a total value of $65,458,851.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)

Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021 amounted to $116,470, which represents approximately 0.02% of net assets of the Fund.

(e)	Amount represents less than one share.

(f)	Represents less than 0.05% of net assets.

(g)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $18,370,885.

Percentages shown are based on Net Assets.

Abbreviations

CHDI – Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA – Dutch Certification

DI – Depositary Interest

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

SDR – Swedish Depositary Receipt

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,745,506
Aggregate gross unrealized depreciation	(34,703,298)
Net unrealized appreciation	$132,042,208
Federal income tax cost	$504,405,741

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	127	06/18/2021	EUR	$6,023,574	$195,135
FTSE 100 Index	35	06/18/2021	GBP	3,361,861	95,410
Nikkei 225 Index	25	06/10/2021	JPY	3,307,260	(9,766)
S&P/TSX 60 Index	14	06/17/2021	CAD	2,584,230	56,949
SPI 200 Index	12	06/17/2021	AUD	1,622,608	59,597
					$397,325

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	604,150	Toronto-Dominion Bank (The)	USD	480,226	06/16/2021	$10,917
EUR	1,317,687	Morgan Stanley	USD	1,578,356	06/16/2021	9,316
GBP	680,000	Morgan Stanley	USD	932,624	06/16/2021	8,980

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
ILS	796,970	Morgan Stanley	USD	240,382	06/16/2021	$5,459
NOK	1,450,557	BNP Paribas SA	USD	171,311	06/16/2021	3,294
SEK	554,576	Morgan Stanley	USD	65,186	06/16/2021	426
USD	1,248,777	Toronto-Dominion Bank (The)	GBP	900,000	06/16/2021	2,537
USD	219,985	Toronto-Dominion Bank (The)	HKD	1,707,402	06/16/2021	127
USD	551,596	Toronto-Dominion Bank (The)	JPY	60,000,000	06/16/2021	2,479
Total unrealized appreciation						$43,535
AUD	568,763	JPMorgan Chase Bank	USD	441,703	06/16/2021	$(2,272)
GBP	983,203	Citibank NA	USD	1,372,316	06/16/2021	(10,863)
JPY	249,660,889	Morgan Stanley	USD	2,300,230	06/16/2021	(15,343)
USD	498,799	Morgan Stanley	CHF	460,788	06/16/2021	(7,021)
USD	427,492	Bank of New York	DKK	2,668,253	06/16/2021	(4,752)
USD	1,176,742	Morgan Stanley	JPY	129,710,000	06/16/2021	(10,360)
USD	509,732	BNP Paribas SA	NZD	711,055	06/16/2021	(362)
USD	220,083	Goldman Sachs & Co.	SGD	296,100	06/16/2021	(2,445)
Total unrealized depreciation						$(53,418)
Net unrealized depreciation						$(9,883)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	143

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2021:

Australia	5.5%
Austria	0.4
Belgium	1.2
Canada	9.7
Denmark	1.9
Finland	0.9
France	7.3
Germany	6.5
Hong Kong	2.8
Ireland	0.4
Israel	1.4
Italy	2.6
Japan	24.1
Netherlands	3.0
New Zealand	0.3
Norway	1.2
Portugal	0.2
Singapore	1.4
Spain	2.7
Sweden	3.8
Switzerland	5.2
United Kingdom	14.8
Other[1]	2.7
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.0%

Aerospace & Defense – 0.2%

AECC Aviation Power Co. Ltd., Class A	4,700	$27,518

Aselsan Elektronik Sanayi ve Ticaret A/S	24,132	43,654

AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	4,700	17,467

AviChina Industry & Technology Co. Ltd., Class H(a)	94,000	60,514

Bharat Electronics Ltd.	17,280	30,735

China Aerospace Times Electronics Co. Ltd., Class A	14,100	14,881

Hanwha Aerospace Co. Ltd.	899	31,196

Hindustan Aeronautics Ltd.(b)	2,256	29,155

Korea Aerospace Industries Ltd.	1,608	47,126

LIG Nex1 Co. Ltd.	5,890	209,686

United Aircraft Corp. PJSC* ^	25,155,036	177,079
		689,011

Air Freight & Logistics – 0.3%

Agility Public Warehousing Co. KSC	50,933	160,254

Hanjin Transportation Co. Ltd.	4,823	170,833

Hyundai Glovis Co. Ltd.	742	128,075

Kerry TJ Logistics Co. Ltd.	4,000	6,444

SF Holding Co. Ltd., Class A	5,300	52,701

Sinotrans Ltd., Class A	23,500	17,721

Sinotrans Ltd., Class H	83,000	37,937

STO Express Co. Ltd., Class A	4,700	6,246

YTO Express Group Co. Ltd., Class A	4,700	8,555

ZTO Express Cayman, Inc., ADR	10,335	332,373
		921,139

Airlines – 0.8%

Aeroflot PJSC*	530,859	453,671

Air Arabia PJSC*	8	3

AirAsia Group Bhd.*	927,500	196,984

Asiana Airlines, Inc.*	18,786	252,484

Azul SA (Preference)*	143,800	1,020,469

China Airlines Ltd.*	137,000	103,977

Investments	Shares	Value

Airlines – (continued)

China Eastern Airlines Corp. Ltd., Class A	14,300	$11,535

China Southern Airlines Co. Ltd., Class A*	14,100	13,835

Eva Airways Corp.	127,798	86,471

Hanjin Kal Corp.*	273	13,621

InterGlobe Aviation Ltd.* (b)	3,087	68,489

Jeju Air Co. Ltd.*	6,519	141,240

Korean Air Lines Co. Ltd.*	6,844	165,509

Pegasus Hava Tasimaciligi A/S*	17,867	158,480

Turk Hava Yollari AO*	16,292	24,029
		2,710,797

Auto Components – 1.2%

Balkrishna Industries Ltd.	938	22,413

Bharat Forge Ltd.*	6,239	51,413

Bosch Ltd.	208	37,934

Cheng Shin Rubber Industry Co. Ltd.	53,000	102,649

Endurance Technologies Ltd.* (b)	1,456	25,405

Exide Industries Ltd.	5,676	13,636

Fuyao Glass Industry Group Co. Ltd., Class A	4,800	38,072

Fuyao Glass Industry Group Co. Ltd., Class H(b)	8,400	48,831

Hankook & Co. Co Ltd.	907	15,166

Hankook Tire & Technology Co. Ltd.	2,692	116,407

Hanon Systems	5,467	79,620

Hota Industrial Manufacturing Co. Ltd.*	134	496

Huayu Automotive Systems Co. Ltd., Class A	9,400	37,940

Hyundai Mobis Co. Ltd.	2,385	578,910

Hyundai Wia Corp.	8,745	547,177

Kumho Tire Co., Inc.*	3,552	12,901

Mando Corp.*	1,537	80,280

Minth Group Ltd.	12,000	48,746

Motherson Sumi Systems Ltd.*	27,268	79,037

MRF Ltd.	38	41,411

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	145

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Auto Components – (continued)

Nan Kang Rubber Tire Co. Ltd.	14,000	$21,752

Nexen Tire Corp.	18,247	144,027

Nexteer Automotive Group Ltd.	424,000	475,487

Ningbo Joyson Electronic Corp., Class A	4,700	13,167

S&T Motiv Co. Ltd.	4,240	233,279

Sri Trang Agro-Industry PCL, NVDR	28,200	42,792

Sundram Fasteners Ltd.	3,224	30,406

Tianneng Power International Ltd.(a)	366,000	671,979

Tong Yang Industry Co. Ltd.	212,000	288,784

Tube Investments of India Ltd.	1,200	20,003

Weifu High-Technology Group Co. Ltd., Class A	4,700	17,706
		3,937,826

Automobiles – 2.4%

Astra International Tbk. PT	720,800	274,448

BAIC Motor Corp. Ltd., Class H(a) (b)	798,000	288,712

Bajaj Auto Ltd.*	1,243	64,334

Brilliance China Automotive Holdings Ltd.(c)	96,000	87,072

BYD Co. Ltd., Class A	2,400	58,807

BYD Co. Ltd., Class H	12,500	257,987

China Motor Corp.*	111,400	285,948

Chongqing Changan Automobile Co. Ltd., Class A	9,400	23,778

Chongqing Changan Automobile Co. Ltd., Class B	31,800	25,712

Dongfeng Motor Group Co. Ltd., Class H	1,278,000	1,110,682

DRB-Hicom Bhd.	9,600	4,476

Eicher Motors Ltd.*	2,670	87,290

Ford Otomotiv Sanayi A/S	3,254	68,988

Geely Automobile Holdings Ltd.	212,000	550,004

Great Wall Motor Co. Ltd., Class A	4,700	24,279

Great Wall Motor Co. Ltd., Class H(a)	53,000	131,155

Guangzhou Automobile Group Co. Ltd., Class H	106,000	90,484

Investments	Shares	Value

Automobiles – (continued)

Hero MotoCorp Ltd.	2,173	$82,703

Hyundai Motor Co.	5,141	979,810

Hyundai Motor Co. (2nd Preference)	1,484	141,416

Hyundai Motor Co. (3rd Preference)	54	4,854

Hyundai Motor Co. (Preference)	848	81,190

Kia Corp.	9,752	675,061

Mahindra & Mahindra Ltd.	16,748	170,154

Maruti Suzuki India Ltd.	2,385	207,860

NIO, Inc., ADR* (a)	21,889	872,058

Niu Technologies, ADR* (a)	564	21,071

Oriental Holdings Bhd.	147,100	187,448

SAIC Motor Corp. Ltd., Class A	26,500	82,143

Sanyang Motor Co. Ltd.	318,000	368,285

Tata Motors Ltd.*	67,522	267,864

Tata Motors Ltd., Class A*	27,570	47,605

Tofas Turk Otomobil Fabrikasi A/S	6,639	23,891

TVS Motor Co. Ltd.	3,564	30,356

UMW Holdings Bhd.	129,200	104,082

XPeng, Inc., ADR* (a)	3,021	90,358

Yadea Group Holdings Ltd.(b)	16,000	35,021

Yulon Motor Co. Ltd.*	26,986	43,861
		7,951,247

Banks – 14.2%

Absa Group Ltd.*	26,011	219,545

Abu Dhabi Commercial Bank PJSC	105,298	179,742

Abu Dhabi Islamic Bank PJSC	19,571	25,735

AFFIN Bank Bhd.	205,627	87,845

Agricultural Bank of China Ltd., Class A	488,700	241,650

Agricultural Bank of China Ltd., Class H	1,060,000	412,162

Akbank TAS	86,903	51,144

Akbank TAS, ADR	20,016	25,020

Al Khalij Commercial Bank PQSC	890,848	530,937

Al Rajhi Bank	19,632	517,747

Alinma Bank	20,140	106,551

Alliance Bank Malaysia Bhd.*	558,300	354,355

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Alpha Services and Holdings SA* (a)	646,565	$1,027,402

AMMB Holdings Bhd.	79,500	57,834

AU Small Finance Bank Ltd.* (b)	2,288	31,021

Axis Bank Ltd.*	39,220	378,526

Banco Bradesco SA*	52,476	199,932

Banco Bradesco SA (Preference)*	175,120	769,847

Banco de Bogota SA	4,558	95,644

Banco de Chile	1,485,272	158,257

Banco de Credito e Inversiones SA	1,590	73,476

Banco del Bajio SA* (b)	368,000	585,896

Banco do Brasil SA*	53,000	289,557

Banco do Estado do Rio Grande do Sul SA (Preference), Class B	96,400	217,667

Banco Inter SA*	2,400	102,499

Banco Santander Chile	2,045,959	111,720

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand*	11,800	13,371

Bancolombia SA	10,998	82,081

Bancolombia SA (Preference)	17,464	130,711

Bandhan Bank Ltd.* (b)	13,866	61,728

Bangkok Bank PCL, NVDR	21,200	82,723

Bank Al Habib Ltd.	503,500	217,117

Bank AlBilad*	8,427	84,155

Bank Al-Jazira*	14,175	72,272

Bank Central Asia Tbk. PT	195,000	432,321

Bank Handlowy w Warszawie SA*	15,529	166,395

Bank Mandiri Persero Tbk. PT	689,000	294,536

Bank Millennium SA*	308,369	336,931

Bank Negara Indonesia Persero Tbk. PT	302,100	119,209

Bank of Ayudhya PCL, NVDR*	63,600	76,596

Bank of Baroda*	41,116	37,051

Bank of Beijing Co. Ltd., Class A	74,200	54,577

Bank of Changsha Co. Ltd., Class A	9,400	13,087

Bank of Chengdu Co. Ltd., Class A	18,800	34,657

Investments	Shares	Value

Banks – (continued)

Bank of China Ltd., Class A	270,300	$135,745

Bank of China Ltd., Class H	2,756,000	1,096,460

Bank of Chongqing Co. Ltd., Class H	265,000	178,103

Bank of Communications Co. Ltd., Class A	127,200	94,543

Bank of Communications Co. Ltd., Class H	796,000	509,360

Bank of Hangzhou Co. Ltd., Class A	18,800	48,049

Bank of India*	179,723	160,986

Bank of Jiangsu Co. Ltd., Class A	53,880	58,863

Bank of Nanjing Co. Ltd., Class A	42,400	60,080

Bank of Ningbo Co. Ltd., Class A	21,200	138,341

Bank of Shanghai Co. Ltd., Class A	47,700	60,293

Bank of the Philippine Islands	59,360	102,077

Bank of Zhengzhou Co. Ltd., Class A	51,700	29,399

Bank Pan Indonesia Tbk. PT*	1,833,800	114,255

Bank Polska Kasa Opieki SA*	5,724	120,914

Bank Rakyat Indonesia Persero Tbk. PT	1,867,800	523,682

Bank Tabungan Negara Persero Tbk. PT*	2,263,100	249,106

Banque Saudi Fransi	18,868	196,222

BDO Unibank, Inc.	56,180	120,294

BIMB Holdings Bhd.	15,880	15,041

BNK Financial Group, Inc.	13,038	89,901

BOC Hong Kong Holdings Ltd.	132,500	467,435

Boubyan Bank KSCP*	10,735	23,337

Burgan Bank SAK*	27,216	20,324

Canara Bank*	168,063	314,810

Capitec Bank Holdings Ltd.*	1,506	154,301

Chang Hwa Commercial Bank Ltd.	120,517	77,230

China Bohai Bank Co. Ltd., Class H* (b)	132,500	59,880

China CITIC Bank Corp. Ltd., Class H	477,000	249,959

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	147

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

China Construction Bank Corp., Class A	28,200	$29,326

China Construction Bank Corp., Class H	3,551,000	2,811,777

China Everbright Bank Co. Ltd., Class A	127,200	74,297

China Everbright Bank Co. Ltd., Class H	159,000	66,533

China Merchants Bank Co. Ltd., Class A	63,600	517,920

China Merchants Bank Co. Ltd., Class H	135,000	1,088,955

China Minsheng Banking Corp. Ltd., Class A	121,900	88,531

China Minsheng Banking Corp. Ltd., Class H(a)	212,000	108,909

China Zheshang Bank Co. Ltd., Class A	47,000	28,687

Chong Hing Bank Ltd.	106,000	140,026

Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	12,056

Chongqing Rural Commercial Bank Co. Ltd., Class H	94,000	39,939

CIMB Group Holdings Bhd.	265,448	268,273

City Union Bank Ltd.*	9,675	21,780

Commercial Bank PSQC (The)	75,925	112,605

Commercial International Bank Egypt SAE*	55,840	207,742

Credicorp Ltd.*	2,385	284,769

Credit Agricole Egypt SAE*	63,761	91,977

Credit Bank of Moscow PJSC*	4,509,090	407,508

CTBC Financial Holding Co. Ltd.	742,000	605,649

DGB Financial Group, Inc.	85,417	680,357

Doha Bank QPSC	41,736	30,147

Dubai Islamic Bank PJSC	79,500	96,314

E.Sun Financial Holding Co. Ltd.	212,645	205,162

Emirates NBD Bank PJSC	48,366	163,935

EnTie Commercial Bank Co. Ltd.	53,000	28,840

Eurobank Ergasias Services and Holdings SA*	106,636	100,872

Far Eastern International Bank	163,000	65,065

Federal Bank Ltd.*	751,419	812,564

First Abu Dhabi Bank PJSC	154,389	598,532

Investments	Shares	Value

Banks – (continued)

First Financial Holding Co. Ltd.	379,473	$311,099

Grupo Aval Acciones y Valores SA (Preference)	162,021	47,857

Grupo Elektra SAB de CV	1,325	99,949

Grupo Financiero Banorte SAB de CV, Class O	90,100	514,710

Grupo Financiero Inbursa SAB de CV, Class O*	68,900	64,274

Habib Bank Ltd.	32,200	26,199

Hana Financial Group, Inc.	10,812	443,716

Hong Leong Bank Bhd.	26,500	115,279

Hong Leong Financial Group Bhd.	5,000	20,237

Hua Nan Financial Holdings Co. Ltd.	163,166	110,985

Huaxia Bank Co. Ltd., Class A	47,000	45,319

Huishang Bank Corp. Ltd., Class H(a)	469,000	154,585

ICICI Bank Ltd.	85,648	694,342

IDFC First Bank Ltd.*	42,452	31,349

Industrial & Commercial Bank of China Ltd., Class A	307,400	243,678

Industrial & Commercial Bank of China Ltd., Class H	2,703,000	1,760,969

Industrial Bank Co. Ltd., Class A	58,300	195,850

Industrial Bank of Korea	10,547	91,878

ING Bank Slaski SA*	707	32,355

Intercorp Financial Services, Inc.(b)	1,040	26,884

Itau CorpBanca Chile SA*	1,015,777	3,442

Itau Unibanco Holding SA (Preference)	174,900	887,516

Itausa SA	27,109	55,215

Itausa SA (Preference)	164,300	304,660

JB Financial Group Co. Ltd.	80,576	528,795

Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	6,700	7,185

Kasikornbank PCL, NVDR	44,800	189,919

KB Financial Group, Inc.	13,833	680,240

Kiatnakin Phatra Bank PCL, NVDR	20,800	38,911

King’s Town Bank Co. Ltd.	53,000	82,062

Komercni banka A/S* (a)	2,544	77,244

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

Kotak Mahindra Bank Ltd.*	17,596	$415,429

Krung Thai Bank PCL, NVDR	153,700	55,779

Kuwait Finance House KSCP	96,195	230,830

Kuwait International Bank KSCP*	402,217	289,682

Malayan Banking Bhd.	233,200	468,518

Malaysia Building Society Bhd.	1,358,317	208,900

Masraf Al Rayan QSC	60,981	74,832

mBank SA*	532	32,995

MCB Bank Ltd.	16,300	17,232

Meezan Bank Ltd.	185,500	130,859

Mega Financial Holding Co. Ltd.	178,000	208,059

Metropolitan Bank & Trust Co.	38,560	35,237

Moneta Money Bank A/S* (b)	224,889	837,192

National Bank of Greece SA* (a)	280,813	873,840

National Bank of Kuwait SAKP	127,768	348,998

National Bank of Pakistan*	318,000	68,097

Nedbank Group Ltd.*	15,423	157,191

O-Bank Co. Ltd.	106,000	28,689

OTP Bank Nyrt.*	7,950	357,936

Philippine National Bank*	298,400	193,046

Ping An Bank Co. Ltd., Class A	53,000	190,739

Postal Savings Bank of China Co. Ltd., Class H(a) (b)	318,000	207,173

Powszechna Kasa Oszczednosci Bank Polski SA*	33,477	311,617

Public Bank Bhd.	530,000	536,935

Qatar International Islamic Bank QSC	9,789	24,869

Qatar Islamic Bank SAQ	20,065	95,889

Qatar National Bank QPSC	72,610	356,968

Qingdao Rural Commercial Bank Corp., Class A	18,800	12,463

RBL Bank Ltd.* (b)	226,576	568,180

RHB Bank Bhd.	71,800	91,319

Riyad Bank	51,686	367,305

Santander Bank Polska SA*	1,131	66,982

Saudi British Bank (The)*	14,469	118,643

Saudi Investment Bank (The)	5,844	29,204

Investments	Shares	Value

Banks – (continued)

Saudi National Bank*	72,603	$1,099,664

Sberbank of Russia PJSC	387,960	1,538,482

Sberbank of Russia PJSC (Preference)	38,268	144,455

Security Bank Corp.	154,660	370,991

Shanghai Commercial & Savings Bank Ltd. (The)	159,000	247,326

Shanghai Pudong Development Bank Co. Ltd., Class A	100,700	156,383

Shengjing Bank Co. Ltd., Class H* (b)	238,500	216,487

Shinhan Financial Group Co. Ltd.	18,497	665,150

Siam Commercial Bank PCL (The), NVDR	58,600	197,607

SinoPac Financial Holdings Co. Ltd.	477,000	227,118

Standard Bank Group Ltd.(a)	49,572	403,239

State Bank of India*	68,847	328,562

Taichung Commercial Bank Co. Ltd.	83,794	35,848

Taishin Financial Holding Co. Ltd.	452,422	228,373

Taiwan Business Bank	190,035	69,393

Taiwan Cooperative Financial Holding Co. Ltd.	203,020	155,537

Thanachart Capital PCL, NVDR	282,000	321,509

Tisco Financial Group PCL, NVDR	9,900	29,410

TMB Bank PCL, NVDR	1,807,700	67,925

Turkiye Garanti Bankasi A/S	86,337	75,071

Turkiye Halk Bankasi A/S*	28,578	14,785

Turkiye Is Bankasi A/S, Class C	67,999	39,937

Turkiye Vakiflar Bankasi TAO, Class D*	51,728	21,335

Union Bank of India*	342,221	158,007

Union Bank of Taiwan	116,946	50,240

United Bank Ltd.	209,742	172,509

VTB Bank PJSC	232,781,531	159,433

Woori Financial Group, Inc.	20,988	201,889

Yapi ve Kredi Bankasi A/S	80,342	20,347

Yes Bank Ltd.*	38,361	7,535
		47,742,143

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	149

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Beverages – 0.7%

Ambev SA	74,200	$204,331

Anadolu Efes Biracilik ve Malt Sanayii A/S	9,872	27,764

Arca Continental SAB de CV	15,900	85,480

Becle SAB de CV	10,700	25,622

Carabao Group PCL, NVDR	13,400	48,414

China Resources Beer Holdings Co. Ltd.	21,107	170,528

Cia Cervecerias Unidas SA	1,212	11,098

Coca-Cola Femsa SAB de CV	15,900	74,738

Coca-Cola Icecek A/S	2,875	27,339

Distell Group Holdings Ltd.*	3,420	29,750

Embotelladora Andina SA (Preference), Class B	9,513	22,577

Emperador, Inc.	55,200	11,350

Fomento Economico Mexicano SAB de CV	31,800	247,297

Fraser & Neave Holdings Bhd.	3,700	27,097

Heineken Malaysia Bhd.	3,800	23,933

Hite Jinro Co. Ltd.	348	10,903

Jiangsu King’s Luck Brewery JSC Ltd., Class A	5,300	43,758

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	62,466

Kweichow Moutai Co. Ltd., Class A	1,700	527,162

Lotte Chilsung Beverage Co. Ltd.	150	18,879

Luzhou Laojiao Co. Ltd., Class A	2,400	94,784

Nongfu Spring Co. Ltd., Class H* (a) (b)	24,800	131,394

Osotspa PCL, NVDR	20,400	23,422

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,000	63,393

Tsingtao Brewery Co. Ltd., Class H	8,000	72,616

United Breweries Ltd.	1,379	22,562

United Spirits Ltd.*	6,036	42,337

Varun Beverages Ltd.	1,161	14,899

Vina Concha y Toro SA	1,616	2,808

Wuliangye Yibin Co. Ltd., Class A	5,300	233,408

Yantai Changyu Pioneer Wine Co. Ltd., Class B	15,000	30,012
		2,432,121

Investments	Shares	Value

Biotechnology – 0.5%

3SBio, Inc.* (b)	18,480	$17,512

ABLBio, Inc.*	437	8,427

Akeso, Inc.* (b)	11,000	75,417

Alteogen, Inc.*	780	56,588

Amicogen, Inc.*	514	15,803

BeiGene Ltd.*	8,600	231,419

Biocon Ltd.*	6,644	34,053

Celltrion, Inc.*	1,642	392,657

CStone Pharmaceuticals* (b)	25,000	35,793

Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	5,000	25,906

GeneOne Life Science, Inc.*	752	11,763

Genexine, Inc.*	282	25,859

Green Cross Cell Corp.	258	9,730

Green Cross Corp.	163	49,603

Green Cross Holdings Corp.	631	20,762

G-treeBNT Co. Ltd.*	525	6,254

Helixmith Co. Ltd.*	553	15,486

Hualan Biological Engineering, Inc., Class A*	5,300	34,462

Hugel, Inc.*	126	20,899

I-Mab, ADR*	350	21,389

Innovent Biologics, Inc.* (b)	13,500	146,700

Jinyu Bio-Technology Co. Ltd., Class A	4,700	15,847

MedPacto, Inc.*	235	16,690

Medy-Tox, Inc.	115	18,123

Pharmicell Co. Ltd.*	799	11,888

Seegene, Inc.	664	55,873

Shanghai RAAS Blood Products Co. Ltd., Class A	9,400	11,606

SillaJen, Inc.* ‡ (c)	2,522	20,576

TaiMed Biologics, Inc.*	1,000	2,581

Zai Lab Ltd., ADR*	1,440	239,342
		1,649,008

Building Products – 0.2%

Astral Poly Technik Ltd.	886	18,888

China Lesso Group Holdings Ltd.	33,000	83,192

Kajaria Ceramics Ltd.	2,608	32,144

Kyung Dong Navien Co. Ltd.	208	10,322

LG Hausys Ltd.	2,862	234,137

Xinyi Glass Holdings Ltd.	40,000	141,885
		520,568

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – 2.1%

B3 SA – Brasil Bolsa Balcao	31,800	$301,866

Banco BTG Pactual SA*	5,300	105,262

Bangkok Commercial Asset Management PCL, NVDR*	25,000	16,540

Bolsa Mexicana de Valores SAB de CV	6,900	15,370

Bursa Malaysia Bhd.	8,000	16,463

Caitong Securities Co. Ltd., Class A	9,400	14,511

Capital Securities Corp.	1,166,000	805,635

Changjiang Securities Co. Ltd., Class A	14,100	15,774

China Bills Finance Corp.	53,000	31,402

China Cinda Asset Management Co. Ltd., Class H	318,000	62,643

China Everbright Ltd.	424,000	507,696

China Galaxy Securities Co. Ltd., Class A	5,200	8,019

China Galaxy Securities Co. Ltd., Class H	61,000	36,364

China Huarong Asset Management Co. Ltd., Class H(b) (c)	208,000	27,316

China International Capital Corp. Ltd., Class H* (a) (b)	19,200	48,254

China Merchants Securities Co. Ltd., Class A	12,220	35,349

China Merchants Securities Co. Ltd., Class H(a) (b)	16,600	23,254

China Renaissance Holdings Ltd.* (b)	5,000	16,158

CITIC Securities Co. Ltd., Class A	15,900	58,598

CITIC Securities Co. Ltd., Class H(a)	29,000	69,972

Coronation Fund Managers Ltd.	7,009	26,683

CSC Financial Co. Ltd., Class H(a) (b)	401,000	468,281

Daishin Securities Co. Ltd.	16,377	285,624

Daishin Securities Co. Ltd. (2nd Preference)	4,418	63,151

Daishin Securities Co. Ltd. (Preference)	10,123	148,339

Investments	Shares	Value

Capital Markets – (continued)

Daou Technology, Inc.	12,006	$287,104

Dubai Financial Market PJSC*	67,052	19,350

Egyptian Financial Group-Hermes Holding Co.*	291,118	261,188

Everbright Securities Co. Ltd., Class A	9,400	21,773

Founder Securities Co. Ltd., Class A*	14,100	20,067

GF Securities Co. Ltd., Class A	14,100	32,355

GF Securities Co. Ltd., Class H	46,400	67,268

Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	6,400	12,748

Guosen Securities Co. Ltd., Class A*	14,100	22,877

Guotai Junan International Holdings Ltd.(a)	1,307,000	237,274

Guotai Junan Securities Co. Ltd., Class A	14,100	36,081

Haitong Securities Co. Ltd., Class A	18,800	32,159

Haitong Securities Co. Ltd., Class H	106,000	94,852

HDFC Asset Management Co. Ltd.(b)	782	29,311

Huatai Securities Co. Ltd., Class A	9,400	23,124

Huatai Securities Co. Ltd., Class H(b)	28,200	40,302

IBF Financial Holdings Co. Ltd.	48,206	30,546

ICICI Securities Ltd.(b)	1,880	11,522

Investec Ltd.	162,843	620,616

Is Yatirim Menkul Degerler A/S	61,374	113,688

Jih Sun Financial Holdings Co. Ltd.	50,000	23,091

JSE Ltd.	2,795	22,663

KIWOOM Securities Co. Ltd.	618	73,614

Korea Investment Holdings Co. Ltd.	1,575	158,583

Macquarie Korea Infrastructure Fund	6,081	65,875

Meritz Securities Co. Ltd.	6,708	29,127

Mirae Asset Securities Co. Ltd.	13,992	125,788

Mirae Asset Securities Co. Ltd. (2nd Preference)	6,840	30,069

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	151

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Capital Markets – (continued)

Moscow Exchange MICEX-RTS PJSC	28,831	$67,957

Nanjing Securities Co. Ltd., Class A	9,400	14,249

NH Investment & Securities Co. Ltd.	5,459	63,063

Nippon Life India Asset Management Ltd.(b)	5,244	24,191

Orient Securities Co. Ltd., Class A	9,400	12,797

President Securities Corp.	484,520	518,639

PSG Konsult Ltd.	3,256	2,408

Reinet Investments SCA	4,187	80,796

Samsung Securities Co. Ltd.	2,968	113,800

SDIC Capital Co. Ltd., Class A	9,400	18,810

Shenwan Hongyuan Group Co. Ltd., Class A	18,800	13,131

Shenwan Hongyuan Group Co. Ltd., Class H(b)	75,200	20,526

Sinolink Securities Co. Ltd., Class A	9,400	17,561

Tata Liquid Fund* ‡ (c)	5,000	—

Warsaw Stock Exchange	1,040	12,796

Yuanta Securities Korea Co. Ltd.	42,752	166,996

Zheshang Securities Co. Ltd., Class A	4,700	8,265
		6,907,524

Chemicals – 3.8%

Aarti Industries Ltd.	893	19,348

Advanced Petrochemical Co.	1,686	36,507

Alpek SAB de CV	194,000	216,939

Asian Paints Ltd.	7,526	257,706

Atul Ltd.*	259	28,283

Barito Pacific Tbk. PT*	474,700	32,863

Batu Kawan Bhd.	6,300	28,452

Bayer CropScience Ltd.	141	10,178

Berger Paints India Ltd.	5,557	52,815

Boubyan Petrochemicals Co. KSCP	7,344	22,546

Braskem SA (Preference), Class A*	5,300	51,288

Castrol India Ltd.	9,090	15,432

Investments	Shares	Value

Chemicals – (continued)

Chandra Asri Petrochemical Tbk. PT	28,800	$20,087

China Lumena New Materials Corp.* ‡ (c)	22,200	—

China Man-Made Fiber Corp.	742,425	342,866

China Petrochemical Development Corp.	76,000	43,261

China Risun Group Ltd.(b)	494,000	325,651

Chunbo Co. Ltd.	141	22,994

Coromandel International Ltd.	1,898	19,010

D&L Industries, Inc.	110,800	16,614

Deepak Nitrite Ltd.*	1,219	30,702

Dongjin Semichem Co. Ltd.	206	5,713

Ecopro Co. Ltd.(c)	292	19,636

Egypt Kuwait Holding Co. SAE*	34,010	34,010

Engro Corp. Ltd.	11,270	21,739

Engro Fertilizers Ltd.	258,792	112,961

Fauji Fertilizer Co. Ltd.	303,520	208,340

Foosung Co. Ltd.*	1,768	16,371

Formosa Chemicals & Fibre Corp.	72,000	234,303

Formosa Plastics Corp.	78,000	295,994

Grupa Azoty SA*	35	344

Hansol Chemical Co. Ltd.	224	49,840

Hanwha Solutions Corp.*	4,441	183,852

HDC Holdings Co. Ltd.	17,796	194,383

Hengli Petrochemical Co. Ltd., Class A	15,900	72,848

Hengyi Petrochemical Co. Ltd., Class A	14,100	28,695

Huafon Chemical Co. Ltd., Class A	14,100	27,910

Huchems Fine Chemical Corp.	9,138	178,677

Indorama Ventures PCL, NVDR	79,500	122,553

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,500	21,025

International CSRC Investment Holdings Co.	371,000	403,102

Jiangsu Eastern Shenghong Co. Ltd., Class A(c)	10,000	23,194

Kansai Nerolac Paints Ltd.	2,196	16,476

KCC Corp.	170	47,836

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Kolon Industries, Inc.	9,260	$503,645

Korea Petrochemical Ind Co. Ltd.	135	38,230

Kumho Petrochemical Co. Ltd.	689	161,046

LG Chem Ltd.	795	666,103

LG Chem Ltd. (Preference)	170	68,086

Linde India Ltd.	11,183	276,991

Lomon Billions Group Co. Ltd., Class A	4,700	24,584

Lotte Chemical Corp.	530	144,846

LOTTE Fine Chemical Co. Ltd.	397	24,269

Mesaieed Petrochemical Holding Co.	76,751	40,684

Miwon Commercial Co. Ltd.	1,219	237,258

Nan Ya Plastics Corp.	106,000	334,701

National Industrialization Co.*	5,584	28,589

National Petrochemical Co.	1,669	21,607

Navin Fluorine International Ltd.	517	23,928

Ningxia Baofeng Energy Group Co. Ltd., Class A	10,600	26,551

Nizhnekamskneftekhim PJSC	145,750	182,488

Nizhnekamskneftekhim PJSC (Preference)	118,720	123,027

OCI Co. Ltd.*	333	37,421

Orbia Advance Corp. SAB de CV	32,333	90,551

Oriental Union Chemical Corp.	356,000	298,865

Petkim Petrokimya Holding A/S*	57,016	46,138

Petronas Chemicals Group Bhd.	53,000	106,093

PhosAgro PJSC	1,235	71,837

PI Advanced Materials Co. Ltd.	520	22,486

PI Industries Ltd.	1,268	42,995

Pidilite Industries Ltd.*	2,650	64,962

PTT Global Chemical PCL, NVDR	53,000	115,319

Qurain Petrochemical Industries Co.	15,408	21,989

Rongsheng Petrochemical Co. Ltd., Class A	9,400	41,150

SABIC Agri-Nutrients Co.	3,975	111,297

Sahara International Petrochemical Co.	5,715	41,452

Investments	Shares	Value

Chemicals – (continued)

Sasa Polyester Sanayi A/S*	7,379	$31,858

Sasol Ltd.*	21,454	360,832

Saudi Basic Industries Corp.	15,211	502,964

Saudi Industrial Investment Group	10,759	101,849

Saudi Kayan Petrochemical Co.*	17,278	83,854

Scientex Bhd.	26,100	26,696

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	4,700	28,331

Shinkong Synthetic Fibers Corp.	742,000	641,510

SK Chemicals Co. Ltd.	144	34,500

SK Materials Co. Ltd.	65	19,663

SKC Co. Ltd.	279	33,861

Sociedad Quimica y Minera de Chile SA (Preference), Class B	2,663	139,631

Solar Industries India Ltd.	1,040	17,158

Soulbrain Co. Ltd.	141	45,101

SRF Ltd.	401	34,815

Sumitomo Chemical India Ltd.	2,585	10,442

Supreme Industries Ltd.	1,204	33,314

Taekwang Industrial Co. Ltd.	159	149,087

Tata Chemicals Ltd.	86,231	922,525

TOA Paint Thailand PCL, NVDR	12,000	13,296

Tongkun Group Co. Ltd., Class A	9,400	33,248

TSRC Corp.	7,000	9,047

UPC Technology Corp.	424,000	460,688

UPL Ltd.	19,663	161,105

USI Corp.	408,000	603,974

Vinythai PCL, NVDR	111,300	138,511

Wanhua Chemical Group Co. Ltd., Class A	5,300	84,142

Yanbu National Petrochemical Co.	5,883	114,676

Zhejiang Longsheng Group Co. Ltd., Class A	9,400	19,740

Zhejiang Satellite Petrochemical Co. Ltd., Class A	1,700	10,734
		12,819,684

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	153

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Commercial Services & Supplies – 0.2%

A-Living Smart City Services Co. Ltd.(b)	13,250	$61,074

China Everbright Environment Group Ltd.	159,000	100,106

Country Garden Services Holdings Co. Ltd.	26,887	282,134

Dynagreen Environmental Protection Group Co. Ltd., Class H(b)	50,000	24,205

Ever Sunshine Lifestyle Services Group Ltd.(a) (b)	10,000	24,746

Frontken Corp. Bhd.	28,800	22,076

Greentown Service Group Co. Ltd.(b)	30,000	47,819

Indian Railway Catering & Tourism Corp. Ltd.	1,166	28,199

S-1 Corp.	347	25,424

Taiwan Secom Co. Ltd.*	3,165	10,832
		626,615

Communications Equipment – 0.1%

Accton Technology Corp.	10,000	113,844

Ace Technologies Corp.*	705	11,377

Advanced Ceramic X Corp.	2,000	38,234

BYD Electronic International Co. Ltd.(a)	10,000	53,239

Comba Telecom Systems Holdings Ltd.(a)	94,000	24,326

KMW Co. Ltd.*	563	29,052

Seojin System Co. Ltd.*	188	7,369

Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	900	4,292

Wistron NeWeb Corp.	20,093	53,518

ZTE Corp., Class A	4,700	21,025

ZTE Corp., Class H(a)	20,000	50,059
		406,335

Construction & Engineering – 0.8%

BES Engineering Corp.	105,000	40,597

China Communications Services Corp. Ltd., Class H	1,212,000	525,881

Investments	Shares	Value

Construction & Engineering – (continued)

China Conch Venture Holdings Ltd.	26,500	$125,389

China Railway Group Ltd., Class A	47,000	39,145

China Railway Group Ltd., Class H	159,000	82,296

CTCI Corp.*	22,000	31,110

Daewoo Engineering & Construction Co. Ltd.*	3,901	25,917

DL Construction Co. Ltd.	4,134	131,934

DL Holdings Co. Ltd.	397	33,763

Gamuda Bhd.*	48,221	41,554

GEK Terna Holding Real Estate Construction SA*	1,216	14,697

GS Engineering & Construction Corp.	2,650	105,180

HDC Hyundai Development Co-Engineering & Construction, Class E	1,236	31,112

Hyundai Engineering & Construction Co. Ltd.	2,994	135,657

IJM Corp. Bhd.	78,400	37,321

IS Dongseo Co. Ltd.	7,486	449,557

KEPCO Engineering & Construction Co., Inc.	602	20,782

Larsen & Toubro Ltd.	12,032	217,737

Larsen & Toubro Ltd., GDR(b)	296	5,310

Malaysian Resources Corp. Bhd.	83,200	9,140

Metallurgical Corp. of China Ltd., Class A	65,800	31,316

Metallurgical Corp. of China Ltd., Class H	118,000	27,803

Power Construction Corp. of China Ltd., Class A	37,600	22,195

Samsung Engineering Co. Ltd.*	6,078	94,802

Shanghai Construction Group Co. Ltd., Class A	23,500	10,531

Shanghai Tunnel Engineering Co. Ltd., Class A	14,100	11,482

Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	9,400	13,436

Tekfen Holding A/S	101,442	196,840

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Construction & Engineering – (continued)

United Integrated Services Co. Ltd.	6,000	$52,304

Voltas Ltd.	2,990	38,636

Waskita Karya Persero Tbk. PT	9,600	738

Wijaya Karya Persero Tbk. PT	1,648,600	164,346
		2,768,508

Construction Materials – 1.1%

ACC Ltd.	1,404	35,686

Ambuja Cements Ltd.	11,177	46,633

Anhui Conch Cement Co. Ltd., Class A	10,600	80,309

Anhui Conch Cement Co. Ltd., Class H	42,000	251,183

Asia Cement China Holdings Corp.(c)	193,000	198,048

Asia Cement Corp.	86,000	153,786

BBMG Corp., Class A	42,300	18,171

Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	3,000	26,776

Cementos Argos SA	5,520	7,570

Cementos Argos SA (Preference)	10,296	10,568

Cemex SAB de CV*	579,400	462,096

Chia Hsin Cement Corp.	318,000	295,994

China Jushi Co. Ltd., Class A	4,500	12,530

China National Building Material Co. Ltd., Class H	142,050	205,937

China Resources Cement Holdings Ltd.	68,000	74,156

China Shanshui Cement Group Ltd.*	621,000	166,307

Dalmia Bharat Ltd.*	1,648	33,514

Gansu Shangfeng Cement Co. Ltd., Class A	4,700	14,039

Grasim Industries Ltd.	6,466	122,363

Grupo Argos SA	7,993	22,626

Grupo Argos SA (Preference)	5,396	12,556

Grupo Cementos de Chihuahua SAB de CV	2,300	16,410

Guangdong Tapai Group Co. Ltd., Class A	9,400	16,254

Investments	Shares	Value

Construction Materials – (continued)

Huaxin Cement Co. Ltd., Class A	3,700	$12,555

Huaxin Cement Co. Ltd., Class B	10,400	22,152

Indocement Tunggal Prakarsa Tbk. PT	32,900	29,267

Lucky Cement Ltd.*	5,787	31,608

POSCO Chemical Co. Ltd.	520	69,654

Ramco Cements Ltd. (The)	2,289	30,454

Saudi Cement Co.	2,022	34,885

Semen Indonesia Persero Tbk. PT	57,600	41,570

Shree Cement Ltd.*	212	79,882

Siam Cement PCL (The), NVDR	10,600	157,277

Southern Province Cement Co.	1,634	36,731

SSANGYONG C&E Co. Ltd.	290	2,023

Taiwan Cement Corp.	175,452	327,249

Tangshan Jidong Cement Co. Ltd., Class A	4,700	10,182

Tipco Asphalt PCL, NVDR	312,700	202,860

TPI Polene PCL, NVDR	2,229,200	156,071

UltraTech Cement Ltd.	2,281	193,355

Yanbu Cement Co.	2,888	33,038
		3,754,325

Consumer Finance – 0.9%

360 DigiTech, Inc., ADR* (a)	34,397	880,907

AEON Credit Service M Bhd.	47,700	144,390

Bajaj Finance Ltd.*	4,558	335,479

Cholamandalam Investment and Finance Co. Ltd.	4,975	38,401

Krungthai Card PCL, NVDR	21,200	51,915

LexinFintech Holdings Ltd., ADR* (a)	56,763	515,976

Mahindra & Mahindra Financial Services Ltd.*	303,373	662,877

Manappuram Finance Ltd.	6,929	13,943

Muangthai Capital PCL, NVDR	20,600	42,341

Muthoot Finance Ltd.	2,892	45,188

Samsung Card Co. Ltd.	1,140	36,177

SBI Cards & Payment Services Ltd.	2,239	29,750

Shriram Transport Finance Co. Ltd.	7,314	132,812

Srisawad Corp. PCL, NVDR	15,203	40,647

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	155

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Consumer Finance – (continued)

Sundaram Finance Ltd.	1,445	$48,401

Transaction Capital Ltd.*	17,028	38,604

Woori Financial Capital Co. Ltd.	7,292	78,010

Yixin Group Ltd.* (a) (b)	47,000	16,157

Yulon Finance Corp.	1,210	5,913
		3,157,888

Containers & Packaging – 0.2%

Cheng Loong Corp.	14,000	22,354

Klabin SA*	15,900	81,650

Polyplex Thailand PCL, NVDR	233,200	211,575

SCG Packaging PCL, NVDR	42,400	75,915

Taiwan Hon Chuan Enterprise Co. Ltd.	134,000	377,059

Ton Yi Industrial Corp.	53,000	29,220
		797,773

Distributors – 0.1%

Inter Cars SA*	4,646	382,563

Wuchan Zhongda Group Co. Ltd., Class A	13,800	9,852

Xinhua Winshare Publishing and Media Co. Ltd., Class H(a)	50,000	35,471

Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	14,100	12,158
		440,044

Diversified Consumer Services – 0.4%

Cairo Investment & Real Estate Development Co. SAE	14,617	11,416

China Education Group Holdings Ltd.(a) (b)	26,000	62,800

Cogna Educacao*	31,200	22,256

GSX Techedu, Inc., ADR* (a)	2,271	72,558

Hope Education Group Co. Ltd.(a) (b)	96,000	32,384

Lung Yen Life Service Corp.	108,000	201,439

New Oriental Education & Technology Group, Inc., ADR*	26,257	400,682

Offcn Education Technology Co. Ltd., Class A	4,700	18,520

Investments	Shares	Value

Diversified Consumer Services – (continued)

TAL Education Group, ADR*	6,678	$380,312

YDUQS Participacoes SA	5,200	28,045
		1,230,412

Diversified Financial Services – 0.9%

Avic Capital Co. Ltd., Class A	23,500	14,089

Bajaj Holdings & Investment Ltd.*	750	34,640

Chailease Holding Co. Ltd.	21,460	155,190

Corp. Financiera Colombiana SA*	46,447	397,549

CSSC Hong Kong Shipping Co. Ltd.(b)	468,000	79,538

Far East Horizon Ltd.(a)	106,000	121,465

FirstRand Ltd.	189,157	665,488

Grupo de Inversiones Suramericana SA	11,024	56,461

Grupo de Inversiones Suramericana SA (Preference)	4,992	22,605

Haci Omer Sabanci Holding A/S	54,484	53,157

Haitong UniTrust International Leasing Co. Ltd., Class H(b)	530,000	86,663

L&T Finance Holdings Ltd.*	395,844	465,196

Meritz Financial Group, Inc.	947	15,239

Metro Pacific Investments Corp.	381,000	32,047

NICE Holdings Co. Ltd.	728	12,631

Piramal Enterprises Ltd.	2,238	50,765

Power Finance Corp. Ltd.	38,732	56,682

REC Ltd.	37,683	65,169

Remgro Ltd.	22,525	170,760

Turkiye Sinai Kalkinma Bankasi A/S	671,510	102,038

Yuanta Financial Holding Co. Ltd.	438,920	408,546
		3,065,918

Diversified Telecommunication Services – 1.0%

Asia Pacific Telecom Co. Ltd.*	68,164	24,525

China Tower Corp. Ltd., Class H(b)	848,000	122,284

Chunghwa Telecom Co. Ltd.	62,000	253,034

CITIC Telecom International Holdings Ltd.	774,000	280,028

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – (continued)

Emirates Telecommunications Group Co. PJSC	34,768	$200,478

Hellenic Telecommunications Organization SA(a)	8,003	135,936

Indus Towers Ltd.	18,232	62,150

Jasmine International PCL, NVDR	1,973,200	183,774

LG Uplus Corp.	8,073	95,800

Magyar Telekom Telecommunications plc(a)	215,903	299,487

O2 Czech Republic A/S*	2,797	34,426

Oi SA*	61,100	19,146

Ooredoo QPSC	36,676	71,619

Orange Polska SA*	14,014	25,206

Rostelecom PJSC*	51,492	71,186

Rostelecom PJSC (Preference)*	15,392	18,544

Sarana Menara Nusantara Tbk. PT	315,700	24,915

Saudi Telecom Co.	10,695	362,194

Tata Communications Ltd.	1,646	24,448

Telefonica Brasil SA	16,089	128,113

Telekom Malaysia Bhd.	46,400	64,677

Telesites SAB de CV* (a)	22,200	21,051

Telkom Indonesia Persero Tbk. PT	1,680,100	372,192

Telkom SA SOC Ltd.	154,878	418,595

TIME dotCom Bhd.	3,000	10,165

Tower Bersama Infrastructure Tbk. PT	121,300	23,429

True Corp. PCL, NVDR	542,100	56,756

Turk Telekomunikasyon A/S	19,746	15,169
		3,419,327

Electric Utilities – 1.9%

Adani Transmission Ltd.*	5,461	77,404

Alupar Investimento SA	3,500	17,335

Celsia SA ESP	256,997	296,085

Centrais Eletricas Brasileiras SA	12,500	84,766

Centrais Eletricas Brasileiras SA (Preference), Class B	10,600	72,252

CESC Ltd.	32,811	269,296

CEZ A/S	6,307	175,946

Investments	Shares	Value

Electric Utilities – (continued)

Cia de Transmissao de Energia Eletrica Paulista (Preference)	5,200	$25,879

Cia Energetica de Minas Gerais	6,455	20,096

Cia Energetica de Minas Gerais (Preference)	34,794	88,761

Cia Paranaense de Energia (Preference)	53,000	61,155

CPFL Energia SA	4,700	25,426

EDP – Energias do Brasil SA	9,400	32,556

Enea SA*	114,480	254,548

Enel Americas SA	966,565	136,916

Enel Chile SA	730,608	49,613

Energisa SA	4,800	38,982

Enerjisa Enerji A/S(b)	7,676	9,535

Engie Energia Chile SA	266,311	279,654

Equatorial Energia SA	15,900	73,532

Federal Grid Co. Unified Energy System PJSC	12,705,298	36,029

Holding Co. ADMIE IPTO SA	57,409	185,558

Inter RAO UES PJSC	1,538,292	100,533

Interconexion Electrica SA ESP	13,992	79,965

Korea Electric Power Corp.	9,222	196,072

Light SA	153,700	496,350

Manila Electric Co.	11,910	67,478

Mosenergo PJSC	4,293,000	127,516

Neoenergia SA	4,700	13,861

PGE Polska Grupa Energetyczna SA*	24,534	65,397

Power Grid Corp. of India Ltd.	98,142	291,554

Public Power Corp. SA*	4,670	52,929

ROSSETI PJSC	1,466,436	27,846

RusHydro PJSC	5,066,324	55,349

Saudi Electricity Co.	16,801	116,484

SJVN Ltd.	245,443	83,501

Tata Power Co. Ltd. (The)	861,250	1,149,341

Tauron Polska Energia SA*	552,313	492,396

Tenaga Nasional Bhd.	97,300	236,575

Torrent Power Ltd.	86,019	460,216

Transmissora Alianca de Energia Eletrica SA	5,800	44,687
		6,469,374

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	157

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – 0.8%

ABB India Ltd.	427	$7,962

AcBel Polytech, Inc.	202,000	212,970

Amara Raja Batteries Ltd.	1,222	13,375

Bharat Heavy Electricals Ltd.*	697,533	454,836

Chicony Power Technology Co. Ltd.	69,000	183,783

CS Wind Corp.	342	23,674

Dongfang Electric Corp. Ltd., Class A	9,400	16,544

Doosan Fuel Cell Co. Ltd.*	690	27,976

Doosan Heavy Industries & Construction Co. Ltd.*	8,114	101,758

Ecopro BM Co. Ltd.	198	32,218

ElSewedy Electric Co.*	255,397	130,960

Fangda Carbon New Material Co. Ltd., Class A*	14,100	19,370

Gotion High-tech Co. Ltd., Class A*	4,800	25,767

Havells India Ltd.	4,452	59,517

Hyosung Heavy Industries Corp.*	2,597	163,662

Hyundai Electric & Energy System Co. Ltd.*	11,819	234,287

Kung Long Batteries Industrial Co. Ltd.	1,000	5,388

LS Corp.	1,272	83,821

LS Electric Co. Ltd.	456	23,326

Ming Yang Smart Energy Group Ltd., Class A	10,000	27,413

NARI Technology Co. Ltd., Class A	10,000	49,417

Shanghai Electric Group Co. Ltd., Class A	24,000	18,951

Shanghai Electric Group Co. Ltd., Class H	94,000	32,677

Shanghai Liangxin Electrical Co. Ltd., Class A	6,500	25,572

Ta Ya Electric Wire & Cable	50,000	61,755

Taihan Electric Wire Co. Ltd.*	7,800	8,029

TBEA Co. Ltd., Class A	14,400	27,436

Teco Electric and Machinery Co. Ltd.	22,000	27,487

Investments	Shares	Value

Electrical Equipment – (continued)

V-Guard Industries Ltd.*	1,032	$3,108

Voltronic Power Technology Corp.*	1,458	66,550

Walsin Lihwa Corp.	106,000	115,741

WEG SA	21,200	136,807

Xinjiang Goldwind Science & Technology Co. Ltd., Class A	14,100	26,559

Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	28,200	46,475

Zhejiang Chint Electrics Co. Ltd., Class A	4,700	24,177

Zhuzhou CRRC Times Electric Co. Ltd., Class H	6,700	26,742
		2,546,090

Electronic Equipment, Instruments & Components – 3.3%

AAC Technologies Holdings, Inc.(a)	14,000	77,960

AU Optronics Corp.	318,000	377,392

Aurora Corp.*	8,900	29,377

Avary Holding Shenzhen Co. Ltd., Class A	4,700	22,638

BH Co. Ltd.	11,448	185,251

BOE Technology Group Co. Ltd., Class A	64,100	72,603

Career Technology MFG. Co. Ltd.*	22,556	28,182

Chang Wah Electromaterials, Inc.	138,000	196,628

Cheng Uei Precision Industry Co. Ltd.	174,000	288,723

Chilisin Electronics Corp.	109,490	435,091

Chroma ATE, Inc.	8,000	55,562

Compeq Manufacturing Co. Ltd.	40,000	62,077

Concraft Holding Co. Ltd.	8,038	18,992

Coretronic Corp.*	212,000	465,242

Daeduck Electronics Co. Ltd.	17,702	243,485

Delta Electronics Thailand PCL, NVDR	7,600	86,404

Delta Electronics, Inc.	31,000	335,714

Dynapack International Technology Corp.	64,000	270,361

E Ink Holdings, Inc.	11,000	26,148

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Elite Material Co. Ltd.	5,000	$31,862

FLEXium Interconnect, Inc.*	10,000	42,602

Foxconn Technology Co. Ltd.	32,000	79,046

General Interface Solution Holding Ltd.	5,000	22,106

Genius Electronic Optical Co. Ltd.	2,237	44,046

GoerTek, Inc., Class A	4,700	27,380

Hana Microelectronics PCL, NVDR	17,100	30,479

Hannstar Board Corp.	159,000	282,902

HannStar Display Corp.	39,000	40,699

Hengdian Group DMEGC Magnetics Co. Ltd., Class A	15,900	33,267

Holy Stone Enterprise Co. Ltd.	67,000	322,611

Hon Hai Precision Industry Co. Ltd.	448,000	1,860,452

Honeywell Automation India Ltd.	32	18,626

Huagong Tech Co. Ltd., Class A	4,700	14,656

Iljin Materials Co. Ltd.	477	29,632

Inari Amertron Bhd.	69,000	58,112

Innolux Corp.*	371,000	399,782

JNTC Co. Ltd.*	8,904	80,447

KCE Electronics PCL, NVDR	18,900	35,357

Kingboard Holdings Ltd.	27,000	159,910

Kingboard Laminates Holdings Ltd.	10,000	25,004

L&F Co. Ltd.	288	23,509

Largan Precision Co. Ltd.	2,000	222,676

LG Display Co. Ltd.	2,954	64,532

LG Innotek Co. Ltd.	542	97,939

Lingyi iTech Guangdong Co., Class A	9,400	11,969

Lotes Co. Ltd.	2,256	43,855

Luxshare Precision Industry Co. Ltd., Class A	10,600	60,539

Mcnex Co. Ltd.	6,761	291,142

Merry Electronics Co. Ltd.	4,161	18,844

MH Development Ltd.* ‡ (c)	22,000	1,643

Nan Ya Printed Circuit Board Corp.	2,000	22,805

Investments	Shares	Value

Electronic Equipment, Instruments & Components – (continued)

OFILM Group Co. Ltd., Class A	4,700	$6,159

Partron Co. Ltd.	22,439	214,838

Samsung Electro-Mechanics Co. Ltd.	1,007	162,047

Samsung SDI Co. Ltd.	954	560,899

Shengyi Technology Co. Ltd., Class A	4,700	16,944

Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	9,400	13,276

Shenzhen Kinwong Electronic Co. Ltd., Class A	5,000	21,656

Simplo Technology Co. Ltd.	5,200	69,810

Sinbon Electronics Co. Ltd.	3,000	27,924

Solus Advanced Materials Co. Ltd.	329	14,907

Sunny Optical Technology Group Co. Ltd.	11,800	287,751

Supreme Electronics Co. Ltd.	226,000	339,813

Synnex Technology International Corp.	59,000	117,649

Telcon RF Pharmaceutical, Inc.*	2,328	10,349

Tianma Microelectronics Co. Ltd., Class A	9,400	20,190

Tong Hsing Electronic Industries Ltd.	3,022	20,880

Tripod Technology Corp.	14,000	69,667

Unimicron Technology Corp.	24,000	98,808

Unisplendour Corp. Ltd., Class A	6,580	18,576

Unitech Printed Circuit Board Corp.	318,000	245,903

Universal Scientific Industrial Shanghai Co. Ltd., Class A	4,700	11,765

VS Industry Bhd.	22,800	15,473

Wah Lee Industrial Corp.	82,000	241,893

Walsin Technology Corp.	9,378	81,415

Wintek Corp.* ‡ (c)	64,000	—

WPG Holdings Ltd.	53,440	98,527

WT Microelectronics Co. Ltd.	212,000	416,668

Wuhan Guide Infrared Co. Ltd., Class A	4,700	25,325

WUS Printed Circuit Kunshan Co. Ltd., Class A	4,700	10,516

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	159

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Components – (continued)

Yageo Corp.	6,575	$127,814

Zhejiang Crystal-Optech Co. Ltd., Class A	4,700	8,650

Zhejiang Dahua Technology Co. Ltd., Class A	2,900	10,513

Zhen Ding Technology Holding Ltd.	23,150	87,849
		11,250,715

Energy Equipment & Services – 0.0%(d)

China Oilfield Services Ltd., Class A	9,400	19,260

China Oilfield Services Ltd., Class H	18,000	16,594

Dialog Group Bhd.	51,700	38,367

Serba Dinamik Holdings Bhd.	54,180	21,956
		96,177

Entertainment – 0.8%

Alibaba Pictures Group Ltd.* (a)	160,000	23,278

Bilibili, Inc., ADR* (a)	3,763	417,166

CD Projekt SA*	1,356	62,313

CJ CGV Co. Ltd.*	10,212	239,613

CMGE Technology Group Ltd.*	424,000	195,982

Com2uSCorp	133	17,636

DouYu International Holdings Ltd., ADR*	1,081	9,848

HUYA, Inc., ADR* (a)	611	10,766

HYBE Co. Ltd.*	235	51,337

International Games System Co. Ltd.	1,000	27,673

iQIYI, Inc., ADR* (a)	4,876	71,726

JYP Entertainment Corp.	423	12,511

Kakao Games Corp.*	611	29,771

NCSoft Corp.	301	224,597

NetDragon Websoft Holdings Ltd.	116,500	326,992

NetEase, Inc.	32,800	739,883

Netmarble Corp.(b)	410	47,732

NHN Corp.*	315	20,672

Pearl Abyss Corp.*	540	27,380

Investments	Shares	Value

Entertainment – (continued)

Perfect World Co. Ltd., Class A	4,100	$13,501

PlayWay SA	96	11,959

SM Entertainment Co. Ltd.*	198	5,376

SMI Holdings Group Ltd.* ‡ (c)	72,000	—

Tencent Music Entertainment Group, ADR*	7,452	129,814

Webzen, Inc.*	474	14,787

Wemade Co. Ltd.	299	14,005

Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,700	16,021

XPEC Entertainment, Inc.* ‡ ( c)	14,800	—

Zhejiang Century Huatong Group Co. Ltd., Class A*	11,280	11,556
		2,773,895

Equity Real Estate Investment Trusts (REITs) – 1.1%

Concentradora Fibra Danhos SA de CV(a)	428,600	508,172

CPN Retail Growth Leasehold REIT	44,100	27,759

Embassy Office Parks REIT	9,600	40,515

Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,014,420	222,654

Equites Property Fund Ltd.	11,527	16,090

Fibra Uno Administracion SA de CV(a)	127,200	157,688

Fortress REIT Ltd., Class A	599,367	611,451

Growthpoint Properties Ltd.(a)	110,175	110,270

IGB REIT	6,200	2,649

KLCCP Stapled Group	6,900	11,690

Pavilion REIT	15,000	5,090

PLA Administradora Industrial S de RL de CV	399,100	609,891

Prologis Property Mexico SA de CV	10,400	22,388

Redefine Properties Ltd.*	2,827,683	842,019

Resilient REIT Ltd.	146,928	506,184

Sunway REIT	39,400	14,427
		3,708,937

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food & Staples Retailing – 0.7%

Abdullah Al Othaim Markets Co.	944	$33,832

Al Meera Consumer Goods Co. QSC	1,990	10,521

Atacadao SA	7,700	30,827

Avenue Supermarts Ltd.* (b)	2,279	87,776

Berli Jucker PCL	500	570

Berli Jucker PCL, NVDR	27,700	31,581

BGF retail Co. Ltd.	239	32,874

Bid Corp. Ltd.*	5,936	116,989

BIM Birlesik Magazalar A/S	7,345	57,577

Cencosud SA	47,859	98,872

Cia Brasileira de Distribuicao	1,130	8,483

Clicks Group Ltd.	4,505	75,210

Cosco Capital, Inc.	1,614,400	168,313

CP ALL PCL, NVDR*	84,800	170,213

Dino Polska SA* (b)	903	58,674

Dis-Chem Pharmacies Ltd.* (b)	17,784	28,795

Dongsuh Cos., Inc.	859	24,287

E-MART, Inc.	848	128,075

Eurocash SA*	592	2,289

Focus Dynamics Group Bhd.*	94,000	2,639

Grupo Comercial Chedraui SA de CV	112,300	175,009

GS Retail Co. Ltd.	575	18,506

Hyundai Greenfood Co. Ltd.	26,217	229,327

InRetail Peru Corp.(b)	848	30,019

Magnit PJSC	1,366	93,048

Migros Ticaret A/S*	152	665

Organizacion Soriana SAB de CV, Class B*	130,700	115,770

Philippine Seven Corp.	5,321	11,824

President Chain Store Corp.	8,000	77,614

Puregold Price Club, Inc.	26,060	20,188

Raia Drogasil SA*	20,300	98,408

Shoprite Holdings Ltd.	9,646	96,138

Sok Marketler Ticaret A/S*	7,298	10,650

SPAR Group Ltd. (The)	3,102	39,227

Sun Art Retail Group Ltd.(a)	24,000	22,125

Wal-Mart de Mexico SAB de CV	84,800	278,723

Investments	Shares	Value

Food & Staples Retailing – (continued)

Yonghui Superstores Co. Ltd., Class A	26,500	$22,808
		2,508,446

Food Products – 2.5%

Alicorp SAA	237,387	432,159

Almarai Co. JSC	5,777	82,879

Astra Agro Lestari Tbk. PT	20,800	13,428

Avanti Feeds Ltd.	507	3,332

AVI Ltd.	6,909	33,780

Beijing Dabeinong Technology Group Co. Ltd., Class A	19,200	24,180

Binggrae Co. Ltd.	321	17,892

Bombay Burmah Trading Co.	8,986	140,845

BRF SA*	16,500	63,229

Britannia Industries Ltd.	2,105	98,014

Century Pacific Food, Inc.	17,700	7,352

Charoen Pokphand Foods PCL, NVDR	116,600	108,596

Charoen Pokphand Indonesia Tbk. PT	129,500	63,204

Cherkizovo Group PJSC	2,500	74,674

China Feihe Ltd.(b)	53,000	151,149

China Huiyuan Juice Group Ltd.* ‡ (c)	24,000	—

China Mengniu Dairy Co. Ltd.*	42,000	224,956

Chongqing Fuling Zhacai Group Co. Ltd., Class A	5,000	30,866

CJ CheilJedang Corp.	337	119,822

CJ CheilJedang Corp. (Preference)	104	17,344

COFCO Joycome Foods Ltd.(a) (b)	954,000	485,177

CP Pokphand Co. Ltd.	2,772,000	349,763

Daesang Corp.	10,918	253,724

Dali Foods Group Co. Ltd.(b)	45,500	27,065

Dongwon F&B Co. Ltd.	562	102,816

Dongwon Industries Co. Ltd.	682	165,541

Edita Food Industries SAE	17,343	8,162

Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,500	91,671

Fujian Sunner Development Co. Ltd., Class A	10,600	43,307

Genting Plantations Bhd.	10,400	22,164

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	161

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – (continued)

Gruma SAB de CV, Class B	5,035	$54,978

Grupo Bimbo SAB de CV, Series A	31,800	63,901

Grupo Lala SAB de CV	16,800	12,433

Grupo Nutresa SA	3,592	20,644

Harim Holdings Co. Ltd.	17,469	148,094

Heilongjiang Agriculture Co. Ltd., Class A	10,600	24,815

Henan Shuanghui Investment & Development Co. Ltd., Class A	4,700	26,610

HUISHAN DAIRY* ‡ (c)	158,000	—

Indofood CBP Sukses Makmur Tbk. PT	51,800	31,198

Indofood Sukses Makmur Tbk. PT	100,800	45,533

Industrias Bachoco SAB de CV, Series B	3,000	11,113

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	51,888

International Holdings Co. PJSC*	5,636	139,168

IOI Corp. Bhd.	63,600	63,501

Japfa Comfeed Indonesia Tbk. PT	2,766,600	404,121

JBS SA	31,900	177,103

Jiangxi Zhengbang Technology Co. Ltd., Class A	4,700	10,698

Kernel Holding SA	25,884	348,394

Kuala Lumpur Kepong Bhd.	10,831	58,169

Lien Hwa Industrial Holdings Corp.	14,000	24,684

Lotte Confectionery Co. Ltd.	954	116,640

M Dias Branco SA*	5,300	26,005

Maeil Dairies Co. Ltd.	2,173	146,123

Marfrig Global Foods SA	185,500	662,982

Mayora Indah Tbk. PT	83,900	14,288

Muyuan Foods Co. Ltd., Class A	5,300	92,634

Namchow Holdings Co. Ltd.	72,000	149,501

Naturecell Co. Ltd.*	782	6,854

Nestle India Ltd.	583	128,365

Nestle Malaysia Bhd.	900	29,814

Investments	Shares	Value

Food Products – (continued)

New Hope Liuhe Co. Ltd., Class A	20,000	$51,364

NongShim Co. Ltd.	56	14,348

Orion Corp.	530	55,747

Orion Holdings Corp.	12,362	195,596

Ottogi Corp.	15	7,484

PPB Group Bhd.	14,080	63,588

QL Resources Bhd.	25,395	37,506

Samyang Corp.	1,908	100,687

Samyang Foods Co. Ltd.	86	7,159

Samyang Holdings Corp.	3,392	426,916

San Miguel Food and Beverage, Inc.	15,960	22,092

Sanquan Food Co. Ltd., Class A	5,000	15,375

Sao Martinho SA*	5,300	30,450

Sarawak Oil Palms Bhd.	79,500	72,971

Savola Group (The)	5,989	63,801

Sime Darby Plantation Bhd.	58,500	64,835

Standard Foods Corp.	14,652	29,846

Taiwan TEA Corp.*	8,000	6,788

Tata Consumer Products Ltd.	11,255	101,728

Tech-Bank Food Co. Ltd., Class A	5,000	10,948

Thai Union Group PCL, NVDR	98,100	47,573

Thai Vegetable Oil PCL, NVDR	15,570	17,751

Tiger Brands Ltd.	1,924	25,861

Tingyi Cayman Islands Holding Corp.(a)	28,000	50,399

Tongwei Co. Ltd., Class A	5,500	29,941

Ulker Biskuvi Sanayi A/S*	84,005	222,879

Uni-President China Holdings Ltd.	3,000	3,654

Uni-President Enterprises Corp.	80,000	215,086

Universal Robina Corp.	16,800	47,766

Want Want China Holdings Ltd.	106,000	76,837

Yihai International Holding Ltd.* (a)	7,000	68,226

Zhou Hei Ya International Holdings Co. Ltd.* (a) (b)	14,000	17,160
		8,549,704

Gas Utilities – 0.5%

Adani Total Gas Ltd.*	5,195	80,707

Beijing Enterprises Holdings Ltd.	16,000	52,325

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Gas Utilities – (continued)

China Gas Holdings Ltd.	31,800	$114,846

China Resources Gas Group Ltd.	12,000	65,123

ENN Energy Holdings Ltd.	12,600	214,790

GAIL India Ltd.	64,872	120,158

Grupo Energia Bogota SA ESP	54,757	38,202

Gujarat Gas Ltd.	2,679	19,203

Gujarat State Petronet Ltd.	2,352	8,562

Indraprastha Gas Ltd.	4,564	31,359

Infraestructura Energetica Nova SAB de CV*	9,400	40,429

Korea Gas Corp.*	999	31,344

Kunlun Energy Co. Ltd.	126,000	135,298

Mahanagar Gas Ltd.(b)	1,456	22,120

Perusahaan Gas Negara Tbk. PT	435,600	36,941

Petronas Gas Bhd.	15,900	61,094

Promigas SA ESP	139,208	276,109

Towngas China Co. Ltd.*	477,000	235,219
		1,583,829

Health Care Equipment & Supplies – 0.2%

Blue Sail Medical Co. Ltd., Class A	4,700	17,140

DIO Corp.*	520	19,096

Hartalega Holdings Bhd.	31,800	79,803

Kangji Medical Holdings Ltd.* (a)	25,000	41,716

Kossan Rubber Industries	22,800	24,712

Lifetech Scientific Corp.* (a)	82,000	44,237

Microport Scientific Corp.(a)	11,098	80,161

Osstem Implant Co. Ltd.	318	25,386

Shandong Weigao Group Medical Polymer Co. Ltd., Class H(a)	36,000	80,743

Sri Trang Gloves Thailand PCL, NVDR	18,800	26,717

St Shine Optical Co. Ltd.	2,000	23,019

Supermax Corp. Bhd.	64,124	94,392

Top Glove Corp. Bhd.	78,800	108,686

Venus MedTech Hangzhou, Inc., Class H* (b)	4,000	35,510
		701,318

Investments	Shares	Value

Health Care Providers & Services – 0.5%

Apollo Hospitals Enterprise Ltd.	1,736	$74,938

Bangkok Chain Hospital PCL, NVDR	4,800	2,790

Bangkok Dusit Medical Services PCL, NVDR	84,800	59,098

Bumrungrad Hospital PCL, NVDR	6,600	28,403

Celltrion Healthcare Co. Ltd.*	1,446	145,854

Chabiotech Co. Ltd.*	427	7,255

China National Accord Medicines Corp. Ltd., Class B	9,964	29,019

Chularat Hospital PCL, NVDR	183,100	18,347

Cleopatra Hospital*	33,041	9,663

Dr Lal PathLabs Ltd.(b)	430	17,025

Dr Sulaiman Al Habib Medical Services Group Co.	1,128	45,480

Fleury SA	3,600	16,954

Fortis Healthcare Ltd.*	9,651	27,452

Genertec Universal Medical Group Co. Ltd.(b)	518,500	431,925

Hapvida Participacoes e Investimentos SA* (b)	26,100	69,469

Huadong Medicine Co. Ltd., Class A	5,300	43,111

IHH Healthcare Bhd.	63,600	83,529

Jinxin Fertility Group Ltd.(b)	12,000	30,901

KPJ Healthcare Bhd.	14,124	3,517

Life Healthcare Group Holdings Ltd.*	30,687	40,274

Medipost Co. Ltd.*	446	13,632

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,400	17,866

Metro Healthcare Indonesia TBK PT*	1,107,700	24,079

Mitra Keluarga Karyasehat Tbk. PT(b)	100,200	18,174

Mouwasat Medical Services Co.*	688	32,546

Netcare Ltd.*	31,067	32,250

Notre Dame Intermedica Participacoes SA	7,200	107,856

Odontoprev SA	4,900	11,534

Qualicorp Consultoria e Corretora de Seguros SA	4,100	20,442

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	163

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Providers & Services – (continued)

Selcuk Ecza Deposu Ticaret ve Sanayi A/S	58,470	$70,866

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	16,254

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,500	53,494

Sinopharm Group Co. Ltd., Class H	42,400	131,564
		1,735,561

Health Care Technology – 0.1%

Alibaba Health Information Technology Ltd.* (a)	68,000	207,497

Ping An Healthcare and Technology Co. Ltd.* (a) (b)	10,600	124,195
		331,692

Hotels, Restaurants & Leisure – 0.6%

AmRest Holdings SE*	36,206	301,952

Ananti, Inc.*	1,058	7,581

Berjaya Sports Toto Bhd.	394,213	196,317

Bloomberry Resorts Corp.*	22,900	3,091

Central Plaza Hotel PCL*	1,600	1,631

Central Plaza Hotel PCL, NVDR*	8,600	8,769

DoubleUGames Co. Ltd.	312	17,867

Genting Bhd.	95,400	115,978

Genting Malaysia Bhd.	61,100	42,957

Grand Korea Leisure Co. Ltd.*	1,040	15,333

Haidilao International Holding Ltd.(a) (b)	13,164	85,338

Hana Tour Service, Inc.*	403	23,875

Huazhu Group Ltd., ADR* (a)	2,871	169,274

Indian Hotels Co. Ltd. (The)	9,131	13,745

Jiumaojiu International Holdings Ltd.* (b)	6,000	25,107

Jollibee Foods Corp.	10,380	37,941

Jubilant Foodworks Ltd.*	987	38,531

Kangwon Land, Inc.*	1,536	34,936

Magnum Bhd.	19,594	10,093

Minor International PCL, NVDR*	90,100	86,809

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

MK Restaurants Group PCL, NVDR	10,400	$17,034

OPAP SA	4,228	64,893

Paradise Co. Ltd.*	421	6,813

Shanghai Jinjiang International Hotels Co. Ltd., Class B	15,900	33,915

Shenzhen Overseas Chinese Town Co. Ltd., Class A	22,200	31,937

Travellers International Hotel Group, Inc.* ‡ (c)	209,900	11,814

Yum China Holdings, Inc.(a)	7,632	480,205
		1,883,736

Household Durables – 0.8%

Arcelik A/S	12,380	51,330

Coway Co. Ltd.	1,962	118,000

Crompton Greaves Consumer Electricals Ltd.	8,173	42,469

Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,900	21,252

Dixon Technologies India Ltd.* (b)	705	39,992

Dom Development SA	3,992	158,877

Haier Smart Home Co. Ltd., Class A	21,200	108,531

Haier Smart Home Co. Ltd., Class H*	31,800	137,569

Hang Zhou Great Star Industrial Co. Ltd., Class A*	5,000	29,669

Hanssem Co. Ltd.	303	30,508

Hisense Home Appliances Group Co. Ltd., Class A	10,000	26,254

Kinpo Electronics	50,000	32,130

LG Electronics, Inc.	4,136	585,625

LG Electronics, Inc. (Preference)	584	38,904

Lock&Lock Co. Ltd.*	728	10,046

MRV Engenharia e Participacoes SA	133,500	426,934

NavInfo Co. Ltd., Class A	4,700	10,335

Nien Made Enterprise Co. Ltd.	2,000	32,363

PIK Group PJSC	6,174	75,139

Tatung Co. Ltd.*	46,000	44,464

TCL Electronics Holdings Ltd.	424,000	313,352

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Household Durables – (continued)

TCL Technology Group Corp., Class A	28,200	$39,218

Vestel Elektronik Sanayi ve Ticaret A/S*	37,269	129,444

Whirlpool of India Ltd.	674	20,213
		2,522,618

Household Products – 0.2%

C&S Paper Co. Ltd., Class A	5,000	23,828

Hindustan Unilever Ltd.	15,534	493,613

Kimberly-Clark de Mexico SAB de CV, Class A(a)	27,000	46,841

Unilever Indonesia Tbk. PT	75,200	31,236

Vinda International Holdings Ltd.	3,000	10,680
		606,198

Independent Power and Renewable Electricity Producers – 2.0%

Aboitiz Power Corp.	34,200	16,336

Adani Green Energy Ltd.*	6,243	85,879

Adani Power Ltd.*	382,728	489,567

AES Brasil Energia SA	76,400	193,350

AES Gener SA	88,486	14,469

B Grimm Power PCL, NVDR	15,300	21,006

Banpu Power PCL, NVDR	11,700	6,801

Canvest Environmental Protection Group Co. Ltd.(b)	318,000	164,592

CGN Power Co. Ltd., Class H(b)	465,000	107,167

China Longyuan Power Group Corp. Ltd., Class H	1,618,000	2,383,195

China National Nuclear Power Co. Ltd., Class A	42,300	34,120

China Power International Development Ltd.	2,226,000	510,153

China Resources Power Holdings Co. Ltd.	54,000	70,917

China Yangtze Power Co. Ltd., Class A	31,800	98,130

Cia Energetica de Sao Paulo (Preference), Class B	90,100	420,170

Colbun SA	238,159	40,682

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – (continued)

Datang International Power Generation Co. Ltd., Class H	212,000	$31,390

Electricity Generating PCL, NVDR	4,700	26,642

Energy Absolute PCL, NVDR	37,100	72,681

Eneva SA*	21,200	57,325

Engie Brasil Energia SA	4,700	35,233

First Gen Corp.	29,500	19,054

Global Power Synergy PCL, NVDR	9,968	23,289

Guangxi Guiguan Electric Power Co. Ltd., Class A	15,000	12,006

Gulf Energy Development PCL, NVDR	82,180	91,055

Huadian Power International Corp. Ltd., Class A	51,700	27,162

Huaneng Lancang River Hydropower, Inc., Class A	23,500	21,279

Huaneng Power International, Inc., Class A	18,800	12,259

Huaneng Power International, Inc., Class H	112,000	40,377

Hub Power Co. Ltd. (The)	371,000	181,233

Hubei Energy Group Co. Ltd., Class A	23,500	16,849

JSW Energy Ltd.	207,058	306,370

NHPC Ltd.	79,420	26,001

NTPC Ltd.	185,625	256,739

OGK-2 PJSC	15,681,280	165,008

Ratch Group PCL, NVDR	9,300	15,083

SDIC Power Holdings Co. Ltd., Class A	23,500	35,950

Shanghai Electric Power Co. Ltd., Class A	14,100	15,339

Shenergy Co. Ltd., Class A	14,100	12,354

Shenzhen Energy Group Co. Ltd., Class A	23,500	30,757

Sichuan Chuantou Energy Co. Ltd., Class A	9,400	16,355

SPCG PCL, NVDR	245,500	150,592

Super Energy Corp. PCL, NVDR*	7,128,500	217,489

Taiwan Cogeneration Corp.	3,000	4,291

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	165

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Independent Power and Renewable Electricity Producers – (continued)

Terna Energy SA	933	$14,039

TPI Polene Power PCL, NVDR	156,000	21,844

Unipro PJSC	5,143,000	196,743
		6,809,322

Industrial Conglomerates – 1.6%

3M India Ltd.*	69	23,789

Aamal Co.	21,949	5,697

Aboitiz Equity Ventures, Inc.	81,230	59,889

AG Anadolu Grubu Holding A/S	66,780	173,151

Alfa SAB de CV, Class A	111,300	78,174

Alliance Global Group, Inc.	1,832,500	398,849

AntarChile SA	6,235	68,965

Ayala Corp.	5,300	81,564

Bidvest Group Ltd. (The)	11,713	135,227

CJ Corp.	564	48,422

DMCI Holdings, Inc.	1,913,300	211,000

Doosan Co. Ltd.	6,172	350,672

Dubai Investments PJSC	1,052,192	441,141

Enka Insaat ve Sanayi A/S	48,962	46,352

Far Eastern New Century Corp.	129,000	153,555

Fosun International Ltd.	106,000	152,582

Godrej Industries Ltd.*	3,377	23,249

Grupo Carso SAB de CV, Series A1*	11,100	31,774

GT Capital Holdings, Inc.	2,280	24,860

Hanwha Corp.	1,692	46,850

Hanwha Corp. (3rd Preference)	1,425	19,152

HAP Seng Consolidated Bhd.	11,900	23,327

Hong Leong Industries Bhd.	33,000	76,128

Hyosung Corp.	201	17,961

Industries Qatar QSC	36,093	133,626

JG Summit Holdings, Inc.	63,711	69,798

KOC Holding A/S	48,442	106,967

LG Corp.(c)	4,505	512,323

Lotte Corp.	1,392	45,801

LT Group, Inc.	131,600	36,679

Mytilineos SA	4,802	89,542

National Industries Group Holding SAK	637,113	458,857

Investments	Shares	Value

Industrial Conglomerates – (continued)

PSG Group Ltd.	3,290	$16,979

Quinenco SA	12,939	26,631

Samsung C&T Corp.	1,564	191,220

San Miguel Corp.	13,510	32,267

Shanghai Industrial Holdings Ltd.	201,000	311,068

Siemens Ltd.	1,416	35,967

Sigdo Koppers SA	141,150	171,479

Sime Darby Bhd.	54,600	30,123

SK Holdings Co. Ltd.	1,315	326,282

SM Investments Corp.	8,190	163,460

Turkiye Sise ve Cam Fabrikalari A/S	49,404	44,745
		5,496,144

Insurance – 3.2%

Allianz Malaysia Bhd.	26,500	85,392

Bajaj Finserv Ltd.*	680	101,364

Bangkok Insurance PCL, NVDR	10,600	91,915

Bangkok Life Assurance PCL, NVDR*	215,200	172,782

BB Seguridade Participacoes SA	15,900	65,443

Bupa Arabia for Cooperative Insurance Co.*	262	8,076

Cathay Financial Holding Co. Ltd.	318,000	595,403

China Development Financial Holding Corp.	530,000	247,610

China Life Insurance Co. Ltd.	79,440	75,365

China Life Insurance Co. Ltd., Class H	131,000	266,829

China Pacific Insurance Group Co. Ltd., Class A	20,400	103,679

China Pacific Insurance Group Co. Ltd., Class H	106,000	383,502

China Taiping Insurance Holdings Co. Ltd.	53,000	98,537

Co. for Cooperative Insurance (The)*	974	20,155

DB Insurance Co. Ltd.	1,942	85,459

Discovery Ltd.*	6,980	63,509

Fubon Financial Holding Co. Ltd.	265,000	609,065

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

General Insurance Corp. of India* (b)	8,949	$24,737

Hanwha Life Insurance Co. Ltd.	12,318	38,703

HDFC Life Insurance Co. Ltd.* (b)	14,049	126,147

Hyundai Marine & Fire Insurance Co. Ltd.	2,862	62,651

ICICI Lombard General Insurance Co. Ltd.(b)	3,903	74,506

ICICI Prudential Life Insurance Co. Ltd.(b)	5,812	40,954

IRB Brasil Resseguros S/A	31,951	35,866

Korean Reinsurance Co.	38,294	315,688

Liberty Holdings Ltd.*	66,484	264,195

Max Financial Services Ltd.*	2,721	32,910

Mercuries & Associates Holding Ltd.	252,500	212,428

Mercuries Life Insurance Co. Ltd.*	583,000	214,975

Meritz Fire & Marine Insurance Co. Ltd.	2,444	43,833

Mirae Asset Life Insurance Co. Ltd.	29,498	106,737

Momentum Metropolitan Holdings	471,329	628,330

New China Life Insurance Co. Ltd., Class A	4,700	35,304

New China Life Insurance Co. Ltd., Class H	30,100	116,070

Old Mutual Ltd.	165,852	144,617

People’s Insurance Co. Group of China Ltd. (The), Class H	241,000	82,538

PICC Property & Casualty Co. Ltd., Class H	264,000	259,348

Ping An Insurance Group Co. of China Ltd., Class A	31,900	357,375

Ping An Insurance Group Co. of China Ltd., Class H	198,500	2,171,096

Porto Seguro SA	4,800	43,680

Powszechny Zaklad Ubezpieczen SA*	23,479	202,441

Qatar Insurance Co. SAQ*	8,178	5,656

Investments	Shares	Value

Insurance – (continued)

Qualitas Controladora SAB de CV(a)	87,400	$476,802

Rand Merchant Investment Holdings Ltd.	31,940	64,904

Samsung Fire & Marine Insurance Co. Ltd.	1,234	219,654

Samsung Life Insurance Co. Ltd.	3,249	238,633

Sanlam Ltd.(a)	69,814	269,583

Santam Ltd.*	723	12,781

SBI Life Insurance Co. Ltd.(b)	5,434	68,130

Shin Kong Financial Holding Co. Ltd.	490,007	177,176

Shinkong Insurance Co. Ltd.	124,000	184,670

Sul America SA*	5,077	30,610

Syarikat Takaful Malaysia Keluarga BHD	169,600	184,654

Turkiye Sigorta A/S	113,738	77,362

ZhongAn Online P&C Insurance Co. Ltd., Class H* (a) (b)	8,100	47,973
		10,767,802

Interactive Media & Services – 3.3%

Autohome, Inc., ADR	954	88,464

Baidu, Inc., ADR*	4,529	952,585

Info Edge India Ltd.*	1,422	94,350

JOYY, Inc., ADR	1,166	110,840

Kakao Corp.	5,358	546,710

Momo, Inc., ADR(a)	6,478	94,967

NAVER Corp.	2,438	787,936

Sogou, Inc., ADR*	2,750	23,238

Tencent Holdings Ltd.	101,600	8,149,610

Tongdao Liepin Group* (b)	10,000	33,540

Weibo Corp., ADR* (a)	752	37,901
		10,920,141

Internet & Direct Marketing Retail – 4.4%

Alibaba Group Holding Ltd.*	248,000	7,184,380

Allegro.eu SA* (b)	3,339	51,234

B2W Cia Digital*	5,300	65,766

Baozun, Inc., Class A* (a)	2,500	29,259

CJ ENM Co. Ltd.	140	18,124

GS Home Shopping, Inc.	1,626	217,365

HengTen Networks Group Ltd.* (a)	30,799	36,482

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	167

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Internet & Direct Marketing Retail – (continued)

Hyundai Home Shopping Network Corp.	2,969	$210,327

JD.com, Inc., Class A*	29,750	1,144,518

Maoyan Entertainment* (a) (b)	11,400	22,721

Meituan, Class B* (b)	70,100	2,689,610

Naspers Ltd., Class N	7,314	1,668,953

PChome Online, Inc.	2,763	8,339

Pinduoduo, Inc., ADR*	5,936	795,009

Tongcheng-Elong Holdings Ltd.* (a) (b)	18,800	47,152

Trip.com Group Ltd., ADR*	8,239	321,980

Vipshop Holdings Ltd., ADR*	6,254	192,436
		14,703,655

IT Services – 1.2%

21Vianet Group, Inc., ADR*	1,563	43,623

China TransInfo Technology Co. Ltd., Class A	4,700	10,872

Chinasoft International Ltd.*	22,000	24,757

Chindata Group Holdings Ltd., ADR*	1,855	24,467

Cielo SA	617,600	392,741

Coforge Ltd.	245	9,490

DHC Software Co. Ltd., Class A	9,400	9,921

Fawry for Banking & Payment Technology Services SAE*	18,921	24,261

GDS Holdings Ltd., ADR*	2,279	189,089

HCL Technologies Ltd.	18,338	222,552

Infosys Ltd.	61,692	1,127,984

Kginicis Co. Ltd.	8,298	149,198

Kingsoft Cloud Holdings Ltd., ADR* (a)	564	24,771

Larsen & Toubro Infotech Ltd.(b)	721	37,867

Locaweb Servicos de Internet SA* (b)	4,800	25,454

Mindtree Ltd.	610	17,343

Mphasis Ltd.	1,034	24,635

My EG Services Bhd.	42,717	20,335

Posco ICT Co. Ltd.	2,080	13,463

Samsung SDS Co. Ltd.	742	122,071

Systex Corp.	106,000	347,983

Tata Consultancy Services Ltd.	17,172	703,745

Investments	Shares	Value

IT Services – (continued)

Tech Mahindra Ltd.	10,600	$137,436

TravelSky Technology Ltd., Class H(a)	8,000	17,572

Wipro Ltd.	27,601	183,609

Yeahka Ltd.* (a)	2,400	19,807
		3,925,046

Leisure Products – 0.1%

Giant Manufacturing Co. Ltd.	5,000	63,724

HLB, Inc.*	1,346	40,053

Merida Industry Co. Ltd.	5,350	63,779
		167,556

Life Sciences Tools & Services – 0.4%

Cellivery Therapeutics, Inc.*	188	19,403

Divi’s Laboratories Ltd.*	2,528	138,643

Eubiologics Co. Ltd.*	954	26,029

Genscript Biotech Corp.* (a)	12,000	27,810

Hangzhou Tigermed Consulting Co. Ltd., Class H* (b)	1,000	19,648

LegoChem Biosciences, Inc.*	270	12,428

Pharmaron Beijing Co. Ltd., Class H(a) (b)	1,400	29,039

Samsung Biologics Co. Ltd.* (b)	301	217,561

ST Pharm Co. Ltd.*	344	35,286

Viva Biotech Holdings(a) (b)	23,500	20,272

WuXi AppTec Co. Ltd., Class A	2,300	56,420

WuXi AppTec Co. Ltd., Class H(a) (b)	4,099	96,949

Wuxi Biologics Cayman, Inc.* (b)	53,000	747,214
		1,446,702

Machinery – 0.7%

AIA Engineering Ltd.*	972	24,443

Airtac International Group	1,784	75,363

Ashok Leyland Ltd.*	32,990	50,194

China International Marine Containers Group Co. Ltd., Class H	5,880	11,083

China Shipbuilding Industry Co. Ltd., Class A*	18,800	11,882

CIMC Enric Holdings Ltd.(a)	298,000	259,369

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – (continued)

CNHTC Jinan Truck Co. Ltd., Class A	900	$4,699

CNPC Capital Co. Ltd., Class A	29,200	26,757

Cummins India Ltd.	2,280	25,782

Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	705	23,260

Doosan Bobcat, Inc.*	1,908	78,303

Doosan Infracore Co. Ltd.*	4,413	42,847

Escorts Ltd.	930	14,044

Estun Automation Co. Ltd., Class A*	5,000	24,886

Haitian International Holdings Ltd.	16,000	65,200

Hangzhou Oxygen Plant Group Co. Ltd.	5,000	26,524

Hiwin Technologies Corp.	5,216	79,361

Hyundai Elevator Co. Ltd.	208	8,471

Hyundai Heavy Industries Holdings Co. Ltd.	2,120	134,174

Hyundai Mipo Dockyard Co. Ltd.*	602	46,435

Hyundai Rotem Co. Ltd.*	1,766	31,991

Infore Environment Technology Group Co. Ltd., Class A	9,400	11,446

Korea Shipbuilding & Offshore Engineering Co. Ltd.*	530	73,138

Lonking Holdings Ltd.	1,007,000	427,857

Pentamaster Corp. Bhd.	21,200	30,172

Riyue Heavy Industry Co. Ltd., Class A	5,000	22,205

Samsung Heavy Industries Co. Ltd.*	5,565	37,522

Sany Heavy Equipment International Holdings Co. Ltd.(a)	12,000	14,570

Sany Heavy Industry Co. Ltd., Class A	10,600	50,580

SFA Engineering Corp.	1,089	41,020

Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	21,200	29,086

Sinotruk Hong Kong Ltd.	30,500	75,083

SKF India Ltd.	624	18,841

Investments	Shares	Value

Machinery – (continued)

Weichai Power Co. Ltd., Class A	17,300	$48,413

Weichai Power Co. Ltd., Class H	72,000	167,048

XCMG Construction Machinery Co. Ltd., Class A	18,800	21,439

Yangzijiang Shipbuilding Holdings Ltd.	100,700	108,239

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	9,400	31,113

Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	9,400	17,024

Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H(a)	10,000	12,154

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	17,700	32,301

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)	60,200	83,400
		2,417,719

Marine – 1.1%

Cia Sud Americana de Vapores SA*	636,473	38,320

COSCO SHIPPING Holdings Co. Ltd., Class H*	43,500	77,850

Evergreen Marine Corp. Taiwan Ltd.*	98,558	278,741

HMM Co. Ltd.*	10,017	353,006

MISC Bhd.	58,300	96,493

Pan Ocean Co. Ltd.	5,613	37,038

Qatar Navigation QSC	284,177	585,603

Transcoal Pacific Tbk. PT	32,900	16,456

U-Ming Marine Transport Corp.	2,000	5,026

Wan Hai Lines Ltd.	53,000	179,684

Wisdom Marine Lines Co. Ltd.*	27,898	70,711

Yang Ming Marine Transport Corp.*	642,000	1,834,089
		3,573,017

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	169

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – 0.3%

Astro Malaysia Holdings Bhd.	1,379,400	$333,367

Cheil Worldwide, Inc.	1,074	21,193

China Literature Ltd.* (a) (b)	6,200	64,660

Cyfrowy Polsat SA	9,434	73,499

Focus Media Information Technology Co. Ltd., Class A	23,500	39,146

Grupo Televisa SAB, Series CPO* (a)	53,000	132,037

Innocean Worldwide, Inc.	71	3,823

Leo Group Co. Ltd., Class A	18,800	7,146

Media Nusantara Citra Tbk. PT*	3,148,700	213,619

MultiChoice Group	7,367	63,369

NanJi E-Commerce Co. Ltd., Class A	4,700	5,868

Oriental Pearl Group Co. Ltd., Class A	19,200	26,108

Plan B Media PCL, NVDR	72,800	14,496

Saudi Research & Marketing Group*	1,030	24,829

Sun TV Network Ltd.	1,889	13,857

Surya Citra Media Tbk. PT*	85,400	9,312

Zee Entertainment Enterprises Ltd.	12,540	31,421
		1,077,750

Metals & Mining – 5.8%

African Rainbow Minerals Ltd.	4,134	77,254

Alrosa PJSC	101,760	147,321

Aluminum Corp. of China Ltd., Class H* (a)	60,000	31,287

Aneka Tambang Tbk.	269,910	46,527

Angang Steel Co. Ltd., Class H(a)	38,000	26,273

Anglo American Platinum Ltd.(a)	2,014	275,542

AngloGold Ashanti Ltd.	14,575	301,597

Baoshan Iron & Steel Co. Ltd., Class A	63,600	84,813

Beijing Shougang Co. Ltd., Class A*	28,200	21,962

Bradespar SA (Preference)	5,300	69,371

CAP SA	38,372	680,710

Investments	Shares	Value

Metals & Mining – (continued)

Century Iron & Steel Industrial Co. Ltd.	6,000	$24,917

Chifeng Jilong Gold Mining Co. Ltd., Class A*	10,000	23,426

China Hongqiao Group Ltd.(a)	79,500	125,900

China Metal Recycling Holdings Ltd.* ‡ (c)	51,000	—

China Molybdenum Co. Ltd., Class A	22,500	20,200

China Molybdenum Co. Ltd., Class H(a)	57,000	38,676

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	9,400	29,559

China Steel Corp.	212,000	298,271

China Zhongwang Holdings Ltd.* (a)	699,600	162,135

Chung Hung Steel Corp.*	477,000	727,462

Cia Siderurgica Nacional SA	26,500	240,272

Citic Pacific Special Steel Group Co. Ltd., Class A	4,700	18,796

Dongkuk Steel Mill Co. Ltd.	31,641	681,262

DRDGOLD Ltd.(a)	20,448	20,353

Eregli Demir ve Celik Fabrikalari TAS	43,672	100,279

Feng Hsin Steel Co. Ltd.	16,000	50,578

Ganfeng Lithium Co. Ltd., Class H(a) (b)	3,400	45,789

Gerdau SA (Preference)	18,600	113,892

Gold Fields Ltd.	31,352	296,501

Grupa Kety SA	151	24,509

Grupo Mexico SAB de CV, Series B	116,600	529,236

Harmony Gold Mining Co. Ltd.	8,695	39,599

Hesteel Co. Ltd., Class A	37,600	14,816

Hindalco Industries Ltd.	56,445	277,681

Hunan Valin Steel Co. Ltd., Class A	23,500	28,542

Hyundai Steel Co.	1,128	56,281

Impala Platinum Holdings Ltd.	29,922	560,036

Industrias Penoles SAB de CV*	4,365	56,442

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	70,500	16,014

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Inner Mongolia Eerduosi Resources Co. Ltd., Class B	137,800	$183,136

Jastrzebska Spolka Weglowa SA*	27,030	216,152

Jiangsu Shagang Co. Ltd., Class A	9,400	14,293

Jiangxi Copper Co. Ltd., Class A	9,400	38,579

Jiangxi Copper Co. Ltd., Class H	53,000	129,654

Jinchuan Group International Resources Co. Ltd.	144,000	25,029

Jindal Steel & Power Ltd.*	13,959	83,201

JSW Steel Ltd.	37,047	359,029

Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	394,024	340,233

KGHM Polska Miedz SA*	4,717	242,258

Korea Zinc Co. Ltd.	424	170,004

Koza Altin Isletmeleri A/S*	2,182	29,735

Koza Anadolu Metal Madencilik Isletmeleri A/S*	92,803	154,112

Kumba Iron Ore Ltd.	2,385	108,228

Maanshan Iron & Steel Co. Ltd., Class A	51,700	33,793

Magnitogorsk Iron & Steel Works PJSC	90,224	78,331

Merdeka Copper Gold Tbk. PT*	326,300	59,184

Metalurgica Gerdau SA (Preference)	11,600	31,773

MMC Norilsk Nickel PJSC	2,173	742,701

Nickel Asia Corp.	233,200	26,928

NMDC Ltd.	35,033	73,663

Northam Platinum Ltd.*	12,473	214,932

Novolipetsk Steel PJSC	50,432	178,442

Polyus PJSC	1,113	205,629

Poongsan Corp.	9,036	305,438

POSCO	2,862	936,547

Press Metal Aluminium Holdings Bhd.	63,600	80,734

Qatar Aluminum Manufacturing Co.	42,858	18,386

Investments	Shares	Value

Metals & Mining – (continued)

Raspadskaya OJSC	42,598	$134,711

Royal Bafokeng Platinum Ltd.(a)	80,878	613,240

Sansteel Minguang Co. Ltd. Fujian, Class A	14,100	17,844

Saudi Arabian Mining Co.*	7,226	110,410

Severstal PAO	6,784	160,319

Shandong Gold Mining Co. Ltd., Class A	5,100	15,257

Shandong Gold Mining Co. Ltd., Class H(a) (b)	13,650	25,062

Shanxi Taigang Stainless Steel Co. Ltd., Class A	23,500	23,131

Shougang Fushan Resources Group Ltd.	1,702,000	444,847

Sibanye Stillwater Ltd.	97,523	455,231

Steel Authority of India Ltd.	734,435	1,184,852

TA Chen Stainless Pipe	53,793	92,438

Tata Steel Ltd.	28,242	394,238

Tung Ho Steel Enterprise Corp.	15,000	31,790

United Co. RUSAL International PJSC*	72,380	48,773

Usinas Siderurgicas de Minas Gerais SA	400	1,710

Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	12,400	51,312

Vale Indonesia Tbk. PT*	6,000	1,915

Vale SA	123,896	2,489,681

Vedanta Ltd.	62,858	218,303

Volcan Cia Minera SAA, Class B*	1,233,830	244,149

VSMPO-AVISMA Corp. PJSC*	848	272,214

Xiamen Tungsten Co. Ltd., Class A	9,400	28,048

Yieh Phui Enterprise Co. Ltd.*	689,000	535,256

Young Poong Corp.	336	205,101

Yunnan Copper Co. Ltd., Class A	9,400	20,219

Zhaojin Mining Industry Co. Ltd., Class H	21,000	19,062

Zijin Mining Group Co. Ltd., Class A	34,700	59,143

Zijin Mining Group Co. Ltd., Class H	106,000	149,306
		19,511,767

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	171

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multiline Retail – 0.3%

Central Retail Corp. PCL, NVDR	72,775	$81,803

El Puerto de Liverpool SAB de CV, Class C1	2,700	11,468

Falabella SA	27,985	125,777

Golden Eagle Retail Group Ltd.	217,000	195,295

Hyundai Department Store Co. Ltd.	760	63,405

Lojas Americanas SA*	5,349	19,571

Lojas Americanas SA (Preference)*	16,274	62,573

Lojas Renner SA	15,900	118,402

Lotte Shopping Co. Ltd.	211	23,521

Magazine Luiza SA*	46,800	172,785

MINISO Group Holding Ltd., ADR*	954	25,663

Mitra Adiperkasa Tbk. PT*	154,600	8,562

Shinsegae, Inc.	318	87,051

Woolworths Holdings Ltd.*	21,836	73,993
		1,069,869

Multi-Utilities – 0.0%(d)

Qatar Electricity & Water Co. QSC	9,684	45,747

SPIC Dongfang New Energy Corp., Class A	25,000	16,225

YTL Corp. Bhd.*	78,870	13,766

YTL Power International Bhd.*	128,031	22,660
		98,398

Oil, Gas & Consumable Fuels – 4.0%

Adaro Energy Tbk. PT	428,300	36,915

AKR Corporindo Tbk. PT	796,200	180,240

Bangchak Corp. PCL, NVDR	170,800	141,248

Banpu PCL, NVDR	30,000	11,851

Bashneft PJSC	1,305	27,143

Bashneft PJSC (Preference)	1,163	18,272

Bharat Petroleum Corp. Ltd.	30,726	174,967

Bukit Asam Tbk. PT	210,300	34,504

China Coal Energy Co. Ltd., Class A	23,500	25,419

China Coal Energy Co. Ltd., Class H(a)	83,000	44,990

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

China Merchants Energy Shipping Co. Ltd., Class A	14,100	$10,698

China Petroleum & Chemical Corp., Class A	113,300	74,932

China Petroleum & Chemical Corp., Class H	908,000	452,431

China Shenhua Energy Co. Ltd., Class A	30,300	89,943

China Shenhua Energy Co. Ltd., Class H	125,000	260,723

China Suntien Green Energy Corp. Ltd., Class H	50,000	19,248

Coal India Ltd.	80,801	145,136

Cosan SA	2,941	48,821

Dana Gas PJSC	16,893	3,803

Ecopetrol SA	208,767	123,329

Empresas COPEC SA	7,950	85,197

Esso Thailand PCL, NVDR*	562,600	154,484

Exxaro Resources Ltd.(a)	9,281	97,560

Formosa Petrochemical Corp.	29,000	107,454

Gazprom PJSC	433,540	1,328,750

Grupa Lotos SA	3,713	46,860

GS Holdings Corp.	1,538	59,523

Hellenic Petroleum SA	3,199	22,259

Hindustan Petroleum Corp. Ltd.	25,493	80,758

Indian Oil Corp. Ltd.	77,698	95,297

Inner Mongolia Yitai Coal Co. Ltd., Class B	530,000	350,330

LUKOIL PJSC	12,879	994,364

Mari Petroleum Co. Ltd.	1,984	19,726

Medco Energi Internasional Tbk. PT*	3,405,040	157,935

MOL Hungarian Oil & Gas plc*	19,663	136,048

Motor Oil Hellas Corinth Refineries SA	2,820	43,622

Novatek PJSC	34,927	631,769

Oil & Gas Development Co. Ltd.	38,500	22,959

Oil & Natural Gas Corp. Ltd.	121,688	177,671

Oil India Ltd.	180,717	297,891

Pakistan Oilfields Ltd.	70,437	162,393

Pakistan Petroleum Ltd.	29,830	15,779

Pakistan State Oil Co. Ltd.	149,778	207,161

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

PetroChina Co. Ltd., Class H	384,000	$139,918

Petroleo Brasileiro SA	63,600	270,800

Petroleo Brasileiro SA (Preference)	75,000	326,529

Petronas Dagangan Bhd.	6,600	32,481

Petronet LNG Ltd.	10,434	33,800

Polski Koncern Naftowy ORLEN SA	12,190	214,649

Polskie Gornictwo Naftowe i Gazownictwo SA	55,173	95,812

PTT Exploration & Production PCL	469	1,792

PTT Exploration & Production PCL, NVDR	50,531	193,117

PTT PCL, NVDR	307,400	394,894

Qatar Fuel QSC	9,120	45,587

Qatar Gas Transport Co. Ltd.	13,819	11,993

Reliance Industries Ltd.	54,325	1,462,772

Rosneft Oil Co. PJSC	77,910	545,387

Rosneft Oil Co. PJSC, GDR(b)	1,920	13,275

RussNeft PJSC*	50,324	112,209

Saudi Arabian Oil Co.(b)	33,257	313,938

Semirara Mining & Power Corp.	560,200	143,104

Shaanxi Coal Industry Co. Ltd., Class A	33,300	57,888

Sinopec Kantons Holdings Ltd.(a)	530,000	204,034

SK Discovery Co. Ltd.	901	46,899

SK Gas Ltd.	1,627	146,998

SK Innovation Co. Ltd.*	852	207,188

S-Oil Corp.*	796	62,329

Star Petroleum Refining PCL, NVDR*	20,000	6,038

Surgutneftegas PJSC	307,400	139,459

Surgutneftegas PJSC (Preference)	270,300	154,257

Tatneft PJSC	27,980	189,027

Tatneft PJSC, ADR	4,806	193,490

Tatneft PJSC (Preference)	7,005	43,620

Thai Oil PCL, NVDR	37,100	70,596

Transneft PJSC (Preference)	67	126,546

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Turkiye Petrol Rafinerileri A/S*	4,134	$43,748

Ultrapar Participacoes SA	15,900	61,868

United Tractors Tbk. PT	63,600	93,232

Yanzhou Coal Mining Co. Ltd., Class A	15,000	30,109

Yanzhou Coal Mining Co. Ltd., Class H	52,000	62,064
		13,511,850

Paper & Forest Products – 0.7%

Duratex SA	8,874	38,766

Empresas CMPC SA	25,917	71,668

Indah Kiat Pulp & Paper Tbk. PT	37,900	23,876

Lee & Man Paper Manufacturing Ltd.	47,000	40,968

Nine Dragons Paper Holdings Ltd.	53,000	72,879

Pabrik Kertas Tjiwi Kimia Tbk. PT	642,100	443,402

Sappi Ltd.*	286,094	963,343

Shandong Chenming Paper Holdings Ltd., Class B	254,400	188,011

Shandong Chenming Paper Holdings Ltd., Class H(a)	159,000	138,183

Shandong Sun Paper Industry JSC Ltd., Class A	9,400	23,269

Suzano SA*	10,600	134,169

YFY, Inc.	47,000	63,939
		2,202,473

Personal Products – 0.3%

Amorepacific Corp.	585	142,260

AMOREPACIFIC Group	611	40,373

Colgate-Palmolive India Ltd.	1,366	27,328

Cosmax, Inc.*	96	10,486

Dabur India Ltd.	11,713	85,081

Gillette India Ltd.	103	7,638

Godrej Consumer Products Ltd.	4,418	41,259

Hengan International Group Co. Ltd.(a)	13,000	84,275

Kolmar Korea Co. Ltd.	142	7,136

LG Household & Health Care Ltd.	159	219,986

LG Household & Health Care Ltd. (Preference)	43	27,678

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	173

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Personal Products – (continued)

Marico Ltd.	9,540	$52,992

Natura & Co. Holding SA*	16,458	147,857
		894,349

Pharmaceuticals – 1.5%

Ajanta Pharma Ltd.	384	9,539

Alkem Laboratories Ltd.	516	19,220

Apeloa Pharmaceutical Co. Ltd., Class A	4,700	22,587

Aspen Pharmacare Holdings Ltd.*	13,886	154,581

AstraZeneca Pharma India Ltd.	235	12,398

Aurobindo Pharma Ltd.	3,474	46,002

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	20,000	28,995

Binex Co. Ltd.*	564	14,679

Bukwang Pharmaceutical Co. Ltd.	625	12,165

Cadila Healthcare Ltd.*	4,844	37,351

CanSino Biologics, Inc., Class H* (a) (b)	800	40,068

Celltrion Pharm, Inc.*	431	51,533

Center Laboratories, Inc.	8,264	19,792

Changchun High & New Technology Industry Group, Inc., Class A	600	46,135

China Grand Pharmaceutical and Healthcare Holdings Ltd.(a)	24,000	20,147

China Medical System Holdings Ltd.	44,000	101,972

China Resources Pharmaceutical Group Ltd.(b)	81,500	55,090

China Traditional Chinese Medicine Holdings Co. Ltd.	1,286,000	735,155

Chong Kun Dang Pharmaceutical Corp.	98	12,246

Chongkundang Holdings Corp.	1,484	144,084

Cipla Ltd.*	8,726	107,242

CSPC Pharmaceutical Group Ltd.	154,080	190,843

Daewoong Co. Ltd.	339	11,063

Investments	Shares	Value

Pharmaceuticals – (continued)

Daewoong Pharmaceutical Co. Ltd.	49	$5,881

Dong-A Socio Holdings Co. Ltd.	104	11,547

Dong-A ST Co. Ltd.	94	7,082

Dr Reddy’s Laboratories Ltd.	2,120	147,771

Enzychem Lifesciences Corp.*	212	23,671

Genomma Lab Internacional SAB de CV, Class B*	12,000	12,039

GlaxoSmithKline Pharmaceuticals Ltd.	1,140	22,453

Glenmark Pharmaceuticals Ltd.	990	7,709

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	32,368

Hanall Biopharma Co. Ltd.*	919	19,002

Hanmi Pharm Co. Ltd.	98	29,778

Hanmi Science Co. Ltd.	646	40,188

Hansoh Pharmaceutical Group Co. Ltd.* (b)	16,000	69,114

Hua Han Health Industry Holdings Ltd.* ‡ (c)	3,780,000	—

Hubei Jumpcan Pharmaceutical Co. Ltd., Class A*	4,700	14,002

Hypera SA*	8,900	56,859

Ilyang Pharmaceutical Co. Ltd.	231	7,943

Ipca Laboratories Ltd.	752	21,374

Jiangsu Hengrui Medicine Co. Ltd., Class A	7,000	90,968

Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	4,700	11,519

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,700	10,676

Jubilant Pharmova Ltd.*	643	6,932

JW Pharmaceutical Corp.	236	6,185

Kalbe Farma Tbk. PT	491,100	48,957

Komipharm International Co. Ltd.*	1,425	13,259

Laurus Labs Ltd.(b)	5,029	30,739

Livzon Pharmaceutical Group, Inc., Class H	3,930	18,368

Lupin Ltd.	4,452	64,280

Luye Pharma Group Ltd.(b)	901,000	547,548

Mega Lifesciences PCL, NVDR	5,500	6,138

Mezzion Pharma Co. Ltd.*	212	28,779

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Oneness Biotech Co. Ltd.*	3,000	$25,346

Oscotec, Inc.*	291	9,640

Pfizer Ltd.	341	24,277

Pharmally International Holding Co. Ltd.* ‡ (c)	2,564	3,897

Richter Gedeon Nyrt.	2,597	74,392

Sam Chun Dang Pharm Co. Ltd.*	307	14,296

Sanofi India Ltd.	163	16,617

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	4,700	16,588

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,700	43,750

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	8,000	50,831

Shin Poong Pharmaceutical Co. Ltd.	432	27,108

Sihuan Pharmaceutical Holdings Group Ltd.(a)	1,848,000	737,596

Sino Biopharmaceutical Ltd.	187,999	202,598

SK Biopharmaceuticals Co. Ltd.*	288	28,221

Sun Pharmaceutical Industries Ltd.	17,702	156,402

Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class S	15,000	14,175

Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	4,700	9,623

Torrent Pharmaceuticals Ltd.	717	24,289

Yifan Pharmaceutical Co. Ltd., Class A	4,700	12,993

Yuhan Corp.	1,053	60,869

Yungjin Pharmaceutical Co. Ltd.*	1,602	9,332

Yunnan Baiyao Group Co. Ltd., Class A	1,100	18,281

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	700	36,702

Investments	Shares	Value

Pharmaceuticals – (continued)

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	4,700	$15,774

Zhejiang NHU Co. Ltd., Class A	4,700	28,404
		4,968,017

Professional Services – 0.0%(d)

51job, Inc., ADR*	710	43,700

Benefit Systems SA*	33	7,734

L&T Technology Services Ltd.(b)	103	3,795
		55,229

Real Estate Management & Development – 4.4%

Agile Group Holdings Ltd.	46,000	72,137

Aldar Properties PJSC	60,325	57,646

Arabian Centres Co. Ltd.	1,662	11,000

Ayala Land, Inc.	90,100	60,254

Barwa Real Estate Co.	84,270	74,919

Beijing North Star Co. Ltd., Class H	318,000	58,549

BR Malls Participacoes SA*	15,600	27,374

Bumi Serpong Damai Tbk. PT*	168,600	13,714

C&D International Investment Group Ltd.(a)	131,000	261,432

Cathay Real Estate Development Co. Ltd.	33,100	25,418

Cencosud Shopping SA	11,704	19,009

Central China Real Estate Ltd.(a)	371,000	204,921

Central Pattana PCL, NVDR	42,400	71,149

China Aoyuan Group Ltd.	53,000	55,137

China Dili Group*	100,000	27,810

China Evergrande Group(a)	66,000	111,829

China Fortune Land Development Co. Ltd., Class A	6,110	5,259

China Jinmao Holdings Group Ltd.	212,000	80,522

China Logistics Property Holdings Co. Ltd.* (b)	59,000	33,576

China Merchants Property Operation & Service Co. Ltd., Class A	4,700	15,324

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	18,800	33,757

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	175

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

China Overseas Grand Oceans Group Ltd.	925,000	$590,716

China Overseas Land & Investment Ltd.	136,500	345,518

China Overseas Property Holdings Ltd.(a)	50,000	50,728

China Resources Land Ltd.	106,000	497,460

China SCE Group Holdings Ltd.(a)	824,000	386,175

China Vanke Co. Ltd., Class A	31,800	138,423

China Vanke Co. Ltd., Class H	72,000	252,149

Chong Hong Construction Co. Ltd.	2,000	5,943

CIFI Holdings Group Co. Ltd.	129,144	115,562

Ciputra Development Tbk. PT	179,449	14,162

Corp. Inmobiliaria Vesta SAB de CV	2,000	3,914

Country Garden Holdings Co. Ltd.(a)	265,832	316,595

DAMAC Properties Dubai Co. PJSC*	26,553	8,675

Dar Al Arkan Real Estate Development Co.*	8,271	22,849

Dexin China Holdings Co. Ltd.* (a) (b)	424,000	165,957

DLF Ltd.	14,668	48,971

E-House China Enterprise Holdings Ltd.(a) (b)	381,600	412,217

Emaar Development PJSC*	39,052	29,237

Emaar Economic City*	7,389	21,122

Emaar Malls PJSC*	46,896	23,492

Emaar Properties PJSC	147,075	149,351

Fantasia Holdings Group Co. Ltd.*	715,500	92,122

Ganglong China Property Group Ltd.* (a) (b)	212,000	120,919

Gemdale Corp., Class A	14,100	25,622

Gemdale Properties & Investment Corp. Ltd.	186,000	26,103

Globe Trade Centre SA*	103	190

Godrej Properties Ltd.*	1,507	27,839

Greenland Holdings Corp. Ltd., Class A	28,200	24,707

Investments	Shares	Value

Real Estate Management & Development – (continued)

Greenland Hong Kong Holdings Ltd.	424,000	$147,942

Greentown China Holdings Ltd.(a)	26,500	31,936

Guangzhou R&F Properties Co. Ltd., Class H(a)	826,800	1,058,137

Hanson International Tbk. PT* ‡ (c)	2,409,275	4,170

Highwealth Construction Corp.	32,500	52,648

Hopson Development Holdings Ltd.(a)	22,000	86,534

IOI Properties Group Bhd.	52,800	17,658

Jiangsu Zhongnan Construction Group Co. Ltd., Class A	14,100	15,426

Jiayuan International Group Ltd.	659,243	303,867

Jinke Properties Group Co. Ltd., Class A	14,100	14,380

Joy City Property Ltd.	1,758,000	108,646

Kaisa Group Holdings Ltd.(a)	119,714	52,097

KE Holdings, Inc., ADR* (a)	2,544	132,415

Kindom Development Co. Ltd.	174,000	271,593

Korea Real Estate Investment & Trust Co. Ltd.	73,955	153,914

KWG Group Holdings Ltd.	53,000	85,162

LAMDA Development SA*	1,368	12,252

Logan Group Co. Ltd.	29,000	46,150

Longfor Group Holdings Ltd.(b)	58,000	361,807

LSR Group PJSC	24,973	267,771

Mah Sing Group Bhd.	805,600	202,560

MBK PCL, NVDR*	337,600	149,623

Megaworld Corp.	444,200	29,060

Midea Real Estate Holding Ltd.(a) (b)	9,400	21,446

Multiplan Empreendimentos Imobiliarios SA*	500	2,122

NEPI Rockcastle plc	15,641	105,333

Oberoi Realty Ltd.*	4,021	29,707

Pakuwon Jati Tbk. PT*	534,400	19,608

Parque Arauco SA	15,651	24,173

Phoenix Mills Ltd. (The)*	1,316	12,737

Poly Developments and Holdings Group Co. Ltd., Class A	37,100	80,260

Poly Property Group Co. Ltd.(a)	1,007,000	287,831

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Powerlong Real Estate Holdings Ltd.	41,000	$43,181

Prestige Estates Projects Ltd.*	652	2,393

Prince Housing & Development Corp.	50,000	22,554

Pruksa Holding PCL, NVDR	315,100	129,531

Quality Houses PCL, NVDR	2,293,800	175,327

Radiance Holdings Group Co. Ltd.* (b)	318,000	192,433

Red Star Macalline Group Corp. Ltd., Class H(b)	53,000	30,025

Redco Properties Group Ltd.(a) (b)	52,000	18,813

Redsun Properties Group Ltd.(a)	460,000	153,988

RiseSun Real Estate Development Co. Ltd., Class A	9,400	8,948

Road King Infrastructure Ltd.	130,000	173,069

Robinsons Land Corp.	56,106	19,086

Ronshine China Holdings Ltd.* (a) (b)	333,000	232,809

Ruentex Development Co. Ltd.	53,000	100,752

Salhia Real Estate Co. KSCP	207,442	352,507

Seazen Group Ltd.*	80,000	85,492

Seazen Holdings Co. Ltd., Class A	4,700	32,711

Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	132,500	121,900

Shanghai Lingang Holdings Corp. Ltd., Class A	4,700	14,946

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	17,540	15,839

Shanghai Shimao Co. Ltd., Class A	18,800	12,172

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,700	13,196

Shenzhen Investment Ltd.	99,930	36,669

Shimao Group Holdings Ltd.	53,000	153,537

Investments	Shares	Value

Real Estate Management & Development – (continued)

Shimao Services Holdings Ltd.* (b)	11,000	$28,609

Shui On Land Ltd.	1,802,000	296,975

Sime Darby Property Bhd.	1,116,300	181,217

Sinic Holdings Group Co. Ltd., Class H(a) (b)	318,000	163,773

Sino-Ocean Group Holding Ltd.	1,563,500	348,256

SK D&D Co. Ltd.	27	892

Skyfame Realty Holdings Ltd.	1,590,000	200,622

SM Prime Holdings, Inc.	164,300	117,552

SOHO China Ltd.*	48,500	14,675

SP Setia Bhd. Group*	552,694	138,970

Sunac China Holdings Ltd.	88,000	342,739

Sunway Bhd.	50,749	20,070

Supalai PCL, NVDR	29,000	19,093

Talaat Moustafa Group	489,799	176,715

Times China Holdings Ltd.(a)	29,000	41,371

United Development Co. QSC	895,117	390,646

UOA Development Bhd.	18,800	8,444

Vista Land & Lifescapes, Inc.	1,509,200	110,330

WHA Corp. PCL, NVDR	113,390	12,309

Wharf Holdings Ltd. (The)	53,000	161,043

Yango Group Co. Ltd., Class A	14,100	12,484

Yuexiu Property Co. Ltd.	318,000	73,698

Yuzhou Group Holdings Co. Ltd.	954,000	265,312

Zhenro Properties Group Ltd.(a) (b)	87,000	58,696

Zhongliang Holdings Group Co. Ltd.(b)	38,000	25,441

Zhongtian Financial Group Co. Ltd., Class A*	28,200	12,070

Zhuguang Holdings Group Co. Ltd.* (a)	134,000	38,474
		14,828,773

Road & Rail – 0.1%

BTS Group Holdings PCL, NVDR	103,040	29,617

Cia de Locacao das Americas*	4,500	21,873

CJ Logistics Corp.*	150	23,127

Container Corp. of India Ltd.	4,571	36,403

Daqin Railway Co. Ltd., Class A	53,000	56,345

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	177

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Road & Rail – (continued)

Dazhong Transportation Group Co. Ltd., Class B	323,500	$91,874

Localiza Rent a Car SA*	9,850	116,742

Rumo SA*	21,200	78,153
		454,134

Semiconductors & Semiconductor Equipment – 5.4%

ADATA Technology Co. Ltd.	108,000	467,834

Alchip Technologies Ltd.	1,000	17,793

Ardentec Corp.	212,000	358,229

ASE Technology Holding Co. Ltd.	126,000	532,274

Chipbond Technology Corp.	15,000	41,564

ChipMOS Technologies, Inc.	265,000	452,529

Daqo New Energy Corp., ADR* (a)	934	75,178

DB HiTek Co. Ltd.	1,773	88,144

Elan Microelectronics Corp.	4,000	30,716

eMemory Technology, Inc.*	1,000	36,874

ENNOSTAR, Inc.*	7,000	20,248

Eo Technics Co. Ltd.	134	14,155

Everlight Electronics Co. Ltd.	212,000	351,778

Flat Glass Group Co. Ltd., Class A	5,000	21,973

Flat Glass Group Co. Ltd., Class H(a)	7,000	21,630

GCL System Integration Technology Co. Ltd., Class A*	53,000	25,470

GemVax & Kael Co. Ltd.*	920	16,872

Gigadevice Semiconductor Beijing, Inc., Class A	1,600	47,774

Globalwafers Co. Ltd.	3,000	92,793

Globetronics Technology Bhd.	42,400	23,185

Hangzhou Silan Microelectronics Co. Ltd., Class A	5,000	27,822

Hua Hong Semiconductor Ltd.* (b)	6,000	37,506

JA Solar Technology Co. Ltd., Class A*	5,000	20,127

King Yuan Electronics Co. Ltd.*	35,000	62,023

Koh Young Technology, Inc.	1,007	25,167

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

LEENO Industrial, Inc.	180	$26,377

LONGi Green Energy Technology Co. Ltd., Class A	5,300	81,406

Macronix International Co. Ltd.	37,000	60,733

MediaTek, Inc.*	26,000	1,102,996

Mi Technovation Bhd.	26,500	24,841

MiCo Ltd.*	1,855	24,431

MLS Co. Ltd., Class A	1,100	2,225

Nanya Technology Corp.	21,000	68,865

Novatek Microelectronics Corp.	10,000	223,392

Parade Technologies Ltd.	1,400	69,416

Phison Electronics Corp.	3,000	64,870

Pixart Imaging, Inc.	1,000	7,035

Powertech Technology, Inc.	21,000	83,826

Radiant Opto-Electronics Corp.	14,330	65,922

Realtek Semiconductor Corp.*	7,070	134,652

RFHIC Corp.	742	27,116

S&S Tech Corp.	423	12,169

Sanan Optoelectronics Co. Ltd., Class A	9,400	36,458

Seoul Semiconductor Co. Ltd.	1,370	23,155

SFA Semicon Co. Ltd.*	3,233	23,048

Shenzhen Goodix Technology Co. Ltd., Class A	1,800	31,653

Silergy Corp.	1,000	104,715

Silicon Works Co. Ltd.	5,658	486,272

SIMMTECH Co. Ltd.	9,646	197,715

Sino-American Silicon Products, Inc.	17,000	118,981

Sitronix Technology Corp.	54,000	607,991

SK Hynix, Inc.	19,504	2,244,358

Taiwan Semiconductor Manufacturing Co. Ltd.	320,000	6,873,590

Taiwan Surface Mounting Technology Corp.	124,000	514,947

Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	4,700	20,067

Tianshui Huatian Technology Co. Ltd., Class A	21,200	41,932

Tokai Carbon Korea Co. Ltd.	86	15,146

TongFu Microelectronics Co. Ltd., Class A	4,700	15,520

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

Topco Scientific Co. Ltd.	78,000	$381,162

United Microelectronics Corp.	424,000	860,659

United Renewable Energy Co. Ltd.*	94,003	47,956

Vanguard International Semiconductor Corp.	13,000	55,615

ViTrox Corp. Bhd.	4,800	18,818

Will Semiconductor Co. Ltd. Shanghai, Class A	600	28,047

Win Semiconductors Corp.	6,961	91,333

Winbond Electronics Corp.	57,000	72,849

WONIK IPS Co. Ltd.	824	37,631

Wuxi Taiji Industry Co. Ltd., Class A	21,200	25,454

XinTec, Inc.*	3,000	16,754

Xinyi Solar Holdings Ltd.(a)	66,457	111,234
		18,092,990

Software – 0.3%

360 Security Technology, Inc., Class A	9,400	18,316

Agora, Inc., ADR* (a)	376	18,277

Ahnlab, Inc.	190	11,256

AsiaInfo Technologies Ltd.(b)	21,200	34,119

Asseco Poland SA	2,144	39,863

China Youzan Ltd.*	300,000	96,950

Douzone Bizon Co. Ltd.	214	16,218

Iflytek Co. Ltd., Class A	4,700	37,018

Kingdee International Software Group Co. Ltd.*	37,000	122,431

Kingsoft Corp. Ltd.	16,000	113,302

Linx SA	1,900	13,256

LiveChat Software SA	795	26,227

Ming Yuan Cloud Group Holdings Ltd.* (a)	11,000	51,128

Oracle Financial Services Software Ltd.	632	29,680

Shanghai Baosight Software Co. Ltd., Class A	4,000	39,187

Shanghai Baosight Software Co. Ltd., Class B	11,100	41,836

TOTVS SA	10,700	61,337

Investments	Shares	Value

Software – (continued)

Weimob, Inc.* (a) (b)	25,000	$55,235

Yonyou Network Technology Co. Ltd., Class A	4,700	24,112
		849,748

Specialty Retail – 1.0%

Abu Dhabi National Oil Co. for Distribution PJSC	52,364	64,579

Ace Hardware Indonesia Tbk. PT	206,000	21,106

China Meidong Auto Holdings Ltd.	8,000	40,016

China Tourism Group Duty Free Corp. Ltd., Class A	2,500	120,525

China Yongda Automobiles Services Holdings Ltd.	59,500	107,863

Detsky Mir PJSC(b)	390,080	783,005

Foschini Group Ltd. (The)*	11,040	87,620

GOME Retail Holdings Ltd.* (a)	279,447	46,054

Home Product Center PCL, NVDR	63,300	28,664

Hotai Motor Co. Ltd.	6,000	129,739

Hotel Shilla Co. Ltd.	396	30,794

Italtile Ltd.	10,931	12,854

Jarir Marketing Co.	839	44,522

JUMBO SA	2,397	44,870

LOTTE Himart Co. Ltd.	4,440	154,672

M.Video PJSC	23,055	209,127

Mr Price Group Ltd.	5,618	70,425

Pet Center Comercio e Participacoes SA*	6,307	28,098

Petrobras Distribuidora SA	9,400	39,002

Pou Sheng International Holdings Ltd.*	1,169,000	284,467

PTG Energy PCL, NVDR	26,300	16,977

Shanghai Yuyuan Tourist Mart Group Co. Ltd.	18,800	34,250

Shinsegae International, Inc.	81	14,928

Siam Global House PCL, NVDR	16,622	11,958

Suning.com Co. Ltd., Class A	23,500	24,184

Topsports International Holdings Ltd.(b)	13,000	17,575

Truworths International Ltd.	230,603	765,047

Via Varejo S/A*	23,200	50,589

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	179

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Zhongsheng Group Holdings Ltd.	9,000	$68,194
		3,351,704

Technology Hardware, Storage & Peripherals – 5.9%

Acer, Inc.	47,858	58,767

Advantech Co. Ltd.	7,941	101,206

Asustek Computer, Inc.	24,000	323,059

Catcher Technology Co. Ltd.	24,000	169,692

Chicony Electronics Co. Ltd.	15,992	48,377

Compal Electronics, Inc.	159,000	142,305

Getac Technology Corp.	172,000	354,061

Gigabyte Technology Co. Ltd.*	20,000	88,068

HTC Corp.*	18,000	26,807

Innodisk Corp.	4,733	30,415

Inventec Corp.	140,000	136,076

Legend Holdings Corp., Class H(b)	301,300	494,224

Lenovo Group Ltd.(a)	212,000	291,516

Lite-On Technology Corp.	81,000	185,297

Micro-Star International Co. Ltd.	31,000	204,758

Mitac Holdings Corp.	46,600	51,049

Ninestar Corp., Class A	4,700	18,432

Pegatron Corp.	79,000	208,155

Primax Electronics Ltd.	212,000	462,206

Qisda Corp.	60,000	78,187

Quanta Computer, Inc.	106,000	373,408

Samsung Electronics Co. Ltd.	186,613	13,672,818

Samsung Electronics Co. Ltd. (Preference)	29,786	1,962,794

Shenzhen Kaifa Technology Co. Ltd., Class A	4,700	12,543

Wistron Corp.	106,000	124,090

Wiwynn Corp.	2,000	65,442
		19,683,752

Textiles, Apparel & Luxury Goods – 1.1%

Aditya Birla Fashion and Retail Ltd.*	6,536	15,442

ANTA Sports Products Ltd.	15,000	269,414

Bata India Ltd.	122	2,256

Bosideng International Holdings Ltd.(a)	96,000	48,823

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – (continued)

CCC SA*	20,120	$545,075

Eclat Textile Co. Ltd.	2,698	51,771

F&F Co. Ltd.(c)	206	33,335

Feng TAY Enterprise Co. Ltd.	10,600	78,742

FF Group* ‡ (c)	3,536	–

Fila Holdings Corp.	1,167	47,840

Fuguiniao Group Ltd.* ‡ (c)	334,800	–

Grendene SA	8,264	12,445

Guararapes Confeccoes SA*	2,400	7,423

Handsome Co. Ltd.	6,840	267,180

Hansae Co. Ltd.	10,503	230,389

Hwaseung Enterprise Co. Ltd.	331	5,490

Hyosung TNC Corp.	1,272	826,769

Lao Feng Xiang Co. Ltd., Class B	2,500	7,538

Li Ning Co. Ltd.	32,500	265,294

LPP SA*	24	62,074

Makalot Industrial Co. Ltd.	4,334	38,014

Nan Liu Enterprise Co. Ltd.	4,000	24,344

Page Industries Ltd.	130	52,055

Pou Chen Corp.	106,000	135,095

Rajesh Exports Ltd.	3,055	21,508

Ruentex Industries Ltd.	15,800	48,192

Shenzhou International Group Holdings Ltd.	13,100	288,081

Tainan Spinning Co. Ltd.	48,555	49,106

Titan Co. Ltd.	6,466	130,210

Youngone Corp.	890	35,125

Youngone Holdings Co. Ltd.	2,610	111,805
		3,710,835

Thrifts & Mortgage Finance – 0.6%

Aavas Financiers Ltd.*	611	18,763

Housing Development Finance Corp. Ltd.	29,839	974,901

LIC Housing Finance Ltd.	158,682	869,112
		1,862,776

Tobacco – 0.2%

British American Tobacco Malaysia Bhd.	5,900	20,653

Eastern Co. SAE	29,100	21,667

Gudang Garam Tbk. PT*	14,900	37,237

ITC Ltd.	48,018	131,337

KT&G Corp.	4,868	360,609

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Tobacco – (continued)

Smoore International Holdings Ltd.* (b)	28,000	$198,459
		769,962

Trading Companies & Distributors – 0.4%

Adani Enterprises Ltd.*	4,998	78,183

ALAFCO Aviation Lease & Finance Co. KSCP*	172,780	123,291

Barloworld Ltd.*	101,518	669,322

BOC Aviation Ltd.(a) (b)	9,400	84,840

Bohai Leasing Co. Ltd., Class A*	32,900	10,523

COSCO SHIPPING Development Co. Ltd., Class A	37,600	16,559

IndiaMart InterMesh Ltd.* (b)	192	20,603

LG International Corp.	14,840	410,907

Posco International Corp.	2,165	40,873

SK Networks Co. Ltd.	2,415	11,507

Xiamen C & D, Inc., Class A	9,400	11,780

Zall Smart Commerce Group Ltd.*	20,000	1,468
		1,479,856

Transportation Infrastructure – 1.1%

Adani Ports & Special Economic Zone Ltd.*	12,564	123,829

Airports of Thailand PCL	54,000	107,523

Airports of Thailand PCL, NVDR	25,500	50,775

Anhui Expressway Co. Ltd., Class H	144,000	101,045

Bangkok Expressway & Metro PCL, NVDR*	136,300	35,019

CCR SA	14,100	31,292

China Merchants Port Holdings Co. Ltd.	55,407	88,887

COSCO SHIPPING Ports Ltd.	856,749	720,314

EcoRodovias Infraestrutura e Logistica SA*	4,700	10,422

Evergreen International Storage & Transport Corp.	50,000	43,765

GMR Infrastructure Ltd.*	48,418	15,001

Investments	Shares	Value

Transportation Infrastructure – (continued)

Grupo Aeroportuario del Centro Norte SAB de CV*	4,105	$25,630

Grupo Aeroportuario del Pacifico SAB de CV, Class B*	5,300	54,706

Grupo Aeroportuario del Sureste SAB de CV, Class B*	3,670	62,325

Guangzhou Baiyun International Airport Co. Ltd., Class A	4,700	8,831

International Container Terminal Services, Inc.	20,810	56,142

Jasa Marga Persero Tbk. PT	39,723	11,412

Jiangsu Expressway Co. Ltd., Class H	20,000	23,587

Lingkaran Trans Kota Holdings Bhd.	127,200	116,754

Malaysia Airports Holdings Bhd.	27,900	40,797

MMC Corp. Bhd.	461,100	124,944

Ningbo Zhoushan Port Co. Ltd., Class A	23,500	14,380

Novorossiysk Commercial Sea Port PJSC	1,470,796	144,873

Promotora y Operadora de Infraestructura SAB de CV	2,160	16,760

Qingdao Port International Co. Ltd., Class H(b)	47,000	28,926

Shanghai International Airport Co. Ltd., Class A	5,300	40,244

Shanghai International Port Group Co. Ltd., Class A	61,100	43,714

Shenzhen Airport Co. Ltd., Class A	9,400	12,390

Shenzhen Expressway Co. Ltd., Class A	9,400	14,453

Shenzhen Expressway Co. Ltd., Class H	22,000	22,830

Shenzhen International Holdings Ltd.	30,745	51,223

Shenzhen Investment Holdings Bay Area Development Co. Ltd.	265,000	105,429

Sichuan Expressway Co. Ltd., Class H(a)	318,000	75,336

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	181

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – (continued)

Taiwan High Speed Rail Corp.	54,000	$60,799

TAV Havalimanlari Holding A/S*	90,259	234,247

Westports Holdings Bhd.	17,500	18,370

Yuexiu Transport Infrastructure Ltd.	530,000	326,181

Zhejiang Expressway Co. Ltd., Class H	742,000	645,811
		3,708,966

Water Utilities – 0.5%

Aguas Andinas SA, Class A	36,828	10,416

Beijing Enterprises Water Group Ltd.*	234,000	89,480

China Water Affairs Group Ltd.(a)	424,000	343,923

Chongqing Water Group Co. Ltd., Class A	18,800	15,455

Cia de Saneamento Basico do Estado de Sao Paulo*	4,700	37,061

Cia de Saneamento de Minas Gerais-COPASA	95,400	295,595

Cia de Saneamento do Parana*	127,200	494,709

Grandblue Environment Co. Ltd., Class A	4,700	17,256

Guangdong Investment Ltd.	36,000	55,436

Inversiones Aguas Metropolitanas SA	256,562	196,495

Luenmei Quantum Co. Ltd., Class A	9,400	13,203
		1,569,029

Wireless Telecommunication Services – 1.0%

Advanced Info Service PCL, NVDR	19,800	108,737

America Movil SAB de CV, Series L(a)	853,300	598,488

Axiata Group Bhd.	83,304	78,700

Bharti Airtel Ltd.	44,247	320,626

DiGi.Com Bhd.	68,900	70,474

Empresa Nacional de Telecomunicaciones SA	1,467	8,198

Investments	Shares	Value

Wireless Telecommunication Services – (continued)

Etihad Etisalat Co.*	5,160	$42,586

Far EasTone Telecommunications Co. Ltd.*	30,000	69,917

Globe Telecom, Inc.	580	22,080

Indosat Tbk. PT*	588,300	267,779

Intouch Holdings PCL, NVDR	24,000	49,137

Maxis Bhd.	32,900	36,945

Mobile Telecommunications Co. KSCP	91,001	182,123

Mobile Telecommunications Co. Saudi Arabia*	15,090	60,922

Mobile TeleSystems PJSC	30,216	128,891

MTN Group Ltd.*	61,109	385,925

PLDT, Inc.	3,320	87,982

Sistema PJSFC	122,643	55,329

SK Telecom Co. Ltd.	1,511	412,270

Taiwan Mobile Co. Ltd.	30,000	107,400

TIM SA*	14,100	31,681

Total Access Communication PCL, NVDR	15,200	15,987

Turkcell Iletisim Hizmetleri A/S	41,075	73,511

Vodacom Group Ltd.	25,705	222,774

Vodafone Idea Ltd.*	97,468	10,987
		3,449,449
Total Common Stocks (Cost $243,433,707)		332,645,283
	Principal Amount

CORPORATE BONDS – 0.0%(d)

Food Products – 0.0%(d)

Britannia Industries Ltd. 8.00%, 8/28/2022	INR 2,231	31

Independent Power and Renewable Electricity Producers – 0.0%(d)

NTPC Ltd. Series 54, 8.49%, 3/25/2025	INR 49,126	11,838
Total Corporate Bonds (Cost $31)		11,869

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Number of Rights	Value

RIGHTS – 0.0%(d)

Electronic Equipment, Instruments & Components –0.0%(d)

Supreme Electronics Co. Ltd., expiring 5/7/2021, price 32.00 TWD* (c)	17,331	$6,205

Entertainment – 0.0%(d)

HYBE Co. Ltd., expiring 6/2/2021, price 200,000.00 KRW* (c)	14	541

Technology Hardware, Storage & Peripherals – 0.0%

Legend Holdings Corp., expiring 6/30/2021* ‡ (c)	4,192	—
Total Rights (Cost $—)		6,746
	Number of Warrants

WARRANTS – 0.0%(d)

Commercial Services & Supplies – 0.0%

Frontken Corp. Bhd., expiring 12/31/2025* ‡ (c)	9,600	—

Real Estate Management & Development – 0.0%(d)

MBK PCL, expiring 12/31/2024, price 3.00 THB* (c)	12,244	4,247
Total Warrants (Cost $—)		4,247

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – 0.7%

REPURCHASE AGREEMENTS – 0.7%
Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $500,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/15/2023 – 2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $508,744	$500,000	$500,000
Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $1,062,892, collateralized by various U.S. Treasury Securities, ranging from 0.88% – 5.00%, maturing 1/15/2028 –2/15/2047; total market value $1,072,480	1,062,892	1,062,892
Deutsche Bank AG, London Branch, 0.15%, dated 4/30/2021, due 5/3/2021, repurchase price $700,000, collateralized by various U.S. Treasury Securities, 0.13%, maturing 7/15/2030; Foreign Government Fixed Income Securities, ranging from 0.25% –3.13%, maturing 7/23/2021 –2/14/2031; total market value $710,799	700,000	700,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	183

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(e) – (continued)

REPURCHASE AGREEMENTS – (continued)

NBC Global Finance Ltd., 0.19%, dated 4/30/2021, due 5/3/2021, repurchase price $200,000, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 1/31/2023 –8/15/2050; Common Stocks; total market value $219,653	$200,000	$200,000
		2,462,892
Total Securities Lending Reinvestments (Cost $2,462,892)		2,462,892
Total Investments – 99.7% (Cost $245,896,630)		335,131,037

Other assets less liabilities – 0.3%		879,786
NET ASSETS – 100.0%		$336,010,823

*	Non-income producing security.

^	Security subject to restrictions on resale.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $13,947,664, collateralized in the form of cash with a value of $2,462,892 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $5,240,416 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from May 11, 2021 – February 15, 2051 and $7,280,797 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from July 7, 2021 – September 20, 2117; a total value of $14,984,105.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021 amounted to $954,017, which represents approximately 0.28% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $2,462,892.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OJSC – Open Joint Stock Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,216,101
Aggregate gross unrealized depreciation	(14,681,104)
Net unrealized appreciation	$86,534,997
Federal income tax cost	$248,603,375

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	52	06/18/2021	USD	$3,475,160	$22,001

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
HKD	2,280,000	BNP Paribas SA	USD	293,245	06/16/2021	$346
TWD*	10,800,000	Goldman Sachs & Co.	USD	381,558	06/16/2021	5,106
USD	353,818	Toronto-Dominion Bank (The)	HKD	2,746,137	06/16/2021	204
USD	240,540	Citibank NA	INR*	17,798,500	06/16/2021	1,928
USD	81,955	Goldman Sachs & Co.	RUB*	6,123,045	06/16/2021	880
Total unrealized appreciation						$8,464
USD	57,712	Citibank NA	BRL*	339,553	06/16/2021	$(4,647)
USD	757,184	Citibank NA	KRW*	860,956,590	06/16/2021	(16,828)
USD	416,943	Citibank NA	TWD*	11,676,120	06/16/2021	(1,088)
USD	11,077	BNP Paribas SA	ZAR	170,000	06/17/2021	(567)
Total unrealized depreciation						$(23,130)
Net unrealized depreciation						$(14,666)

* Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

BRL – Brazilian Real

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

RUB – Russian Ruble

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	185

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2021:

Brazil	4.5%
Chile	0.8
China	28.9
Colombia	0.5
Czech Republic	0.3
Egypt	0.3
Greece	0.8
Hungary	0.3
India	8.5
Indonesia	1.5
Kuwait	0.7
Malaysia	2.1
Mexico	2.0
Pakistan	0.5
Peru	0.3
Philippines	0.9
Poland	1.5
Qatar	0.8
Russia	3.7
Saudi Arabia	1.5
South Africa	4.7
South Korea	16.2
Taiwan	14.1
Thailand	2.0
Turkey	1.0
United Arab Emirates	0.6
Other[1]	1.0
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

April 30, 2021 (Unaudited)

Investments	Shares		Value

COMMON STOCKS – 99.2%

Aerospace & Defense – 0.3%

Lockheed Martin Corp.	664		$252,692

Air Freight & Logistics – 1.3%

Expeditors International of Washington, Inc.	4,814		528,866

United Parcel Service, Inc., Class B	3,569		727,576
			1,256,442

Automobiles – 1.2%

Tesla, Inc.*	1,591		1,128,719

Banks – 5.1%

Bank of America Corp.	14,940		605,518

Citigroup, Inc.	22,327		1,590,576

Citizens Financial Group, Inc.	11,786		545,456

M&T Bank Corp.	2,158		340,295

Wells Fargo & Co.	39,674		1,787,314
			4,869,159

Beverages – 0.6%

Monster Beverage Corp.*	5,644		547,750

Biotechnology – 2.6%

AbbVie, Inc.	–	(a)	45

Alexion Pharmaceuticals, Inc.*	830		140,004

Amgen, Inc.	5,312		1,272,968

Gilead Sciences, Inc.	5,312		337,153

Moderna, Inc.*	996		178,105

Novavax, Inc.* (b)	83		19,665

Regeneron Pharmaceuticals, Inc.*	205		98,666

Seagen, Inc.*	1,494		214,777

Vertex Pharmaceuticals, Inc.*	1,079		235,438
			2,496,821

Building Products – 1.3%

Lennox International, Inc.	880		295,099

Masco Corp.	7,138		455,975

Trane Technologies plc	2,490		432,837
			1,183,911

Capital Markets – 1.8%

Ameriprise Financial, Inc.	249		64,341

Investments	Shares	Value

Capital Markets – (continued)

Bank of New York Mellon Corp. (The)	9,628	$480,245

Morgan Stanley	14,442	1,192,187
		1,736,773

Chemicals – 1.5%

Dow, Inc.	9,296	581,000

Sherwin-Williams Co. (The)	3,012	824,897
		1,405,897

Commercial Services & Supplies – 0.2%

Cintas Corp.	415	143,233

Communications Equipment – 1.6%

Cisco Systems, Inc.	29,133	1,483,161

Consumer Finance – 2.1%

American Express Co.	1,992	305,473

Capital One Financial Corp.	3,403	507,319

Discover Financial Services	5,312	605,568

Synchrony Financial	13,197	577,237
		1,995,597

Distributors – 0.6%

Pool Corp.	1,328	561,107

Diversified Financial Services – 1.6%

Berkshire Hathaway, Inc., Class B*	5,644	1,551,818

Diversified Telecommunication Services – 1.0%

AT&T, Inc.	14,940	469,265

Liberty Global plc, Class C*	913	24,706

Verizon Communications, Inc.	7,885	455,674
		949,645

Electric Utilities – 2.1%

Duke Energy Corp.	1,577	158,788

Exelon Corp.	12,865	578,153

Pinnacle West Capital Corp.	3,984	337,246

Southern Co. (The)	13,197	873,245
		1,947,432

Electrical Equipment – 1.1%

Eaton Corp. plc	2,407	344,032

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	187

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electrical Equipment – (continued)

Emerson Electric Co.	996	$90,128

Generac Holdings, Inc.*	996	322,654

Rockwell Automation, Inc.	1,079	285,137
		1,041,951

Energy Equipment & Services – 1.1%

Baker Hughes Co.	20,999	421,660

Halliburton Co.	6,059	118,514

Schlumberger NV	20,252	547,817
		1,087,991

Entertainment – 2.1%

Activision Blizzard, Inc.	9,545	870,408

Electronic Arts, Inc.	3,735	530,669

Netflix, Inc.*	198	101,667

Take-Two Interactive Software, Inc.*	2,573	451,253
		1,953,997

Equity Real Estate Investment Trusts (REITs) – 1.3%

Essex Property Trust, Inc.	115	33,410

Mid-America Apartment Communities, Inc.	249	39,175

Public Storage	2,075	583,407

Weyerhaeuser Co.	14,442	559,916
		1,215,908

Food & Staples Retailing – 0.3%

Walmart, Inc.	1,826	255,476

Food Products – 0.6%

Campbell Soup Co.	2,988	142,677

General Mills, Inc.	2,324	141,439

Kraft Heinz Co. (The)(b)	6,889	284,447
		568,563

Health Care Equipment & Supplies – 1.3%

Hologic, Inc.*	3,486	228,507

IDEXX Laboratories, Inc.*	1,078	591,811

Quidel Corp.* (b)	1,660	173,952

ResMed, Inc.	1,494	280,827
		1,275,097

Investments	Shares	Value

Health Care Providers & Services – 3.0%

AmerisourceBergen Corp.	581	$70,185

Anthem, Inc.	415	157,447

Cardinal Health, Inc.	6,225	375,616

Cigna Corp.	332	82,671

DaVita, Inc.*	2,158	251,472

HCA Healthcare, Inc.	2,407	483,951

Humana, Inc.	332	147,820

McKesson Corp.	2,739	513,727

UnitedHealth Group, Inc.	1,909	761,309
		2,844,198

Health Care Technology – 0.5%

Cerner Corp.	6,059	454,728

Veeva Systems, Inc., Class A*	83	23,443
		478,171

Hotels, Restaurants & Leisure – 0.3%

Yum! Brands, Inc.	2,075	248,004

Household Durables – 1.0%

Lennar Corp., Class A	3,984	412,742

PulteGroup, Inc.	8,798	520,138
		932,880

Household Products – 2.4%

Colgate-Palmolive Co.	9,213	743,489

Procter & Gamble Co. (The)	11,122	1,483,897
		2,227,386

Independent Power and Renewable Electricity Producers – 0.6%

AES Corp. (The)	10,043	279,396

Vistra Corp.	18,094	305,246
		584,642

Industrial Conglomerates – 0.6%

Honeywell International, Inc.	2,656	592,394

Insurance – 2.4%

Aflac, Inc.	3,901	209,601

Allstate Corp. (The)	4,814	610,415

American International Group, Inc.	10,126	490,605

MetLife, Inc.	9,960	633,755

Prudential Financial, Inc.	2,988	299,875
		2,244,251

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Interactive Media & Services – 7.7%

Alphabet, Inc., Class A*	1,097	$2,581,789

Alphabet, Inc., Class C*	1,041	2,508,935

Facebook, Inc., Class A*	6,909	2,245,978
		7,336,702

Internet & Direct Marketing Retail – 3.9%

Amazon.com, Inc.*	799	2,770,469

eBay, Inc.	8,881	495,471

Etsy, Inc.*	2,241	445,488
		3,711,428

IT Services – 3.8%

Accenture plc, Class A	332	96,270

Cognizant Technology Solutions Corp., Class A	3,652	293,621

FleetCor Technologies, Inc.*	415	119,404

Jack Henry & Associates, Inc.	1,992	324,357

Mastercard, Inc., Class A	1,131	432,110

Paychex, Inc.	1,328	129,467

PayPal Holdings, Inc.*	498	130,620

Square, Inc., Class A*	332	81,280

VeriSign, Inc.*	913	199,737

Visa, Inc., Class A(b)	7,802	1,822,235
		3,629,101

Leisure Products – 0.1%

Peloton Interactive, Inc., Class A*	1,411	138,772

Life Sciences Tools & Services – 1.1%

Mettler-Toledo International, Inc.*	403	529,268

Waters Corp.*	1,743	522,673
		1,051,941

Machinery – 1.4%

Dover Corp.	332	49,531

Illinois Tool Works, Inc.	3,818	879,896

Parker-Hannifin Corp.	1,245	390,694
		1,320,121

Media – 2.4%

Charter Communications, Inc., Class A* (b)	1,743	1,173,824

Comcast Corp., Class A	5,561	312,250

Investments	Shares		Value

Media – (continued)

Discovery, Inc., Class A* (b)	6,806		$256,314

Discovery, Inc., Class C*	2,075		67,043

Omnicom Group, Inc.	5,146		423,310
			2,232,741

Metals & Mining – 0.6%

Newmont Corp.	9,545		595,704

Multiline Retail – 1.1%

Target Corp.	5,229		1,083,763

Multi-Utilities – 1.1%

Public Service Enterprise Group, Inc.	8,964		566,166

WEC Energy Group, Inc.	4,814		467,777
			1,033,943

Oil, Gas & Consumable Fuels – 0.9%

Kinder Morgan, Inc.(b)	21,995		375,015

Occidental Petroleum Corp.	14,691		372,564

Williams Cos., Inc. (The)	6,059		147,597
			895,176

Pharmaceuticals – 4.1%

Eli Lilly and Co.	7,553		1,380,462

Johnson & Johnson	12,865		2,093,521

Merck & Co., Inc.	4,316		321,542

Pfizer, Inc.	1,494		57,743

Viatris, Inc.*	–	(a)	1
			3,853,269

Real Estate Management & Development – 0.6%

CBRE Group, Inc., Class A*	7,055		601,086

Road & Rail – 0.4%

Old Dominion Freight Line, Inc.	1,494		385,168

Semiconductors & Semiconductor Equipment – 5.0%

Advanced Micro Devices, Inc.* (b)	332		27,098

Broadcom, Inc.	1,204		549,265

Intel Corp.	15,936		916,798

KLA Corp.	767		241,874

Lam Research Corp.	1,487		922,609

Maxim Integrated Products, Inc.	1,909		179,446

Microchip Technology, Inc.	166		24,948

NVIDIA Corp.	165		99,063

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	189

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Semiconductors & Semiconductor Equipment – (continued)

QUALCOMM, Inc.	2,158	$299,530

Texas Instruments, Inc.	8,383	1,513,215
		4,773,846

Software – 11.2%

Adobe, Inc.*	3,071	1,561,112

Autodesk, Inc.*	913	266,514

Check Point Software Technologies Ltd.*	3,652	426,590

Citrix Systems, Inc.	3,320	411,182

Fair Isaac Corp.*	465	242,456

Fortinet, Inc.*	3,071	627,190

Intuit, Inc.	3,233	1,332,513

Microsoft Corp.	14,857	3,746,638

Oracle Corp.	22,493	1,704,745

SS&C Technologies Holdings, Inc.	249	18,481

Zoom Video Communications, Inc., Class A*	951	303,911
		10,641,332

Specialty Retail – 1.9%

Best Buy Co., Inc.	2,905	337,764

Home Depot, Inc. (The)	2,573	832,803

Lowe’s Cos., Inc.	3,071	602,684
		1,773,251

Technology Hardware, Storage & Peripherals – 7.1%

Apple, Inc.	50,879	6,688,553

NetApp, Inc.	830	61,993
		6,750,546

Tobacco – 0.8%

Altria Group, Inc.	1,660	79,265

Philip Morris International, Inc.	6,723	638,685
		717,950

Trading Companies & Distributors – 0.5%

United Rentals, Inc.*	756	241,882

WW Grainger, Inc.	535	231,944
		473,826
Total Common Stocks (Cost $69,814,232)		94,060,732

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – 0.3%

REPURCHASE AGREEMENTS – 0.3%

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $70,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/15/2023 –2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $71,224	$70,000	$70,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $193,694, collateralized by various U.S. Treasury Securities, ranging from 0.88% – 5.00%, maturing 1/15/2028 –2/15/2047; total market value $195,441	193,694	193,694
		263,694
Total Securities Lending Reinvestments (Cost $263,694)		263,694
Total Investments – 99.5% (Cost $70,077,926)		94,324,426

Other assets less liabilities – 0.5%		506,884
NET ASSETS – 100.0%		$94,831,310

*	Non-income producing security.
(a)	Amount represents less than one share.
(b)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $3,999,717, collateralized in the form of cash with a value of $263,694 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,687,398 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from May 27, 2021 – February 15, 2051 and $175,864 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% –5.75%, and maturity dates ranging from July 7, 2021 –September 20, 2117; a total value of $4,126,956.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $263,694.

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

Percentages shown are based on Net Assets.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,001,682
Aggregate gross unrealized depreciation	(724,042)
Net unrealized appreciation	$24,277,640
Federal income tax cost	$70,089,033

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	3	06/18/2021	USD	$626,160	$42,247

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	191

Schedule of Investments

FlexShares® STOXX® US ESG Select Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.9%

Aerospace & Defense – 0.1%

Teledyne Technologies, Inc.*	210	$94,027

Air Freight & Logistics – 0.2%

CH Robinson Worldwide, Inc.	840	81,547

FedEx Corp.	1,260	365,791
		447,338

Airlines – 0.1%

Southwest Airlines Co.*	2,520	158,206

United Airlines Holdings, Inc.*	1,260	68,544
		226,750

Auto Components – 0.1%

Aptiv plc*	1,050	151,084

BorgWarner, Inc.(a)	420	20,404
		171,488

Automobiles – 3.1%

Ford Motor Co.*	12,250	141,365

General Motors Co.*	12,390	708,956

Tesla, Inc.*	6,580	4,668,115
		5,518,436

Banks – 6.4%

Bank of America Corp.	78,330	3,174,715

Citigroup, Inc.	21,070	1,501,027

Fifth Third Bancorp	6,230	252,564

Huntington Bancshares, Inc.(a)	4,620	70,778

JPMorgan Chase & Co.	31,080	4,780,415

KeyCorp	9,450	205,632

PNC Financial Services Group, Inc. (The)	3,710	693,584

Regions Financial Corp.	3,360	73,248

US Bancorp	10,850	643,948
		11,395,911

Beverages – 2.0%

Coca-Cola Co. (The)	26,950	1,454,761

Coca-Cola European Partners plc	1,750	99,435

PepsiCo, Inc.	13,790	1,987,966
		3,542,162

Investments	Shares	Value

Biotechnology – 2.4%

AbbVie, Inc.	15,050	$1,678,075

Amgen, Inc.	3,920	939,389

Biogen, Inc.*	1,050	280,696

Gilead Sciences, Inc.	10,080	639,778

Regeneron Pharmaceuticals, Inc.*	700	336,910

Vertex Pharmaceuticals, Inc.*	1,820	397,124
		4,271,972

Building Products – 0.4%

Allegion plc	560	75,253

Fortune Brands Home & Security, Inc.	490	51,440

Johnson Controls International plc	2,940	183,280

Lennox International, Inc.	210	70,421

Trane Technologies plc	1,820	316,371
		696,765

Capital Markets – 3.0%

Bank of New York Mellon Corp. (The)	3,430	171,089

BlackRock, Inc.	1,470	1,204,371

CME Group, Inc.	1,680	339,343

Goldman Sachs Group, Inc. (The)	3,500	1,219,575

Morgan Stanley	14,420	1,190,371

Raymond James Financial, Inc.	560	73,237

S&P Global, Inc.(a)	1,960	765,164

State Street Corp.	3,360	282,072

T. Rowe Price Group, Inc.	630	112,896
		5,358,118

Chemicals – 1.3%

Air Products and Chemicals, Inc.	1,050	302,904

Celanese Corp.	1,190	186,413

DuPont de Nemours, Inc.	910	70,170

Eastman Chemical Co.	700	80,773

Ecolab, Inc.	2,310	517,717

International Flavors & Fragrances, Inc.	1,960	278,653

LyondellBasell Industries NV, Class A	1,120	116,189

PPG Industries, Inc.	1,400	239,736

Sherwin-Williams Co. (The)	1,680	460,102
		2,252,657

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Commercial Services & Supplies – 0.2%

Cintas Corp.	840	$289,918

Communications Equipment – 1.1%

Cisco Systems, Inc.	35,070	1,785,414

Motorola Solutions, Inc.	1,400	263,620
		2,049,034

Consumer Finance – 0.5%

Capital One Financial Corp.	4,060	605,265

Synchrony Financial	4,620	202,079
		807,344

Containers & Packaging – 0.3%

Amcor plc	5,110	60,043

Ball Corp.	2,380	222,863

International Paper Co.	1,890	109,620

Packaging Corp. of America	770	113,690

Westrock Co.	1,820	101,465
		607,681

Distributors – 0.0%(b)

Genuine Parts Co.	210	26,244

Diversified Telecommunication Services – 2.4%

AT&T, Inc.	59,150	1,857,901

Lumen Technologies, Inc.	8,750	112,263

Verizon Communications, Inc.	41,650	2,406,953
		4,377,117

Electric Utilities – 1.1%

Alliant Energy Corp.	1,470	82,570

Duke Energy Corp.	4,690	472,236

Entergy Corp.	1,400	153,006

Eversource Energy	3,080	265,558

FirstEnergy Corp.	3,570	135,374

NextEra Energy, Inc.	9,520	737,895

PPL Corp.	4,690	136,620
		1,983,259

Electrical Equipment – 0.7%

Eaton Corp. plc	3,220	460,235

Emerson Electric Co.	5,740	519,412

Rockwell Automation, Inc.	700	184,982

Investments	Shares	Value

Electrical Equipment – (continued)

Sunrun, Inc.* (a)	1,890	$92,610
		1,257,239

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp., Class A	6,440	433,670

Trimble, Inc.*	2,240	183,680
		617,350

Energy Equipment & Services – 0.3%

Halliburton Co.	7,350	143,766

Schlumberger NV	14,980	405,209
		548,975

Entertainment – 1.8%

Roku, Inc.*	560	192,063

Spotify Technology SA*	700	176,484

Take-Two Interactive Software, Inc.*	280	49,107

Walt Disney Co. (The)*	15,470	2,877,729
		3,295,383

Equity Real Estate Investment Trusts (REITs) – 2.1%

American Tower Corp.	1,610	410,180

AvalonBay Communities, Inc.	1,120	215,040

Boston Properties, Inc.	490	53,581

Digital Realty Trust, Inc.(a)	2,030	313,249

Equity LifeStyle Properties, Inc.	2,030	140,882

Essex Property Trust, Inc.	630	183,028

Healthpeak Properties, Inc.	6,370	218,746

Host Hotels & Resorts, Inc.*	6,510	118,222

Prologis, Inc.	6,510	758,610

Public Storage	1,610	452,668

Ventas, Inc.	1,470	81,526

Welltower, Inc.	3,920	294,118

Weyerhaeuser Co.	7,350	284,959

WP Carey, Inc.(a)	1,960	146,784
		3,671,593

Food & Staples Retailing – 0.6%

Kroger Co. (The)(a)	4,410	161,141

Walgreens Boots Alliance, Inc.	3,010	159,831

Walmart, Inc.	4,970	695,353
		1,016,325

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	193

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Food Products – 0.6%

Archer-Daniels-Midland Co.	2,450	$154,669

General Mills, Inc.	4,690	285,433

Hershey Co. (The)	1,400	230,020

Hormel Foods Corp.	980	45,276

J M Smucker Co. (The)	700	91,693

Kellogg Co.	2,380	148,560

McCormick & Co., Inc. (Non-Voting)	840	75,902
		1,031,553

Health Care Equipment & Supplies – 4.0%

Abbott Laboratories	14,700	1,765,176

ABIOMED, Inc.*	350	112,256

Align Technology, Inc.*	420	250,123

Baxter International, Inc.	3,080	263,925

Becton Dickinson and Co.	1,890	470,251

Boston Scientific Corp.*	11,760	512,736

Danaher Corp.	4,620	1,173,203

Edwards Lifesciences Corp.*	4,620	441,302

Hologic, Inc.*	1,750	114,712

Medtronic plc	9,310	1,218,865

ResMed, Inc.	840	157,895

STERIS plc	280	59,086

Stryker Corp.	1,260	330,914

Zimmer Biomet Holdings, Inc.	1,890	334,832
		7,205,276

Health Care Providers & Services – 2.6%

AmerisourceBergen Corp.	770	93,016

Anthem, Inc.	2,520	956,063

Cigna Corp.	1,330	331,183

Humana, Inc.	630	280,501

Laboratory Corp. of America Holdings*	490	130,276

McKesson Corp.	840	157,551

Quest Diagnostics, Inc.	910	120,011

UnitedHealth Group, Inc.	6,370	2,540,356
		4,608,957

Health Care Technology – 0.3%

Cerner Corp.	1,610	120,830

Veeva Systems, Inc., Class A*	1,260	355,887
		476,717

Investments	Shares	Value

Hotels, Restaurants & Leisure – 1.6%

Carnival Corp.*	1,470	$41,101

Darden Restaurants, Inc.	490	71,893

Domino’s Pizza, Inc.	140	59,128

Hilton Worldwide Holdings, Inc.*	2,380	306,306

Marriott International, Inc., Class A*	3,010	447,045

McDonald’s Corp.	3,920	925,434

MGM Resorts International	3,220	131,118

Royal Caribbean Cruises Ltd.*	350	30,432

Starbucks Corp.	6,230	713,273

Yum! Brands, Inc.	1,820	217,526
		2,943,256

Household Products – 2.0%

Clorox Co. (The)	560	102,200

Kimberly-Clark Corp.	1,540	205,313

Procter & Gamble Co. (The)	24,710	3,296,808
		3,604,321

Independent Power and Renewable Electricity Producers – 0.1%

AES Corp. (The)	3,500	97,370

Industrial Conglomerates – 1.5%

3M Co.	5,880	1,159,183

General Electric Co.	89,670	1,176,471

Roper Technologies, Inc.	630	281,257
		2,616,911

Insurance – 1.4%

Aflac, Inc.	6,160	330,977

Allstate Corp. (The)	2,520	319,536

Aon plc, Class A(a)	1,400	352,016

Arthur J Gallagher & Co.	630	91,319

Chubb Ltd.	2,450	420,396

Hartford Financial Services Group, Inc. (The)	3,640	240,094

Principal Financial Group, Inc.	2,940	187,778

Progressive Corp. (The)	2,660	267,968

Travelers Cos., Inc. (The)	1,890	292,307
		2,502,391

Interactive Media & Services – 7.4%

Alphabet, Inc., Class C*	3,150	7,591,878

Facebook, Inc., Class A*	16,310	5,302,055

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Interactive Media & Services – (continued)

Snap, Inc., Class A* (a)	4,200	$259,644
		13,153,577

Internet & Direct Marketing Retail – 5.6%

Amazon.com, Inc.*	2,696	9,348,164

eBay, Inc.	4,690	261,655

Etsy, Inc.*	1,260	250,476

Farfetch Ltd., Class A*	1,330	65,157
		9,925,452

IT Services – 4.0%

Accenture plc, Class A	6,790	1,968,896

Akamai Technologies, Inc.*	630	68,481

Amdocs Ltd.	1,120	85,949

Automatic Data Processing, Inc.	3,010	562,840

Broadridge Financial Solutions, Inc.	420	66,625

Cognizant Technology Solutions Corp., Class A	2,730	219,492

EPAM Systems, Inc.*	350	160,212

Fidelity National Information Services, Inc.	3,010	460,229

International Business Machines Corp.	8,820	1,251,382

Mastercard, Inc., Class A	6,020	2,300,001

Wix.com Ltd.*	280	89,006
		7,233,113

Leisure Products – 0.1%

Hasbro, Inc.	980	97,461

Life Sciences Tools & Services – 1.1%

Agilent Technologies, Inc.	2,800	374,192

Avantor, Inc.*	4,130	132,325

Bio-Rad Laboratories, Inc., Class A*	140	88,218

Charles River Laboratories International, Inc.*	280	93,086

Illumina, Inc.*	980	384,984

Mettler-Toledo International, Inc.*	210	275,797

Thermo Fisher Scientific, Inc.	1,330	625,406
		1,974,008

Machinery – 1.8%

Caterpillar, Inc.	5,600	1,277,416

Investments	Shares	Value

Machinery – (continued)

Cummins, Inc.	1,050	$264,642

Deere & Co.	1,120	415,352

Dover Corp.	910	135,763

IDEX Corp.	210	47,082

Illinois Tool Works, Inc.	980	225,851

Nordson Corp.	70	14,799

PACCAR, Inc.	3,570	320,871

Parker-Hannifin Corp.	770	241,634

Snap-on, Inc.	70	16,632

Stanley Black & Decker, Inc.	700	144,739

Xylem, Inc.	630	69,709
		3,174,490

Media – 1.3%

Comcast Corp., Class A	38,010	2,134,262

Omnicom Group, Inc.	2,590	213,053
		2,347,315

Metals & Mining – 0.4%

Freeport-McMoRan, Inc.	7,140	269,249

Newmont Corp.	6,300	393,183

Nucor Corp.	560	46,066
		708,498

Mortgage Real Estate Investment Trusts (REITs) – 0.0%(b)

Annaly Capital Management, Inc.	5,950	54,026

Multiline Retail – 0.5%

Dollar General Corp.	700	150,325

Target Corp.	3,430	710,902
		861,227

Multi-Utilities – 0.5%

Dominion Energy, Inc.	3,710	296,429

Sempra Energy	2,240	308,157

WEC Energy Group, Inc.	2,380	231,264
		835,850

Oil, Gas & Consumable Fuels – 3.2%

Chevron Corp.	19,250	1,984,097

ConocoPhillips	11,970	612,146

Devon Energy Corp.	560	13,093

Exxon Mobil Corp.	42,350	2,424,114

Hess Corp.	1,330	99,098

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	195

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Occidental Petroleum Corp.	4,760	$120,713

Phillips 66	2,870	232,212

Valero Energy Corp.	2,380	176,025
		5,661,498

Personal Products – 0.3%

Estee Lauder Cos., Inc. (The), Class A	1,960	615,048

Pharmaceuticals – 2.7%

Bristol-Myers Squibb Co.	19,180	1,197,216

Catalent, Inc.*	1,120	125,966

Eli Lilly and Co.	7,000	1,279,390

Merck & Co., Inc.	21,210	1,580,145

Pfizer, Inc.	18,270	706,135
		4,888,852

Professional Services – 0.1%

Booz Allen Hamilton Holding Corp.	910	75,484

Leidos Holdings, Inc.	420	42,538
		118,022

Real Estate Management & Development – 0.2%

CBRE Group, Inc., Class A*	3,360	286,272

Semiconductors & Semiconductor Equipment – 6.2%

Advanced Micro Devices, Inc.* (a)	7,770	634,187

Analog Devices, Inc.(a)	2,030	310,915

Applied Materials, Inc.	4,550	603,831

Broadcom, Inc.	1,400	638,680

Cree, Inc.*	770	76,553

Intel Corp.	41,650	2,396,125

Lam Research Corp.	1,260	781,767

Maxim Integrated Products, Inc.	1,120	105,280

Micron Technology, Inc.*	9,170	789,262

NVIDIA Corp.	3,080	1,849,170

ON Semiconductor Corp.*	2,800	109,200

QUALCOMM, Inc.	5,530	767,564

Skyworks Solutions, Inc.(a)	700	126,931

Teradyne, Inc.	840	105,067

Texas Instruments, Inc.	9,380	1,693,184
		10,987,716

Investments	Shares	Value

Software – 9.0%

Adobe, Inc.*	4,060	$2,063,860

Autodesk, Inc.*	2,170	633,445

Citrix Systems, Inc.	420	52,017

Crowdstrike Holdings, Inc., Class A* (a)	1,120	233,531

Fortinet, Inc.*	560	114,369

Intuit, Inc.	1,820	750,131

Microsoft Corp.	35,140	8,861,605

NortonLifeLock, Inc.	2,730	58,995

Oracle Corp.	19,040	1,443,042

PTC, Inc.*	700	91,658

salesforce.com, Inc.*	6,090	1,402,649

Splunk, Inc.*	910	115,042

Synopsys, Inc.*	910	224,825

VMware, Inc., Class A* (a)	350	56,290
		16,101,459

Specialty Retail – 3.3%

Advance Auto Parts, Inc.	70	14,011

AutoZone, Inc.*	140	204,977

Best Buy Co., Inc.	2,380	276,723

Burlington Stores, Inc.*	770	251,274

Home Depot, Inc. (The)	10,990	3,557,133

Lowe’s Cos., Inc.	5,040	989,100

TJX Cos., Inc. (The)	9,660	685,860
		5,979,078

Technology Hardware, Storage & Peripherals – 5.7%

Apple, Inc.	68,600	9,018,157

Dell Technologies, Inc., Class C*	1,330	130,779

Hewlett Packard Enterprise Co.	11,480	183,910

HP, Inc.	14,140	482,315

NetApp, Inc.	1,750	130,708

Western Digital Corp.*	3,010	212,596
		10,158,465

Textiles, Apparel & Luxury Goods – 0.5%

Lululemon Athletica, Inc.*	980	328,565

NIKE, Inc., Class B	4,200	557,004

VF Corp.	840	73,634
		959,203

Tobacco – 0.2%

Altria Group, Inc.	6,930	330,907

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Trading Companies & Distributors – 0.0%(b)

WW Grainger, Inc.	210	$91,043

Water Utilities – 0.1%

American Water Works Co., Inc.	1,610	251,144

Wireless Telecommunication Services – 0.1%

T-Mobile US, Inc.*	1,750	231,228
Total Common Stocks (Cost $142,973,220)		176,634,790
	Principal Amout

SECURITIES LENDING REINVESTMENTS(c) – 0.0%(b)

REPURCHASE AGREEMENTS – 0.0%(b)

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $25,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% –3.00%, maturing 5/15/2023 –2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $25,437	$25,000	25,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $32,104, collateralized by various U.S. Treasury Securities, ranging from 0.88% –5.00%, maturing 1/15/2028 –2/15/2047; total market value $32,394	32,104	32,104
		57,104
Total Securities Lending Reinvestments (Cost $57,104)		57,104
Total Investments – 98.9% (Cost $143,030,324)		176,691,894

Other assets less liabilities – 1.1%		1,922,041
NET ASSETS – 100.0%		$178,613,935
*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $3,033,560, collateralized in the form of cash with a value of $57,104 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,080,727 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from May 11, 2021 – February 15, 2051; a total value of $3,137,831.

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $57,104.

Percentages shown are based on Net Assets.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,119,581
Aggregate gross unrealized depreciation	(348,823)
Net unrealized appreciation	$33,770,758
Federal income tax cost	$143,032,058

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	197

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	9	06/18/2021	USD	$1,878,480	$110,922

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global ESG Select Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.2%

Aerospace & Defense – 0.0%(a)

Meggitt plc*	9,375	$60,488

Air Freight & Logistics – 0.3%

CH Robinson Worldwide, Inc.	600	58,248

Deutsche Post AG (Registered)	3,302	194,594

DSV Panalpina A/S	1,400	312,627
		565,469

Airlines – 0.1%

ANA Holdings, Inc.* (b)	2,500	57,294

Deutsche Lufthansa AG (Registered)*	147	1,900

International Consolidated Airlines Group SA*	25,500	71,601

Qantas Airways Ltd.*	4,092	15,646

Ryanair Holdings plc*	962	19,571

Singapore Airlines Ltd.*	7,800	29,666
		195,678

Auto Components – 0.5%

Bridgestone Corp.	5,200	208,228

Cie Generale des Etablissements Michelin SCA	962	139,372

Continental AG	825	111,867

Denso Corp.	2,500	161,452

Faurecia SE(b)	144	7,756

Magna International, Inc.	1,300	122,666

Nokian Renkaat OYJ	63	2,349

Valeo SA	1,872	60,710
		814,400

Automobiles – 3.6%

Bayerische Motoren Werke AG	1,820	182,722

Daimler AG (Registered)	3,796	338,381

Ferrari NV	450	96,506

General Motors Co.*	8,325	476,356

Honda Motor Co. Ltd.	10,400	307,514

Nissan Motor Co. Ltd.*	8,300	41,589

Renault SA*	1,026	41,407

Stellantis NV	8,844	147,065

Subaru Corp.	5,000	92,745

Investments	Shares	Value

Automobiles – (continued)

Suzuki Motor Corp.(b)	2,500	$94,849

Tesla, Inc.*	4,350	3,086,064

Toyota Motor Corp.	15,000	1,115,274

Volkswagen AG (Preference)	728	189,908
		6,210,380

Banks – 8.9%

ABN AMRO Bank NV, CVA(c)	462	5,978

Australia & New Zealand Banking Group Ltd.	9,516	211,257

Banco Bilbao Vizcaya Argentaria SA	39,390	221,464

Banco de Sabadell SA*	98,514	62,545

Banco Santander SA	111,100	429,981

Bank of America Corp.	62,850	2,547,311

Bank of Ireland Group plc* (b)	15,250	89,624

Bank of Montreal	1,898	178,985

Bank of Nova Scotia (The)	3,025	192,462

Bankinter SA	231	1,267

Barclays plc	87,542	212,717

BAWAG Group AG(c)	1,196	64,702

BNP Paribas SA*	5,252	337,551

CaixaBank SA*	16,562	53,173

Canadian Imperial Bank of Commerce	1,300	135,030

Citigroup, Inc.	16,744	1,192,843

Commerzbank AG*	5,538	36,607

Commonwealth Bank of Australia	13,416	922,738

DBS Group Holdings Ltd.	5,231	117,603

DNB ASA	7,332	158,012

Erste Group Bank AG	338	12,044

Fifth Third Bancorp	3,225	130,742

Hang Seng Bank Ltd.(b)	2,600	51,050

HSBC Holdings plc	137,200	860,140

ING Groep NV	15,288	195,631

Intesa Sanpaolo SpA*	101,140	282,587

JPMorgan Chase & Co.	16,750	2,576,317

KBC Group NV*	675	52,508

KeyCorp	4,394	95,613

Lloyds Banking Group plc	452,325	284,544

Mitsubishi UFJ Financial Group, Inc.	53,200	281,319

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	199

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Banks – (continued)

National Australia Bank Ltd.	14,404	$296,629

Natwest Group plc	18,694	50,886

Nordea Bank Abp	6,526	67,886

PNC Financial Services Group, Inc. (The)	1,846	345,110

Royal Bank of Canada	4,966	473,550

Skandinaviska Enskilda Banken AB, Class A	8,375	107,612

Societe Generale SA*	6,250	178,087

Standard Chartered plc	20,700	148,918

Svenska Handelsbanken AB, Class A	7,358	85,434

Toronto-Dominion Bank (The)	6,136	421,470

UniCredit SpA	9,178	94,597

United Overseas Bank Ltd.	2,600	51,965

US Bancorp	6,550	388,743

Westpac Banking Corp.	25,275	487,701
		15,192,933

Beverages – 2.0%

Anheuser-Busch InBev SA/NV	3,200	226,623

Asahi Group Holdings Ltd.	2,600	108,586

Carlsberg A/S, Class B	312	54,823

Coca-Cola Amatil Ltd.(d)	3,094	31,787

Coca-Cola Co. (The)	17,250	931,155

Coca-Cola European Partners plc	988	56,138

Coca-Cola HBC AG, DI	189	6,547

Diageo plc	6,000	270,070

Heineken Holding NV	364	36,194

Heineken NV(b)	1,326	153,941

Kirin Holdings Co. Ltd.	5,300	99,425

PepsiCo, Inc.	8,075	1,164,092

Pernod Ricard SA	1,222	251,107

Remy Cointreau SA(b)	52	10,404

Suntory Beverage & Food Ltd.	100	3,376

Thai Beverage PCL	4,200	2,257

Treasury Wine Estates Ltd.	11,050	85,697
		3,492,222

Biotechnology – 1.8%

AbbVie, Inc.	6,969	777,029

Amgen, Inc.	2,625	629,055

Investments	Shares	Value

Biotechnology – (continued)

Biogen, Inc.*	500	$133,665

CSL Ltd.	2,575	539,353

Gilead Sciences, Inc.	7,750	491,893

Grifols SA	50	1,357

Regeneron Pharmaceuticals, Inc.*	500	240,650

Vertex Pharmaceuticals, Inc.*	925	201,835
		3,014,837

Building Products – 0.6%

AGC, Inc.	2,600	118,458

Assa Abloy AB, Class B	5,200	148,391

Cie de Saint-Gobain	3,588	226,760

Daikin Industries Ltd.	1,200	240,758

Geberit AG (Registered)	182	119,810

Lixil Corp.(b)	2,600	70,432

Trane Technologies plc	950	165,138
		1,089,747

Capital Markets – 2.7%

BlackRock, Inc.	950	778,335

Brookfield Asset Management, Inc., Class A	5,798	264,072

Credit Suisse Group AG (Registered)(b)	12,075	126,383

Goldman Sachs Group, Inc. (The)	2,750	958,237

Hong Kong Exchanges & Clearing Ltd.	2,627	158,969

Intermediate Capital Group plc	2,425	73,396

Julius Baer Group Ltd.	728	45,913

London Stock Exchange Group plc	1,425	146,001

Macquarie Group Ltd.	2,418	299,761

Morgan Stanley	9,425	778,034

Natixis SA	84	411

S&P Global, Inc.	1,066	416,156

Standard Life Aberdeen plc	15,314	58,838

State Street Corp.	1,794	150,606

UBS Group AG (Registered)	23,050	351,923
		4,607,035

Chemicals – 1.6%

Air Liquide SA	1,541	259,930

See Accompanying Notes to the Financial Statements.

200	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Chemicals – (continued)

Akzo Nobel NV	1,196	$143,859

Arkema SA	650	81,377

Asahi Kasei Corp.	7,500	79,011

BASF SE	2,275	183,708

Celanese Corp.	520	81,458

Chr Hansen Holding A/S*	1,100	101,246

Clariant AG (Registered)	300	6,287

Croda International plc	553	51,789

Ecolab, Inc.	1,075	240,929

Evonik Industries AG	1,898	66,534

Givaudan SA (Registered)	26	109,012

Hexpol AB(b)	1,820	22,396

International Flavors & Fragrances, Inc.	936	133,071

Johnson Matthey plc	126	5,670

Koninklijke DSM NV	1,000	179,607

Mitsubishi Chemical Holdings Corp.(b)	13,100	97,496

Mitsui Chemicals, Inc.	2,700	84,973

Nippon Paint Holdings Co. Ltd.	3,500	50,016

Novozymes A/S, Class B	962	68,565

Orica Ltd.	200	2,095

PPG Industries, Inc.	728	124,663

Sherwin-Williams Co. (The)	600	164,322

Sika AG (Registered)	675	201,601

Solvay SA	78	9,934

Symrise AG	286	36,976

Yara International ASA	1,900	99,411
		2,685,936

Commercial Services & Supplies – 0.3%

Brambles Ltd.	6,500	52,218

Cintas Corp.	390	134,605

Downer EDI Ltd.	1,237	5,379

Elis SA*	168	3,009

ISS A/S*	63	1,198

Rentokil Initial plc	12,064	83,583

Secom Co. Ltd.	1,700	141,157

SPIE SA*	858	21,711
		442,860

Investments	Shares	Value

Communications Equipment – 0.2%

Nokia OYJ*	19,734	$93,657

Telefonaktiebolaget LM Ericsson, Class B	14,586	199,994
		293,651

Construction & Engineering – 0.3%

Bouygues SA(b)	1,612	69,160

Eiffage SA*	884	96,966

Ferrovial SA	1,469	41,805

Obayashi Corp.	2,600	23,715

Skanska AB, Class B	2,400	65,168

Vinci SA	1,979	217,744
		514,558

Construction Materials – 0.3%

Boral Ltd.* (b)	17,498	83,801

CRH plc	3,614	170,671

HeidelbergCement AG	825	75,697

LafargeHolcim Ltd. (Registered)*	2,216	136,792

Wienerberger AG	494	19,398
		486,359

Consumer Finance – 0.3%

Capital One Financial Corp.	2,678	399,237

Synchrony Financial	1,976	86,430
		485,667

Containers & Packaging – 0.2%

Ball Corp.	1,550	145,142

DS Smith plc	567	3,303

Orora Ltd.	1,625	3,992

Packaging Corp. of America	546	80,617

Smurfit Kappa Group plc	910	46,623
		279,677

Diversified Financial Services – 0.1%

EXOR NV	650	53,458

Groupe Bruxelles Lambert SA(b)	676	74,037

Kinnevik AB, Class B* (b)	1,196	66,195

L E Lundbergforetagen AB, Class B	858	49,091

Wendel SE	42	5,597
		248,378

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	201

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – 0.7%

BT Group plc*	30,862	$70,483

Cellnex Telecom SA(b) (c)	3,020	171,013

Deutsche Telekom AG (Registered)	17,056	328,512

Elisa OYJ	702	39,879

Koninklijke KPN NV	23,946	82,616

Orange SA	4,925	61,362

Proximus SADP(b)	84	1,793

Singapore Telecommunications Ltd.	10,800	20,295

Spark New Zealand Ltd.	13,085	41,309

Swisscom AG (Registered)(b)	156	84,718

Telecom Italia SpA	6,132	3,368

Telenor ASA	4,186	74,795

Telia Co. AB	3,562	14,761

Telstra Corp. Ltd.	78,550	205,691

TELUS Corp.	3,268	67,740
		1,268,335

Electric Utilities – 1.2%

Chubu Electric Power Co., Inc.	7,500	90,607

CK Infrastructure Holdings Ltd.	4,500	27,579

CLP Holdings Ltd.	5,000	49,344

Duke Energy Corp.	2,366	238,233

EDP – Energias de Portugal SA	7,350	40,895

Electricite de France SA*	5,876	85,731

Endesa SA	676	17,789

Enel SpA	22,906	227,956

Entergy Corp.	806	88,088

Eversource Energy	1,825	157,351

FirstEnergy Corp.	2,704	102,536

Fortum OYJ	2,340	61,549

Iberdrola SA	29,100	393,569

Orsted A/S(c)	900	131,438

Red Electrica Corp. SA	125	2,298

SSE plc	5,525	112,297

Terna Rete Elettrica Nazionale SpA	8,918	65,808

Verbund AG	1,025	84,275
		1,977,343

Investments	Shares	Value

Electrical Equipment – 1.1%

ABB Ltd. (Registered)	9,256	$300,905

Eaton Corp. plc	1,924	274,997

Emerson Electric Co.	2,850	257,896

Legrand SA	1,175	114,572

Nidec Corp.	4,300	497,841

Prysmian SpA	1,400	43,903

Schneider Electric SE(b)	1,768	283,109

Signify NV* (c)	286	16,288

Vestas Wind Systems A/S	3,625	151,510
		1,941,021

Electronic Equipment, Instruments & Components – 1.1%

Alps Alpine Co. Ltd.	2,600	31,493

Amphenol Corp., Class A	4,900	329,966

Azbil Corp.	1,300	52,568

Halma plc	1,425	51,061

Hexagon AB, Class B	1,378	131,579

Hitachi Ltd.	6,400	315,067

Ibiden Co. Ltd.	2,000	94,781

Kyocera Corp.	2,600	157,872

Murata Manufacturing Co. Ltd.	3,900	310,523

Omron Corp.	1,300	98,596

Shimadzu Corp.	2,500	87,484

Taiyo Yuden Co. Ltd.	100	4,593

TDK Corp.	1,300	176,616

Trimble, Inc.*	1,066	87,412
		1,929,611

Energy Equipment & Services – 0.2%

Halliburton Co.	4,525	88,509

Schlumberger NV	7,600	205,580

Worley Ltd.	252	2,114
		296,203

Entertainment – 1.4%

Nintendo Co. Ltd.	500	286,766

Ubisoft Entertainment SA*	350	26,316

Vivendi SE*	4,056	141,596

Walt Disney Co. (The)*	10,125	1,883,453
		2,338,131

Equity Real Estate Investment Trusts (REITs) – 1.1%

alstria office REIT-AG	2,990	53,595

See Accompanying Notes to the Financial Statements.

202	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

AvalonBay Communities, Inc.	494	$94,848

British Land Co. plc (The)	12,350	88,642

Cofinimmo SA	106	16,269

Covivio	50	4,466

Derwent London plc	1,456	67,109

Dexus	10,062	79,045

Essex Property Trust, Inc.	364	105,749

Gecina SA	150	21,966

Goodman Group	4,700	68,653

GPT Group (The)	630	2,248

Healthpeak Properties, Inc.	5,225	179,427

Host Hotels & Resorts, Inc.*	702	12,748

Klepierre SA	42	1,115

Land Securities Group plc	630	6,287

Mirvac Group	15,210	31,605

Orix JREIT, Inc.	26	45,861

Public Storage	1,075	302,247

Scentre Group	34,450	72,382

Segro plc	2,314	32,215

Stockland	17,342	62,693

Suntec REIT	2,900	3,335

Welltower, Inc.	2,860	214,586

Weyerhaeuser Co.	3,042	117,938

WP Carey, Inc.	1,650	123,569
		1,808,598

Food & Staples Retailing – 0.4%

Carrefour SA(b)	625	12,117

Coles Group Ltd.	5,675	71,541

Etablissements Franz Colruyt NV	105	6,235

J Sainsbury plc	1,722	5,667

Jeronimo Martins SGPS SA	1,118	20,444

Kesko OYJ, Class B	1,144	34,897

Koninklijke Ahold Delhaize NV	4,675	126,006

Kroger Co. (The)	2,650	96,831

Lawson, Inc.	800	35,863

Woolworths Group Ltd.	10,634	322,819
		732,420

Food Products – 1.4%

AAK AB	624	14,324

Ajinomoto Co., Inc.	5,000	100,018

Investments	Shares	Value

Food Products – (continued)

Associated British Foods plc*	2,900	$92,671

Danone SA	2,700	190,563

General Mills, Inc.	2,262	137,665

Hershey Co. (The)	702	115,338

Kellogg Co.	702	43,819

Kerry Group plc, Class A(b)	425	55,152

Mowi ASA	2,314	57,264

Nestle SA (Registered)	13,125	1,566,855

Orkla ASA	6,136	62,747

Vitasoy International Holdings Ltd.(b)	2,000	7,738
		2,444,154

Gas Utilities – 0.1%

Enagas SA	50	1,091

Italgas SpA	441	2,878

Rubis SCA	84	3,949

Snam SpA	11,867	66,856

Tokyo Gas Co. Ltd.	5,200	105,280
		180,054

Health Care Equipment & Supplies – 3.5%

Abbott Laboratories	10,325	1,239,826

ABIOMED, Inc.*	156	50,034

Alcon, Inc.*	2,625	197,152

Align Technology, Inc.*	156	92,903

Ansell Ltd.	1,742	56,865

Baxter International, Inc.	1,638	140,360

Becton Dickinson and Co.	900	223,929

Boston Scientific Corp.*	7,250	316,100

Cochlear Ltd.	338	58,092

Coloplast A/S, Class B	442	73,230

Danaher Corp.	3,025	768,169

Edwards Lifesciences Corp.*	2,158	206,132

Fisher & Paykel Healthcare Corp. Ltd.	2,886	74,442

Getinge AB, Class B	806	27,309

Hologic, Inc.*	1,500	98,325

Hoya Corp.	3,600	409,551

Koninklijke Philips NV*	4,982	281,155

Medtronic plc	6,050	792,066

Olympus Corp.(b)	5,000	102,809

ResMed, Inc.	494	92,857

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	203

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Health Care Equipment & Supplies – (continued)

Sartorius AG (Preference)	225	$127,085

Smith & Nephew plc	1,975	42,945

Sonova Holding AG (Registered)*	392	116,089

STERIS plc	234	49,379

Straumann Holding AG (Registered)	78	111,563

Sysmex Corp.	900	89,955

Zimmer Biomet Holdings, Inc.	832	147,397
		5,985,719

Health Care Providers & Services – 1.7%

Anthem, Inc.	1,700	644,963

Fresenius SE & Co. KGaA	1,200	59,054

Humana, Inc.	364	162,067

Laboratory Corp. of America Holdings*	442	117,515

McKesson Corp.	525	98,469

Orpea SA	75	9,665

Ramsay Health Care Ltd.	2,300	119,603

Sonic Healthcare Ltd.	3,406	94,399

UnitedHealth Group, Inc.	4,050	1,615,140
		2,920,875

Health Care Technology – 0.0%(a)

Cerner Corp.	625	46,906

Hotels, Restaurants & Leisure – 0.8%

Accor SA*	168	6,769

Aristocrat Leisure Ltd.	4,316	123,921

Carnival plc*	168	3,911

Domino’s Pizza Enterprises Ltd.	390	32,129

Galaxy Entertainment Group Ltd.* (b)	6,000	52,840

Genting Singapore Ltd.	18,200	11,833

Hilton Worldwide Holdings, Inc.*	1,430	184,041

InterContinental Hotels Group plc*	786	56,067

Marriott International, Inc., Class A*	1,924	285,753

MGM Resorts International	1,092	44,466

Oriental Land Co. Ltd.	1,400	198,207

Investments	Shares	Value

Hotels, Restaurants & Leisure – (continued)

Restaurant Brands International, Inc.	520	$35,680

Sands China Ltd.*	10,400	49,410

Sodexo SA*	925	92,533

Star Entertainment Grp Ltd. (The)*	18,616	57,232

Whitbread plc*	2,050	92,075
		1,326,867

Household Durables – 0.9%

Barratt Developments plc	1,170	12,506

Berkeley Group Holdings plc	754	48,303

Husqvarna AB, Class B	2,938	40,948

Panasonic Corp.	12,500	147,409

Persimmon plc	1,716	74,413

SEB SA	171	31,186

Sony Group Corp.	10,900	1,086,958

Taylor Wimpey plc	41,800	103,942
		1,545,665

Household Products – 2.1%

Clorox Co. (The)	225	41,062

Essity AB, Class B	3,146	102,799

Kimberly-Clark Corp.	1,300	173,316

Procter & Gamble Co. (The)	21,025	2,805,156

Reckitt Benckiser Group plc	4,375	390,763

Unicharm Corp.	2,700	104,833
		3,617,929

Industrial Conglomerates – 1.5%

3M Co.	4,680	922,615

CK Hutchison Holdings Ltd.	13,000	106,620

General Electric Co.	71,214	934,328

Rheinmetall AG	25	2,609

Roper Technologies, Inc.	425	189,737

Siemens AG (Registered)	2,375	396,890

Smiths Group plc	2,054	46,227
		2,599,026

Insurance – 2.2%
Admiral Group plc	754	32,665
Aflac, Inc.	3,075	165,220
AIA Group Ltd.	20,800	264,859
Allstate Corp. (The)	1,300	164,840

See Accompanying Notes to the Financial Statements.

204	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)
Aon plc, Class A	546	137,286
ASR Nederland NV	1,274	55,840
Assicurazioni Generali SpA	5,824	116,977
Aviva plc	29,300	162,391
AXA SA(b)	9,178	259,915
CNP Assurances	126	2,209
Dai-ichi Life Holdings, Inc.	7,500	134,863
Direct Line Insurance Group plc	693	2,736
Hartford Financial Services Group, Inc. (The)	1,508	99,468
Insurance Australia Group Ltd.	21,875	82,797
Japan Post Holdings Co. Ltd.*	15,900	133,478
Japan Post Insurance Co. Ltd.	2,600	50,095
Legal & General Group plc	49,600	187,067
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros*	231	453
Medibank Pvt Ltd.	11,466	27,279
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	520	150,641
Phoenix Group Holdings plc	3,042	29,963
Poste Italiane SpA(c)	3,276	42,986
Power Corp. of Canada	2,704	78,689
Principal Financial Group, Inc.	975	62,273
Prudential plc	15,080	320,389
QBE Insurance Group Ltd.	11,804	89,904
Sampo OYJ, Class A	2,288	108,822
Sompo Holdings, Inc.	2,600	96,574
Storebrand ASA(b)	693	6,653
Suncorp Group Ltd.	15,575	126,445
Swiss Life Holding AG (Registered)	156	76,097

Swiss Re AG	962	89,529

Zurich Insurance Group AG	962	395,221
		3,754,624

Interactive Media & Services – 3.9%

Alphabet, Inc., Class C*	2,600	6,266,312

Rightmove plc	4,758	40,448

Snap, Inc., Class A*	3,796	234,669

Z Holdings Corp.	20,900	96,560
		6,637,989

Investments	Shares	Value

Internet & Direct Marketing Retail – 5.6%

Amazon.com, Inc.*	2,575	$8,928,607

Delivery Hero SE* (c)	775	123,195

eBay, Inc.	2,200	122,738

Etsy, Inc.*	700	139,153

Farfetch Ltd., Class A*	1,092	53,497

Rakuten Group, Inc.	5,000	63,538

Zalando SE* (c)	1,150	119,803
		9,550,531

IT Services – 3.2%

Accenture plc, Class A	5,525	1,602,084

Akamai Technologies, Inc.*	450	48,915

Alten SA*	78	9,775

Amadeus IT Group SA*	1,475	100,677

Amdocs Ltd.	494	37,910

Atos SE	917	62,502

Automatic Data Processing, Inc.	1,014	189,608

Capgemini SE	676	124,018

Cognizant Technology Solutions Corp., Class A	2,100	168,840

Computershare Ltd.	1,043	11,376

Edenred	1,432	81,279

EPAM Systems, Inc.*	208	95,212

Fujitsu Ltd.	2,500	398,083

International Business Machines Corp.	7,525	1,067,647

Itochu Techno-Solutions Corp.	1,200	41,608

Mastercard, Inc., Class A	2,575	983,804

NEC Corp.	800	46,549

Nomura Research Institute Ltd.	2,600	80,042

NTT Data Corp.	7,500	116,509

Sopra Steria Group SACA*	52	9,690

Worldline SA* (c)	1,360	133,642
		5,409,770

Leisure Products – 0.1%

Bandai Namco Holdings, Inc.	1,400	102,799

Hasbro, Inc.	442	43,957

Yamaha Corp.	900	48,991
		195,747

Life Sciences Tools & Services – 0.6%

Agilent Technologies, Inc.	936	125,087

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	205

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Life Sciences Tools & Services – (continued)

Avantor, Inc.*	3,925	$125,757

Bio-Rad Laboratories, Inc., Class A*	175	110,273

Eurofins Scientific SE(b)	520	51,549

Illumina, Inc.*	700	274,988

Lonza Group AG (Registered)	200	127,361

Mettler-Toledo International, Inc.*	100	131,332

Sartorius Stedim Biotech	182	83,693
		1,030,040

Machinery – 1.7%

Alfa Laval AB(b)	1,794	60,764

Alstom SA*	825	45,128

Atlas Copco AB, Class A	3,068	186,132

Caterpillar, Inc.	3,600	821,196

CNH Industrial NV	8,725	129,924

Cummins, Inc.	416	104,849

Dover Corp.	546	81,458

Ebara Corp.	100	4,272

Epiroc AB, Class A	3,900	84,635

GEA Group AG	676	29,711

Georg Fischer AG (Registered)	26	36,489

IMI plc	1,404	30,986

KION Group AG	338	33,747

Komatsu Ltd.	2,700	79,168

Kone OYJ, Class B	1,950	153,380

Kubota Corp.	5,200	122,263

Kurita Water Industries Ltd.	1,500	69,164

Metso Outotec OYJ	8,268	93,001

MINEBEA MITSUMI, Inc.(b)	2,500	62,691

Nabtesco Corp.	100	4,497

PACCAR, Inc.	1,794	161,245

Parker-Hannifin Corp.	225	70,607

Rotork plc	5,512	26,299

Schindler Holding AG	260	74,062

Trelleborg AB, Class B	2,886	75,292

Valmet OYJ	416	17,407

Volvo AB, Class B(b)	6,656	162,823

Wartsila OYJ Abp	3,744	48,383
		2,869,573

Investments	Shares	Value

Marine – 0.1%

AP Moller – Maersk A/S, Class B	26	$64,688

Kuehne + Nagel International AG (Registered)	234	70,042
		134,730

Media – 0.3%

Informa plc*	13,832	107,667

Omnicom Group, Inc.	1,898	156,129

Pearson plc	8,250	94,807

Publicis Groupe SA	1,575	102,118

SES SA, Receipts	231	1,753

WPP plc	988	13,346
		475,820

Metals & Mining – 1.0%

Alumina Ltd.	2,425	3,241

Anglo American plc	3,718	158,036

Antofagasta plc	3,625	93,629

ArcelorMittal SA(b)	2,470	72,105

BlueScope Steel Ltd.	3,302	55,145

Boliden AB(b)	1,248	48,676

Evraz plc	1,300	11,563

Fortescue Metals Group Ltd.	9,150	159,664

Glencore plc*	37,284	152,387

Newmont Corp.	3,484	217,408

Norsk Hydro ASA	294	1,881

Northern Star Resources Ltd.	2,340	18,997

OZ Minerals Ltd.	3,770	69,716

Polymetal International plc	100	2,071

Rio Tinto Ltd.	1,325	123,996

Rio Tinto plc	3,225	271,304

South32 Ltd.	52,700	117,239

Sumitomo Metal Mining Co. Ltd.	2,500	106,102
		1,683,160

Multiline Retail – 0.4%

Marks & Spencer Group plc*	1,680	3,675

Marui Group Co. Ltd.	2,700	50,540

Next plc*	676	73,023

Target Corp.	1,625	336,798

Wesfarmers Ltd.	3,950	165,099
		629,135

See Accompanying Notes to the Financial Statements.

206	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Multi-Utilities – 0.6%

A2A SpA	14,300	$28,008

AGL Energy Ltd.	210	1,448

E.ON SE	4,212	50,836

Engie SA	9,672	144,026

National Grid plc	21,398	269,780

RWE AG	1,525	57,901

Sempra Energy	1,275	175,402

Veolia Environnement SA	3,120	99,492

WEC Energy Group, Inc.	1,875	182,194
		1,009,087

Oil, Gas & Consumable Fuels – 3.4%

Ampol Ltd.	50	988

BP plc	138,050	579,146

Canadian Natural Resources Ltd.	3,900	118,281

Chevron Corp.	13,025	1,342,487

ConocoPhillips	5,675	290,220

ENEOS Holdings, Inc.	27,500	118,549

Eni SpA	8,242	98,523

Equinor ASA	3,718	75,853

Exxon Mobil Corp.	22,672	1,297,745

Galp Energia SGPS SA	42	486

Koninklijke Vopak NV	494	22,657

Lundin Energy AB	1,775	56,929

Neste OYJ	1,725	104,658

Occidental Petroleum Corp.	950	24,092

OMV AG	147	7,257

Origin Energy Ltd.	24,425	78,487

Repsol SA	4,118	49,265

Royal Dutch Shell plc, Class A(b)	27,825	530,572

Santos Ltd.	17,925	96,646

Suncor Energy, Inc.	6,375	136,237

TC Energy Corp.	2,775	137,171

TOTAL SE	10,275	455,490

Woodside Petroleum Ltd.	6,075	107,274
		5,729,013

Paper & Forest Products – 0.2%

Mondi plc	2,054	55,882

Stora Enso OYJ, Class R	4,275	81,980

Svenska Cellulosa AB SCA, Class B	3,926	68,948

Investments	Shares	Value

Paper & Forest Products – (continued)

UPM-Kymmene OYJ	1,586	$62,145
		268,955

Personal Products – 1.3%

Beiersdorf AG	300	33,911

Estee Lauder Cos., Inc. (The), Class A	1,066	334,511

Kao Corp.	900	57,694

L’Oreal SA(b)	1,352	556,048

Pola Orbis Holdings, Inc.	2,600	67,388

Rohto Pharmaceutical Co. Ltd.	1,000	25,644

Shiseido Co. Ltd.	4,100	297,377

Unilever plc (Chicago Board Options Exchanges)	5,649	330,357

Unilever plc (Sigma X Multilateral Trading Facility)	9,901	580,072
		2,283,002

Pharmaceuticals – 4.8%

Astellas Pharma, Inc.	10,500	157,589

AstraZeneca plc	7,700	822,499

Bayer AG (Registered)	4,425	286,689

Bristol-Myers Squibb Co.	8,736	545,301

Catalent, Inc.*	850	95,600

Chugai Pharmaceutical Co. Ltd.	2,500	93,797

Eli Lilly and Co.	4,900	895,573

GlaxoSmithKline plc	18,250	338,491

Hikma Pharmaceuticals plc	338	11,419

Ipsen SA	25	2,421

Merck & Co., Inc.	14,775	1,100,738

Merck KGaA	550	96,764

Novartis AG (Registered)	14,450	1,235,154

Novo Nordisk A/S, Class B	6,682	490,037

Otsuka Holdings Co. Ltd.	5,300	203,699

Roche Holding AG	3,150	1,027,838

Sanofi(b)	5,975	627,707

Shionogi & Co. Ltd.	1,300	68,351

UCB SA	25	2,319
		8,101,986

Professional Services – 0.8%

Adecco Group AG (Registered)	702	47,598

Booz Allen Hamilton Holding Corp.	702	58,231

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	207

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Professional Services – (continued)

Bureau Veritas SA*	1,846	$55,266

Intertek Group plc	700	59,489

Recruit Holdings Co. Ltd.	10,000	451,855

RELX plc	11,310	294,316

SGS SA (Registered)	26	76,969

Teleperformance	425	164,280

Wolters Kluwer NV(b)	1,430	129,555
		1,337,559

Real Estate Management & Development – 0.5%

Aroundtown SA	6,188	47,704

CapitaLand Ltd.	2,100	5,872

Castellum AB(b)	1,456	35,488

CBRE Group, Inc., Class A*	1,525	129,930

CK Asset Holdings Ltd.	13,000	81,597

Daiwa House Industry Co. Ltd.	2,600	76,950

Entra ASA(b) (c)	3,172	71,777

Lendlease Corp. Ltd.	7,020	68,921

Mitsubishi Estate Co. Ltd.	10,000	164,265

Mitsui Fudosan Co. Ltd.	5,000	108,412

New World Development Co. Ltd.	5,000	26,459

Sun Hung Kai Properties Ltd.	3,000	45,308

Vonovia SE	775	50,976
		913,659

Road & Rail – 0.3%

Aurizon Holdings Ltd.	2,275	6,590

Canadian National Railway Co.	3,172	341,205

MTR Corp. Ltd.	8,549	47,661

Nippon Express Co. Ltd.	1,100	84,031
		479,487

Semiconductors & Semiconductor Equipment – 5.3%

Advanced Micro Devices, Inc.*	4,700	383,614

Advantest Corp.	1,100	104,460

ams AG*	650	11,282

Analog Devices, Inc.	1,200	183,792

Applied Materials, Inc.	2,200	291,962

ASM International NV	400	121,776

ASML Holding NV	1,900	1,237,844

Cree, Inc.*	400	39,768

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Infineon Technologies AG	7,275	$293,950

Intel Corp.	29,125	1,675,561

Lam Research Corp.	775	480,849

Maxim Integrated Products, Inc.	598	56,212

Micron Technology, Inc.*	5,175	445,412

NVIDIA Corp.	1,825	1,095,694

ON Semiconductor Corp.*	1,586	61,854

QUALCOMM, Inc.	3,350	464,980

Renesas Electronics Corp.*	13,100	152,806

Rohm Co. Ltd.	400	39,632

STMicroelectronics NV	2,675	100,292

SUMCO Corp.	2,600	67,364

Teradyne, Inc.	900	112,572

Texas Instruments, Inc.	6,175	1,114,649

Tokyo Electron Ltd.	1,200	530,479
		9,066,804

Software – 8.3%

Adobe, Inc.*	2,775	1,410,643

Autodesk, Inc.*	1,375	401,376

Crowdstrike Holdings, Inc., Class A*	425	88,617

Dassault Systemes SE	678	157,481

Fortinet, Inc.*	260	53,100

Intuit, Inc.	1,200	494,592

Microsoft Corp.	33,900	8,548,902

NortonLifeLock, Inc.	3,120	67,423

Oracle Corp.	12,714	963,594

Sage Group plc (The)	5,356	47,312

salesforce.com, Inc.*	3,925	904,006

SAP SE	4,725	664,126

SimCorp A/S	442	58,498

Splunk, Inc.*	350	44,247

Synopsys, Inc.*	825	203,825

Xero Ltd.*	50	5,467
		14,113,209

Specialty Retail – 2.3%

Best Buy Co., Inc.	1,404	163,243

Burlington Stores, Inc.*	442	144,238

H & M Hennes & Mauritz AB, Class B*	3,432	84,747

Home Depot, Inc. (The)	7,650	2,476,076

See Accompanying Notes to the Financial Statements.

208	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – (continued)

Industria de Diseno Textil SA(b)	3,450	$123,015

Kingfisher plc*	9,672	47,847

Lowe’s Cos., Inc.	2,300	451,375

TJX Cos., Inc. (The)	6,214	441,194
		3,931,735

Technology Hardware, Storage & Peripherals – 5.6%

Apple, Inc.	65,750	8,643,495

Canon, Inc.(b)	5,000	119,070

Dell Technologies, Inc., Class C*	650	63,915

Hewlett Packard Enterprise Co.	4,342	69,559

HP, Inc.	10,575	360,713

Logitech International SA (Registered)	260	29,191

NetApp, Inc.	624	46,607

Seiko Epson Corp.(b)	5,000	84,992

Western Digital Corp.*	2,964	209,347
		9,626,889

Textiles, Apparel & Luxury Goods – 1.5%

adidas AG*	962	297,447

Asics Corp.	2,600	41,270

Burberry Group plc*	910	25,967

EssilorLuxottica SA – IM	282	46,942

EssilorLuxottica SA – MO	1,252	208,591

Hermes International	130	163,380

Kering SA	390	312,910

Lululemon Athletica, Inc.*	520	174,340

LVMH Moet Hennessy Louis Vuitton SE	1,430	1,077,962

Moncler SpA*	1,456	89,424

Pandora A/S	546	62,045

Shenzhou International Group Holdings Ltd.	2,600	57,176

Swatch Group AG (The)	260	79,706
		2,637,160

Tobacco – 0.1%

Imperial Brands plc	3,675	76,705

Japan Tobacco, Inc.	2,700	50,490
		127,195

Investments	Shares	Value

Trading Companies & Distributors – 0.5%

Brenntag SE	572	$51,423

Bunzl plc	1,326	42,722

Electrocomponents plc	21	310

Ferguson plc	390	49,310

ITOCHU Corp.(b)	5,300	165,248

Marubeni Corp.	10,000	83,125

Mitsui & Co. Ltd.(b)	10,400	219,170

Rexel SA*	189	3,724

Sojitz Corp.	23,700	70,685

Sumitomo Corp.	10,000	136,133

Toyota Tsusho Corp.	2,600	109,894
		931,744

Transportation Infrastructure – 0.3%

Aena SME SA* (c)	286	49,818

Aeroports de Paris* (b)	42	5,395

Auckland International Airport Ltd.* (b)	6,906	37,609

Flughafen Zurich AG (Registered)* (b)	130	23,405

Getlink SE	2,626	41,822

Transurban Group(b)	25,100	274,735
		432,784

Water Utilities – 0.1%

American Water Works Co., Inc.	775	120,892

Pennon Group plc	1,650	23,622

Severn Trent plc	1,768	60,634
		205,148

Wireless Telecommunication Services – 0.2%

Vodafone Group plc	156,925	297,226
Total Common Stocks (Cost $121,457,437)		167,502,893
	Number of Warrants

WARRANTS – 0.0%(a)

Textiles, Apparel & Luxury Goods – 0.0%(a)

Cie Financiere Richemont SA, expiring 11/22/2023, price 67.00 CHF*

(Cost $—)	4,830	2,065

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	209

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Number of Rights	Value

RIGHTS – 0.0%

Capital Markets – 0.0%

Credit Suisse Group AG, expiring 5/6/2021, price 1,000.00 CHF* ‡ (d) (Cost $—)	12,075	$—
	Principal Amount

SECURITIES LENDING REINVESTMENTS(e) – 1.8%

REPURCHASE AGREEMENTS – 1.8%

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $900,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% –3.00%, maturing 5/15/2023 –2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $915,740	$900,000	900,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $2,105,671, collateralized by various U.S. Treasury Securities, ranging from 0.88% –5.00%, maturing 1/15/2028 –2/15/2047; total market value $2,124,666	2,105,671	2,105,671
		3,005,671
Total Securities Lending Reinvestments (Cost $3,005,671)		3,005,671
Total Investments – 100.0% (Cost $124,463,108)		170,510,629

Liabilities in excess of other assets – 0.0%		(70,373)
NET ASSETS – 100.0%		$170,440,256
*	Non-income producing security.

‡	Value determined using significant unobservable inputs.

(a)	Represents less than 0.05% of net assets.

(b)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $4,528,506, collateralized in the form of cash with a value of $3,005,671 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $614,666 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from May 13, 2021 – February 15, 2051 and $1,334,552 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from July 7, 2021 – September 20, 2117; a total value of $4,954,889.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)

Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021 amounted to $31,787, which represents approximately 0.02% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $3,005,671.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

DI – Depositary Interest

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,044,806
Aggregate gross unrealized depreciation	(910,729)
Net unrealized appreciation	$46,134,077
Federal income tax cost	$124,498,644

See Accompanying Notes to the Financial Statements.

210	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
EURO STOXX 50 Index	1	06/18/2021	EUR	$47,430	$(391)
MSCI EAFE E-Mini Index	9	06/18/2021	USD	1,015,785	15,278
S&P 500 E-Mini Index	8	06/18/2021	USD	1,669,760	107,120
					$122,007

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of April 30, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	46,596	JPMorgan Chase Bank	AUD	60,000	06/16/2021	$240
USD	69,788	Citibank NA	GBP	50,000	06/16/2021	552
Total unrealized appreciation						$792
USD	119,782	Morgan Stanley	EUR	100,000	06/16/2021	$(707)
Total unrealized depreciation						$(707)
Net unrealized appreciation						$85

Abbreviations:

AUD – Australian Dollar

EUR – Euro

GBP – British Pound

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	211

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

FlexShares® STOXX® Global ESG Select Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2021:

Australia	3.6%
Austria	0.1
Belgium	0.2
Canada	1.6
Denmark	0.9
Finland	0.5
France	4.8
Germany	2.8
Hong Kong	0.6
Ireland	0.2
Italy	1.0
Japan	8.2
Luxembourg	0.1
Netherlands	1.6
New Zealand	0.1
Norway	0.4
Portugal	0.0 †
Singapore	0.1
Spain	1.0
Sweden	1.2
Switzerland	4.0
United Kingdom	6.0
United States	59.2
Other[1]	1.8
100.0%

†	Amount represents less than 0.05%.

1	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

212	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.1%

Building Products – 0.2%

UFP Industries, Inc.	114,576	$9,628,967

Chemicals – 15.0%

CF Industries Holdings, Inc.	1,126,664	54,789,670

Corteva, Inc.	4,108,368	200,324,024

FMC Corp.	712,008	84,187,826

ICL Group Ltd.	3,808,288	24,481,726

Mosaic Co. (The)	1,762,288	61,997,292

Nutrien Ltd.(a)	3,109,920	171,523,388

PI Industries Ltd.	436,480	14,800,162

SABIC Agri-Nutrients Co.	1,153,450	32,295,739

Scotts Miracle-Gro Co. (The)	229,152	52,970,776

UPL Ltd.	2,828,936	23,178,389

Yara International ASA(a)	930,248	48,672,252
		769,221,244

Equity Real Estate Investment Trusts (REITs) – 1.3%

Rayonier, Inc.(a)	280,984	10,194,100

Weyerhaeuser Co.	1,505,856	58,382,037
		68,576,137

Food Products – 15.3%

a2 Milk Co. Ltd. (The)* (a)	4,318,424	23,703,290

Archer-Daniels-Midland Co.	3,093,552	195,295,938

Bakkafrost P/F	253,704	20,172,464

Bunge Ltd.(a)	763,840	64,483,373

Cal-Maine Foods, Inc.(a)	190,960	7,134,266

Charoen Pokphand Foods PCL, NVDR	19,641,600	18,293,260

Charoen Pokphand Indonesia Tbk. PT	37,646,400	18,373,632

International Holdings Co. PJSC*	1,793,954	44,297,572

IOI Corp. Bhd.	18,550,400	18,521,418

Kuala Lumpur Kepong Bhd.	3,404,300	18,283,029

Mowi ASA	2,485,208	61,500,537

Muyuan Foods Co. Ltd., Class A	1,854,900	32,420,264

PPB Group Bhd.	4,092,000	18,480,129

QL Resources Bhd.	6,547,200	9,669,602

Salmar ASA	297,352	20,679,568

Investments	Shares	Value

Food Products – (continued)

Sime Darby Plantation Bhd.	14,458,400	$16,024,103

Tongwei Co. Ltd., Class A	2,728,060	14,851,202

Tyson Foods, Inc., Class A	1,544,048	119,586,518

Wilmar International Ltd.	16,368,000	64,222,008
		785,992,173

Metals & Mining – 31.2%

Agnico Eagle Mines Ltd.	469,216	29,300,254

Anglo American plc	2,651,616	112,708,756

AngloGold Ashanti Ltd.(a)	747,472	15,467,247

B2Gold Corp.	2,035,088	9,793,303

Barrick Gold Corp.	3,311,792	70,505,473

BHP Group Ltd.(a)	6,083,440	224,149,610

Boliden AB(a)	567,424	22,131,264

Evolution Mining Ltd.	3,633,696	12,995,708

First Quantum Minerals Ltd.(a)	1,129,392	26,008,515

Fortescue Metals Group Ltd.	3,947,416	68,881,010

Franco-Nevada Corp.	362,824	50,501,019

Freeport-McMoRan, Inc.	2,850,760	107,502,160

Glencore plc*	22,503,272	91,975,185

Gold Fields Ltd.	1,579,512	14,937,725

Grupo Mexico SAB de CV, Series B	6,001,600	27,240,651

Impala Platinum Holdings Ltd.	1,317,624	24,661,344

Kinross Gold Corp.	2,359,720	16,592,081

Kirkland Lake Gold Ltd.(a)	523,776	19,444,684

MMC Norilsk Nickel PJSC	28,416	9,712,187

MMC Norilsk Nickel PJSC, ADR	934,044	31,692,113

Newcrest Mining Ltd.	1,677,720	34,368,722

Newmont Corp.	1,497,672	93,469,709

Northern Star Resources Ltd.	2,474,296	20,087,447

Pan American Silver Corp.(a)	447,392	14,212,388

Rio Tinto plc	2,370,632	199,430,031

Royal Gold, Inc.	125,488	14,037,088

South32 Ltd.	9,689,856	21,556,596

Sumitomo Metal Mining Co. Ltd.	625,900	26,563,744

Teck Resources Ltd., Class B(a)	911,152	19,264,399

Vale SA	6,880,495	138,263,041

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	213

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Metals & Mining – (continued)

Wheaton Precious Metals Corp.	859,320	$35,617,564
		1,603,071,018

Multi-Utilities – 1.3%

Suez SA(a)	1,042,096	24,913,877

Veolia Environnement SA	1,358,544	43,322,151
		68,236,028

Oil, Gas & Consumable Fuels – 26.3%

BP plc	22,964,304	96,339,539

Cabot Oil & Gas Corp.(a)	471,944	7,867,307

Canadian Natural Resources Ltd.	1,252,152	37,975,769

Chevron Corp.	2,116,928	218,191,769

China Petroleum & Chemical Corp., Class H	31,212,000	15,552,050

ConocoPhillips	1,451,296	74,219,277

Eni SpA	2,943,512	35,185,960

EOG Resources, Inc.(a)	613,800	45,200,232

Equinor ASA	1,224,872	24,989,264

Exxon Mobil Corp.	4,048,352	231,727,669

Gazprom PJSC	13,803,680	42,306,678

Hess Corp.	308,264	22,968,751

LUKOIL PJSC	230,548	17,800,190

LUKOIL PJSC, ADR	170,468	13,071,486

Novatek PJSC	1,020,272	18,454,962

Occidental Petroleum Corp.	930,248	23,591,089

PetroChina Co. Ltd., Class H	24,342,000	8,869,472

Petroleo Brasileiro SA (Preference)	5,728,800	24,941,571

Pioneer Natural Resources Co.(a)	231,880	35,670,100

PTT PCL, NVDR	10,366,400	13,316,933

Repsol SA	1,819,576	21,768,251

Rosneft Oil Co. PJSC	2,537,040	17,759,829

Royal Dutch Shell plc, Class A	4,664,880	88,162,070

Saudi Arabian Oil Co.(b)	2,344,896	22,135,228

Suncor Energy, Inc.	1,658,624	35,445,639

Tatneft PJSC	1,636,800	11,057,891

TOTAL SE	2,927,144	129,760,104

Investments	Shares	Value

Oil, Gas & Consumable Fuels – (continued)

Woodside Petroleum Ltd.	1,167,584	$20,617,440
		1,354,946,520

Paper & Forest Products – 3.6%

Canfor Corp.* (a)	130,944	3,267,746

Dongwha Enterprise Co. Ltd.*	13,640	886,566

Duratex SA	545,600	2,383,433

Holmen AB, Class B(a)	196,416	9,268,248

Mondi plc	979,352	26,644,650

Oji Holdings Corp.	2,071,500	13,057,623

Stella-Jones, Inc.	130,944	5,471,079

Stora Enso OYJ, Class R	1,298,528	24,901,267

Suzano SA*	1,504,393	19,041,826

Svenska Cellulosa AB SCA, Class B	1,211,232	21,271,673

UPM-Kymmene OYJ	1,107,568	43,398,601

West Fraser Timber Co. Ltd.	180,048	13,889,250
		183,481,962

Trading Companies & Distributors – 0.8%

Mitsui & Co. Ltd.	1,990,200	41,941,592

Water Utilities – 4.1%

American States Water Co.(a)	95,480	7,561,061

American Water Works Co., Inc.	485,584	75,746,248

Beijing Enterprises Water Group Ltd.* (a)	13,724,000	5,247,981

California Water Service Group(a)	133,672	7,853,230

China Water Affairs Group Ltd.(a)	1,490,000	1,208,598

Cia de Saneamento Basico do Estado de Sao Paulo*	937,933	7,395,931

Cia de Saneamento do Parana*	545,600	2,121,959

Essential Utilities, Inc.	570,152	26,871,264

Guangdong Investment Ltd.	7,245,576	11,157,302

Pennon Group plc	1,003,904	14,372,138

Severn Trent plc	616,528	21,144,015

SJW Group(a)	70,928	4,649,330

See Accompanying Notes to the Financial Statements.

214	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – (continued)

United Utilities Group plc	1,707,728	$22,892,458
		208,221,515
Total Common Stocks (Cost $4,111,739,406)		5,093,317,156
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 0.7%

CERTIFICATES OF DEPOSIT – 0.2%

Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.08%), 0.27%, 7/21/2021(d)	$2,000,000	2,000,044

Cooperatieve Rabobank UA, London (ICE LIBOR USD 3 Month + 0.08%), 0.27%, 7/30/2021(d)	3,000,000	3,000,600

Nordea Bank Abp, New York Branch (ICE LIBOR USD 3 Month + 0.03%), 0.24%, 10/7/2021(d)	5,000,000	5,002,000

Royal Bank of Canada, New York (ICE LIBOR USD 3 Month + 0.04%), 0.24%, 10/5/2021(d)	2,000,000	2,000,436
Total Certificates Of Deposit (Cost $11,999,854)		12,003,080

REPURCHASE AGREEMENTS – 0.5%

BofA Securities, Inc., 0.50%, dated 4/30/2021, due 8/2/2021, repurchase price $8,000,000, collateralized by various Common Stocks; total market value $8,712,122	8,000,000	8,000,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $400,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% –3.00%, maturing 5/15/2023 – 2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $406,995	$400,000	$400,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $763,701, collateralized by various U.S. Treasury Securities, ranging from 0.88% – 5.00%, maturing 1/15/2028 – 2/15/2047; total market value $770,590	763,701	763,701

Deutsche Bank AG, London Branch, 0.15%, dated 4/30/2021, due 5/3/2021, repurchase price $500,000, collateralized by various U.S. Treasury Securities, 0.13%, maturing 7/15/2030; Foreign Government Fixed Income Securities, ranging from 0.25% – 3.13%, maturing 7/23/2021 – 2/14/2031; total market value $507,714	500,000	500,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	215

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

NBC Global Finance Ltd., 0.19%, dated 4/30/2021, due 5/3/2021, repurchase price $15,000,000, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 1/31/2023 – 8/15/2050; Common Stocks; total market value $16,473,977	$15,000,000	$15,000,000
Total Repurchase Agreements (Cost $24,663,701)		24,663,701
Total Securities Lending Reinvestments (Cost $36,663,555)		36,666,781
Total Investments – 99.8% (Cost $4,148,402,961)		5,129,983,937

Other assets less liabilities—0.2%		12,498,759
NET ASSETS – 100.0%		$5,142,482,696

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $126,528,187, collateralized in the form of cash with a value of $36,663,531 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $71,126,696 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from May 13, 2021 – February 15, 2051 and $27,966,718 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from July 7, 2021 – September 20, 2117; a total value of $135,756,945.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $36,666,781.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2021.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

USD – US Dollar

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,088,213,055
Aggregate gross unrealized depreciation	(128,932,976)
Net unrealized appreciation	$959,280,079
Federal income tax cost	$4,171,864,560

See Accompanying Notes to the Financial Statements.

216	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	3	06/18/2021	EUR	$142,289	$5,610
FTSE 100 Index	158	06/18/2021	GBP	15,176,399	392,445
FTSE/JSE Top 40 Index	30	06/17/2021	ZAR	1,269,502	(19,512)
Hang Seng Index	2	05/28/2021	HKD	367,330	(4,140)
MSCI Emerging Markets E-Mini Index	35	06/18/2021	USD	2,339,050	14,189
S&P Midcap 400 E-Mini Index	26	06/18/2021	USD	7,072,780	259,418
S&P/TSX 60 Index	85	06/17/2021	CAD	15,689,969	360,942
SPI 200 Index	52	06/17/2021	AUD	7,031,304	213,823
TOPIX Index	5	06/10/2021	JPY	869,814	(8,664)
					$1,214,111

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	464,184	BNP Paribas SA	USD	358,300	06/16/2021	$332
AUD	800,000	Citibank NA	USD	614,153	06/16/2021	3,933
AUD	450,000	Morgan Stanley	USD	342,081	06/16/2021	5,592
BRL*	13,310,000	Morgan Stanley	USD	2,393,756	06/16/2021	50,603
CAD	2,260,000	JPMorgan Chase Bank	USD	1,803,909	06/16/2021	33,359
CAD	380,000	Morgan Stanley	USD	300,933	06/16/2021	7,988
CAD	5,264,539	Toronto-Dominion Bank (The)	USD	4,184,674	06/16/2021	95,133
EUR	1,108,602	Morgan Stanley	USD	1,327,910	06/16/2021	7,838
GBP	1,285,000	JPMorgan Chase Bank	USD	1,772,770	06/16/2021	6,582
GBP	320,000	Morgan Stanley	USD	438,882	06/16/2021	4,226
MYR*	2,484,831	Goldman Sachs & Co.	USD	600,562	06/16/2021	4,881
NOK	16,831,048	BNP Paribas SA	USD	1,987,745	06/16/2021	38,216
NZD	276,346	BNP Paribas SA	USD	198,104	06/16/2021	141
SEK	4,000,000	Toronto-Dominion Bank (The)	USD	467,281	06/16/2021	5,964
SGD	900,000	Citibank NA	USD	670,048	06/16/2021	6,329
SGD	149,915	Goldman Sachs & Co.	USD	111,428	06/16/2021	1,238
USD	3,819,820	JPMorgan Chase Bank	AUD	4,918,630	06/16/2021	19,649
USD	1,648,731	Citibank NA	GBP	1,181,242	06/16/2021	13,052
USD	1,000,319	JPMorgan Chase Bank	GBP	720,000	06/16/2021	3,327
USD	5,550,120	Toronto-Dominion Bank (The)	GBP	4,000,000	06/16/2021	11,277
USD	640,023	Toronto-Dominion Bank (The)	HKD	4,967,495	06/16/2021	369
USD	1,900,249	Toronto-Dominion Bank (The)	JPY	206,700,000	06/16/2021	8,538
USD	16,274	Goldman Sachs & Co.	RUB*	1,215,850	06/16/2021	175
USD	219,856	Morgan Stanley	SEK	1,857,739	06/16/2021	65

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	217

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	1,696,615	JPMorgan Chase Bank	SGD	2,250,000	06/16/2021	$5,673
Total unrealized appreciation						$334,480
AUD	6,000,000	Morgan Stanley	USD	4,646,330	06/16/2021	$(10,684)
GBP	198,713	Bank of New York	USD	276,391	06/16/2021	(1,231)
INR*	6,925,711	Citibank NA	USD	93,598	06/16/2021	(750)
JPY	22,715,753	BNP Paribas SA	USD	210,312	06/16/2021	(2,418)
JPY	168,022,649	Morgan Stanley	USD	1,548,063	06/16/2021	(10,326)
USD	1,606,289	Citibank NA	BRL*	9,450,760	06/16/2021	(129,328)
USD	5,351,492	Toronto-Dominion Bank (The)	CAD	6,700,000	06/16/2021	(95,273)
USD	1,040,852	Morgan Stanley	CHF	961,534	06/16/2021	(14,650)
USD	358,178	Citibank NA	EUR	300,000	06/16/2021	(3,290)
USD	2,826,743	Toronto-Dominion Bank (The)	EUR	2,400,000	06/16/2021	(65,003)
USD	1,129,476	Morgan Stanley	JPY	124,500,000	06/16/2021	(9,943)
USD	307,860	Citibank NA	KRW*	350,052,156	06/16/2021	(6,842)
USD	31,462	BNP Paribas SA	MXN	670,000	06/16/2021	(1,584)
USD	1,006,342	Toronto-Dominion Bank (The)	NOK	8,600,000	06/16/2021	(28,844)
USD	120,427	Morgan Stanley	SEK	1,024,544	06/16/2021	(788)
USD	135,536	BNP Paribas SA	ZAR	2,080,000	06/17/2021	(6,935)
Total unrealized depreciation						$(387,889)
Net unrealized depreciation						$(53,409)

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

218	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2021:

Australia	7.8%
Brazil	3.8
Canada	10.9
China	1.7
Finland	1.3
France	3.9
India	0.7
Indonesia	0.4
Israel	0.5
Italy	0.7
Japan	1.6
Malaysia	1.6
Mexico	0.5
New Zealand	0.5
Norway	3.4
Russia	3.1
Saudi Arabia	1.1
Singapore	1.2
South Africa	1.1
South Korea	0.0 †
Spain	0.4
Sweden	1.0
Thailand	0.6
United Arab Emirates	0.9
United Kingdom	13.1
United States	37.3
Other1	0.9
100.0%

†	Amount represents less than 0.05%.

1	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	219

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.1%

Air Freight & Logistics – 3.6%

bpost SA* (a)	133,770	$1,424,331

Deutsche Post AG (Registered)	1,344,070	79,208,773

Oesterreichische Post AG(a)	43,680	1,937,646

Pos Malaysia Bhd.*	546,000	116,627

PostNL NV	644,280	3,373,016

Royal Mail plc*	1,175,720	8,074,102

Singapore Post Ltd.	1,820,000	1,053,367
		95,187,862

Commercial Services & Supplies – 3.9%

Befesa SA(b)	48,230	3,379,050

Biffa plc* (b)	416,780	1,595,551

Bingo Industries Ltd.(a) (b)	612,430	1,613,174

Casella Waste Systems, Inc., Class A*	20,930	1,404,612

China Everbright Environment Group Ltd.	4,550,000	2,864,675

Clean Harbors, Inc.*	20,930	1,861,933

Cleanaway Co. Ltd.	100,000	631,869

Cleanaway Waste Management Ltd.	2,812,810	6,192,352

CoreCivic, Inc., REIT* (a)	49,140	381,818

Covanta Holding Corp.	49,140	739,065

Daiseki Co. Ltd.	37,700	1,417,565

Insun ENT Co. Ltd.*	46,410	571,598

Koentec Co. Ltd.	29,120	237,180

Lassila & Tikanoja OYJ(a)	50,050	871,218

Republic Services, Inc.	87,360	9,286,368

Shanghai Youngsun Investment Co. Ltd., Class B* ^ ‡ (c)	57,800	—

Stericycle, Inc.*	37,310	2,846,007

US Ecology, Inc.* (a)	12,740	540,940

Waste Connections, Inc.(a)	360,360	42,890,515

Waste Management, Inc.	172,900	23,855,013
		103,180,503

Diversified Financial Services – 0.1%

Metro Pacific Investments Corp.	17,290,000	1,454,299

Investments	Shares	Value

Diversified Telecommunication Services – 12.6%

AT&T, Inc.	2,905,630	$91,265,838

BCE, Inc.	456,820	21,574,737

BT Group plc*	4,428,060	10,112,871

Cellnex Telecom SA(a) (b)	247,425	14,023,656

China Tower Corp. Ltd., Class H(b)	21,840,000	3,149,385

Deutsche Telekom AG (Registered)	1,638,000	31,549,191

Hellenic Telecommunications Organization SA	119,210	2,024,856

HKT Trust & HKT Ltd.	1,820,000	2,643,234

Indus Towers Ltd.	689,780	2,351,338

Infrastrutture Wireless Italiane SpA(a) (b)	169,260	1,976,425

Liberty Global plc, Class C*	158,340	4,284,680

Lumen Technologies, Inc.(a)	410,422	5,265,714

Nippon Telegraph & Telephone Corp.	1,183,000	29,817,163

Spark New Zealand Ltd.	936,390	2,956,183

Swisscom AG (Registered)(a)	12,740	6,918,614

Telecom Italia SpA	5,152,420	2,830,193

Telesites SAB de CV* (a)	1,729,000	1,639,484

Verizon Communications, Inc.	1,686,230	97,447,232
		331,830,794

Electric Utilities – 13.7%

American Electric Power Co., Inc.	202,930	18,001,920

Duke Energy Corp.	300,300	30,237,207

Enel SpA	7,401,940	73,662,735

Eversource Energy	140,140	12,082,871

Exelon Corp.	396,760	17,830,394

Iberdrola SA	5,583,760	75,518,640

NextEra Energy, Inc.	796,250	61,717,338

Orsted A/S(b)	180,180	26,313,954

Southern Co. (The)	431,340	28,541,768

Xcel Energy, Inc.	222,040	15,831,452
		359,738,279

Equity Real Estate Investment Trusts (REITs) – 5.6%

American Tower Corp.	181,090	46,136,299

See Accompanying Notes to the Financial Statements.

220	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

CoreSite Realty Corp.(a)	17,290	$2,100,562

Crown Castle International Corp.	175,630	33,204,608

CyrusOne, Inc.	49,140	3,578,866

Digital Realty Trust, Inc.	114,660	17,693,185

Equinix, Inc.	36,400	26,235,664

GEO Group, Inc. (The)(a)	49,140	270,761

Keppel DC REIT	637,022	1,288,026

QTS Realty Trust, Inc., Class A(a)	26,390	1,754,671

SBA Communications Corp.	45,500	13,637,260
		145,899,902

Gas Utilities – 1.1%

APA Group	961,870	7,452,255

Beijing Enterprises Holdings Ltd.	455,000	1,487,991

Enagas SA	224,770	4,902,876

Infraestructura Energetica Nova SAB de CV*	455,000	1,956,943

Petronas Gas Bhd.	455,000	1,748,291

Snam SpA	2,020,845	11,385,004
		28,933,360

Health Care Providers & Services – 3.1%

Acadia Healthcare Co., Inc.*	36,400	2,217,488

Apollo Hospitals Enterprise Ltd.	159,250	6,874,371

Bangkok Dusit Medical Services PCL, NVDR	16,016,000	11,161,693

Bumrungrad Hospital PCL, NVDR	728,000	3,132,943

Encompass Health Corp.	40,040	3,397,794

Fortis Healthcare Ltd.*	708,890	2,016,445

HCA Healthcare, Inc.	110,110	22,138,717

IHH Healthcare Bhd.	3,185,000	4,183,014

Life Healthcare Group Holdings Ltd.*	1,684,410	2,210,661

Mitra Keluarga Karyasehat Tbk. PT(b)	7,462,000	1,353,440

Netcare Ltd.*	1,629,810	1,691,879

Ramsay Health Care Ltd.	254,800	13,249,940

Investments	Shares	Value

Health Care Providers & Services – (continued)

Tenet Healthcare Corp.*	42,770	$2,534,550

Universal Health Services, Inc., Class B	31,850	4,726,859
		80,889,794

IT Services – 0.2%

Fastly, Inc., Class A* (a)	39,130	2,499,233

NEXTDC Ltd.*	229,320	2,053,032
		4,552,265

Media – 6.5%

Altice USA, Inc., Class A*	101,010	3,667,673

Cable One, Inc.	2,145	3,839,550

Charter Communications, Inc., Class A*	56,420	37,996,049

Comcast Corp., Class A	1,862,770	104,594,536

DISH Network Corp., Class A*	105,560	4,728,032

Liberty Broadband Corp., Class C*	60,970	9,921,038

Shaw Communications, Inc., Class B	244,790	7,083,827
		171,830,705

Multi-Utilities – 9.4%

Consolidated Edison, Inc.	140,140	10,848,238

Dominion Energy, Inc.	333,970	26,684,203

DTE Energy Co.	78,260	10,957,965

E.ON SE	2,012,920	24,294,533

Engie SA	1,778,258	26,480,051

Keppel Infrastructure Trust	5,278,000	2,181,975

National Grid plc	3,379,740	42,610,790

Public Service Enterprise Group, Inc.	206,570	13,046,961

RWE AG	643,370	24,427,377

Sempra Energy	117,390	16,149,342

Suez SA(a)	551,460	13,184,013

Veolia Environnement SA	741,650	23,650,226

WEC Energy Group, Inc.	130,130	12,644,732
		247,160,406

Oil, Gas & Consumable Fuels – 7.4%

Antero Midstream Corp.(a)	138,320	1,195,085

Enbridge, Inc.	1,929,200	74,348,376

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	221

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Equitrans Midstream Corp.	166,530	$1,358,885

Inter Pipeline Ltd.(a)	408,590	5,951,823

Keyera Corp.(a)	210,210	4,803,287

Kinder Morgan, Inc.	819,910	13,979,465

Koninklijke Vopak NV(a)	59,150	2,712,902

ONEOK, Inc.	179,270	9,382,992

Pembina Pipeline Corp.(a)	524,160	16,165,364

Petronet LNG Ltd.	714,350	2,314,061

Targa Resources Corp.	93,730	3,251,494

TC Energy Corp.	889,070	43,947,607

Transneft PJSC (Preference)	1,820	3,437,518

Williams Cos., Inc. (The)	495,040	12,059,174
		194,908,033

Road & Rail – 17.0%

Aurizon Holdings Ltd.	2,534,350	7,341,220

Canadian National Railway Co.	970,970	104,445,180

Canadian Pacific Railway Ltd.(a)	182,910	68,202,444

Central Japan Railway Co.	283,600	41,474,278

CSX Corp.	310,310	31,263,732

East Japan Railway Co.(a)	521,800	35,703,236

Kansas City Southern	37,310	10,902,355

Keikyu Corp.(a)	364,000	4,655,524

Keisei Electric Railway Co. Ltd.(a)	225,800	7,044,307

MTR Corp. Ltd.	2,275,000	12,683,070

Norfolk Southern Corp.	102,830	28,714,249

Odakyu Electric Railway Co. Ltd.(a)	455,000	12,300,672

Tobu Railway Co. Ltd.	273,000	7,018,252

Union Pacific Corp.	273,910	60,832,672

West Japan Railway Co.	273,000	15,065,514
		447,646,705

Transportation Infrastructure – 7.2%

Adani Ports & Special Economic Zone Ltd.*	1,041,950	10,269,339

Aena SME SA* (b)	100,100	17,436,405

Aeroports de Paris* (a)	36,400	4,675,415

Airports of Thailand PCL, NVDR	5,824,000	11,596,564

Investments	Shares	Value

Transportation Infrastructure – (continued)

ASTM SpA*	82,810	$2,571,916

Atlantia SpA*	693,420	13,543,640

Atlas Arteria Ltd.(a)	1,309,490	6,109,554

Auckland International Airport Ltd.* (a)	1,648,920	8,979,730

Bangkok Expressway & Metro PCL, NVDR*	11,830,000	3,039,422

CCR SA	1,638,000	3,635,136

China Merchants Port Holdings Co. Ltd.	1,820,000	2,919,742

COSCO SHIPPING Ports Ltd.	1,820,000	1,530,170

Getlink SE	596,960	9,507,349

Grupo Aeroportuario del Pacifico SAB de CV, Class B*	568,750	5,870,604

Grupo Aeroportuario del Sureste SAB de CV, Class B* (a)	273,000	4,636,176

International Container Terminal Services, Inc.	2,411,500	6,505,791

Japan Airport Terminal Co. Ltd.	109,100	4,900,791

Promotora y Operadora de Infraestructura SAB de CV	313,950	2,436,032

Qube Holdings Ltd.	2,380,560	5,534,979

Shenzhen International Holdings Ltd.	1,820,000	3,032,220

Sydney Airport*	3,684,590	17,617,740

Transurban Group(a)	3,741,010	40,947,661

Westports Holdings Bhd.	1,274,000	1,337,321

Westshore Terminals Investment Corp.(a)	56,420	920,001
		189,553,698

Water Utilities – 2.5%

Aguas Andinas SA, Class A	3,639,090	1,029,237

American States Water Co.(a)	14,560	1,153,006

American Water Works Co., Inc.	72,800	11,356,072

Beijing Enterprises Water Group Ltd.* (a)	5,460,000	2,087,873

California Water Service Group	20,930	1,229,637

See Accompanying Notes to the Financial Statements.

222	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Water Utilities – (continued)

Cia de Saneamento Basico do Estado de Sao Paulo*	455,000	$3,587,835

Cia de Saneamento de Minas Gerais-COPASA	273,000	845,884

Cia de Saneamento do Parana (Preference)*	1,365,000	1,071,822

Essential Utilities, Inc.(a)	90,090	4,245,942

Guangdong Investment Ltd.	3,640,000	5,605,155

Middlesex Water Co.(a)	7,280	597,106

Pennon Group plc	576,940	8,259,616

Severn Trent plc	330,330	11,328,768

SJW Group(a)	11,830	775,456

TTW PCL, NVDR	2,093,000	779,729

United Utilities Group plc	930,020	12,467,116

WHA Utilities and Power PCL, NVDR	1,456,000	223,514
		66,643,768

Wireless Telecommunication Services – 5.2%

KDDI Corp.	845,200	25,563,617

SoftBank Group Corp.	665,900	60,220,681

T-Mobile US, Inc.*	197,470	26,091,711

Vodafone Group plc	13,552,630	25,669,554
		137,545,563
Total Common Stocks (Cost $2,134,286,524)		2,606,955,936
	Principal Amount

SECURITIES LENDING REINVESTMENTS(d) – 0.6%

REPURCHASE AGREEMENTS – 0.6%
BofA Securities, Inc., 0.50%, dated 4/30/2021, due 8/2/2021, repurchase price $2,000,000, collateralized by various Common Stocks; total market value $2,178,031	$2,000,000	2,000,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)
Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $2,057,745, collateralized by various U.S. Treasury Securities, ranging from 0.88% – 5.00%, maturing 1/15/2028 –2/15/2047; total market value $2,076,308	$2,057,745	$2,057,745

NBC Global Finance Ltd., 0.19%, dated 4/30/2021, due 5/3/2021, repurchase price $11,000,000, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 1/31/2023 – 8/15/2050; Common Stocks; total market value $12,080,917	11,000,000	11,000,000
		15,057,745
Total Securities Lending Reinvestments (Cost $15,057,745)		15,057,745
Total Investments – 99.7% (Cost $2,149,344,269)		2,622,013,681

Other assets less liabilities – 0.3%		8,249,555
NET ASSETS – 100.0%		$2,630,263,236

*	Non-income producing security.

^	Security subject to restrictions on resale.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $148,101,015, collateralized in the form of cash with a value of $15,057,745 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $111,634,045 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from May 13, 2021 – February 15, 2051 and $28,288,041 of collateral in the form of Foreign

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	223

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from July 7, 2021 – September 20, 2117; a total value of $154,979,831.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $15,057,745.

Percentages shown are based on Net Assets.

Abbreviations

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$509,686,367
Aggregate gross unrealized depreciation	(44,375,003)
Net unrealized appreciation	$465,311,364
Federal income tax cost	$2,157,474,012

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	86	06/18/2021	EUR	$4,078,956	$115,968
FTSE 100 Index	21	06/18/2021	GBP	2,017,116	48,149
S&P 500 E-Mini Index	36	06/18/2021	USD	7,513,920	411,064
S&P/TSX 60 Index	37	06/17/2021	CAD	6,829,751	126,737
SPI 200 Index	10	06/17/2021	AUD	1,352,174	42,297
TOPIX Index	12	06/10/2021	JPY	2,087,553	(18,752)
					$725,463

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

224	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	2,955,816	Toronto-Dominion Bank (The)	USD	2,356,427	06/16/2021	$46,504
EUR	1,510,130	Morgan Stanley	USD	1,800,061	06/16/2021	19,485
EUR	1,050,000	Toronto-Dominion Bank (The)	USD	1,252,876	06/16/2021	12,263
GBP	90,000	BNP Paribas SA	USD	123,602	06/16/2021	1,022
JPY	11,900,000	JPMorgan Chase Bank	USD	108,869	06/16/2021	40
USD	774,774	Toronto-Dominion Bank (The)	AUD	1,000,000	06/16/2021	2,166
USD	618,766	Toronto-Dominion Bank (The)	EUR	510,000	06/16/2021	4,828
USD	601,926	Citibank NA	GBP	431,253	06/16/2021	4,765
Total unrealized appreciation						$91,073
AUD	297,161	JPMorgan Chase Bank	USD	230,776	06/16/2021	$(1,187)
GBP	430,000	Toronto-Dominion Bank (The)	USD	596,638	06/16/2021	(1,212)
HKD	2,099,601	Toronto-Dominion Bank (The)	USD	270,517	06/16/2021	(156)
JPY	84,456,439	Morgan Stanley	USD	778,133	06/16/2021	(5,190)
JPY	110,200,000	Toronto-Dominion Bank (The)	USD	1,011,971	06/16/2021	(3,425)
USD	892,277	JPMorgan Chase Bank	CAD	1,120,000	06/16/2021	(18,227)
USD	263,045	Morgan Stanley	CHF	243,000	06/16/2021	(3,702)
USD	1,333,598	Morgan Stanley	JPY	147,000,000	06/16/2021	(11,742)
Total unrealized depreciation						$(44,841)
Net unrealized appreciation						$46,232

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD–Hong Kong Dollar

JPY – Japanese Yen

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	225

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2021:

Australia	4.1%
Austria	0.1
Belgium	0.1
Brazil	0.3
Canada	14.8
Chile	0.0	†
China	0.9
Denmark	1.0
Finland	0.0	†
France	2.9
Germany	6.2
Greece	0.1
Hong Kong	0.6
India	0.9
Indonesia	0.1
Italy	4.0
Japan	9.3
Malaysia	0.3
Mexico	0.6
Netherlands	0.2
New Zealand	0.5
Philippines	0.3
Russia	0.1
Singapore	0.2
South Africa	0.2
South Korea	0.0	†
Spain	4.3
Switzerland	0.3
Taiwan	0.0	†
Thailand	1.1
United Kingdom	4.6
United States	41.0
Other[1]	0.9
	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

226	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.3%

Equity Real Estate Investment Trusts (REITs) – 75.6%

AEON REIT Investment Corp.	678	$933,525

Alexandria Real Estate Equities, Inc.	58,760	10,641,436

alstria office REIT-AG	72,207	1,294,280

American Homes 4 Rent, Class A	125,769	4,658,484

American Tower Corp.	37,403	9,529,162

Argosy Property Ltd.	127,361	135,702

AvalonBay Communities, Inc.	63,054	12,106,368

Befimmo SA	17,854	759,765

Brandywine Realty Trust	81,699	1,105,387

Brookfield Property REIT, Inc., Class A	41,245	741,791

BWP Trust	292,896	934,402

Camden Property Trust	34,465	4,152,343

Canadian Apartment Properties REIT(a)	37,855	1,681,350

CapitaLand China Trust	757,100	785,326

CareTrust REIT, Inc.	43,957	1,062,880

CDL Hospitality Trusts	847,500	796,283

Centerspace	11,074	779,499

Charter Hall Group	210,406	2,275,394

Cominar REIT(a)	110,175	874,092

Corporate Office Properties Trust	50,624	1,419,497

Cousins Properties, Inc.(a)	67,122	2,461,364

Covivio(a)	7,232	645,976

Crombie REIT(a)	63,167	840,549

Cromwell European REIT(b)	1,367,999	782,229

Crown Castle International Corp.	24,069	4,550,485

CT REIT(a)	61,924	833,070

Derwent London plc	47,912	2,208,344

Dream Industrial REIT(a)	77,518	858,861

Dream Office REIT(a)	47,573	817,117

EastGroup Properties, Inc.	17,854	2,832,716

Equinix, Inc.	3,842	2,769,160

Equity Commonwealth	54,692	1,575,130

Equity Residential	168,031	12,472,941

Essex Property Trust, Inc.	20,679	6,007,663

First Capital REIT(a)	64,297	925,622

First Industrial Realty Trust, Inc.	58,082	2,890,741

Fortune REIT(a)	226,000	227,838

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

Frasers Logistics & Commercial Trust(b)	1,084,800	$1,198,629

Frontier Real Estate Investment Corp.	226	988,317

Fukuoka REIT Corp.	452	741,031

Gaming and Leisure Properties, Inc.	98,649	4,586,192

Gecina SA	20,679	3,028,280

GEO Group, Inc. (The)(a)	73,789	406,577

Getty Realty Corp.	16,724	528,144

Goodman Group	608,279	8,885,149

Goodman Property Trust(a)	578,560	925,710

Granite REIT(a)	15,368	983,017

Growthpoint Properties Australia Ltd.(a)	279,675	807,971

Heiwa Real Estate REIT, Inc.	565	851,338

Hibernia REIT plc	539,575	739,177

Highwoods Properties, Inc.	46,895	2,100,427

Hoshino Resorts REIT, Inc.(a)	155	910,388

Industrial Logistics Properties Trust	39,550	980,840

InterRent REIT(a)	73,676	919,303

Invincible Investment Corp.	2,712	973,844

Japan Logistics Fund, Inc.	380	1,088,148

Japan Metropolitan Fund Invest	2,373	2,338,156

Kenedix Retail REIT Corp.	339	867,776

Killam Apartment REIT(a)	54,240	835,072

Kimco Realty Corp.	195,377	4,102,917

Kite Realty Group Trust	49,268	1,025,267

Lexington Realty Trust	125,091	1,531,114

Life Storage, Inc.	32,770	3,147,886

LTC Properties, Inc.(a)	21,809	927,537

Macerich Co. (The)(a)	68,591	945,870

Mapletree Commercial Trust	971,800	1,599,701

Medical Properties Trust, Inc.	160,234	3,533,160

Mid-America Apartment Communities, Inc.	51,641	8,124,679

Monmouth Real Estate Investment Corp.	51,415	950,149

Mori Trust Sogo Reit, Inc.	565	814,121

National Health Investors, Inc.	20,227	1,484,864

NexPoint Residential Trust, Inc.	17,402	872,884

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	227

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

NorthWest Healthcare Properties REIT(a)	78,083	$828,942

NSI NV	19,662	800,016

NTT UD REIT Investment Corp.(a)	678	1,006,099

Office Properties Income Trust	30,623	849,788

Paramount Group, Inc.	99,779	1,058,655

Park Hotels & Resorts, Inc.*	81,925	1,827,747

Parkway Life REIT	259,900	814,629

Physicians Realty Trust	85,767	1,606,416

Piedmont Office Realty Trust, Inc., Class A	57,517	1,070,967

PotlatchDeltic Corp.	30,171	1,790,951

Prologis, Inc.	198,767	23,162,318

PS Business Parks, Inc.	9,266	1,504,520

Public Storage	65,314	18,363,684

Rayonier, Inc.(a)	61,585	2,234,304

Retail Opportunity Investments Corp.	60,229	1,060,030

Retail Properties of America, Inc., Class A(a)	96,615	1,133,294

RPT Realty	75,484	959,402

Sabra Health Care REIT, Inc.	93,451	1,698,005

Safestore Holdings plc	95,033	1,120,386

Scentre Group	1,857,833	3,903,426

Service Properties Trust	78,309	964,375

SITE Centers Corp.	77,292	1,140,057

SL Green Realty Corp.(a)	31,753	2,350,040

STAG Industrial, Inc.(a)	67,348	2,458,875

Summit Industrial Income REIT(a)	72,546	920,536

Tanger Factory Outlet Centers, Inc.(a)	61,020	1,064,799

VEREIT, Inc.	98,649	4,719,368

VICI Properties, Inc.(a)	242,272	7,680,022

Washington REIT	39,437	915,727

Waypoint REIT	432,903	832,646

Weingarten Realty Investors	54,918	1,776,048

Weyerhaeuser Co.	337,418	13,081,696

WP Carey, Inc.(a)	79,326	5,940,724
		275,748,899

Household Durables – 0.8%

Iida Group Holdings Co. Ltd.	67,800	1,651,813

Investments	Shares	Value

Household Durables – (continued)

Open House Co. Ltd.	27,400	$1,139,317
		2,791,130

Real Estate Management & Development – 21.9%

ADLER Group SA(a) (b)	35,821	1,059,922

Aeon Mall Co. Ltd.	45,200	717,047

Aroundtown SA	173,116	1,334,575

Ascendas India Trust	700,600	747,784

Atrium Ljungberg AB, Class B	38,081	796,680

CA Immobilien Anlagen AG(a)	29,041	1,274,276

CapitaLand Ltd.	1,096,100	3,064,862

Castellum AB(a)	106,446	2,594,509

CK Asset Holdings Ltd.	1,146,000	7,193,071

CLS Holdings plc	241,933	834,071

Daibiru Corp.	56,500	659,050

Deutsche Wohnen SE	142,493	7,718,988

DREAM Unlimited Corp., Class A	43,957	819,325

Entra ASA(b)	78,196	1,769,438

Fabege AB	119,328	1,781,647

Fastighets AB Balder, Class B*	25,877	1,492,501

Goldcrest Co. Ltd.(a)	45,200	656,259

Hang Lung Group Ltd.	452,000	1,190,109

Hang Lung Properties Ltd.	791,000	2,159,074

Heiwa Real Estate Co. Ltd.	22,600	768,117

Henderson Land Development Co. Ltd.	678,000	3,016,010

Howard Hughes Corp. (The)* (a)	18,645	2,012,541

Hufvudstaden AB, Class A	56,613	903,183

Hulic Co. Ltd.	135,600	1,543,263

Kojamo OYJ	55,709	1,209,137

Kungsleden AB	91,191	1,061,734

Melisron Ltd.*	15,368	931,552

Nomura Real Estate Holdings, Inc.	56,500	1,390,467

Platzer Fastigheter Holding AB, Class B	62,489	818,825

PSP Swiss Property AG (Registered)	13,108	1,618,289

Realogy Holdings Corp.*	53,675	927,504

S IMMO AG	35,482	922,606

Sirius Real Estate Ltd.	656,078	922,907

St Joe Co. (The)(a)	17,176	786,489

See Accompanying Notes to the Financial Statements.

228	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Real Estate Management & Development – (continued)

Sumitomo Realty & Development Co. Ltd.	140,600	$4,680,878

Sun Hung Kai Properties Ltd.	591,000	8,925,665

Swire Properties Ltd.	497,200	1,485,163

TAG Immobilien AG	66,105	2,045,930

Tokyo Tatemono Co. Ltd.	79,100	1,167,269

Tricon Residential, Inc.	95,146	1,008,538

UOL Group Ltd.	203,400	1,177,225

VGP NV	4,407	770,307

Wihlborgs Fastigheter AB	62,489	1,278,491

Yanlord Land Group Ltd.	802,300	802,059
		80,037,337
Total Common Stocks (Cost $309,965,609)		358,577,366
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 3.0%

REPURCHASE AGREEMENTS – 3.0%

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $1,700,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/15/2023 – 2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $1,729,730	$1,700,000	1,700,000
Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $6,141,163, collateralized by various U.S. Treasury Securities, ranging from 0.88% – 5.00%, maturing 1/15/2028 –2/15/2047; total market value $6,196,562	6,141,163	6,141,163

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)
Deutsche Bank AG, London Branch, 0.15%, dated 4/30/2021, due 5/3/2021, repurchase price $2,400,000, collateralized by various U.S. Treasury Securities, 0.13%, maturing 7/15/2030; Foreign Government Fixed Income Securities, ranging from 0.25% – 3.13%, maturing 7/23/2021 – 2/14/2031; total market value $2,437,027	$2,400,000	$2,400,000

NBC Global Finance Ltd., 0.19%, dated 4/30/2021, due 5/3/2021, repurchase price $700,000, collateralized by various U.S. Treasury Securities, ranging from 0.13% –4.38%, maturing 1/31/2023 – 8/15/2050; Common Stocks; total market value $768,786	700,000	700,000
		10,941,163
Total Securities Lending Reinvestments (Cost $10,941,163)		10,941,163
Total Investments – 101.3% (Cost $320,906,772)		369,518,529

Liabilities in excess of other assets – (1.3%)		(4,574,093)
NET ASSETS – 100.0%		$364,944,436

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $34,686,748, collateralized in the form of cash with a value of $10,941,163 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $20,438,686 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from May 11, 2021 – February 15, 2051 and $5,406,664 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from July 7, 2021 – September 20, 2117; a total value of $36,786,513.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	229

FlexShares® Global Quality Real Estate Index Fund (cont.)

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $10,941,163.

Percentages shown are based on Net Assets.

Abbreviations

OYJ – Public Limited Company

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,093,712
Aggregate gross unrealized depreciation	(2,999,521)
Net unrealized appreciation	$48,094,191
Federal income tax cost	$321,552,287

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation (Depreciation)*
Long Contracts
EURO STOXX 50 Index	19	06/18/2021	EUR	$901,165	$15,549
Hang Seng Index	2	05/28/2021	HKD	367,330	(2,793)
S&P 500 E-Mini Index	2	06/18/2021	USD	417,440	17,052
S&P Midcap 400 E-Mini Index	13	06/18/2021	USD	3,536,390	76,866
SPI 200 Index	9	06/17/2021	AUD	1,216,956	29,389
					$136,063

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of April 30, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	100,000	Morgan Stanley	USD	76,107	06/16/2021	$1,154
EUR	91,023	Morgan Stanley	USD	109,030	06/16/2021	644
SEK	968,851	Morgan Stanley	USD	113,881	06/16/2021	745
SGD	100,000	JPMorgan Chase Bank	USD	74,167	06/16/2021	986
USD	5,515	JPMorgan Chase Bank	AUD	7,101	06/16/2021	28
USD	9,561	Citibank NA	GBP	6,850	06/16/2021	76
USD	74,693	Toronto-Dominion Bank (The)	HKD	580,000	06/16/2021	8
Total unrealized appreciation						$3,641
HKD	317,674	Toronto-Dominion Bank (The)	USD	40,930	06/16/2021	$(24)
JPY	7,200,000	Citibank NA	USD	66,624	06/16/2021	(730)
JPY	197,193	Morgan Stanley	USD	1,817	06/16/2021	(12)
USD	439,591	Toronto-Dominion Bank (The)	CAD	553,029	06/16/2021	(9,994)
USD	43,414	JPMorgan Chase Bank	CHF	40,000	06/16/2021	(495)
USD	7,982	Morgan Stanley	CHF	7,373	06/16/2021	(112)
USD	34,960	Goldman Sachs & Co.	SGD	47,035	06/16/2021	(388)
Total unrealized depreciation						$(11,755)
Net unrealized depreciation						$(8,114)

See Accompanying Notes to the Financial Statements.

230	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2021:

Australia	4.8%
Austria	0.6
Belgium	0.4
Canada	3.6
Finland	0.3
France	1.0
Germany	3.7
Hong Kong	6.6
Ireland	0.2
Israel	0.3
Japan	7.1
Netherlands	0.2
New Zealand	0.3
Norway	0.5
Singapore	3.2
Sweden	3.0
Switzerland	0.5
United Kingdom	1.4
United States	60.6
Other[1]	1.7
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	231

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 99.9%

FlexShares® Global Quality Real Estate Index Fund(a)	14,598	$944,172

FlexShares® Global Upstream Natural Resources Index Fund(a)	72,801	2,742,414

FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	63,765	3,690,718
Total Exchange Traded Funds (Cost $6,527,022)		7,377,304
Total Investments – 99.9% (Cost $6,527,022)		7,377,304

Other assets less liabilities—0.1%		10,125
NET ASSETS – 100.0%		$7,387,429

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.

Percentages shown are based on Net Assets.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$838,450
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$838,450
Federal income tax cost	$6,538,854

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2021, was as follows:

Security	Value October 31, 2020	Purchases at Cost	Sales Proceeds	Shares April 30, 2021	Value April 30, 2021	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
FlexShares® Global Quality Real Estate Index Fund	$917,016	$338,762	$566,762	14,598	$944,172	$248,589	$6,890	$6,567
FlexShares® Global Upstream Natural Resources Index Fund	1,335,592	882,137	17,162	72,801	2,742,414	542,476	21,340	(629)
FlexShares® STOXX® Global Broad Infrastructure Index Fund	2,249,624	1,017,502	25,790	63,765	3,690,718	449,146	23,997	236
	$4,502,232	$2,238,401	$609,714	151,164	$7,377,304	$1,240,211	$52,227	$6,174

See Accompanying Notes to the Financial Statements.

232	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.5%

Aerospace & Defense – 0.6%

Lockheed Martin Corp.	22,878	$8,706,452

Auto Components – 0.5%

Gentex Corp.	208,692	7,341,785

Banks – 5.5%

Bank of America Corp.	76,446	3,098,357

First Citizens BancShares, Inc., Class A(a)	1,116	968,085

JPMorgan Chase & Co.	359,352	55,271,931

M&T Bank Corp.	45,756	7,215,264

PNC Financial Services Group, Inc. (The)	78,120	14,604,534

Western Alliance Bancorp(a)	30,132	3,165,969
		84,324,140

Beverages – 0.0%(b)

Coca-Cola Co. (The)	7,254	391,571

Biotechnology – 2.6%

Amgen, Inc.	107,136	25,674,071

Gilead Sciences, Inc.	230,454	14,626,915
		40,300,986

Building Products – 1.6%

A O Smith Corp.	126,108	8,543,817

Fortune Brands Home & Security, Inc.	59,148	6,209,357

Trane Technologies plc	53,568	9,311,725
		24,064,899

Capital Markets – 3.6%

Ameriprise Financial, Inc.(a)	36,828	9,516,355

Lazard Ltd., Class A	149,544	6,727,985

Moody’s Corp.	31,806	10,391,338

Morgan Stanley	131,130	10,824,781

Stifel Financial Corp.(a)	125,550	8,686,805

T. Rowe Price Group, Inc.	52,452	9,399,398
		55,546,662

Chemicals – 2.2%

Dow, Inc.	148,986	9,311,625

Investments	Shares	Value

Chemicals – (continued)

Eastman Chemical Co.	69,750	$8,048,453

FMC Corp.	54,126	6,399,858

Sherwin-Williams Co. (The)	36,828	10,086,084
		33,846,020

Commercial Services & Supplies – 0.6%

Cintas Corp.	5,580	1,925,881

Rollins, Inc.(a)	202,554	7,551,213
		9,477,094

Communications Equipment – 2.6%

Cisco Systems, Inc.	773,946	39,401,591

Consumer Finance – 0.6%

Synchrony Financial	204,786	8,957,340

Distributors – 0.6%

Pool Corp.	22,878	9,666,413

Diversified Consumer Services – 0.1%

H&R Block, Inc.	99,324	2,210,952

Diversified Telecommunication Services – 2.1%

AT&T, Inc.	498,294	15,651,414

Verizon Communications, Inc.	283,464	16,381,385
		32,032,799

Electric Utilities – 1.6%

Evergy, Inc.(a)	102,672	6,567,928

IDACORP, Inc.(a)	41,850	4,288,788

NRG Energy, Inc.	185,256	6,635,870

OGE Energy Corp.(a)	201,438	6,760,259
		24,252,845

Electrical Equipment – 0.5%

Rockwell Automation, Inc.	31,806	8,405,054

Energy Equipment & Services – 0.9%

Baker Hughes Co.	332,568	6,677,965

Halliburton Co.	379,998	7,432,761
		14,110,726

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	233

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Entertainment – 2.0%

Activision Blizzard, Inc.	141,174	$12,873,657

Electronic Arts, Inc.	59,706	8,483,029

World Wrestling Entertainment, Inc., Class A(a)	155,682	8,579,635
		29,936,321

Equity Real Estate Investment Trusts (REITs) – 2.5%

Extra Space Storage, Inc.	61,380	9,126,592

Gaming and Leisure Properties, Inc.	167,958	7,808,367

Highwoods Properties, Inc.	94,860	4,248,779

National Health Investors, Inc.	102,114	7,496,189

Public Storage	36,828	10,354,561
		39,034,488

Food & Staples Retailing – 1.8%

Walmart, Inc.	200,880	28,105,121

Food Products – 0.4%

Campbell Soup Co.(a)	119,970	5,728,568

Health Care Equipment & Supplies – 0.6%

Abbott Laboratories	8,928	1,072,074

ResMed, Inc.	42,408	7,971,432
		9,043,506

Health Care Providers & Services – 2.1%

Cardinal Health, Inc.	149,544	9,023,485

Chemed Corp.	13,392	6,382,761

McKesson Corp.	44,640	8,372,678

UnitedHealth Group, Inc.	19,530	7,788,564
		31,567,488

Health Care Technology – 0.5%

Cerner Corp.	98,766	7,412,388

Hotels, Restaurants & Leisure – 0.5%

Wingstop, Inc.	44,082	6,983,030

Household Durables – 0.6%

PulteGroup, Inc.	149,544	8,841,041

Investments	Shares	Value

Household Products – 2.8%

Clorox Co. (The)	5,580	$1,018,350

Colgate-Palmolive Co.	32,922	2,656,806

Procter & Gamble Co. (The)	296,298	39,532,079
		43,207,235

Independent Power and Renewable Electricity Producers – 0.7%

AES Corp. (The)	155,682	4,331,073

Vistra Corp.	342,612	5,779,865
		10,110,938

Industrial Conglomerates – 1.4%

3M Co.	105,462	20,790,779

Insurance – 3.5%

Aflac, Inc.	179,118	9,624,010

Allstate Corp. (The)	80,910	10,259,388

Aon plc, Class A(a)	17,856	4,489,713

MetLife, Inc.	155,682	9,906,046

Progressive Corp. (The)	107,694	10,849,093

Unum Group	287,928	8,136,845
		53,265,095

Internet & Direct Marketing Retail – 0.5%

eBay, Inc.	139,500	7,782,705

IT Services – 3.3%

International Business Machines Corp.(a)	163,494	23,196,529

Mastercard, Inc., Class A	11,718	4,476,979

Paychex, Inc.	92,070	8,975,904

Visa, Inc., Class A(a)	27,342	6,385,998

Western Union Co. (The)	282,348	7,273,284
		50,308,694

Leisure Products – 1.1%

Brunswick Corp.(a)	80,910	8,667,888

Polaris, Inc.(a)	61,938	8,673,178
		17,341,066

Life Sciences Tools & Services – 0.0%(b)

Thermo Fisher Scientific, Inc.	1,116	524,777

See Accompanying Notes to the Financial Statements.

234	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Machinery – 1.4%

Illinois Tool Works, Inc.	58,032	$13,374,055

Pentair plc(a)	136,710	8,819,162
		22,193,217

Media – 3.3%

Comcast Corp., Class A	245,520	13,785,948

Fox Corp., Class A	34,596	1,294,582

Interpublic Group of Cos., Inc. (The)	71,424	2,267,712

New York Times Co. (The), Class A	151,218	6,866,809

Nexstar Media Group, Inc., Class A(a)	58,032	8,554,497

Omnicom Group, Inc.	116,622	9,593,326

Sirius XM Holdings, Inc.(a)	1,234,854	7,532,610
		49,895,484

Metals & Mining – 0.6%

Newmont Corp.	152,334	9,507,165

Multiline Retail – 0.5%

Target Corp.	36,828	7,632,971

Multi-Utilities – 1.6%

MDU Resources Group, Inc.	263,376	8,812,561

Public Service Enterprise Group, Inc.	131,688	8,317,414

WEC Energy Group, Inc.(a)	78,120	7,590,920
		24,720,895

Oil, Gas & Consumable Fuels – 1.7%

Antero Midstream Corp.(a)	791,244	6,836,348

Cabot Oil & Gas Corp.(a)	15,624	260,452

Cimarex Energy Co.	71,982	4,765,209

Plains GP Holdings LP, Class A* (a)	615,474	5,773,146

Williams Cos., Inc. (The)	357,678	8,713,036
		26,348,191

Paper & Forest Products – 0.7%

Louisiana-Pacific Corp.	167,400	11,028,312

Investments	Shares	Value

Personal Products – 0.5%

Nu Skin Enterprises, Inc., Class A(a)	150,102	$7,934,392

Pharmaceuticals – 5.7%

Eli Lilly and Co.	106,578	19,479,261

Johnson & Johnson	310,806	50,577,460

Merck & Co., Inc.	241,056	17,958,672
		88,015,393

Professional Services – 0.5%

CoreLogic, Inc.	83,700	6,670,890

Exponent, Inc.	13,950	1,343,804
		8,014,694

Road & Rail – 2.1%

Old Dominion Freight Line, Inc.	35,712	9,206,911

Union Pacific Corp.	105,462	23,422,055
		32,628,966

Semiconductors & Semiconductor Equipment – 4.3%

Analog Devices, Inc.(a)	67,518	10,341,057

Broadcom, Inc.	558	254,560

Intel Corp.	85,932	4,943,668

KLA Corp.	28,458	8,974,230

Microchip Technology, Inc.	53,568	8,050,735

Skyworks Solutions, Inc.	17,298	3,136,646

Texas Instruments, Inc.	168,516	30,418,823
		66,119,719

Software – 6.5%

Citrix Systems, Inc.	56,916	7,049,047

Microsoft Corp.	241,056	60,789,502

Oracle Corp.	393,948	29,857,319

SS&C Technologies Holdings, Inc.	17,298	1,283,857
		98,979,725

Specialty Retail – 5.5%

Best Buy Co., Inc.	68,076	7,915,197

Dick’s Sporting Goods, Inc.(a)	92,628	7,649,220

Home Depot, Inc. (The)	94,860	30,703,336

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	235

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Specialty Retail – 5.5%

Lowe’s Cos., Inc.	127,782	$25,077,218

Tractor Supply Co.	16,182	3,051,925

Williams-Sonoma, Inc.(a)	60,264	10,290,078
		84,686,974

Technology Hardware, Storage & Peripherals – 8.7%

Apple, Inc.	895,590	117,734,261

NetApp, Inc.	85,374	6,376,584

Seagate Technology plc	92,628	8,599,584
		132,710,429

Thrifts & Mortgage Finance – 0.4%

PennyMac Financial Services, Inc.(a)	111,600	6,719,436

Tobacco – 2.8%

Altria Group, Inc.	340,938	16,279,789

Philip Morris International, Inc.	285,696	27,141,120
		43,420,909

Trading Companies & Distributors – 2.2%

Fastenal Co.	174,096	9,101,739

MSC Industrial Direct Co., Inc., Class A	81,468	7,345,155

Watsco, Inc.	30,690	8,987,873

WW Grainger, Inc.	17,856	7,741,290
		33,176,057
Total Common Stocks (Cost $1,150,456,323)		1,526,753,498
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 4.4%

CERTIFICATES OF DEPOSIT – 0.7%

Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.08%), 0.27%, 7/21/2021(d)	$3,000,000	3,000,066

Cooperatieve Rabobank UA, London (ICE LIBOR USD 3 Month + 0.08%), 0.27%, 7/30/2021(d)	3,000,000	3,000,600

Investments	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)

Nordea Bank Abp, New York Branch (ICE LIBOR USD 3 Month + 0.03%), 0.24%, 10/7/2021(d)	$3,000,000	$3,001,200

Royal Bank of Canada, New York (ICE LIBOR USD 3 Month + 0.04%), 0.24%, 10/5/2021(d)	1,000,000	1,000,218
Total Certificates Of Deposit (Cost $9,999,912)		10,002,084

REPURCHASE AGREEMENTS – 3.7%

BofA Securities, Inc., 0.50%, dated 4/30/2021, due 8/2/2021, repurchase price $8,000,000, collateralized by various Common Stocks; total market value $8,712,122	8,000,000	8,000,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $9,636,664, collateralized by various U.S. Treasury Securities, ranging from 0.88% – 5.00%, maturing 1/15/2028 – 2/15/2047; total market value $9,723,595	9,636,664	9,636,663

Deutsche Bank AG, London Branch, 0.15%, dated 4/30/2021, due 5/3/2021, repurchase price $4,400,000, collateralized by various U.S. Treasury Securities, 0.13%, maturing 7/15/2030; Foreign Government Fixed Income Securities, ranging from 0.25% – 3.13%, maturing 7/23/2021 – 2/14/2031; total market value $4,467,882	4,400,000	4,400,000

See Accompanying Notes to the Financial Statements.

236	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – (continued)

REPURCHASE AGREEMENTS – (continued)

NBC Global Finance Ltd., 0.19%, dated 4/30/2021, due 5/3/2021, repurchase price $35,000,000, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 1/31/2023 – 8/15/2050; Common Stocks; total market value $38,439,281	$35,000,000	$35,000,000
Total Repurchase Agreements (Cost $57,036,663)		57,036,663
Total Securities Lending Reinvestments (Cost $67,036,575)		67,038,747
Total Investments – 103.9% (Cost $1,217,492,898)		1,593,792,245

Liabilities in excess of other assets – (3.9%)		(60,305,946)
NET ASSETS – 100.0%		$1,533,486,299

*	Non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was
$85,123,744, collateralized in the form of cash with a value of $67,036,561 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $21,019,722 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from May 27, 2021 – February 15, 2051 and $4,584 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from October 7, 2022 – July 4, 2037; a total value of $88,060,867.

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $67,038,747.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2021.

Percentages shown are based on Net Assets.

Abbreviations

ICE Intercontinental Exchange

LIBOR London Interbank Offered Rate

USD US Dollar

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$381,729,876
Aggregate gross unrealized depreciation	(5,488,169)
Net unrealized appreciation	$376,241,707
Federal income tax cost	$1,217,877,021

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	31	06/18/2021	USD	$6,470,320	$326,483

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	237

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 99.7%

Banks – 3.7%

Bank of America Corp.	24,206	$981,069

JPMorgan Chase & Co.	99,008	15,228,421

Popular, Inc.	18,746	1,386,454
		17,595,944

Beverages – 0.0%(a)

Coca-Cola Co. (The)	2,366	127,717

Biotechnology – 2.6%

Amgen, Inc.	33,670	8,068,679

Gilead Sciences, Inc.	72,436	4,597,513
		12,666,192

Building Products – 2.3%

A O Smith Corp.	39,676	2,688,049

Advanced Drainage Systems, Inc.	23,478	2,621,553

Lennox International, Inc.(b)	8,008	2,685,403

Trane Technologies plc	16,926	2,942,247
		10,937,252

Capital Markets – 1.2%

MarketAxess Holdings, Inc.	1,274	622,298

T. Rowe Price Group, Inc.	16,380	2,935,296

Virtu Financial, Inc., Class A	78,260	2,318,844
		5,876,438

Chemicals – 2.5%

CF Industries Holdings, Inc.	49,322	2,398,529

Chemours Co. (The)(b)	87,360	2,638,272

FMC Corp.	22,204	2,625,401

RPM International, Inc.	19,474	1,846,914

Scotts Miracle-Gro Co. (The)	9,646	2,229,769
		11,738,885

Commercial Services & Supplies – 1.0%

Cintas Corp.	6,916	2,386,988

Rollins, Inc.(b)	63,700	2,374,736
		4,761,724

Communications Equipment – 3.1%

Cisco Systems, Inc.	243,880	12,415,931

Investments	Shares	Value

Communications Equipment – (continued)

Motorola Solutions, Inc.	14,196	$2,673,107
		15,089,038

Containers & Packaging – 0.7%

International Paper Co.	12,740	738,920

Packaging Corp. of America	18,018	2,660,358
		3,399,278

Distributors – 0.6%

Pool Corp.	7,280	3,075,945

Diversified Consumer Services – 0.5%

H&R Block, Inc.	116,662	2,596,896

Diversified Telecommunication Services – 2.4%

AT&T, Inc.	159,978	5,024,909

Cogent Communications Holdings, Inc.	8,008	604,684

Lumen Technologies, Inc.(b)	48,958	628,131

Verizon Communications, Inc.	89,362	5,164,230
		11,421,954

Electric Utilitie – 2.5%

Exelon Corp.	60,606	2,723,634

IDACORP, Inc.	23,114	2,368,723

NRG Energy, Inc.	58,422	2,092,676

OGE Energy Corp.	63,882	2,143,880

PPL Corp.	25,480	742,232

Southern Co. (The)	26,572	1,758,269
		11,829,414

Entertainment – 2.0%

Activision Blizzard, Inc.	44,408	4,049,566

Electronic Arts, Inc.	18,564	2,637,573

World Wrestling Entertainment, Inc., Class A(b)	48,958	2,698,075
		9,385,214

Equity Real Estate Investment Trusts (REITs) – 6.2%

Alexandria Real Estate Equities, Inc.	14,560	2,636,816

American Tower Corp.	25,662	6,537,908

CoreSite Realty Corp.	3,822	464,335

CubeSmart	65,338	2,766,411

See Accompanying Notes to the Financial Statements.

238	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Extra Space Storage, Inc.	20,748	$3,085,020

Gaming and Leisure Properties, Inc.	53,690	2,496,048

Iron Mountain, Inc.(b)	16,926	679,071

Mid-America Apartment Communities, Inc.	17,472	2,748,870

National Health Investors, Inc.	32,214	2,364,830

Public Storage	11,648	3,274,951

STAG Industrial, Inc.(b)	71,162	2,598,124
		29,652,384

Food & Staples Retailing – 1.9%

Walmart, Inc.	63,882	8,937,731

Food Products – 0.7%

General Mills, Inc.	38,948	2,370,375

Hershey Co. (The)	4,732	777,468
		3,147,843

Health Care Equipment & Supplies – 0.6%

Abbott Laboratories	2,730	327,818

ResMed, Inc.	13,286	2,497,370
		2,825,188

Health Care Providers & Services – 4.2%

Cardinal Health, Inc.	25,480	1,537,463

Chemed Corp.	4,732	2,255,319

UnitedHealth Group, Inc.	41,314	16,476,023
		20,268,805

Hotels, Restaurants & Leisure – 1.2%

Domino’s Pizza, Inc.	1,638	691,793

Wingstop, Inc.(b)	14,014	2,219,957

Yum! Brands, Inc.	23,842	2,849,596
		5,761,346

Household Durables – 0.6%

Newell Brands, Inc.	99,372	2,679,069

Household Products – 2.4%

Church & Dwight Co., Inc.	8,372	717,815

Clorox Co. (The)	13,832	2,524,340

Procter & Gamble Co. (The)	48,958	6,531,976

WD-40 Co.	7,098	1,765,557
		11,539,688

Investments	Shares	Value

Independent Power and Renewable Electricity Producers – 1.1%

AES Corp. (The)	85,722	$2,384,786

Atlantica Sustainable Infrastructure plc(b)	57,876	2,231,120

NextEra Energy Partners LP(b)	6,370	474,883
		5,090,789

Industrial Conglomerates – 1.4%

3M Co.	33,306	6,565,945

Insurance – 2.6%

Aflac, Inc.	52,416	2,816,312

Aon plc, Class A(b)	13,286	3,340,632

Brown & Brown, Inc.	11,830	629,119

Kinsale Capital Group, Inc.(b)	11,830	2,058,538

Progressive Corp. (The)	33,670	3,391,916
		12,236,517

Internet & Direct Marketing Retail – 0.5%

eBay, Inc.	44,044	2,457,215

IT Services – 3.8%

International Business Machines Corp.	51,506	7,307,671

Jack Henry & Associates, Inc.	14,196	2,311,535

Mastercard, Inc., Class A	3,640	1,390,698

Paychex, Inc.	29,120	2,838,909

Visa, Inc., Class A(b)	8,554	1,997,872

Western Union Co. (The)	99,008	2,550,446
		18,397,131

Life Sciences Tools & Services – 0.0%(a)

Thermo Fisher Scientific, Inc.	364	171,164

Machinery – 1.4%

Illinois Tool Works, Inc.	18,200	4,194,372

Lincoln Electric Holdings, Inc.(b)	20,020	2,563,561
		6,757,933

Media – 3.0%

Comcast Corp., Class A	95,368	5,354,913

Interpublic Group of Cos., Inc. (The)(b)	22,750	722,312

New York Times Co. (The), Class A	47,502	2,157,066

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	239

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

Nexstar Media Group, Inc., Class A(b)	4,550	$670,716

Omnicom Group, Inc.	36,582	3,009,235

Sirius XM Holdings, Inc.(b)	388,752	2,371,387
		14,285,629

Metals & Mining – 0.6%

Newmont Corp.	48,412	3,021,393

Multiline Retail – 1.1%

Target Corp.	26,572	5,507,313

Multi-Utilities – 2.0%

Dominion Energy, Inc.	48,412	3,868,119

Public Service Enterprise Group, Inc.	41,860	2,643,877

WEC Energy Group, Inc.(b)	31,304	3,041,810
		9,553,806

Oil, Gas & Consumable Fuels – 0.9%

Antero Midstream Corp.	249,158	2,152,725

Cabot Oil & Gas Corp.(b)	127,582	2,126,792
		4,279,517

Personal Products – 0.5%

Nu Skin Enterprises, Inc., Class A	47,138	2,491,715

Pharmaceuticals – 5.7%

Eli Lilly and Co.	49,686	9,081,110

Johnson & Johnson	98,644	16,052,338

Merck & Co., Inc.	26,026	1,938,937

Pfizer, Inc.	7,644	295,441
		27,367,826

Professional Services – 1.4%

Booz Allen Hamilton Holding Corp.	29,120	2,415,504

CoreLogic, Inc.	26,390	2,103,283

Exponent, Inc.	24,752	2,384,360
		6,903,147

Semiconductors & Semiconductor Equipment – 5.4%

Analog Devices, Inc.(b)	21,294	3,261,389

Broadcom, Inc.	7,644	3,487,193

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Intel Corp.	32,396	$1,863,742

KLA Corp.	8,918	2,812,291

QUALCOMM, Inc.	16,016	2,223,021

Skyworks Solutions, Inc.	13,468	2,442,152

Texas Instruments, Inc.	52,962	9,560,171
		25,649,959

Software – 6.5%

Citrix Systems, Inc.	17,836	2,208,989

Microsoft Corp.	77,350	19,506,123

Oracle Corp.	123,942	9,393,564
		31,108,676

Specialty Retail – 5.5%

Best Buy Co., Inc.	20,566	2,391,209

Home Depot, Inc. (The)	53,326	17,260,026

Lowe’s Cos., Inc.	15,652	3,071,705

Tractor Supply Co.(b)	1,638	308,927

Williams-Sonoma, Inc.	18,928	3,231,956
		26,263,823

Technology Hardware, Storage & Peripherals – 8.4%

Apple, Inc.	281,918	37,060,940

Seagate Technology plc	34,398	3,193,511
		40,254,451

Thrifts & Mortgage Finance – 0.4%

PennyMac Financial Services, Inc.(b)	35,126	2,114,936

Tobacco – 2.9%

Altria Group, Inc.	107,380	5,127,395

Philip Morris International, Inc.	89,908	8,541,260
		13,668,655

Trading Companies & Distributors – 1.7%

Fastenal Co.	54,964	2,873,518

MSC Industrial Direct Co., Inc., Class A(b)	27,482	2,477,777

Watsco, Inc.	9,646	2,824,928
		8,176,223
Total Common Stocks (Cost $371,357,325)		477,637,708

See Accompanying Notes to the Financial Statements.

240	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(c) – 3.3%

REPURCHASE AGREEMENTS – 3.3%

BofA Securities, Inc., 0.50%, dated 4/30/2021, due 8/2/2021, repurchase price $1,000,000, collateralized by various Common Stocks; total market value $1,089,015	$1,000,000	$1,000,000

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $2,500,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/15/2023 – 2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $2,543,721	2,500,000	2,500,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $8,220,569, collateralized by various U.S. Treasury Securities, ranging from 0.88% – 5.00%, maturing 1/15/2028 – 2/15/2047; total market value $8,294,726	8,220,569	8,220,569

Deutsche Bank AG, London Branch, 0.15%, dated 4/30/2021, due 5/3/2021, repurchase price $3,600,000, collateralized by various U.S. Treasury Securities, 0.13%, maturing 7/15/2030; Foreign Government Fixed Income Securities, ranging from 0.25% – 3.13%, maturing 7/23/2021 – 2/14/2031; total market value $3,655,540	3,600,000	3,600,000

Investments	Principal Amount	Value

REPURCHASE AGREEMENT – (continued)

NBC Global Finance Ltd., 0.19%, dated 4/30/2021, due 5/3/2021, repurchase price $500,000, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 1/31/2023 – 8/15/2050; Common Stocks; total market value $549,133	$500,000	$500,000
		15,820,569
Total Securities Lending Reinvestments (Cost $15,820,569)		15,820,569
Total Investments – 103.0% (Cost $387,177,894)		493,458,277

Liabilities in excess of other assets – (3.0%)		(14,196,148)
NET ASSETS – 100.0%		$479,262,129

(a)	Represents less than 0.05% of net assets.

(b)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $26,149,841, collateralized in the form of cash with a value of $15,820,569 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $11,101,333 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from May 11, 2021 – February 15, 2051 and $44,345 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from July 7, 2021 – September 20, 2117; a total value of $26,966,247.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $15,820,569.

Percentages shown are based on Net Assets.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,001,986
Aggregate gross unrealized depreciation	(2,733,717)
Net unrealized appreciation	$106,268,269
Federal income tax cost	$387,253,648

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	241

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	7	06/18/2021	USD	$1,461,040	$63,640

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

242	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.1%

Air Freight & Logistics – 0.1%

United Parcel Service, Inc., Class B	147	$29,967

Auto Components – 0.5%

Gentex Corp.	2,681	94,318

Automobiles – 0.1%

Thor Industries, Inc.	182	25,769

Banks – 7.0%

Bank of America Corp.	3,430	139,018

Citigroup, Inc.	4,928	351,071

JPMorgan Chase & Co.	4,697	722,445

PNC Financial Services Group, Inc. (The)	483	90,297

Western Alliance Bancorp	1,225	128,711
		1,431,542

Beverages – 0.0%(a)

Coca-Cola Co. (The)	126	6,802

Biotechnology – 1.7%

Amgen, Inc.	1,407	337,173

Building Products – 2.7%

A O Smith Corp.	1,561	105,758

Advanced Drainage Systems, Inc.	987	110,209

Fortune Brands Home & Security, Inc.	1,134	119,047

Masco Corp.	1,456	93,009

Trane Technologies plc	686	119,247
		547,270

Capital Markets – 3.8%

Ameriprise Financial, Inc.	490	126,616

Artisan Partners Asset Management, Inc., Class A	364	18,535

BlackRock, Inc.	7	5,735

Lazard Ltd., Class A	2,163	97,313

LPL Financial Holdings, Inc.	749	117,368

Morgan Stanley	3,374	278,524

T. Rowe Price Group, Inc.	693	124,186
		768,277

Investments	Shares	Value

Chemicals – 3.9%

Celanese Corp.	693	$108,558

Chemours Co. (The)	3,584	108,237

Dow, Inc.	1,939	121,187

Eastman Chemical Co.	924	106,620

FMC Corp.	770	91,045

Scotts Miracle-Gro Co. (The)	406	93,851

Sherwin-Williams Co. (The)	588	161,036
		790,534

Commercial Services & Supplies – 0.5%

Cintas Corp.	308	106,303

Communications Equipment – 2.5%

Cisco Systems, Inc.	10,066	512,460

Consumer Finance – 1.7%

Discover Financial Services	1,134	129,276

OneMain Holdings, Inc.	1,806	102,707

Synchrony Financial	2,674	116,961
		348,944

Containers & Packaging – 0.2%

International Paper Co.	546	31,668

Distributors – 0.6%

Pool Corp.	294	124,221

Diversified Telecommunication Services – 2.0%

AT&T, Inc.	6,209	195,025

Lumen Technologies, Inc.	2,016	25,865

Verizon Communications, Inc.	3,346	193,365
		414,255

Electric Utilities – 0.4%

PPL Corp.	2,667	77,690

Electrical Equipment – 1.2%

Emerson Electric Co.	1,435	129,853

Rockwell Automation, Inc.	406	107,290
		237,143

Electronic Equipment, Instruments & Components – 0.4%

Amphenol Corp., Class A	476	32,054

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	243

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electronic Equipment, Instruments & Component – (continued)

Cognex Corp.	476	$40,993
		73,047

Energy Equipment & Services – 0.9%

Baker Hughes Co.	4,410	88,553

Halliburton Co.	4,865	95,159
		183,712

Entertainment – 1.9%

Activision Blizzard, Inc.	1,855	169,157

Electronic Arts, Inc.	791	112,385

World Wrestling Entertainment, Inc., Class A	1,995	109,945
		391,487

Equity Real Estate Investment Trusts (REITs) – 2.6%

Gaming and Leisure Properties, Inc.	2,184	101,534

National Health Investors, Inc.	1,302	95,580

SL Green Realty Corp.(b)	1,512	111,903

STAG Industrial, Inc.	2,898	105,806

Weyerhaeuser Co.	3,080	119,412
		534,235

Food & Staples Retailing – 0.1%

Walmart, Inc.	154	21,546

Health Care Equipment & Supplies – 0.6%

Abbott Laboratories	742	89,099

West Pharmaceutical Services, Inc.	70	22,997
		112,096

Health Care Providers & Services – 0.9%

Cardinal Health, Inc.	1,463	88,278

UnitedHealth Group, Inc.	238	94,914
		183,192

Hotels, Restaurants & Leisure – 0.0%(a)

Wingstop, Inc.	21	3,327

Household Durables – 0.3%

Lennar Corp., Class A	343	35,535

Whirlpool Corp.	126	29,793
		65,328

Investments	Shares	Value

Household Products – 0.4%

Procter & Gamble Co. (The)	665	$88,724

Independent Power and Renewable Electricity Producers – 0.5%

AES Corp. (The)	3,612	100,486

Industrial Conglomerates – 1.3%

3M Co.	1,372	270,476

Insurance – 1.3%

Kinsale Capital Group, Inc.(b)	112	19,489

MetLife, Inc.	2,065	131,396

Unum Group	3,682	104,053
		254,938

Internet & Direct Marketing Retail – 0.5%

eBay, Inc.	1,848	103,100

IT Services – 2.6%

International Business Machines Corp.	2,121	300,928

Mastercard, Inc., Class A	154	58,837

Paychex, Inc.	917	89,398

Visa, Inc., Class A(b)	364	85,016
		534,179

Leisure Products – 1.1%

Brunswick Corp.	1,064	113,986

Polaris, Inc.	798	111,744
		225,730

Life Sciences Tools & Services – 2.2%

Thermo Fisher Scientific, Inc.	938	441,076

Machinery – 1.7%

Cummins, Inc.	154	38,814

Illinois Tool Works, Inc.	763	175,841

Lincoln Electric Holdings, Inc.	77	9,860

Parker-Hannifin Corp.	399	125,210
		349,725

Media – 3.2%

Comcast Corp., Class A	3,836	215,391

Interpublic Group of Cos., Inc. (The)	987	31,337

New York Times Co. (The), Class A	2,009	91,229

Nexstar Media Group, Inc., Class A	763	112,474

See Accompanying Notes to the Financial Statements.

244	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Media – (continued)

Omnicom Group, Inc.	1,498	$123,225

Sirius XM Holdings, Inc.(b)	13,356	81,472
		655,128

Metals & Mining – 0.4%

Newmont Corp.	1,183	73,831

Multiline Retail – 1.2%

Target Corp.	1,197	248,090

Oil, Gas & Consumable Fuels – 3.9%

Antero Midstream Corp.	10,542	91,083

APA Corp.	1,281	25,620

Chevron Corp.	1,792	184,701

Cimarex Energy Co.	1,757	116,313

Devon Energy Corp.	1,302	30,441

Equitrans Midstream Corp.	13,104	106,929

Plains GP Holdings LP, Class A* (b)	10,857	101,839

Targa Resources Corp.	861	29,868

Williams Cos., Inc. (The)	4,599	112,032
		798,826

Paper & Forest Products – 0.7%

Louisiana-Pacific Corp.	2,149	141,576

Personal Products – 0.5%

Nu Skin Enterprises, Inc., Class A	1,953	103,236

Pharmaceuticals – 4.7%

Johnson & Johnson	4,095	666,379

Merck & Co., Inc.	2,429	180,961

Pfizer, Inc.	3,017	116,607
		963,947

Professional Services – 0.9%

CoreLogic, Inc.	728	58,022

Robert Half International, Inc.	1,323	115,908
		173,930

Road & Rail – 1.8%

Union Pacific Corp.	1,624	360,674

Semiconductors & Semiconductor Equipment – 7.6%

Analog Devices, Inc.	875	134,015

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Applied Materials, Inc.	931	$123,553

Broadcom, Inc.	245	111,769

Intel Corp.	511	29,398

KLA Corp.	371	116,995

Lam Research Corp.	70	43,431

Microchip Technology, Inc.	707	106,255

QUALCOMM, Inc.	2,688	373,094

Skyworks Solutions, Inc.	560	101,545

Texas Instruments, Inc.	2,198	396,761
		1,536,816

Software – 6.3%

Microsoft Corp.	3,815	962,067

Oracle Corp.	2,933	222,292

SS&C Technologies Holdings, Inc.	1,330	98,712
		1,283,071

Specialty Retail – 5.4%

Best Buy Co., Inc.	861	100,108

Camping World Holdings, Inc., Class A(b)	2,534	110,330

Dick’s Sporting Goods, Inc.(b)	994	82,085

Home Depot, Inc. (The)	987	319,462

Lowe’s Cos., Inc.	1,806	354,428

Williams-Sonoma, Inc.(b)	798	136,259
		1,102,672

Technology Hardware, Storage & Peripherals – 8.6%

Apple, Inc.	11,697	1,537,688

HP, Inc.	728	24,832

NetApp, Inc.	574	42,872

Seagate Technology plc	1,442	133,875
		1,739,267

Thrifts & Mortgage Finance – 0.3%

PennyMac Financial Services, Inc.	959	57,741

Tobacco – 2.8%

Altria Group, Inc.	4,410	210,578

Philip Morris International, Inc.	3,717	353,115
		563,693

Trading Companies & Distributors – 1.6%

Fastenal Co.	2,240	117,107

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	245

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Trading Companies & Distributor – (continued)

MSC Industrial Direct Co., Inc., Class A	1,120	$100,979

Watsco, Inc.	336	98,401
		316,487
Total Common Stocks (Cost $15,164,904)		19,939,725
	Principal Amount

SECURITIES LENDING REINVESTMENTS(c) – 1.7%

REPURCHASE AGREEMENTS – 1.7%

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $50,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/15/2023 – 2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $50,874	$50,000	50,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $208,785, collateralized by various U.S. Treasury Securities, ranging from 0.88% – 5.00%, maturing 1/15/2028 – 2/15/2047; total market value $210,668	208,785	208,785

Deutsche Bank AG, London Branch, 0.15%, dated 4/30/2021, due 5/3/2021, repurchase price $50,000, collateralized by various U.S. Treasury Securities, 0.13%, maturing 7/15/2030; Foreign Government Fixed Income Securities, ranging from 0.25% – 3.13%, maturing 7/23/2021 – 2/14/2031; total market value $50,771	50,000	50,000

	Principal Amount

REPURCHASE AGREEMENTS – (continued)

NBC Global Finance Ltd., 0.19%, dated 4/30/2021, due 5/3/2021, repurchase price $30,000, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 1/31/2023 – 8/15/2050; Common Stocks; total market value $32,948	$30,000	$30,000
		338,785
Total Securities Lending Reinvestments (Cost $338,785)		338,785
Total Investments – 99.8% (Cost $15,503,689)		20,278,510

Other assets less liabilities – 0.2%		49,234
NET ASSETS – 100.0%		$20,327,744

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $568,864, collateralized in the form of cash with a value of $338,785 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $256,303 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.25%, and maturity dates ranging from May 27, 2021 – February 15, 2051; a total value of $595,088.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $338,785.

Percentages shown are based on Net Assets.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,869,570
Aggregate gross unrealized depreciation	(81,892)
Net unrealized appreciation	$4,787,678
Federal income tax cost	$15,502,903

See Accompanying Notes to the Financial Statements.

246	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contract as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
S&P 500 E-Mini Index	1	06/18/2021	USD	$208,720	$12,071

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	247

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 96.5%

Auto Components – 0.7%

Bridgestone Corp.	109,000	$4,364,787

Automobiles – 1.4%

Bajaj Auto Ltd.*	59,850	3,097,640

Ford Otomotiv Sanayi A/S	194,625	4,126,275

Tofas Turk Otomobil Fabrikasi A/S	245,475	883,379
		8,107,294

Banks – 7.2%

Absa Group Ltd.*	482,850	4,075,477

Banco Santander Brasil SA	292,807	2,079,508

Banco Santander Brasil SA (Preference)	337,500	1,249,159

Bank of China Ltd., Class H	4,500,000	1,790,301

China Minsheng Banking Corp. Ltd., Class H(a)	7,087,500	3,641,003

DBS Group Holdings Ltd.	235,056	5,284,520

Hana Financial Group, Inc.	3,600	147,741

Hang Seng Bank Ltd.(a)	220,000	4,319,640

Nedbank Group Ltd.*	458,550	4,673,528

Nordea Bank Abp	105,300	1,095,372

Royal Bank of Canada(a)	152,100	14,504,025
		42,860,274

Beverages – 0.7%

Thai Beverage PCL	7,425,000	3,990,435

Building Products – 0.4%

Geberit AG (Registered)	3,600	2,369,870

Capital Markets – 1.9%

CSC Financial Co. Ltd., Class H(a) (b)	225,000	262,751

Moscow Exchange MICEX-RTS PJSC	92,250	217,440

Natixis SA	361,800	1,770,014

Partners Group Holding AG	3,825	5,452,004

Standard Life Aberdeen plc	998,100	3,834,826
		11,537,035

Chemicals – 0.9%

Kumho Petrochemical Co. Ltd.	10,800	2,524,385

Investments	Shares	Value

Chemicals – (continued)

Nissan Chemical Corp.	8,500	$437,034

Nitto Denko Corp.	14,500	1,201,867

Sinopec Shanghai Petrochemical Co. Ltd., Class H	4,500,000	1,118,214
		5,281,500

Commercial Services & Supplies – 0.1%

Country Garden Services Holdings Co. Ltd.	49,000	514,172

Construction & Engineering – 1.2%

HOCHTIEF AG*	10,800	1,013,821

Obayashi Corp.	225,000	2,052,285

Taisei Corp.	112,500	4,147,797
		7,213,903

Construction Materials – 1.1%

Ambuja Cements Ltd.	1,111,725	4,638,410

China Resources Cement Holdings Ltd.	1,522,000	1,659,790
		6,298,200

Diversified Financial Services – 2.3%

Banca Mediolanum SpA	466,425	4,363,841

M&G plc	1,601,325	4,817,790

Power Finance Corp. Ltd.	766,125	1,121,171

REC Ltd.	1,978,425	3,421,462
		13,724,264

Diversified Telecommunication Services – 2.4%

Elisa OYJ	5,400	306,759

Hellenic Telecommunications Organization SA	264,600	4,494,395

Koninklijke KPN NV	1,336,050	4,609,494

Proximus SADP(a)	115,425	2,463,559

Spark New Zealand Ltd.	63,922	201,802

Swisscom AG (Registered)(a)	3,375	1,832,835

Telefonica SA	6,581	30,528
		13,939,372

Electric Utilities – 2.6%

Fortum OYJ	114,750	3,018,273

SSE plc	240,975	4,897,864

See Accompanying Notes to the Financial Statements.

248	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Electric Utilities – (continued)

Transmissora Alianca de Energia Eletrica SA	720,000	$5,547,394

Verbund AG(a)	22,950	1,886,938
		15,350,469

Electrical Equipment – 0.7%

Mitsubishi Electric Corp.	253,800	3,905,508

Entertainment – 2.0%

NetEase, Inc., ADR	43,875	4,916,633

Nintendo Co. Ltd.	11,600	6,652,980
		11,569,613

Equity Real Estate Investment Trusts (REITs) – 0.6%

Gecina SA	25,650	3,756,244

Food Products – 1.8%

Dali Foods Group Co. Ltd.(b)	225,000	133,838

Nestle SA (Registered)	77,400	9,239,967

Want Want China Holdings Ltd.	1,800,000	1,304,776
		10,678,581

Gas Utilities – 1.6%

Enagas SA(a)	165,825	3,617,117

Naturgy Energy Group SA(a)	172,125	4,419,663

Snam SpA	305,869	1,723,200
		9,759,980

Health Care Equipment & Supplies – 1.2%

Coloplast A/S, Class B	1,800	298,220

Hartalega Holdings Bhd.	900,000	2,258,568

Hoya Corp.	4,900	557,445

Top Glove Corp. Bhd.	2,925,000	4,034,335
		7,148,568

Hotels, Restaurants & Leisure – 1.7%

Evolution Gaming Group AB(b)	37,800	7,474,393

Genting Singapore Ltd.	2,700,000	1,755,487

Kangwon Land, Inc.*	43,425	987,686
		10,217,566

Household Durables – 2.8%

Casio Computer Co. Ltd.	202,500	3,577,398

Investments	Shares	Value

Household Durables – (continued)

Man Wah Holdings Ltd.(a)	1,530,000	$3,218,834

Nien Made Enterprise Co. Ltd.	316,000	5,113,378

Sekisui House Ltd.	225,000	4,547,139

Sony Group Corp.	1,800	179,498
		16,636,247

Household Products – 0.6%

Unilever Indonesia Tbk. PT	8,617,500	3,579,439

Industrial Conglomerates – 0.2%

Industries Qatar QSC	360,000	1,332,821

Insurance – 6.7%

Ageas SA	56,250	3,410,064

AIA Group Ltd.	45,000	573,012

Allianz SE (Registered)	44,100	11,488,152

Aviva plc	606,825	3,363,239

BB Seguridade Participacoes SA	585,000	2,407,825

Great-West Lifeco, Inc.(a)	177,750	5,149,577

Legal & General Group plc	249,750	941,936

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	10,575	3,063,519

PICC Property & Casualty Co. Ltd., Class H	4,618,000	4,536,632

Zurich Insurance Group AG	11,475	4,714,306
		39,648,262

Interactive Media & Services – 1.4%

Kakaku.com, Inc.	17,600	478,221

Tencent Holdings Ltd.	95,800	7,684,377
		8,162,598

Internet & Direct Marketing Retail – 1.6%

CJ ENM Co. Ltd.	23,400	3,029,262

momo.com, Inc.	48,000	1,769,950

ZOZO, Inc.	135,000	4,557,431
		9,356,643

IT Services – 2.0%

Amadeus IT Group SA*	32,400	2,211,477

Capgemini SE	14,175	2,600,533

Edenred	25,200	1,430,331

Infosys Ltd.	33,750	617,089

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	249

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

IT Service – (continued)

Nomura Research Institute Ltd.	64,100	$1,973,345

Otsuka Corp.	22,500	1,134,212

SCSK Corp.	30,500	1,769,086
		11,736,073

Leisure Products – 0.1%

Yamaha Corp.	16,100	876,401

Machinery – 3.0%

Atlas Copco AB, Class A	37,800	2,293,280

Atlas Copco AB, Class B(a)	9,675	502,872

Epiroc AB, Class A(a)	99,900	2,167,951

Epiroc AB, Class B	9,675	190,050

Kone OYJ, Class B	53,550	4,212,044

MINEBEA MITSUMI, Inc.	49,200	1,233,770

Mitsubishi Heavy Industries Ltd.	103,700	3,080,499

Rational AG	900	751,460

Schindler Holding AG	1,125	320,459

Schindler Holding AG (Registered)	450	125,322

Sinotruk Hong Kong Ltd.	1,237,500	3,046,409
		17,924,116

Media – 0.7%

Telenet Group Holding NV	103,275	4,428,366

Metals & Mining – 6.7%

BHP Group Ltd.(a)	81,900	3,017,676

BHP Group plc	39,375	1,190,916

Evraz plc	590,850	5,255,226

Fortescue Metals Group Ltd.	273,150	4,766,371

Grupo Mexico SAB de CV, Series B	1,012,500	4,595,634

Kumba Iron Ore Ltd.	102,375	4,645,634

MMC Norilsk Nickel PJSC	7,425	2,537,760

Rio Tinto plc	120,150	10,107,650

Severstal PAO	66,150	1,563,255

Vedanta Ltd.	439,425	1,526,101

Wheaton Precious Metals Corp.	9,675	401,015
		39,607,238

Multiline Retail – 0.5%

Wesfarmers Ltd.	64,125	2,680,250

Investments	Shares	Value

Multi-Utilities – 0.9%

A2A SpA	742,950	$1,455,129

AGL Energy Ltd.	531,000	3,662,827
		5,117,956

Oil, Gas & Consumable Fuels – 6.4%

Adaro Energy Tbk. PT	49,432,500	4,260,537

BP plc	1,050,300	4,406,204

Canadian Natural Resources Ltd.	183,150	5,554,647

China Shenhua Energy Co. Ltd., Class H	2,145,500	4,475,057

Equinor ASA	77,400	1,579,079

Exxaro Resources Ltd.(a)	153,225	1,610,671

Formosa Petrochemical Corp.	316,000	1,170,873

LUKOIL PJSC	62,550	4,829,371

Lundin Energy AB	131,400	4,214,373

Royal Dutch Shell plc, Class A	45,000	850,460

Royal Dutch Shell plc, Class B	20,700	372,296

TOTAL SE	25,650	1,137,063

Yanzhou Coal Mining Co. Ltd., Class H	2,894,000	3,454,088
		37,914,719

Paper & Forest Products – 0.8%

UPM-Kymmene OYJ	120,375	4,716,737

Personal Products – 2.1%

Hengan International Group Co. Ltd.(a)	112,500	729,302

L’Oreal SA(a)	27,000	11,104,513

Unilever plc	5,625	329,553
		12,163,368

Pharmaceuticals – 6.8%

AstraZeneca plc	22,050	2,355,338

China Medical System Holdings Ltd.	225,000	521,447

Chugai Pharmaceutical Co. Ltd.	99,300	3,725,624

GlaxoSmithKline plc	260,325	4,828,360

Livzon Pharmaceutical Group, Inc., Class H	292,500	1,367,060

Novartis AG (Registered)	94,275	8,058,417

Novo Nordisk A/S, Class B	66,375	4,867,740

Orion OYJ, Class B	80,325	3,561,285

Roche Holding AG	30,150	9,837,882

See Accompanying Notes to the Financial Statements.

250	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Pharmaceuticals – (continued)

Roche Holding AG – BR	675	$234,757

Sanofi(a)	2,925	307,288

Shionogi & Co. Ltd.(a)	5,700	299,692
		39,964,890

Professional Services – 1.2%

Nihon M&A Center, Inc.	95,000	2,489,182

RELX plc	61,200	1,592,584

SGS SA (Registered)	949	2,809,385
		6,891,151

Real Estate Management & Development – 3.3%

CK Asset Holdings Ltd.	22,000	138,087

Country Garden Holdings Co. Ltd.(a)	1,373,000	1,635,187

Daito Trust Construction Co. Ltd.	35,200	3,742,043

Guangzhou R&F Properties Co. Ltd., Class H(a)	900,000	1,151,818

Hopson Development Holdings Ltd.(a)	450,000	1,770,023

KWG Group Holdings Ltd.	2,700,000	4,338,438

Land & Houses PCL, NVDR	11,205,000	3,112,750

Logan Group Co. Ltd.(a)	2,475,000	3,938,662
		19,827,008

Road & Rail – 0.7%

Aurizon Holdings Ltd.	1,385,550	4,013,505

Semiconductors & Semiconductor Equipment – 5.3%

ASM International NV	7,650	2,328,974

ASML Holding NV	4,050	2,638,561

Novatek Microelectronics Corp.	266,000	5,942,219

Taiwan Semiconductor Manufacturing Co. Ltd.	601,222	12,914,230

Tokyo Electron Ltd.	15,500	6,852,020

United Microelectronics Corp.	482,000	978,391
		31,654,395

Software – 0.0%(c)

SAP SE	1,575	221,375

Specialty Retail – 2.2%

Industria de Diseno Textil SA(a)	160,875	5,736,249

Investments	Shares	Value

Specialty Retail – (continued)

Nitori Holdings Co. Ltd.	3,800	$681,744

Petrobras Distribuidora SA	675,000	2,800,654

Topsports International Holdings Ltd.(b)	526,000	711,099

USS Co. Ltd.	167,100	3,028,453
		12,958,199

Technology Hardware, Storage & Peripherals – 3.1%

Brother Industries Ltd.	112,500	2,378,551

Chicony Electronics Co. Ltd.	1,125,000	3,403,233

Inventec Corp.	450,000	437,386

Lite-On Technology Corp.	726,000	1,660,810

Pegatron Corp.	1,575,000	4,149,930

Quanta Computer, Inc.	423,000	1,490,108

Samsung Electronics Co. Ltd.	64,125	4,698,330
		18,218,348

Textiles, Apparel & Luxury Goods – 1.3%

Eclat Textile Co. Ltd.	62,000	1,189,704

Hermes International	1,800	2,262,181

Li Ning Co. Ltd.	359,500	2,934,562

LVMH Moet Hennessy Louis Vuitton SE	1,800	1,356,875
		7,743,322

Tobacco – 1.6%

Imperial Brands plc	223,200	4,658,651

Japan Tobacco, Inc.	216,600	4,050,413

Swedish Match AB	6,525	535,844
		9,244,908

Trading Companies & Distributors – 1.1%

Marubeni Corp.	203,700	1,693,260

MonotaRO Co. Ltd.	139,600	3,563,277

Toyota Tsusho Corp.	32,000	1,352,546
		6,609,083

Transportation Infrastructure – 0.1%

CCR SA	292,500	649,131

Wireless Telecommunication Services – 0.8%

SoftBank Group Corp.	4,000	361,740

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	251

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Wireless Telecommunication Services – (continued)

Total Access Communication PCL, NVDR	3,957,500	$4,162,445
		4,524,185
Total Common Stocks (Cost $475,235,368)		570,988,369
	Principal Amount

SECURITIES LENDING REINVESTMENTS(d) – 3.9%

REPURCHASE AGREEMENTS – 3.9%

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $4,700,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/15/2023 – 2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $4,782,196	$4,700,000	4,700,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $11,336,738, collateralized by various U.S. Treasury Securities, ranging from 0.88% – 5.00%, maturing 1/15/2028 – 2/15/2047; total market value $11,439,006	11,336,738	11,336,738

Deutsche Bank AG, London Branch, 0.15%, dated 4/30/2021, due 5/3/2021, repurchase price $6,700,000, collateralized by various U.S. Treasury Securities, 0.13%, maturing 7/15/2030; Foreign Government Fixed Income Securities, ranging from 0.25% – 3.13%, maturing 7/23/2021 – 2/14/2031; total market value $6,803,366	6,700,000	6,700,000

	Principal Amount	Value

REPURCHASE AGREEMENT – (continued)

NBC Global Finance Ltd., 0.19%, dated 4/30/2021, due 5/3/2021, repurchase price $300,000, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 1/31/2023 – 8/15/2050; Common Stocks; total market value $329,480	$300,000	$300,000
		23,036,738
Total Securities Lending Reinvestments (Cost $23,036,738)		23,036,738
Total Investments – 100.4% (Cost $498,272,106)		594,025,107

Liabilities in excess of other assets – (0.4%)		(2,656,899)
NET ASSETS – 100.0%		$591,368,208

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $45,022,886, collateralized in the form of cash with a value of $23,036,738 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $11,649,768 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 13, 2021 – February 15, 2051 and $13,457,738 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from July 7, 2021 – September 20, 2117; a total value of $48,144,244.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $23,036,738.

See Accompanying Notes to the Financial Statements.

252	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,328,328
Aggregate gross unrealized depreciation	(19,913,815)
Net unrealized appreciation	$94,414,513
Federal income tax cost	$499,929,619

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	111	06/18/2021	EUR	$5,264,699	$178,525
FTSE 100 Index	31	06/18/2021	GBP	2,977,648	74,805
MSCI Emerging Markets E-Mini Index	83	06/18/2021	USD	5,546,890	17,476
S&P/TSX 60 Index	10	06/17/2021	CAD	1,845,879	39,899
SPI 200 Index	14	06/17/2021	AUD	1,893,043	57,876
TOPIX Index	17	06/10/2021	JPY	2,957,367	(8,034)
					$360,547

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	304,850	Toronto-Dominion Bank (The)	USD	242,319	06/16/2021	$5,509
DKK	760,000	Bank of New York	USD	121,763	06/16/2021	1,354
EUR	1,041,186	Morgan Stanley	USD	1,247,158	06/16/2021	7,361
HKD	1,415,892	UBS AG	USD	182,073	06/16/2021	248
SEK	1,969,475	Morgan Stanley	USD	231,497	06/16/2021	1,514
SGD	219,235	Goldman Sachs & Co.	USD	163,142	06/16/2021	1,620
USD	268,676	JPMorgan Chase Bank	AUD	345,963	06/16/2021	1,382
USD	245,522	Morgan Stanley	GBP	176,070	06/16/2021	1,717
USD	243,599	Toronto-Dominion Bank (The)	GBP	175,563	06/16/2021	495
USD	216,908	Goldman Sachs & Co.	HKD	1,684,244	06/16/2021	32
USD	235,322	Goldman Sachs & Co.	RUB*	17,581,399	06/16/2021	2,527
USD	173,791	Goldman Sachs & Co.	TRY	1,305,542	06/16/2021	19,859
Total unrealized appreciation						$43,618

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	253

FlexShares® International Quality Dividend Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
EUR	105,330	Toronto-Dominion Bank (The)	USD	127,375	06/16/2021	$(465)
GBP	34,589	Citibank NA	USD	48,278	06/16/2021	(382)
HKD	5,443,084	Toronto-Dominion Bank (The)	USD	701,299	06/16/2021	(404)
INR*	9,479,319	Citibank NA	USD	128,109	06/16/2021	(1,027)
JPY	45,255,138	Citibank NA	USD	414,704	06/16/2021	(531)
JPY	175,276,320	Morgan Stanley	USD	1,616,669	06/16/2021	(12,545)
JPY	26,764,933	Toronto-Dominion Bank (The)	USD	246,864	06/16/2021	(1,912)
TRY	68,354	BNP Paribas SA	USD	8,669	06/16/2021	(610)
USD	483,266	Citibank NA	BRL*	2,843,346	06/16/2021	(38,909)
USD	366,392	Morgan Stanley	CHF	338,991	06/16/2021	(5,727)
USD	214,546	Morgan Stanley	CZK	4,724,570	06/16/2021	(5,313)
USD	289,213	Citibank NA	KRW*	328,849,715	06/16/2021	(6,428)
USD	56,599	BNP Paribas SA	NOK	479,248	06/16/2021	(1,088)
USD	124,773	BNP Paribas SA	NZD	174,054	06/16/2021	(89)
USD	306,617	Morgan Stanley	PLN	1,176,488	06/16/2021	(3,950)
USD	16,951	Goldman Sachs & Co.	SGD	22,806	06/16/2021	(188)
USD	325,792	Citibank NA	TWD*	9,123,516	06/16/2021	(850)
USD	92,283	BNP Paribas SA	ZAR	1,416,223	06/17/2021	(4,722)
Total unrealized depreciation						$(85,140)
Net unrealized depreciation						$(41,522)

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

254	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2021:

Australia	3.1%
Austria	0.3
Belgium	1.7
Brazil	2.5
Canada	4.3
China	9.7
Denmark	0.9
Finland	2.7
France	4.4
Germany	2.8
Greece	0.8
Hong Kong	1.4
India	2.4
Indonesia	1.3
Italy	1.3
Japan	13.7
Malaysia	1.1
Mexico	0.8
Netherlands	1.6
New Zealand	0.0 †
Norway	0.3
Qatar	0.2
Russia	1.5
Singapore	1.9
South Africa	2.5
South Korea	1.9
Spain	2.7
Sweden	3.1
Switzerland	7.6
Taiwan	6.8
Thailand	1.2
Turkey	0.9
United Kingdom	9.1
Other[1]	3.5
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	255

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 97.6%

Aerospace & Defense – 0.0%(a)

Bharat Electronics Ltd.	20,160	$35,858

Air Freight & Logistics – 0.3%

Deutsche Post AG (Registered)	990	58,343

SG Holdings Co. Ltd.	6,000	136,352
		194,695

Auto Components – 0.7%

Bridgestone Corp.	12,000	480,527

Automobiles – 2.3%

Bajaj Auto Ltd.*	10,050	520,155

Ford Otomotiv Sanayi A/S	23,370	495,471

Hero MotoCorp Ltd.	11,430	435,018

Subaru Corp.	7,200	133,553

Tofas Turk Otomobil Fabrikasi A/S	33,660	121,131
		1,705,328

Banks – 7.4%

Absa Group Ltd.*	64,380	543,397

Banco de Chile	1,434,120	152,806

Banco Santander Brasil SA (Preference)	3,000	11,104

Bank of China Ltd., Class H	660,000	262,577

Bank of Communications Co. Ltd., Class H	120,000	76,788

China Minsheng Banking Corp. Ltd., Class H(b)	840,000	431,526

Commonwealth Bank of Australia	12,060	829,474

Hang Seng Bank Ltd.(b)	30,000	589,042

Malayan Banking Bhd.	30,791	61,862

National Bank of Canada	3,780	274,574

Royal Bank of Canada(b)	19,170	1,828,022

Sberbank of Russia PJSC	75,000	297,418
		5,358,590

Beverages – 0.3%

Coca-Cola Amatil Ltd.(c)	15,660	160,885

Diageo plc	870	39,160
		200,045

Investments	Shares	Value

Biotechnology – 0.5%

CSL Ltd.(b)	60	$12,568

Seegene, Inc.	4,140	348,365
		360,933

Capital Markets – 1.9%

Macquarie Korea Infrastructure Fund	54,780	593,427

Singapore Exchange Ltd.	39,000	306,336

Standard Life Aberdeen plc	127,770	490,909
		1,390,672

Chemicals – 0.1%

Sinopec Shanghai Petrochemical Co. Ltd., Class H	300,000	74,548

Construction & Engineering – 1.5%

Bouygues SA(b)	9,750	418,308

HOCHTIEF AG*	1,530	143,625

Taisei Corp.	14,000	516,170
		1,078,103

Construction Materials – 0.8%

Ambuja Cements Ltd.	135,240	564,257

Diversified Financial Services – 0.9%

Banca Mediolanum SpA	15,960	149,321

Power Finance Corp. Ltd.	83,730	122,533

REC Ltd.	240,090	415,208
		687,062

Diversified Telecommunication Services – 3.6%

BCE, Inc.	2,760	130,350

Deutsche Telekom AG (Registered)	6,150	118,454

Hellenic Telecommunications Organization SA(b)	31,050	527,403

HKT Trust & HKT Ltd.	99,000	143,780

Koninklijke KPN NV	168,060	579,822

Nippon Telegraph & Telephone Corp.	8,000	201,638

Proximus SADP(b)	23,580	503,277

Spark New Zealand Ltd.	9,440	29,802

Telefonica SA	46,740	216,819

See Accompanying Notes to the Financial Statements.

256	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Telecommunication Services – (continued)

Telenor ASA	8,670	$154,915
		2,606,260

Electric Utilities – 2.9%

Endesa SA	6,120	161,048

Enel SpA	57,990	577,106

Red Electrica Corp. SA	7,470	137,359

SSE plc	28,200	573,170

Transmissora Alianca de Energia Eletrica SA	48,000	369,826

Verbund AG(b)	3,690	303,390
		2,121,899

Electrical Equipment – 0.1%

Mitsubishi Electric Corp.	6,000	92,329

Electronic Equipment, Instruments & Components – 0.2%

Yageo Corp.	9,000	174,954

Entertainment – 0.7%

NetEase, Inc., ADR	4,560	510,994

Equity Real Estate Investment Trusts (REITs) – 0.2%

Covivio(b)	780	69,671

Gecina SA	270	39,540
		109,211

Food & Staples Retailing – 1.5%

BIM Birlesik Magazalar A/S	15,750	123,462

Etablissements Franz Colruyt NV	7,050	418,653

ICA Gruppen AB(b)	9,510	438,625

Welcia Holdings Co. Ltd.(b)	3,900	121,669
		1,102,409

Food Products – 3.2%

Nestle SA (Registered)	16,680	1,991,249

Orkla ASA	15,870	162,287

Uni-President Enterprises Corp.	60,000	161,315
		2,314,851

Gas Utilities – 1.5%

Enagas SA	17,340	378,235

Naturgy Energy Group SA(b)	21,060	540,759

Investments	Shares	Value

Gas Utilities – (continued)

Snam SpA	32,988	$185,847
		1,104,841

Health Care Equipment & Supplies – 1.8%

Coloplast A/S, Class B	2,550	422,478

Fisher & Paykel Healthcare Corp. Ltd.	6,330	163,277

Hartalega Holdings Bhd.	84,000	210,800

Top Glove Corp. Bhd.	366,000	504,809
		1,301,364

Hotels, Restaurants & Leisure – 0.2%

McDonald’s Holdings Co. Japan Ltd.	3,200	146,087

Household Durables – 2.0%

Casio Computer Co. Ltd.	25,800	455,787

Nien Made Enterprise Co. Ltd.	28,000	453,084

Sekisui House Ltd.	27,000	545,657

Sony Group Corp.	300	29,916
		1,484,444

Household Products – 0.3%

Pigeon Corp.(b)	6,000	203,376

Industrial Conglomerates – 2.3%

Alfa SAB de CV, Class A	30,000	21,071

CITIC Ltd.	30,000	31,596

Jardine Matheson Holdings Ltd.	9,800	658,952

Siemens AG (Registered)	5,670	947,522
		1,659,141

Insurance – 7.0%

Ageas SA	5,100	309,179

AIA Group Ltd.	6,000	76,402

Allianz SE (Registered)	1,830	476,719

Aviva plc	47,700	264,370

BB Seguridade Participacoes SA	87,000	358,087

Direct Line Insurance Group plc	113,370	447,511

Great-West Lifeco, Inc.(b)	12,450	360,688

Legal & General Group plc	58,950	222,331

Medibank Pvt Ltd.	246,930	587,483

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,040	590,977

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	257

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

PICC Property & Casualty Co. Ltd., Class H	642,000	$630,688

Sampo OYJ, Class A	4,560	216,883

Zurich Insurance Group AG	1,380	566,949
		5,108,267

Interactive Media & Services – 1.3%

Tencent Holdings Ltd.	12,000	962,552

Internet & Direct Marketing Retail – 1.5%

CJ ENM Co. Ltd.	3,030	392,251

Naspers Ltd., Class N	630	143,757

ZOZO, Inc.	16,200	546,892
		1,082,900

IT Services – 2.0%

Edenred	706	40,072

Itochu Techno-Solutions Corp.	12,000	416,083

Otsuka Corp.	8,200	413,357

Tata Consultancy Services Ltd.	14,910	611,044
		1,480,556

Leisure Products – 0.7%

Shimano, Inc.	2,300	526,787

Life Sciences Tools & Services – 0.1%

Sartorius Stedim Biotech	180	82,773

Machinery – 2.5%

Atlas Copco AB, Class B(b)	1,200	62,372

Knorr-Bremse AG	3,960	486,239

Kone OYJ, Class B	6,540	514,412

Mitsubishi Heavy Industries Ltd.	11,300	335,676

Rational AG	120	100,195

Sinotruk Hong Kong Ltd.	135,000	332,335
		1,831,229

Media – 1.1%

Publicis Groupe SA	3,300	213,961

Telenet Group Holding NV	13,170	564,721
		778,682

Investments	Shares	Value

Metals & Mining – 6.6%

Evraz plc	75,600	$672,413

Fortescue Metals Group Ltd.	34,860	608,295

Grupo Mexico SAB de CV, Series B	129,000	585,518

Kumba Iron Ore Ltd.	13,110	594,913

Magnitogorsk Iron & Steel Works PJSC	225,684	195,935

Novolipetsk Steel PJSC	63,008	222,939

Polymetal International plc	7,170	148,462

Rio Tinto Ltd.	3,120	291,977

Rio Tinto plc	15,180	1,277,021

Severstal PAO	9,212	217,698

Severstal PAO, GDR(d)	238	5,602
		4,820,773

Multiline Retail – 1.3%

Canadian Tire Corp. Ltd., Class A(b)	900	143,333

Dollarama, Inc.(b)	4,080	189,971

Wesfarmers Ltd.	15,060	629,467
		962,771

Multi-Utilities – 0.6%

AGL Energy Ltd.(b)	67,770	467,476

Oil, Gas & Consumable Fuels – 6.4%

Adaro Energy Tbk. PT	3,075,000	265,031

BP plc	128,280	538,158

China Petroleum & Chemical Corp., Class H	300,000	149,481

China Shenhua Energy Co. Ltd., Class H	270,000	563,163

Enbridge, Inc.	12,390	477,491

Equinor ASA	10,380	211,768

Exxaro Resources Ltd.	2,340	24,598

LUKOIL PJSC	1,050	81,069

Neste OYJ	8,850	536,943

Novatek PJSC	14,970	270,781

Royal Dutch Shell plc, Class A	23,580	445,641

Royal Dutch Shell plc, Class B	1,800	32,374

TOTAL SE	7,680	340,454

Yanzhou Coal Mining Co. Ltd., Class H(b)	612,000	730,443
		4,667,395

See Accompanying Notes to the Financial Statements.

258	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Personal Products – 1.5%

L’Oreal SA(b)	2,490	$1,024,083

Unilever plc	1,110	65,032
		1,089,115

Pharmaceuticals – 6.1%

AstraZeneca plc	510	54,477

Chugai Pharmaceutical Co. Ltd.	11,700	438,971

GlaxoSmithKline plc	31,740	588,696

Novartis AG (Registered)	6,810	582,104

Novo Nordisk A/S, Class B	1,230	90,204

Orion OYJ, Class B	9,330	413,654

Roche Holding AG	6,960	2,271,033

Sanofi(b)	300	31,517
		4,470,656

Professional Services – 0.3%

RELX plc	1,590	41,376

Thomson Reuters Corp.	2,010	186,246
		227,622

Real Estate Management & Development – 2.4%

Agile Group Holdings Ltd.	94,000	147,411

Daito Trust Construction Co. Ltd.	5,000	531,540

Deutsche Wohnen SE	570	30,878

Guangzhou R&F Properties Co. Ltd., Class H(b)	96,000	122,861

KWG Group Holdings Ltd.	315,000	506,151

Land & Houses PCL, NVDR	1,470,000	408,366
		1,747,207

Road & Rail – 0.7%

Aurizon Holdings Ltd.	164,190	475,607

Semiconductors & Semiconductor Equipment – 3.0%

ASML Holding NV	480	312,718

Novatek Microelectronics Corp.	35,000	781,871

Taiwan Semiconductor Manufacturing Co. Ltd.	50,000	1,073,999
		2,168,588

Software – 0.6%

Kingdee International Software Group Co. Ltd.*(b)	120,000	397,072

Investments	Shares	Value

Software – (continued)

SAP SE	150	$21,084
		418,156

Specialty Retail – 1.1%

Industria de Diseno Textil SA(b)	17,280	616,145

USS Co. Ltd.	11,100	201,172
		817,317

Technology Hardware, Storage & Peripherals – 5.2%

Asustek Computer, Inc.	18,000	242,294

Chicony Electronics Co. Ltd.	98,000	296,459

Compal Electronics, Inc.	180,000	161,100

FUJIFILM Holdings Corp.	9,700	628,918

Inventec Corp.	198,000	192,450

Lite-On Technology Corp.	280,000	640,533

Logitech International SA (Registered)	4,890	549,023

Pegatron Corp.	180,000	474,278

Samsung Electronics Co. Ltd.	8,250	604,463
		3,789,518

Textiles, Apparel & Luxury Goods – 1.9%

Bosideng International Holdings Ltd.(b)	350,000	178,000

Hermes International	570	716,357

LVMH Moet Hennessy Louis Vuitton SE	210	158,302

Page Industries Ltd.	750	300,320
		1,352,979

Tobacco – 3.3%

British American Tobacco plc	15,750	584,855

Imperial Brands plc	27,510	574,191

ITC Ltd.	188,370	515,222

Japan Tobacco, Inc.	32,100	600,269

Swedish Match AB	1,410	115,791
		2,390,328

Trading Companies & Distributors – 1.0%

ITOCHU Corp.(b)	10,000	311,788

Mitsubishi Corp.	9,000	248,662

Sumitomo Corp.	13,500	183,779
		744,229

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	259

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Transportation Infrastructure – 0.7%

Westports Holdings Bhd.	471,000	$494,410

Wireless Telecommunication Services – 1.5%

KDDI Corp.	12,000	362,948

Mobile TeleSystems PJSC	123,000	524,676

Softbank Corp.(b)	14,400	185,690

SoftBank Group Corp.	500	45,217
		1,118,531
Total Common Stocks (Cost $59,461,566)		71,139,202
	Principal Amount

SECURITIES LENDING REINVESTMENTS(e) – 3.3%

REPURCHASE AGREEMENTS – 3.3%

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $500,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/15/2023 – 2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $508,744	$500,000	500,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $1,258,130, collateralized by various U.S. Treasury Securities, ranging from 0.88% – 5.00%, maturing 1/15/2028 – 2/15/2047; total market value $1,269,479	1,258,130	1,258,130

	Principal Amount

REPURCHASE AGREEMENTS – (continued)

Deutsche Bank AG, London Branch, 0.15%, dated 4/30/2021, due 5/3/2021, repurchase price $600,000, collateralized by various U.S. Treasury Securities, 0.13%, maturing 7/15/2030; Foreign Government Fixed Income Securities, ranging from 0.25% – 3.13%, maturing 7/23/2021 – 2/14/2031; total market value $609,257	$600,000	$600,000

NBC Global Finance Ltd., 0.19%, dated 4/30/2021, due 5/3/2021, repurchase price $70,000, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 1/31/2023 – 8/15/2050; Common Stocks; total market value $76,879	70,000	70,000
		2,428,130
Total Securities Lending Reinvestments (Cost $2,428,130)		2,428,130
Total Investments – 100.9% (Cost $61,889,696)		73,567,332

Liabilities in excess of other assets – (0.9%)		(661,988)
NET ASSETS – 100.0%		$72,905,344

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $7,107,596, collateralized in the form of cash with a value of $2,428,130 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,505,444 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.63%, and maturity dates ranging from May 13, 2021 – February 15, 2051 and $2,739,403 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from July 7, 2021 – September 20, 2117; a total value of $7,672,977.

See Accompanying Notes to the Financial Statements.

260	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

(c)

Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021 amounted to $160,885, which represents approximately 0.22% of net assets of the Fund.

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $2,428,130.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,731,867
Aggregate gross unrealized depreciation	(2,303,160)
Net unrealized appreciation	$11,428,707
Federal income tax cost	$62,161,822

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	14	06/18/2021	USD	$1,580,110	$31,758
MSCI Emerging Markets E-Mini Index	6	06/18/2021	USD	400,980	4,262
					$36,020

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of April 30, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
EUR	80,000	Morgan Stanley	USD	96,299	06/16/2021	$93
NOK	59,477	BNP Paribas SA	USD	7,024	06/16/2021	135
USD	217,047	Citibank NA	AUD	280,000	06/16/2021	716
USD	81,826	JPMorgan Chase Bank	AUD	105,364	06/16/2021	421
USD	73,707	Morgan Stanley	JPY	8,000,000	06/16/2021	492
Total unrealized appreciation						$1,857
USD	16,996	Citibank NA	BRL*	100,000	06/16/2021	$(1,368)
USD	228,628	Morgan Stanley	CHF	210,000	06/16/2021	(1,895)
USD	239,565	Morgan Stanley	EUR	200,000	06/16/2021	(1,414)
USD	195,484	BNP Paribas SA	ZAR	3,000,000	06/17/2021	(10,003)
Total unrealized depreciation						$(14,680)
Net unrealized depreciation						$(12,823)

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	261

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

EUR – Euro

JPY – Japanese Yen

NOK – Norwegian Krone

USD – US Dollar

ZAR – South African Rand

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2021:

Australia	5.6%
Austria	0.4
Belgium	2.5
Brazil	1.0
Canada	4.9
Chile	0.2
China	8.4
Denmark	0.7
Finland	2.3
France	4.3
Germany	4.1
Greece	0.7
Hong Kong	1.1
India	4.8
Indonesia	0.4
Italy	1.3
Japan	12.4
Malaysia	1.7
Mexico	0.8
Netherlands	1.2
New Zealand	0.3
Norway	0.7
Russia	2.5
Singapore	1.3
South Africa	1.8
South Korea	2.7
Spain	2.8
Sweden	0.8
Switzerland	8.2
Taiwan	6.4
Thailand	0.6
Turkey	1.0
United Kingdom	9.7
Other[1]	2.4
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

262	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 98.8%

Aerospace & Defense – 0.7%

MTU Aero Engines AG	1,548	$391,145

Auto Components – 1.7%

Denso Corp.	2,200	142,078

Fuyao Glass Industry Group Co. Ltd., Class H(a)	50,400	292,984

Koito Manufacturing Co. Ltd.	1,800	112,145

Magna International, Inc.	2,034	191,925

Motherson Sumi Systems Ltd.*	11,790	34,173

Nexteer Automotive Group Ltd.	72,000	80,743

Valeo SA	2,304	74,720
		928,768

Automobiles – 1.3%

Ford Otomotiv Sanayi A/S	18,144	384,674

Geely Automobile Holdings Ltd.	36,000	93,397

Porsche Automobil Holding SE (Preference)	1,638	172,692

Tofas Turk Otomobil Fabrikasi A/S	21,366	76,889
		727,652

Banks – 8.1%

Absa Group Ltd.*	46,296	390,760

Agricultural Bank of China Ltd., Class H	270,000	104,985

Bancolombia SA	12,780	95,380

Bank Mandiri Persero Tbk. PT	268,200	114,651

Bank Rakyat Indonesia Persero Tbk. PT	430,200	120,617

China Construction Bank Corp., Class H	486,000	384,828

China Merchants Bank Co. Ltd., Class H	18,000	145,194

Credit Agricole SA	10,332	160,098

DBS Group Holdings Ltd.	23,490	528,101

DNB ASA	7,164	154,391

Hang Seng Bank Ltd.(b)	18,000	353,425

Krung Thai Bank PCL, NVDR	273,600	99,291

National Bank of Canada	2,538	184,357

Nedbank Group Ltd.*	14,742	150,250

Nordea Bank Abp	18,180	189,115

Investments	Shares	Value

Banks – (continued)

Royal Bank of Canada	14,256	$1,359,430
		4,534,873

Beverages – 0.5%

Anheuser-Busch InBev SA/NV	3,852	272,797

Capital Markets – 2.5%

Macquarie Group Ltd.	1,728	214,221

Magellan Financial Group Ltd.	3,096	115,988

Meritz Securities Co. Ltd.	117,180	508,814

Natixis SA	6,228	30,469

St James’s Place plc	7,470	140,814

Standard Life Aberdeen plc	93,024	357,410
		1,367,716

Chemicals – 2.8%

BASF SE	4,590	370,646

Covestro AG(a)	2,016	132,070

Nippon Sanso Holdings Corp.	5,400	101,474

Nissan Chemical Corp.(b)	5,700	293,070

Shin-Etsu Chemical Co. Ltd.	1,800	303,829

Sinopec Shanghai Petrochemical Co. Ltd., Class H	396,000	98,403

Wacker Chemie AG	1,710	258,341
		1,557,833

Construction & Engineering – 0.9%

ACS Actividades de Construccion y Servicios SA(b)	11,880	387,990

HOCHTIEF AG*	1,206	113,210
		501,200

Construction Materials – 0.5%

China Resources Cement Holdings Ltd.	216,000	235,555

CRH plc	792	37,402
		272,957

Distributors – 0.2%

Jardine Cycle & Carriage Ltd.	5,400	94,086

Diversified Consumer Services – 0.2%

YDUQS Participacoes SA	18,000	97,079

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	263

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Diversified Financial Services – 3.0%

Banca Mediolanum SpA	44,550	$416,807

EXOR NV	5,220	429,312

M&G plc	152,802	459,724

REC Ltd.	193,500	334,636
		1,640,479

Diversified Telecommunication Services – 0.6%

Telefonica SA(b)	33,534	155,559

Telenor ASA(b)	6,516	116,427

Turk Telekomunikasyon A/S	49,122	37,736
		309,722

Electric Utilities – 3.2%

Centrais Eletricas Brasileiras SA (Preference), Class B	16,200	110,424

Endesa SA	4,716	124,102

Enel SpA	13,446	133,812

Fortum OYJ(b)	16,200	426,109

SSE plc	22,428	455,853

Transmissora Alianca de Energia Eletrica SA	66,600	513,134
		1,763,434

Electrical Equipment – 1.8%

Fuji Electric Co. Ltd.	2,700	122,890

Mitsubishi Electric Corp.	28,800	443,178

Schneider Electric SE	2,862	458,291
		1,024,359

Electronic Equipment, Instruments & Components – 1.2%

Omron Corp.	4,500	341,293

Walsin Technology Corp.	12,000	104,178

Yageo Corp.	5,000	97,197

Yokogawa Electric Corp.	6,400	116,166
		658,834

Entertainment – 0.5%

Nintendo Co. Ltd.	500	286,766

Equity Real Estate Investment Trusts (REITs) – 0.7%

Covivio(b)	1,476	131,839

Growthpoint Properties Ltd.(b)	120,312	120,416

RioCan REIT(b)	7,002	119,641
		371,896

Investments	Shares	Value

Food Products – 1.0%

Nestle SA (Registered)	2,214	$264,306

Want Want China Holdings Ltd.(b)	432,000	313,146
		577,452

Gas Utilities – 1.4%

AltaGas Ltd.	7,362	137,461

Enagas SA	12,960	282,695

Naturgy Energy Group SA(b)	14,562	373,909
		794,065

Health Care Equipment & Supplies – 0.8%

Hoya Corp.	2,700	307,163

Straumann Holding AG (Registered)	108	154,472
		461,635

Health Care Providers & Services – 0.2%

Notre Dame Intermedica Participacoes SA	7,200	107,856

Hotels, Restaurants & Leisure – 2.1%

Aristocrat Leisure Ltd.	5,238	150,393

Genting Singapore Ltd.	181,800	118,203

Kangwon Land, Inc.*	18,126	412,269

OPAP SA	31,608	485,134
		1,165,999

Household Durables – 1.3%

Electrolux AB, Series B	4,158	116,837

Panasonic Corp.	12,600	148,588

Persimmon plc	10,890	472,235
		737,660

Industrial Conglomerates – 1.6%

LG Corp.(c)	4,230	481,049

Siemens AG (Registered)	2,592	433,153
		914,202

Insurance – 7.6%

Allianz SE (Registered)	4,158	1,083,169

Aviva plc	73,638	408,128

AXA SA(b)	9,702	274,755

BB Seguridade Participacoes SA	18,000	74,087

Legal & General Group plc	118,152	445,612

Manulife Financial Corp.	22,914	499,928

See Accompanying Notes to the Financial Statements.

264	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Insurance – (continued)

Old Mutual Ltd.	15,858	$13,828

PICC Property & Casualty Co. Ltd., Class H	72,000	70,731

Ping An Insurance Group Co. of China Ltd., Class H	18,000	196,875

Poste Italiane SpA(a)	6,462	84,791

Prudential plc	13,122	278,789

Swiss Re AG	4,842	450,621

Zurich Insurance Group AG	918	377,144
		4,258,458

Interactive Media & Services – 1.0%

Tencent Holdings Ltd.	7,200	577,531

Internet & Direct Marketing Retail – 1.3%

CJ ENM Co. Ltd.	2,592	335,549

ZOZO, Inc.	11,600	391,602
		727,151

IT Services – 1.1%

Amadeus IT Group SA*	4,212	287,492

Capgemini SE	1,872	343,436
		630,928

Machinery – 2.1%

Atlas Copco AB, Class B(b)	756	39,294

FANUC Corp.	1,900	437,606

Komatsu Ltd.	5,400	158,337

MINEBEA MITSUMI, Inc.	16,200	406,241

SKF AB, Class B	4,608	119,127

Weichai Power Co. Ltd., Class H	7,000	16,241
		1,176,846

Media – 0.6%

Publicis Groupe SA	2,340	151,718

WPP plc	11,664	157,553
		309,271

Metals & Mining – 7.9%

Anglo American Platinum Ltd.	1,350	184,698

Anglo American plc	6,246	265,490

BHP Group Ltd.(b)	5,022	185,040

BHP Group plc	6,984	211,235

Investments	Shares	Value

Metals & Mining – (continued)

Evraz plc	54,540	$485,098

Fortescue Metals Group Ltd.	25,398	443,186

Gerdau SA (Preference)	25,200	154,305

Impala Platinum Holdings Ltd.	8,478	158,679

Kumba Iron Ore Ltd.	9,486	430,461

Magnitogorsk Iron & Steel Works PJSC	157,320	136,583

MMC Norilsk Nickel PJSC	936	319,912

Rio Tinto plc	8,622	725,328

Severstal PAO	6,570	155,262

Vedanta Ltd.	158,274	549,677
		4,404,954

Multiline Retail – 0.1%

Central Retail Corp. PCL, NVDR	70,200	78,908

Multi-Utilities – 0.3%

AGL Energy Ltd.(b)	27,432	189,225

Oil, Gas & Consumable Fuels – 7.9%

Adaro Energy Tbk. PT	4,681,800	403,520

Aker BP ASA	1,530	43,976

BP plc	102,528	430,124

Canadian Natural Resources Ltd.	17,028	516,432

China Petroleum & Chemical Corp., Class H	180,000	89,689

China Shenhua Energy Co. Ltd., Class H	153,000	319,126

Equinor ASA	7,308	149,094

Exxaro Resources Ltd.(b)	7,938	83,443

Indian Oil Corp. Ltd.	85,806	105,241

Keyera Corp.(b)	5,562	127,091

OMV AG	2,664	131,516

Pembina Pipeline Corp.	4,986	153,771

Suncor Energy, Inc.	8,298	177,332

TOTAL SE	25,380	1,125,094

Woodside Petroleum Ltd.	22,014	388,728

Yanzhou Coal Mining Co. Ltd., Class H	108,000	128,902
		4,373,079

Paper & Forest Products – 0.4%

UPM-Kymmene OYJ	6,048	236,983

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	265

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Personal Products – 1.9%

L’Oreal SA(b)	2,520	$1,036,421

Pharmaceuticals – 4.3%

Astellas Pharma, Inc.	10,800	162,091

Eisai Co. Ltd.	3,900	254,363

GlaxoSmithKline plc	25,506	473,071

Novartis AG (Registered)	6,354	543,126

Orion OYJ, Class B	6,246	276,922

Roche Holding AG	1,242	405,262

Roche Holding AG – BR	468	162,765

Takeda Pharmaceutical Co. Ltd.	3,600	119,720
		2,397,320

Professional Services – 0.5%

Nihon M&A Center, Inc.	10,800	282,981

Real Estate Management & Development – 4.7%

Agile Group Holdings Ltd.	72,000	112,911

China Resources Land Ltd.	74,000	347,284

CK Asset Holdings Ltd.	54,000	338,940

Country Garden Holdings Co. Ltd.(b)	239,109	284,769

Daiwa House Industry Co. Ltd.	1,800	53,273

Guangzhou R&F Properties Co. Ltd., Class H(b)	324,000	414,655

KWG Group Holdings Ltd.	216,000	347,075

Land & Houses PCL, NVDR	1,530,000	425,034

Logan Group Co. Ltd.	54,000	85,934

NEPI Rockcastle plc	18,144	122,190

Yuzhou Group Holdings Co. Ltd.	324,000	90,106
		2,622,171

Road & Rail – 0.5%

Aurizon Holdings Ltd.	96,480	279,472

Semiconductors & Semiconductor Equipment – 8.7%

Advantest Corp.	800	75,971

ASML Holding NV	3,960	2,579,926

Globalwafers Co. Ltd.	5,000	154,656

Nanya Technology Corp.	36,000	118,054

Novatek Microelectronics Corp.	24,000	536,140

Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	708,839

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)

Tokyo Electron Ltd.	1,500	$663,099
		4,836,685

Software – 0.2%

Nemetschek SE	1,458	108,819

SAP SE	126	17,710
		126,529

Specialty Retail – 1.5%

Fast Retailing Co. Ltd.	200	164,146

Hotai Motor Co. Ltd.	5,000	108,116

Industria de Diseno Textil SA(b)	2,466	87,929

Petrobras Distribuidora SA	86,400	358,484

USS Co. Ltd.	7,200	130,490
		849,165

Technology Hardware, Storage & Peripherals – 1.9%

Lite-On Technology Corp.	72,000	164,708

Pegatron Corp.	108,000	284,567

Samsung Electronics Co. Ltd.	4,698	344,214

Samsung Electronics Co. Ltd. (Preference)	4,032	265,695
		1,059,184

Textiles, Apparel & Luxury Goods – 0.7%

Eclat Textile Co. Ltd.	20,000	383,776

Tobacco – 1.6%

British American Tobacco plc	3,618	134,350

Imperial Brands plc	19,404	405,002

Japan Tobacco, Inc.	19,800	370,259
		909,611

Trading Companies & Distributors – 0.4%

Rexel SA*	6,192	122,021

Toyota Tsusho Corp.	2,800	118,348
		240,369

Transportation Infrastructure – 0.4%

CCR SA	37,800	83,888

China Merchants Port Holdings Co. Ltd.	72,000	115,506
		199,394

See Accompanying Notes to the Financial Statements.

266	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value

COMMON STOCKS – (continued)

Wireless Telecommunication Services – 2.4%

Mobile TeleSystems PJSC	6,300	$26,874

MTN Group Ltd.*	24,714	156,077

SoftBank Group Corp.	7,700	696,350

Total Access Communication PCL, NVDR	379,800	399,468

Vodafone Group plc	30,114	57,038
		1,335,807
Total Common Stocks (Cost $47,454,347)		55,082,684
	Principal Amount

SECURITIES LENDING REINVESTMENTS(d) – 3.9%

REPURCHASE AGREEMENTS – 3.9%

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $400,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.00%, maturing 5/15/2023 - 2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $406,995	$400,000	400,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $1,161,098, collateralized by various U.S. Treasury Securities, ranging from 0.88% - 5.00%, maturing 1/15/2028 - 2/15/2047; total market value $1,171,572	1,161,098	1,161,098

Investments	Principal Amount	Value

REPURCHASE AGREEMENTS – (continued)

Deutsche Bank AG, London Branch, 0.15%, dated 4/30/2021, due 5/3/2021, repurchase price $600,000, collateralized by various U.S. Treasury Securities, 0.13%, maturing 7/15/2030; Foreign Government Fixed Income Securities, ranging from 0.25% - 3.13%, maturing 7/23/2021 - 2/14/2031; total market value $609,257	$600,000	$600,000
		2,161,098
Total Securities Lending Reinvestments (Cost $2,161,098)		2,161,098
Total Investments – 102.7% (Cost $49,615,445)		57,243,782

Liabilities in excess of other assets – (2.7%)		(1,523,292)
NET ASSETS – 100.0%		$55,720,490

*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $3,861,859, collateralized in the form of cash with a value of $2,161,098 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $630,026 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from May 13, 2021 – February 15, 2051 and $1,372,913 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from July 7, 2021 – September 20, 2117; a total value of $4,164,037.

(c)

Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021 amounted to $481,049, which represents approximately 0.86% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $2,161,098.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	267

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Abbreviations

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,343,595
Aggregate gross unrealized depreciation	(800,959)
Net unrealized appreciation	$7,542,636
Federal income tax cost	$49,709,665

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
MSCI EAFE E-Mini Index	4	06/18/2021	USD	$451,460	$9,995
MSCI Emerging Markets E-Mini Index	3	06/18/2021	USD	200,490	136
					$10,131

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of April 30, 2021:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	30,000	Citibank NA	USD	23,030	06/16/2021	$149
CAD	15,000	Toronto-Dominion Bank (The)	USD	11,923	06/16/2021	271
EUR	7,000	BNP Paribas SA	USD	8,347	06/16/2021	87
EUR	34,000	Morgan Stanley	USD	40,450	06/16/2021	516
GBP	6,000	Morgan Stanley	USD	8,229	06/16/2021	79
HKD	160,000	Morgan Stanley	USD	20,585	06/16/2021	18
JPY	2,300,000	Morgan Stanley	USD	20,994	06/16/2021	56
USD	39,607	JPMorgan Chase Bank	AUD	51,000	06/16/2021	202
USD	19,541	Citibank NA	GBP	14,000	06/16/2021	155
USD	27,787	Morgan Stanley	GBP	20,000	06/16/2021	92
USD	34,688	Toronto-Dominion Bank (The)	GBP	25,000	06/16/2021	71
USD	10,301	UBS AG	HKD	80,000	06/16/2021	–
USD	28,423	Morgan Stanley	JPY	3,085,000	06/16/2021	190
Total unrealized appreciation						$1,886
HKD	106,000	Toronto-Dominion Bank (The)	USD	13,657	06/16/2021	$(8)
JPY	2,400,000	JPMorgan Chase Bank	USD	22,035	06/16/2021	(70)
JPY	1,400,000	Morgan Stanley	USD	12,903	06/16/2021	(91)
USD	108,417	Morgan Stanley	CHF	100,000	06/16/2021	(1,354)
USD	8,652	Bank of New York	DKK	54,000	06/16/2021	(96)

See Accompanying Notes to the Financial Statements.

268	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	45,517	Morgan Stanley	EUR	38,000	06/16/2021	$(269)
USD	64,015	Toronto-Dominion Bank (The)	EUR	54,000	06/16/2021	(1,049)
USD	28,263	Morgan Stanley	HKD	220,000	06/16/2021	(66)
USD	32,660	Morgan Stanley	JPY	3,600,000	06/16/2021	(288)
USD	30,144	Toronto-Dominion Bank (The)	JPY	3,300,000	06/16/2021	(58)
USD	13,379	Goldman Sachs & Co.	SGD	18,000	06/16/2021	(149)
Total unrealized depreciation						$(3,498)
Net unrealized depreciation						$(1,612)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SGD – Singapore Dollar

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	269

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2021:

Australia	3.5%
Austria	0.2
Belgium	0.5
Brazil	2.7
Canada	6.2
China	8.9
Colombia	0.2
Finland	1.7
France	7.0
Germany	5.5
Greece	0.9
Hong Kong	1.2
India	1.8
Indonesia	1.2
Italy	1.9
Japan	12.9
Netherlands	4.6
Norway	0.8
Russia	1.2
Singapore	1.3
South Africa	3.3
South Korea	4.2
Spain	3.1
Sweden	0.8
Switzerland	4.2
Taiwan	4.8
Thailand	1.8
Turkey	0.9
United Kingdom	11.5
Other[1]	1.2
100.0%
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

270	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

April 30, 2021 (Unaudited)

Investments	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 99.9%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025(a)	$137,921,801	$162,335,053
2.00%, 1/15/2026	28,510,817	33,943,767
2.38%, 1/15/2027	23,139,471	28,608,207

U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2022(a)	50,169,278	52,092,253
0.13%, 1/15/2023	50,219,861	52,621,237
0.63%, 4/15/2023	53,784,243	57,209,537
0.38%, 7/15/2023	49,888,406	53,441,856
0.63%, 1/15/2024	49,721,674	54,024,851
0.50%, 4/15/2024	118,514,595	128,918,264
0.13%, 7/15/2024	160,353,295	174,296,553
0.13%, 10/15/2024	127,437,204	138,735,874
0.25%, 1/15/2025	160,743,190	175,740,240
0.13%, 4/15/2025	38,954,172	42,462,761
0.38%, 7/15/2025	48,919,742	54,265,205
0.13%, 10/15/2025	37,376,685	41,050,516
0.63%, 1/15/2026	50,512,731	56,682,390
0.13%, 4/15/2026	23,548,327	25,815,140
0.13%, 7/15/2026(a)	43,492,095	48,039,171
0.38%, 1/15/2027	45,047,750	50,258,621
Total U.S. Treasury Obligations (Cost $1,352,671,804)		1,430,541,496
Total Investments – 99.9% (Cost $1,352,671,804)		1,430,541,496

Other assets less liabilities – 0.1%		1,721,571
NET ASSETS – 100.0%		$1,432,263,067

(a)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $54,504,147, collateralized by $55,176,762 in U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from May 4, 2021 – February 15, 2051 and $519,468 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 5, 2021 – April 25, 2060; a total value of $55,696,230.

Percentages shown are based on Net Assets.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,837,220
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$77,837,220
Federal income tax cost	$1,352,704,276

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	271

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

April 30, 2021 (Unaudited)

Investments	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 99.9%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025(a)	$21,020,496	$24,741,290
2.00%, 1/15/2026	14,271,973	16,991,605
2.38%, 1/15/2027	16,328,834	20,187,957
1.75%, 1/15/2028	10,570,973	12,848,835
3.63%, 4/15/2028	20,752,926	28,184,793
2.50%, 1/15/2029	9,358,004	12,108,801
3.88%, 4/15/2029	17,183,033	24,320,428
3.38%, 4/15/2032	4,063,013	5,986,441

U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2024	24,257,084	26,366,319
0.13%, 10/15/2024	19,434,604	21,157,690
0.25%, 1/15/2025	24,504,300	26,790,507
0.13%, 4/15/2025	19,519,853	21,277,999
0.38%, 7/15/2025(a)	24,475,398	27,149,827
0.13%, 10/15/2025	18,722,300	20,562,553
0.63%, 1/15/2026	25,309,497	28,400,816
0.13%, 4/15/2026	11,739,062	12,869,089
0.13%, 7/15/2026(a)	30,704,627	33,914,779
0.38%, 1/15/2027(a)	31,846,896	35,530,767
0.38%, 7/15/2027(a)	30,144,307	33,855,185
0.50%, 1/15/2028	22,301,246	25,129,715
0.75%, 7/15/2028	20,716,054	23,894,339
0.88%, 1/15/2029(a)	20,304,494	23,576,779
0.25%, 7/15/2029(a)	22,042,167	24,558,915
0.13%, 1/15/2030	22,579,900	24,753,877
0.13%, 7/15/2030	23,695,647	26,066,971
0.13%, 1/15/2031(a)	16,729,541	18,270,543
Total U.S. Treasury Obligations (Cost $556,968,020)		599,496,820

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(b) – 0.6%

REPURCHASE AGREEMENTS – 0.6%

Citigroup Global Markets Ltd., 0.05%, dated 4/30/2021, due 5/3/2021, repurchase price $700,000, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 3.00%, maturing 5/15/2023 – 2/15/2049; Foreign Government Fixed Income Securities, 0.45%, maturing 8/19/2027; total market value $712,242	$700,000	$700,000

Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, due 5/3/2021, repurchase price $1,848,356, collateralized by various U.S. Treasury Securities, ranging from 0.88% – 5.00%, maturing 1/15/2028 – 2/15/2047; total market value $1,865,030	1,848,356	1,848,356

Deutsche Bank AG, London Branch, 0.15%, dated 4/30/2021, due 5/3/2021, repurchase price $1,000,000, collateralized by various U.S. Treasury Securities, 0.13%, maturing 7/15/2030; Foreign Government Fixed Income Securities, ranging from 0.25% – 3.13%, maturing 7/23/2021 – 2/14/2031; total market value $1,015,428	1,000,000	1,000,000

See Accompanying Notes to the Financial Statements.

272	FLEXSHARES SEMIANNUAL REPORT

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (cont.)

Investments	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS(b) – (continued)

REPURCHASE AGREEMENTS – (continued)

NBC Global Finance Ltd., 0.19%, dated 4/30/2021, due 5/3/2021, repurchase price $100,000, collateralized by various U.S. Treasury Securities, ranging from 0.13% – 4.38%, maturing 1/31/2023 – 8/15/2050; Common Stocks; total market value $109,827	$100,000	$100,000
		3,648,356
Total Securities Lending Reinvestments (Cost $3,648,356)		3,648,356
Total Investments – 100.5% (Cost $560,616,376)		603,145,176

Liabilities in excess of other assets – (0.5%)		(2,759,284)
NET ASSETS – 100.0%		$600,385,892

(a)

The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 was $115,918,300, collateralized in the form of cash with a value of $3,648,356 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $117,097,238 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from May 5, 2021 – July 22, 2068; a total value of $120,745,594.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2021. The total value of securities purchased was $3,648,356.

Percentages shown are based on Net Assets.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,071,092
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$42,071,092
Federal income tax cost	$561,074,084

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	273

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

April 30, 2021 (Unaudited)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – 100.1%

FHLMC
2.00%, 8/1/2031	$211,571	$219,136
2.00%, 10/1/2031	45,234	46,854
3.00%, 4/1/2033	174,659	185,309
3.00%, 6/1/2033	141,886	150,539
5.00%, 5/1/2034	69,440	80,407
5.00%, 7/1/2034	371,340	429,814
3.00%, 5/1/2035	25,964	27,456
5.00%, 7/1/2035	351,956	407,299
5.00%, 8/1/2035	150,694	174,370
5.00%, 10/1/2035	20,730	24,005
3.00%, 11/1/2035	30,984	32,768
5.00%, 11/1/2035	223,542	258,858
5.00%, 12/1/2035	136,560	158,003
6.00%, 1/1/2037	87,544	104,338
6.00%, 4/1/2037	44,725	53,291
6.00%, 5/1/2037	79,301	94,483
5.00%, 2/1/2038	68,058	78,694
5.00%, 7/1/2038	201,708	233,479
5.00%, 10/1/2038	62,678	72,493
5.00%, 11/1/2038	246,233	285,124
5.00%, 12/1/2038	408,598	473,141
5.00%, 2/1/2039	173,927	200,931
5.00%, 5/1/2039	82,818	95,920
5.00%, 6/1/2039	37,603	43,530
5.00%, 7/1/2039	60,152	69,668
5.00%, 9/1/2039	85,375	98,339
6.00%, 11/1/2039	48,415	57,596
5.00%, 12/1/2039	293,194	339,584
5.00%, 1/1/2040	22,856	26,448
5.00%, 3/1/2040	63,570	73,158
5.00%, 4/1/2040	26,286	30,436
6.00%, 4/1/2040	58,280	68,872
5.00%, 5/1/2040	24,516	28,395
6.00%, 5/1/2040	135,069	159,716
5.00%, 7/1/2040	137,368	158,742
6.00%, 7/1/2040	213,832	254,205
5.00%, 9/1/2040	112,711	130,532
4.00%, 1/1/2041	19,218	21,329
5.00%, 5/1/2041	196,410	227,603
5.00%, 7/1/2041	286,333	331,085
3.50%, 11/1/2041	98,452	107,243
3.00%, 3/1/2042	17,652	18,689
3.00%, 4/1/2042	117,596	125,129

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
3.00%, 6/1/2042	$102,312	$108,901
3.00%, 8/1/2042	57,314	61,005
3.00%, 11/1/2042	364,264	389,685
3.00%, 12/1/2042	111,635	119,164
3.00%, 1/1/2043	60,633	64,603
3.00%, 2/1/2043	33,953	36,324
3.00%, 3/1/2043	148,408	159,281
3.00%, 4/1/2043	40,167	42,798
3.00%, 6/1/2043	22,595	24,245
3.00%, 10/1/2043	75,577	80,385
4.00%, 8/1/2044	20,396	22,408
5.00%, 8/1/2044	51,720	59,796
4.00%, 1/1/2045	64,362	70,713
4.00%, 2/1/2045	118,550	131,664
4.00%, 8/1/2045	159,223	174,461
4.00%, 9/1/2045	28,230	30,897
4.00%, 10/1/2045	236,414	259,098
4.00%, 11/1/2045	53,886	58,949
4.00%, 12/1/2045	23,164	25,387
4.00%, 1/1/2046	70,255	77,140
2.50%, 9/1/2046	34,580	35,978
3.00%, 11/1/2046	39,462	41,508
3.00%, 12/1/2046	208,501	220,537
3.00%, 1/1/2047	1,319,446	1,402,598

FHLMC UMBS
2.00%, 8/1/2031	51,623	53,453
2.00%, 11/1/2031	83,029	85,996
2.00%, 2/1/2032	87,367	90,493
5.00%, 8/1/2035	490,881	568,163
1.50%, 4/1/2036	1,000,000	1,014,323
6.00%, 4/1/2036	599,949	713,281
5.50%, 12/1/2036	129,814	151,365
5.00%, 3/1/2038	76,540	88,554
5.00%, 7/1/2039	94,525	109,436
5.00%, 10/1/2039	38,343	44,390
5.00%, 1/1/2040	35,600	41,341
5.00%, 3/1/2040	61,657	71,386
5.50%, 3/1/2040	313,896	366,561
5.00%, 5/1/2040	96,356	110,968
2.00%, 7/1/2040	142,839	145,881
6.00%, 7/1/2040	974,263	1,159,987
1.50%, 10/1/2040	703,368	700,486
3.50%, 12/1/2040	66,234	71,825
2.00%, 1/1/2041	222,970	227,719
1.50%, 3/1/2041	880,910	877,296

See Accompanying Notes to the Financial Statements.

274	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
2.00%, 3/1/2041	$776,937	$793,481
4.50%, 3/1/2041	127,880	143,925
1.50%, 4/1/2041	249,034	247,074
2.00%, 4/1/2041	199,263	203,506
4.50%, 4/1/2041	25,091	28,345
1.50%, 5/1/2041	750,000	742,074
4.00%, 1/1/2042	85,931	95,417
5.00%, 2/1/2042	81,965	94,681
3.00%, 3/1/2042	161,549	172,359
3.50%, 11/1/2042	116,202	127,286
3.00%, 12/1/2042	719,334	769,255
3.50%, 1/1/2043	55,136	60,660
3.50%, 2/1/2043	45,802	50,032
2.50%, 6/1/2043	581,379	608,802
4.00%, 12/1/2043	19,189	21,157
4.50%, 3/1/2044	93,151	104,777
4.00%, 6/1/2044	7,454	8,186
4.50%, 7/1/2044	38,237	42,674
4.00%, 8/1/2044	22,039	24,205
4.50%, 12/1/2044	21,623	23,938
5.00%, 12/1/2044	215,390	248,973
4.00%, 2/1/2045	23,710	26,322
4.50%, 9/1/2045	20,133	22,253
4.00%, 10/1/2045	74,768	81,761
4.00%, 12/1/2045	31,946	35,388
4.50%, 12/1/2045	1,026,239	1,140,115
4.00%, 1/1/2046	56,008	61,814
4.50%, 4/1/2046	50,868	57,548
2.50%, 12/1/2046	184,164	191,812
2.50%, 11/1/2050	194,504	203,679
3.00%, 3/1/2051	998,292	1,056,908
3.00%, 4/1/2051	665,944	702,235

FNMA UMBS
3.50%, 10/1/2030	81,942	87,582
3.50%, 11/1/2030	16,560	17,700
2.00%, 9/1/2031	42,515	44,023
2.00%, 11/1/2031	96,440	99,864
2.00%, 2/1/2032	81,774	84,696
6.00%, 12/1/2032	15,948	18,884
5.50%, 2/1/2033	25,365	29,389
5.50%, 4/1/2033	112,062	129,935
6.00%, 4/1/2033	9,360	11,148
3.00%, 5/1/2033	162,627	171,981
3.00%, 6/1/2033	160,015	169,644
3.00%, 7/1/2033	20,431	21,666

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
5.50%, 7/1/2033	$37,402	$43,369
5.50%, 8/1/2033	54,551	63,253
3.00%, 10/1/2033	35,084	37,205
5.50%, 1/1/2034	74,547	86,672
5.50%, 2/1/2034	1,571,077	1,820,932
5.50%, 3/1/2034	20,786	23,515
6.00%, 3/1/2034	322,497	378,775
5.50%, 4/1/2034	200,749	233,007
5.50%, 7/1/2034	50,213	58,089
6.00%, 8/1/2034	55,268	65,774
6.50%, 9/1/2034	148,758	175,551
5.50%, 11/1/2034	80,015	93,068
5.50%, 12/1/2034	46,812	54,481
6.00%, 12/1/2034	250,064	297,162
5.50%, 1/1/2035	90,408	105,106
5.50%, 2/1/2035	171,016	198,561
6.00%, 4/1/2035	926,630	1,073,759
5.50%, 5/1/2035	38,647	45,161
5.00%, 8/1/2035	33,777	39,032
5.50%, 10/1/2035	42,495	49,282
1.50%, 11/1/2035	1,054,752	1,070,661
5.50%, 11/1/2035	35,283	41,257
6.00%, 11/1/2035	47,504	56,101
5.00%, 12/1/2035	73,864	85,396
2.00%, 1/1/2036	696,583	723,884
5.50%, 1/1/2036	197,097	229,453
5.00%, 2/1/2036	283,145	327,520
4.50%, 6/1/2036	719,769	807,706
6.00%, 6/1/2036	68,152	81,191
5.00%, 7/1/2036	35,828	41,407
5.50%, 7/1/2036	161,239	187,736
6.50%, 8/1/2036	25,491	30,309
6.00%, 9/1/2036	990,553	1,177,824
6.00%, 11/1/2036	68,232	81,288
5.50%, 12/1/2036	125,436	146,462
5.50%, 1/1/2037	22,597	26,372
5.50%, 2/1/2037	6,634	7,536
5.50%, 3/1/2037	321,949	374,648
5.50%, 4/1/2037	262,887	306,376
5.50%, 5/1/2037	31,840	36,898
6.00%, 6/1/2037	133,936	159,572
5.50%, 8/1/2037	1,370,971	1,596,111
6.00%, 8/1/2037	222,732	264,631
5.50%, 9/1/2037	70,940	82,778
6.00%, 9/1/2037	30,442	36,257
6.50%, 10/1/2037	51,477	59,952
5.50%, 2/1/2038	45,124	52,533

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	275

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
5.00%, 3/1/2038	$76,042	$87,938
5.50%, 3/1/2038	17,363	20,302
5.00%, 5/1/2038	61,999	71,690
6.00%, 5/1/2038	22,229	26,462
5.50%, 6/1/2038	48,621	56,826
5.50%, 9/1/2038	20,189	23,565
6.00%, 9/1/2038	39,853	47,319
5.50%, 10/1/2038	36,467	42,455
5.50%, 11/1/2038	178,308	208,349
5.50%, 12/1/2038	73,699	86,114
5.50%, 3/1/2039	70,558	82,395
5.50%, 4/1/2039	19,800	22,977
5.50%, 5/1/2039	51,925	60,708
5.00%, 6/1/2039	66,494	76,857
5.50%, 8/1/2039	61,795	71,685
5.00%, 10/1/2039	79,254	91,735
5.50%, 11/1/2039	140,908	163,913
5.50%, 1/1/2040	17,410	20,249
5.00%, 2/1/2040	59,528	69,463
5.00%, 3/1/2040	202,768	234,692
5.50%, 4/1/2040	95,498	111,336
2.50%, 6/1/2040	373,042	389,299
5.00%, 6/1/2040	25,365	29,366
6.00%, 6/1/2040	160,543	190,112
2.50%, 8/1/2040	416,349	433,851
2.00%, 11/1/2040	955,704	976,055
2.50%, 11/1/2040	167,996	175,577
2.00%, 12/1/2040	509,449	520,298
2.50%, 12/1/2040	174,231	181,784
2.00%, 1/1/2041	221,114	225,823
3.50%, 1/1/2041	57,578	62,800
1.50%, 2/1/2041	986,539	982,492
2.50%, 2/1/2041	393,204	409,147
3.50%, 2/1/2041	38,013	41,368
4.50%, 2/1/2041	186,090	210,224
1.50%, 4/1/2041	516,631	513,078
2.00%, 5/1/2041	1,000,000	1,015,106
4.50%, 5/1/2041	59,969	67,592
5.00%, 5/1/2041	49,622	57,360
6.00%, 5/1/2041	36,824	43,736
4.50%, 6/1/2041	908,807	1,014,183
6.00%, 6/1/2041	1,531,854	1,821,383
5.00%, 7/1/2041	713,735	818,506
6.00%, 7/1/2041	2,945,374	3,511,540
4.50%, 8/1/2041	195,406	219,806

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
5.00%, 8/1/2041	$95,289	$110,148
4.00%, 9/1/2041	290,350	322,187
4.50%, 9/1/2041	123,613	138,873
5.50%, 9/1/2041	106,634	124,418
3.50%, 10/1/2041	175,954	193,046
4.00%, 10/1/2041	81,866	90,623
5.00%, 10/1/2041	107,778	124,588
4.00%, 11/1/2041	123,296	136,581
4.00%, 12/1/2041	28,513	31,486
4.00%, 1/1/2042	250,777	277,853
4.50%, 1/1/2042	27,552	30,933
6.00%, 1/1/2042	104,733	125,137
5.50%, 2/1/2042	91,162	106,339
3.00%, 3/1/2042	231,576	246,443
4.00%, 3/1/2042	126,854	141,982
3.00%, 4/1/2042	77,836	83,237
4.50%, 4/1/2042	150,756	169,258
3.50%, 5/1/2042	42,167	45,934
4.50%, 5/1/2042	109,646	123,744
3.50%, 6/1/2042	68,563	74,974
3.50%, 7/1/2042	165,289	181,048
4.00%, 7/1/2042	166,453	185,502
3.50%, 8/1/2042	58,153	63,707
3.00%, 9/1/2042	109,895	116,896
3.50%, 9/1/2042	21,643	23,705
4.00%, 9/1/2042	101,660	112,885
3.00%, 10/1/2042	213,412	228,285
3.50%, 10/1/2042	44,748	48,874
2.50%, 12/1/2042	355,880	372,398
3.00%, 12/1/2042	194,983	208,513
2.50%, 1/1/2043	10,701	11,154
3.00%, 1/1/2043	216,206	230,253
3.50%, 1/1/2043	59,626	65,321
4.00%, 1/1/2043	110,121	122,055
4.50%, 1/1/2043	296,601	330,873
2.50%, 2/1/2043	1,023,536	1,071,361
3.00%, 2/1/2043	261,790	279,747
3.50%, 2/1/2043	107,086	116,947
3.50%, 3/1/2043	125,268	137,426
2.50%, 5/1/2043	17,794	18,507
2.50%, 6/1/2043	9,412	9,838
4.00%, 8/1/2043	72,385	79,867
4.00%, 9/1/2043	147,240	162,654
4.50%, 9/1/2043	41,102	46,402
4.00%, 10/1/2043	186,073	205,417
4.00%, 11/1/2043	411,879	457,153
4.50%, 11/1/2043	130,479	145,414

See Accompanying Notes to the Financial Statements.

276	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
4.50%, 12/1/2043	$109,758	$122,651
4.00%, 1/1/2044	144,668	159,615
4.50%, 2/1/2044	33,021	36,825
4.50%, 3/1/2044	159,577	182,599
5.00%, 3/1/2044	29,675	33,876
4.50%, 4/1/2044	323,354	360,570
5.50%, 5/1/2044	1,234,594	1,435,623
5.00%, 6/1/2044	55,023	62,685
4.00%, 10/1/2044	53,369	59,198
4.50%, 10/1/2044	15,773	17,542
4.50%, 12/1/2044	58,860	66,033
4.00%, 2/1/2045	42,656	47,287
4.50%, 2/1/2045	207,736	233,133
4.00%, 4/1/2045	35,777	39,653
4.00%, 8/1/2045	20,924	22,944
4.00%, 11/1/2045	89,276	98,042
4.50%, 11/1/2045	122,172	136,286
4.00%, 12/1/2045	482,475	532,409
4.00%, 2/1/2046	19,154	21,033
4.50%, 3/1/2046	229,776	256,517
4.00%, 4/1/2046	18,040	19,885
2.50%, 6/1/2046	103,677	108,569
4.50%, 6/1/2046	144,514	160,642
4.50%, 7/1/2046	34,136	37,628
4.50%, 8/1/2046	28,932	32,321
2.50%, 9/1/2046	196,622	204,679
2.50%, 10/1/2046	93,663	97,504
4.50%, 10/1/2046	53,229	59,019
2.50%, 12/1/2046	31,685	32,993
4.50%, 1/1/2047	51,932	57,225
4.00%, 2/1/2047	52,213	57,303
4.50%, 2/1/2047	57,414	64,538
2.50%, 3/1/2047	190,544	198,451
4.50%, 3/1/2047	263,452	297,814
4.50%, 5/1/2047	125,567	138,150
4.50%, 7/1/2047	119,921	132,496
5.00%, 7/1/2047	385,651	445,701
4.00%, 7/1/2048	212,590	234,111
5.50%, 1/1/2049	63,719	71,472
6.00%, 2/1/2049	135,756	163,327
5.50%, 6/1/2049	382,474	438,166
3.00%, 9/1/2050	981,189	1,034,689
2.50%, 11/1/2050	194,598	204,139

Investments	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)

FNMA/FHLMC UMBS, 15 Year, Single Family
TBA 1.50%, 5/25/2036	$3,000,000	$3,035,859
TBA 2.00%, 5/25/2036	3,950,000	4,079,301

FNMA/FHLMC UMBS, 30 Year, Single Family
TBA 1.50%, 5/25/2051	4,275,000	4,187,329
TBA 2.00%, 5/25/2051	4,200,000	4,239,211
TBA 2.50%, 5/25/2051	6,800,000	7,052,344
TBA 3.00%, 5/25/2051	2,800,000	2,932,389

GNMA
6.00%, 3/15/2033	68,572	81,835
5.50%, 8/20/2033	43,896	51,362
5.50%, 11/20/2033	40,486	47,442
6.00%, 12/15/2033	127,994	152,765
5.50%, 3/20/2034	48,161	56,481
5.50%, 7/20/2034	30,767	36,118
5.50%, 9/20/2034	13,289	15,622
6.00%, 2/15/2035	28,092	33,395
5.50%, 3/20/2036	100,248	117,992
5.50%, 9/20/2038	59,182	69,588
5.50%, 2/20/2039	99,341	116,824
5.50%, 12/20/2040	28,931	33,275
5.50%, 1/20/2041	25,412	29,877
5.50%, 5/20/2041	170,295	200,266
5.50%, 11/20/2041	317,818	373,665
5.50%, 12/20/2041	74,215	85,838
5.50%, 2/20/2042	20,611	24,234
2.50%, 3/20/2043	60,887	63,967
2.50%, 5/20/2043	89,356	93,871
5.50%, 3/20/2044	93,760	110,290
2.50%, 11/20/2044	59,859	62,724
5.00%, 6/20/2045	255,525	294,010
5.50%, 3/20/2046	873,505	1,027,913
5.00%, 5/20/2046	604,682	694,114
5.50%, 2/20/2047	363,012	420,635
5.50%, 7/20/2049	28,248	31,279
3.00%, 4/20/2051	500,000	528,871
TBA 2.00%, 5/15/2051	2,000,000	2,039,687
TBA 2.50%, 5/15/2051	4,000,000	4,155,937
Total Mortgage-Backed Securities (Cost $105,677,836)		106,867,362
Total Investments – 100.1% (Cost $105,677,836)		106,867,362

Liabilities in excess of other assets – (0.1%)		(67,919)
NET ASSETS – 100.0%		$106,799,443

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	277

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

TBA – To Be Announced; Security is subject to delayed delivery.

UMBS – Uniform Mortgage-Backed Securities

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,301,330
Aggregate gross unrealized depreciation	(112,165)
Net unrealized appreciation	$1,189,165
Federal income tax cost	$105,678,197

See Accompanying Notes to the Financial Statements.

278	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

April 30, 2021 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 97.9%

Aerospace & Defense – 2.1%

Boeing Co. (The)
5.15%, 5/1/2030	$150,000	$174,516

General Dynamics Corp.
3.50%, 5/15/2025	375,000	413,060
3.75%, 5/15/2028	600,000	672,175

Huntington Ingalls Industries, Inc.
3.84%, 5/1/2025	100,000	109,115
3.48%, 12/1/2027	200,000	217,760

L3Harris Technologies, Inc.
3.85%, 12/15/2026	250,000	279,246
4.40%, 6/15/2028	700,000	802,051

Lockheed Martin Corp.
3.55%, 1/15/2026	605,000	671,477

Northrop Grumman Corp.
2.93%, 1/15/2025	1,000,000	1,070,640
3.25%, 1/15/2028	500,000	541,277

Precision Castparts Corp.
3.25%, 6/15/2025	200,000	217,125

Teledyne Technologies, Inc.
0.95%, 4/1/2024	400,000	400,134
2.25%, 4/1/2028	500,000	502,181
		6,070,757

Air Freight & Logistics – 0.2%

United Parcel Service, Inc.
3.05%, 11/15/2027	395,000	434,323
3.40%, 3/15/2029	200,000	220,508
		654,831

Auto Components – 0.3%

BorgWarner, Inc.
3.38%, 3/15/2025	350,000	380,063
2.65%, 7/1/2027	200,000	209,942

Lear Corp.
3.80%, 9/15/2027	200,000	219,973
		809,978

Banks – 23.3%

Australia & New Zealand Banking Group Ltd.
2.63%, 11/9/2022	250,000	259,028

Investments	Principal Amount	Value

Banks – (continued)

Banco Santander SA
5.18%, 11/19/2025	$600,000	$687,560
3.31%, 6/27/2029	200,000	214,074
3.49%, 5/28/2030	400,000	424,164

Bancolombia SA
3.00%, 1/29/2025	250,000	256,565

Bank of America Corp.
3.00%, 12/20/2023(a)	1,000,000	1,039,725
3.86%, 7/23/2024(a)	300,000	320,755
4.20%, 8/26/2024	200,000	220,701
4.00%, 1/22/2025	495,000	544,976
0.98%, 9/25/2025(a)	750,000	749,559
2.01%, 2/13/2026(a)	245,000	252,872
4.45%, 3/3/2026	500,000	566,522
Series L, 4.18%, 11/25/2027	615,000	688,076
3.82%, 1/20/2028(a)	500,000	554,304
3.71%, 4/24/2028(a)	5,000	5,513
3.42%, 12/20/2028(a)	250,000	270,785
4.27%, 7/23/2029(a)	550,000	624,732
3.97%, 2/7/2030(a)	300,000	334,743
3.19%, 7/23/2030(a)	250,000	264,929
2.50%, 2/13/2031(a)	600,000	601,874
2.59%, 4/29/2031(a)	400,000	402,729
1.90%, 7/23/2031(a)	750,000	711,609

Bank of Montreal
4.34%, 10/5/2028(a)	300,000	324,377

Bank of Nova Scotia (The)
3.40%, 2/11/2024	250,000	269,445
4.50%, 12/16/2025	350,000	398,414

Barclays plc
4.38%, 9/11/2024	490,000	536,525
3.65%, 3/16/2025	200,000	216,430
5.20%, 5/12/2026	300,000	341,159
4.84%, 5/9/2028	300,000	337,588
5.09%, 6/20/2030(a)	250,000	287,235
2.67%, 3/10/2032(a)	250,000	246,814

BBVA USA
2.88%, 6/29/2022	300,000	308,091
3.88%, 4/10/2025	250,000	273,545

Canadian Imperial Bank of Commerce
2.25%, 1/28/2025	300,000	313,561

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	279

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

Citigroup, Inc.
4.05%, 7/30/2022	$600,000	$626,523
2.88%, 7/24/2023(a)	250,000	257,430
3.35%, 4/24/2025(a)	600,000	643,836
3.30%, 4/27/2025	200,000	217,661
4.40%, 6/10/2025	825,000	921,479
5.50%, 9/13/2025	650,000	761,552
4.60%, 3/9/2026	380,000	434,239
3.40%, 5/1/2026	300,000	328,548
3.20%, 10/21/2026	350,000	378,855
4.45%, 9/29/2027	200,000	227,177
3.89%, 1/10/2028(a)	250,000	278,300
3.67%, 7/24/2028(a)	255,000	281,052
2.98%, 11/5/2030(a)	500,000	521,140
2.67%, 1/29/2031(a)	500,000	507,151
4.41%, 3/31/2031(a)	1,136,000	1,300,638
2.57%, 6/3/2031(a)	500,000	501,904

Citizens Bank NA
3.70%, 3/29/2023	300,000	317,501

Citizens Financial Group, Inc.
3.25%, 4/30/2030	200,000	213,703

Comerica, Inc.
3.70%, 7/31/2023	250,000	267,477

Cooperatieve Rabobank UA
3.75%, 7/21/2026	250,000	273,903

Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	250,000	260,619

Discover Bank
3.35%, 2/6/2023	300,000	314,050
4.20%, 8/8/2023	400,000	432,863
4.65%, 9/13/2028	250,000	289,380

Fifth Third Bancorp
4.30%, 1/16/2024	250,000	272,757
3.65%, 1/25/2024	500,000	538,940

Fifth Third Bank NA
3.85%, 3/15/2026	400,000	442,245

First Horizon Corp.
3.55%, 5/26/2023	250,000	264,088

HSBC Holdings plc
3.80%, 3/11/2025(a)	750,000	808,739
4.25%, 8/18/2025	1,040,000	1,153,245
3.90%, 5/25/2026	200,000	221,654

Investments	Principal Amount	Value

Banks – (continued)
4.29%, 9/12/2026(a)	$250,000	$277,538
4.04%, 3/13/2028(a)	500,000	552,295
4.58%, 6/19/2029(a)	670,000	761,303
3.97%, 5/22/2030(a)	300,000	328,566

Huntington Bancshares, Inc.
4.00%, 5/15/2025	200,000	222,655

ING Groep NV
3.55%, 4/9/2024	200,000	216,291
4.55%, 10/2/2028	350,000	405,940

JPMorgan Chase & Co.
3.38%, 5/1/2023	520,000	549,881
3.56%, 4/23/2024(a)	300,000	318,030
3.63%, 5/13/2024	400,000	436,521
3.88%, 9/10/2024	1,127,000	1,233,085
0.65%, 9/16/2024(a)	285,000	285,525
4.02%, 12/5/2024(a)	240,000	259,943
3.90%, 7/15/2025	395,000	437,646
2.30%, 10/15/2025(a)	200,000	208,680
2.00%, 3/13/2026(a)	115,000	118,653
2.95%, 10/1/2026	685,000	738,518
4.13%, 12/15/2026	149,000	168,742
3.96%, 1/29/2027(a)	750,000	833,314
3.63%, 12/1/2027	250,000	274,120
3.78%, 2/1/2028(a)	925,000	1,027,003
4.01%, 4/23/2029(a)	130,000	146,248
4.20%, 7/23/2029(a)	450,000	513,221
4.45%, 12/5/2029(a)	500,000	576,571
2.74%, 10/15/2030(a)	200,000	205,256
4.49%, 3/24/2031(a)	200,000	232,191
2.96%, 5/13/2031(a)	500,000	514,007
1.95%, 2/4/2032(a)	500,000	476,257

KeyBank NA
2.40%, 6/9/2022	250,000	255,783

KeyCorp
4.10%, 4/30/2028	200,000	228,471

Lloyds Banking Group plc
4.05%, 8/16/2023	300,000	323,427
2.91%, 11/7/2023(a)	300,000	310,774
3.57%, 11/7/2028(a)	200,000	217,382

Mitsubishi UFJ Financial Group, Inc.
2.67%, 7/25/2022	850,000	873,638
3.76%, 7/26/2023	50,000	53,537
3.41%, 3/7/2024	50,000	53,696
2.19%, 2/25/2025	700,000	727,141

See Accompanying Notes to the Financial Statements.

280	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)
3.68%, 2/22/2027	$350,000	$391,835
3.29%, 7/25/2027	750,000	823,606
3.74%, 3/7/2029	200,000	221,023
2.05%, 7/17/2030	300,000	293,366

Mizuho Financial Group, Inc.
3.55%, 3/5/2023	450,000	476,475
3.17%, 9/11/2027	500,000	543,776
4.02%, 3/5/2028	590,000	662,594
3.15%, 7/16/2030(a)	200,000	211,957

National Australia Bank Ltd.
3.63%, 6/20/2023	250,000	267,030

PNC Bank NA
3.50%, 6/8/2023	250,000	265,867
3.25%, 1/22/2028	250,000	273,057

PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	550,000	600,862
3.15%, 5/19/2027	80,000	87,424

Royal Bank of Canada
1.95%, 1/17/2023	350,000	360,096
4.65%, 1/27/2026	250,000	286,643

Santander Holdings USA, Inc.
4.50%, 7/17/2025	440,000	489,140
4.40%, 7/13/2027	500,000	556,808

Santander UK Group Holdings plc
3.82%, 11/3/2028(a)	200,000	219,620

Sumitomo Mitsui Financial Group, Inc.
3.10%, 1/17/2023	950,000	994,031
2.70%, 7/16/2024	1,000,000	1,055,924
2.35%, 1/15/2025	250,000	261,080
3.78%, 3/9/2026	250,000	277,209
2.63%, 7/14/2026	600,000	633,779
3.45%, 1/11/2027	250,000	274,111
3.36%, 7/12/2027	450,000	491,419
3.04%, 7/16/2029	300,000	315,752
2.75%, 1/15/2030	200,000	205,736
2.13%, 7/8/2030	250,000	246,065

Toronto-Dominion Bank (The)
3.25%, 3/11/2024	450,000	484,324

Truist Bank
2.80%, 5/17/2022	250,000	256,283
3.30%, 5/15/2026	200,000	218,383

Investments	Principal Amount	Value

Banks – (continued)

Truist Financial Corp.
3.05%, 6/20/2022	$200,000	$205,885
2.85%, 10/26/2024	150,000	160,946
4.00%, 5/1/2025	210,000	233,623

US Bancorp
3.38%, 2/5/2024	200,000	215,802
3.95%, 11/17/2025	200,000	225,535
3.00%, 7/30/2029	200,000	212,295

Wells Fargo & Co.
4.48%, 1/16/2024	325,000	358,573
3.00%, 2/19/2025	1,500,000	1,610,849
3.55%, 9/29/2025	1,190,000	1,308,624
2.41%, 10/30/2025(a)	500,000	523,107
4.10%, 6/3/2026	500,000	562,041
4.30%, 7/22/2027	1,000,000	1,134,588
3.58%, 5/22/2028(a)	750,000	822,725
2.39%, 6/2/2028(a)	1,500,000	1,544,480
2.88%, 10/30/2030(a)	450,000	466,691
2.57%, 2/11/2031(a)	200,000	202,171
4.48%, 4/4/2031(a)	200,000	231,487

Westpac Banking Corp.
2.75%, 1/11/2023	1,100,000	1,146,000
3.40%, 1/25/2028	400,000	444,008
4.32%, 11/23/2031(a)	250,000	278,627
2.67%, 11/15/2035(a)	300,000	287,937
		68,390,746

Beverages – 0.6%

Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029	250,000	293,478

Coca-Cola Co. (The)
3.45%, 3/25/2030	200,000	221,443

Diageo Capital plc
2.38%, 10/24/2029	200,000	203,359

Keurig Dr Pepper, Inc.
4.60%, 5/25/2028	200,000	232,722

PepsiCo, Inc.
7.00%, 3/1/2029	500,000	681,297
		1,632,299

Biotechnology – 1.5%

AbbVie, Inc.
3.60%, 5/14/2025	952,000	1,040,974
3.20%, 5/14/2026	100,000	108,393

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	281

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Biotechnology – (continued)
4.25%, 11/14/2028	$190,000	$217,385
3.20%, 11/21/2029	210,000	224,552

Amgen, Inc.
2.20%, 2/21/2027	300,000	311,078
2.45%, 2/21/2030	300,000	304,096

Gilead Sciences, Inc.
3.65%, 3/1/2026	1,080,000	1,192,225
2.95%, 3/1/2027	1,000,000	1,073,480
		4,472,183

Building Products – 0.3%

Fortune Brands Home & Security, Inc.
4.00%, 6/15/2025	200,000	221,192

Johnson Controls International plc
3.62%, 7/2/2024(b)	200,000	216,360

Lennox International, Inc.
1.35%, 8/1/2025	450,000	449,699
		887,251

Capital Markets – 5.9%

Ameriprise Financial, Inc.
3.70%, 10/15/2024	250,000	274,847
2.88%, 9/15/2026	200,000	215,487

Ares Capital Corp.
4.20%, 6/10/2024	175,000	188,851
3.88%, 1/15/2026	1,200,000	1,280,895

Bank of New York Mellon Corp. (The)
Series 0012, 3.65%, 2/4/2024	300,000	326,576
2.45%, 8/17/2026	300,000	317,574
3.00%, 10/30/2028	143,000	152,929

BGC Partners, Inc.
3.75%, 10/1/2024	200,000	211,404

BlackRock, Inc.
3.20%, 3/15/2027	200,000	219,875
3.25%, 4/30/2029	400,000	441,184

Blackstone Secured Lending Fund
3.65%, 7/14/2023(c)	150,000	157,030

Cboe Global Markets, Inc.
3.65%, 1/12/2027	200,000	221,586

Investments	Principal Amount	Value

Capital Markets – (continued)

Charles Schwab Corp. (The)
4.20%, 3/24/2025	$400,000	$448,412
3.20%, 1/25/2028	100,000	109,252
4.00%, 2/1/2029	400,000	456,357

CME Group, Inc.
3.00%, 3/15/2025	375,000	403,588

Credit Suisse Group AG
3.75%, 3/26/2025	650,000	704,863
4.55%, 4/17/2026	250,000	281,593

Deutsche Bank AG
3.70%, 5/30/2024	795,000	853,439
3.96%, 11/26/2025(a)	300,000	325,151
4.10%, 1/13/2026	100,000	109,510
3.55%, 9/18/2031(a)	500,000	523,696

E*TRADE Financial Corp.
2.95%, 8/24/2022	200,000	206,216

Goldman Sachs BDC, Inc.
3.75%, 2/10/2025	200,000	213,681

Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023	600,000	633,586
4.00%, 3/3/2024	500,000	546,476
3.85%, 7/8/2024	500,000	544,552
3.50%, 1/23/2025	465,000	504,800
1.43%, 3/9/2027(a)	300,000	298,832

Jefferies Group LLC
4.85%, 1/15/2027	300,000	347,129
4.15%, 1/23/2030	200,000	221,615

Lazard Group LLC
3.75%, 2/13/2025	250,000	272,719

Legg Mason, Inc.
4.75%, 3/15/2026	200,000	231,281

Moody’s Corp.
2.63%, 1/15/2023	200,000	207,328
3.75%, 3/24/2025	300,000	329,344

Morgan Stanley
2.75%, 5/19/2022	200,000	205,179
3.75%, 2/25/2023	1,300,000	1,378,386
3.88%, 1/27/2026	200,000	223,051
0.98%, 12/10/2026(a)	500,000	490,804
2.70%, 1/22/2031(a)	350,000	357,803

Nasdaq, Inc.
3.85%, 6/30/2026	215,000	240,193

S&P Global, Inc.
2.95%, 1/22/2027	200,000	215,677
1.25%, 8/15/2030	300,000	277,122

See Accompanying Notes to the Financial Statements.

282	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Capital Markets – (continued)

State Street Corp.
3.10%, 5/15/2023	$200,000	$211,327
3.55%, 8/18/2025	300,000	332,996

TD Ameritrade Holding Corp.
3.75%, 4/1/2024	300,000	326,823
2.75%, 10/1/2029	200,000	209,770
		17,250,789

Chemicals – 1.0%

Air Products and Chemicals, Inc.
3.35%, 7/31/2024	521,000	564,157

Celanese US Holdings LLC
3.50%, 5/8/2024	200,000	215,015

DuPont de Nemours, Inc.
2.17%, 5/1/2023	100,000	100,389

Ecolab, Inc.
2.70%, 11/1/2026	200,000	214,291
4.80%, 3/24/2030	150,000	179,879

FMC Corp.
3.20%, 10/1/2026	200,000	215,567

PPG Industries, Inc.
2.40%, 8/15/2024	200,000	210,161

RPM International, Inc.
3.75%, 3/15/2027	100,000	110,098

Sherwin-Williams Co. (The)
2.75%, 6/1/2022	156,000	159,409
3.45%, 8/1/2025	500,000	544,620
3.45%, 6/1/2027	400,000	439,602
2.95%, 8/15/2029	100,000	105,438
		3,058,626

Commercial Services & Supplies – 0.8%

Cintas Corp. No. 2
3.25%, 6/1/2022	250,000	255,664
3.70%, 4/1/2027	50,000	55,900

RELX Capital, Inc.
3.00%, 5/22/2030	200,000	209,289

Republic Services, Inc.
2.50%, 8/15/2024	567,000	598,792
3.38%, 11/15/2027	100,000	109,744
3.95%, 5/15/2028	300,000	337,150

Waste Management, Inc.
3.13%, 3/1/2025	250,000	269,687

Investments	Principal Amount	Value

Commercial Services & Supplies – (continued)
3.15%, 11/15/2027	$350,000	$380,922
		2,217,148

Communications Equipment – 0.5%

Cisco Systems, Inc.
2.20%, 9/20/2023	417,000	436,246
3.63%, 3/4/2024	300,000	326,811
2.95%, 2/28/2026	100,000	109,257

Motorola Solutions, Inc.
4.60%, 2/23/2028	100,000	114,964
4.60%, 5/23/2029	300,000	344,824
		1,332,102

Construction Materials – 0.2%

Martin Marietta Materials, Inc.
3.50%, 12/15/2027	250,000	277,080

Vulcan Materials Co.
4.50%, 4/1/2025	200,000	224,384
		501,464

Consumer Finance – 3.0%

AerCap Ireland Capital DAC
4.50%, 9/15/2023	500,000	538,477
3.15%, 2/15/2024	150,000	157,689
3.88%, 1/23/2028	350,000	370,704

Ally Financial, Inc.
3.05%, 6/5/2023	400,000	417,995
3.88%, 5/21/2024	600,000	651,063

American Express Co.
2.50%, 8/1/2022	200,000	205,129
3.00%, 10/30/2024	690,000	745,203

Capital One Financial Corp.
3.50%, 6/15/2023	320,000	340,388
3.90%, 1/29/2024	50,000	54,305
3.30%, 10/30/2024	200,000	216,464
3.20%, 2/5/2025	850,000	915,870
4.20%, 10/29/2025	110,000	122,612

Caterpillar Financial Services Corp.
3.30%, 6/9/2024	200,000	216,924

General Motors Financial Co., Inc.
5.25%, 3/1/2026	500,000	576,219
4.35%, 1/17/2027	400,000	447,494

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	283

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Finance – (continued)

Synchrony Financial
4.25%, 8/15/2024	$426,000	$465,413
4.50%, 7/23/2025	600,000	669,705
3.70%, 8/4/2026	355,000	385,824
5.15%, 3/19/2029	200,000	232,394

Toyota Motor Credit Corp.
3.20%, 1/11/2027	500,000	547,592
3.05%, 1/11/2028	500,000	540,568
		8,818,032

Containers & Packaging – 0.3%

Amcor Finance USA, Inc.
4.50%, 5/15/2028	300,000	344,957

Avery Dennison Corp.
3.35%, 4/15/2023	50,000	52,078
4.88%, 12/6/2028	200,000	235,022

Packaging Corp. of America
4.50%, 11/1/2023	200,000	217,331
		849,388

Diversified Financial Services – 0.7%

Berkshire Hathaway, Inc.
3.13%, 3/15/2026	330,000	361,487

Equitable Holdings, Inc.
4.35%, 4/20/2028	300,000	338,418

National Rural Utilities Cooperative Finance Corp.
0.35%, 2/8/2024	300,000	299,484
3.40%, 2/7/2028	250,000	270,763
2.40%, 3/15/2030	200,000	202,296

Synchrony Bank
3.00%, 6/15/2022	250,000	256,727

Voya Financial, Inc.
4.70%, 1/23/2048(a)	100,000	104,176
5.65%, 5/15/2053(a)	200,000	214,849
		2,048,200

Diversified Telecommunication Services – 1.7%

AT&T, Inc.
4.35%, 3/1/2029	250,000	283,820
4.30%, 2/15/2030	295,000	332,882

British Telecommunications plc
5.13%, 12/4/2028	200,000	237,171

Investments	Principal Amount	Value

Diversified Telecommunication Services – (continued)

Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	$200,000	$297,780

TELUS Corp.
3.70%, 9/15/2027	200,000	223,804

Verizon Communications, Inc.
5.15%, 9/15/2023	850,000	941,549
2.63%, 8/15/2026	80,000	85,020
4.13%, 3/16/2027	700,000	797,881
4.33%, 9/21/2028	755,000	870,578
4.02%, 12/3/2029	225,000	254,192
1.68%, 10/30/2030(c)	313,000	293,503
2.55%, 3/21/2031	500,000	502,035
		5,120,215

Electric Utilities – 3.8%

AEP Texas, Inc.
3.95%, 6/1/2028	750,000	837,574

American Electric Power Co., Inc.
Series J, 4.30%, 12/1/2028	45,000	51,286

Appalachian Power Co.
Series X, 3.30%, 6/1/2027	96,000	104,128

Avangrid, Inc.
3.15%, 12/1/2024	100,000	107,507
3.20%, 4/15/2025	250,000	269,502

Duke Energy Corp.
3.15%, 8/15/2027	200,000	215,782
2.45%, 6/1/2030	600,000	598,075

Edison International
4.95%, 4/15/2025	700,000	784,708
5.75%, 6/15/2027	300,000	351,468

Emera US Finance LP
3.55%, 6/15/2026	150,000	164,015

Enel Chile SA
4.88%, 6/12/2028	250,000	288,224

Eversource Energy
Series L, 2.90%, 10/1/2024	300,000	319,435
Series M, 3.30%, 1/15/2028	100,000	108,122

Exelon Corp.
4.05%, 4/15/2030	250,000	280,773

Fortis, Inc.
3.06%, 10/4/2026	200,000	214,471

Georgia Power Co.
3.25%, 4/1/2026	500,000	540,179

See Accompanying Notes to the Financial Statements.

284	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electric Utilities – (continued)

Interstate Power and Light Co.
4.10%, 9/26/2028	$250,000	$283,002

ITC Holdings Corp.
2.70%, 11/15/2022	200,000	206,113
3.35%, 11/15/2027	200,000	217,914

MidAmerican Energy Co.
3.70%, 9/15/2023	472,000	503,710
3.65%, 4/15/2029	100,000	112,038

NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	175,000	173,189
(ICE LIBOR USD 3 Month + 2.41%), 4.80%, 12/1/2077(d)	100,000	111,790
5.65%, 5/1/2079(a)	100,000	116,338

NSTAR Electric Co.
3.20%, 5/15/2027	300,000	326,962

Pacific Gas and Electric Co.
3.75%, 7/1/2028	200,000	211,022

Public Service Electric and Gas Co.
3.00%, 5/15/2027	200,000	216,917

Sierra Pacific Power Co.
2.60%, 5/1/2026	209,000	222,014

Southern Co. (The)
2.95%, 7/1/2023	300,000	314,028
3.25%, 7/1/2026	384,000	414,753
Series A, 3.70%, 4/30/2030	250,000	273,037

Southwestern Electric Power Co.
Series M, 4.10%, 9/15/2028	200,000	224,281

Virginia Electric and Power Co.
Series A, 3.50%, 3/15/2027	300,000	331,175
Series A, 3.80%, 4/1/2028	500,000	558,957

Xcel Energy, Inc.
4.00%, 6/15/2028	900,000	1,009,377
		11,061,866

Electrical Equipment – 0.3%

Emerson Electric Co.
0.88%, 10/15/2026	200,000	196,470

Hubbell, Inc.
3.35%, 3/1/2026	200,000	216,106
3.50%, 2/15/2028	250,000	272,026

Investments	Principal Amount	Value

Electrical Equipment – (continued)

Rockwell Automation, Inc.
2.88%, 3/1/2025	$250,000	$265,640
		950,242

Electronic Equipment, Instruments & Components – 0.8%

Allegion US Holding Co., Inc.
3.20%, 10/1/2024	200,000	213,340

Amphenol Corp.
2.05%, 3/1/2025	300,000	311,358

Arrow Electronics, Inc.
4.00%, 4/1/2025	400,000	434,186

Avnet, Inc.
4.63%, 4/15/2026	175,000	197,137

Keysight Technologies, Inc.
4.60%, 4/6/2027	200,000	230,559

Trimble, Inc.
4.90%, 6/15/2028	250,000	290,134

Tyco Electronics Group SA
3.70%, 2/15/2026	200,000	218,839
3.13%, 8/15/2027	200,000	215,911

Vontier Corp.
2.40%, 4/1/2028(c)	250,000	246,572
		2,358,036

Energy Equipment & Services – 0.1%

Helmerich & Payne, Inc.
4.65%, 3/15/2025	200,000	220,716

Entertainment – 0.2%

Activision Blizzard, Inc.
3.40%, 9/15/2026	300,000	330,664
3.40%, 6/15/2027	200,000	220,851

Electronic Arts, Inc.
4.80%, 3/1/2026	100,000	115,774
		667,289

Equity Real Estate Investment Trusts (REITs) – 6.5%

Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2028	300,000	336,655
2.75%, 12/15/2029	100,000	103,012
4.70%, 7/1/2030	100,000	117,498
4.90%, 12/15/2030	100,000	120,367

American Campus Communities Operating Partnership LP
3.63%, 11/15/2027	200,000	218,610

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	285

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

American Homes 4 Rent LP
4.25%, 2/15/2028	$200,000	$222,357

American Tower Corp.
5.00%, 2/15/2024	490,000	544,749
3.38%, 10/15/2026	1,200,000	1,305,367
3.55%, 7/15/2027	400,000	437,133
3.80%, 8/15/2029	338,000	372,344

AvalonBay Communities, Inc.
3.45%, 6/1/2025	200,000	218,492
3.50%, 11/15/2025	150,000	164,380

Boston Properties LP
2.90%, 3/15/2030	255,000	259,873

Brandywine Operating Partnership LP
4.10%, 10/1/2024	250,000	270,908
3.95%, 11/15/2027	100,000	108,344

Brixmor Operating Partnership LP
4.13%, 5/15/2029	300,000	330,090

Camden Property Trust
2.80%, 5/15/2030	200,000	206,913

Columbia Property Trust Operating Partnership LP
4.15%, 4/1/2025	200,000	212,110

Crown Castle International Corp.
3.10%, 11/15/2029	500,000	524,275

CubeSmart LP
4.00%, 11/15/2025	250,000	275,659
3.00%, 2/15/2030	200,000	205,859

CyrusOne LP
2.90%, 11/15/2024	200,000	212,021
2.15%, 11/1/2030	100,000	93,835

Duke Realty LP
3.25%, 6/30/2026	250,000	271,654
2.88%, 11/15/2029	100,000	103,630

Equinix, Inc.
5.38%, 5/15/2027	375,000	402,975
3.20%, 11/18/2029	10,000	10,556
2.15%, 7/15/2030	250,000	240,567

ERP Operating LP
2.85%, 11/1/2026	200,000	213,792
3.25%, 8/1/2027	45,000	48,781

Essex Portfolio LP
3.88%, 5/1/2024	200,000	216,777
3.00%, 1/15/2030	200,000	207,369

Investments	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

GLP Capital LP
5.38%, 11/1/2023	$555,000	$611,452
5.25%, 6/1/2025	200,000	226,208
5.38%, 4/15/2026	300,000	339,961
5.75%, 6/1/2028	500,000	583,559

Healthpeak Properties, Inc.
4.00%, 6/1/2025	250,000	277,475

Highwoods Realty LP
4.13%, 3/15/2028	200,000	218,543
4.20%, 4/15/2029	100,000	110,135

Host Hotels & Resorts LP
Series E, 4.00%, 6/15/2025	250,000	268,932

Hudson Pacific Properties LP
3.25%, 1/15/2030	100,000	102,533

Kilroy Realty LP
4.38%, 10/1/2025	400,000	443,888
4.25%, 8/15/2029	100,000	111,332

Kite Realty Group LP
4.00%, 10/1/2026	100,000	107,680

Life Storage LP
2.20%, 10/15/2030	200,000	193,178

LifeStorage LP
3.50%, 7/1/2026	200,000	217,688

Mid-America Apartments LP
3.95%, 3/15/2029	50,000	55,617
2.75%, 3/15/2030	250,000	255,622

National Retail Properties, Inc.
3.90%, 6/15/2024	500,000	542,353
3.50%, 10/15/2027	150,000	162,090

Omega Healthcare Investors, Inc.
4.38%, 8/1/2023	52,000	55,854
4.95%, 4/1/2024	10,000	10,910
5.25%, 1/15/2026	300,000	343,428
4.50%, 4/1/2027	500,000	552,586
3.63%, 10/1/2029	150,000	156,408

Physicians Realty LP
4.30%, 3/15/2027	200,000	224,191

Piedmont Operating Partnership LP
3.15%, 8/15/2030	100,000	98,600

Public Storage
3.09%, 9/15/2027	200,000	216,704

Realty Income Corp.
4.13%, 10/15/2026	300,000	339,726

See Accompanying Notes to the Financial Statements.

286	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Equity Real Estate Investment Trusts (REITs) – (continued)

Regency Centers LP
3.60%, 2/1/2027	$150,000	$164,496

Sabra Health Care LP
5.13%, 8/15/2026	200,000	223,766
3.90%, 10/15/2029	200,000	208,338

Simon Property Group LP
3.38%, 10/1/2024	600,000	646,550

SITE Centers Corp.
3.63%, 2/1/2025	129,000	135,484

Spirit Realty LP
4.45%, 9/15/2026	200,000	223,326
3.40%, 1/15/2030	200,000	209,824

STORE Capital Corp.
4.50%, 3/15/2028	250,000	278,842

Ventas Realty LP
3.50%, 2/1/2025	50,000	54,333
4.75%, 11/15/2030	500,000	588,532

VEREIT Operating Partnership LP
4.63%, 11/1/2025	200,000	226,552

Weyerhaeuser Co.
4.00%, 4/15/2030	250,000	280,618

WP Carey, Inc.
4.60%, 4/1/2024	195,000	214,077
4.00%, 2/1/2025	150,000	163,570
		19,021,913

Food & Staples Retailing – 0.8%

Costco Wholesale Corp.
2.75%, 5/18/2024	300,000	320,242
3.00%, 5/18/2027	375,000	410,597
1.38%, 6/20/2027	300,000	301,285

Walmart, Inc.
3.05%, 7/8/2026	300,000	328,983
3.70%, 6/26/2028	900,000	1,018,941
3.25%, 7/8/2029	42,000	46,579
		2,426,627

Food Products – 2.0%

Bunge Ltd. Finance Corp.
3.75%, 9/25/2027	200,000	220,646

Campbell Soup Co.
3.95%, 3/15/2025	200,000	220,128
4.15%, 3/15/2028	250,000	281,146

Investments	Principal Amount	Value

Food Products – (continued)

Flowers Foods, Inc.
3.50%, 10/1/2026	$250,000	$272,072

General Mills, Inc.
4.00%, 4/17/2025	250,000	277,025
4.20%, 4/17/2028	200,000	227,945
2.88%, 4/15/2030	300,000	311,623

J M Smucker Co. (The)
3.38%, 12/15/2027	300,000	328,060

Kellogg Co.
3.40%, 11/15/2027	500,000	547,668

McCormick & Co., Inc.
3.15%, 8/15/2024	200,000	214,307
3.40%, 8/15/2027	200,000	219,602

Mondelez International, Inc.
1.50%, 5/4/2025	400,000	408,537
2.75%, 4/13/2030	200,000	206,697

Unilever Capital Corp.
2.60%, 5/5/2024	1,200,000	1,271,613
2.90%, 5/5/2027	200,000	217,084
3.50%, 3/22/2028	600,000	667,578
		5,891,731

Gas Utilities – 0.5%

Atmos Energy Corp.
0.63%, 3/9/2023	500,000	500,489

Eastern Energy Gas Holdings LLC
Series A, 2.50%, 11/15/2024	410,000	431,889
3.60%, 12/15/2024	80,000	86,984

National Fuel Gas Co.
5.20%, 7/15/2025	200,000	225,468
5.50%, 1/15/2026	275,000	318,885
		1,563,715

Health Care Equipment & Supplies – 0.8%

Abbott Laboratories
3.40%, 11/30/2023	500,000	536,173

Baxter International, Inc.
2.60%, 8/15/2026	200,000	213,164

Becton Dickinson and Co.
3.73%, 12/15/2024	400,000	438,042
3.70%, 6/6/2027	200,000	222,323

DH Europe Finance II Sarl
2.20%, 11/15/2024	250,000	261,459

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	287

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Equipment & Supplies – (continued)

Edwards Lifesciences Corp.
4.30%, 6/15/2028	$200,000	$227,836

Stryker Corp.
3.50%, 3/15/2026	200,000	220,255
1.95%, 6/15/2030	100,000	96,875

Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	63,000	68,141
		2,284,268

Health Care Providers & Services – 2.3%

AmerisourceBergen Corp.
3.40%, 5/15/2024	250,000	268,000
3.45%, 12/15/2027	200,000	219,203

Cigna Corp.
4.38%, 10/15/2028	350,000	400,140

CVS Health Corp.
4.30%, 3/25/2028	409,000	465,302

HCA, Inc.
5.25%, 6/15/2026	250,000	290,214
4.50%, 2/15/2027	67,000	75,553
4.13%, 6/15/2029	250,000	278,010

Humana, Inc.
3.85%, 10/1/2024	500,000	546,031
3.95%, 3/15/2027	300,000	336,014

Laboratory Corp. of America Holdings
3.60%, 2/1/2025	300,000	325,610

McKesson Corp.
3.80%, 3/15/2024	250,000	271,422

Quest Diagnostics, Inc.
2.95%, 6/30/2030	200,000	208,088

UnitedHealth Group, Inc.
2.38%, 8/15/2024	500,000	529,063
3.45%, 1/15/2027	1,000,000	1,113,380
2.95%, 10/15/2027	250,000	272,300
3.85%, 6/15/2028	750,000	848,731
3.88%, 12/15/2028	55,000	62,573
2.00%, 5/15/2030	290,000	286,929
		6,796,563

Hotels, Restaurants & Leisure – 0.8%

Booking Holdings, Inc.
3.60%, 6/1/2026	640,000	710,114

Investments	Principal Amount	Value

Hotels, Restaurants & Leisure – (continued)

Hyatt Hotels Corp.
4.85%, 3/15/2026	$200,000	$224,377

Marriott International, Inc.
3.60%, 4/15/2024	150,000	159,842
Series EE, 5.75%, 5/1/2025	110,000	126,639
Series R, 3.13%, 6/15/2026	400,000	425,364

McDonald’s Corp.
3.80%, 4/1/2028	150,000	167,521
2.63%, 9/1/2029	100,000	103,789
3.60%, 7/1/2030	500,000	551,132
		2,468,778

Household Durables – 0.8%

DR Horton, Inc.
4.38%, 9/15/2022	200,000	208,363
2.50%, 10/15/2024	200,000	210,865

Lennar Corp.
4.75%, 11/29/2027	1,000,000	1,158,330

PulteGroup, Inc.
5.50%, 3/1/2026	500,000	587,840

Whirlpool Corp.
4.75%, 2/26/2029	200,000	234,928
		2,400,326

Household Products – 0.8%

Church & Dwight Co., Inc.
2.88%, 10/1/2022	500,000	517,227

Clorox Co. (The)
3.10%, 10/1/2027	200,000	217,347
3.90%, 5/15/2028	250,000	281,439

Colgate-Palmolive Co.
3.25%, 3/15/2024	250,000	270,606

Kimberly-Clark Corp.
2.75%, 2/15/2026	200,000	215,508

Procter & Gamble Co. (The)
3.10%, 8/15/2023	150,000	159,864
2.80%, 3/25/2027	185,000	201,480
3.00%, 3/25/2030	400,000	434,488
		2,297,959

Industrial Conglomerates – 1.0%

3M Co.
2.00%, 6/26/2022	200,000	204,045
2.25%, 3/15/2023	570,000	589,953

See Accompanying Notes to the Financial Statements.

288	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Industrial Conglomerates – (continued)
2.88%, 10/15/2027	$200,000	$215,974
3.38%, 3/1/2029	200,000	220,495

Carlisle Cos., Inc.
3.75%, 12/1/2027	200,000	222,382

Honeywell International, Inc.
1.35%, 6/1/2025	250,000	255,384
2.50%, 11/1/2026	300,000	320,608
2.70%, 8/15/2029	100,000	105,617

Roper Technologies, Inc.
3.80%, 12/15/2026	200,000	223,883
4.20%, 9/15/2028	200,000	228,494

Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028	200,000	220,938

Trane Technologies Luxembourg Finance SA
3.50%, 3/21/2026	250,000	274,239
		3,082,012

Insurance – 3.4%

Aflac, Inc.
3.25%, 3/17/2025	200,000	217,408
2.88%, 10/15/2026	100,000	107,657

Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	200,000	216,514

Allstate Corp. (The)
Series B, 5.75%, 8/15/2053(a)	400,000	429,900

American Equity Investment Life Holding Co.
5.00%, 6/15/2027	150,000	168,394

American Financial Group, Inc.
3.50%, 8/15/2026	200,000	217,627

American International Group, Inc.
4.88%, 6/1/2022	400,000	418,865
3.90%, 4/1/2026	100,000	111,015
Series A-9, 5.75%, 4/1/2048(a)	200,000	226,750

Aon Corp.
2.20%, 11/15/2022	500,000	513,589
2.80%, 5/15/2030	250,000	258,052

Investments	Principal Amount	Value

Insurance – (continued)

Aon plc
3.88%, 12/15/2025	$400,000	$444,545

Assurant, Inc.
3.70%, 2/22/2030	100,000	108,460

Athene Holding Ltd.
4.13%, 1/12/2028	300,000	329,949

Brighthouse Financial, Inc.
3.70%, 6/22/2027	200,000	216,419

Brown & Brown, Inc.
4.20%, 9/15/2024	200,000	219,874

Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	293,965

Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028	250,000	281,702

Fidelity National Financial, Inc.
5.50%, 9/1/2022	68,000	72,358

First American Financial Corp.
4.60%, 11/15/2024	200,000	223,229

Globe Life, Inc.
4.55%, 9/15/2028	150,000	174,055

Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	250,000	247,812

Kemper Corp.
2.40%, 9/30/2030	200,000	193,768

Manulife Financial Corp.
4.15%, 3/4/2026	200,000	226,073

Markel Corp.
3.35%, 9/17/2029	300,000	322,610

Marsh & McLennan Cos., Inc.
3.50%, 6/3/2024	16,000	17,244
3.50%, 3/10/2025	75,000	81,848
3.75%, 3/14/2026	75,000	83,370
4.38%, 3/15/2029	200,000	231,096
2.25%, 11/15/2030	500,000	497,175

MetLife, Inc.
3.05%, 12/15/2022(b)	250,000	260,889

Old Republic International Corp.
4.88%, 10/1/2024	200,000	223,680

Progressive Corp. (The)
2.45%, 1/15/2027	200,000	210,855
3.20%, 3/26/2030	100,000	109,045

Prudential Financial, Inc.
5.63%, 6/15/2043(a)	150,000	162,717
5.20%, 3/15/2044(a)	10,000	10,686

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	289

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)
5.38%, 5/15/2045(a)	$500,000	$551,165
5.70%, 9/15/2048(a)	500,000	579,034
3.70%, 10/1/2050(a)	100,000	103,375

RenaissanceRe Finance, Inc.
3.45%, 7/1/2027	100,000	108,823

Trinity Acquisition plc
4.40%, 3/15/2026	200,000	226,227

Willis North America, Inc.
3.60%, 5/15/2024	150,000	161,724
		9,859,543

Interactive Media & Services – 0.3%

Alphabet, Inc.
2.00%, 8/15/2026	147,000	154,241
0.80%, 8/15/2027	85,000	82,389

Baidu, Inc.
4.38%, 3/29/2028	500,000	557,258

Weibo Corp.
3.50%, 7/5/2024	200,000	210,069
		1,003,957

Internet & Direct Marketing Retail – 0.8%

Alibaba Group Holding Ltd.
3.60%, 11/28/2024	1,200,000	1,302,456
3.40%, 12/6/2027	300,000	326,528

Amazon.com, Inc.
3.15%, 8/22/2027	300,000	330,361

eBay, Inc.
3.45%, 8/1/2024	120,000	129,466
3.60%, 6/5/2027	200,000	221,126
		2,309,937

IT Services – 1.9%

Automatic Data Processing, Inc.
1.25%, 9/1/2030	200,000	185,917

Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026	200,000	218,264

Fiserv, Inc.
3.50%, 7/1/2029	300,000	325,091

Mastercard, Inc.
2.00%, 3/3/2025	950,000	993,434
2.95%, 11/21/2026	300,000	325,644
2.95%, 6/1/2029	150,000	161,956

Investments	Principal Amount	Value

IT Services – (continued)

PayPal Holdings, Inc.
1.65%, 6/1/2025	$250,000	$257,085
2.65%, 10/1/2026	100,000	106,627
2.85%, 10/1/2029	200,000	211,378
2.30%, 6/1/2030	250,000	252,255

Visa, Inc.
2.80%, 12/14/2022	1,100,000	1,142,000
3.15%, 12/14/2025	650,000	711,169
1.90%, 4/15/2027	275,000	284,252

Western Union Co. (The)
2.85%, 1/10/2025	350,000	369,716
		5,544,788

Life Sciences Tools & Services – 0.5%

Agilent Technologies, Inc.
3.88%, 7/15/2023	200,000	212,265

Thermo Fisher Scientific, Inc.
2.95%, 9/19/2026	590,000	637,016
3.20%, 8/15/2027	500,000	545,339
		1,394,620

Machinery – 0.8%

Cummins, Inc.
3.65%, 10/1/2023	100,000	107,199
1.50%, 9/1/2030	150,000	141,937

Dover Corp.
3.15%, 11/15/2025	200,000	215,652

Flowserve Corp.
4.00%, 11/15/2023	84,000	89,372

Fortive Corp.
3.15%, 6/15/2026	100,000	108,538

Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	215,423

nVent Finance Sarl
4.55%, 4/15/2028	300,000	319,845

Otis Worldwide Corp.
2.06%, 4/5/2025	300,000	312,052
2.29%, 4/5/2027	200,000	206,792
2.57%, 2/15/2030	200,000	203,566

Parker-Hannifin Corp.
3.25%, 6/14/2029	45,000	48,494

Stanley Black & Decker, Inc.
4.00%, 3/15/2060(a)	300,000	319,590

See Accompanying Notes to the Financial Statements.

290	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Machinery – (continued)

Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/2028(b)	$150,000	$172,655
		2,461,115

Media – 0.7%

Charter Communications Operating LLC
4.91%, 7/23/2025	500,000	568,787
4.20%, 3/15/2028	500,000	554,536

Comcast Corp.
4.15%, 10/15/2028	350,000	402,784
4.25%, 10/15/2030	250,000	290,181

Fox Corp.
4.71%, 1/25/2029	100,000	116,182
		1,932,470

Metals & Mining – 0.9%

BHP Billiton Finance USA Ltd.
3.85%, 9/30/2023	300,000	324,725

Kinross Gold Corp.
5.95%, 3/15/2024	150,000	167,887

Rio Tinto Finance USA Ltd.
3.75%, 6/15/2025	650,000	720,567
7.13%, 7/15/2028	200,000	270,619

Steel Dynamics, Inc.
2.80%, 12/15/2024	300,000	317,716

Vale Overseas Ltd.
6.25%, 8/10/2026	379,000	453,515
3.75%, 7/8/2030	250,000	263,313
		2,518,342

Multiline Retail – 0.4%

Dollar General Corp.
3.88%, 4/15/2027	400,000	448,433

Dollar Tree, Inc.
4.00%, 5/15/2025	130,000	143,915
4.20%, 5/15/2028	500,000	567,857
		1,160,205

Multi-Utilities – 2.5%

Ameren Corp.
2.50%, 9/15/2024	700,000	737,407

Investments	Principal Amount	Value

Multi-Utilities – (continued)

Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	$100,000	$107,569
4.05%, 4/15/2025	1,100,000	1,225,775
3.25%, 4/15/2028	100,000	108,433

Black Hills Corp.
3.15%, 1/15/2027	200,000	214,216

CMS Energy Corp.
3.45%, 8/15/2027	200,000	220,827

Consolidated Edison Co. of New York, Inc. Series B, 3.13%, 11/15/2027	300,000	324,628

Dominion Energy, Inc.
3.07%, 8/15/2024(b)	700,000	746,719

Series A, 3.30%, 3/15/2025	250,000	270,387
4.25%, 6/1/2028	200,000	227,158
5.75%, 10/1/2054(a)	200,000	220,060

DTE Energy Co.
Series D, 3.70%, 8/1/2023	500,000	532,655
Series C, 2.53%, 10/1/2024(b)	252,000	265,533
2.85%, 10/1/2026	200,000	213,703

Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	200,000	206,318
2.88%, 6/15/2024	400,000	423,770

Sempra Energy
3.55%, 6/15/2024	200,000	215,649
3.25%, 6/15/2027	200,000	216,452
3.40%, 2/1/2028	97,000	105,208

Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	300,000	312,553

WEC Energy Group, Inc.
0.55%, 9/15/2023	500,000	500,739
		7,395,759

Oil, Gas & Consumable Fuels – 4.7%

Boardwalk Pipelines LP
5.95%, 6/1/2026	200,000	236,205

Canadian Natural Resources Ltd.
3.85%, 6/1/2027	400,000	437,588

Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	200,000	229,020
5.13%, 6/30/2027	500,000	576,730

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	291

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Columbia Pipeline Group, Inc.
4.50%, 6/1/2025	$150,000	$169,040

Enable Midstream Partners LP
4.95%, 5/15/2028	250,000	279,499

Enbridge, Inc.
4.00%, 10/1/2023	200,000	214,244
3.70%, 7/15/2027	200,000	219,198
3.13%, 11/15/2029	200,000	209,901
Series 16-A, 6.00%, 1/15/2077(a)	350,000	377,194
5.50%, 7/15/2077(a)	250,000	261,052

Energy Transfer LP
5.88%, 1/15/2024	700,000	779,116
4.05%, 3/15/2025	20,000	21,664
4.75%, 1/15/2026	300,000	335,459
5.50%, 6/1/2027	200,000	232,218
3.75%, 5/15/2030	200,000	208,225

Enterprise Products Operating LLC
3.75%, 2/15/2025	700,000	765,892
4.15%, 10/16/2028	350,000	395,953
Series E, 5.25%, 8/16/2077(a)	200,000	202,546
5.38%, 2/15/2078(a)	350,000	354,734

HollyFrontier Corp.
5.88%, 4/1/2026	200,000	229,720

Kinder Morgan, Inc.
4.30%, 3/1/2028	200,000	225,273

Magellan Midstream Partners LP
5.00%, 3/1/2026	250,000	288,583

ONEOK Partners LP
4.90%, 3/15/2025	400,000	447,789

Phillips 66 Partners LP
3.55%, 10/1/2026	200,000	216,655

Plains All American Pipeline LP
4.65%, 10/15/2025	500,000	554,645

Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	700,000	803,363
5.88%, 6/30/2026	125,000	148,028
4.20%, 3/15/2028	120,000	132,930
4.50%, 5/15/2030	250,000	281,690

Spectra Energy Partners LP
4.75%, 3/15/2024	1,140,000	1,259,151

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)

TC PipeLines LP
4.38%, 3/13/2025	$100,000	$110,565

TransCanada PipeLines Ltd.
4.25%, 5/15/2028	200,000	226,053

Transcanada Trust
Series 16-A, 5.87%, 8/15/2076(a)	300,000	333,375
5.30%, 3/15/2077(a)	600,000	638,685
5.50%, 9/15/2079(a)	500,000	543,240

Valero Energy Corp.
2.85%, 4/15/2025	500,000	527,942

Valero Energy Partners LP
4.50%, 3/15/2028	200,000	223,220
		13,696,385

Paper & Forest Products – 0.0%(e)

Suzano Austria GmbH
3.75%, 1/15/2031	150,000	153,766

Pharmaceuticals – 1.7%

Bristol-Myers Squibb Co.
3.40%, 7/26/2029	250,000	275,799

Eli Lilly and Co.
3.38%, 3/15/2029	200,000	220,306

Johnson & Johnson
2.45%, 3/1/2026	500,000	534,834
2.95%, 3/3/2027	650,000	710,650

Novartis Capital Corp.
2.40%, 9/21/2022	200,000	206,168
3.40%, 5/6/2024	403,000	437,235
1.75%, 2/14/2025	350,000	361,612
3.00%, 11/20/2025	700,000	759,199
2.20%, 8/14/2030	200,000	203,222

Royalty Pharma plc
2.20%, 9/2/2030(c)	400,000	382,298

Zoetis, Inc.
3.25%, 2/1/2023	650,000	677,353
3.00%, 9/12/2027	145,000	156,367
		4,925,043

Professional Services – 0.4%

Equifax, Inc.
2.60%, 12/1/2024	200,000	211,874

See Accompanying Notes to the Financial Statements.

292	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Professional Services – (continued)

IHS Markit Ltd.
4.75%, 8/1/2028	$500,000	$579,652

Verisk Analytics, Inc.
4.00%, 6/15/2025	250,000	276,792
		1,068,318

Real Estate Management & Development – 0.1%

CBRE Services, Inc.
4.88%, 3/1/2026	200,000	232,037

Road & Rail – 1.1%

Burlington Northern Santa Fe LLC
3.25%, 6/15/2027	224,000	245,067

Canadian National Railway Co.
2.95%, 11/21/2024	250,000	268,147

Canadian Pacific Railway Co.
2.90%, 2/1/2025	250,000	265,963
3.70%, 2/1/2026	20,000	22,011

CSX Corp.
3.25%, 6/1/2027	100,000	109,219
4.25%, 3/15/2029	200,000	229,487

JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	300,000	333,639

Norfolk Southern Corp.
3.15%, 6/1/2027	200,000	217,762

Union Pacific Corp.
3.15%, 3/1/2024	500,000	536,826
3.00%, 4/15/2027	300,000	324,796
2.89%, 4/6/2036(c)	550,000	554,280
		3,107,197

Semiconductors & Semiconductor Equipment – 2.9%

Analog Devices, Inc.
3.50%, 12/5/2026	405,000	445,783

Broadcom Corp.
3.88%, 1/15/2027	2,800,000	3,068,257

Broadcom, Inc.
4.11%, 9/15/2028	500,000	552,627
4.75%, 4/15/2029	110,000	125,200
5.00%, 4/15/2030	300,000	345,729
4.15%, 11/15/2030	350,000	382,754

Intel Corp.
3.90%, 3/25/2030	300,000	341,965

Investments	Principal Amount	Value

Semiconductors & Semiconductor Equipment – (continued)

KLA Corp.
4.65%, 11/1/2024	$200,000	$223,952

Maxim Integrated Products, Inc.
3.45%, 6/15/2027	200,000	219,272

Micron Technology, Inc.
2.50%, 4/24/2023	250,000	259,219
4.19%, 2/15/2027	500,000	562,346
4.66%, 2/15/2030	200,000	230,636

NVIDIA Corp.
3.20%, 9/16/2026	300,000	330,682

NXP BV
5.55%, 12/1/2028(c)	500,000	606,662

QUALCOMM, Inc.
3.25%, 5/20/2027	200,000	220,766

Texas Instruments, Inc.
1.38%, 3/12/2025	200,000	204,988
2.90%, 11/3/2027	250,000	270,922
		8,391,760

Software – 2.5%

Adobe, Inc.
3.25%, 2/1/2025	250,000	271,031
2.30%, 2/1/2030	250,000	254,185

Autodesk, Inc.
3.50%, 6/15/2027	200,000	220,436

CA, Inc.
4.70%, 3/15/2027	200,000	224,949

Citrix Systems, Inc.
4.50%, 12/1/2027	200,000	229,578

Intuit, Inc.
1.35%, 7/15/2027	300,000	296,722

Microsoft Corp.
3.63%, 12/15/2023	375,000	405,127
2.70%, 2/12/2025	640,000	687,039
3.13%, 11/3/2025	500,000	547,089
2.40%, 8/8/2026	100,000	106,514
3.30%, 2/6/2027	615,000	682,478

Oracle Corp.
2.50%, 4/1/2025	500,000	528,099
2.65%, 7/15/2026	400,000	421,817
3.25%, 11/15/2027	800,000	867,705
2.30%, 3/25/2028	1,000,000	1,015,671
2.88%, 3/25/2031	500,000	508,013
		7,266,453

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	293

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Specialty Retail – 1.9%

Advance Auto Parts, Inc.
1.75%, 10/1/2027	$60,000	$59,455

AutoZone, Inc.
3.25%, 4/15/2025	540,000	579,070
3.13%, 4/21/2026	125,000	135,884
3.75%, 6/1/2027	250,000	277,681

Home Depot, Inc. (The)
2.63%, 6/1/2022	595,000	609,489
3.35%, 9/15/2025	203,000	223,255
3.00%, 4/1/2026	330,000	359,541
2.50%, 4/15/2027	200,000	212,357
2.80%, 9/14/2027	450,000	485,580
3.90%, 12/6/2028	60,000	68,901

Lowe’s Cos., Inc.
4.00%, 4/15/2025	300,000	333,011
3.38%, 9/15/2025	600,000	657,063
3.10%, 5/3/2027	500,000	543,217

O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300,000	332,780
3.60%, 9/1/2027	200,000	220,437

TJX Cos., Inc. (The)
3.50%, 4/15/2025	500,000	547,535
		5,645,256

Technology Hardware, Storage & Peripherals – 3.2%

Apple, Inc.
2.40%, 5/3/2023	2,300,000	2,397,636
3.45%, 5/6/2024	865,000	943,154
3.20%, 5/13/2025	300,000	328,486
3.25%, 2/23/2026	518,000	569,581
2.05%, 9/11/2026	250,000	261,262
3.35%, 2/9/2027	830,000	918,739
3.20%, 5/11/2027	625,000	687,899
2.90%, 9/12/2027	500,000	543,166
3.00%, 11/13/2027	1,500,000	1,641,810

Dell International LLC
5.30%, 10/1/2029(c)	250,000	296,149

HP, Inc.
4.05%, 9/15/2022	200,000	209,295
3.00%, 6/17/2027	400,000	428,225

NetApp, Inc.
1.88%, 6/22/2025	200,000	205,405
		9,430,807

Investments	Principal Amount	Value

Textiles, Apparel & Luxury Goods – 0.2%

Tapestry, Inc.
4.13%, 7/15/2027	$500,000	$547,955

Tobacco – 2.3%

Altria Group, Inc.
4.40%, 2/14/2026	500,000	564,945
2.63%, 9/16/2026	160,000	167,378
4.80%, 2/14/2029	300,000	341,420
3.40%, 5/6/2030	300,000	312,713

BAT Capital Corp.
3.22%, 8/15/2024	500,000	532,911
3.22%, 9/6/2026	400,000	423,304
3.56%, 8/15/2027	1,000,000	1,065,440
4.91%, 4/2/2030	265,000	299,019
2.73%, 3/25/2031	750,000	718,629

Philip Morris International, Inc.
2.88%, 5/1/2024	500,000	532,618
1.50%, 5/1/2025	473,000	482,297
2.75%, 2/25/2026	500,000	535,097
0.88%, 5/1/2026	500,000	492,398

Reynolds American, Inc.
4.45%, 6/12/2025	200,000	222,681
		6,690,850

Trading Companies & Distributors – 0.5%

Air Lease Corp.
3.00%, 9/15/2023	405,000	424,524
3.75%, 6/1/2026	150,000	162,451

Aircastle Ltd.
4.40%, 9/25/2023	750,000	804,679
4.25%, 6/15/2026	200,000	216,525
		1,608,179

Water Utilities – 0.1%

American Water Capital Corp.
2.95%, 9/1/2027	200,000	215,189
3.75%, 9/1/2028	200,000	223,504
		438,693

See Accompanying Notes to the Financial Statements.

294	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Wireless Telecommunication Services – 0.2%

T-Mobile USA, Inc.
3.75%, 4/15/2027(c)	$364,000	$401,408
3.88%, 4/15/2030(c)	150,000	163,583
		564,991
Total Corporate Bonds (Cost $283,089,798)		286,954,476
Total Investments – 97.9% (Cost $283,089,798)		286,954,476

Other assets less liabilities – 2.1%		6,060,439
NET ASSETS – 100.0%		$293,014,915

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2021.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2021.

(e)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

USD – US Dollar

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,872,933
Aggregate gross unrealized depreciation	(2,084,406)
Net unrealized appreciation	$3,788,527
Federal income tax cost	$283,165,949

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	295

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

April 30, 2021 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 97.2%

Aerospace & Defense – 1.2%

Boeing Co. (The)
5.81%, 5/1/2050	$150,000	$192,666

L3Harris Technologies, Inc.
5.05%, 4/27/2045	20,000	25,334

Lockheed Martin Corp.
4.09%, 9/15/2052	225,000	268,030

Northrop Grumman Corp.
4.75%, 6/1/2043	60,000	74,353

Precision Castparts Corp.
3.90%, 1/15/2043	100,000	108,780
		669,163

Air Freight & Logistics – 0.5%

FedEx Corp.
5.25%, 5/15/2050	100,000	129,795

United Parcel Service, Inc.
5.30%, 4/1/2050	100,000	138,592
		268,387

Auto Components – 0.4%

Aptiv plc
5.40%, 3/15/2049	50,000	63,727

BorgWarner, Inc.
4.38%, 3/15/2045	50,000	54,104

Lear Corp.
5.25%, 5/15/2049	75,000	88,584
		206,415

Automobiles – 0.3%

General Motors Co.
6.25%, 10/2/2043	100,000	131,607
5.95%, 4/1/2049	50,000	64,754
		196,361

Banks – 9.6%

Bank of America Corp.
4.24%, 4/24/2038(a)	230,000	266,048
7.75%, 5/14/2038	200,000	308,864
5.00%, 1/21/2044	90,000	114,489
4.33%, 3/15/2050(a)	100,000	115,780
4.08%, 3/20/2051(a)	250,000	280,087

Investments	Principal Amount	Value

Banks – (continued)

Barclays plc
3.81%, 3/10/2042(a)	$200,000	$200,240

Citigroup, Inc.
3.88%, 1/24/2039(a)	200,000	220,088
5.32%, 3/26/2041(a)	100,000	130,094
5.88%, 1/30/2042	135,000	187,414
4.75%, 5/18/2046	335,000	406,893
4.65%, 7/23/2048	195,000	242,755

Cooperatieve Rabobank UA
5.25%, 5/24/2041	100,000	132,455

Fifth Third Bancorp
8.25%, 3/1/2038	125,000	206,636

HSBC Holdings plc
6.50%, 5/2/2036	200,000	267,934
5.25%, 3/14/2044	200,000	248,011

JPMorgan Chase & Co.
6.40%, 5/15/2038	35,000	49,899
3.11%, 4/22/2041(a)	100,000	99,798
2.53%, 11/19/2041(a)	215,000	196,463
4.95%, 6/1/2045	50,000	63,009
3.11%, 4/22/2051(a)	125,000	121,538

Lloyds Banking Group plc
4.34%, 1/9/2048	200,000	222,142

Regions Financial Corp.
7.38%, 12/10/2037	100,000	148,561

Wachovia Corp.
5.50%, 8/1/2035	450,000	568,110

Wells Fargo & Co.
5.95%, 12/15/2036	100,000	133,300
3.07%, 4/30/2041(a)	200,000	197,563
5.38%, 11/2/2043	265,000	337,157
5.01%, 4/4/2051(a)	100,000	129,521
		5,594,849

Beverages – 1.7%

Anheuser-Busch Cos. LLC
4.90%, 2/1/2046	50,000	59,764

Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048	25,000	28,679
5.55%, 1/23/2049	50,000	64,674
4.50%, 6/1/2050	200,000	230,228
5.80%, 1/23/2059	100,000	136,749

See Accompanying Notes to the Financial Statements.

296	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund  (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Beverages – (continued)

Brown-Forman Corp.
4.50%, 7/15/2045	$50,000	$62,347

Coca-Cola Femsa SAB de CV
5.25%, 11/26/2043	150,000	191,854

Constellation Brands, Inc.
5.25%, 11/15/2048	75,000	96,316

Keurig Dr Pepper, Inc.
5.09%, 5/25/2048	100,000	126,970
		997,581

Biotechnology – 4.0%

AbbVie, Inc.
4.40%, 11/6/2042	295,000	342,136
4.45%, 5/14/2046	300,000	348,135

Amgen, Inc.
5.15%, 11/15/2041	28,000	35,842
4.40%, 5/1/2045	300,000	349,217
4.56%, 6/15/2048	250,000	299,053
4.66%, 6/15/2051	125,000	151,823
2.77%, 9/1/2053(b)	137,000	119,887

Biogen, Inc.
3.25%, 2/15/2051(b)	49,000	46,232

Gilead Sciences, Inc.
4.80%, 4/1/2044	150,000	181,363
4.75%, 3/1/2046	300,000	361,224

Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050	100,000	87,038
		2,321,950

Building Products – 0.7%

Johnson Controls International plc
4.63%, 7/2/2044(c)	100,000	119,961
4.50%, 2/15/2047	100,000	119,323

Masco Corp.
4.50%, 5/15/2047	50,000	58,494

Owens Corning
4.40%, 1/30/2048	100,000	113,331
		411,109

Capital Markets – 1.9%

Goldman Sachs Group, Inc. (The)
4.02%, 10/31/2038(a)	130,000	147,084
4.75%, 10/21/2045	85,000	106,465

Investments	Principal Amount	Value

Capital Markets – (continued)

Jefferies Group LLC
6.50%, 1/20/2043	$100,000	$135,590

Legg Mason, Inc.
5.63%, 1/15/2044	75,000	101,762

Moody’s Corp.
5.25%, 7/15/2044	100,000	130,759
4.88%, 12/17/2048	50,000	63,244

Morgan Stanley
6.38%, 7/24/2042	75,000	111,670
4.30%, 1/27/2045	60,000	70,864

Nasdaq, Inc.
3.25%, 4/28/2050	100,000	96,190

Raymond James Financial, Inc.
4.95%, 7/15/2046	45,000	56,887

S&P Global, Inc.
2.30%, 8/15/2060	100,000	82,333
		1,102,848

Chemicals – 1.4%

Ecolab, Inc.
5.50%, 12/8/2041	100,000	134,140

International Flavors & Fragrances, Inc.
5.00%, 9/26/2048	100,000	125,415

LyondellBasell Industries NV
4.63%, 2/26/2055	100,000	114,933

RPM International, Inc.
4.25%, 1/15/2048	50,000	52,062

Sherwin-Williams Co. (The)
4.50%, 6/1/2047	145,000	172,853
3.80%, 8/15/2049	100,000	108,430
3.30%, 5/15/2050	100,000	100,183
		808,016

Commercial Services & Supplies – 0.1%

Waste Management, Inc.
4.15%, 7/15/2049	50,000	59,644

Communications Equipment – 0.4%

Cisco Systems, Inc.
5.90%, 2/15/2039	85,000	121,591
5.50%, 1/15/2040	100,000	138,058
		259,649

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	297

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Construction & Engineering – 0.2%

Valmont Industries, Inc.
5.00%, 10/1/2044	$100,000	$114,849

Construction Materials – 0.3%

Martin Marietta Materials, Inc.
4.25%, 12/15/2047	50,000	56,667

Vulcan Materials Co.
4.50%, 6/15/2047	100,000	116,831
		173,498

Consumer Finance – 0.3%

Ally Financial, Inc.
8.00%, 11/1/2031	117,000	164,557

Containers & Packaging – 0.0%(d)

Sonoco Products Co.
5.75%, 11/1/2040	20,000	25,210

Diversified Financial Services – 0.1%

Voya Financial, Inc.
4.80%, 6/15/2046	50,000	61,161

Diversified Telecommunication Services – 4.4%

AT&T, Inc.
4.50%, 3/9/2048	100,000	109,733
3.65%, 6/1/2051	200,000	192,612
3.80%, 12/1/2057(b)	582,000	554,542

Bell Canada
4.30%, 7/29/2049	25,000	28,834

Bell Canada, Inc.
4.46%, 4/1/2048	150,000	176,668

Telefonica Emisiones SA
5.52%, 3/1/2049	150,000	186,253

TELUS Corp.
4.30%, 6/15/2049	50,000	57,194

Verizon Communications, Inc.
4.27%, 1/15/2036	339,000	390,745
4.52%, 9/15/2048	100,000	118,304
4.00%, 3/22/2050	400,000	436,798
2.88%, 11/20/2050	100,000	91,032
3.55%, 3/22/2051	200,000	203,165
		2,545,880

Investments	Principal Amount	Value

Electric Utilities – 6.3%

AEP Texas, Inc.
Series H, 3.45%, 1/15/2050	$100,000	$100,021

American Electric Power Co., Inc.
3.25%, 3/1/2050	150,000	143,463

Cleco Corporate Holdings LLC
4.97%, 5/1/2046(c)	100,000	114,319

Duke Energy Corp.
3.75%, 9/1/2046	250,000	258,427

Emera US Finance LP
4.75%, 6/15/2046	150,000	171,810

Exelon Corp.
4.70%, 4/15/2050	200,000	242,962

Georgia Power Co.
4.30%, 3/15/2042	200,000	230,310
Series B, 3.70%, 1/30/2050	100,000	105,314

Interstate Power and Light Co.
6.25%, 7/15/2039	150,000	209,104

MidAmerican Energy Co.
4.25%, 7/15/2049	200,000	240,845

Oklahoma Gas and Electric Co.
4.15%, 4/1/2047	125,000	140,723

Pacific Gas and Electric Co.
4.95%, 7/1/2050	100,000	102,534

PPL Capital Funding, Inc.
5.00%, 3/15/2044	100,000	123,764

Southern California Edison Co.
4.50%, 9/1/2040	125,000	142,395
4.65%, 10/1/2043	150,000	173,365
4.00%, 4/1/2047	175,000	182,416
Series 20A, 2.95%, 2/1/2051	200,000	179,840

Southern Co. (The)
4.40%, 7/1/2046	150,000	170,581

Southwestern Electric Power Co.
Series L, 3.85%, 2/1/2048	100,000	105,850

Southwestern Public Service Co.
4.50%, 8/15/2041	50,000	60,058

Virginia Electric and Power Co.
8.88%, 11/15/2038	200,000	350,432

Wisconsin Public Service Corp.
4.75%, 11/1/2044	100,000	123,279
		3,671,812

See Accompanying Notes to the Financial Statements.

298	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund  (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Electrical Equipment – 0.1%

Emerson Electric Co.
5.25%, 11/15/2039	$50,000	$65,655

Electronic Equipment, Instruments & Components – 0.6%

Corning, Inc.
4.75%, 3/15/2042	45,000	53,467
4.38%, 11/15/2057	125,000	138,307
5.45%, 11/15/2079	100,000	128,317
		320,091

Energy Equipment & Services – 0.2%

Halliburton Co.
4.75%, 8/1/2043	100,000	107,713

Entertainment – 0.3%

Activision Blizzard, Inc.
2.50%, 9/15/2050	130,000	111,904

Electronic Arts, Inc.
2.95%, 2/15/2051	50,000	47,174
		159,078

Equity Real Estate Investment Trusts (REITs) – 1.5%

Alexandria Real Estate Equities, Inc.
2.00%, 5/18/2032	100,000	95,019

American Tower Corp.
3.10%, 6/15/2050	150,000	139,970

Crown Castle International Corp.
4.15%, 7/1/2050	100,000	108,462
3.25%, 1/15/2051	200,000	188,991

Federal Realty Investment Trust
4.50%, 12/1/2044	75,000	86,379

Kimco Realty Corp.
3.70%, 10/1/2049	100,000	104,064

Ventas Realty LP
5.70%, 9/30/2043	50,000	62,666

Welltower, Inc.
4.95%, 9/1/2048	50,000	60,707
		846,258

Food & Staples Retailing – 0.4%

Walgreens Boots Alliance, Inc.
4.10%, 4/15/2050	100,000	105,379

Investments	Principal Amount	Value

Food & Staples Retailing – (continued)

Walmart, Inc.
4.75%, 10/2/2043	$100,000	$124,286
		229,665

Food Products – 0.3%

Campbell Soup Co.
3.13%, 4/24/2050	100,000	93,639

J M Smucker Co. (The)
3.55%, 3/15/2050	50,000	51,489

Mondelez International, Inc.
2.63%, 9/4/2050	50,000	43,786
		188,914

Gas Utilities – 0.7%

Atmos Energy Corp.
5.50%, 6/15/2041	100,000	131,278
4.13%, 10/15/2044	15,000	17,015
4.30%, 10/1/2048	100,000	117,416

Eastern Energy Gas Holdings LLC
4.60%, 12/15/2044	100,000	115,365
		381,074

Health Care Equipment & Supplies – 1.4%

Abbott Laboratories
4.90%, 11/30/2046	100,000	131,269

Baxter International, Inc.
3.50%, 8/15/2046	100,000	107,340

Becton Dickinson and Co.
4.67%, 6/6/2047	200,000	239,055
3.79%, 5/20/2050	150,000	159,945

DH Europe Finance II Sarl
3.40%, 11/15/2049	50,000	51,873

Zimmer Biomet Holdings, Inc.
4.45%, 8/15/2045	100,000	113,943
		803,425

Health Care Providers & Services – 2.1%

AmerisourceBergen Corp.
4.30%, 12/15/2047	75,000	85,500

Cardinal Health, Inc.
4.37%, 6/15/2047	150,000	165,317

CVS Health Corp.
5.05%, 3/25/2048	150,000	184,525

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	299

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Providers & Services – (continued)

HCA, Inc.
5.50%, 6/15/2047	$100,000	$125,523

Humana, Inc.
8.15%, 6/15/2038	25,000	39,126
4.63%, 12/1/2042	50,000	59,239
4.95%, 10/1/2044	115,000	140,486

McKesson Corp.
4.88%, 3/15/2044	100,000	121,422

UnitedHealth Group, Inc.
3.70%, 8/15/2049	75,000	82,192
3.88%, 8/15/2059	100,000	111,639
3.13%, 5/15/2060	125,000	122,449
		1,237,418

Hotels, Restaurants & Leisure – 1.3%

McDonald’s Corp.
4.88%, 7/15/2040	50,000	62,036
4.88%, 12/9/2045	125,000	154,674
4.45%, 3/1/2047	200,000	235,171
4.20%, 4/1/2050	100,000	115,369

Starbucks Corp.
3.50%, 11/15/2050	200,000	204,214
		771,464

Household Products – 0.3%

Church & Dwight Co., Inc.
3.95%, 8/1/2047	50,000	56,069

Kimberly-Clark Corp.
5.30%, 3/1/2041	100,000	131,883
		187,952

Independent Power and Renewable Electricity Producers – 0.3%

Exelon Generation Co. LLC
5.60%, 6/15/2042	100,000	112,776

Southern Power Co.
5.15%, 9/15/2041	50,000	58,189
		170,965

Industrial Conglomerates – 0.7%

3M Co.
5.70%, 3/15/2037	100,000	132,673

Investments	Principal Amount	Value

Industrial Conglomerates – (continued)

General Electric Co.
4.35%, 5/1/2050	$50,000	$55,727

Honeywell International, Inc.
5.70%, 3/15/2036	100,000	135,015

Trane Technologies Global Holding Co. Ltd.
5.75%, 6/15/2043	20,000	27,852

Trane Technologies Luxembourg Finance SA
4.50%, 3/21/2049	50,000	60,108
		411,375

Insurance – 5.4%

Aflac, Inc.
6.45%, 8/15/2040	50,000	68,835
4.75%, 1/15/2049	150,000	188,298

Alleghany Corp.
4.90%, 9/15/2044	75,000	90,737

Allstate Corp. (The)
4.20%, 12/15/2046	150,000	177,276
6.50%, 5/15/2057(a)	15,000	19,478

American International Group, Inc.
3.88%, 1/15/2035	110,000	120,388
4.70%, 7/10/2035	50,000	58,884

Aon Corp.
6.25%, 9/30/2040	50,000	69,388

Aon plc
4.60%, 6/14/2044	55,000	66,914
4.75%, 5/15/2045	100,000	124,420

Arch Capital Group Ltd.
7.35%, 5/1/2034	300,000	434,806

Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	115,000	161,640
4.25%, 1/15/2049	150,000	178,509
2.85%, 10/15/2050	50,000	47,406

Brighthouse Financial, Inc.
4.70%, 6/22/2047	50,000	52,079

Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	100,000	100,831

Manulife Financial Corp.
5.38%, 3/4/2046	30,000	40,395

Markel Corp.
4.15%, 9/17/2050	125,000	142,348

See Accompanying Notes to the Financial Statements.

300	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund  (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047	$20,000	$24,015
4.20%, 3/1/2048	50,000	58,830
4.90%, 3/15/2049	165,000	214,794

MetLife, Inc.
6.40%, 12/15/2036	60,000	76,128
4.88%, 11/13/2043	150,000	192,550

Progressive Corp. (The)
4.13%, 4/15/2047	100,000	118,567

Selective Insurance Group, Inc.
5.38%, 3/1/2049	25,000	29,567

Unum Group
4.50%, 12/15/2049	100,000	102,405

W R Berkley Corp.
4.75%, 8/1/2044	100,000	119,942

Willis North America, Inc.
3.88%, 9/15/2049	50,000	54,337
		3,133,767

Interactive Media & Services – 0.1%

Alphabet, Inc.
2.25%, 8/15/2060	75,000	62,400

Internet & Direct Marketing Retail – 2.2%

Alibaba Group Holding Ltd.
4.00%, 12/6/2037	270,000	292,030
2.70%, 2/9/2041	200,000	186,330
4.20%, 12/6/2047	225,000	250,031
4.40%, 12/6/2057	50,000	57,797

Amazon.com, Inc.
4.25%, 8/22/2057	165,000	200,625
2.70%, 6/3/2060	200,000	180,096

eBay, Inc.
4.00%, 7/15/2042	85,000	91,346
		1,258,255

IT Services – 0.9%

International Business Machines Corp.
4.25%, 5/15/2049	100,000	117,371

Mastercard, Inc.
3.65%, 6/1/2049	200,000	222,822

Investments	Principal Amount	Value

IT Services – (continued)

Visa, Inc.
4.30%, 12/14/2045	$170,000	$209,311
		549,504

Leisure Products – 0.1%

Hasbro, Inc.
6.35%, 3/15/2040	50,000	65,960

Machinery – 0.6%

Cummins, Inc.
2.60%, 9/1/2050	100,000	91,437

Dover Corp.
5.38%, 3/1/2041	100,000	123,549

Fortive Corp.
4.30%, 6/15/2046	25,000	28,720

Illinois Tool Works, Inc.
3.90%, 9/1/2042	25,000	28,950

Otis Worldwide Corp.
3.11%, 2/15/2040	50,000	50,200
		322,856

Media – 4.4%

Charter Communications Operating LLC
5.38%, 4/1/2038	475,000	565,990
3.50%, 6/1/2041	250,000	240,597
6.48%, 10/23/2045	250,000	331,014
3.70%, 4/1/2051	250,000	235,414

Comcast Corp.
4.70%, 10/15/2048	100,000	125,287

Discovery Communications LLC
5.20%, 9/20/2047	100,000	117,631
4.65%, 5/15/2050	75,000	83,116

Fox Corp.
5.58%, 1/25/2049	50,000	64,261

Interpublic Group of Cos., Inc. (The)
5.40%, 10/1/2048	50,000	63,474

Time Warner Cable LLC
7.30%, 7/1/2038	200,000	284,177
6.75%, 6/15/2039	250,000	341,019
5.88%, 11/15/2040	100,000	125,360
		2,577,340

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	301

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Metals & Mining – 3.7%

Barrick Gold Corp.
5.25%, 4/1/2042	$50,000	$63,018

Barrick North America Finance LLC
5.75%, 5/1/2043	100,000	134,034

Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039	250,000	338,007

BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	95,000	125,583

Newmont Corp.
4.88%, 3/15/2042	150,000	184,814

Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	115,000	151,488

Southern Copper Corp.
5.88%, 4/23/2045	400,000	528,579

Vale Overseas Ltd.
6.88%, 11/21/2036	250,000	340,034
6.88%, 11/10/2039	200,000	276,000
		2,141,557

Multiline Retail – 0.1%

Dollar General Corp.
4.13%, 4/3/2050	50,000	56,200

Multi-Utilities – 3.4%

Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	200,000	274,242
4.45%, 1/15/2049	100,000	120,474
4.25%, 10/15/2050	150,000	177,299
2.85%, 5/15/2051	200,000	184,935

Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/2054	200,000	240,356
4.50%, 5/15/2058	130,000	154,438

Dominion Energy, Inc.
Series A, 4.60%, 3/15/2049	200,000	240,984

NiSource, Inc.
5.65%, 2/1/2045	150,000	197,885

Sempra Energy
6.00%, 10/15/2039	100,000	135,508
4.00%, 2/1/2048	100,000	107,909

Southern Co. Gas Capital Corp.
5.88%, 3/15/2041	50,000	67,837
3.95%, 10/1/2046	84,000	90,474
		1,992,341

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – 9.9%

Columbia Pipeline Group, Inc.
5.80%, 6/1/2045	$50,000	$63,614

Enable Midstream Partners LP
5.00%, 5/15/2044(c)	100,000	99,788

Enbridge Energy Partners LP
5.50%, 9/15/2040	250,000	306,478

Enbridge, Inc.
5.50%, 12/1/2046	125,000	157,916

Energy Transfer LP
5.80%, 6/15/2038	200,000	231,050
6.50%, 2/1/2042	200,000	242,981
6.25%, 4/15/2049	200,000	239,010

Enterprise Products Operating LLC
5.95%, 2/1/2041	180,000	238,134
4.45%, 2/15/2043	300,000	337,001
4.85%, 3/15/2044	230,000	269,033
4.25%, 2/15/2048	85,000	91,918
3.95%, 1/31/2060	250,000	251,105

Exxon Mobil Corp.
4.33%, 3/19/2050	50,000	58,395

Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	100,000	136,399
6.38%, 3/1/2041	200,000	260,544
5.50%, 3/1/2044	250,000	302,619

Kinder Morgan, Inc.
5.55%, 6/1/2045	125,000	152,397
5.20%, 3/1/2048	100,000	118,731
3.60%, 2/15/2051	100,000	95,744

Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	17,832
4.20%, 10/3/2047	145,000	153,643
4.85%, 2/1/2049	250,000	287,440

ONEOK Partners LP
6.13%, 2/1/2041	200,000	242,801

ONEOK, Inc.
5.20%, 7/15/2048	100,000	114,452
7.15%, 1/15/2051	200,000	278,339

Phillips 66 Partners LP
4.90%, 10/1/2046	75,000	84,269

Plains All American Pipeline LP
5.15%, 6/1/2042	185,000	190,043

Spectra Energy Partners LP
5.95%, 9/25/2043	100,000	129,750

See Accompanying Notes to the Financial Statements.

302	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund  (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

TransCanada PipeLines Ltd.
6.20%, 10/15/2037	$150,000	$198,543
7.63%, 1/15/2039	150,000	225,323
5.10%, 3/15/2049	100,000	124,872

Williams Cos., Inc. (The)
5.40%, 3/4/2044	50,000	59,264
		5,759,428

Personal Products – 0.2%

Estee Lauder Cos., Inc. (The)
3.70%, 8/15/2042	100,000	109,216

Pharmaceuticals – 1.7%

Eli Lilly and Co.
4.15%, 3/15/2059	145,000	173,499

Johnson & Johnson
5.85%, 7/15/2038	150,000	213,315
3.70%, 3/1/2046	155,000	176,555

Novartis Capital Corp.
4.40%, 5/6/2044	120,000	148,352

Royalty Pharma plc
3.30%, 9/2/2040(b)	100,000	96,821
3.55%, 9/2/2050(b)	100,000	94,733

Zoetis, Inc.
3.00%, 5/15/2050	100,000	96,900
		1,000,175

Professional Services – 0.1%

Verisk Analytics, Inc.
3.63%, 5/15/2050	50,000	50,985

Road & Rail – 2.4%

Burlington Northern Santa Fe LLC
4.90%, 4/1/2044	300,000	381,231
4.15%, 12/15/2048	100,000	116,447

Canadian National Railway Co.
6.38%, 11/15/2037	50,000	70,635

Canadian Pacific Railway Co.
6.13%, 9/15/2115	100,000	150,175

CSX Corp.
4.50%, 8/1/2054	50,000	60,357

Kansas City Southern
4.30%, 5/15/2043	100,000	112,456

Investments	Principal Amount	Value

Road & Rail – (continued)

Norfolk Southern Corp.
5.10%, 8/1/2118	$50,000	$60,598

Union Pacific Corp.
3.84%, 3/20/2060	75,000	80,056
4.10%, 9/15/2067	325,000	358,607
		1,390,562

Semiconductors & Semiconductor Equipment – 1.7%

Broadcom, Inc.
3.50%, 2/15/2041(b)	350,000	337,262

Intel Corp.
4.75%, 3/25/2050	150,000	190,196

KLA Corp.
3.30%, 3/1/2050	100,000	99,738

NVIDIA Corp.
3.50%, 4/1/2050	200,000	215,573

Texas Instruments, Inc.
4.15%, 5/15/2048	100,000	120,902
		963,671

Software – 2.8%

Microsoft Corp.
2.53%, 6/1/2050	150,000	139,767
2.92%, 3/17/2052	100,000	99,836
2.68%, 6/1/2060	56,000	51,765
3.04%, 3/17/2062	269,000	268,664

Oracle Corp.
6.13%, 7/8/2039	105,000	141,310
4.13%, 5/15/2045	225,000	239,449
3.60%, 4/1/2050	350,000	345,329
4.38%, 5/15/2055	215,000	237,106
3.85%, 4/1/2060	125,000	125,442
		1,648,668

Specialty Retail – 2.9%

Home Depot, Inc. (The)
5.88%, 12/16/2036	400,000	555,125
5.95%, 4/1/2041	100,000	142,318
4.88%, 2/15/2044	75,000	96,892
2.38%, 3/15/2051	400,000	349,314

Lowe’s Cos., Inc.
4.05%, 5/3/2047	100,000	110,794
4.55%, 4/5/2049	250,000	299,153
5.13%, 4/15/2050	100,000	132,404
		1,686,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	303

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Technology Hardware, Storage & Peripherals – 3.6%

Apple, Inc.
4.38%, 5/13/2045	$200,000	$245,649
4.65%, 2/23/2046	190,000	242,794
2.95%, 9/11/2049	100,000	98,638
2.65%, 5/11/2050	100,000	92,893
2.65%, 2/8/2051	150,000	139,174
2.55%, 8/20/2060	100,000	88,019
2.80%, 2/8/2061	100,000	91,762

Dell International LLC
8.10%, 7/15/2036(b)	300,000	444,110
8.35%, 7/15/2046(b)	100,000	156,569

Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(c)	200,000	264,846

HP, Inc.
6.00%, 9/15/2041	185,000	242,507
		2,106,961

Tobacco – 5.7%

Altria Group, Inc.
5.80%, 2/14/2039	300,000	363,124
4.25%, 8/9/2042	140,000	142,033
4.50%, 5/2/2043	100,000	104,523
5.38%, 1/31/2044	125,000	144,345
5.95%, 2/14/2049	350,000	430,595

BAT Capital Corp.
4.39%, 8/15/2037	300,000	308,849
3.73%, 9/25/2040	250,000	233,575
4.54%, 8/15/2047	200,000	198,541
4.76%, 9/6/2049	200,000	202,678

Philip Morris International, Inc.
4.13%, 3/4/2043	330,000	364,279
4.25%, 11/10/2044	450,000	506,376

Reynolds American, Inc.
6.15%, 9/15/2043	100,000	120,296
5.85%, 8/15/2045	150,000	172,962
		3,292,176

Trading Companies & Distributors – 0.4%

WW Grainger, Inc.
4.60%, 6/15/2045	200,000	248,654

Water Utilities – 0.5%

American Water Capital Corp.
4.30%, 12/1/2042	50,000	58,915

Investments	Principal Amount	Value

Water Utilities – (continued)
3.75%, 9/1/2047	$150,000	$164,333
4.20%, 9/1/2048	70,000	81,898
		305,146

Wireless Telecommunication Services – 0.4%

Rogers Communications, Inc.
4.35%, 5/1/2049	50,000	55,578

T-Mobile USA, Inc.
4.50%, 4/15/2050(b)	100,000	112,924

Vodafone Group plc
5.25%, 5/30/2048	50,000	63,185
		231,687
Total Corporate Bonds (Cost $56,643,496)		56,487,495
Total Investments – 97.2% (Cost $56,643,496)		56,487,495

Other assets less liabilities – 2.8%		1,634,975
NET ASSETS – 100.0%		$58,122,470

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2021.

(d)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,292,699
Aggregate gross unrealized depreciation	(1,451,337)
Net unrealized depreciation	$(158,638)
Federal income tax cost	$56,646,133

See Accompanying Notes to the Financial Statements.

304	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

April 30, 2021 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 97.3%

Aerospace & Defense – 2.4%

BWX Technologies, Inc.
4.13%, 6/30/2028(a)	$200,000	$204,067

F-Brasile SpA
Series NR, 7.38%, 8/15/2026(a)	320,000	326,400

Howmet Aerospace, Inc.
5.95%, 2/1/2037	50,000	60,135

Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/2025(a)	100,000	105,365

Signature Aviation US Holdings, Inc.
5.38%, 5/1/2026(a)	200,000	206,127

Spirit AeroSystems, Inc.
3.95%, 6/15/2023	190,000	188,694

TransDigm UK Holdings plc
6.88%, 5/15/2026	105,000	110,709

TransDigm, Inc.
6.25%, 3/15/2026(a)	1,135,000	1,203,100
7.50%, 3/15/2027	195,000	209,151
5.50%, 11/15/2027	1,685,000	1,755,761
4.63%, 1/15/2029(a)	115,000	113,520
4.88%, 5/1/2029(a)	175,000	172,594

Triumph Group, Inc.
5.25%, 6/1/2022	115,000	114,425
6.25%, 9/15/2024(a)	315,000	318,741
		5,088,789

Air Freight & Logistics – 0.2%

Cargo Aircraft Management, Inc.
4.75%, 2/1/2028(a)	100,000	102,524

Western Global Airlines LLC
10.38%, 8/15/2025(a)	265,000	301,249
		403,773

Auto Components – 2.0%

Allison Transmission, Inc.
4.75%, 10/1/2027(a)	100,000	104,911
5.88%, 6/1/2029(a)	295,000	318,231

American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	160,000	171,000

Investments	Principal Amount	Value

Auto Components – (continued)

Clarios Global LP
6.25%, 5/15/2026(a)	$240,000	$254,865
8.50%, 5/15/2027(a)	885,000	956,906

Dealer Tire LLC
8.00%, 2/1/2028(a)	300,000	317,862

Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	275,000	287,760

Icahn Enterprises LP
5.25%, 5/15/2027	680,000	694,450
4.38%, 2/1/2029(a)	485,000	471,037

IHO Verwaltungs GmbH
6.38%, 5/15/2029(a)(b)	200,000	220,152

Patrick Industries, Inc.
7.50%, 10/15/2027(a)	75,000	81,681

Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a)	380,000	393,687
		4,272,542

Automobiles – 2.0%

Ford Motor Co.
9.00%, 4/22/2025	1,025,000	1,253,226
4.35%, 12/8/2026	45,000	47,950
6.63%, 10/1/2028	225,000	264,544
6.38%, 2/1/2029	150,000	169,875
9.63%, 4/22/2030	500,000	701,877
7.45%, 7/16/2031	160,000	206,117
8.90%, 1/15/2032	95,000	126,105
4.75%, 1/15/2043	225,000	227,672
5.29%, 12/8/2046	100,000	105,530

Jaguar Land Rover Automotive plc
7.75%, 10/15/2025(a)	140,000	152,085
5.88%, 1/15/2028(a)	410,000	416,417

PM General Purchaser LLC
9.50%, 10/1/2028(a)	395,000	435,981

Winnebago Industries, Inc.
6.25%, 7/15/2028(a)	100,000	108,588
		4,215,967

Banks – 1.0%

Goldman Sachs Capital I
6.35%, 2/15/2034	20,000	27,503

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	305

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Banks – (continued)

UniCredit SpA
5.86%, 6/19/2032(a)(c)	$200,000	$221,962
7.30%, 4/2/2034(a)(c)	790,000	938,539
5.46%, 6/30/2035(a)(c)	940,000	1,011,419
		2,199,423

Beverages – 0.2%

Triton Water Holdings, Inc.
6.25%, 4/1/2029(a)	525,000	532,253

Biotechnology – 0.1%

Horizon Therapeutics USA, Inc.
5.50%, 8/1/2027(a)	220,000	235,675

Building Products – 0.9%

Associated Materials LLC
9.00%, 9/1/2025(a)	100,000	106,750

Cornerstone Building Brands, Inc.
6.13%, 1/15/2029(a)	190,000	203,530

CP Atlas Buyer, Inc.
7.00%, 12/1/2028(a)	335,000	347,916

Griffon Corp.
5.75%, 3/1/2028	405,000	433,075

PGT Innovations, Inc.
6.75%, 8/1/2026(a)	130,000	137,718

SRM Escrow Issuer LLC
6.00%, 11/1/2028(a)	525,000	557,114

Standard Industries, Inc.
3.38%, 1/15/2031(a)	220,000	205,936
		1,992,039

Capital Markets – 1.0%

Advisor Group Holdings, Inc.
10.75%, 8/1/2027(a)	230,000	255,975

AG Issuer LLC
6.25%, 3/1/2028(a)	250,000	259,687

Aretec Escrow Issuer, Inc.
7.50%, 4/1/2029(a)	265,000	271,877

FS Energy & Power Fund
7.50%, 8/15/2023(a)	185,000	188,257

Hightower Holding LLC
6.75%, 4/15/2029(a)	200,000	204,960

Investments	Principal Amount	Value

Capital Markets – (continued)

MSCI, Inc.
5.38%, 5/15/2027(a)	$130,000	$139,301

Nomura Holdings, Inc.
2.65%, 1/16/2025	640,000	669,248

StoneX Group, Inc.
8.63%, 6/15/2025(a)	140,000	150,063
		2,139,368

Chemicals – 2.9%

Ashland LLC
6.88%, 5/15/2043	45,000	56,781

Axalta Coating Systems LLC
3.38%, 2/15/2029(a)	150,000	145,952

Chemours Co. (The)
5.75%, 11/15/2028(a)	545,000	579,695

Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	285,000	274,553

FXI Holdings, Inc.
7.88%, 11/1/2024(a)	185,000	191,475
12.25%, 11/15/2026(a)	267,000	309,412

Gates Global LLC
6.25%, 1/15/2026(a)	210,000	220,212

GCP Applied Technologies, Inc.
5.50%, 4/15/2026(a)	230,000	237,144

Hexion, Inc.
7.88%, 7/15/2027(a)	165,000	177,822

Illuminate Buyer LLC
9.00%, 7/1/2028(a)	305,000	341,981

Ingevity Corp.
4.50%, 2/1/2026(a)	150,000	153,721

Innophos Holdings, Inc.
9.38%, 2/15/2028(a)	55,000	59,984

Minerals Technologies, Inc.
5.00%, 7/1/2028(a)	120,000	126,120

NOVA Chemicals Corp.
4.88%, 6/1/2024(a)	195,000	206,018
5.00%, 5/1/2025(a)	135,000	143,691

Rain CII Carbon LLC
7.25%, 4/1/2025(a)	210,000	217,221

Rayonier AM Products, Inc.
7.63%, 1/15/2026(a)	335,000	356,733

SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	560,000	558,018
6.63%, 5/1/2029(a)	465,000	458,011

See Accompanying Notes to the Financial Statements.

306	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Chemicals – (continued)

TPC Group, Inc.
10.50%, 8/1/2024(a)	$610,000	$571,113

Trinseo Materials Operating SCA
5.38%, 9/1/2025(a)	180,000	184,067
5.13%, 4/1/2029(a)	305,000	310,214

W.R. Grace & Co.-Conn.
4.88%, 6/15/2027(a)	305,000	318,344
		6,198,282

Commercial Services & Supplies – 4.0%

Allied Universal Holdco LLC
9.75%, 7/15/2027(a)	345,000	379,402

Aptim Corp.
7.75%, 6/15/2025(a)	300,000	260,593

APX Group, Inc.
7.88%, 12/1/2022	165,000	166,444
7.63%, 9/1/2023	150,000	154,219
6.75%, 2/15/2027(a)	390,000	419,866

Aramark Services, Inc.
6.38%, 5/1/2025(a)	375,000	399,375
5.00%, 2/1/2028(a)	175,000	183,207

Celestial-Saturn Merger Sub, Inc.
4.50%, 5/1/2028(a)	495,000	494,891

Cimpress plc
7.00%, 6/15/2026(a)	225,000	237,328

CoreCivic, Inc.
4.63%, 5/1/2023	275,000	278,510
8.25%, 4/15/2026	295,000	296,844
4.75%, 10/15/2027	150,000	135,811

Covanta Holding Corp.
6.00%, 1/1/2027	100,000	104,856

Garda World Security Corp.
8.75%, 5/15/2025(a)	45,000	47,109
4.63%, 2/15/2027(a)	380,000	380,475
9.50%, 11/1/2027(a)	250,000	276,304

GFL Environmental, Inc.
4.25%, 6/1/2025(a)	150,000	154,781
3.75%, 8/1/2025(a)	440,000	448,541
5.13%, 12/15/2026(a)	135,000	141,581

IAA, Inc.
5.50%, 6/15/2027(a)	100,000	105,250

Intrado Corp.
8.50%, 10/15/2025(a)	560,000	570,150

Investments	Principal Amount	Value

Commercial Services & Supplies – (continued)

KAR Auction Services, Inc.
5.13%, 6/1/2025(a)	$370,000	$375,620

Legends Hospitality Holding Co. LLC
5.00%, 2/1/2026(a)	160,000	165,400

Matthews International Corp.
5.25%, 12/1/2025(a)	180,000	187,406

Nielsen Finance LLC
5.63%, 10/1/2028(a)	195,000	208,163
5.88%, 10/1/2030(a)	125,000	137,031

Pitney Bowes, Inc.
6.88%, 3/15/2027(a)	275,000	281,531
7.25%, 3/15/2029(a)	240,000	246,300

Prime Security Services Borrower LLC
3.38%, 8/31/2027(a)	125,000	120,938
6.25%, 1/15/2028(a)	820,000	858,064

Stericycle, Inc.
5.38%, 7/15/2024(a)	200,000	207,669
3.88%, 1/15/2029(a)	45,000	44,996

Waste Pro USA, Inc.
5.50%, 2/15/2026(a)	150,000	153,436
		8,622,091

Communications Equipment – 0.4%

Avaya, Inc.
6.13%, 9/15/2028(a)	245,000	260,896

CommScope, Inc.
7.13%, 7/1/2028(a)	475,000	514,648
		775,544

Construction & Engineering – 0.8%

AECOM
5.13%, 3/15/2027	200,000	222,750

Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	620,000	634,180

New Enterprise Stone & Lime Co., Inc.
9.75%, 7/15/2028(a)	115,000	128,800

Pike Corp.
5.50%, 9/1/2028(a)	325,000	335,759

PowerTeam Services LLC
9.03%, 12/4/2025(a)	245,000	272,275

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	307

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Construction & Engineering – (continued)

Weekley Homes LLC
4.88%, 9/15/2028(a)	$120,000	$124,229
		1,717,993

Consumer Finance – 1.4%

Credit Acceptance Corp.
5.13%, 12/31/2024(a)	165,000	170,552
6.63%, 3/15/2026	270,000	285,913

Enova International, Inc.
8.50%, 9/1/2024(a)	130,000	134,049

Finance of America Funding LLC
7.88%, 11/15/2025(a)	235,000	243,813

FirstCash, Inc.
4.63%, 9/1/2028(a)	290,000	298,368

Ford Motor Credit Co. LLC
4.69%, 6/9/2025	200,000	215,250
5.13%, 6/16/2025	440,000	481,206
4.13%, 8/4/2025	570,000	602,604
5.11%, 5/3/2029	200,000	218,812

PRA Group, Inc.
7.38%, 9/1/2025(a)	100,000	107,312

TMX Finance LLC
11.13%, 4/1/2023(a)	130,000	132,911
		2,890,790

Containers & Packaging – 1.8%

Berry Global, Inc.
5.63%, 7/15/2027(a)	200,000	213,250

Cascades, Inc.
5.38%, 1/15/2028(a)	250,000	260,882

Graham Packaging Co., Inc.
7.13%, 8/15/2028(a)	340,000	365,288

Greif, Inc.
6.50%, 3/1/2027(a)	100,000	105,964

Intelligent Packaging Ltd. Finco, Inc.
6.00%, 9/15/2028(a)	370,000	382,795

Intertape Polymer Group, Inc.
7.00%, 10/15/2026(a)	50,000	52,615

Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	400,000	402,242
7.25%, 4/15/2025(a)	920,000	895,850

Investments	Principal Amount	Value

Containers & Packaging – (continued)

Pactiv LLC
7.95%, 12/15/2025	$160,000	$178,400
8.38%, 4/15/2027	110,000	125,957

Reynolds Group Issuer, Inc.
4.00%, 10/15/2027(a)	90,000	89,103

Silgan Holdings, Inc.
4.13%, 2/1/2028	185,000	191,663

Trident TPI Holdings, Inc.
6.63%, 11/1/2025(a)	100,000	102,165

Trivium Packaging Finance BV
5.50%, 8/15/2026(a)(d)	280,000	293,429
8.50%, 8/15/2027(a)(d)	200,000	214,737
		3,874,340

Distributors – 0.7%

Resideo Funding, Inc.
6.13%, 11/1/2026(a)	98,000	103,651

Wolverine Escrow LLC
8.50%, 11/15/2024(a)	405,000	398,925
9.00%, 11/15/2026(a)	625,000	619,312
13.13%, 11/15/2027(a)	330,000	282,975
		1,404,863

Diversified Consumer Services – 0.4%

Adtalem Global Education, Inc.
5.50%, 3/1/2028(a)	545,000	547,044

Carriage Services, Inc.
6.63%, 6/1/2026(a)	100,000	105,556

Graham Holdings Co.
5.75%, 6/1/2026(a)	140,000	146,798

Midas Intermediate Holdco II LLC
7.88%, 10/1/2022(a)	30,000	29,552

Service Corp. International
7.50%, 4/1/2027	64,000	77,508
		906,458

Diversified Financial Services – 0.5%

ACE Cash Express, Inc.
12.00%, 12/15/2022(a)	45,000	38,362

CNG Holdings, Inc.
12.50%, 6/15/2024(a)	111,000	106,144

CPI CG, Inc.
8.63%, 3/15/2026(a)	210,000	219,809

See Accompanying Notes to the Financial Statements.

308	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Financial Services – (continued)

Jefferies Finance LLC
6.25%, 6/3/2026(a)	$200,000	$210,500

Shift4 Payments LLC
4.63%, 11/1/2026(a)	125,000	130,684

Stena International SA
6.13%, 2/1/2025(a)	390,000	397,313
		1,102,812

Diversified Telecommunication Services – 4.5%

Altice France SA
5.50%, 1/15/2028(a)	615,000	634,366

CCO Holdings LLC
5.13%, 5/1/2027(a)	865,000	906,554
5.88%, 5/1/2027(a)	210,000	217,022
5.00%, 2/1/2028(a)	760,000	795,150
5.38%, 6/1/2029(a)	270,000	293,493
4.75%, 3/1/2030(a)	680,000	710,600
4.50%, 8/15/2030(a)	425,000	432,922
4.25%, 2/1/2031(a)	460,000	460,000
4.50%, 5/1/2032(a)	340,000	343,825

Lumen Technologies, Inc.
4.50%, 1/15/2029(a)	90,000	88,767

Sprint Capital Corp.
6.88%, 11/15/2028	180,000	227,030
8.75%, 3/15/2032	240,000	356,154

Telecom Italia Capital SA
6.00%, 9/30/2034	100,000	112,715
7.20%, 7/18/2036	150,000	186,890
7.72%, 6/4/2038	150,000	196,875

Telesat Canada
5.63%, 12/6/2026(a)	330,000	332,548
4.88%, 6/1/2027(a)	265,000	259,700
6.50%, 10/15/2027(a)	355,000	349,231

Virgin Media Finance plc
5.00%, 7/15/2030(a)	755,000	753,739

Virgin Media Secured Finance plc
5.50%, 5/15/2029(a)	550,000	588,775

Windstream Escrow LLC
7.75%, 8/15/2028(a)	905,000	944,630

Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)	365,000	362,942
		9,553,928

Investments	Principal Amount	Value

Electric Utilities – 0.8%

FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	$55,000	$74,505
Series C, 5.35%, 7/15/2047(d)	125,000	145,210

NRG Energy, Inc.
7.25%, 5/15/2026	265,000	274,937
6.63%, 1/15/2027	310,000	323,470
5.75%, 1/15/2028	140,000	148,925

Terraform Global Operating LLC
6.13%, 3/1/2026(a)	75,000	77,142

Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	250,000	258,437
5.63%, 2/15/2027(a)	320,000	333,584
		1,636,210

Electrical Equipment – 0.0%(e)

EnerSys
5.00%, 4/30/2023(a)	100,000	104,938

Energy Equipment & Services – 1.8%

Archrock Partners LP
6.25%, 4/1/2028(a)	585,000	612,376

Bristow Group, Inc.
6.88%, 3/1/2028(a)	255,000	258,830

CGG SA
8.75%, 4/1/2027(a)	330,000	331,742

CSI Compressco LP
7.50%, 4/1/2025(a)	148,000	150,683

Exterran Energy Solutions LP
8.13%, 5/1/2025	210,000	189,765

Oceaneering International, Inc.
4.65%, 11/15/2024	130,000	127,076
6.00%, 2/1/2028	190,000	186,024

Precision Drilling Corp.
7.75%, 12/15/2023	100,000	100,812
5.25%, 11/15/2024	165,000	158,916
7.13%, 1/15/2026(a)	200,000	198,375

Tervita Corp.
11.00%, 12/1/2025(a)	320,000	363,258

Transocean Guardian Ltd.
5.88%, 1/15/2024(a)	221,125	206,061

Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(a)	123,750	123,131

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	309

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Energy Equipment & Services – (continued)

Transocean Pontus Ltd.
6.13%, 8/1/2025(a)	$163,125	$159,353

Transocean Poseidon Ltd.
6.88%, 2/1/2027(a)	225,000	214,172

Transocean Proteus Ltd.
6.25%, 12/1/2024(a)	123,000	119,752

Transocean Sentry Ltd.
5.38%, 5/15/2023(a)	86,459	82,136

USA Compression Partners LP
6.88%, 4/1/2026	255,000	267,735
		3,850,197

Entertainment – 1.2%

Allen Media LLC
10.50%, 2/15/2028(a)	150,000	160,852

Banijay Entertainment SASU
5.38%, 3/1/2025(a)	150,000	155,344

Lions Gate Capital Holdings LLC
5.50%, 4/15/2029(a)	660,000	662,475

Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	235,000	239,758
5.63%, 3/15/2026(a)	300,000	312,450
6.50%, 5/15/2027(a)	300,000	331,875

Netflix, Inc.
5.88%, 11/15/2028	160,000	195,084

Playtika Holding Corp.
4.25%, 3/15/2029(a)	410,000	407,950

WMG Acquisition Corp.
3.00%, 2/15/2031(a)	95,000	89,400
		2,555,188

Equity Real Estate Investment Trusts (REITs) – 3.2%

Brookfield Property REIT, Inc.
5.75%, 5/15/2026(a)	600,000	627,750

GEO Group, Inc. (The)
5.13%, 4/1/2023	195,000	179,016
5.88%, 10/15/2024	517,000	416,185

Iron Mountain, Inc.
4.88%, 9/15/2027(a)	140,000	145,937
5.25%, 3/15/2028(a)	205,000	215,303
5.00%, 7/15/2028(a)	205,000	212,702
4.88%, 9/15/2029(a)	205,000	209,205
5.25%, 7/15/2030(a)	885,000	919,249
5.63%, 7/15/2032(a)	435,000	459,802

Investments	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) – (continued)

iStar, Inc.
4.75%, 10/1/2024	$205,000	$214,125
4.25%, 8/1/2025	210,000	213,244
5.50%, 2/15/2026	265,000	274,952

MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	285,000	307,649

Service Properties Trust
4.65%, 3/15/2024	225,000	227,109

Uniti Group LP
7.13%, 12/15/2024(a)	290,000	299,758
7.88%, 2/15/2025(a)	550,000	593,313
4.75%, 4/15/2028(a)	375,000	374,160
6.50%, 2/15/2029(a)	800,000	796,560

XHR LP
6.38%, 8/15/2025(a)	190,000	201,611
		6,887,630

Food & Staples Retailing – 0.7%

Albertsons Cos., Inc.
4.63%, 1/15/2027(a)	535,000	557,068
5.88%, 2/15/2028(a)	280,000	298,571
3.50%, 3/15/2029(a)	155,000	149,000
4.88%, 2/15/2030(a)	130,000	135,512

C&S Group Enterprises LLC
5.00%, 12/15/2028(a)	255,000	254,031

SEG Holding LLC
5.63%, 10/15/2028(a)	125,000	131,719
		1,525,901

Food Products – 2.8%

B&G Foods, Inc.
5.25%, 9/15/2027	185,000	191,684

Chobani LLC
4.63%, 11/15/2028(a)	160,000	165,200

Del Monte Foods, Inc.
11.88%, 5/15/2025(a)	310,000	353,695

Kraft Heinz Foods Co.
6.75%, 3/15/2032(d)	110,000	145,407
6.88%, 1/26/2039	340,000	467,037
7.13%, 8/1/2039(a)	105,000	149,168
6.50%, 2/9/2040	70,000	92,599
5.00%, 6/4/2042	275,000	317,776
5.20%, 7/15/2045	245,000	290,146

See Accompanying Notes to the Financial Statements.

310	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Food Products – (continued)
4.38%, 6/1/2046	$205,000	$219,081
4.88%, 10/1/2049	60,000	68,902

Pilgrim’s Pride Corp.
5.88%, 9/30/2027(a)	225,000	239,062

Post Holdings, Inc.
5.75%, 3/1/2027(a)	525,000	550,594
5.63%, 1/15/2028(a)	355,000	374,525
5.50%, 12/15/2029(a)	300,000	323,340
4.63%, 4/15/2030(a)	820,000	829,553
4.50%, 9/15/2031(a)	200,000	198,810

Sigma Holdco BV
7.88%, 5/15/2026(a)	310,000	310,387

Simmons Foods, Inc.
4.63%, 3/1/2029(a)	580,000	585,197
		5,872,163

Gas Utilities – 0.3%

Suburban Propane Partners LP
5.88%, 3/1/2027	150,000	156,656

Superior Plus LP
4.50%, 3/15/2029(a)	410,000	418,772
		575,428

Health Care Equipment & Supplies – 0.3%

Hill-Rom Holdings, Inc.
4.38%, 9/15/2027(a)	225,000	233,568

Hologic, Inc.
4.63%, 2/1/2028(a)	85,000	89,941

Ortho-Clinical Diagnostics, Inc.
7.25%, 2/1/2028(a)	249,000	273,620
		597,129

Health Care Providers & Services – 3.8%

AHP Health Partners, Inc.
9.75%, 7/15/2026(a)	110,000	119,329

Air Methods Corp.
8.00%, 5/15/2025(a)	75,000	70,500

Centene Corp.
5.38%, 6/1/2026(a)	475,000	496,375
4.63%, 12/15/2029	275,000	298,700
3.00%, 10/15/2030	120,000	119,204
2.50%, 3/1/2031	110,000	104,872

Investments	Principal Amount	Value

Health Care Providers & Services – (continued)

Community Health Systems, Inc.
6.88%, 4/15/2029(a)	$1,260,000	$1,318,533

DaVita, Inc.
4.63%, 6/1/2030(a)	290,000	293,988
3.75%, 2/15/2031(a)	170,000	161,713

Encompass Health Corp.
4.50%, 2/1/2028	300,000	311,621
4.75%, 2/1/2030	80,000	84,100

Global Medical Response, Inc.
6.50%, 10/1/2025(a)	235,000	240,875

Hadrian Merger Sub, Inc.
8.50%, 5/1/2026(a)	55,000	57,258

HCA, Inc.
3.50%, 9/1/2030	325,000	334,254

Legacy LifePoint Health LLC
4.38%, 2/15/2027(a)	230,000	230,294

LifePoint Health, Inc.
5.38%, 1/15/2029(a)	315,000	315,457

MEDNAX, Inc.
6.25%, 1/15/2027(a)	405,000	429,806

ModivCare, Inc.
5.88%, 11/15/2025(a)	315,000	335,434

Molina Healthcare, Inc.
4.38%, 6/15/2028(a)	155,000	159,456

Prime Healthcare Services, Inc.
7.25%, 11/1/2025(a)	430,000	463,202

Radiology Partners, Inc.
9.25%, 2/1/2028(a)	350,000	385,191

RP Escrow Issuer LLC
5.25%, 12/15/2025(a)	265,000	276,639

Select Medical Corp.
6.25%, 8/15/2026(a)	300,000	319,130

Surgery Center Holdings, Inc.
10.00%, 4/15/2027(a)	200,000	219,686

Tenet Healthcare Corp.
6.25%, 2/1/2027(a)	335,000	351,783

US Acute Care Solutions LLC
6.38%, 3/1/2026(a)	255,000	266,539

US Renal Care, Inc.
10.63%, 7/15/2027(a)	335,000	354,891
		8,118,830

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	311

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Health Care Technology – 0.3%

IQVIA, Inc.
5.00%, 10/15/2026(a)	$280,000	$289,833
5.00%, 5/15/2027(a)	270,000	282,825
		572,658

Hotels, Restaurants & Leisure – 7.2%

1011778 BC ULC
4.25%, 5/15/2024(a)	205,000	207,936
4.38%, 1/15/2028(a)	290,000	294,335
4.00%, 10/15/2030(a)	350,000	341,707

Affinity Gaming
6.88%, 12/15/2027(a)	350,000	371,980

Arrow Bidco LLC
9.50%, 3/15/2024(a)	190,000	190,218

Bally’s Corp.
6.75%, 6/1/2027(a)	135,000	143,786

Boyd Gaming Corp.
6.00%, 8/15/2026	165,000	171,393
4.75%, 12/1/2027	150,000	153,982

Carlson Travel, Inc.
10.50%, 3/31/2025(a)(d)	155,000	161,781
6.75%, 12/15/2025(a)	270,000	255,150

CEC Entertainment LLC
6.75%, 5/1/2026(a)	430,000	427,442

Cedar Fair LP
5.50%, 5/1/2025(a)	350,000	367,400
5.38%, 4/15/2027	200,000	206,225

Churchill Downs, Inc.
5.50%, 4/1/2027(a)	100,000	104,038

Cirsa Finance International Sarl
7.88%, 12/20/2023(a)	200,000	204,250

Full House Resorts, Inc.
8.25%, 2/15/2028(a)	200,000	215,646

Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028(a)	135,000	145,439
4.88%, 1/15/2030	200,000	213,507
4.00%, 5/1/2031(a)	150,000	151,705
3.63%, 2/15/2032(a)	150,000	147,710

Hilton Worldwide Finance LLC
4.88%, 4/1/2027	150,000	156,003

Investments	Principal Amount	Value

Hotels, Restaurants & Leisure – (continued)

International Game Technology plc
6.50%, 2/15/2025(a)	$300,000	$332,625
6.25%, 1/15/2027(a)	287,000	322,786
5.25%, 1/15/2029(a)	300,000	318,488

Life Time, Inc.
5.75%, 1/15/2026(a)	595,000	615,182
8.00%, 4/15/2026(a)	300,000	315,801

Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	290,000	303,804

Merlin Entertainments Ltd.
5.75%, 6/15/2026(a)	230,000	243,469

Mohegan Gaming & Entertainment
8.00%, 2/1/2026(a)	740,000	751,988

Motion Bondco DAC
6.63%, 11/15/2027(a)	400,000	409,000

Peninsula Pacific Entertainment LLC
8.50%, 11/15/2027(a)	560,000	594,300

Powdr Corp.
6.00%, 8/1/2025(a)	100,000	105,625

Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023(a)	320,000	353,667
11.50%, 6/1/2025(a)	625,000	724,806

Scientific Games International, Inc.
8.63%, 7/1/2025(a)	135,000	147,820

SeaWorld Parks & Entertainment, Inc.
9.50%, 8/1/2025(a)	110,000	119,578

Silversea Cruise Finance Ltd.
7.25%, 2/1/2025(a)	245,000	253,857

Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	295,000	297,639
5.50%, 4/15/2027(a)	165,000	170,824

Sizzling Platter LLC
8.50%, 11/28/2025(a)	235,000	238,690

Speedway Motorsports LLC
4.88%, 11/1/2027(a)	215,000	214,731

Travel & Leisure Co.
6.00%, 4/1/2027(d)	70,000	78,494

Vail Resorts, Inc.
6.25%, 5/15/2025(a)	225,000	239,062

See Accompanying Notes to the Financial Statements.

312	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Hotels, Restaurants & Leisure – (continued)

Viking Cruises Ltd.
6.25%, 5/15/2025(a)	$235,000	$234,682
5.88%, 9/15/2027(a)	635,000	623,103
7.00%, 2/15/2029(a)	220,000	228,525

Viking Ocean Cruises Ship VII Ltd.
5.63%, 2/15/2029(a)	220,000	224,257

VOC Escrow Ltd.
5.00%, 2/15/2028(a)	400,000	408,500

Wynn Las Vegas LLC
4.25%, 5/30/2023(a)	100,000	102,812
5.50%, 3/1/2025(a)	680,000	726,991
5.25%, 5/15/2027(a)	580,000	613,739

Wynn Resorts Finance LLC
7.75%, 4/15/2025(a)	155,000	167,724

Yum! Brands, Inc.
4.75%, 1/15/2030(a)	170,000	182,116
3.63%, 3/15/2031	100,000	98,844
		15,395,162

Household Durables – 1.5%

Ashton Woods USA LLC
6.63%, 1/15/2028(a)	150,000	161,250

Beazer Homes USA, Inc.
7.25%, 10/15/2029	90,000	100,187

Brookfield Residential Properties, Inc.
6.38%, 5/15/2025(a)	110,000	112,876
6.25%, 9/15/2027(a)	425,000	451,709
4.88%, 2/15/2030(a)	325,000	325,000

CD&R Smokey Buyer, Inc.
6.75%, 7/15/2025(a)	145,000	154,969

Empire Communities Corp.
7.00%, 12/15/2025(a)	255,000	273,539

Installed Building Products, Inc.
5.75%, 2/1/2028(a)	75,000	79,017

LGI Homes, Inc.
6.88%, 7/15/2026(a)	100,000	104,250

Mattamy Group Corp.
4.63%, 3/1/2030(a)	375,000	379,537

New Home Co., Inc. (The)
7.25%, 10/15/2025(a)	160,000	168,539

Investments	Principal Amount	Value

Household Durables – (continued)

Newell Brands, Inc.
6.00%, 4/1/2046(d)	$90,000	$114,919

Shea Homes LP
4.75%, 4/1/2029(a)	245,000	248,375

Tempur Sealy International, Inc.
5.50%, 6/15/2026	205,000	211,570

WASH Multifamily Acquisition, Inc.
5.75%, 4/15/2026(a)	335,000	348,400
		3,234,137

Household Products – 0.3%

Central Garden & Pet Co.
4.13%, 10/15/2030	45,000	46,472

Kronos Acquisition Holdings, Inc.
5.00%, 12/31/2026(a)	300,000	302,907
7.00%, 12/31/2027(a)	330,000	320,493
		669,872

Independent Power and Renewable Electricity Producers – 0.3%

Calpine Corp.
5.00%, 2/1/2031(a)	110,000	108,494

Talen Energy Supply LLC
6.63%, 1/15/2028(a)	50,000	50,397
7.63%, 6/1/2028(a)	350,000	363,449

TransAlta Corp.
6.50%, 3/15/2040	35,000	40,162
		562,502

Insurance – 1.9%

Acrisure LLC
4.25%, 2/15/2029(a)	440,000	430,646

Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(a)	200,000	201,754
6.75%, 10/15/2027(a)	515,000	539,205

Assurant, Inc.
7.00%, 3/27/2048(c)	240,000	271,800

AssuredPartners, Inc.
5.63%, 1/15/2029(a)	345,000	350,168

BroadStreet Partners, Inc.
5.88%, 4/15/2029(a)	265,000	269,359

Enstar Finance LLC
5.75%, 9/1/2040(c)	225,000	237,656

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	313

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Insurance – (continued)

GTCR AP Finance, Inc.
8.00%, 5/15/2027(a)	$95,000	$101,412

Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a)	275,000	356,674

NFP Corp.
6.88%, 8/15/2028(a)	1,140,000	1,197,844
		3,956,518

Interactive Media & Services – 0.4%

Cars.com, Inc.
6.38%, 11/1/2028(a)	260,000	271,991

Rackspace Technology Global, Inc.
5.38%, 12/1/2028(a)	385,000	393,559

TripAdvisor, Inc.
7.00%, 7/15/2025(a)	125,000	135,156
		800,706

Internet & Direct Marketing Retail – 1.0%

ANGI Group LLC
3.88%, 8/15/2028(a)	320,000	318,723

Getty Images, Inc.
9.75%, 3/1/2027(a)	150,000	160,659

Go Daddy Operating Co. LLC
5.25%, 12/1/2027(a)	200,000	209,500

Match Group Holdings II LLC
4.63%, 6/1/2028(a)	340,000	351,489
5.63%, 2/15/2029(a)	235,000	254,387
4.13%, 8/1/2030(a)	200,000	201,000

Photo Holdings Merger Sub, Inc.
8.50%, 10/1/2026(a)	485,000	531,708

QVC, Inc.
5.45%, 8/15/2034	100,000	103,054
		2,130,520

IT Services – 1.6%

Arches Buyer, Inc.
4.25%, 6/1/2028(a)	440,000	439,536
6.13%, 12/1/2028(a)	315,000	323,291

Austin BidCo, Inc.
7.13%, 12/15/2028(a)	150,000	152,531

Black Knight InfoServ LLC
3.63%, 9/1/2028(a)	645,000	636,215

Investments	Principal Amount	Value

IT Services – (continued)

Booz Allen Hamilton, Inc.
3.88%, 9/1/2028(a)	$280,000	$279,951

Cablevision Lightpath LLC
5.63%, 9/15/2028(a)	275,000	282,230

Endure Digital, Inc.
6.00%, 2/15/2029(a)	435,000	417,541

Gartner, Inc.
3.75%, 10/1/2030(a)	90,000	90,605

Northwest Fiber LLC
6.00%, 2/15/2028(a)	195,000	195,266
10.75%, 6/1/2028(a)	80,000	90,800

Presidio Holdings, Inc.
8.25%, 2/1/2028(a)	135,000	147,572

Unisys Corp.
6.88%, 11/1/2027(a)	295,000	324,131
		3,379,669

Leisure Products – 0.4%

Universal Entertainment Corp.
8.50%, 12/11/2024(a)	510,000	552,075

Vista Outdoor, Inc.
4.50%, 3/15/2029(a)	340,000	340,224
		892,299

Machinery – 1.6%

Amsted Industries, Inc.
4.63%, 5/15/2030(a)	200,000	204,375

ATS Automation Tooling Systems, Inc.
4.13%, 12/15/2028(a)	150,000	151,406

Cleaver-Brooks, Inc.
7.88%, 3/1/2023(a)	100,000	99,636

GrafTech Finance, Inc.
4.63%, 12/15/2028(a)	185,000	190,609

Granite US Holdings Corp.
11.00%, 10/1/2027(a)	75,000	84,375

HTA Group Ltd.
7.00%, 12/18/2025(a)	390,000	417,550

Husky III Holding Ltd.
13.00%, 2/15/2025(a)(b)	110,000	120,244

JPW Industries Holding Corp.
9.00%, 10/1/2024(a)	140,000	142,450

Manitowoc Co., Inc. (The)
9.00%, 4/1/2026(a)	185,000	200,609

See Accompanying Notes to the Financial Statements.

314	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Machinery – (continued)

Navistar International Corp.
9.50%, 5/1/2025(a)	$215,000	$233,544

Park-Ohio Industries, Inc.
6.63%, 4/15/2027	210,000	215,364

Titan International, Inc.
7.00%, 4/30/2028(a)	265,000	273,312

Vertical Holdco GmbH
7.63%, 7/15/2028(a)	350,000	382,156

Vertical US Newco, Inc.
5.25%, 7/15/2027(a)	585,000	613,156

Wabash National Corp.
5.50%, 10/1/2025(a)	100,000	102,364
		3,431,150

Marine – 0.1%

Stena AB
7.00%, 2/1/2024(a)	310,000	315,005

Media – 9.7%

Advantage Sales & Marketing, Inc.
6.50%, 11/15/2028(a)	515,000	545,872

Belo Corp.
7.25%, 9/15/2027	175,000	204,498

Block Communications, Inc.
4.88%, 3/1/2028(a)	115,000	117,282

CSC Holdings LLC
7.50%, 4/1/2028(a)	265,000	292,486
6.50%, 2/1/2029(a)	675,000	747,053
5.75%, 1/15/2030(a)	1,450,000	1,543,343
4.63%, 12/1/2030(a)	285,000	278,944
3.38%, 2/15/2031(a)	270,000	253,530

Cumulus Media New Holdings, Inc.
6.75%, 7/1/2026(a)	285,000	294,133

Diamond Sports Group LLC
5.38%, 8/15/2026(a)	2,063,000	1,508,569
6.63%, 8/15/2027(a)	1,185,000	644,735

DISH DBS Corp.
5.00%, 3/15/2023	140,000	146,702
5.88%, 11/15/2024	1,385,000	1,500,420
7.75%, 7/1/2026	1,035,000	1,194,131
7.38%, 7/1/2028	680,000	733,506

Investments	Principal Amount	Value

Media – (continued)

GCI LLC
4.75%, 10/15/2028(a)	$390,000	$402,431

iHeartCommunications, Inc.
8.38%, 5/1/2027	560,000	601,580
5.25%, 8/15/2027(a)	170,000	176,338

Liberty Interactive LLC
8.50%, 7/15/2029	40,000	45,942
8.25%, 2/1/2030	300,000	346,749

McGraw Hill LLC
8.00%, 11/30/2024(a)	320,000	324,400

Meredith Corp.
6.88%, 2/1/2026	620,000	638,600

Midcontinent Communications
5.38%, 8/15/2027(a)	65,000	68,117

Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(a)	500,000	528,913

Outfront Media Capital LLC
6.25%, 6/15/2025(a)	90,000	95,681

Radiate Holdco LLC
4.50%, 9/15/2026(a)	350,000	356,907
6.50%, 9/15/2028(a)	610,000	636,340

Sinclair Television Group, Inc.
5.13%, 2/15/2027(a)	270,000	267,639
5.50%, 3/1/2030(a)	325,000	323,758

Sirius XM Radio, Inc.
3.88%, 8/1/2022(a)	265,000	266,643
4.63%, 7/15/2024(a)	395,000	405,862
5.38%, 7/15/2026(a)	275,000	284,336
5.50%, 7/1/2029(a)	200,000	216,738
4.13%, 7/1/2030(a)	155,000	155,194

Spanish Broadcasting System, Inc.
9.75%, 3/1/2026(a)	195,000	188,305

TEGNA, Inc.
4.63%, 3/15/2028	95,000	97,141
5.00%, 9/15/2029	150,000	155,974

Terrier Media Buyer, Inc.
8.88%, 12/15/2027(a)	690,000	750,375

Townsquare Media, Inc.
6.88%, 2/1/2026(a)	145,000	151,344

Univision Communications, Inc.
5.13%, 2/15/2025(a)	405,000	412,373
6.63%, 6/1/2027(a)	405,000	439,425

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	315

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Media – (continued)

UPC Holding BV
5.50%, 1/15/2028(a)	$340,000	$353,812

Urban One, Inc.
7.38%, 2/1/2028(a)	315,000	326,474

Videotron Ltd.
5.13%, 4/15/2027(a)	300,000	317,683

Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(a)	250,000	253,673

Ziggo Bond Co. BV
5.13%, 2/28/2030(a)	300,000	307,635

Ziggo BV
4.88%, 1/15/2030(a)	840,000	864,352
		20,765,938

Metals & Mining – 1.8%

Alcoa Nederland Holding BV
6.13%, 5/15/2028(a)	200,000	217,375

Allegheny Technologies, Inc.
7.88%, 8/15/2023(d)	250,000	272,839

Arconic Corp.
6.13%, 2/15/2028(a)	100,000	106,375

Century Aluminum Co.
7.50%, 4/1/2028(a)	170,000	179,389

Coeur Mining, Inc.
5.13%, 2/15/2029(a)	255,000	247,595

Compass Minerals International, Inc.
4.88%, 7/15/2024(a)	135,000	139,542
6.75%, 12/1/2027(a)	340,000	366,925

FMG Resources August 2006 Pty. Ltd.
4.38%, 4/1/2031(a)	165,000	171,618

IAMGOLD Corp.
5.75%, 10/15/2028(a)	290,000	301,971

Infrabuild Australia Pty. Ltd.
12.00%, 10/1/2024(a)	200,000	203,000

Joseph T Ryerson & Son, Inc.
8.50%, 8/1/2028(a)	291,000	322,086

JW Aluminum Continuous Cast Co.
10.25%, 6/1/2026(a)	150,000	158,784

Investments	Principal Amount	Value

Metals & Mining – (continued)

Kaiser Aluminum Corp.
6.50%, 5/1/2025(a)	$150,000	$159,375
4.63%, 3/1/2028(a)	175,000	180,046

New Gold, Inc.
7.50%, 7/15/2027(a)	260,000	282,451

TMS International Corp.
6.25%, 4/15/2029(a)	215,000	223,869

Warrior Met Coal, Inc.
8.00%, 11/1/2024(a)	230,000	235,354
		3,768,594

Mortgage Real Estate Investment Trusts (REITs) – 0.3%

New Residential Investment Corp.
6.25%, 10/15/2025(a)	335,000	340,863

Starwood Property Trust, Inc.
4.75%, 3/15/2025	200,000	208,750
		549,613

Multiline Retail – 0.3%

NMG Holding Co., Inc.
7.13%, 4/1/2026(a)	725,000	742,502

Oil, Gas & Consumable Fuels – 11.0%

Aethon United BR LP
8.25%, 2/15/2026(a)	475,000	505,578

Alliance Resource Operating Partners LP
7.50%, 5/1/2025(a)	265,000	251,087

Antero Midstream Partners LP
5.38%, 9/15/2024	225,000	229,078
7.88%, 5/15/2026(a)	270,000	294,637
5.75%, 3/1/2027(a)	250,000	253,125
5.75%, 1/15/2028(a)	295,000	300,983

Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026(a)	310,000	314,720
8.25%, 12/31/2028(a)	150,000	161,308

Blue Racer Midstream LLC
6.63%, 7/15/2026(a)	85,000	88,024

California Resources Corp.
7.13%, 2/1/2026(a)	385,000	394,935

Callon Petroleum Co.
6.25%, 4/15/2023	410,000	390,711
6.13%, 10/1/2024	185,000	171,747
8.25%, 7/15/2025	70,000	64,575

See Accompanying Notes to the Financial Statements.

316	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Calumet Specialty Products Partners LP
7.75%, 4/15/2023	$150,000	$150,172
11.00%, 4/15/2025(a)	325,000	354,913

Cheniere Energy, Inc.
4.63%, 10/15/2028(a)	100,000	104,390

Chesapeake Energy Corp.
5.50%, 2/1/2026(a)	195,000	205,969

Citgo Holding, Inc.
9.25%, 8/1/2024(a)	270,000	278,438

CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	280,000	289,100

CNX Midstream Partners LP
6.50%, 3/15/2026(a)	160,000	165,800

CNX Resources Corp.
7.25%, 3/14/2027(a)	240,000	259,553

Colgate Energy Partners III LLC
7.75%, 2/15/2026(a)	190,000	190,185

Comstock Resources, Inc.
9.75%, 8/15/2026	270,000	293,903
6.75%, 3/1/2029(a)	130,000	132,958

Continental Resources, Inc.
5.75%, 1/15/2031(a)	125,000	145,161

Crestwood Midstream Partners LP
5.75%, 4/1/2025	100,000	102,875
5.63%, 5/1/2027(a)	150,000	152,957

CVR Energy, Inc.
5.25%, 2/15/2025(a)	165,000	166,031
5.75%, 2/15/2028(a)	155,000	157,325

DCP Midstream Operating LP
6.45%, 11/3/2036(a)	125,000	141,627

Energy Ventures Gom LLC
11.75%, 4/15/2026(a)	200,000	205,542

EnLink Midstream LLC
5.38%, 6/1/2029	50,000	50,062

EnLink Midstream Partners LP
4.85%, 7/15/2026	200,000	202,250
5.45%, 6/1/2047	100,000	84,390

Enviva Partners LP
6.50%, 1/15/2026(a)	220,000	231,000

EQM Midstream Partners LP
6.50%, 7/1/2027(a)	100,000	110,548

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)
5.50%, 7/15/2028	$70,000	$74,442
4.75%, 1/15/2031(a)	250,000	247,799

Genesis Energy LP
6.50%, 10/1/2025	100,000	100,625
6.25%, 5/15/2026	450,000	442,406
8.00%, 1/15/2027	490,000	505,433
7.75%, 2/1/2028	565,000	571,390

Global Partners LP
7.00%, 8/1/2027	85,000	91,029

Great Western Petroleum LLC
12.00%, 9/1/2025(a)	160,000	139,200

Harvest Midstream I LP
7.50%, 9/1/2028(a)	215,000	232,282

Hilcorp Energy I LP
6.25%, 11/1/2028(a)	235,000	244,364

Indigo Natural Resources LLC
5.38%, 2/1/2029(a)	440,000	437,250

Ithaca Energy North Sea plc
9.38%, 7/15/2024(a)	200,000	200,810

Magnolia Oil & Gas Operating LLC
6.00%, 8/1/2026(a)	150,000	154,732

Martin Midstream Partners LP
11.50%, 2/28/2025(a)	115,000	119,025

Matador Resources Co.
5.88%, 9/15/2026	280,000	279,650

MEG Energy Corp.
7.13%, 2/1/2027(a)	305,000	326,054

Moss Creek Resources Holdings, Inc.
10.50%, 5/15/2027(a)	300,000	282,750

Murphy Oil Corp.
6.88%, 8/15/2024	213,000	218,059
5.75%, 8/15/2025	180,000	184,328

Natural Resource Partners LP
9.13%, 6/30/2025(a)	190,000	181,905

Neptune Energy Bondco plc
6.63%, 5/15/2025(a)	200,000	203,300

New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	490,000	507,613
6.50%, 9/30/2026(a)	990,000	1,011,557

NGL Energy Partners LP
7.50%, 11/1/2023	340,000	332,137
6.13%, 3/1/2025	225,000	200,573
7.50%, 4/15/2026	270,000	241,394

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	317

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Oil, Gas & Consumable Fuels – (continued)

Northern Oil and Gas, Inc.
8.13%, 3/1/2028(a)	$375,000	$385,892

Oasis Midstream Partners LP
8.00%, 4/1/2029(a)	295,000	302,289

Occidental Petroleum Corp.
3.45%, 7/15/2024	35,000	35,088
8.50%, 7/15/2027	215,000	261,897
7.15%, 5/15/2028	75,000	81,000
8.88%, 7/15/2030	125,000	160,781
6.63%, 9/1/2030	165,000	188,317
7.50%, 5/1/2031	230,000	274,267
7.88%, 9/15/2031	195,000	237,540
6.45%, 9/15/2036	325,000	369,288
Zero Coupon, 10/10/2036	600,000	306,000
4.30%, 8/15/2039	70,000	61,930
6.20%, 3/15/2040	75,000	79,875
4.50%, 7/15/2044	100,000	89,588
6.60%, 3/15/2046	110,000	121,439

Par Petroleum LLC
7.75%, 12/15/2025(a)	175,000	177,406

Parkland Corp.
5.88%, 7/15/2027(a)	120,000	127,926

PBF Logistics LP
6.88%, 5/15/2023	335,000	335,000

PIC AU Holdings LLC
10.00%, 12/31/2024(a)	305,000	280,600

Range Resources Corp.
4.88%, 5/15/2025	280,000	278,600
9.25%, 2/1/2026	130,000	142,913
8.25%, 1/15/2029(a)	405,000	439,885

Rockies Express Pipeline LLC
6.88%, 4/15/2040(a)	90,000	96,862

Rockpoint Gas Storage Canada Ltd.
7.00%, 3/31/2023(a)	100,000	101,437

Southwestern Energy Co.
6.45%, 1/23/2025(d)	480,000	519,000
7.75%, 10/1/2027	175,000	188,338
8.38%, 9/15/2028	130,000	142,998

Summit Midstream Holdings LLC
5.75%, 4/15/2025	140,000	118,110

Sunoco LP
5.50%, 2/15/2026	215,000	222,494

Investments	Principal Amount	Value

Oil, Gas & Consumable Fuels – (continued)
6.00%, 4/15/2027	$155,000	$163,184
4.50%, 5/15/2029(a)	65,000	65,731

Tallgrass Energy Partners LP
6.00%, 3/1/2027(a)	115,000	116,978
5.50%, 1/15/2028(a)	350,000	346,642
6.00%, 12/31/2030(a)	100,000	100,375

Teine Energy Ltd.
6.88%, 4/15/2029(a)	265,000	268,970

Topaz Solar Farms LLC
5.75%, 9/30/2039(a)	95,185	110,635

Vine Energy Holdings LLC
6.75%, 4/15/2029(a)	630,000	631,575

W&T Offshore, Inc.
9.75%, 11/1/2023(a)	355,000	313,953

Western Midstream Operating LP
6.50%, 2/1/2050(d)	100,000	113,276
		23,483,843

Paper & Forest Products – 0.3%

Mercer International, Inc.
5.13%, 2/1/2029(a)	235,000	243,225

Resolute Forest Products, Inc.
4.88%, 3/1/2026(a)	200,000	204,250

Schweitzer-Mauduit International, Inc.
6.88%, 10/1/2026(a)	85,000	90,190
		537,665

Personal Products – 0.3%

Avon Products, Inc.
6.50%, 3/15/2023(d)	110,000	118,181

Coty, Inc.
5.00%, 4/15/2026(a)	355,000	359,668

Prestige Brands, Inc.
5.13%, 1/15/2028(a)	145,000	152,160
		630,009

Pharmaceuticals – 1.2%

Bausch Health Americas, Inc.
8.50%, 1/31/2027(a)	500,000	557,500

Bausch Health Cos., Inc.
7.00%, 1/15/2028(a)	270,000	294,313

Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027(a)	120,000	125,753

See Accompanying Notes to the Financial Statements.

318	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Pharmaceuticals – (continued)

Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028(a)	$335,000	$348,819

Herbalife Nutrition Ltd.
7.88%, 9/1/2025(a)	245,000	266,992

HLF Financing Sarl LLC
7.25%, 8/15/2026(a)	265,000	277,256

Organon Finance 1 LLC
4.13%, 4/30/2028(a)	235,000	241,049
5.13%, 4/30/2031(a)	225,000	233,741

P&L Development LLC
7.75%, 11/15/2025(a)	165,000	175,803
		2,521,226

Professional Services – 0.3%

AMN Healthcare, Inc.
4.63%, 10/1/2027(a)	110,000	113,781

ASGN, Inc.
4.63%, 5/15/2028(a)	295,000	307,169

KBR, Inc.
4.75%, 9/30/2028(a)	85,000	85,956

Korn Ferry
4.63%, 12/15/2027(a)	160,000	167,176
		674,082

Real Estate Management & Development – 0.9%

Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028(a)	265,000	284,378

Forestar Group, Inc.
5.00%, 3/1/2028(a)	150,000	155,977

Howard Hughes Corp. (The)
5.38%, 8/1/2028(a)	170,000	180,073

Hunt Cos., Inc.
5.25%, 4/15/2029(a)	420,000	402,213

Kennedy-Wilson, Inc.
5.00%, 3/1/2031	75,000	77,757

Realogy Group LLC
7.63%, 6/15/2025(a)	135,000	147,692
5.75%, 1/15/2029(a)	620,000	644,254
		1,892,344

Investments	Principal Amount	Value

Road & Rail – 0.9%

AerCap Global Aviation Trust
6.50%, 6/15/2045(a)(c)	$200,000	$213,250

Avis Budget Car Rental LLC
5.75%, 7/15/2027(a)	70,000	73,981

Uber Technologies, Inc.
7.50%, 5/15/2025(a)	290,000	314,179
7.50%, 9/15/2027(a)	730,000	806,675
6.25%, 1/15/2028(a)	325,000	353,519

Watco Cos. LLC
6.50%, 6/15/2027(a)	140,000	149,363
		1,910,967

Semiconductors & Semiconductor Equipment – 0.0%(e)

Entegris, Inc.
4.63%, 2/10/2026(a)	100,000	103,469

Software – 2.1%

Blackboard, Inc.
10.38%, 11/15/2024(a)	45,000	47,559

Camelot Finance SA
4.50%, 11/1/2026(a)	225,000	233,156

Castle US Holding Corp.
9.50%, 2/15/2028(a)	190,000	195,957

CDK Global, Inc.
4.88%, 6/1/2027	120,000	127,049
5.25%, 5/15/2029(a)	40,000	42,950

Granite Merger Sub 2, Inc.
11.00%, 7/15/2027(a)	75,000	86,564

J2 Global, Inc.
4.63%, 10/15/2030(a)	500,000	512,480

LogMeIn, Inc.
5.50%, 9/1/2027(a)	390,000	407,016

NortonLifeLock, Inc.
5.00%, 4/15/2025(a)	135,000	137,012

Open Text Corp.
5.88%, 6/1/2026(a)	300,000	309,750

Open Text Holdings, Inc.
4.13%, 2/15/2030(a)	210,000	212,623

PTC, Inc.
3.63%, 2/15/2025(a)	220,000	226,121
4.00%, 2/15/2028(a)	135,000	138,911

Rocket Software, Inc.
6.50%, 2/15/2029(a)	365,000	369,928

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	319

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Software – (continued)

SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	$770,000	$818,991

Veritas US, Inc.
7.50%, 9/1/2025(a)	675,000	699,469
		4,565,536

Specialty Retail – 3.6%

99 Escrow Issuer, Inc.
7.50%, 1/15/2026(a)	225,000	215,761

AAG FH LP
9.75%, 7/15/2024(a)	100,000	97,753

Abercrombie & Fitch Management Co.
8.75%, 7/15/2025(a)	150,000	166,594

Academy Ltd.
6.00%, 11/15/2027(a)	240,000	255,751

BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(a)(b)	270,000	278,633

eG Global Finance plc
6.75%, 2/7/2025(a)	285,000	293,834

Ken Garff Automotive LLC
4.88%, 9/15/2028(a)	265,000	267,816

L Brands, Inc.
5.25%, 2/1/2028	175,000	192,063
7.50%, 6/15/2029	157,000	182,346
6.63%, 10/1/2030(a)	225,000	259,589

LBM Acquisition LLC
6.25%, 1/15/2029(a)	355,000	364,915

LSF9 Atlantis Holdings LLC
7.75%, 2/15/2026(a)	415,000	434,748

Murphy Oil USA, Inc.
5.63%, 5/1/2027	50,000	52,865
4.75%, 9/15/2029	180,000	189,225

Park River Holdings, Inc.
5.63%, 2/1/2029(a)	255,000	248,640

PetSmart, Inc.
4.75%, 2/15/2028(a)	250,000	257,529
7.75%, 2/15/2029(a)	725,000	787,053

Rent-A-Center, Inc.
6.38%, 2/15/2029(a)	300,000	325,725

Sonic Automotive, Inc.
6.13%, 3/15/2027	25,000	26,109

Investments	Principal Amount	Value

Specialty Retail – (continued)

Staples, Inc.
7.50%, 4/15/2026(a)	$1,320,000	$1,367,850
10.75%, 4/15/2027(a)	655,000	678,557

TPro Acquisition Corp.
11.00%, 10/15/2024(a)	190,000	209,950

White Cap Buyer LLC
6.88%, 10/15/2028(a)	425,000	451,567
		7,604,873

Technology Hardware, Storage & Peripherals – 0.5%

NCR Corp.
5.13%, 4/15/2029(a)	120,000	123,600
6.13%, 9/1/2029(a)	140,000	152,487

Seagate HDD Cayman
5.75%, 12/1/2034	50,000	57,307

Xerox Corp.
6.75%, 12/15/2039	25,000	27,795

Xerox Holdings Corp.
5.00%, 8/15/2025(a)	195,000	204,994
5.50%, 8/15/2028(a)	545,000	570,206
		1,136,389

Textiles, Apparel & Luxury Goods – 0.5%

Crocs, Inc.
4.25%, 3/15/2029(a)	240,000	244,267

Eagle Intermediate Global Holding BV
7.50%, 5/1/2025(a)	550,000	501,875

G-III Apparel Group Ltd.
7.88%, 8/15/2025(a)	95,000	102,778

William Carter Co. (The)
5.63%, 3/15/2027(a)	100,000	105,250

Wolverine World Wide, Inc.
5.00%, 9/1/2026(a)	200,000	204,625
		1,158,795

Thrifts & Mortgage Finance – 1.7%

Freedom Mortgage Corp.
7.63%, 5/1/2026(a)	395,000	412,378

Home Point Capital, Inc.
5.00%, 2/1/2026(a)	355,000	350,012

Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 10/1/2025(a)	235,000	237,791
REIT, 4.25%, 2/1/2027(a)	235,000	231,010

See Accompanying Notes to the Financial Statements.

320	FLEXSHARES SEMIANNUAL REPORT

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Thrifts & Mortgage Finance – (continued)

Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028(a)	$680,000	$687,650

NMI Holdings, Inc.
7.38%, 6/1/2025(a)	100,000	115,145

PennyMac Financial Services, Inc.
5.38%, 10/15/2025(a)	260,000	274,300

Provident Funding Associates LP
6.38%, 6/15/2025(a)	180,000	180,656

Quicken Loans LLC
3.63%, 3/1/2029(a)	200,000	195,375
3.88%, 3/1/2031(a)	150,000	146,087

United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	310,000	322,612
5.50%, 4/15/2029(a)	465,000	457,574
		3,610,590

Tobacco – 0.5%

Turning Point Brands, Inc.
5.63%, 2/15/2026(a)	155,000	160,507

Vector Group Ltd.
10.50%, 11/1/2026(a)	375,000	398,203
5.75%, 2/1/2029(a)	565,000	569,356
		1,128,066

Trading Companies & Distributors – 1.0%

Brightstar Escrow Corp.
9.75%, 10/15/2025(a)	280,000	306,035

Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/1/2025(a)	345,000	359,231

Fortress Transportation and Infrastructure Investors LLC
9.75%, 8/1/2027(a)	375,000	433,594
5.50%, 5/1/2028(a)	330,000	342,375

Foundation Building Materials, Inc.
6.00%, 3/1/2029(a)	255,000	253,326

H&E Equipment Services, Inc.
3.88%, 12/15/2028(a)	120,000	117,300

Imola Merger Corp.
4.75%, 5/15/2029(a)	230,000	239,133
		2,050,994

Investments	Principal Amount	Value

Transportation Infrastructure – 0.1%

North Queensland Export Terminal Pty. Ltd.
4.45%, 12/15/2022(a)	$315,000	$296,763

Water Utilities – 0.1%

Solaris Midstream Holdings LLC
7.63%, 4/1/2026(a)	265,000	277,863

Wireless Telecommunication Services – 1.5%

C&W Senior Financing DAC
6.88%, 9/15/2027(a)	270,000	286,876

Connect Finco SARL
6.75%, 10/1/2026(a)	790,000	826,301

Hughes Satellite Systems Corp.
6.63%, 8/1/2026	295,000	326,963

Sprint Corp.
7.63%, 3/1/2026	165,000	202,538

T-Mobile USA, Inc.
4.50%, 2/1/2026	265,000	272,115
4.75%, 2/1/2028	40,000	42,800

Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)	1,055,000	1,022,031

Vodafone Group plc
7.00%, 4/4/2079(c)	240,000	292,957
		3,272,581
Total Corporate Bonds (Cost $202,135,975)		207,873,444
	Shares

COMMON STOCKS – 0.0%(e)

Oil, Gas & Consumable Fuels – 0.0%(e)

Whiting Petroleum Corp.* (Cost $30)	1	30
Total Investments – 97.3% (Cost $202,136,005)		207,873,474

Other assets less liabilities – 2.7%		5,712,510
NET ASSETS – 100.0%		$213,585,984

*	Non-income producing security.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	321

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

(b)	Payment in-kind security.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2021.

(e)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

SCA – Limited partnership with share capital

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,557,813
Aggregate gross unrealized depreciation	(1,049,171)
Net unrealized appreciation	$5,508,642
Federal income tax cost	$202,364,832

See Accompanying Notes to the Financial Statements.

322	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

April 30, 2021 (Unaudited)

Investments	Principal Amount	Value

CORPORATE BONDS – 90.3%

Aerospace & Defense – 0.6%

Boeing Co. (The)
2.30%, 8/1/2021	$1,070,000	$1,074,842
8.75%, 8/15/2021	827,000	845,749
1.17%, 2/4/2023	600,000	602,446
		2,523,037

Agricultural & Farm Machinery – 0.3%

CNH Industrial Capital LLC
3.88%, 10/15/2021	500,000	507,362
1.95%, 7/2/2023	730,000	750,622
		1,257,984

Agricultural Products – 0.8%

Cargill, Inc.
1.38%, 7/23/2023(a)	2,100,000	2,145,003
0.40%, 2/2/2024(a)	1,200,000	1,195,309
		3,340,312

Air Freight & Logistics – 0.2%

FedEx Corp.
2.63%, 8/1/2022	1,000,000	1,027,841

Airlines – 0.2%

Southwest Airlines Co.
4.75%, 5/4/2023	670,000	724,358

Apparel, Accessories & Luxury Goods – 0.4%

VF Corp.
2.05%, 4/23/2022	1,500,000	1,524,616

Asset Management & Custody Banks – 0.4%

Ameriprise Financial, Inc.
3.00%, 3/22/2022	900,000	921,996

Ares Capital Corp.
3.50%, 2/10/2023	700,000	730,095
		1,652,091

Automobile Manufacturers – 3.3%

BMW US Capital LLC
3.80%, 4/6/2023(a)	1,500,000	1,595,234
(SOFR + 0.53%), 0.54%, 4/1/2024(a) (b)	900,000	905,325

Investments	Principal Amount	Value

Automobile Manufacturers – (continued)

Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.90%), 1.09%, 2/15/2022(a) (b)	$1,000,000	$1,006,170
0.75%, 3/1/2024(a)	2,600,000	2,593,554

Hyundai Capital America
1.25%, 9/18/2023(a)	910,000	918,117
0.80%, 1/8/2024(a)	1,900,000	1,890,173

Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.63%), 0.82%, 9/21/2021(a) (b)	762,000	762,763
(ICE LIBOR USD 3 Month + 0.89%), 1.08%, 1/13/2022(a) (b)	1,500,000	1,504,931

Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(a)	1,000,000	1,003,495
3.13%, 5/12/2023(a)	1,410,000	1,480,618
		13,660,380

Automotive Retail – 0.5%

AutoZone, Inc.
3.70%, 4/15/2022	2,000,000	2,048,548

Biotechnology – 0.6%

Gilead Sciences, Inc.
0.75%, 9/29/2023	2,300,000	2,303,909

Broadcasting – 0.2%

Fox Corp.
3.67%, 1/25/2022	800,000	819,413

Cable & Satellite – 0.3%

Comcast Corp.
(ICE LIBOR USD 3 Month + 0.63%), 0.81%, 4/15/2024(b)	1,100,000	1,112,708

Consumer Finance – 4.1%

American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.37%), 0.57%, 5/10/2023(b)	2,500,000	2,509,126

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	323

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Consumer Finance – (continued)
0.88%, 7/7/2023	$2,670,000	$2,696,914
(ICE LIBOR USD 3 Month + 0.42%), 0.60%, 9/8/2023(b)	600,000	602,947

Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.95%), 1.14%, 3/9/2022(b)	235,000	236,507
(ICE LIBOR USD 3 Month + 0.72%), 0.91%, 1/30/2023(b)	1,500,000	1,510,948

Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.22%), 0.41%, 1/6/2022(b)	2,710,000	2,713,047

General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.29%, 11/6/2021(b)	1,500,000	1,506,171
4.15%, 6/19/2023	765,000	817,550
1.70%, 8/18/2023	380,000	387,948
(SOFR + 0.76%), 0.77%, 3/8/2024(b)	800,000	803,272

PACCAR Financial Corp.
2.00%, 9/26/2022	200,000	204,833
2.65%, 4/6/2023	1,000,000	1,046,326

Toyota Motor Credit Corp.
1.15%, 5/26/2022	2,000,000	2,020,066
		17,055,655

Data Processing & Outsourced Services – 1.3%

Fidelity National Information Services, Inc.
0.60%, 3/1/2024	910,000	908,347

PayPal Holdings, Inc.
2.20%, 9/26/2022	900,000	922,375
1.35%, 6/1/2023	3,640,000	3,708,545
		5,539,267

Investments	Principal Amount	Value

Diversified Banks – 23.2%

Australia & New Zealand Banking Group Ltd.
2.30%, 6/1/2021	$1,010,000	$1,011,691
2.05%, 11/21/2022	1,900,000	1,953,707

Bank of America Corp.
3.30%, 1/11/2023	300,000	315,211
(ICE LIBOR USD 3 Month + 0.79%), 0.98%, 3/5/2024(b)	2,352,000	2,373,140
(SOFR + 0.73%), 0.74%, 10/24/2024(b)	4,200,000	4,221,924

Bank of Montreal
2.90%, 3/26/2022	1,500,000	1,536,582

Bank of Nova Scotia (The)
1.63%, 5/1/2023	2,000,000	2,049,251
(SOFR + 0.55%), 0.57%, 3/2/2026(b)	5,000,000	5,011,273

Banque Federative du Credit Mutuel SA
2.13%, 11/21/2022(a)	1,400,000	1,437,041
(ICE LIBOR USD 3 Month + 0.96%), 1.15%, 7/20/2023(a) (b)	1,000,000	1,016,563

Barclays Bank plc
1.70%, 5/12/2022	1,090,000	1,104,953

BNP Paribas SA
2.95%, 5/23/2022(a)	1,300,000	1,335,649

Canadian Imperial Bank of Commerce
(SOFR + 0.80%), 0.81%, 3/17/2023(b)	2,400,000	2,421,467

Citibank NA
(ICE LIBOR USD 3 Month + 0.57%), 0.74%, 7/23/2021(b)	900,000	900,641

Citigroup, Inc.
(SOFR + 0.67%), Zero Coupon, 5/1/2025(b)	950,000	951,413

Cooperatieve Rabobank UA
(ICE LIBOR USD 3 Month + 0.48%), 0.67%, 1/10/2023(b)	1,000,000	1,006,051
(SOFR + 0.30%), 0.31%, 1/12/2024(b)	2,000,000	2,002,164

See Accompanying Notes to the Financial Statements.

324	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Banks – (continued)

DBS Group Holdings Ltd.
2.85%, 4/16/2022(a)	$1,200,000	$1,228,170

DNB Bank ASA
2.15%, 12/2/2022(a)	1,590,000	1,634,792

HSBC Holdings plc
3.26%, 3/13/2023(c)	1,100,000	1,126,311

ING Groep NV
3.15%, 3/29/2022	291,000	298,425
(SOFR + 1.01%), 1.02%, 4/1/2027(b)	4,000,000	4,013,640

JPMorgan Chase & Co.
4.63%, 5/10/2021	1,600,000	1,601,179
3.21%, 4/1/2023(c)	1,000,000	1,026,231
2.78%, 4/25/2023(c)	100,000	102,388
1.51%, 6/1/2024(c)	3,650,000	3,720,822

Lloyds Banking Group plc
2.86%, 3/17/2023(c)	2,600,000	2,653,495
1.33%, 6/15/2023(c)	400,000	403,805
4.05%, 8/16/2023	650,000	700,759

Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 0.83%, 7/26/2021(b)	695,000	695,959
3.22%, 3/7/2022	700,000	717,272
2.62%, 7/18/2022	2,970,000	3,051,988
3.46%, 3/2/2023	500,000	526,908

Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.88%), 1.06%, 9/11/2022(b)	600,000	605,806
(ICE LIBOR USD 3 Month + 0.84%), 1.02%, 7/16/2023(b)	700,000	704,703
(ICE LIBOR USD 3 Month + 0.85%), 1.03%, 9/13/2023(b)	2,250,000	2,267,514
(ICE LIBOR USD 3 Month + 0.61%), 0.79%, 9/8/2024(b)	3,100,000	3,111,829

National Securities Clearing Corp.
0.40%, 12/7/2023(a)	1,500,000	1,499,954

Investments	Principal Amount	Value

Diversified Banks – (continued)

Nordea Bank Abp
1.00%, 6/9/2023(a)	$640,000	$647,957

Royal Bank of Canada
(SOFR + 0.53%), 0.53%, 1/20/2026(b)	3,000,000	3,004,254
(SOFR + 0.57%), 0.58%, 4/27/2026(b)	2,000,000	2,000,300

Santander UK Group Holdings plc
2.88%, 8/5/2021	5,500,000	5,536,613

Santander UK plc
(ICE LIBOR USD 3 Month + 0.62%), 0.81%, 6/1/2021(b)	672,000	672,333

Skandinaviska Enskilda Banken AB
2.20%, 12/12/2022(a)	600,000	618,146
(ICE LIBOR USD 3 Month + 0.32%), 0.51%, 9/1/2023(a) (b)	3,000,000	3,006,173

Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/2021	1,941,000	1,948,213
0.51%, 1/12/2024	300,000	299,476

Sumitomo Mitsui Trust Bank Ltd.
0.80%, 9/12/2023(a)	1,300,000	1,306,377

Swedbank AB
1.30%, 6/2/2023(a)	400,000	406,572
0.60%, 9/25/2023(a)	2,470,000	2,469,309

Toronto-Dominion Bank (The)
(ICE LIBOR USD 3 Month + 0.30%), 0.49%, 7/30/2021(b)	800,000	800,498
(SOFR + 0.24%), 0.25%, 1/6/2023(b)	3,000,000	3,002,678
0.45%, 9/11/2023	2,000,000	2,001,632

Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.62%), 0.81%, 5/27/2022(b)	1,000,000	1,000,402
(ICE LIBOR USD 3 Month + 0.66%), 0.85%, 9/9/2022(b)	1,000,000	1,002,427

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	325

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Diversified Banks – (continued)

Westpac Banking Corp.
(ICE LIBOR USD 3 Month + 0.85%), 1.04%, 1/11/2022(b)	$1,500,000	$1,508,482
(ICE LIBOR USD 3 Month + 0.57%), 0.76%, 1/11/2023(b)	1,035,000	1,042,923
(ICE LIBOR USD 3 Month + 0.39%), 0.58%, 1/13/2023(b)	1,100,000	1,106,114
		95,721,550

Diversified Capital Markets – 3.5%

Credit Suisse AG
3.00%, 10/29/2021	250,000	253,280
(SOFR + 0.45%), 0.46%, 2/4/2022(b)	3,000,000	2,999,025
2.80%, 4/8/2022	2,300,000	2,353,015

Deutsche Bank AG
4.25%, 10/14/2021	3,160,000	3,213,753
(ICE LIBOR USD 3 Month + 1.19%), 1.38%, 11/16/2022(b)	1,250,000	1,258,891

Macquarie Bank Ltd.
2.10%, 10/17/2022(a)	700,000	718,070

UBS AG
(SOFR + 0.36%), 0.37%, 2/9/2024(a) (b)	3,000,000	3,001,653

UBS Group AG
3.49%, 5/23/2023(a)	620,000	639,554
		14,437,241

Diversified Chemicals – 0.8%

LYB International Finance III LLC
(ICE LIBOR USD 3 Month + 1.00%), 1.20%, 10/1/2023(b)	3,240,000	3,247,644

Electric Utilities – 3.8%

American Electric Power Co., Inc.
Series A, (ICE LIBOR USD 3 Month + 0.48%), 0.69%, 11/1/2023(b)	1,500,000	1,501,920

Investments	Principal Amount	Value

Electric Utilities – (continued)

Duke Energy Corp.
1.80%, 9/1/2021	$315,000	$316,210
3.55%, 9/15/2021	150,000	150,567
2.40%, 8/15/2022	250,000	255,906

Duke Energy Florida LLC
Series A, (ICE LIBOR USD 3 Month + 0.25%), 0.44%, 11/26/2021(b)	600,000	600,490

Duke Energy Progress LLC
Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.37%, 2/18/2022(b)	2,600,000	2,599,796

Entergy Louisiana LLC
0.62%, 11/17/2023	1,500,000	1,501,778

NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/2021	2,487,000	2,504,698
2.90%, 4/1/2022	1,352,000	1,384,361
(ICE LIBOR USD 3 Month + 0.27%), 0.45%, 2/22/2023(b)	2,221,000	2,221,338

PPL Electric Utilities Corp.
(ICE LIBOR USD 3 Month + 0.25%), 0.44%, 9/28/2023(b)	850,000	850,410

Southern Co. (The)
Series 21-A, 0.60%, 2/26/2024	1,940,000	1,936,964
		15,824,438

Financial Exchanges & Data – 1.0%

Intercontinental Exchange, Inc.
0.70%, 6/15/2023	1,600,000	1,607,681
(ICE LIBOR USD 3 Month + 0.65%), 0.83%, 6/15/2023(b)	1,300,000	1,300,458

Nasdaq, Inc.
0.45%, 12/21/2022	1,200,000	1,200,514
		4,108,653

Food Retail – 0.3%

7-Eleven, Inc.
(ICE LIBOR USD 3 Month + 0.45%), 0.65%, 8/10/2022(a) (b)	1,300,000	1,301,068

See Accompanying Notes to the Financial Statements.

326	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Gas Utilities – 1.9%

CenterPoint Energy Resources Corp.
0.70%, 3/2/2023	$1,420,000	$1,420,959
3.55%, 4/1/2023	750,000	792,495

Eastern Energy Gas Holdings LLC
Series A, (ICE LIBOR USD 3 Month + 0.60%), 0.78%, 6/15/2021(b)	1,300,000	1,300,810

ONE Gas, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 0.79%, 3/11/2023(b)	4,100,000	4,101,242

Southern Natural Gas Co. LLC
0.63%, 4/28/2023(a)	180,000	180,035
		7,795,541

Health Care Equipment – 1.8%

Becton Dickinson and Co.
(ICE LIBOR USD 3 Month + 1.03%), 1.21%, 6/6/2022(b)	2,000,000	2,017,823

DH Europe Finance II Sarl
2.05%, 11/15/2022	3,300,000	3,382,507

Stryker Corp.
0.60%, 12/1/2023	1,910,000	1,911,764
		7,312,094

Health Care Services – 0.3%

CVS Health Corp.
2.13%, 6/1/2021	620,000	620,325
2.75%, 12/1/2022	610,000	629,323
3.70%, 3/9/2023	14,000	14,820
		1,264,468

Home Improvement Retail – 0.1%

Lowe’s Cos., Inc.
3.12%, 4/15/2022	305,000	311,176

Homebuilding – 0.4%

DR Horton, Inc.
4.38%, 9/15/2022	500,000	520,908

Lennar Corp.
4.88%, 12/15/2023	940,000	1,029,272
		1,550,180

Investments	Principal Amount	Value

Household Appliances – 0.6%

Whirlpool Corp.
4.85%, 6/15/2021	$2,448,000	$2,460,470

Household Products – 0.2%

Clorox Co. (The)
3.80%, 11/15/2021	1,000,000	1,018,665

Industrial Conglomerates – 1.1%

General Electric Co.
(ICE LIBOR USD 3 Month + 0.30%), 0.48%, 5/13/2024(b)	3,000,000	2,962,034

Honeywell International, Inc.
(ICE LIBOR USD 3 Month + 0.23%), 0.41%, 8/19/2022(b)	1,200,000	1,200,848

Roper Technologies, Inc.
0.45%, 8/15/2022	290,000	290,419
		4,453,301

Industrial Machinery – 0.9%

Otis Worldwide Corp.
(ICE LIBOR USD 3 Month + 0.45%), 0.64%, 4/5/2023(b)	3,705,000	3,703,963

Insurance Brokers – 0.4%

Aon Corp.
2.20%, 11/15/2022	1,752,000	1,799,617

Integrated Oil & Gas – 2.3%

BP Capital Markets America, Inc.
2.94%, 4/6/2023	300,000	314,552

Chevron Corp.
1.14%, 5/11/2023	1,280,000	1,302,099

Chevron USA, Inc.
(ICE LIBOR USD 3 Month + 0.20%), 0.40%, 8/11/2023(b)	3,770,000	3,780,061

Exxon Mobil Corp.
1.57%, 4/15/2023	1,751,000	1,795,297

Saudi Arabian Oil Co.
1.25%, 11/24/2023(a)	200,000	202,614

Total Capital International SA
2.22%, 7/12/2021	2,200,000	2,204,705
		9,599,328

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	327

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Integrated Telecommunication Services – 4.2%

AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 1.13%, 7/15/2021(b)	$2,891,000	$2,896,198
(SOFR + 0.64%), 0.65%, 3/25/2024(b)	1,160,000	1,161,943
(ICE LIBOR USD 3 Month + 1.18%), 1.36%, 6/12/2024(b)	3,800,000	3,883,106

Bell Canada
Series US-3, 0.75%, 3/17/2024	3,000,000	2,997,480

Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 1.19%, 3/16/2022(b)	2,000,000	2,016,622
(SOFR + 0.50%), 0.51%, 3/22/2024(b)	400,000	401,865
(ICE LIBOR USD 3 Month + 1.10%), 1.30%, 5/15/2025(b)	1,000,000	1,024,815
(SOFR + 0.79%), 0.80%, 3/20/2026(b)	3,000,000	3,051,398
		17,433,427

Investment Banking & Brokerage – 3.2%

Charles Schwab Corp. (The)
(ICE LIBOR USD 3 Month + 0.32%), 0.50%, 5/21/2021(b)	965,000	965,050
3.25%, 5/21/2021	590,000	590,299
(SOFR + 0.50%), 0.51%, 3/18/2024(b)	1,640,000	1,651,092

Goldman Sachs Group, Inc. (The)
(SOFR + 0.41%), 0.42%, 1/27/2023(b)	1,000,000	999,903
(SOFR + 0.54%), 0.55%, 11/17/2023(b)	3,100,000	3,102,222

Morgan Stanley
2.75%, 5/19/2022	845,000	866,879
(ICE LIBOR USD 3 Month + 0.93%), 1.11%, 7/22/2022(b)	244,000	244,389
(SOFR + 0.70%), 0.71%, 1/20/2023(b)	1,200,000	1,203,273

Investments	Principal Amount	Value

Investment Banking & Brokerage – (continued)
0.56%, 11/10/2023(c)	$3,560,000	$3,564,661
		13,187,768

Life & Health Insurance – 1.3%

Athene Global Funding
1.20%, 10/13/2023(a)	2,400,000	2,424,046
(ICE LIBOR USD 3 Month + 0.73%), 0.93%, 1/8/2024(a) (b)	1,000,000	1,003,115

Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 0.66%, 6/11/2021(a)(b)	500,000	500,227

MetLife, Inc.
3.05%, 12/15/2022(d)	500,000	521,779

Protective Life Global Funding
0.63%, 10/13/2023(a)	900,000	902,383
		5,351,550

Managed Health Care – 1.1%

Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.07%, 7/15/2023(b)	2,000,000	2,025,177

UnitedHealth Group, Inc.
2.88%, 12/15/2021	1,020,000	1,036,724
2.88%, 3/15/2022	670,000	680,990
2.38%, 10/15/2022	800,000	824,616
		4,567,507

Multi-line Insurance – 0.1%

American International Group, Inc.
4.88%, 6/1/2022	320,000	335,092

Multi-Utilities – 2.5%

Consolidated Edison, Inc.
Series A, 0.65%, 12/1/2023	4,100,000	4,101,003

Consumers Energy Co.
0.35%, 6/1/2023	960,000	959,152

Dominion Energy, Inc.
Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.71%, 9/15/2023(b)	2,000,000	2,001,962

See Accompanying Notes to the Financial Statements.

328	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Multi-Utilities – (continued)

DTE Energy Co.
Series B, 3.30%, 6/15/2022	$175,000	$179,485
Series H, 0.55%, 11/1/2022	3,000,000	3,004,838
		10,246,440

Oil & Gas Exploration & Production – 1.5%

Canadian Natural Resources Ltd.
3.45%, 11/15/2021	4,123,000	4,158,734

Pioneer Natural Resources Co.
0.75%, 1/15/2024	2,000,000	2,000,974
		6,159,708

Oil & Gas Refining & Marketing – 2.6%

Phillips 66
4.30%, 4/1/2022	630,000	652,412
3.70%, 4/6/2023	600,000	635,752
(ICE LIBOR USD 3 Month + 0.62%), 0.81%, 2/15/2024(b)	3,800,000	3,807,265

Valero Energy Corp.
1.20%, 3/15/2024	5,840,000	5,873,343
		10,968,772

Oil & Gas Storage & Transportation – 0.2%

Enbridge, Inc.
(SOFR + 0.40%), 0.41%, 2/17/2023(b)	690,000	691,061

Other Diversified Financial Services – 0.4%

Siemens Financieringsmaatschappij NV
(SOFR + 0.43%), 0.44%, 3/11/2024(a) (b)	1,750,000	1,761,377

Packaged Foods & Meats – 2.2%

Hershey Co. (The)
3.10%, 5/15/2021	670,000	670,608

J M Smucker Co. (The)
3.00%, 3/15/2022	2,169,000	2,218,708

McCormick & Co., Inc.
0.90%, 2/15/2026	670,000	656,297

Mondelez International Holdings Netherlands BV
2.13%, 9/19/2022(a)	360,000	368,624

Investments	Principal Amount	Value

Packaged Foods & Meats – (continued)

Mondelez International, Inc.
0.63%, 7/1/2022	$2,510,000	$2,518,964

Tyson Foods, Inc.
2.25%, 8/23/2021	2,710,000	2,721,994
		9,155,195

Paper Products – 0.6%

Georgia-Pacific LLC
0.63%, 5/15/2024(a)	2,300,000	2,294,716

Pharmaceuticals – 2.1%

AstraZeneca plc
(ICE LIBOR USD 3 Month + 0.67%), 0.86%, 8/17/2023(b)	580,000	585,556

Bristol-Myers Squibb Co.
0.54%, 11/13/2023	2,700,000	2,703,111

Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	1,120,000	1,176,139

Utah Acquisition Sub, Inc.
3.15%, 6/15/2021	1,000,000	1,002,137

Viatris, Inc.
1.13%, 6/22/2022(a)	3,379,000	3,401,571
		8,868,514

Railroads – 1.1%

Union Pacific Corp.
3.20%, 6/8/2021	4,412,000	4,424,244

Regional Banks – 3.9%

Capital One Bank USA NA
2.01%, 1/27/2023(c)	3,150,000	3,186,028
3.38%, 2/15/2023	350,000	367,135

Citizens Bank NA
(ICE LIBOR USD 3 Month + 0.72%), 0.92%, 2/14/2022(b)	2,000,000	2,008,521
3.25%, 2/14/2022	1,088,000	1,110,630

Fifth Third Bancorp
2.60%, 6/15/2022	854,000	874,521

Fifth Third Bank NA
2.25%, 6/14/2021	460,000	460,264

KeyBank NA
(SOFR + 0.34%), 0.35%, 1/3/2024(b)	2,940,000	2,941,743

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	329

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

CORPORATE BONDS – (continued)

Regional Banks – (continued)

Truist Bank
(ICE LIBOR USD 3 Month + 0.59%), 0.78%, 5/17/2022(b)	$3,000,000	$3,015,325

Truist Financial Corp.
3.05%, 6/20/2022	2,268,000	2,334,733
		16,298,900

Research & Consulting Services – 0.1%

Equifax, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 1.06%, 8/15/2021(b)	400,000	400,812

Residential REITs – 0.2%

American Campus Communities Operating Partnership LP
REIT, 3.75%, 4/15/2023	985,000	1,037,887

Restaurants – 1.1%

McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 0.61%, 10/28/2021(b)	4,325,000	4,332,979

Starbucks Corp.
1.30%, 5/7/2022	290,000	293,299
		4,626,278

Soft Drinks – 1.1%

Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	827,000	828,611
0.75%, 3/15/2024	3,700,000	3,701,543
		4,530,154

Specialized Finance – 0.3%

Element Fleet Management Corp.
1.60%, 4/6/2024(a)	500,000	505,877

NTT Finance Corp.
0.58%, 3/1/2024(a)	600,000	599,333
		1,105,210

Specialized REITs – 0.6%

American Tower Corp.
REIT, 2.25%, 1/15/2022	640,000	648,813

Investments	Principal Amount	Value

Specialized REITs – (continued)

Crown Castle International Corp.
REIT, 3.15%, 7/15/2023	$1,800,000	$1,898,612
		2,547,425

Specialty Chemicals – 0.1%

DuPont de Nemours, Inc.
2.17%, 5/1/2023	576,000	578,239

Technology Hardware, Storage & Peripherals – 0.6%

Dell International LLC
5.45%, 6/15/2023(a)	1,000,000	1,091,315

Hewlett Packard Enterprise Co.
3.50%, 10/5/2021	800,000	808,042
2.25%, 4/1/2023	400,000	412,174
		2,311,531

Trading Companies & Distributors – 1.3%

Air Lease Corp.
(ICE LIBOR USD 3 Month + 0.67%), 0.85%, 6/3/2021(b)	1,775,000	1,775,210
3.50%, 1/15/2022	960,000	980,197
3.75%, 2/1/2022	1,000,000	1,018,503
0.70%, 2/15/2024	1,000,000	992,421

GATX Corp.
4.75%, 6/15/2022	539,000	563,788
		5,330,119

Trucking – 1.5%

Penske Truck Leasing Co. LP
3.65%, 7/29/2021(a)	2,935,000	2,949,835

Ryder System, Inc.
3.45%, 11/15/2021	1,835,000	1,860,487
2.88%, 6/1/2022	1,200,000	1,229,870
		6,040,192

Wireless Telecommunication Services – 0.6%

Rogers Communications, Inc.
(ICE LIBOR USD 3 Month + 0.60%), 0.79%, 3/22/2022(b)	2,500,000	2,508,640
Total Corporate Bonds (Cost $371,409,302)		373,260,274

See Accompanying Notes to the Financial Statements.

330	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – 6.7%

AmeriCredit Automobile Receivables Trust
Series 2020-3, Class A2, 0.42%, 3/18/2024	$1,717,638	$1,719,360
Series 2021-1, Class A2, 0.28%, 6/18/2024	2,000,000	2,000,104

BA Credit Card Trust
Series 2019-A1, Class A1, 1.74%, 1/15/2025	880,000	897,731

Barclays Dryrock Issuance Trust
Series 2019-1, Class A, 1.96%, 5/15/2025	700,000	714,908

BMW Vehicle Owner Trust
Series 2020-A, Class A2, 0.39%, 2/27/2023	768,990	769,492

Capital One Multi-Asset Execution Trust
Series 2019-A2, Class A2, 1.72%, 8/15/2024	900,000	917,731

CarMax Auto Owner Trust
Series 2020-3, Class A2A, 0.49%, 6/15/2023	248,995	249,256

Enterprise Fleet Financing LLC
Series 2019-2, Class A2, 2.29%, 2/20/2025(a)	710,503	722,168

Ford Credit Auto Owner Trust
Series 2020-A, Class A2, 1.03%, 10/15/2022	71,031	71,150
Series 2020-B, Class A2, 0.50%, 2/15/2023	1,273,755	1,274,814
Series 2020-C, Class A2, 0.25%, 10/15/2023	795,779	796,019

Ford Credit Floorplan Master Owner Trust A
Series 2019-1, Class A, 2.84%, 3/15/2024	500,000	511,348

GM Financial Automobile Leasing Trust
Series 2020-1, Class A3, 1.67%, 12/20/2022	550,000	554,759

GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A2A, 1.50%, 3/16/2023	76,673	76,894

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – (continued)

Honda Auto Receivables Owner Trust
Series 2020-2, Class A2, 0.74%, 11/15/2022	$385,461	$386,094

Hyundai Auto Receivables Trust
Series 2020-B, Class A2, 0.38%, 3/15/2023	752,923	753,413

John Deere Owner Trust
Series 2020-B, Class A2, 0.41%, 3/15/2023	324,872	325,066

Mercedes-Benz Auto Lease Trust
Series 2020-B, Class A2, 0.31%, 2/15/2023	620,282	620,567

Mercedes-Benz Auto Receivables Trust
Series 2020-1, Class A2, 0.46%, 3/15/2023	596,919	597,490

Santander Drive Auto Receivables Trust
Series 2020-2, Class A2A, 0.62%, 5/15/2023	401,500	401,695
Series 2020-4, Class A2, 0.42%, 9/15/2023	1,603,587	1,604,738
Series 2021-1, Class A2, 0.29%, 11/15/2023	3,000,000	3,000,095

Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/15/2025	2,000,000	2,046,996

Toyota Auto Receivables Owner Trust
Series 2020-C, Class A2, 0.36%, 2/15/2023	1,467,280	1,468,202

Verizon Owner Trust
Series 2020-A, Class A1A, 1.85%, 7/22/2024	1,500,000	1,529,411

Volkswagen Auto Loan Enhanced Trust
Series 2020-1, Class A2A, 0.93%, 12/20/2022	425,279	426,046

World Financial Network Credit Card Master Trust
Series 2019-B, Class A, 2.49%, 4/15/2026	1,000,000	1,024,828
Series 2019-C, Class A, 2.21%, 7/15/2026	1,000,000	1,026,400

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	331

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value

ASSET-BACKED SECURITIES – (continued)

World Omni Automobile Lease Securitization Trust
Series 2020-B, Class A2, 0.32%, 9/15/2023	$1,256,933	$1,257,485
Total Asset-Backed Securities (Cost $27,527,022)		27,744,260

MUNICIPAL BONDS – 1.8%

University of Missouri, System Facilities Revenue Bonds
Series 2020-A, 1.47%, 11/1/2023	1,000,000	1,028,008

City of New York
Series 2021-D, 0.43%, 8/1/2022	830,000	829,987
Series 2021-D, 0.59%, 8/1/2023	1,800,000	1,801,019

California Earthquake Authority
Series 2020-B, 1.33%, 7/1/2022	500,000	505,905

Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds
Series 2020-B, 0.38%, 4/1/2023	1,110,000	1,110,502

New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project
Series 2020-B, 1.36%, 12/1/2021	1,000,000	1,005,422

Port Authority of New York & New Jersey
Series AAA, 1.09%, 7/1/2023	1,000,000	1,015,785
Total Municipal Bonds (Cost $7,237,351)		7,296,628

FOREIGN GOVERNMENT SECURITIES – 0.2%

Japan Bank for International Cooperation
1.75%, 1/23/2023 (Cost $798,507)	800,000	819,745

Investments	Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.6%

COMMERCIAL PAPER – 0.6%

Waste Management, Inc.
0.40%, 8/9/2021(e) (f) (Cost $2,687,011)	$2,690,000	$2,688,158
Total Investments – 99.6% (Cost $409,659,193)		411,809,065

Other assets less liabilities – 0.4%		1,575,626
NET ASSETS – 100.0%		$413,384,691

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2021.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2021.

(e)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(f)	The rate shown was the current yield as of April 30, 2021.

Percentages shown are based on Net Assets.

Abbreviations

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

USD - US Dollar

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,217,201
Aggregate gross unrealized depreciation	(67,329)
Net unrealized appreciation	$2,149,872
Federal income tax cost	$409,659,193

See Accompanying Notes to the Financial Statements.

332	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2021:

Australia	1.8%
Canada	7.9
Finland	0.2
France	1.4
Germany	3.6
Japan	4.0
Netherlands	1.8
Norway	0.4
Saudi Arabia	0.0 †
Singapore	0.3
Sweden	1.6
Switzerland	2.2
United Kingdom	3.1
United States	71.3
Other[1]	0.4
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	333

Schedule of Investments

FlexShares® Core Select Bond Fund

April 30, 2021 (Unaudited)

Investments	Shares	Value

EXCHANGE TRADED FUNDS – 99.8%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	629,612	$33,897,743

FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	96,968	5,645,477

FlexShares® Disciplined Duration MBS Index Fund(a)	594,945	14,132,919

FlexShares® Ready Access Variable Income Fund(a)	12,599	959,981

iShares 10+ Year Investment Grade Corporate Bond ETF	108,664	7,342,426

iShares 20+ Year Treasury Bond ETF	60,142	8,338,087

iShares 3-7 Year Treasury Bond ETF	24,686	3,219,795

iShares 5-10 Year Investment Grade Corporate Bond ETF	160,787	9,603,808

iShares 7-10 Year Treasury Bond ETF	41,114	4,686,585

iShares MBS ETF	129,806	14,130,681

iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	195,810	10,732,346
Total Exchange Traded Funds (Cost $112,525,577)		112,689,848
Total Investments – 99.8% (Cost $112,525,577)		112,689,848

Other assets less liabilities – 0.2%		261,650
NET ASSETS – 100.0%		$112,951,498
(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.

Percentages shown are based on Net Assets.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$279,643
Aggregate gross unrealized depreciation	(540,982)
Net unrealized appreciation	$(261,339)
Federal income tax cost	$112,951,187

See Accompanying Notes to the Financial Statements.

334	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Core Select Bond Fund (cont.)

For the period ended April 30, 2021, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended April 30, 2021, was as follows:

Security	Value October 31, 2020	Purchases at Cost	Sales Proceeds	Shares April 30, 2021	Value April 30, 2021	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Credit-Scored US Corporate Bond Index Fund	$44,169,956	$12,739,771	$22,247,212	629,612	$33,897,743	$(715,549)	$414,593	$(49,223)
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	13,498,994	2,958,648	9,912,537	96,968	5,645,477	(220,309)	189,655	(679,319)
FlexShares® Disciplined Duration MBS Index Fund	19,196,179	2,539,290	7,379,689	594,945	14,132,919	(199,101)	247,559	(23,760)
FlexShares® Ready Access Variable Income Fund	1,805,563	2,350,622	3,192,770	12,599	959,981	14	3,881	(3,448)
	$78,670,692	$20,588,331	$42,732,208	1,334,124	$54,636,120	$(1,134,945)	$855,688	$(755,750)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	335

Notes to the Financial Statements April 30, 2021 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of twenty-seven operational exchange-traded funds as of April 30, 2021 (each a “Fund” and collectively, the “Funds”).

The FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares® Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act.

The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® US ESG Select Index Fund (formerly known as the FlexShares® STOXX® US ESG Impact Index Fund), FlexShares® STOXX® Global ESG Select Index Fund (formerly known as the FlexShares® STOXX® Global ESG Impact Index Fund), FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® High Yield Value-Scored Bond Index Fund and the FlexShares® Core Select Bond Fund are diversified series of the Trust, pursuant to the 1940 Act.

Each Fund, except the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund and the FlexShares High Yield Value-Scored Bond Index Fund seek to track Underlying Indexes developed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation. The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund and FlexShares Morningstar Global Upstream Natural Resources Index Fund seek to track Underlying Indexes sponsored by Morningstar, Inc. The FlexShares STOXX® US ESG Select Index Fund, FlexShares STOXX® Global ESG Select Index Fund, and FlexShares STOXX® Global Broad Infrastructure Index Fund seek to track Underlying Indexes sponsored by STOXX. The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund seek to track Underlying Indexes sponsored by Markit Indexes Limited. The FlexShares Disciplined Duration MBS Index Fund seeks to track an Underlying Index sponsored by ICE Data Indexes, LLC.

The FlexShares Real Assets Allocation Index Fund is a fund of funds that seeks its investment objective by investing primarily in the shares of other FlexShares ETFs that are eligible for inclusion in its Underlying Index, rather than in

336	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

securities of individual companies. The FlexShares Core Select Bond Fund seeks to achieve its investment objective by investing, under normal circumstances in U.S. dollar-denominated investment-grade fixed-income securities either directly or indirectly through FlexShares ETFs, unaffiliated ETFs and other registered investment companies. The investment performance of each of the FlexShares Real Assets Allocation Index Fund and FlexShares Core Select Bond Fund is directly related to the performance of the underlying fund(s) in which it invests (“Underlying Fund”).

The FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund are actively managed and do not seek to replicate the performance of a specified index. The FlexShares Ready Access Variable Income Fund seeks maximum current income consistent with the preservation of capital and liquidity. The FlexShares Core Select Bond Fund seeks total return and preservation of capital. Each Fund, except the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a Fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Trust’s Board of Trustees (“Board”). The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing

FLEXSHARES SEMIANNUAL REPORT	337

Notes to the Financial Statements (cont.)

could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of certain Funds are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as Investment Adviser. Any use of a different rate from the rates used by the index provider may adversely affect the Fund’s ability to track its Underlying Index. The index provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Funds’ NAVs and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses

338	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of April 30, 2021 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type, where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares US Quality Low Volatility Index Fund
Investments
Common Stocks*	$144,210,727	$—	$—	$144,210,727

Short-Term Investments	—	74,999	—	74,999

Total Investments	$144,210,727	$74,999	$—	$144,285,726

Other Financial Instruments
Assets

Futures Contracts	$43,328	$—	$—	$43,328

Total Other Financial Instruments	$43,328	$—	$—	$43,328

FLEXSHARES SEMIANNUAL REPORT	339

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks*	$85,810,100	$—	$—	$85,810,100
Rights	10,141	—	—	10,141
Securities Lending Reinvestments

Repurchase Agreements	—	2,693,457	—	2,693,457

Total Investments	$85,820,241	$2,693,457	$—	$88,513,698

Other Financial Instruments
Assets
Futures Contracts	$16,282	$—	$—	$16,282
Forward Foreign Currency Contracts	—	7,426	—	7,426
Liabilities

Forward Foreign Currency Contracts	—	(8,122)	—	(8,122)

Total Other Financial Instruments	$16,282	$(696)	$—	$15,586

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks
Health Care Providers & Services	$623,695	$12,126	$—	$635,821
Multiline Retail	—	376	—	376
Specialty Retail	204,857	1,268	—	206,125
Other*	15,521,935	—	—	15,521,935

Corporate Bonds*	—	1	—	1

Total Investments	$16,350,487	$13,771	$—	$16,364,258

Other Financial Instruments
Assets
Futures Contracts	$1,536	$—	$—	$1,536
Forward Foreign Currency Contracts	—	374	—	374
Liabilities

Forward Foreign Currency Contracts	—	(16)	—	(16)

Total Other Financial Instruments	$1,536	$358	$—	$1,894

340	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
IT Services	$68,671,288	$14,489	$—	$68,685,777
Other*	1,583,194,559	—	—	1,583,194,559
Rights	—	—	27,946	27,946
Warrants	45,988	—	—	45,988
Securities Lending Reinvestments
Certificates of Deposit	—	16,003,342	—	16,003,342

Repurchase Agreements	—	99,578,929	—	99,578,929

Total Investments	$1,651,911,835	$115,596,760	$27,946	$1,767,536,541

Other Financial Instruments
Assets

Futures Contracts	$651,986	$—	$—	$651,986

Total Other Financial Instruments	$651,986	$—	$—	$651,986

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$100,799	$—	$—	$100,799
Common Stocks
Banks	64,532,259	1,126	—	64,533,385
Beverages	6,845,930	113,790	—	6,959,720
Construction & Engineering	12,994,209	—	416	12,994,625
Health Care Providers & Services	4,136,766	1,120	—	4,137,886
Pharmaceuticals	26,004,942	18	—	26,004,960
Other*	502,934,907	—	—	502,934,907
Rights	16,455	—	—	16,455
Warrants	6,885	—	—	6,885
Securities Lending Reinvestments

Repurchase Agreements	—	18,370,885	—	18,370,885

Total Investments	$617,573,152	$18,486,939	$416	$636,060,507

Other Financial Instruments
Assets
Futures Contracts	$407,091	$—	$—	$407,091
Forward Foreign Currency Contracts	—	43,535	—	43,535
Liabilities
Futures Contracts	(9,766)	—	—	(9,766)

Forward Foreign Currency Contracts	—	(53,418)	—	(53,418)

Total Other Financial Instruments	$397,325	$(9,883)	$—	$387,442

FLEXSHARES SEMIANNUAL REPORT	341

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Automobiles	$7,864,175	$87,072	$—	$7,951,247
Biotechnology	1,628,432	—	20,576	1,649,008
Capital Markets	6,880,208	27,316	—	6,907,524
Chemicals	12,776,854	42,830	—	12,819,684
Construction Materials	3,556,277	198,048	—	3,754,325
Electronic Equipment, Instruments & Components	11,249,072	—	1,643	11,250,715
Equity Real Estate Investment Trusts (REITs)	3,681,178	27,759	—	3,708,937
Food & Staples Retailing	2,507,876	570	—	2,508,446
Hotels, Restaurants & Leisure	1,870,291	1,631	11,814	1,883,736
Industrial Conglomerates	4,983,821	512,323	—	5,496,144
Oil, Gas & Consumable Fuels	13,510,058	1,792	—	13,511,850
Pharmaceuticals	4,964,120	—	3,897	4,968,017
Real Estate Management & Development	14,824,603	—	4,170	14,828,773
Textiles, Apparel & Luxury Goods	3,677,500	33,335	—	3,710,835
Transportation Infrastructure	3,601,443	107,523	—	3,708,966
Other*	233,987,076	—	—	233,987,076
Corporate Bonds*	—	11,869	—	11,869
Rights	—	6,746	—	6,746
Warrants	—	4,247	—	4,247
Securities Lending Reinvestments

Repurchase Agreements	—	2,462,892	—	2,462,892

Total Investments	$331,562,984	$3,525,953	$42,100	$335,131,037

Other Financial Instruments
Assets
Futures Contracts	$22,001	$—	$—	$22,001
Forward Foreign Currency Contracts	—	8,464	—	8,464
Liabilities

Forward Foreign Currency Contracts	—	(23,130)	—	(23,130)

Total Other Financial Instruments	$22,001	$(14,666)	$—	$7,335

342	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares US Quality Large Cap Index Fund
Investments
Common Stocks*	$94,060,732	$—	$—	$94,060,732
Securities Lending Reinvestments

Repurchase Agreements	—	263,694	—	263,694

Total Investments	$94,060,732	$263,694	$—	$94,324,426

Other Financial Instruments
Assets

Futures Contracts	$42,247	$—	$—	$42,247

Total Other Financial Instruments	$42,247	$—	$—	$42,247

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® US ESG Select Index Fund
Investments
Common Stocks*	$176,634,790	$—	$—	$176,634,790
Securities Lending Reinvestments

Repurchase Agreements	—	57,104	—	57,104

Total Investments	$176,634,790	$57,104	$—	$176,691,894

Other Financial Instruments
Assets

Futures Contracts	$110,922	$—	$—	$110,922

Total Other Financial Instruments	$110,922	$—	$—	$110,922

FLEXSHARES SEMIANNUAL REPORT	343

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® Global ESG Select Index Fund
Investments
Common Stocks
Beverages	$3,460,435	$31,787	$—	$3,492,222
Other*	164,010,671	—	—	164,010,671
Rights	—	—	—	—
Warrants	2,065	—	—	2,065
Securities Lending Reinvestments

Repurchase Agreements	—	3,005,671	—	3,005,671

Total Investments	$167,473,171	$3,037,458	$—	$170,510,629

Other Financial Instruments
Assets
Futures Contracts	$122,398	$—	$—	$122,398
Forward Foreign Currency Contracts	—	792	—	792
Liabilities
Futures Contracts	(391)	—	—	(391)

Forward Foreign Currency Contracts	—	(707)	—	(707)

Total Other Financial Instruments	$122,007	$85	$—	$122,092

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$5,093,317,156	$—	$—	$5,093,317,156
Securities Lending Reinvestments
Certificates of Deposit	—	12,003,080	—	12,003,080

Repurchase Agreements	—	24,663,701	—	24,663,701

Total Investments	$5,093,317,156	$36,666,781	$—	$5,129,983,937

Other Financial Instruments
Assets
Futures Contracts	$1,246,427	$—	$—	$1,246,427
Forward Foreign Currency Contracts	—	334,480	—	334,480
Liabilities
Futures Contracts	(32,316)	—	—	(32,316)

Forward Foreign Currency Contracts	—	(387,889)	—	(387,889)

Total Other Financial Instruments	$1,214,111	$(53,409)	$—	$1,160,702

344	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks*	$2,606,955,936	$—	$—	$2,606,955,936
Securities Lending Reinvestments

Repurchase Agreements	—	15,057,745	—	15,057,745

Total Investments	$2,606,955,936	$15,057,745	$—	$2,622,013,681

Other Financial Instruments
Assets
Futures Contracts	$744,215	$—	$—	$744,215
Forward Foreign Currency Contracts	—	91,073	—	91,073
Liabilities
Futures Contracts	(18,752)	—	—	(18,752)

Forward Foreign Currency Contracts	—	(44,841)	—	(44,841)

Total Other Financial Instruments	$725,463	$46,232	$—	$771,695

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Global Quality Real Estate Index Fund
Investments
Common Stocks*	$358,577,366	$—	$—	$358,577,366
Securities Lending Reinvestments

Repurchase Agreements	—	10,941,163	—	10,941,163

Total Investments	$358,577,366	$10,941,163	$—	$369,518,529

Other Financial Instruments
Assets
Futures Contracts	$138,856	$—	$—	$138,856
Forward Foreign Currency Contracts	—	3,641	—	3,641
Liabilities
Futures Contracts	(2,793)	—	—	(2,793)

Forward Foreign Currency Contracts	—	(11,755)	—	(11,755)

Total Other Financial Instruments	$136,063	$(8,114)	$—	$127,949

FLEXSHARES SEMIANNUAL REPORT	345

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Real Assets Allocation Index Fund
Investments

Exchange Traded Funds	$7,377,304	$—	$—	$7,377,304

Total Investments	$7,377,304	$—	$—	$7,377,304

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Index Fund
Investments
Common Stocks*	$1,526,753,498	$—	$—	$1,526,753,498
Securities Lending Reinvestments
Certificates of Deposit	—	10,002,084	—	10,002,084

Repurchase Agreements	—	57,036,663	—	57,036,663

Total Investments	$1,526,753,498	$67,038,747	$—	$1,593,792,245

Other Financial Instruments
Assets

Futures Contracts	$326,483	$—	$—	$326,483

Total Other Financial Instruments	$326,483	$—	$—	$326,483

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$477,637,708	$—	$—	$477,637,708
Securities Lending Reinvestments

Repurchase Agreements	—	15,820,569	—	15,820,569

Total Investments	$477,637,708	$15,820,569	$—	$493,458,277

Other Financial Instruments
Assets

Futures Contracts	$63,640	$—	$—	$63,640

Total Other Financial Instruments	$63,640	$—	$—	$63,640

346	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$19,939,725	$—	$—	$19,939,725
Securities Lending Reinvestments

Repurchase Agreements	—	338,785	—	338,785

Total Investments	$19,939,725	$338,785	$—	$20,278,510

Other Financial Instruments
Assets

Futures Contracts	12,071	—	—	12,071

Total Other Financial Instruments	$12,071	$—	$—	$12,071

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Index Fund
Investments
Common Stocks*	$570,988,369	$—	$—	$570,988,369
Securities Lending Reinvestments

Repurchase Agreements	—	23,036,738	—	23,036,738

Total Investments	$570,988,369	$23,036,738	$—	$594,025,107

Other Financial Instruments
Assets
Futures Contracts	$368,581	$—	$—	$368,581
Forward Foreign Currency Contracts	—	43,618	—	43,618
Liabilities
Futures Contracts	(8,034)	—	—	(8,034)

Forward Foreign Currency Contracts	—	(85,140)	—	(85,140)

Total Other Financial Instruments	$360,547	$(41,522)	$—	$319,025

FLEXSHARES SEMIANNUAL REPORT	347

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Defensive Index Fund
Investments
Common Stocks
Beverages	$39,160	$160,885	$—	$200,045
Other*	70,939,157	—	—	70,939,157
Securities Lending Reinvestments

Repurchase Agreements	—	2,428,130	—	2,428,130

Total Investments	$70,978,317	$2,589,015	$—	$73,567,332

Other Financial Instruments
Assets
Futures Contracts	$36,020	$—	$—	$36,020
Forward Foreign Currency Contracts	—	1,857	—	1,857
Liabilities

Forward Foreign Currency Contracts	—	(14,680)	—	(14,680)

Total Other Financial Instruments	$36,020	$(12,823)	$—	$23,197

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares International Quality Dividend Dynamic Index Fund
Investments
Common Stocks
Industrial Conglomerates	$433,153	$481,049	$—	$914,202
Other*	54,168,482	—	—	54,168,482
Securities Lending Reinvestments

Repurchase Agreements	—	2,161,098	—	2,161,098

Total Investments	$54,601,635	$2,642,147	$—	$57,243,782

Other Financial Instruments
Assets
Futures Contracts	$10,131	$—	$—	$10,131
Forward Foreign Currency Contracts	—	1,886	—	1,886
Liabilities

Forward Foreign Currency Contracts	—	(3,498)	—	(3,498)

Total Other Financial Instruments	$10,131	$(1,612)	$—	$8,519

348	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Investments

U.S. Treasury Obligations	$—	$1,430,541,496	$—	$1,430,541,496

Total Investments	$—	$1,430,541,496	$—	$1,430,541,496

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$599,496,820	$—	$599,496,820
Securities Lending Reinvestments

Repurchase Agreements	—	3,648,356	—	3,648,356

Total Investments	$—	$603,145,176	$—	$603,145,176

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Disciplined Duration MBS Index Fund
Investments

Mortgage-Backed Securities	$—	$106,867,362	$—	$106,867,362

Total Investments	$—	$106,867,362	$—	$106,867,362

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Credit-Scored US Corporate Bond Index Fund
Investments

Corporate Bonds*	$—	$286,954,476	$—	$286,954,476

Total Investments	$—	$286,954,476	$—	$286,954,476

FLEXSHARES SEMIANNUAL REPORT	349

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Credit-Scored US Long Corporate Bond Index Fund
Investments

Corporate Bonds*	$—	$56,487,495	$—	$56,487,495

Total Investments	$—	$56,487,495	$—	$56,487,495

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares High Yield Value-Scored Bond Index Fund
Investments
Common Stocks*	$30	$—	$—	$30

Corporate Bonds*	—	207,873,444	—	207,873,444

Total Investments	$30	$207,873,444	$—	$207,873,474

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$27,744,260	$—	$27,744,260
Corporate Bonds*	—	373,260,274	—	373,260,274
Municipal Bonds	—	7,296,628	—	7,296,628
Foreign Government Securities	—	819,745	—	819,745

Short-Term Investments	—	2,688,158	—	2,688,158

Total Investments	$—	$411,809,065	$—	$411,809,065

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

FlexShares Core Select Bond Fund
Investments

Exchange Traded Funds	$112,689,848	$—	$—	$112,689,848

Total Investments	$112,689,848	$—	$—	$112,689,848

*	See Schedules of Investments for segregation by industry type.

350	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Foreign Securities

The FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Funds’ investments in foreign securities also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

In addition to investment risks associated with the underlying issuer, ADRs and GDRs expose a Fund to risk associated with non-uniform terms that apply to ADR and GDR programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency and liquidity risk. ADRs and GDRs are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund and the FlexShares High Yield Value-Scored Bond Index Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations to the extent such bonds are included in each Fund’s Underlying Index. The FlexShares Core Select Bond Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations, either directly or indirectly through Underlying Funds, to achieve its investment objective.

The FlexShares Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investment to decline. To the extent that a Fund’s assets are significantly invested in a single country or geographic region, a Fund will be subject to the risks associated with that particular country or region.

The FlexShares Emerging Markets Quality Low Volatility Fund and FlexShares Morningstar Emerging Markets Factor Tilt Index Fund will invest primarily in emerging market countries. In addition, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality

FLEXSHARES SEMIANNUAL REPORT	351

Notes to the Financial Statements (cont.)

Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund may invest its assets in emerging market countries. The FlexShares Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”). The FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund (directly or through its Underlying Funds) may invest in inflation-indexed securities.

TIPS issued by the U.S. Treasury have varying maturities and pay interest on a semiannual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of TIPS will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation.

The value of TIPS is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any increase in the principal amount of TIPS will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the TIPS’ inflation measure.

The periodic adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Mortgage-Backed Pass-Through Securities

The FlexShares Disciplined Duration MBS Index Fund invests primarily in U.S. agency mortgage-backed pass-through securities (“MBS”), a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”). Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of its Underlying Index and in “to-be announced transactions” (“TBA transactions”) that represent securities in its Underlying Index. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement.

Pending settlement of such TBA contracts, the FlexShares Disciplined Duration MBS Index Fund will invest in liquid, short-term instruments. The FlexShares Core Select Bond Fund may also invest either directly or through its Underlying Funds in MBS, including TBA transactions.

352	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Mortgage Dollar Rolls

The FlexShares Disciplined Duration MBS Index Fund and the FlexShares Core Select Bond Fund (directly or through its Underlying Funds) may enter into mortgage dollar roll transactions. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. The use of this technique may diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls.

For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financing and does not treat them as borrowings.

Repurchase Agreements

To the extent consistent with its investment policies, each Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts at JPMorgan Chase, the Fund’s custodian, and is not reflected in the assets of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Funds and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds for such services. As of April 30, 2021, none of the Funds presented in these financial statements had repurchase agreements outstanding except as discussed below.

As of April 30, 2021, the FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Select Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invested cash collateral for loans of portfolio securities in repurchase agreements, as reflected in the respective Schedule of Investments under the caption “Securities Lending Reinvestments.”

FLEXSHARES SEMIANNUAL REPORT	353

Notes to the Financial Statements (cont.)

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement

U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%

U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%

Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%

Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%

U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of a Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan and the value of investments made with cash collateral received are disclosed in the Schedules of Investments. Securities lending income includes income from the securities lending program recorded when earned from the Securities Lending Agent and any fees charged to borrowers less expenses associated with the loan. The net amount is reflected in the Statement of Operations under “Securities lending income (net of fees).” The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

In accordance with guidance presented in FASB Accounting Standard Update (“ASU”) 2014-11, Transfers and Servicing

354	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

(Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2021, which were comprised of cash, were as follows:

Fund

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	$2,693,459

FlexShares Morningstar US Market Factor Tilt Index Fund	115,578,792

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	18,370,885

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	2,462,892

FlexShares US Quality Large Cap Index Fund	263,694

FlexShares STOXX® US ESG Select Index Fund	57,104

FlexShares STOXX® Global ESG Select Index Fund	3,005,671

FlexShares Morningstar Global Upstream Natural Resources Index Fund	36,663,531

FlexShares STOXX® Global Broad Infrastructure Index Fund	15,057,745

FlexShares Global Quality Real Estate Index Fund	10,941,163

FlexShares Quality Dividend Index Fund	67,036,561

FlexShares Quality Dividend Defensive Index Fund	15,820,569

FlexShares Quality Dividend Dynamic Index Fund	338,785

FlexShares International Quality Dividend Index Fund	23,036,738

FlexShares International Quality Dividend Defensive Index Fund	2,428,130

FlexShares International Quality Dividend Dynamic Index Fund	2,161,098

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	3,648,356

At April 30, 2021, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

The cash collateral received from securities loaned as disclosed in the Statements of Assets and Liabilities is collateralized by securities on loan as disclosed within the Schedules of Investments and such borrowings have maturities that are overnight and continuous.

Securities lending agreements may be subject to regulation as qualified financial contracts (“QFCs”). Regulations adopted by federal banking regulators under the Dodd-Frank Act, which took effect in 2019, require that certain QFCs with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. If a covered counterparty of a Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund’s credit and counterparty risks.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their Underlying Indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments to be made or received by the Funds equal to the change in contract value are recorded as variation margin payable or receivable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as “Net change in unrealized appreciation (depreciation) on futures contracts”, and any realized gains (losses) on closed futures contracts as “Net realized gain (loss) from Expiration or closing of futures contracts”.

The FlexShares Core Select Bond Fund may take long or short positions in futures to manage the Fund’s exposure to interest rate risk. When applicable, the Fund seeks to mitigate the potential impact of interest rates on the performance of bonds by entering into short positions in U.S.

FLEXSHARES SEMIANNUAL REPORT	355

Notes to the Financial Statements (cont.)

Treasury futures or transactions in interest rate swaps. The Fund’s short positions in U.S. Treasury futures and interest rate swaps are not intended to mitigate credit spread risk or other factors influencing the price of bonds, which may have a greater impact than interest rates. In addition, when interest rates fall, long-only bond investments will perform better than the Fund’s investments. As of April 30, 2021, the FlexShares Core Select Bond Fund did not hold swaps.

As of April 30, 2021, the FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Select Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received, and the portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on investment in securities” on the Statements of Operations. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies” on the Statements of Operations.

Forward Foreign Currency Exchange Contracts

The FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund,

356	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). The FlexShares Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund, however, does not expect to engage in currency transactions for speculative purposes. All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” in the Statements of Operations. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect (i) realized gains or losses, if any, in “Net realized gain (loss) from settlement of forward foreign currency contracts” and (ii) unrealized gains or losses in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts”. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2021, the FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement or similar agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Fund and the applicable counterparty. In the event of a default, the agreement provides the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. The Funds’ right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

FLEXSHARES SEMIANNUAL REPORT	357

Notes to the Financial Statements (cont.)

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure

Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund and the FlexShares International Quality Dividend Dynamic Index Fund that are subject to master netting arrangements or similar agreements in the Statements of Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	Foreign Currency Contracts — Bank Of New York	$4,776	$—	$—	$4,776
	Foreign Currency Contracts — BNP Paribas SA	403	(403)	—	—
	Foreign Currency Contracts — Citibank NA	257	(257)	—	—
	Foreign Currency Contracts — Morgan Stanley	1,990	(1,990)	—	—
	Total	$7,426	$(2,650)	$—	$4,776
FlexShares Emerging Markets Quality Low Volatility Index Fund	Foreign Currency Contracts — BNP Paribas SA	$143	$—	$—	143
	Foreign Currency Contracts — Citibank NA	94	—	—	94
	Foreign Currency Contracts — Morgan Stanley	137	—	—	137
	Total	$374	$—	$—	$374
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — BNP Paribas SA	$3,294	$(362)	$—	$2,932
	Foreign Currency Contracts — Morgan Stanley	24,181	(24,181)	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	16,060	—	—	16,060
	Total	$43,535	$(24,543)	$—	$18,992
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — BNP Paribas SA	$346	$(346)	$—	$—
	Foreign Currency Contracts — Citibank NA	1,928	(1,928)	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	5,986	—	—	5,986
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	204	—	—	204
	Total	$8,464	$(2,274)	$—	$6,190
FlexShares STOXX® Global ESG Select Index Fund	Foreign Currency Contracts — Citibank NA	$552	$—	$—	$552
	Foreign Currency Contracts — JPMorgan Chase Bank	240	—	—	240
	Total	$792	$—	$—	$792

358	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — BNP Paribas SA	$38,689	$(10,937)	$—	$27,752
	Foreign Currency Contracts — Citibank NA	23,314	(23,314)	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	6,294	—	—	6,294
	Foreign Currency Contracts — JPMorgan Chase Bank	68,590	—	—	68,590
	Foreign Currency Contracts — Morgan Stanley	76,312	(46,391)	—	29,921
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	121,281	(121,281)	—	—
	Total	$334,480	$(201,923)	$—	$132,557
FlexShares STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — BNP Paribas SA	$1,022	$—	$—	$1,022
	Foreign Currency Contracts — Citibank NA	4,765	—	—	4,765
	Foreign Currency Contracts — JPMorgan Chase Bank	40	(40)	—	—
	Foreign Currency Contracts — Morgan Stanley	19,485	(19,485)	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	65,761	(4,792)	—	60,969
	Total	$91,073	$(24,317)	$—	$66,756
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Citibank NA	$76	$(76)	$—	$—
	Foreign Currency Contracts — JPMorgan Chase Bank	1,014	(495)	—	519
	Foreign Currency Contracts — Morgan Stanley	2,543	(124)	—	2,419
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	8	(8)	—	—
	Total	$3,641	$(703)	$—	$2,938
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — Bank Of New York	$1,354	$—	$—	$1,354
	Foreign Currency Contracts — Goldman Sachs & Co.	24,038	(188)	—	23,850
	Foreign Currency Contracts — JPMorgan Chase Bank	1,382	—	—	1,382
	Foreign Currency Contracts — Morgan Stanley	10,592	(10,592)	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	6,004	(2,781)	—	3,223
	Foreign Currency Contracts — UBS AG	248	—	—	248
	Total	$43,618	$(13,561)	$—	$30,057
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — BNP Paribas SA	$135	$(135)	$—	—
	Foreign Currency Contracts — Citibank NA	716	(716)	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	421	—	—	421
	Foreign Currency Contracts — Morgan Stanley	585	(585)	—	—
	Total	$1,857	$(1,436)	$—	$421

FLEXSHARES SEMIANNUAL REPORT	359

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts — BNP Paribas SA	$87	$—	$—	$87
	Foreign Currency Contracts — Citibank NA	304	—	—	304
	Foreign Currency Contracts — JPMorgan Chase Bank	202	(70)	—	132
	Foreign Currency Contracts — Morgan Stanley	951	(951)	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	342	(342)	—	—
	Total	$1,886	$(1,363)	$—	$523

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(939)	$403	$—	$(536)
	Foreign Currency Contracts — Citibank NA	(3,013)	257	—	(2,756)
	Foreign Currency Contracts — Morgan Stanley	(3,466)	1,990	—	(1,476)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(704)	—	—	(704)
	Total	$(8,122)	$2,650	$—	$(5,472)
FlexShares Emerging Markets Quality Low Volatility Index Fund	Foreign Currency Contracts — Toronto-Dominion Bank (The)	$(16)	$—	$—	$(16)
	Total	$(16)	$—	$—	$(16)
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Bank Of New York	$(4,752)	$—	$—	$(4,752)
	Foreign Currency Contracts — BNP Paribas SA	(362)	362	—	—
	Foreign Currency Contracts — Citibank NA	(10,863)	—	—	(10,863)
	Foreign Currency Contracts — Goldman Sachs & Co.	(2,445)	—	—	(2,445)
	Foreign Currency Contracts — JPMorgan Chase Bank	(2,272)	—	—	(2,272)
	Foreign Currency Contracts — Morgan Stanley	(32,724)	24,181	—	(8,543)
	Total	$(53,418)	$24,543	$—	$(28,875)
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(567)	$346	$—	$(221)
	Foreign Currency Contracts — Citibank NA	(22,563)	1,928	—	(20,635)
	Total	$(23,130)	$2,274	$—	$(20,856)
FlexShares STOXX® Global ESG Select Index Fund	Foreign Currency Contracts — Morgan Stanley	$(707)	$—	$—	$(707)
	Total	$(707)	—	$—	$(707)

360	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of New York	$(1,231)	$—	$—	$(1,231)
	Foreign Currency Contracts — BNP Paribas SA	(10,937)	10,937	—	—
	Foreign Currency Contracts — Citibank NA	(140,210)	23,314	—	(116,896)
	Foreign Currency Contracts — Morgan Stanley	(46,391)	46,391	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(189,120)	121,281	—	(67,839)
	Total	$(387,889)	$201,923	$—	$(185,966)
FlexShares STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — JPMorgan Chase Bank	$(19,414)	$40	$—	$(19,374)
	Foreign Currency Contracts — Morgan Stanley	(20,634)	19,484	—	(1,150)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(4,793)	4,793	—	—
	Total	$(44,841)	$24,317	$—	$(20,524)
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Citibank NA	$(730)	$76	$—	$(654)
	Foreign Currency Contracts — Goldman Sachs & Co.	(388)	—	—	(388)
	Foreign Currency Contracts — JPMorgan Chase Bank	(495)	495	—	—
	Foreign Currency Contracts — Morgan Stanley	(124)	124	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(10,018)	8	—	(10,010)
	Total	$(11,755)	$703	$—	$(11,052)
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(6,509)	$—	$—	$(6,509)
	Foreign Currency Contracts — Citibank NA	(48,127)	—	—	(48,127)
	Foreign Currency Contracts — Goldman Sachs & Co.	(188)	188	—	—
	Foreign Currency Contracts — Morgan Stanley	(27,535)	10,592	—	(16,943)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(2,781)	2,781	—	—
	Total	$(85,140)	$13,561	$—	$(71,579)
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — BNP Paribas SA	$(10,003)	$135	$—	$(9,868)
	Foreign Currency Contracts — Citibank NA	(1,368)	716	—	(652)
	Foreign Currency Contracts — Morgan Stanley	(3,309)	584	—	(2,725)
	Total	$(14,680)	$1,435	$—	$(13,245)
FlexShares International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts — Bank Of New York	$(96)	$—	$—	$(96)
	Foreign Currency Contracts — Goldman Sachs & Co.	(149)	—	—	(149)
	Foreign Currency Contracts — JPMorgan Chase Bank	(70)	70	—	—
	Foreign Currency Contracts — Morgan Stanley	(2,068)	951	—	(1,117)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(1,115)	342	—	(773)
	Total	$(3,498)	$1,363	$—	$(2,135)

FLEXSHARES SEMIANNUAL REPORT	361

Notes to the Financial Statements (cont.)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2021

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares US Quality Low Volatility Index Fund	$43,328

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	16,282

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	7,426

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	(8,122)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Emerging Markets Quality Low Volatility Index Fund	1,536

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Emerging Markets Quality Low Volatility Index Fund	374

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Emerging Markets Quality Low Volatility Index Fund	(16)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar US Market Factor Tilt Index Fund	651,986

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	407,091

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(9,766)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	43,535

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(53,418)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	22,001

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	8,464

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(23,130)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares US Quality Large Cap Index Fund	42,247

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® US ESG Select Index Fund	110,922

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® Global ESG Select Index Fund	122,398

362	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares STOXX® Global ESG Select Index Fund	$(391)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global ESG Select Index Fund	792

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global ESG Select Index Fund	(707)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,246,427

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(32,316)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	334,480

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(387,889)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® Global Broad Infrastructure Index Fund	744,215

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares STOXX® Global Broad Infrastructure Index Fund	(18,752)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	91,073

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(44,841)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Global Quality Real Estate Index Fund	138,856

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Global Quality Real Estate Index Fund	(2,793)

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	3,641

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	(11,755)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Index Fund	326,483

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Defensive Index Fund	63,640

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Quality Dividend Dynamic Index Fund	12,071

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	368,581

Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	(8,034)

FLEXSHARES SEMIANNUAL REPORT	363

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	$43,618

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(85,140)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Defensive Index Fund	36,020

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	1,857

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	(14,680)

Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Dynamic Index Fund	10,131

Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	1,886

Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	(3,498)

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2021

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares US Quality Low Volatility Index Fund	$70,495	$49,377

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	109,798	45,689

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	(8,564)	(2,417)

364	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Emerging Markets Quality Low Volatility Index Fund	$36,910	$(180)

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Emerging Markets Quality Low Volatility Index Fund	98	358

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	3,004,394	824,992

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	2,384,258	975,733

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	28,430	50,318

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	730,771	(32,868)

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	32,497	(26,882)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares US Quality Large Cap Index Fund	95,629	55,229

FLEXSHARES SEMIANNUAL REPORT	365

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® US ESG Select Index Fund	$182,593	$126,130

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global ESG Select Index Fund	250,436	162,946

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global ESG Select Index Fund	(9,953)	(3,046)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	6,325,267	2,041,353

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	429,933	(129,055)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	3,745,579	1,464,636

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(81,179)	72,607

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Global Quality Real Estate Index Fund	1,221,303	157,364

366	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	$(23,840)	$(7,496)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Index Fund	1,236,691	448,353

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Defensive Index Fund	264,512	97,822

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Dynamic Index Fund	9,621	12,071

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Index Fund	2,455,293	948,899

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	159,607	(76,327)

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Defensive Index Fund	244,680	85,914

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	(22,594)	(13,904)

FLEXSHARES SEMIANNUAL REPORT	367

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives

Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	$64,200	$23,616

Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	635	(1,804)

At April 30, 2021, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts				Interest Rate future
Fund	Number of Trades	Average Notional Amount	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short

FlexShares US Quality Low Volatility Index Fund	—	$—	8	$288,201	—	$—	—	$—	—	$—

FlexShares Developed Markets Ex-US Quality Low Volatility Index Fund	99	75,950	22	149,599	—	—	—	—	—	—

FlexShares Emerging Markets Quality Low Volatility Index Fund	6	119,768	19	100,099	—	—	—	—	—	—

FlexShares Morningstar US Market Factor Tilt Index Fund	—	—	74	688,218	—	—	—	—	—	—

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	62	634,463	67	666,190	—	—	—	—	—	—

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	36	216,357	36	470,781	—	—	—	—	—	—

FlexShares US Quality Large Cap Index Fund	—	—	11	189,303	—	—	—	—	—	—

FlexShares STOXX US ESG Select Index Fund	—	—	20	258,037	—	—	—	—	—	—

FlexShares STOXX Global ESG Select Index Fund	12	78,129	38	166,298	—	—	—	—	—	—

FlexShares Morningstar Global Upstream Natural Resources Index Fund	158	851,439	245	843,960	—	—	—	—	—	—

FlexShares STOXX Global Broad Infrastructure Index Fund	66	463,970	159	574,592	—	—	—	—	—	—

FlexShares Global Quality Real Estate Index Fund	54	94,585	73	332,264	—	—	—	—	—	—

368	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Foreign Exchange Contracts		Equity Contracts				Interest Rate future
Fund	Number of Trades	Average Notional Amount	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short

FlexShares Quality Dividend Index Fund	—	$—	46	$1,087,569	—	$—	—	$—	—	$—

FlexShares Quality Dividend Defensive Index Fund	—	—	38	277,447	—	—	—	—	—	—

FlexShares Quality Dividend Dynamic Index Fund	—	—	4	188,122	—	—	—	—	—	—

FlexShares International Quality Dividend Index Fund	141	382,435	123	441,300	—	—	—	—	—	—

FlexShares International Quality Dividend Defensive Index Fund	31	108,193	42	133,246	—	—	—	—	—	—

FlexShares International Quality Dividend Dynamic Index Fund	92	27,830	22	86,787	—	—	—	—	—	—

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2020, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Each Fund except the FlexShares iBoxx 3-Year Target Duration TIPs Index Fund, FlexShares iBoxx 5-Year Target Duration TIPs Index Fund and the FlexShares High Yield Value-Scored Bond Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the

FLEXSHARES SEMIANNUAL REPORT	369

Notes to the Financial Statements (cont.)

foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Board.

As compensation for its advisory services and assumption of certain Fund expenses, NTI is entitled to a unitary management fee (“Management Fee”), computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the Management Fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the following fees under the Investment Advisory Agreement: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The Management Fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee

FlexShares US Quality Low Volatility Index Fund	0.22%

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	0.32%

Fund	Unitary Management Fee

FlexShares Emerging Markets Quality Low Volatility Index Fund	0.40%

FlexShares Morningstar US Market Factor Tilt Index Fund	0.25%

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.39%

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.59%

FlexShares US Quality Large Cap Index Fund	0.32%

FlexShares STOXX® US ESG Select Index Fund	0.32%

FlexShares STOXX® Global ESG Select Index Fund	0.42%

FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.46%

FlexShares STOXX® Global Broad Infrastructure Index Fund	0.47%

FlexShares Global Quality Real Estate Index Fund	0.45%

FlexShares Real Assets Allocation Index Fund	0.57%

FlexShares Quality Dividend Index Fund	0.37%

FlexShares Quality Dividend Defensive Index Fund	0.37%

FlexShares Quality Dividend Dynamic Index Fund	0.37%

FlexShares International Quality Dividend Index Fund	0.47%

FlexShares International Quality Dividend Defensive Index Fund	0.47%

FlexShares International Quality Dividend Dynamic Index Fund	0.47%

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.18%

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.18%

FlexShares Disciplined Duration MBS Index Fund	0.20%

370	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Unitary Management Fee

FlexShares Credit-Scored US Corporate Bond Index Fund	0.22%

FlexShares Credit-Scored US Long Corporate Bond Index Fund	0.22%

FlexShares High Yield Value-Scored Bond Index Fund	0.37%

FlexShares Ready Access Variable Income Fund	0.25%

FlexShares Core Select Bond Fund	0.35%

Effective March 1, 2021, the Investment Adviser has contractually agreed until March 1, 2022, to reimburse a portion of the operating expenses of each Fund (other than acquired fund fees and expenses (“AFFE”)) so the “Total Annual Fund Operating Expenses After Expense Reimbursement” do not exceed the Fund’s Management Fee plus (+) .0049%. In the case of the FlexShares Real Assets Allocation Index Fund, the Investment Adviser has contractually agreed until March 1, 2022 to waive Management Fees or reimburse certain expenses in an amount equal to the AFFE attributable to the Fund’s investments in its Underlying Fund. In the case of the FlexShares Core Select Bond Fund, the Investment Adviser has contractually agreed until March 1, 2022 to waive Management Fees or reimburse certain expenses in an amount equal to the sum of (a) any AFFE incurred by the Fund that are attributable to the Fund’s investment in Underlying Funds managed by NTI or an investment adviser controlling, controlled by, or under common control with NTI (“Affiliated Funds”); and (b) 0.05% or such lesser amount in AFFE incurred by the Fund that are attributable to the Fund’s investment in Underlying Funds that are not Affiliated Funds. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund’s financial statements. After these dates, the Investment Adviser and a Fund may mutually agree to extend the contractual arrangements. The Board may terminate the contractual arrangements at any time if it determines that it is in the best interest of a Fund and its shareholders. These expenses and the reimbursements are shown as “Investment advisory fees reimbursed” on the Statements of Operations.

In addition, effective October 29, 2018, NTI contractually agreed to reimburse the Funds for certain other fees and expenses that are not Covered Expenses. These fees and expenses and the reimbursements are shown as Other expenses and Other expenses reimbursed, respectively, in the Statements of Operations.

The Investment Adviser may voluntarily waive or reimburse additional management fees. Amounts waived or reimbursed by the Investment Adviser may not be recouped by the Investment Adviser. These waivers and/or reimbursements are shown as Expenses waived and/or reimbursed by Advisor on the Statements of Operations. During the six months ended April 30, 2021, the Investment Adviser did not voluntarily waive or reimburse additional management fees.

5. Administration Fees

JPMorgan Chase Bank, N.A. (the “Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

The Trust has adopted a DC Plan for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, Independent Trustees may elect to defer all or a portion of

FLEXSHARES SEMIANNUAL REPORT	371

Notes to the Financial Statements (cont.)

their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently available under the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® US ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Ready Access Variable Income Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as described in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. The Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal period.

9. Issuance and Redemption of Fund Shares

Each Fund only issues and redeems shares to Authorized Participants in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares in the secondary market through a broker-dealer and such transactions may be subject to customary commission and fee rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The transaction fees are paid directly to the Fund and used to offset Fund custody fees. Certain fees or costs associated with Creation Unit purchases may be paid by NTI in certain circumstances. In addition, the Trust may from time to time waive the standard transaction fee. The net custody fees charged to the Fund are paid for by the Investment Adviser through the Fund’s Unitary Fee. Transaction fees remaining in the Funds were as follows:

Fund	As of April 30, 2021	As of October 31, 2020

FlexShares US Quality Low Volatility Index Fund	$4,200	$3,150

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	9,000	6,750

FlexShares Emerging Markets Quality Low Volatility Index Fund	8,000	—

FlexShares Morningstar US Market Factor Tilt Index Fund	12,000	21,000

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	60,000	80,000

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	75,000	—

FlexShares US Quality Large Cap Index Fund	6,500	3,000

FlexShares STOXX® US ESG Select Index Fund	7,700	1,400

FlexShares STOXX® Global ESG Select Index Fund	43,000	7,500

FlexShares Morningstar Global Upstream Natural Resources Index Fund	105,001	21,000

FlexShares STOXX® Global Broad Infrastructure Index Fund	66,000	26,000

FlexShares Global Quality Real Estate Index Fund	20,000	12,000

372	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	As of April 30, 2021	As of October 31, 2020

FlexShares Quality Dividend Index Fund	$11,600	$10,550

FlexShares Quality Dividend Defensive Index Fund	8,450	4,950

FlexShares Quality Dividend Dynamic Index Fund	1,100	1,100

FlexShares International Quality Dividend Index Fund	32,501	15,000

FlexShares International Quality Dividend Defensive Index Fund	5,000	5,000

FlexShares International Quality Dividend Dynamic Index Fund	32,000	5,000

FlexShares Disciplined Duration MBS Index Fund	4,400	4,800

FlexShares Credit-Scored US Corporate Bond Index Fund	4,000	4,000

FlexShares Credit-Scored US Long Corporate Bond Index Fund	2,500	500

FlexShares High Yield Value-Scored Bond Index Fund	5,500	3,000

FlexShares Ready Access Variable Income Fund	2,275	3,675

The FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund and the FlexShares Core Select Bond Fund do not charge standard creation unit transaction fees.

10. Investment Transactions

For the period ended April 30, 2021, the FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Disciplined Duration MBS Index Funds invested solely in U.S. Government securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-

term securities, derivatives and in-kind transactions for the period ended April 30, 2021, were as follows:

Fund	Purchases	Sales

FlexShares US Quality Low Volatility Index Fund	$27,800,020	$28,146,401

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	21,447,200	20,073,896

FlexShares Emerging Markets Quality Low Volatility Index Fund	7,737,478	3,688,873

FlexShares Morningstar US Market Factor Tilt Index Fund	170,100,952	170,682,238

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	67,003,074	75,484,792

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	78,703,750	45,891,757

FlexShares US Quality Large Cap Index Fund	16,199,008	16,017,373

FlexShares STOXX® US ESG Select Index Fund	26,017,452	25,758,393

FlexShares STOXX® Global ESG Select Index Fund	31,930,445	31,005,477

FlexShares Morningstar Global Upstream Natural Resources Index Fund	732,929,288	611,756,758

FlexShares STOXX® Global Broad Infrastructure Index Fund	227,338,689	205,463,751

FlexShares Global Quality Real Estate Index Fund	73,131,666	70,474,750

FlexShares Real Assets Allocation Index Fund	598,541	609,715

FlexShares Quality Dividend Index Fund	386,397,618	385,216,703

FlexShares Quality Dividend Defensive Index Fund	127,900,451	128,201,436

FlexShares Quality Dividend Dynamic Index Fund	4,203,576	4,401,071

FlexShares International Quality Dividend Index Fund	176,217,366	176,069,177

FLEXSHARES SEMIANNUAL REPORT	373

Notes to the Financial Statements (cont.)

Fund	Purchases	Sales

FlexShares International Quality Dividend Defensive Index Fund	$20,918,077	$21,607,491

FlexShares International Quality Dividend Dynamic Index Fund	18,028,349	10,825,597

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund†	405,813,310	411,983,122

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund††	142,527,185	145,171,942

FlexShares Disciplined Duration MBS Index Fund†††	190,951,290	179,677,670

FlexShares Credit-Scored US Corporate Bond Index Fund	152,327,078	61,980,978

FlexShares Credit-Scored US Long Corporate Bond Index Fund	32,094,376	19,753,411

FlexShares High Yield Value-Scored Bond Index Fund	166,394,550	156,785,018

FlexShares Ready Access Variable Income Fund††††	168,349,226	167,751,855

FlexShares Core Select Bond Fund	50,763,170	50,604,085

†	Include $405,813,310 in purchases and $411,983,122 in sales in U.S. Government Securities.

††	Include $142,527,185 in purchases and $145,171,942 in sales in U.S. Government Securities.

†††	Include $4,697,055 in purchases and $4,700,750 in sales in U.S. Government Securities.

††††	Include $— in purchases and $18,015,784 in sales in U.S. Government Securities.

11. In-Kind Transactions

During the period ended April 30, 2021, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended April 30, 2021, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value

FlexShares US Quality Low Volatility Index Fund	$24,757,576

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	9,406,063

Fund	Fair Value

FlexShares Emerging Markets Quality Low Volatility Index Fund	$1,280,087

FlexShares Morningstar US Market Factor Tilt Index Fund	69,435,498

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	5,928,160

FlexShares US Quality Large Cap Index Fund	6,786,429

FlexShares STOXX® US ESG Select Index Fund	87,591,720

FlexShares STOXX® Global ESG Select Index Fund	30,448,519

FlexShares Morningstar Global Upstream Natural Resources Index Fund	942,556,255

FlexShares STOXX® Global Broad Infrastructure Index Fund	358,879,522

FlexShares Global Quality Real Estate Index Fund	48,827,434

FlexShares Real Assets Allocation Index Fund	1,639,862

FlexShares Quality Dividend Index Fund	143,811,892

FlexShares Quality Dividend Defensive Index Fund	53,685,627

FlexShares Quality Dividend Dynamic Index Fund	2,708,842

FlexShares International Quality Dividend Index Fund	15,185,911

FlexShares International Quality Dividend Dynamic Index Fund	16,559,580

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	124,927,460

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	23,529,405

FlexShares Core Select Bond Fund	15,934,965

During the period ended April 30, 2021, certain Funds delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the period ended

374	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

April 30, 2021, the fair value and realized gain (losses) of the securities transferred for redemptions for each Fund were as follows:

Fund	Fair Value	Net Realized Gains (Losses)

FlexShares US Quality Low Volatility Index Fund	$13,589,852	$3,645,305

FlexShares Morningstar US Market Factor Tilt Index Fund	19,501,938	10,062,359

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	19,214,492	3,586,561

FlexShares US Quality Large Cap Index Fund	5,372,103	1,841,892

FlexShares STOXX® US ESG Select Index Fund	32,142,344	13,765,161

FlexShares STOXX® Global ESG Select Index Fund	6,729,191	1,734,784

FlexShares Morningstar Global Upstream Natural Resources Index Fund	74,783,155	18,819,343

FlexShares Global Quality Real Estate Index Fund	20,957,509	2,563,098

FlexShares Quality Dividend Index Fund	205,580,130	71,082,713

FlexShares Quality Dividend Defensive Index Fund	80,778,689	23,752,355

FlexShares International Quality Dividend Index Fund	13,657,341	2,149,355

FlexShares International Quality Dividend Defensive Index Fund	1,528,532	266,094

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	165,673,460	10,347,059

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	33,172,559	3,130,725

FlexShares Core Select Bond Fund	9,318,234	788,873

12. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

13. New Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

14. LIBOR Transition

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (FCA), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s

FLEXSHARES SEMIANNUAL REPORT	375

Notes to the Financial Statements (cont.)

Alternative Reference Rate Committee comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Until then, the Funds may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

15. Legal Proceedings

On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (the “Trust”), and Wilmington Savings Fund Society, FSB, as successor indenture trustee for various notes issued by Nine West Holdings, Inc. (together with the Trustee, “Plaintiffs”), filed separate complaints in the United States District Court for the Northern District of Illinois (case nos. 20-cv-01129 and 20-cv-01136, respectively) against a group of defendants that includes the FlexShares Morningstar US Market Factor Tilt Index Fund in its capacity as a former public shareholder of The Jones Group Inc. (“Jones Group”). The claims in these actions stem from a series of merger transactions (“Transactions”)

entered into by Jones Group in 2014 that allegedly rendered Jones Group insolvent. The FlexShares Morningstar US Market Factor Tilt Index Fund allegedly received $224,910 as a result of the Transactions. The Plaintiffs seek to clawback these proceeds for the benefit of the Trust and the noteholders on the basis that they allegedly were fraudulent conveyances.

During the quarter ended June 30, 2020, the Judicial Panel on Multidistrict Litigation ordered the transfer of these actions and several substantially similar actions filed in other districts to the Southern District of New York for consolidated pre-trial proceedings. On June 29, 2020, the former public shareholder defendants, including FlexShares Morningstar US Market Factor Tilt Index Fund, filed a motion to dismiss on the basis that the payments made to them in connection with the Transactions were shielded from the fraudulent conveyance claims under Section 546(e) of the Bankruptcy Code. On August 27, 2020, all fraudulent conveyance claims against the former public shareholder defendants were dismissed. Plaintiffs appealed from that decision and the actions are currently on appeal before the U.S. Court of Appeals for the Second Circuit.

Since it is presently not possible to determine the outcome of these matters, no provision has been made in the financial statements for their ultimate resolution. In management of the Fund’s opinion, the final resolution of the above legal matters will not have a material adverse effect on the Fund’s financial statements. The Fund intends to vigorously defend these actions.

16. Coronavirus (COVID-19) Pandemic

The outbreak of a respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national

376	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of securities held by a Fund. In addition, during periods of market disruption or other abnormal market conditions, the Funds’ exposure to the risks described in their respective prospectuses and statements of additional information will likely increase. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Fund’s service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark or underlying indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

17. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the items noted below.

Effective June 1, 2021, the name of the FlexShares® STOXX® US ESG Impact Index Fund was changed to FlexShares® STOXX® US ESG Select Index Fund and the name of the FlexShares® STOXX® Global ESG Impact Index Fund was changed to FlexShares® STOXX® Global ESG Select Index Fund.

FLEXSHARES SEMIANNUAL REPORT	377

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) Transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2021.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2021.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 04/30/21	Expenses Paid During the Period *	Annualized Expense Ratio During Period

FlexShares® US Quality Low Volatility Index Fund

Actual	$1,000.00	$1,210.00	$1.21	0.22%

Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

Actual	$1,000.00	$1,166.60	$1.72	0.32%

Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%

FlexShares® Emerging Markets Quality Low Volatility Index Fund

Actual	$1,000.00	$1,149.80	$2.13	0.40%

Hypothetical	$1,000.00	$1,022.81	$2.01	0.40%

378	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/21	Expenses Paid During the Period *	Annualized Expense Ratio During Period

FlexShares® Morningstar US Market Factor Tilt Index Fund

Actual	$1,000.00	$1,386.90	$1.48	0.25%

Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

Actual	$1,000.00	$1,339.20	$2.26	0.39%

Hypothetical	$1,000.00	$1,022.86	$1.96	0.39%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

Actual	$1,000.00	$1,326.20	$3.40	0.59%

Hypothetical	$1,000.00	$1,021.87	$2.96	0.59%

FlexShares® US Quality Large Cap Index Fund

Actual	$1,000.00	$1,295.90	$1.82	0.32%

Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%

FlexShares® STOXX® US ESG Select Index Fund

Actual	$1,000.00	$1,297.70	$1.82	0.32%

Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%

FlexShares® STOXX® Global ESG Select Index Fund

Actual	$1,000.00	$1,293.90	$2.39	0.42%

Hypothetical	$1,000.00	$1,022.71	$2.11	0.42%

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

Actual	$1,000.00	$1,428.90	$2.77	0.46%

Hypothetical	$1,000.00	$1,022.51	$2.31	0.46%

FlexShares® STOXX® Global Broad Infrastructure Index Fund

Actual	$1,000.00	$1,213.30	$2.58	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® Global Quality Real Estate Index Fund

Actual	$1,000.00	$1,277.90	$2.54	0.45%

Hypothetical	$1,000.00	$1,022.56	$2.26	0.45%

FlexShares® Real Assets Allocation Index Fund(a)

Actual	$1,000.00	$1,288.60	$0.62	0.11%

Hypothetical	$1,000.00	$1,024.25	$0.55	0.11%

FlexShares® Quality Dividend Index Fund

Actual	$1,000.00	$1,279.90	$2.09	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FLEXSHARES SEMIANNUAL REPORT	379

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/21	Expenses Paid During the Period *	Annualized Expense Ratio During Period

FlexShares® Quality Dividend Defensive Index Fund

Actual	$1,000.00	$1,250.20	$2.06	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® Quality Dividend Dynamic Index Fund

Actual	$1,000.00	$1,336.20	$2.14	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FlexShares® International Quality Dividend Index Fund

Actual	$1,000.00	$1,316.80	$2.70	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® International Quality Dividend Defensive Index Fund

Actual	$1,000.00	$1,283.20	$2.66	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® International Quality Dividend Dynamic Index Fund

Actual	$1,000.00	$1,393.30	$2.79	0.47%

Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

Actual	$1,000.00	$1,040.30	$0.91	0.18%

Hypothetical	$1,000.00	$1,023.90	$0.90	0.18%

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

Actual	$1,000.00	$1,031.40	$0.91	0.18%

Hypothetical	$1,000.00	$1,023.90	$0.90	0.18%

FlexShares® Disciplined Duration MBS Index Fund

Actual	$1,000.00	$1,000.00	$0.99	0.20%

Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%

FlexShares® Credit-Scored US Corporate Bond Index Fund

Actual	$1,000.00	$1,003.10	$1.09	0.22%

Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

Actual	$1,000.00	$989.00	$1.08	0.22%

Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%

FlexShares® High Yield Value-Scored Bond Index Fund

Actual	$1,000.00	$1,108.40	$1.93	0.37%

Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

380	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/21	Expenses Paid During the Period *	Annualized Expense Ratio During Period

FlexShares® Ready Access Variable Income Fund

Actual	$1,000.00	$1,002.80	$1.24	0.25%

Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

FlexShares® Core Select Bond Fund(a)

Actual	$1,000.00	$991.10	$0.89	0.18%

Hypothetical	$1,000.00	$1,023.90	$0.90	0.18%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Fund(s) in which the Fund invests.

FLEXSHARES SEMIANNUAL REPORT	381

Liquidity Risk Management Program (Unaudited)

FlexShares Trust (the “Trust”), on behalf of each of its series (each, a “Fund” and, collectively, the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”) as required by rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund.

The Trust’s Board of Trustees (the “Board”) has appointed Northern Trust Investments, Inc. (“NTI”), the investment adviser to the Funds, as the program administrator for the Program. NTI has delegated oversight of the Program to the Northern Trust Asset Management Credit & Liquidity Risk Committee (the “Committee”).

At a meeting of the Board held during the six-month period ended April 30, 2021, the Board received and reviewed the annual written report of the Committee, on behalf of NTI (the “Report”), concerning the operation of the Program. The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation.

The Report summarized the operation of the Program and the information and factors considered by the Committee in reviewing the adequacy and effectiveness of the Program’s implementation with respect to each Fund. Such information and factors included, among other things: (i) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (ii) the methodology and inputs used to classify the liquidity of each Fund’s portfolio investments and the Committee’s assessment that each Fund’s strategy is appropriate for an exchange-traded fund structured as an open-end fund; (iii) that each Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that none of the Funds required the establishment of a highly liquid investment minimum (as defined in the Rule) and the methodology for that determination; and (v) confirmation that none of the Funds had breached the 15% maximum threshold on illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the market value of the investment) and the procedures for monitoring compliance with the limit. The Report also summarized the changes made to the Program over the course of the year.

The Committee concluded, and reported to the Board, that the Program was being effectively implemented and that the Program was reasonably designed to assess and manage each Fund’s Liquidity Risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to Liquidity Risk and other risks to which an investment in the Fund may be subject.

382	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (Unaudited)

Principal Risks

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following risks apply to all of the Funds:

Cyber Security and Operational Risk

Cyber security and operational risk is the risk that the Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Investment Adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

Valuation Risk

The sale price the Funds could receive for a security may differ from the Funds’ valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology.

Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be heightened for a Fund if it invests in non-U.S. securities or other securities or instruments that are less widely traded. Such securities or instruments often involve greater settlement and operational issues and capital costs for Authorized Participants.

Market Risk

Market risk is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in a Fund to decline. Market disruptions caused by local or regional

FLEXSHARES SEMIANNUAL REPORT	383

Supplemental Information (cont.)

events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments and could result in the Fund’s shares trading at increased premiums or discounts to the Fund’s NAV. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from the COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments. Market risk also includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. The value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

The following risk applies only to the Index Funds:

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, accepting custom baskets, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spinoffs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

Calculation Methodology Risk

Each of the Index Funds is subject to Calculation Methodology Risk. This is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Index guaranteed.

The following risks apply to each Fund, as disclosed:

Concentration Risk

Each of the Funds, except the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, is subject to Concentration Risk. To the extent that the investments of these Funds are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Interest Rate/Maturity Risk

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed

384	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

MLP Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund and FlexShares Real Assets Allocation Index Fund (including through its investment in its Underlying Fund(s)) may invest in Master Limited Partnerships (“MLPs”). The FlexShares STOXX® Global Broad Infrastructure Index Fund may not invest more than 25% of its net assets in MLPs. MLP Risk is the risk that accompanies an investment in MLP units. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. MLPs may also be sensitive to changes in interest rates and, during periods of interest rate volatility, limited capital markets access and/or low commodities pricing and may not provide attractive returns. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the Fund’s shares. The Fund must include its allocable share of the MLP’s taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to the Fund’s shareholders.

Non-diversification Risk

The FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares Ready Access Variable Income Fund, FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging Markets Quality Low Volatility Index Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The performance of these Funds may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

Large Cap Risk

The FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Select Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging Markets Quality Low Volatility Index Fund are subject to the risk that returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies. In addition, larger companies may grow more slowly or be slower to respond to business developments than smaller companies.

Mid Cap Stock Risk

The FlexShares STOXX® US ESG Select Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging

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Markets Quality Low Volatility Index Fund may invest in stocks of mid-sized companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mid and Small Cap Stock Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (including through its investment in its Underlying Fund(s)), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund may invest in stocks of smaller companies which may be more volatile than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, and FlexShares Real Assets Allocation Index Fund’s (including through its investment in its Underlying Fund(s)) investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

ESG Investment Risk

The FlexShares STOXX® US ESG Select Index Fund and FlexShares STOXX® Global ESG Select Index Fund are subject to the risk that because the methodology of the Underlying Index selects and assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not utilize ESG criteria when selecting investments.

High Portfolio Turnover Risk

The FlexShares STOXX® US ESG Select Index Fund, FlexShares Ready Access Variable Income Fund, FlexShares Core Select Bond Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and FlexShares High Yield Value-Scored Bond Index Fund are subject to the risk that active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

Global Natural Resources Risk

The FlexShares Morningstar Global Upstream Natural Resources Index Fund (which is also an Underlying Fund of FlexShares Real Assets Allocation Index Fund) is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the

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Supplemental Information (cont.)

value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Hedging Risk

The FlexShares Core Select Bond Fund is subject to the risk that the Fund’s short positions in U.S. Treasury futures and transactions in interest rate swaps will not completely eliminate interest rate risk of long positions in bonds. In certain falling interest rate environments, the Fund’s hedging strategy could result in disproportionately larger losses in the short U.S. Treasury futures and interest rate swaps positions as compared to gains in the long bond positions attributable to interest rate changes.

Corporate Bond Risk

The FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund invest primarily in bonds issued by corporations. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Interest Rate Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund and FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of FlexShares Real Assets Allocation Index Fund) are subject to the risk that rising interest rates may adversely affect the Fund. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.

Cash Transactions Risk

The FlexShares Disciplined Duration MBS Index Fund and FlexShares Ready Access Variable Income Fund may effect a creation or redemption order of its shares entirely for cash, rather than for in-kind securities. Paying redemption proceeds entirely in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that meet redemption orders entirely in-kind with portfolio securities. The use of all cash creations and redemption orders may also cause a Fund’s shares to trade in the secondary market at wider bid-ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.

China Investment Risk

The FlexShares Emerging Markets Quality Low Volatility Index Fund, and FlexShares Morningstar Emerging Markets Factor Tilt Index Fund expects to have significant investment in securities of Chinese issuers. Investment exposure to China subjects a Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed

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markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and expansion of the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese economy is export-driven and highly reliant on trade. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners, such as the United States, Japan and South Korea, may have an adverse impact on the Chinese economy.

Currency Risk

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX ® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Ready Access Variable Income Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging Markets Quality Low Volatility Index Fund may invest in securities denominated in foreign currencies. While each Fund’s investments may be denominated in foreign currencies, the portfolio securities and other assets held by each Fund are valued in U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, that Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Foreign Securities Risk

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, and FlexShares Ready Access Variable Income Fund will invest in foreign securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the U.S., and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency.

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Emerging Markets Risk

The FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, and FlexShares Ready Access Variable Income Fund invest in emerging market countries. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of developed countries. The securities laws of emerging market countries may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Global factors and foreign actions may inhibit the flow of foreign capital on which a country is dependent to sustain its growth. In general, securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, and have problems with securities registration and custody. These securities markets also have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and also may be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to a Fund.

Japan Investment Risk

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, and FlexShares Developed Markets ex-US Quality Low Volatility Index Fund expects to have significant investment in securities of Japanese issuers. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could negatively impact Japanese issuers. In recent times, Japan’s economic growth rate has remained low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect a Fund. The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan’s relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity by North Korea. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy in times of crisis. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole.

U.S. Issuer Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX US ESG Select Index Fund, FlexShares STOXX Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored U.S. Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund,

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Supplemental Information (cont.)

FlexShares High Yield Value-Scored Bond Index Fund, FlexShares US Quality Low Volatility Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund has significant exposure to U.S. issuers. Decreasing imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy. The financial crisis that began in 2007 caused a significant decline in the value and liquidity of issuers in the United States. Policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Funds have exposure.

The following risks apply to the FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund:

Dividend Risk

The Fund is subject to the risk that an issuer of stock held by a Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. A Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

The Fund is subject to the risk that the actual level of volatility experienced by a Fund may be greater or lower than the targeted overall volatility of the Fund’s Underlying Index. Although a Fund’s Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. A Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that a Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

The following risk applies to the FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund):

Real Estate Securities Risk

The Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

The following risk applies to the FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of FlexShares Real Assets Allocation Index Fund) and FlexShares STOXX® Global Broad Infrastructure Index Fund:

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Supplemental Information (cont.)

Real Estate Investment Trust (REIT) Risk

The Fund is subject to the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The following risk apply to the FlexShares Real Assets Allocation Index Fund:

Fund of Funds Risk (or Underlying Funds Risk)

The Fund is subject to the risk that the Fund’s investment performance largely depends on the investment performance of the Underlying Fund(s) in which it primarily invests. The Fund’s NAV will change with changes in the value of the Underlying Fund(s) and other securities in which the Fund invests based on their market valuations.

An investment in the Fund will entail more costs and expenses than direct investments in the Underlying Fund(s). The Fund will indirectly pay a proportional share of the expenses of the Underlying Fund(s) in which it invests (including operating expenses and management fees), in addition to the fees and expenses it pays directly. As the Fund’s allocation to an Underlying Fund changes from time to time, or to the extent that the expense ratio of an Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares High Yield Value-Scored Bond Index Fund, FlexShares Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund:

Credit (or Default) Risk

The Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. The degree of credit risk depends on the issuer’s or counterparty’s financial condition and on the terms of the securities.

Debt Extension Risk

The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Liquidity Risk

The Fund is subject to the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund’s investments and its returns.

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Prepayment (or Call) Risk

The Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

U.S. Government Securities Risk

The FlexShares Disciplined Duration MBS Index Fund, FlexShares Ready Access Variable Income Fund and FlexShares Core Select Bond Fund are subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Mortgage-Related and Other Asset-Backed Risks

The FlexShares Ready Access Variable Income Fund and FlexShares Core Select Bond Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

The following risk applies to the FlexShares Disciplined Duration MBS Index Fund:

Mortgage Backed Pass-Through Securities Risk

The Fund is subject to the risk of investing in mortgage-backed securities issued by a U.S. Agency. These securities may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to Credit (or Default) Risk, Interest Rate/ Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The following risks apply to the FlexShares High Yield Value-Scored Bond Index Fund:

Distressed Securities Risk

Distressed securities risk is the substantial risk of investing in distressed securities that is in addition to the risks of investing in non-investment grade securities generally. NTI defines securities issued by companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings as “distressed securities.” Distressed securities are speculative and involve a substantial risk that principal will not be paid. In addition, the Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. These securities may present a substantial risk of default. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

High Yield Securities Risk

High yield securities risk is the risk that the Fund will be subject to greater credit risk, price volatility and risk of loss than if it invested primarily in investment grade securities, which can adversely impact the Fund’s return and net asset value. High yield securities are considered highly speculative and are subject to increased risk of an issuer’s inability to make principal and

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Supplemental Information (cont.)

interest payments. The Fund’s Underlying Index is designed to be comprised of securities with the potential for higher yields as compared to the overall high yield corporate bond market. As such, the Fund is expected to exhibit greater sensitivity to market fluctuations.

Substantial Volatility Risk

Substantial volatility risk is the risk that the value of the securities in the Fund’s portfolio may fluctuate, sometimes rapidly and unpredictably at a greater level than the overall market. There is a risk that the Fund could have substantial volatility.

Value Score Risk

Value score risk is the risk that the Fund’s investment in companies whose securities are believed to be undervalued will not appreciate in value as anticipated. Although the Underlying Index is designed to measure a portfolio of bonds of companies with the potential for higher yields and less risk of insolvency relative to the Parent Index, there is no assurance that the Underlying Index or Fund will be comprised of such securities. Accordingly, the Fund may be subject to greater credit risk, price volatility and risk of loss relative to the Parent Index.

The following risk applies to the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares Ready Access Variable Income Fund, FlexShares Core Select Bond Fund, FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging Markets Quality Low Volatility Index Fund:

Financial Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and/or non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital funds, among other factors. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

The following risk applies to the FlexShares US Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX US ESG Select Index Fund, FlexShares STOXX Global ESG Select Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, and FlexShares Quality Dividend Dynamic Index Fund:

Information Technology Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. information technology sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s price.

The following risk applies to the FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar US Market

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Supplemental Information (cont.)

Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX US ESG Select Index Fund, FlexShares STOXX Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund:

Equity Securities Risk

Each Fund invests in equity securities, primarily in the form of common stocks. Each of these Funds may also invest in preferred stocks and REITs. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. REITs are pooled investment vehicles that invest primarily in real estate or real estate related loans.

Equity securities are subject to changes in value that may be attributable to market perception of a particular issuer, general stock market fluctuations that affect all issuers, or as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The equity securities owned by a Fund may be more volatile and underperform other asset classes and the general securities markets.

The following risks apply to the FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, and FlexShares Emerging Markets Quality Low Volatility Index Fund:

Large Shareholder Risk

Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

To the extent a significant percentage of the shares of a Fund are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Investment Adviser or an affiliate of the Investment Adviser has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Investment Adviser or an affiliate of the Investment Adviser and may adversely affect a Fund’s performance if the Investment Adviser is forced to sell portfolio securities or invest cash when the Investment Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains.

394	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

Low Volatility Risk

Although the Underlying Index is designed to have overall volatility that is lower than that of the Parent Index, there is no guarantee it will be successful. Securities or other assets in the Fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of a Fund. The price of a security may fluctuate due to factors affecting markets generally or particular industries. The market prices of the securities or other assets in a Fund’s portfolio may fluctuate, sometimes rapidly and unpredictably. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have lower overall volatility than the Parent Index. There is also the risk that a Fund may experience volatility greater than that of its Parent Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s gross expense ratio. Large purchases of a Fund’s shares may also adversely affect the Fund’s performance to the extent that a Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would to the extent that the Fund accepts cash for an order for the purchase of creation units of the Fund’s shares.

Passive Investment Risk

The FlexShares US Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX US ESG Select Index Fund, FlexShares STOXX Global ESG Select Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored U.S. Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and FlexShares High Yield Value-Scored Bond Index Fund are not actively managed. Each Fund may be affected by a general decline in the market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. NTI does not attempt to take defensive positions in any market conditions, including declining markets.

Premium/Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at flexshares.com.

FLEXSHARES SEMIANNUAL REPORT	395

For More Information (Unaudited)

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ website flexshares.com or the SEC’s website at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s website at sec.gov.

396	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® US Market Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt IndexSM, Morningstar® Emerging Markets Factor Tilt IndexSM, and Morningstar® Global Upstream Natural Resources IndexSM are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® USA ESG Select KPIs Index, STOXX® Global ESG Select KPIs Index and STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® US ESG Select Index Fund, FlexShares® STOXX® Global ESG Select Index Fund and FlexShares® STOXX® Global Broad Infrastructure Index Fund, respectively. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Low Volatility IndexSM, Northern Trust Developed Markets ex-US Quality Low Volatility IndexSM, Northern Trust Emerging Markets Quality Low Volatility IndexSM, Northern Trust Quality Large Cap IndexSM, Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM, Northern Trust Global Quality Real Estate IndexSM, Northern Trust Credit-Scored US Corporate Bond IndexSM, Northern Trust Credit-Scored US Long Corporate Bond IndexSM, Northern Trust Real Assets Allocation IndexSM, Northern Trust High Yield US Corporate Bond IndexSM, and Northern Trust High Yield Value-Scored US Corporate Bond IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust. The ICE® BofAML® Constrained Duration US Mortgage Backed Securities IndexSM are trademarks of ICE Data Indices, LLC or its affiliates (“ICE”) and have been licensed for use by NTI.

FS00238-0621

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a—3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not Applicable.

(a)(4)	Not Applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares® Trust

By:

/s/Peter K. Ewing

Peter K. Ewing

President and Principal Executive Officer

July 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Peter K. Ewing

Peter K. Ewing

President and Principal Executive Officer

July 2, 2021

By:

/s/Randal Rein

Randal Rein

Treasurer and Principal Financial Officer

July 2, 2021